                                      Registration Nos. 333-157121 and 811-22024

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 4  |X|

                        Post-Effective Amendment No.    |_|

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 20  |X|

                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)

                        132 Turnpike Road, Suite 210
                      Southborough, Massachusetts 01772
                         Telephone: (508) 460-2400
              (Address of Depositor's Principal Executive Office)

Scott D. Silverman, Senior Vice President, General Counsel and Corporate
                                    Secretary
                    Commonwealth Annuity and Life Insurance Company
                            132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                             Telephone: (508) 460-2408
                 (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485
|X|  on May 1, 2013 pursuant to paragraph (b) of Rule 485
|_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_|  on (date) pursuant to paragraph (a)(1) of Rule 485
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2012 and was filed before March 30, 2013.

                                 PROSPECTUS FOR
                       FLEXIBLE PREMIUM VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                            ------------------------

                          COMMONWEALTH ANNUITY HORIZON

                           VARIABLE ANNUITY ISSUED BY

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                HOME OFFICE:                          SERVICE CENTER MAILING ADDRESS:
        132 Turnpike Road, Suite 210                         P.O. Box 758550
           Southborough, MA 01772                        Topeka, Kansas 66675-8550
               1-866-297-7531                                 1-800-457-8803

This Prospectus describes flexible premium variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Annuitant has not attained age 91.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS DATED MAY 1, 2013.

You may allocate Purchase Payments and/or transfer Contract Value to one or more of the Subaccounts of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)

- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund

- Goldman Sachs VIT Global Markets Navigator Fund

- Goldman Sachs VIT Growth Opportunities Fund


- Goldman Sachs VIT High Quality Floating Rate Fund


- Goldman Sachs VIT Large Cap Value Fund
- Goldman Sachs VIT Mid Cap Value Fund
- Goldman Sachs VIT Money Market Fund
- Goldman Sachs VIT Strategic Growth Fund

- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund

- Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) (SERIES II SHARES)


- Invesco V.I. American Franchise Fund


- Invesco V.I. Core Equity Fund

- Invesco V.I. Global Health Care Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)

- AllianceBernstein VPS Intermediate Bond Portfolio

- AllianceBernstein VPS International Value Portfolio
- AllianceBernstein VPS Small/Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
(SERVICE CLASS 2)

- Fidelity VIP Contrafund-Registered Trademark- Portfolio
- Fidelity VIP Equity-Income Portfolio
- Fidelity VIP Disciplined Small Cap Portfolio

- Fidelity VIP Freedom Income Portfolio
- Fidelity VIP Freedom 2005 Portfolio
- Fidelity VIP Freedom 2010 Portfolio

- Fidelity VIP Freedom 2015 Portfolio

- Fidelity VIP Freedom 2020 Portfolio

- Fidelity VIP Freedom 2025 Portfolio

- Fidelity VIP Freedom 2030 Portfolio

- Fidelity VIP Freedom 2035 Portfolio

- Fidelity VIP Freedom 2040 Portfolio

- Fidelity VIP Freedom 2045 Portfolio

- Fidelity VIP Freedom 2050 Portfolio

- Fidelity VIP Growth Opportunities Portfolio

- Fidelity VIP Index 500 Portfolio

- Fidelity VIP Mid Cap Portfolio

- Fidelity VIP Overseas Portfolio

- Fidelity VIP Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2)

- FT VIP Franklin Income Securities Fund

- FT VIP Franklin Small Cap Value Securities Fund

- FT VIP Mutual Global Discovery Securities Fund

- FT VIP Mutual Shares Securities Fund

- FT VIP Templeton Growth Securities Fund

JANUS ASPEN SERIES
(SERVICE SHARES)

- Janus Aspen Enterprise Portfolio

- Janus Aspen Forty Portfolio

- Janus Aspen Perkins Mid Cap Value Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST
(SERVICE CLASS)

- MFS-Registered Trademark- New Discovery Series

- MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
(SERVICE SHARES)


- Oppenheimer Capital Income Fund/VA


- Oppenheimer Global Fund/VA


- Oppenheimer Global Strategic Income Fund/VA



- Oppenheimer Main Street Small Cap Fund-Registered Trademark-/VA


PIONEER VARIABLE CONTRACTS TRUST
(CLASS I)


- Pioneer Select Mid Cap Growth VCT Portfolio


PIONEER VARIABLE CONTRACTS TRUST
(CLASS II)


- Pioneer Disciplined Value VCT Portfolio


- Pioneer Emerging Markets VCT Portfolio

- Pioneer Mid Cap Value VCT Portfolio

Effective January 31, 2013, the AllianceBernstein VPS Small Cap Growth Portfolio was closed to new money.


In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)


    - Goldman Sachs International Real Estate Securities Fund (Class A)


    - Goldman Sachs Real Estate Securities Fund (Class A)

    - Goldman Sachs Technology Tollkeeper Fund (Class A)

Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


                                                                               PAGE
                                                                            ----------
DEFINITIONS...............................................................           6
SUMMARY OF EXPENSES.......................................................           8
CONDENSED FINANCIAL INFORMATION...........................................
DISTRIBUTION COSTS........................................................           9
SUMMARY...................................................................          10
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS..................          12
THE CONTRACTS.............................................................          24
    A.   GENERAL INFORMATION..............................................          24
         1.   Purchase Payments...........................................          24
         2.   Free Look Period............................................          24
         3.   Owners, Annuitants, and Beneficiaries.......................          25
         4.   Assignment..................................................          26
    B.   THE ACCUMULATION PERIOD..........................................          26
         1.   Application of Purchase Payments............................          26
         2.   Accumulation Unit Value.....................................          27
         3.   Contract Value..............................................          28
         4.   Transfers During The Accumulation Period....................          28
         5.   Disruptive Trading..........................................          29
         6.   Withdrawals and Surrenders During The Accumulation Period...          31
         7.   Death Benefit...............................................          32
         8.   Telephone and Facsimile Transactions........................          33
         9.   Termination of Contract.....................................          34
CONTRACT CHARGES AND EXPENSES.............................................          35
    A.   ASSET-BASED CHARGES..............................................          35
    B.   CONTRACT FEE.....................................................          35
    C.   INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES....................          36
    D.   STATE PREMIUM TAXES..............................................          36
    E.   REDUCTION OR ELIMINATION OF CERTAIN CHARGES......................          36
THE ANNUITY PERIOD........................................................          38
    A.   ANNUITY PAYMENTS.................................................          38
    B.   ANNUITY OPTIONS..................................................          38
    C.   BASIS OF ANNUITY OPTIONS.........................................          40
    D.   DEATH PROCEEDS DURING THE ANNUITY PERIOD.........................          40
    E.   PROTECTION OF BENEFITS...........................................          41
    F.   AGE, GENDER AND SURVIVAL.........................................          41
PAYMENTS TO CONTRACT OWNERS...............................................          41
FEDERAL TAX MATTERS.......................................................          42
    A.   INTRODUCTION.....................................................          42
    B.   OUR TAX STATUS...................................................          42
    C.   TAXATION OF ANNUITIES IN GENERAL.................................          42
    D.   QUALIFIED PLANS..................................................          46
    E.   FEDERAL INCOME TAX WITHHOLDING...................................          49
    F.   OTHER TAX ISSUES.................................................          49
DISTRIBUTION OF CONTRACTS.................................................          51
VOTING RIGHTS.............................................................          52
REPORTS TO CONTRACT OWNERS AND INQUIRIES..................................          52
DOLLAR COST AVERAGING.....................................................          52
AUTOMATIC ASSET REBALANCING...............................................          53

                                                                               PAGE
                                                                            ----------
SYSTEMATIC WITHDRAWAL PLAN................................................          53
GENERAL CONTRACT PROVISIONS...............................................          54
    A.   CONTRACT MODIFICATION............................................          54
    B.   ENTIRE CONTRACT..................................................          54
    C.   INCONTESTABILITY.................................................          54
    D.   NON-PARTICIPATING................................................          54
LEGAL PROCEEDINGS.........................................................          54
FINANCIAL STATEMENTS......................................................          54
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED
  AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT...............................................................         A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................         B-1



          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



                                                                 PAGE
                                                              ----------
GENERAL INFORMATION AND HISTORY.............................           2
SERVICES TO THE SEPARATE ACCOUNT............................           2
STATE PREMIUM TAX CHART.....................................           3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............           3
EXPERTS.....................................................           3
FINANCIAL STATEMENTS........................................           3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE
  INSURANCE COMPANY AND SEPARATE ACCOUNT A..................         F-1

                                  DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

ANNUITANT--The person whose life is used to determine the duration of Annuity Payments involving a life contingency. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be earlier than the first Contract Anniversary or later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary also predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your values in the Subaccount(s).

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

DATE OF ISSUE--The date on which the first Contract Year commences.

DUE PROOF OF DEATH--A certified death certificate and all necessary claim paperwork, settlement instructions, and such other information we may require to process the death benefit. We also may require the return of the Contract.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person(s) designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.


SERVICE CENTER--se(2), Inc. (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provide administrative, accounting and other services to the Company. The principal administrative offices of se(2) are located at One Security Place, Topeka, KS 66675, telephone 1-800-457-8803.


SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

                              SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG SUBACCOUNTS.

                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.....................      None
Withdrawal Charges..........................................      None
State Premium Taxes.........................................  0% to 3.50%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                               PERIODIC EXPENSES

Annual Contract Fee (deducted monthly from Contract
  Value)*...................................................   $30.00
Separate Account Annual Expenses (as a percentage of
  Contract Value)
    Mortality and Expense Risk Charge.......................     0.60%
    Administration Charge...................................     0.15%
                                                               ------
  Total Separate Account Annual Expenses....................     0.75%
                                                               ======

       -------------------------------

       * We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess one-twelfth of the contract fee on each Monthiversary.

                         ANNUAL FUND OPERATING EXPENSES


THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2012 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



TOTAL ANNUAL FUND OPERATING EXPENSES             MINIMUM                       MAXIMUM
------------------------------------    --------------------------   ---------------------------
Expenses that are deducted from Fund    Annual charge of 0.35% of     Annual charge of 4.21%(1)
assets, including management fees,       average daily net assets    of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.


------------------------


(1) The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees.



HIGHEST AND LOWEST EXPENSES AFTER FEE REDUCTIONS AND EXPENSE
REIMBURSEMENTS. For the year ended December 31, 2012, the LOWEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 0.35%. The Investment Advisor has voluntarily agreed to waive portions of the distribution and service plan fees attributable to the Fund through at least April 29, 2014. Prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees, but the waivers may be modified or terminated at any time without shareholder approval.



For the year ended December 31, 2012, the HIGHEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 1.71%. There is no expense reduction or waiver in place, respectively, for this Fund.



THE FUNDS' INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSE INFORMATION FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                    EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes both maximum and minimum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:


                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                           --------   --------   --------   --------
Maximum Fund Expenses....................    $499      $1,498     $2,497     $4,996
Minimum Fund Expenses....................    $116      $  360     $  625     $1,380


The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assumes no transfers were made and does not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

                               DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                    SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement or rider to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Annuity Options.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.


You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")


During the Accumulation Period, we provide for variable accumulations and benefits for amounts allocated to one or more of the Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Your Contract Value will vary with the investment performance of the Funds you select. The investment risk under the Contract is borne by you.

Transfers among Subaccounts are permitted before the Annuity Date, if allowed by your qualified plan and subject to limitations. (See "TRANSFERS DURING THE ACCUMULATION PERIOD") We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD"). Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your

Contract Value and your death benefit. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. (See "DEATH BENEFIT"). On the Annuity Date, you can elect to receive regular annuity payments on a fixed basis for various periods of time depending on your need for income and the choices available under the Contract. (See "ANNUITY PERIOD")


We assess a mortality and expense risk charge and an administration charge. We may also assess a contract fee and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses)


You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

            COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

THE COMPANY. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400

The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group. Goldman Sachs (together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic Financial Group and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares. The registered office of Global Atlantic Financial Group is located at 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.



Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.

THE FUNDS

SELECTION OF FUNDS. We select the Funds offered through the Contract, and we may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as investment options in the Contract.

THE FUNDS. The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS and PUBLICLY-AVAILABLE FUNDS.

INSURANCE FUNDS:

Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Goldman Sachs        Goldman Sachs VIT Core    Seeks a total return      Goldman Sachs Asset
Variable Insurance   Fixed Income Fund         consisting of capital     Management, L.P.
Trust                                          appreciation and income
(Service Shares)                               that exceeds the total
                                               return of the Barclays
                                               Capital U.S. Aggregate
                                               Bond.

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Goldman Sachs        Goldman Sachs VIT Equity  Seeks to achieve          Goldman Sachs Asset
Variable Insurance   Index Fund                investment results that   Management, L.P.
Trust                                          correspond to the         The sub-adviser is SSgA
(Service Shares)                               aggregate price and       Funds Management, Inc.
                                               yield performance of a
                                               benchmark index that
                                               measures the investment
                                               returns of large
                                               capitalization stocks.

Goldman Sachs        Goldman Sachs VIT Global  Seeks to achieve          Goldman Sachs Asset
Variable Insurance   Markets Navigator Fund    investment results that   Management, L.P.
Trust                                          approximate the
(Service Shares)                               performance of the GS
                                               Global Markets Navigator
                                               Index-TM-.

Goldman Sachs        Goldman Sachs VIT Growth  Seeks long term growth    Goldman Sachs Asset
Variable Insurance   Opportunities Fund        of capital.               Management, L.P.
Trust
(Service Shares)

Goldman Sachs        Goldman Sachs VIT High    Seeks a high level of     Goldman Sachs Asset
Variable Insurance   Quality Floating Rate     current income,           Management, L.P.
Trust                Fund (formerly Goldman    consistent with safety
(Service Shares)     Sachs VIT Government      of principal.
                     Income Fund)

Goldman Sachs        Goldman Sachs VIT Large   Seeks long-term growth    Goldman Sachs Asset
Variable Insurance   Cap Value Fund            of capital appreciation.  Management, L.P.
Trust
(Service Shares)

Goldman Sachs        Goldman Sachs VIT Mid     Seeks long-term capital   Goldman Sachs Asset
Variable Insurance   Cap Value Fund            appreciation.             Management, L.P.
Trust
(Service Shares)

Goldman Sachs        Goldman Sachs VIT Money   Seeks to maximize         Goldman Sachs Asset
Variable Insurance   Market Fund               current income to the     Management, L.P.
Trust                                          extent consistent with
(Service Shares)                               the preservation of
                                               capital and the
                                               maintenance of liquidity
                                               by investing exclusively
                                               in high quality money
                                               market instruments.

Goldman Sachs        Goldman Sachs VIT         Seeks long-term growth    Goldman Sachs Asset
Variable Insurance   Strategic Growth Fund     of capital.               Management, L.P.
Trust
(Service Shares)

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Goldman Sachs        Goldman Sachs VIT         Seeks long-term growth    Goldman Sachs Asset
Variable Insurance   Strategic International   of capital.               Management International
Trust                Equity Fund
(Service Shares)

Goldman Sachs        Goldman Sachs VIT         Seeks long-term growth    Goldman Sachs Asset
Variable Insurance   Structured Small Cap      of capital.               Management, L.P.
Trust                Equity Fund
(Service Shares)

Goldman Sachs        Goldman Sachs VIT         Seeks long-term growth    Goldman Sachs Asset
Variable Insurance   Structured U.S. Equity    of capital and dividend   Management, L.P.
Trust                Fund                      income.
(Service Shares)

AIM Variable         Invesco V.I. Core Equity  The Fund's investment     Invesco Advisors, Inc.
Insurance Funds      Fund                      objective is long-term
(Invesco Variable                              growth of capital.
Insurance Funds)
(Series II Shares)

AIM Variable         Invesco V.I. Global       The Fund's investment     Invesco Advisors, Inc.
Insurance Funds      Health Care Fund          objective is growth of
(Invesco Variable                              capital.
Insurance Funds)
(Series II Shares)

AIM Variable         Invesco V.I. American     The Fund's investment     Invesco Advisors, Inc.
Insurance Funds      Franchise Fund (formerly  objective is to seek
(Invesco Variable    known as Invesco Van      capital growth.
Insurance Funds)     Kampen V.I. American
(Series II Shares)   Franchise Fund)

AllianceBernstein    AllianceBernstein VPS     Seeks to generate income  AllianceBernstein L.P.
Variable Products    Intermediate Bond         and price appreciation
Series Fund, Inc.    Portfolio                 without assuming what
(Class B)                                      the Adviser considers
                                               undue risk.

AllianceBernstein    AllianceBernstein VPS     Seeks long-term growth    AllianceBernstein L.P.
Variable Products    International Value       of capital.
Series Fund, Inc.    Portfolio
(Class B)

AllianceBernstein    AllianceBernstein VPS     Seeks long-term growth    AllianceBernstein L.P.
Variable Products    Small/Mid Cap Value       of capital.
Series Fund, Inc.    Portfolio
(Class B)

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Fidelity Variable    Fidelity VIP              Seeks long-term capital   Fidelity Management &
Insurance Products   Contrafund-Registered Trademark- appreciation.      Research Company
Fund                 Portfolio
(Service Class 2)                                                        FMR Co., Inc. (FMRC) and
                                                                         other investment
                                                                         advisers serve as
                                                                         sub-advisers for the
                                                                         fund.

Fidelity Variable    Fidelity VIP Disciplined  Seeks capital             Fidelity Management &
Insurance Products   Small Cap Portfolio       appreciation.             Research Company
Fund
(Service Class 2)                                                        Geode Capital
                                                                         Management, LLC (Geode)
                                                                         and FMR Co., Inc. (FMRC)
                                                                         serve as sub-advisers
                                                                         for the fund.

Fidelity Variable    Fidelity VIP Equity-      Seeks reasonable income.  Fidelity Management &
Insurance Products   Income Portfolio          The fund will also        Research Company
Funds                                          consider the potential
(Service Class 2)                              for capital               FMR Co., Inc. (FMRC) and
                                               appreciation. The fund's  other investment
                                               goal is to achieve a      advisers serve as
                                               yield which exceeds the   sub-advisers for the
                                               composite yield on the    fund.
                                               securities comprising
                                               the
                                               S&P 500-Registered Trademark-
                                               Index.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   Income Portfolio          with a secondary          Advisers, Inc.
Funds                                          objective of principal
(Service Class 2)                              preservation.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2005 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2010 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2015 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2020 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2025 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2030 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2035 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2040 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2045 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Freedom      Seeks high total return   Strategic
Insurance Products   2050 Portfolio            with a secondary          Advisers, Inc.
Fund                                           objective of principal
(Service Class 2)                              preservation as the fund
                                               approaches its target
                                               date and beyond.

Fidelity Variable    Fidelity VIP Growth       Seeks to provide capital  Fidelity Management &
Insurance Products   Opportunities Portfolio   growth.                   Research Company
Fund
(Service Class 2)                                                        FMR Co., Inc. and other
                                                                         investment advisers
                                                                         serve as sub-advisers
                                                                         for the fund.

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Fidelity Variable    Fidelity VIP Index 500    Seeks investment results  Fidelity Management &
Insurance Products   Portfolio                 that correspond to the    Research Company
Fund                                           total return of common
(Service Class 2)                              stocks publicly traded    Geode Capital
                                               in the United States, as  Management, LLC
                                               represented by the        (Geode-Registered Trademark-)
                                               S&P 500-Registered Trademark- and FMR Co., Inc. serve
                                               Index.                    as sub-advisers for the
                                                                         fund.

Fidelity Variable    Fidelity VIP Mid Cap      Seeks long-term growth    Fidelity Management &
Insurance Products   Portfolio                 of capital.               Research Company
Funds
(Service Class 2)                                                        FMR Co., Inc. and other
                                                                         investment advisers
                                                                         serve as sub-advisers
                                                                         for the fund.

Fidelity Variable    Fidelity VIP Overseas     Seeks long-term growth    Fidelity Management &
Insurance Products   Portfolio                 of capital.               Research Company
Fund
(Service Class 2)                                                        FMR Co., Inc. and other
                                                                         investment advisers
                                                                         serve as sub-advisers
                                                                         for the fund.

Fidelity Variable    Fidelity VIP Strategic    Seeks a high level of     Fidelity Management &
Insurance Products   Income Portfolio          current income. The fund  Research Company
Funds                                          may also seek capital
(Service Class 2)                              appreciation.             Fidelity Investments
                                                                         Money Management, Inc.,
                                                                         FMR Co., Inc., FIL
                                                                         Investment Advisors (UK)
                                                                         Limited, and other
                                                                         investment advisers
                                                                         serve as sub-advisers
                                                                         for the fund.

Franklin Templeton   FT VIP Franklin Income    Seeks to maximize income  Franklin Advisers, Inc.
Variable Insurance   Securities Fund           while maintaining
Products Trust                                 prospects for capital
(Class 2)                                      appreciation. Under
                                               normal market
                                               conditions, the fund
                                               invests in both equity
                                               and debt securities.

Franklin Templeton   FT VIP Franklin Small     Seeks long-term total     Franklin Advisory
Variable Insurance   Cap Value Securities      return. Under normal      Services, LLC
Products Trust       Fund                      market conditions, the
(Class 2)                                      fund invests at least
                                               80% of its net assets in
                                               investments of small
                                               capitalization
                                               companies.

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Franklin Templeton   FT VIP Mutual Global      Seeks capital             Franklin Mutual
Variable Insurance   Discovery Securities      appreciation. Under       Advisers, LLC
Products Trust       Fund                      normal market
(Class 2)                                      conditions, the fund
                                               invests primarily in
                                               U.S. and foreign equity
                                               securities that the
                                               investment manager
                                               believes are
                                               undervalued.

Franklin Templeton   FT VIP Mutual Shares      Seeks capital             Franklin Mutual
Variable Insurance   Securities Fund           appreciation, with        Advisers, LLC
Products Trust                                 income as a secondary
(Class 2)                                      goal. Under normal
                                               market conditions, the
                                               fund invests primarily
                                               in U.S. and foreign
                                               equity securities that
                                               the investment manager
                                               believes are
                                               undervalued.

Franklin Templeton   FT VIP Templeton Growth   Seeks long-term capital   Templeton Global
Variable Insurance   Securities Fund           growth. Under normal      Advisors Limited
Products Trust                                 market conditions, the
(Class 2)                                      fund invests
                                               predominantly in equity
                                               securities of companies
                                               located anywhere in the
                                               world, including
                                               emerging markets.

Janus Aspen Series   Janus Aspen Enterprise    Seeks long-term growth    Janus Capital
(Service Shares)     Portfolio                 of capital.               Management LLC

Janus Aspen Series   Janus Aspen Forty         Seeks long-term growth    Janus Capital
(Service Shares)     Portfolio                 of capital.               Management LLC

Janus Aspen Series   Janus Aspen Perkins Mid   Seeks capital             Janus Capital
(Service Shares)     Cap Value Portfolio       appreciation.             Management LLC
                                                                         Perkins Investment
                                                                         Management LLC serves as
                                                                         sub-advisers for the
                                                                         portfolio.

MFS-Registered Trademark- MFS-Registered Trademark- Seeks capital        MFS Investment Manager
Variable Insurance   New Discovery Series      appreciation.
Trust
(Service Class)

MFS-Registered Trademark- MFS-Registered Trademark- Seeks total return.  MFS Investment Manager
Variable Insurance   Utilities Series
Trust
(Service Class)

INSURANCE FUND            PORTFOLIO NAME         INVESTMENT OBJECTIVE       INVESTMENT ADVISER
--------------       ------------------------  ------------------------  ------------------------
Oppenheimer          Oppenheimer Capital       Seeks total return.       OFI Global Asset
Variable Account     Income Fund/VA (formerly                            Management, Inc.
Funds                Oppenheimer Balanced                                OppenheimerFunds, Inc.
(Service Shares)     Fund/VA)                                            serves as a sub-adviser
                                                                         for the fund.

Oppenheimer          Oppenheimer Global        Seeks capital             OFI Global Asset
Variable Account     Fund/VA (formerly         appreciation.             Management, Inc.
Funds                Oppenheimer Global                                  OppenheimerFunds, Inc.
(Service Shares)     Securities Fund/VA)                                 serves as a sub-adviser
                                                                         for the fund.

Oppenheimer          Oppenheimer Global        Seeks total return.       OFI Global Asset
Variable Account     Strategic Income Fund/                              Management, Inc.
Funds                VA                                                  OppenheimerFunds, Inc.
(Service Shares)                                                         serves as a sub-adviser
                                                                         for the fund.

Oppenheimer          Oppenheimer Main Street   Seeks capital             OFI Global Asset
Variable Account     Small Cap                 appreciation.             Management, Inc.
Funds                Fund-Registered Trademark-/VA                       OppenheimerFunds, Inc.
(Service Shares)     (formerly Oppenheimer                               serves as a sub-adviser
                     Main Street Small- &                                for the fund.
                     Mid-Cap
                     Fund-Registered Trademark-/VA

Pioneer Variable     Pioneer Select Mid Cap    Seeks long term capital   Pioneer Investment
Contracts Trust      Growth VCT Portfolio      growth.                   Management, Inc.
(Class I)            (formerly Pioneer Growth
                     Opportunities VCT
                     Portfolio)

Pioneer Variable     Pioneer Disciplined       Seeks long term capital   Pioneer Investment
Contracts Trust      Value VCT Portfolio       growth.                   Management, Inc.
(Class II)           (formerly Pioneer
                     Fundamental VCT
                     Portfolio (formerly
                     known as Pioneer Cullen
                     Value VCT Portfolio))

Pioneer Variable     Pioneer Emerging Markets  Seeks Long-term growth    Pioneer Investment
Contracts Trust      VCT Portfolio             of capital.               Management, Inc.
(Class II)

Pioneer Variable     Pioneer Mid Cap Value     Seeks Capital             Pioneer Investment
Contracts Trust      VCT Portfolio             appreciation by           Management, Inc.
(Class II)                                     investing in a
                                               diversified portfolio of
                                               securities consisting
                                               primarily of common
                                               stocks.


------------------------


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated


The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS. Publicly-Available Funds are "publicly-available," I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.


RETAIL FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER
-----------             --------------------------------------------  ----------------------
Goldman Sachs Balanced  Seeks current income and long-term capital    Goldman Sachs Asset
Strategy Portfolio      appreciation.                                 Management, L.P.
(Class A)*

Goldman Sachs Equity    Seeks long-term capital appreciation.         Goldman Sachs Asset
Growth Strategy                                                       Management, L.P.
Portfolio (Class A)*

Goldman Sachs Growth    Seeks long-term capital appreciation and      Goldman Sachs Asset
and Income Strategy     current income.                               Management, L.P.
Portfolio (Class A)*

Goldman Sachs Growth    Seeks long-term capital appreciation and,     Goldman Sachs Asset
Strategy Portfolio      secondarily, current income.                  Management, L.P.
(Class A)*

Goldman Sachs           Seeks total return comprised of long-term     Goldman Sachs Asset
International Real      growth of capital and dividend income.        Management, L.P.
Estate Securities Fund
(Class A)*

Goldman Sachs Real      Seeks total return comprised of long-term     Goldman Sachs Asset
Estate Securities Fund  growth of capital and dividend income.        Management, L.P.
(Class A)*

Goldman Sachs           Seeks long-term growth of capital.            Goldman Sachs Asset
Technology Tollkeeper                                                 Management, L.P.
(Class A) Fund**


------------------------


*   Each retail Fund's most recently ended fiscal year is December 31, 2012.



**  This retail Fund's most recently ended fiscal year is August 31, 2012.

The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.


The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.



Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.


A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF CONTRACTS."

CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. The Company reserves the right to change the names of the Separate Account or the Subaccounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                                 THE CONTRACTS

A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.

1. PURCHASE PAYMENTS

You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. All Purchase Payments must be paid to us at the Service Center.

The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $250. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. If you do not make Purchase Payments for two full years and your Contract Value falls below $2,000, then your Contract may terminate; see "B. The Accumulation Period--9. Termination of Contract."

The maximum cumulative Purchase Payments that may be made under the Contract is $5,000,000 without our approval. We will aggregate multiple Contracts you own for purposes of the $5,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. Upon receipt by us, the Contract will be cancelled and amounts refunded. If you decide to return your Contract for a refund during the free look period, please also include a letter instructing us to cancel your Contract.

STATE LAW FREE LOOK. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund also depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center.

Some states, however, require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. For these Contracts, we also will allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Subaccount investing in the Goldman Sachs VIT Money Market Fund until the expiration of the free look period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

IRA FREE LOOK. In addition to the state law free look provision described above, a 10-day free look provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) If you request a refund of this type of Contract within 10 days from the date you receive the Contract, we will return the greater of Purchase Payments (less any withdrawals) made during the ten day period or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service

Center. During the 10-day period, we will allocate all or a portion of Purchase Payments made during this period to the Goldman Sachs VIT Money Market Subaccount. Upon the expiration of the 10-day period, we will allocate your Purchase Payments and make any refunds to you in accordance with the state law free look provision described above.

3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether a death benefit and annuity payments are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

BENEFICIARIES. You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by sending a written change form to our Service Center. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

Beneficiary changes are subject to the following:

    1.  The change must be filed while you are alive;

    2.  The Contract must be in force at the time you file a change;

    3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

    4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

    5. The request for change must provide information sufficient to identify the new Beneficiary; and

    6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary also predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary; that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

OWNERS. You, the Owner, may exercise every option and right conferred by the Contract. Where the Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights.

Prior to the death of an Owner, you may add, change, or remove an Owner by written request to our Service Center and with our prior approval. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS. Before the Annuity Date, you may add, change, or remove an Annuitant by written request to our Service Center and with our prior approval. For Contracts with non-natural Owners, adding, changing, or removing an Annuitant may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences. On and after the Annuity Date, you may not add, change, or remove an Annuitant. We may require you to return the Contract to us for endorsement of a change.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, a surviving joint Annuitant, if any, will become the sole Annuitant. If there is no surviving joint Annuitant, you may name a new Annuitant. If you do not name a new Annuitant, the younger Owner will become the new Annuitant.

We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Contract Value minus any applicable premium taxes upon a change of Annuitant if the sole Owner is a non-natural person.

Joint Annuitants are only permitted in Non-Qualified Contracts. Under Qualified Contracts, the Owner and the Annuitant generally must be the same individual.

4. ASSIGNMENT

All assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.

B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s). When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an

Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date.

We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

    - an agent's broker-dealer provides us with application information, electronically or in writing,

    - we receive the initial Purchase Payment, and

    - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

For each Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed on the Valuation Date that we receive the Purchase Payment at our Service Center. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess one-twelfth of the contract fee on each Monthiversary.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

2. ACCUMULATION UNIT VALUE

We determine the value of a Subaccount on any Valuation Date by multiplying the number of Accumulation Units attributable to the Contract in the Subaccount by the applicable Accumulation Unit value for the Accumulation Units in that Subaccount on that Valuation Date.

Purchase Payments allocated and Contract Value transferred to a Subaccount are converted into Accumulation Units. We determine the number of Accumulation Units to be credited by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the appropriate class of Accumulation Units of that Subaccount at the end of the Valuation Period in which the allocation or transfer occurs. When amounts are transferred out of or deducted from a Subaccount, Accumulation Units are redeemed in a similar manner.

We determine the Accumulation Unit value for each class of Accumulation Units in a Subaccount at the end of a Valuation Period by multiplying the Subaccount's "investment experience factor" for that Valuation Period by the Accumulation Unit value for that class at the end of the preceding Valuation Period. For each Subaccount, the investment experience factor reflects the investment performance of the Fund in which the Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. Each Subaccount has a net investment factor for each Valuation Period which may be greater or less than one.

The investment experience factor of a Subaccount for any Valuation Period is equal to the following formula:

    1.000000 plus [(1) divided by (2)] minus (3), where:

       (1) is:

           - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus

           - the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

           - a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

             (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

             (3) is the factor representing Subaccount asset-based charges (the mortality and expense risk charge and the administration charge) for the Valuation Period.

Subject to applicable state and federal laws, we may change the methodology used to determine the investment experience factor.

3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

    - the number of Accumulation Units credited to each Subaccount, times

    - the value of a corresponding Accumulation Unit for each Subaccount.

There is no guaranteed minimum Contract Value.

4. TRANSFERS DURING THE ACCUMULATION PERIOD

During the Accumulation Period, you may transfer Contract Value among the Subaccounts at any time. However, you must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to also be requested through standard United States mail. We also reserve the right to limit transfers to 12 per Contract Year, although we will not include periodic transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs when determining the number of transfers you have made in any Contract Year. All transfers are subject to our Disruptive Trading Procedures as well as any disruptive trading policies and procedures adopted by the Funds. (See "DISRUPTIVE TRADING")

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries).

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, our ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, we cannot provide assurances that our Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by us, historical practices or actions, litigation, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Subaccounts available to retirement plan participants.

6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Contract Value, less any applicable premium taxes, and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

    - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

    - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFIT")

    - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

    - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Contract Value, less any applicable premium taxes, is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer, or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer, or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Contract Value, less any applicable premium taxes, to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Subaccounts.

7. DEATH BENEFIT

If an Owner dies before the Annuity Date, the death benefit will be equal to the Contract Value, less any applicable premium taxes, on the Valuation Date we receive Due Proof of Death. This means that the death benefit may be less than the amount of Purchase Payments made under the Contract.

If you make a withdrawal under your Contract, this withdrawal will reduce the amount of your Contract Value on a dollar-for-dollar basis, and therefore the death benefit that would otherwise be payable will be reduced by the amount of the withdrawal.

Payment of the death benefit may be subject to federal and state income tax. (See "FEDERAL TAX MATTERS")

PAYMENT OF DEATH BENEFIT

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive Due Proof of Death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits. If we receive Due Proof of Death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Due Proof of Death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary, that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

The death benefit may be paid in a lump sum. The Beneficiary (or any surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of ten years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive Due Proof of Death, and distribution under these Annuity Options must commence within one year of the date of death.

If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.

If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with Due Proof of Death. The date of continuance of the Contract will be the Valuation Date we receive Due Proof of Death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit that is otherwise payable, we will not pay out a death benefit on your death. Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of your surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.

8. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

9. TERMINATION OF CONTRACT

The Contract will terminate upon the earliest of:

    - upon payment of the death benefit proceeds in a lump sum;

    - upon the last annuity payment of death benefit proceeds or annuitization proceeds; or

    - the Valuation Date we receive at our Service Center your request to surrender your Contract.

Prior to the Annuity Date, we also may terminate your Contract and pay you the Contract Value in one sum if:

    - You have not made any Purchase Payments for two full years; and

    - Your Contract Value is less than $2,000 at the end of such two-year period; and

    - The sum of all of your Purchase Payments made under the Contract, less any withdrawals, is less than $2,000 at the end of such two-year period; and

    - We notified you in writing that your Contract is inactive and subject to termination, and six months following the date of this notice you have not made any Purchase Payments to increase either your Contract Value or the sum of all of your Purchase Payments (less any withdrawals) to $2,000.

                         CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

    - mortality and expense risk charge;

    - administration charge;

    - contract fee; and

    - premium tax.

There are no sales charges or sales loads associated with the Contract.

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.

A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.60%, on an annual basis, of Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. Our mortality risk arises from our obligation to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies. We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.

2. ADMINISTRATION CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.15%, on an annual basis, of Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

B. CONTRACT FEE

During the Accumulation Period, we deduct a contract fee from your Contract Value on each Monthiversary that is equal to $30 on an annual basis. We will waive this fee if your Contract Value is $50,000 or more as of any Monthiversary we would otherwise deduct the fee. We deduct this fee pro-rata from the Subaccounts in which you invest in proportion to the Contract Value each Subaccount bears to the total Contract Value. We do not assess the contract fee upon surrender, annuitization, or death.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records.

C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.

D. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax currently ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

    - Purchase Payments when we receive them; and/or

    - Partial withdrawals or full surrender; and/or

    - The death benefit; and/or

    - Contract Value applied to an Annuity Option at the time annuity payments start.


See "STATE PREMIUM TAX CHART" in the Statement of Additional Information.


E. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

We may reduce or eliminate the mortality and expense risk charge, the administration charge, and/or the contract fee and/or vary the time periods in which such charges apply if we anticipate lower administrative expenses and/or sales expenses for certain Contracts. These reductions or eliminations may be for Contracts purchased by employees and registered representatives of any broker-dealer which has entered into a selling agreement with us to sell the Contract, our employees or those of our affiliates (including employees of Goldman Sachs), officers, directors, trustees, and employees of any of the Funds or the investment advisers or sub-advisers of any of the Funds, and the spouses of and immediate family members (E.G., children, siblings, parents, and grandparents) residing in the same household with such eligible persons.

These reductions or eliminations also may be for Contracts sold in connection with certain group or sponsored arrangements. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In determining whether a particular Contract or group or sponsored arrangement qualifies for a reduced or eliminated charge or fee, we will consider among other factors:

    - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    - the total amount of Purchase Payments to be received and the method in which they will be remitted;

    - any prior or existing relationship with us;

    - the level of commission paid to selling broker-dealers;

    - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced;

    - the frequency of projected surrenders or distributions; and

    - any other circumstances that reduce administrative and/or sales expenses.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement, if applicable. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                               THE ANNUITY PERIOD

Annuity Payments will be made to you, unless you direct otherwise. Contracts may be fully annuitized under one of several Annuity Options, which are available on a fixed basis. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time on or after your first Contract Anniversary. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us during the Accumulation Period to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.

A. ANNUITY PAYMENTS

On the Annuity Date, we will transfer your Contract Value on the Annuity Date, less any applicable premium taxes, to our General Account. To determine the first fixed annuity payment, we apply an annuity factor for the Annuity Option that you selected to this value. Each annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

The amount of the first guaranteed annuity payment depends on:

    - the selected Annuity Option; and

    - the interest rate and mortality assumption (for Annuity Options 2, 3, 4, and 5) (see "BASIS OF ANNUITY OPTIONS"); and

    - for Annuity Options 2, 3, 4, and 5, the age and gender of the Annuitant;
     and

    - the Contract Value, less any applicable premium taxes, on the Annuity Date; and

    - the frequency of annuity payments.

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant also influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

Annuity payments are subject to our financial strength and claims-paying ability.

B. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

We will cancel any election of an Annuity Option if, before the Annuity Date, there is: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, the Annuity Options available to the Beneficiary are limited. The Annuity Options available are:

    - Option 2 over the lifetime of the Beneficiary; or

    - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if the Annuitant dies prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of ten years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at 100% of the original payment. At the time the Annuity Option is chosen, we may offer other percentages of the original payment that continue over the life of the surviving Annuitant. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible for you to receive only one payment if both Annuitants die prior to the date the second payment was due.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of ten years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

    - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

    - selecting Option 2 means payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

    - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

    - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

    - selecting Option 4 means payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible that only one payment will be received if both Annuitants die prior to the date the second payment was due.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.

C. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate of 1.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using 200% of Scale G to the year 2030. We may offer annuity rates that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

D. DEATH PROCEEDS DURING THE ANNUITY PERIOD

If the Annuitant (or surviving joint Annuitant) dies during the Annuity Period, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

    - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

    - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

E. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

F. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any Annuitant.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be recalculated based on the correct age or gender. Subject to state variation, interest of 3% will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless prohibited under state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women, and thus the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract. Where required by state law, or upon request of an employer or employee organization in connection with an employee plan, we may issue a Contract with annuity benefits based on female mortality rates, regardless of the sex of the Annuitant.

                          PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

    - during any period when the New York Stock Exchange is closed;

    - when trading is restricted or the SEC determines an emergency exists; or

    - as the SEC by order may permit.

We also may defer any annuity payment from our General Account for the period permitted by law.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, annuitization, or the death benefit, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, withdrawal, surrender, or annuity payment until such check or draft has been honored.

                              FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS. Several of the Funds offered through the Separate Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," i.e., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. However, if a Non-Qualified Contract invests in Publicly-Available Funds, it will not be treated as an annuity contract for federal income tax purposes. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly- Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Court of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is hearing a case on DOMA in 2013. Therefore, it is currently uncertain as to whether the spousal continuation provisions of this Contract will be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal; or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES


1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate.

Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.



Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.



3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO



The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.



4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



5. FOREIGN TAX CREDITS



We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.



6. POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate
Account:


                     EPOCH SECURITIES, INC. ("DISTRIBUTOR")
              132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772


The Distributor is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS. We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is trail commissions up to 0.50% of Contract Value on an annual basis for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

                                 VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before the Annuity Date, surrender, or the death of an Owner.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount. In addition, if you transfer amounts among the Subaccounts or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at https://cwannuity.se2.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.

                             DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount that does not maintain a stable net asset value are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

    - the number of designated monthly transfers has been completed;

    - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred;

    - we receive your written termination at our Service Center at least five business days before the next transfer date; or

    - the Contract is surrendered or annuitized.

                          AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

    - increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

    - increases and decreases in Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.

                           SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. WITHDRAWALS TAKEN UNDER THE SWP

MAY BE SUBJECT TO PREMIUM TAXES, THE 10% TAX PENALTY ON EARLY WITHDRAWALS, AND INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. The SWP automatically terminates if a withdrawal would reduce the Contract Value below $2,000. There is no charge associated with the SWP.

                          GENERAL CONTRACT PROVISIONS

A.  CONTRACT MODIFICATION

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

B.  ENTIRE CONTRACT

The Contract, any written application attached to the Contract, and any endorsements and riders constitute the entire contract between the parties. All statements made in any attached application are deemed representations and not warranties. No statement will void the Contract or be used as a defense of a claim unless it is contained in an attached application.

C.  INCONTESTABILITY

We cannot contest the Contract.

D.  NON-PARTICIPATING

The Contract does not pay dividends. It will not share in our surplus or earnings.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Distributor is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the Distributor to perform its contract with the Separate Account; or


    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                              FINANCIAL STATEMENTS

Financial Statements for Commonwealth Annuity and for the Separate Account are included in the Statement of Additional Information.

                                   APPENDIX A
       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT


This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.


4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2, and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,500 for 2013. After 2013, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $13,000 ($5,500 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.


4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows for 2013:



    JOINT RETURNS: $95,000



    SINGLE TAXPAYERS: $59,000



The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, in 2013 the amount of the deductible IRA contribution is phased out for adjusted gross income between $178,000 and $188,000. These amounts may be indexed for cost of living increases in future years.


To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAS


1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). In 2013, the maximum deductible employer contribution for a SEP IRA is the lesser of $51,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).


3. If a SEP IRA allows non-SEP contributions, an employee can make tax deductible contributions up to the maximum IRA limit (generally $5,500 or $6,500, depending upon age).


F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $12,000 for 2013 or $14,500 if you are over age
50. After 2013, the limits may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $255,000 of compensation in 2013, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.



3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.


4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.


2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.


3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).


"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In 2013, if you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $178,000 of modified adjusted gross income and no contributions are allowed above $188,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $112,000 and no contributions are permitted above $127,000. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.


5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59(1/)(2), (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59(1/)(2), unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

    1.  To amounts that are rolled over or transferred tax free;

    2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

    3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

    4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

    5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING


If you borrow money against annuity contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)


Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Contract Value currently equal to 0.75%, on an annual basis, of Contract Value.

2. During the Accumulation Period, we deduct a monthly contract fee from your Contract Value equal to $30, on an annual basis, if the Accumulated Value is less than $50,000.

3. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "B.--The Accumulation Period--2. Accumulation Unit Value."

4. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

                                   APPENDIX B


                        CONDENSED FINANCIAL INFORMATION

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A


The following table list the Condensed Financial Information of Accumulation Unit values for Accumulation Units outstanding under the Contracts as of December 31, 2012.



                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.....................................    1.179      1.210      1.124     1.000
  End of Period...........................................    1.287      1.179      1.210     1.124
Number of Units Outstanding at End of Period (in
  thousands)..............................................   22.674     15.964      8.851     1.889

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.....................................    1.226      1.336      1.195     1.000
  End of Period...........................................    1.424      1.226      1.336     1.195
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.....................................    1.211      1.264      1.157     1.000
  End of Period...........................................    1.352      1.211      1.264     1.157
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.....................................    1.217      1.306      1.181     1.000
  End of Period...........................................    1.384      1.217      1.306     1.181
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
  (CLASS A)
Unit Value:
  Beginning of Period.....................................    0.907      1.135      1.000       N/A
  End of Period...........................................    1.283      0.907      1.135       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.186        N/A        N/A       N/A

GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.....................................    1.185      1.088      1.000       N/A
  End of Period...........................................    1.366      1.185      1.088       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND
  CLASS A ON JULY 31, 2010)
Unit Value:
  Beginning of Period.....................................    0.998      1.161      1.000       N/A
  End of Period...........................................    1.194      0.998      1.161       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    0.308      0.100      0.255       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    1.205      1.135      1.067     1.000
  End of Period...........................................    1.277      1.205      1.135     1.067
Number of Units Outstanding at End of Period (in
  thousands)..............................................    3.385      3.389        N/A       N/A

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    1.372      1.358      1.190     1.000
  End of Period...........................................    1.573      1.372      1.358     1.190
Number of Units Outstanding at End of Period (in
  thousands)..............................................    0.933      0.302        N/A       N/A

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND (SERVICE
  SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012)
Unit Value:
  Beginning of Period.....................................      N/A        N/A        N/A       N/A
  End of Period...........................................    1.052        N/A        N/A       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND (SERVICE
  SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT GOVERNMENT INCOME
  (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.....................................    1.136      1.077      1.032     1.000
  End of Period...........................................    1.159      1.136      1.077     1.032
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.713      0.221        N/A       N/A

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.....................................    1.053      1.105      1.000       N/A
  End of Period...........................................    1.249      1.053      1.105       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    2.989      2.990        N/A       N/A

GOLDMAN SACHS VIT LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS VIT GROWTH AND
  INCOME FUND (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................................    1.199      1.303      1.184     1.000
  End of Period...........................................    1.414      1.199      1.303     1.184
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    1.423      1.535      1.240     1.000
  End of Period...........................................    1.669      1.423      1.535     1.240
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    0.982      0.989      0.997     1.000
  End of Period...........................................    0.975      0.982      0.989     0.997
Number of Units Outstanding at End of Period (in
  thousands)..............................................    6.425     12.549      0.051       N/A

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT CAPITAL GROWTH FUND
  (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................................    1.256      1.303      1.188     1.000
  End of Period...........................................    1.491      1.256      1.303     1.188
Number of Units Outstanding at End of Period (in
  thousands)..............................................    3.825      3.129      1.372       N/A

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    1.083                 1.177     1.000
  End of Period...........................................    1.299      1.083      1.286     1.177
Number of Units Outstanding at End of Period (in
  thousands)..............................................    6.059      5.648      0.704       N/A

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    1.574      1.580      1.226     1.000
  End of Period...........................................    1.758      1.574      1.580     1.226
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A      0.293       N/A

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.....................................    1.073      1.040      1.000       N/A
  End of Period...........................................    1.215      1.073      1.040       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.....................................    1.088      1.031      1.000       N/A
  End of Period...........................................    1.143      1.088      1.031       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    2.062      0.959        N/A       N/A

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.....................................    0.840      1.051      1.000       N/A
  End of Period...........................................    0.952      0.840      1.051       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO
  (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON
  JANUARY 31, 2013)
Unit Value:
  Beginning of Period.....................................    1.226      1.185      1.000       N/A
  End of Period...........................................    1.396      1.226      1.185       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.....................................    0.962      1.060      1.000       N/A
  End of Period...........................................    1.130      0.962      1.060       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    0.796        N/A        N/A       N/A

FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.044      1.082      1.000       N/A
  End of Period...........................................    1.204      1.044      1.082       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.074      1.100      1.000       N/A
  End of Period...........................................    1.264      1.074      1.100       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.048      1.050      1.000       N/A
  End of Period...........................................    1.218      1.048      1.050       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    3.965      3.967        N/A       N/A

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.044      1.053      1.000       N/A
  End of Period...........................................    1.133      1.044      1.053       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.051      1.064      1.000       N/A
  End of Period...........................................    1.164      1.051      1.064       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.050      1.063      1.000       N/A
  End of Period...........................................    1.166      1.050      1.063       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.296      1.323      0.738       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.050      1.072      1.000       N/A
  End of Period...........................................    1.179      1.050      1.072       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................  213.153    210.351      0.453       N/A

FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
  Unit Value:
  Beginning of Period.....................................    1.045      1.078      1.000       N/A
  End of Period...........................................    1.191      1.045      1.078       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    5.846      5.872      3.034       N/A

FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.042      1.080      1.000       N/A
  End of Period...........................................    1.191      1.042      1.080       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.361      1.387      6.349       N/A

FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.031      1.085      1.000       N/A
  End of Period...........................................    1.194      1.031      1.085       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    4.104      4.157      2.127       N/A

FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.031      1.086      1.000       N/A
  End of Period...........................................    1.194      1.031      1.086       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.029      1.087      1.000       N/A
  End of Period...........................................    1.195      1.029      1.087       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.025      1.089      1.000       N/A
  End of Period...........................................    1.194      1.025      1.089       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.147      1.140      1.071     1.000
  End of Period...........................................    1.210      1.147      1.140     1.071
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.132      1.120      1.000       N/A
  End of Period...........................................    1.341      1.132      1.120       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.911      0.459        N/A       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.078      1.067      1.000       N/A
  End of Period...........................................    1.237      1.078      1.067       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.338      1.513      1.183     1.000
  End of Period...........................................    1.522      1.338      1.513     1.183
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.720      5.175      0.613       N/A

FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    0.928      1.131      1.000       N/A
  End of Period...........................................    1.108      0.928      1.131       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A      0.389       N/A

FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.254      1.210      1.115     1.000
  End of Period...........................................    1.372      1.254      1.210     1.115
Number of Units Outstanding at End of Period (in
  thousands)..............................................   10.679      8.795      0.042       N/A

FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
Unit Value:...............................................    1.079      1.062      1.000       N/A
  Beginning of Period.....................................    1.206      1.079      1.062       N/A
  End of Period
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.075        N/A        N/A       N/A

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.457      1.525      1.199     1.000
  End of Period...........................................    1.712      1.457      1.525     1.199
Number of Units Outstanding at End of Period (in
  thousands)..............................................    2.965      2.657      0.621       N/A

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.015      1.053      1.000       N/A
  End of Period...........................................    1.142      1.015      1.053       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.139        N/A        N/A       N/A

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.....................................    1.024      1.043      1.000       N/A
  End of Period...........................................    1.161      1.024      1.043       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.....................................    0.970      1.050      1.000       N/A
  End of Period...........................................    1.165      0.970      1.050       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND
  (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................................    1.024      1.035      1.000       N/A
  End of Period...........................................    1.155      1.024      1.035       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    3.982      3.985        N/A       N/A

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND
  (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.....................................    1.041      1.021      1.000       N/A
  End of Period...........................................    1.257      1.041      1.021       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    0.774     59.054        N/A       N/A

INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. LEISURE FUND (SERIES II
  SHARES) ON APRIL 30, 2010); MERGED INTO THE INVESCO VAN
  KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II SHARES) ON
  APRIL 27, 2012)
Unit Value:
  Beginning of Period.....................................    1.017      1.067      1.000       N/A
  End of Period...........................................      N/A      1.017      1.067       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO
  THIS FUND ON APRIL 27, 2012; NAME CHANGED FROM THE
  INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II
  SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE
  INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
  (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.....................................      N/A        N/A        N/A       N/A
  End of Period...........................................    1.200        N/A        N/A       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    1.122      1.149      1.000       N/A
  End of Period...........................................    1.303      1.122      1.149       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................................    0.946      1.024      1.000       N/A
  End of Period...........................................    1.163      0.946      1.024       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    4.700      4.703        N/A       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.....................................    1.323      1.374      1.200     1.000
  End of Period...........................................    1.454      1.323      1.374     1.200
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.701      1.701        N/A       N/A

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES (SERVICE
  CLASS)
Unit Value:
  Beginning of Period.....................................    1.543      1.737      1.288     1.000
  End of Period...........................................    1.852      1.543      1.737     1.288
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.280      1.281        N/A       N/A

MFS-REGISTERED TRADEMARK- UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.....................................    1.181      1.118      1.000       N/A
  End of Period...........................................    1.328      1.181      1.118       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    0.727        N/A        N/A       N/A

OPPENHEIMER CAPITAL INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA (SERVICE
  SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.....................................    1.062      1.066      1.000       N/A
  End of Period...........................................    1.182      1.062      1.066       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA
  (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.....................................    0.992      1.092      1.000       N/A
  End of Period...........................................    1.190      0.992      1.092       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    3.351      3.353        N/A       N/A

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA
  SERVICE SHARES ON APRIL 30, 2010; OPPENHEIMER HIGH
  INCOME FUND/VA (SERVICE SHARES) MERGED INTO THIS FUND ON
  OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.....................................    1.075      1.076      1.000       N/A
  End of Period...........................................    1.208      1.075      1.076       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................  183.647    189.479    197.243       N/A

OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.....................................    1.289      1.333      1.173     1.000
  End of Period...........................................      N/A      1.289      1.333     1.173
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A      1.755        N/A       N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                                            -----------------------------------------
SUB-ACCOUNT                                                   2012       2011       2010       2009
-----------                                                 --------   --------   --------   --------
OPPENHEIMER MAIN STREET SMALL CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE SHARES) ON
  APRIL 29, 2011; NAME CHANGED FROM THE OPPENHEIMER MAIN
  STREET SMALL- & MID-CAP FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.....................................    1.048      1.081      1.000       N/A
  End of Period...........................................    1.224      1.048      1.081       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.....................................    0.857      1.130      1.000       N/A
  End of Period...........................................    0.950      0.857      1.130       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................    1.340      1.341        N/A       N/A

PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO
  (CLASS II) ON JUNE 30, 2012; NAME CHANGED FROM THE
  PIONEER FUNDAMENTAL VALUE VCT PORTFOLIO (CLASS II) ON
  MAY 1, 2013)
Unit Value:
  Beginning of Period.....................................    1.012      1.058      1.000       N/A
  End of Period...........................................    1.111      1.012      1.058       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT
  PORTFOLIO (CLASS I) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.....................................    1.044      1.076      1.000       N/A
  End of Period...........................................    1.109      1.044      1.076       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.....................................    0.987      1.056      1.000       N/A
  End of Period...........................................    1.085      0.987      1.056       N/A
Number of Units Outstanding at End of Period (in
  thousands)..............................................      N/A        N/A        N/A       N/A

                      STATEMENT OF ADDITIONAL INFORMATION

                              MAY 1, 2013

        FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                              ISSUED BY
             COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          IN CONNECTION WITH
                 COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                              SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210              P.O. Box 758550
Southborough, MA 01772                    Topeka, Kansas 66675-8550
1-866-297-7531                            1-800-457-8803


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2013. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.



                           TABLE OF CONTENTS
                           -----------------
                                                                       PAGE
                                                                       ----
GENERAL INFORMATION AND HISTORY                                          2
SERVICES TO THE SEPARATE ACCOUNT                                         2
STATE PREMIUM TAX CHART                                                  3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            3
EXPERTS                                                                  3
FINANCIAL STATEMENTS                                                     3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY AND SEPARATE ACCOUNT A                                         F-1

                      GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is an indirect wholly-owned subsidiary of Global Atlantic Financial Group ("Global Atlantic"). The registered office of Global Atlantic is located at 87 Mary
Street, George Town, Grand Cayman KY1-9005, Cayman Islands.   Goldman Sachs
(together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law.. Such assurances have been provided solely to
the Commissioner by Global Atlantic, and terminate in 2018.   These
assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

                    SERVICES TO THE SEPARATE ACCOUNT

Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.


SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm.
PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained se2, Inc., an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, Inc. are located at One Security Benefit Place,

Topeka, Kansas, 66636.

COMMISSIONS TO UNDERWRITER - The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2012, 2011 and 2010 were $2,116,915.73, $2,897,558.61, and $1,988,701.71 . No commissions were retained by Epoch for sales of all contracts funded by Separate Account A (including contracts not described in the Prospectus) for the years 2010, 2011 and 2012.

                       STATE PREMIUM TAX CHART

               QUALIFIED       NON-QUALIFIED
STATE            PLANS             PLANS
-----          ---------       -------------
California       0.50%*           2.35%*
Maine            0.00%            2.00%
Nevada           0.00%            3.50%*
South Dakota     0.00%            1.25%**
West Virginia    1.00%*           1.00%*
Wyoming          0.00%            1.00%


* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**    The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLC, 185 Asylum Street, Suite 2400, Hartford, CT, 016103.


                                   EXPERTS

The financial statements of Commonwealth Annuity at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of the Commonwealth Annuity Separate Account A of the company as of December 31, 2012 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for Commonwealth Annuity. The financial statements of Commonwealth Annuity should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[PWC LOGO]

                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2012 and December 31, 2011, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for the three years in the period ended December 31, 2012.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2012, and December 31, 2011, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 18, 2013

PRICEWATERHOUSECOOPERS LLP, 185 ASYLUM STREET, SUITE 2400, HARTFORD, CT 06103
T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                                   2012            2011
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS                                                                             NOTES
 Investments:                                                                      -----
   Available-for-sale fixed maturities at fair value (amortized cost of $6,564.1
    and $3,639.3 in 2012 and 2011, respectively)                                     6,8    $     7,140.2   $     3,770.6
   Trading fixed maturities at fair value (amortized cost of $453.9 and $485.0
    in 2012 and 2011, respectively)                                                   8             519.5           528.7
   Commercial mortgage loans                                                         6,8            385.7           197.5
   Policy loans                                                                       8             316.3           299.0
                                                                                            --------------- ----------------
    Total investments                                                                             8,361.7         4,795.8
                                                                                            --------------- ----------------
  Cash and cash equivalents                                                                         617.9           478.0
  Accrued investment income                                                                          62.3            45.7
  Premiums, accounts and notes receivable, net                                                        1.7             1.9
  Reinsurance receivable on paid and unpaid losses, benefits,
   unearned premiums, modified coinsurance and funds withheld coinsurance            13           6,624.7         4,639.8
  Value of business acquired                                                         12              62.9            23.1
  Deferred policy acquisition costs                                                  14             143.9           168.8
  Derivative instruments receivable                                                  6,8            168.3           146.7
  Other assets                                                                       16              56.7            61.1
  Separate account assets                                                             8           3,179.8         3,296.1
                                                                                            --------------- ----------------
    Total assets                                                                            $    19,279.9   $    13,657.0
                                                                                            =============== ================
LIABILITIES
 Policy liabilities and accruals:
  Future policy benefits (includes liabilities at fair value of $592.2 and $584.4
   in 2012 and 2011, respectively)                                                  8,13    $     5,201.6    $    5,292.9
  Outstanding claims and losses (includes liabilities at fair value of $7.7 and
   $7.1 in 2012 and 2011, respectively)                                             8,13            116.7            97.5
  Contractholder deposit funds and other policy liabilities
   (includes liabilities at fair value of $91.9 and $94.6 in 2012 and 2011,
   respectively)                                                                    8,13          4,565.6         1,634.6
                                                                                            --------------- ----------------
    Total policy liabilities and accruals                                                         9,883.9         7,025.0
                                                                                            --------------- ----------------
 Derivative instruments payable                                                    6,8,13           283.4               -
 Collateral on derivative instruments                                                6,8             47.4            38.7
 Securities sold under agreements to repurchase                                       8             115.4            99.7
 Deferred federal income taxes                                                       10              73.0            41.9
 Dividend payable to shareholder                                                     11             150.0           160.0
 Accrued expenses and other liabilities                                              16              85.2            52.6
 Reinsurance payable                                                                 13           4,536.8         2,077.0
 Separate account liabilities                                                         8           3,179.8         3,296.1
                                                                                            --------------- ----------------
    Total liabilities                                                                       $    18,354.9    $   12,791.0
                                                                                            --------------- ----------------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
 Common stock, $1,000 par value, 10,000 shares authorized,
  2,526 shares issued and outstanding                                                       $         2.5    $        2.5
 Additional paid-in capital                                                                         601.9           716.9
 Accumulated other comprehensive income                                                             318.3            53.0
 Retained earnings                                                                                    2.3            93.6
                                                                                            --------------- ----------------
    Total shareholder's equity                                                                      925.0           866.0
                                                                                            --------------- ----------------
    Total liabilities and shareholder's equity                                              $    19,279.9    $   13,657.0
                                                                                            =============== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                 2012             2011             2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                NOTES
REVENUES                                                        -----
 Premiums                                                         13       $     43.8       $     47.4       $     51.0
 Universal life and investment product policy fees                13            204.7            194.9            200.7
 Net investment income                                            7             235.2            197.3            191.4
 Net realized investment gains
    Total other-than-temporary impairment ("OTTI") losses         7                 -             (0.2)               -
                                                                           ---------------------------------------------
    Net OTTI losses recognized in earnings                                          -             (0.2)               -
    Net realized capital gains, excluding net OTTI losses
     recognized in earnings                                       7              85.0            102.0             91.0
                                                                           ---------------------------------------------
 Total net realized investment gains                                             85.0            101.8             91.0
 Other income                                                     16             20.0             19.7             26.2
                                                                           ---------------------------------------------
  Total revenues                                                                588.7            561.1            560.3
                                                                           ---------------------------------------------

BENEFITS, LOSSES AND EXPENSES
 Policy benefits, claims, losses and loss adjustment expenses     13            338.7            295.2            259.1
 Policy acquisition expenses                                    12,14            27.1             47.6             64.5
 Losses/(gains) on derivative instruments                         6             247.1           (133.0)            (4.9)
 Other operating expenses                                         16             69.7             67.7             79.7
                                                                           ---------------------------------------------
  Total benefits, losses and expenses                                           682.6            277.5            398.4
                                                                           ---------------------------------------------
  (Loss)/Income before federal income taxes                                     (93.9)           283.6            161.9
                                                                           ---------------------------------------------
FEDERAL INCOME TAX EXPENSE
 Current tax expense/(benefit)                                    10             74.2            (52.8)               -
 Deferred tax (benefit)/expense                                   10           (111.8)           144.4             42.7
                                                                           ---------------------------------------------
  Total federal income tax (benefit)/expense                                    (37.6)            91.6             42.7
                                                                           ---------------------------------------------
Net (loss)/income                                                          $    (56.3)      $    192.0       $    119.2
                                                                           =============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                2012             2011              2010
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                         ----------------------------------------------------
Net (loss)/income                                                        $     (56.3)      $    192.0        $    119.2
                                                                         ----------------------------------------------------

Other comprehensive income, before tax:
 Unrealized gains for the period                                               540.4             35.4             134.1
  Less: reclassification adjustment for gains included in net income           (95.6)          (100.8)            (94.2)
                                                                         ----------------------------------------------------
 Unrealized gains/(losses) on available-for-sale securities                    444.8            (65.4)             39.9
 Net effect on value of business acquired and deferred acquisition costs       (36.7)             2.0               2.6
                                                                         ----------------------------------------------------
Other comprehensive income/(loss), before tax                                  408.1            (63.4)             42.5

 Income tax (expense)/benefit related to:
  Net unrealized investment gains/(losses)                                    (155.7)            22.9             (14.0)
  Net effect on value of business acquired and deferred acquisition costs       12.9             (0.7)             (0.9)
                                                                         ----------------------------------------------------
   Total income tax (expense)/benefit                                         (142.8)            22.2             (14.9)
                                                                         ----------------------------------------------------
Other comprehensive income/(loss), net of tax                                  265.3            (41.2)             27.6
                                                                         ----------------------------------------------------

                                                                         ----------------------------------------------------
Comprehensive income                                                     $     209.0       $    150.8        $    146.8
                                                                         ====================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                  ADDITIONAL     ACCUMULATED OTHER                         TOTAL
                                      COMMON        PAID-IN        COMPREHENSIVE         RETAINED       SHAREHOLDER'S
(IN MILLIONS)                          STOCK        CAPITAL           INCOME             EARNINGS          EQUITY
-----------------------------------------------------------------------------------------------------------------------
                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009         $    2.5    $     716.9     $        66.6          $     192.2   $       978.2
                                     ==================================================================================

Net income                                                                                    119.2           119.2
Other comprehensive income -
 Net unrealized gains                                                     27.6                  0.2            27.8
Dividend to shareholder                                                                      (250.0)         (250.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010         $    2.5    $     716.9     $        94.2          $      61.6   $       875.2
                                     ==================================================================================

Net income                                                                                    192.0           192.0
Other comprehensive income -
  Net unrealized losses                                                  (41.2)                               (41.2)
Dividend to shareholder                                                                      (160.0)         (160.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011         $    2.5    $     716.9     $        53.0          $      93.6   $       866.0
                                     ==================================================================================

Net loss                                                                                      (56.3)          (56.3)
Other comprehensive income -
  Net unrealized gains                                                   265.3                                265.3
Dividend to shareholder                               (115.0)                                 (35.0)         (150.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012         $    2.5    $     601.9     $       318.3          $       2.3   $       925.0
                                     ==================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                   2012              2011              2010
-----------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income                                                                   $     (56.3)       $     192.0      $       119.2
 Adjustments to reconcile net income to net cash provided by/(used in)
   operating activities:
  Changes in fair value of trading fixed maturities                                 (22.0)              (8.5)              (7.8)
  Net realized investment gains                                                     (85.0)            (101.8)             (91.0)
  Non cash derivative activity                                                      365.7             (116.9)              29.8
  Net accretion and amortization on investments                                     (92.8)             (72.7)             (68.5)
  Net amortization and depreciation                                                  27.2               47.5               64.8
  Interest credited to contractholder deposit funds and trust
    instruments supported by funding obligations                                     89.3               19.5                0.9
  Deferred federal income taxes                                                     (57.7)             144.4               42.7
  Change in premiums and notes receivable, net of reinsurance
    premiums payable                                                                (92.6)             113.1               23.2
  Change in accrued investment income                                                (2.8)              12.1               (0.6)
  Change in policy liabilities and accruals, net                                   (109.6)            (185.1)            (430.2)
  Change in reinsurance receivable and modified coinsurance                         194.8               85.2               99.1
  Change in accrued expenses and other liabilities                                  (22.4)              (1.5)             (14.4)
  Other, net                                                                         13.1               (2.7)             (52.8)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by operating activities                                        148.9              124.6             (285.6)
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals of available-for-sale fixed maturities                  3,522.7            2,636.8            1,776.9
  Proceeds from maturities of available-for-sale fixed maturities                    40.6               26.9               45.4
  Proceeds from disposals of trading fixed maturities                                92.7              128.1              108.8
  Proceeds from maturities of trading fixed maturities                                5.2                0.2                4.8
  Proceeds from mortgages sold, matured or collected                                 43.4               38.6                  -
  Proceeds from other investments                                                   535.7              627.1              364.2
  Reinsurance transactions, net of cash acquired                                    697.8               26.6                  -
  Purchase of available-for-sale fixed maturities                                (3,695.7)          (2,259.5)          (1,515.5)
  Purchase of trading fixed maturities                                              (69.7)            (117.0)            (200.7)
  Purchase of other investments                                                    (627.1)            (629.5)            (389.1)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by investing activities                                        545.6              478.3              194.8
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Settlement of repurchase agreements                                              (693.7)            (139.0)            (101.2)
  Proceeds from issuance of repurchase agreements                                   709.5              149.1              190.6
  Withdrawals from contractholder deposit funds                                    (410.4)            (120.2)             (46.6)
  Withdrawals from trust instruments supported by funding obligations                   -              (16.2)              (0.8)
  Dividend to shareholder                                                          (160.0)            (250.0)                 -
                                                                              -----------------  ---------------  -----------------
   Net cash (used in)/provided by financing activities                             (554.6)            (376.3)              42.0
                                                                              -----------------  ---------------  -----------------
   Net change in cash and cash equivalents                                          139.9              226.6              (48.8)
   Cash and cash equivalents, beginning of period                                   478.0              251.4              300.2
                                                                              -----------------  ---------------  -----------------
   Cash and cash equivalents, end of period                                   $     617.9        $     478.0      $       251.4
                                                                              =================  ===============  =================

   Income taxes (paid)/received                                               $     (74.0)       $      43.1      $           -


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2012, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML's") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for further information on CML's.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities." At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

    D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

    E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2012 and 2011, respectively. See Note 13 for further information about reinsurance.

    F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the universal life and variable universal life block of policies is estimated at 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

    H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

    I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.25 % to 11.25 % for annuities and 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

    K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

    L. RECENT ACCOUNTING DEVELOPMENTS

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-03, "Transfers and Servicing (Topic 860)-- Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 was effective for periods beginning after December 15, 2011. The Company adopted the standard on January 1, 2012. Adoption of ASU No. 2011-03 did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. The Company adopted the standard on January 1, 2012. Adoption of ASU No. 2011-04 did not materially affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11, as amended by ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," requires disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as ASU No.2010-26,"Accounting for Costs Associated with Acquiring and Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. Adoption of ASU No. 2010-26 did not have an effect on the Company's financial condition, results of income or cash flows.

    M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2012, the Company ceded via a funds withheld coinsurance, 90% of a block of its fixed annuity business to an affiliate, Arrow Reinsurance Company, Limited, a Bermuda domiciled Reinsurance Company ("Arrow Re"). In connection with this transaction, the Company incurred a negative ceding commission of $67.3 million. The transaction was approved by the Massachusetts Division of Insurance. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into an agreement with a third party. The Company recaptured a ceded block of universal life business with reserves of approximately $384.6 million. In connection with this transaction, the Company incurred recapture fees of $43.8 million. The Company also received approximately $300.8 m in cash as part of this transaction. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $161.1 million. The Company received approximately $1.5 billion of available-for-sale fixed maturities and $272.2 million of cash. See Note 13 for further information on reinsurance.

Effective June 30, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $41.3 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239.5 million of commercial mortgage loan assets and $125.1 million in cash. See Note 13 for further information on reinsurance.

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239.2 million of commercial mortgage loan assets and $26.7 million in cash. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS
The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       FOR THE YEARS ENDED DECEMBER 31,                                  2012             2011
       ---------------------------------------------------------------------------------------
       (IN MILLIONS)
       Beginning balance                                            $   254.4       $    216.7
       Provision for GMDB:
                GMDB expense incurred                                    38.8             37.0
                Volatility (1)                                           16.6             70.5
                                                                -------------------------------
                                                                         55.4            107.5
       Claims, net of reinsurance:
                Claims from policyholders                               (65.2)           (71.2)
                Claims ceded to reinsurers                               54.3             60.3
                                                                -------------------------------
                                                                        (10.9)           (10.9)
       GMDB reinsurance premium                                         (54.3)           (58.9)
                                                                -------------------------------
       Ending balance                                               $   244.6       $    254.4
                                                                ===============================

 (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2012 and 2011.

  - The projection model uses 500 stochastically generated return scenarios. Funds are modeled as combinations of equity, bond and money market which have mean returns of 8%, 4% and 2%, respectively.

  - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2012, volatility assumptions range from 18% to 44% for equities varying by fund type and duration; 2% to 4% for bond funds; and 0.2% to 0.5% for money market funds. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds.

  - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

  - The full surrender assumption was changed in 2012 to incorporate anti-selective policyholder behavior. Specifically, a dynamic lapse function was incorporated that assumes policyholders are more/less likely to lapse when their guaranteed benefit is more out/in the money. The base (pre dynamic adjustment) lapse assumption is 12%. This dynamic lapse function was developed using the Company's historical behavior.

  - The partial withdrawal rate assumption varies by tax qualified status and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2012 and 2011. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)                  2012              2011
---------------------------------------------------------------------------------------------
Net deposits paid
 Account value                                                 $     2,577       $     2,549
 Net amount at risk                                            $        13       $        23
 Average attained age of contractholders                       $        64       $        63
Ratchet (highest historical account value at specified
 anniversary dates)
 Account value                                                 $       593       $       622
 Net amount at risk                                                     53                93
 Average attained age of contractholders                       $        69       $        68
Roll-up (net deposits accumulated at a specified rate)
 Account value                                                 $        30       $        33
 Net amount at risk                                            $        20       $        22
 Average attained age of contractholders                                80                80
Higher of ratchet or roll-up
 Account value                                                 $     2,145       $     2,245
 Net amount at risk                                            $     1,140       $     1,362
 Average attained age of contractholders                                76                76
Total of guaranteed benefits categorized above
 Account value                                                 $     5,345       $     5,449
 Net amount at risk                                            $     1,226       $     1,500
 Average attained age of contractholders
  (weighted by account value)                                           69                69
Number of contractholders                                          121,968           133,441

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2012 was $6.0 million with a benefit paid of approximately $2.0 million for the year ended December 31, 2012. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,                                2012            2011
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                              $       -      $        -
Acquisition expenses deferred                                   1.3             2.9
Reinsurance ceded                                              (1.3)           (2.9)
                                                          ------------------------------
Balance at end of year                                    $       -      $        -
                                                          ==============================

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31,                                                 2012            2011
       ----------------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                                         $      15.1     $      19.4
       Range of guaranteed minimum return rates                2.8 - 3.5%      2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

       DECEMBER 31,                                               2012           2011
       -------------------------------------------------------------------------------
       (IN MILLIONS)
       Asset Type:
         Fixed maturities                                   $     24.2     $     26.7
         Cash and cash equivalents                                 2.1            1.8
                                                      --------------------------------
       Total                                                $     26.3     $     28.5
                                                      ================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS

   A. FIXED MATURITIES

The amortized cost and fair value for fixed maturities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED       FAIR
DECEMBER 31, 2012                                    COST          GAINS          LOSSES        VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
 and agency securities                            $    441.0     $     35.4    $     (4.4)   $    472.0
States and political subdivisions                      454.1           73.0          (0.8)        526.3
Emerging markets                                         1.6            0.1             -           1.7
Corporate fixed maturities                           2,086.5          145.7          (3.4)      2,228.8
Structured securities                                3,580.9          340.2          (9.7)      3,911.4
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities         $  6,564.1     $    594.4    $    (18.3)   $  7,140.2
                                                  ======================================================


AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2011                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government      $    456.6     $     68.2    $        -    $    524.8
 and agency securities
States and political subdivisions                      292.8           46.2             -         339.0
Foreign governments                                     18.2            0.2          (0.2)         18.2
Corporate fixed maturities                           1,229.5           84.7          (8.8)      1,305.4
Structured securities                                1,642.2           40.2         (99.2)      1,583.2
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities         $  3,639.3     $    239.5    $   (108.2)   $  3,770.6
                                                  ======================================================

At December 31, 2012 and 2011, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $139.7 and $168.7 million, and $88.4 and $92.4 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2012 and 2011, cash and fixed maturities held as collateral were $47.4 and $40.5 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

AS OF DECEMBER 31, 2012                         AMORTIZED COST        FAIR VALUE
-------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                          $        76.5       $        76.9
Due after one year through five years                  2,212.9             2,325.3
Due after five years through ten years                       -                   -
Due after ten years                                    4,274.7             4,738.0
                                              ---------------------------------------
Total                                            $     6,564.1       $     7,140.2
                                              =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

   B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

AS OF DECEMBER 31, 2012          AMORTIZED COST
--------------------------------------------------
(IN MILLIONS)
2013                           $             66.9
2014                                         67.9
2015                                         75.4
2016                                         20.6
2017                                         22.6
2018 and thereafter                         132.3
                               -------------------
  Total                        $            385.7
                               ===================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML's is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2012. The Company's ALLL allowance was $6.7 million as of December 31, 2012. There were no loans in arrears and no valuation allowances deemed necessary as of December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML's by geographic region and property type.



AMORTIZED COST AS OF
DECEMBER 31,                            2012                 2011
-----------------------------------------------------------------------
(IN MILLIONS)
California                       $           66.2    $            16.0
New York                                     54.5                 40.8
Virginia                                     51.9                 47.7
Florida                                      41.1                 36.2
Washington                                   36.1                 17.8
Ohio                                         25.1                    -
Pennsylvania                                 19.7                    -
Maryland                                     13.1                    -
Colorado                                     12.0                    -
Kentucky                                      9.0                    -
Utah                                          8.2                    -
North Carolina                                8.0                    -
Idaho                                         7.0                    -
New Jersey                                    6.2                    -
Minnesota                                     5.6                 18.6
Massachusetts                                 4.2                    -
Oregon                                        3.9                    -
Missouri                                      3.1                    -
Arizona                                       2.5                    -
Tennessee                                     2.3                    -
South Carolina                                2.0                    -
Nebraska                                      1.8                 10.0
Multiple                                      2.2                 10.4
                                  ----------------    -----------------
 Total by Region                 $          385.7    $           197.5
                                  ================    =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

AMORTIZED COST AS OF
DECEMBER 31,                               2012                    2011
-----------------------------------------------------------------------------
(IN MILLIONS)
Office Building                  $             141.2     $              91.8
Retail                                         110.9                    17.0
Warehouse                                       68.4                    33.9
Apartment                                       45.3                    38.1
Other Commercial                                19.7                    15.9
Industrial                                       0.2                     0.8
                                  -------------------     -------------------
 Total by Property Type          $             385.7     $             197.5
                                  ===================     ===================

    C.  DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:


AS OF DECEMBER 2012
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
                                                                        DERIVATIVE        DERIVATIVE     NUMBER OF
                                                                          ASSETS         LIABILITIES     CONTRACTS
                                                                      -----------------------------------------------
Derivative contracts
--------------------
   Equity and non-hedging futures                                      $      16.0      $        -           10,680
   GMDB product derivatives                                                   54.5               -          574,280
   Embedded derivatives under modified coinsurance contracts                  97.8           283.4                4
                                                                      -----------------------------------------------
   Gross fair value of derivative contracts                            $     168.3      $    283.4          584,964
                                                                      ===============================================

   Fair value included within total assets                             $     168.3
                                                                      ================

   Fair value included within total liabilities                                         $    283.4
                                                                                       ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)
   C. DERIVATIVE INSTRUMENTS (CONTINUED)

AS OF DECEMBER 2011
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
                                                                        DERIVATIVE        DERIVATIVE     NUMBER OF
                                                                          ASSETS         LIABILITIES     CONTRACTS
                                                                   --------------------------------------------------
Derivative contracts
--------------------
   Equity and non-hedging futures                                      $      39.3      $        -            9,131
   GMDB product derivatives                                                   48.5               -          471,956
   Embedded derivatives under modified coinsurance contracts                  58.9               -                3
                                                                   --------------------------------------------------
   Gross fair value of derivative contracts                            $     146.7      $        -          481,090
                                                                   ==================================================

   Fair value included within total assets                             $     146.7
                                                                   ================

   Fair value included within total liabilities                                         $        -
                                                                                       ==============



The derivative gains and losses for the year ended December 31, 2012 are reported as follows:

                                                                                                     AMOUNT OF (LOSS)/GAIN
                                                LOCATION OF GAIN/(LOSS) RECOGNIZED IN               RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                            INCOME ON DERIVATIVES                                     DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                     Net realized investment (losses)/gains                           $        (2.3)
                                                                                                               -----------------
GMDB product derivatives                        (Losses)/gains on derivative instruments                                (118.6)
Embedded derivatives under modified
coinsurance contacts                            (Losses)/gains on derivative instruments                                (128.5)
                                                                                                               -----------------
                                                                                                                        (247.1)
                                                                                                               -----------------
Total (loss)                                                                                                     $      (249.4)
                                                                                                               =================

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                                                     AMOUNT OF GAIN/(LOSS)
                                               LOCATION OF GAIN/(LOSS) RECOGNIZED IN                RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                           INCOME ON DERIVATIVES                                      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                    Net realized investment gains/(losses)                            $       3.4
                                                                                                                 ---------------
Foreign currency swap                          Gains/(losses) on derivative instruments                                  0.8
GMDB product derivatives                       Gains/(losses) on derivative instruments                                 20.0
Credit default swaps                           Gains/(losses) on derivative instruments                                 (0.6)
Embedded derivatives under modified
coinsurance contacts                           Gains/(losses) on derivative instruments                                112.8
                                                                                                                 ---------------
                                                                                                                       133.0
                                                                                                                 ---------------
Total gain                                                                                                       $     136.4
                                                                                                                 ===============

The derivative gains and losses for the year ended December 31, 2010 are reported as follows:

                                                                                                     AMOUNT OF GAIN/(LOSS)
                                               LOCATION OF GAIN/(LOSS) RECOGNIZED IN                RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                           INCOME ON DERIVATIVES                                      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                    Net realized investment gains/(losses)                            $      (4.4)
                                                                                                                 ---------------
Foreign currency swap                          Gains/(losses) on derivative instruments                                 (0.6)
GMDB product derivatives                       Gains/(losses) on derivative instruments                                (65.5)
Credit default swaps                           Gains/(losses) on derivative instruments                                 (1.6)
Embedded derivatives under modified
coinsurance contacts                           Gains/(losses) on derivative instruments                                 72.6
                                                                                                                 ---------------
                                                                                                                         4.9
                                                                                                                 ---------------
Total gain                                                                                                       $       0.5
                                                                                                                 ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

   D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2012 and 2011, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                2012                    2011
                                                                       -------------------    ------------------
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                                           $              3.9       $           3.7

Additions:
Initial impairments - credit loss OTTI recognized on securities not
previously impaired                                                                     -                   0.2

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
period of securities previously credit loss OTTI impaired                               -                     -
                                                                       -------------------    ------------------
BALANCE AT END OF YEAR                                                 $              3.9       $           3.9
                                                                       ===================    ==================


   E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2012                                     GROSS                                   NUMBER OF
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
 0-12 months                                      $        13.3    $    610.6                    82
 Greater than 12 months                                     1.1          16.7                    14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities           $        14.4    $    627.3                    96
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
 0-12 months                                      $         3.0    $    201.1                    30
 Greater than 12 months                                     0.9          16.2                     7
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities               3.9         217.3                    37
                                                -----------------------------------------------------------------
Total fixed maturities                            $        18.3    $    844.6                   133
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $5.2 million at December 31, 2012. The Company's intent is to hold the securities until anticipated recovery above book values.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2011                                     GROSS                                   NUMBER OF
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
 0-12 months                                      $        32.6    $    750.4                   104
 Greater than 12 months                                     1.9          12.8                    14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities           $        34.5    $    763.2                   118
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
 0-12 months                                      $        72.3    $    710.1                   120
 Greater than 12 months                                     1.4           9.2                     6
                                                ----------------------------------------------------------------
Total below investment grade fixed maturities              73.7         719.3                   126
                                                -----------------------------------------------------------------
Total fixed maturities                            $       108.2    $  1,482.5                   244
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6.INVESTMENTS (CONTINUED)

   F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

   G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:


       AS OF DECEMBER 31,                                   2012           2011
       ISSUER NAME (IN MILLIONS)
       -------------------------------------------------------------------------
       U.S. Treasury and Strips                   $        406.4  $       453.9
       Bank of America Large Loan                          123.9           91.2

7. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                         2012          2011          2010
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                         $      301.1  $      226.3  $      227.6
Fixed maturities - change in fair value on trading securities                22.0           8.5           7.8
Commercial mortgage loans                                                     9.3           5.7             -
Policy loans                                                                 21.5          20.9          21.7
Modified coinsurance interest income                                         66.3          64.5          70.3
Short-term investments and miscellaneous income/(loss)                       17.6           0.2          (7.1)
                                                                     -----------------------------------------
   Gross investment income                                                  437.8         326.1         320.3
  Less: modified coinsurance interest expense                              (138.4)       (121.9)       (122.6)
  Less: funds withheld interest expense                                     (54.4)            -             -
  Less: investment expenses                                                  (9.8)         (6.9)         (6.3)
                                                                     -----------------------------------------
Net investment income                                                $      235.2  $      197.3  $      191.4
                                                                     =========================================


The Company had no fixed maturities on non-accrual status at December 31, 2012, 2011 or 2010. The Company had no fixed maturities which were non-income producing at December 31, 2012, 2011 or 2010.

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2012       2011       2010
--------------------------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)         $     95.0  $   100.8   $  94.2
Trading fixed maturities                              (4.5)       1.5       1.1
Commercial mortgage loans                                -       (1.1)        -
Affiliate secured note                                 0.6          -         -
Other investments                                     (6.1)       0.6      (4.3)
                                                --------------------------------
     Net realized investment gains                    85.0      101.8      91.0
                                                ================================

(1) The Company had no other-than-temporary impairments in 2012 and 2010. The Company recognized other-than-temporary impairments of $0.2 million in 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)


   B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:


                                            PROCEEDS FROM
                                              VOLUNTARY     GROSS       GROSS
FOR THE YEARS ENDED DECEMBER 31,                SALES       GAINS      LOSSES
--------------------------------------------------------------------------------
(IN MILLIONS)
2012
Fixed maturities                              $  3,522.7  $    28.2  $      4.6

2011
Fixed maturities                              $  2,414.7  $   114.7  $     13.9

2010
Fixed maturities                              $  1,683.3  $   105.6  $     12.8


8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2012 and 2011. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.


DECEMBER 31, 2012 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
    U.S. Treasury securities and U.S. Government
      and agency securities                                   $ 406.4       $   65.5        $     -      $   471.9
    States and political subdivisions                               -          526.3              -          526.3
    Emerging markets                                                -            1.7              -            1.7
    Corporate fixed maturities                                      -        2,228.6            0.2        2,228.8
    Structured securities                                           -        3,911.5              -        3,911.5
                                                            ---------------------------------------------------------
       Total available-for-sale fixed maturities                406.4        6,733.6            0.2        7,140.2
                                                            ---------------------------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2012 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
  Trading fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                            6.3             -              -            6.3
   States and political subdivisions                                   -          32.3              -           32.3
   Corporate fixed maturities                                          -         334.6              -          334.6
   Structured securities                                               -         146.3              -          146.3
                                                            ---------------------------------------------------------
    Total trading fixed maturities                                   6.3         513.2              -          519.5
                                                            ---------------------------------------------------------
  Derivative instruments receivable
   Interest rate contracts                                             -          50.8              -           50.8
   Equity market contracts                                             -           3.0            0.7            3.7
   Foreign currency contracts                                        0.2             -              -            0.2
   Futures contracts                                                16.0             -              -           16.0
   Embedded derivatives - modco loans                                  -             -           97.6           97.6
                                                            ---------------------------------------------------------
    Total derivative instruments receivable                         16.2          53.8           98.3          168.3
                                                            ---------------------------------------------------------
   Separate account assets                                       3,179.8             -              -        3,179.8
                                                            ---------------------------------------------------------
   Total assets at fair value                               $    3,608.7    $  7,300.6     $     98.5   $   11,007.8
                                                            =========================================================
Financial Liabilities
   Closed Block policy liabilities                          $          -    $        -     $    691.8   $      691.8
                                                            ---------------------------------------------------------

   Total liabilities at fair value                          $          -    $        -     $    691.8   $      691.8
                                                            =========================================================


DECEMBER 31, 2011 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                      $   447.5   $      77.3    $         -   $      524.8
   States and political subdivisions                                   -         339.0              -          339.0
   Emerging Markets                                                    -          18.2              -           18.2
   Corporate fixed maturities                                       12.0       1,293.1            0.3        1,305.4
   Structured securities                                               -       1,583.2              -        1,583.2
                                                            ---------------------------------------------------------
    Total available-for-sale fixed maturities                      459.5       3,310.8            0.3        3,770.6
                                                            ---------------------------------------------------------
  Trading fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                            6.5           2.6              -            9.1
   States and political subdivisions                                   -          30.4              -           30.4
   Corporate fixed maturities                                          -         331.4              -          331.4
   Structured securities                                               -         157.8              -          157.8
                                                            ---------------------------------------------------------
    Total trading fixed maturities                                   6.5         522.2              -          528.7
                                                            ---------------------------------------------------------
  Derivative instruments receivable
   Interest rate contracts                                             -          32.9              -           32.9
   Equity market contracts                                          39.3          14.8            0.8           54.9
   Embedded derivatives - modco loan                                   -             -           58.9           58.9
                                                            ---------------------------------------------------------
    Total derivative instruments receivable                         39.3          47.7           59.7          146.7
                                                            ---------------------------------------------------------
   Separate account assets                                       3,296.1             -              -        3,296.1
                                                            ---------------------------------------------------------
   Total assets at fair value                                  $ 3,801.4   $   3,880.7    $      60.0   $    7,742.1
                                                            =========================================================
Financial Liabilities
   Closed Block policy liabilities                             $       -   $         -    $     686.1   $      686.1
                                                            ---------------------------------------------------------
   Total liabilities at fair value
                                                               $       -   $         -    $     686.1   $      686.1
                                                            =========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS
The Company's cash instruments are generally classified within level 1 or level 2, except for insurance liabilities which are classified within level 3.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2012 and 2011. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2012 and December 31, 2011.

                                                                  NET
                                                               UNREALIZED
                                                                 GAINS/
                                                                (LOSSES)
                                                               RELATING TO                    NET
                                                               INSTRUMENTS                 TRANSFERS
                                   BALANCE,     NET REALIZED  STILL HELD AT                IN AND/OR    BALANCE,
                                 BEGINNING OF      GAINS/     THE REPORTING      NET         OUT OF      END OF
YEAR ENDED DECEMBER 2012             YEAR         (LOSSES)        DATE       SETTLEMENTS    LEVEL 3       YEAR
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed
 maturities
 Corporate fixed maturities       $       0.3   $     -       $    (0.1)       $     -     $     -     $     0.2
Derivative contracts
 Equity market                            0.8         -            (0.1)             -           -           0.7
 Embedded derivative                     58.9         -            38.7              -           -          97.6
                                ---------------------------------------------------------------------------------
 Total derivative contracts              59.7         -            38.6              -           -          98.3
                                ---------------------------------------------------------------------------------
Total assets                      $      60.0   $     -       $    38.5        $     -     $     -     $    98.5
                                =================================================================================
Financial Liabilities
Closed Block policy
 Liabilities                      $     686.1   $ (16.3)(1)   $    22.0        $     -     $     -     $   691.8
                                ---------------------------------------------------------------------------------
Total liabilities                 $     686.1   $ (16.3)      $    22.0        $     -     $     -     $   691.8
                                =================================================================================


(1) Included in the net realized gains/(losses) is ($4.5) million of realized losses from the Company's trading portfolio and a release of policyholder benefits ($15.5) million offset by an increase in maintenance expenses of $1.6 million and cost of capital charges of $2.1 million for the year ended December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                  NET
                                                               UNREALIZED
                                                                 GAINS/
                                                                (LOSSES)
                                                               RELATING TO      NET           NET
                                                    NET        INSTRUMENTS    PURCHASES,   TRANSFERS
                                  BALANCE,        REALIZED    STILL HELD AT   ISSUANCES    IN AND/OR    BALANCE,
                                BEGINNING OF       GAINS/     THE REPORTING      AND        OUT OF      END OF
YEAR ENDED DECEMBER 2011            YEAR          (LOSSES)        DATE       SETTLEMENTS    LEVEL 3       YEAR
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed
 maturities
 Corporate fixed maturities       $       0.3   $     -      $          -     $       -     $      -    $    0.3
Derivative contracts
   Equity market
                                          1.2         -                0.2            -         (0.6)        0.8
   Embedded derivative                   59.0         -               (0.1)           -            -        58.9
                                ---------------------------------------------------------------------------------
  Total derivative contracts             60.2         -                0.1            -         (0.6)       59.7
                                ---------------------------------------------------------------------------------
Total assets                      $      60.5   $     -      $         0.1    $       -    $    (0.6)   $   60.0
                                =================================================================================
Financial Liabilities
Closed Block policy
   liabilities                    $     688.3   $ (10.7)(1)  $         8.5    $       -    $       -    $  686.1
Derivative contracts
   Credit                                 0.5       0.4                  -         (0.9)           -           -
   Embedded derivative                   96.9         -              (96.9)           -            -           -
                                ---------------------------------------------------------------------------------
   Total derivative contracts            97.4       0.4              (96.9)        (0.9)           -           -
                                ---------------------------------------------------------------------------------
Total liabilities                  $    785.7   $ (10.3)     $       (88.4)   $    (0.9)   $       -    $  686.1
                                =================================================================================


(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and a release of policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures."

   COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

   SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2012 and 2011 was approximately $115.4 and $99.7 million, respectively. The Company posted $115.4 and $99.7 million in Treasury securities as collateral for these transactions as of December 31, 2012 and 2011, respectively. Fair value is estimated based on expected future cash flows and interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contract funds represents the present value of future policy benefits.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2012 and 2011:

                                                                            2012                          2011
                                                                -----------------------------------------------------------
                                                                 CARRYING          FAIR          CARRYING         FAIR
DECEMBER 31,                                                       VALUE          VALUE            VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                                     $    385.7    $       391.7    $     197.5    $    199.9
   Policy loans                                                       316.3            416.8          299.0         398.1
                                                                -----------------------------------------------------------
                                                                 $    702.0    $       808.5    $     496.5    $    598.0
                                                                ===========================================================
Financial Liabilities
   Securities sold under agreements to repurchase                $    115.4    $       115.4    $      99.7    $     99.7
   Supplementary contracts without life contingencies                   5.5              5.5            5.7           5.7
   Other individual contract deposit funds                          4,261.7          4,214.8        1,457.1       1,457.1
                                                                -----------------------------------------------------------
                                                                 $  4,382.6    $     4,335.7    $   1,562.5    $  1,562.5
                                                                ===========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:


BALANCE SHEETS
DECEMBER 31                                                                        2012             2011
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Investments:
  Trading fixed maturities at fair value (amortized cost of $453.9           $     519.5      $     528.7
   and $485.0 in 2012 and 2011, respectively)
 Policy loans                                                                       86.1             93.3
 Cash and cash equivalents                                                          29.0              8.2
 Accrued investment income                                                           8.7              9.3
 Deferred federal income taxes                                                      21.2             19.7
 Other assets                                                                        1.3              1.4
                                                                             --------------------------------
    Total assets                                                             $     665.8      $     660.6
                                                                             --------------------------------
LIABILITIES
 Policy liabilities and accruals at fair value                               $     604.6      $     596.5
 Policyholder dividend obligation at fair value (1)                                 75.1             76.9
 Policyholder dividends payable at fair value (1)                                   12.1             12.7
 Other liabilities                                                                   5.2              4.4
                                                                             --------------------------------
    Total liabilities                                                        $     697.0      $     690.5
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
  Block and maximum future earnings to be recognized from Closed
  Block assets and liabilities                                               $      31.2      $      29.9
                                                                             ================================

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31                                        2012            2011           2010
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
 Premiums and other income                                         $     17.6      $       18.0   $     19.4
 Net investment income                                                   56.2              46.9         49.5
 Net realized investment (losses)/gains                                  (4.5)              1.5          1.1
                                                                   ------------------------------------------
  Total revenues                                                         69.3              66.4         70.0
                                                                   ------------------------------------------

BENEFITS AND EXPENSES
 Policy benefits                                                         70.7              54.6         68.3
 Other expenses                                                           0.5               0.5          0.4
                                                                   ------------------------------------------
  Total benefits and expenses                                            71.2              55.1         68.7
                                                                   ------------------------------------------

                                                                   ------------------------------------------
Net contribution (to)/from the Closed Block                        $     (1.9)     $       11.3   $      1.3
                                                                   ------------------------------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax (benefit)/expense, and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2012 through December 31, 2012. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC will file a stand alone tax return for the period January 1, 2012 through December 31, 2012. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. The Company received payments for tax benefits in the amount of $57.3 million in 2011.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                                             2012          2011            2010
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax (benefit)/expense
    Current tax expense/(benefit)                                     $      74.2     $   (52.8)      $       -
    Deferred tax (benefit)/expense                                         (111.8)        144.4            42.7
                                                                      -------------------------------------------
Total                                                                 $     (37.6)    $    91.6       $    42.7
                                                                      ===========================================

FOR THE YEARS ENDED DECEMBER 31,                                             2012          2011            2010
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense                         $    (32.9)     $    99.3       $    56.7
    Dividend received deduction                                             (4.0)          (4.4)           (4.5)
    Prior years' federal income tax adjustment                              (0.8)          (2.9)           (2.9)
    Tax credits                                                              0.1           (0.4)           (0.5)
    Valuation allowance                                                        -              -            (6.1)
                                                                      -------------------------------------------
Federal income tax (benefit)/expense                                  $    (37.6)     $    91.6       $    42.7
                                                                      ===========================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                            2012         2011
---------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
  Insurance reserves                                                $  122.6     $   70.5
  Sec. 848 capitalization                                               67.4         50.2
  Tax credit carryforwards                                               6.1          6.1
  Loss carryforwards                                                    28.6         35.4
  Ceding commission                                                      4.4          6.4
  Accrued policyholder dividends                                         4.2          4.5
  Deferred compensation                                                  1.8          2.5
                                                                    -------------------------
   Subtotal deferred tax asset                                         235.1        175.6
    Valuation allowance                                                 (6.1)        (6.1)
                                                                    -------------------------
Total deferred tax asset, net                                       $  229.0     $  169.5
                                                                    -------------------------
Deferred tax liability
   VOBA/DAC                                                         $ (103.5)    $  (85.6)
   Investments, net                                                   (170.1)      (101.0)
   Fair value adjustment - Closed Block                                (23.0)       (15.3)
   Other, net                                                           (5.4)        (9.5)
                                                                    -------------------------
Total deferred tax liability                                          (302.0)      (211.4)
                                                                    -------------------------
Total deferred tax (liability), net                                 $  (73.0)    $  (41.9)
                                                                    =========================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2012 and 2011, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2012, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $28.5 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2011, the Company had foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $79 thousand at December 31, 2012 ($2.1 million at December 31, 2011) that expires in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2012 and December 31, 2011, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS
The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $72.0 and $71.7 million at December 31, 2012 and 2011, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $371.3 and $403.9 million at December 31, 2012 and 2011, respectively, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements.

In 2012, the Company declared a dividend payable of $150.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2013. In 2011, the Company declared a dividend payable of $160.0 million to Goldman Sachs which was paid in January 2012. In 2010, the Company declared and paid a dividend of $250.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:



(IN MILLIONS)                                                                     2012           2011
                                                                          ----------------------------
    Balance, at beginning of year                                          $      23.1   $       27.3
    Business acquired                                                             47.7              -
    Amortized to expense during the year                                          (3.5)          (4.3)
    Adjustment for unrealized investment (gains)/losses during the year           (4.4)           0.1
                                                                          ----------------------------
    Balance, at end of year                                                $      62.9   $       23.1
                                                                          ============================


Effective July 1, 2012, the Company recaptured a ceded block of Universal Life business resulting in an intial VOBA balance of $47.7 million

In 2010, the amount amortized to expense was $2.9 million.

Estimated future amortization of VOBA as of December 31, 2012 is as follows:
(IN MILLIONS)
    2013                                                 $   3.7
    2014                                                     3.5
    2015                                                     3.3
    2016                                                     3.2
    2017                                                     3.0
    2018 and thereafter                                     46.2
                                                         ----------
    Total                                                $  62.9
                                                         ==========

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modified coinsurance, and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

13. REINSURANCE (CONTINUED)

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. As of December 2012, the ceded reserves under this contract were $2.4 billion.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company terminated a coinsurance agreement with a third party whereby the Company recaptured a ceded block of Universal Life business with reserves of approximately $384.6 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities.

As discussed in Note 4 - Significant Transactions, in 2012 and 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed a total of approximately $3.0 billion ($1.5 billion in 2012 and $1.5 billion in 2011) of fixed annuity deposit liabilities.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2012 and 2011, the Company ceded reserves of $496.0 and $525.2 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2012 and 2011, the Company ceded reserves of $31.9 and $33.3 million, respectively.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also maintains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. The effects of reinsurance were as follows:


   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011
   ------------------------------------------------------------------------------------
   (IN MILLIONS)
   Policy liabilities and accruals:
     Direct                                         $    3,065.5     $     3,160.4
     Assumed - non-affiliated                            6,818.4           3,864.6
                                                    -----------------------------------
   Total policy liabilities and accruals:                9,883.9           7,025.0
                                                    -----------------------------------

     Ceded - affiliated (1)                             (6,377.5)         (3,979.2)
     Ceded - non-affiliated (1)                           (247.2)           (660.6)
                                                    -----------------------------------
   Total ceded policy liabilities and accruals:         (6,624.7)         (4,639.8)
                                                    -----------------------------------
   Net policy liabilities and accruals              $    3,259.2     $     2,385.2
                                                    ===================================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2012 or 2011, respectively.

As of December 31, 2012 and 2011, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia, Ariel Capital Re and Arrow Re. Reinsurance recoverables at December 31, 2012 and 2011 of approximately $527.9 and $558.5 million, respectively, related to the blocks of business reinsured with Columbia, and approximately $2.2 and $2.2 billion, respectively, related to the block of business reinsured with Ariel Capital Re. As of December 31, 2012, reinsurance recoverable related to the block of business reinsured with Arrow Re was $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011              2010
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance
     premiums:
          Direct                                    $     20.4      $       27.5       $      32.3
          Assumed - non-affiliated                        25.8              29.0              31.6
          Ceded - non-affiliated
                                                          (2.4)             (9.1)            (12.9)
                                                    ----------------------------------------------------
   Net premiums                                     $     43.8      $       47.4       $      51.0
                                                    ====================================================

   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011              2010
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Universal life and investment product
     policy fees:
          Direct                                    $    120.0      $      112.4       $     124.7
          Assumed - affiliated                               -                 -               7.5
          Assumed - non-affiliated                       150.3             156.2             159.9
          Ceded - affiliated                             (65.6)            (73.7)            (91.4)
          Ceded - non-affiliated                             -                 -                 -
                                                    ----------------------------------------------------
   Net universal life and investment product
     policy fees                                    $    204.7      $      194.9       $     200.7
                                                    ====================================================

   Life and accident and health insurance and
     other individual policy benefits, claims,
     losses and loss adjustment expenses:
            Direct                                  $    245.5      $      163.1       $     250.9
            Assumed - affiliated                             -                 -               2.2
            Assumed - non-affiliated                     283.0             223.3             193.9
            Ceded - affiliated                          (182.4)           (210.0)           (163.3)
            Ceded - non-affiliated                        (7.4)            118.8             (24.6)
                                                    ----------------------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                            $    338.7      $      295.2       $     259.1
                                                    ====================================================


14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                               2012            2011
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                             $      168.8   $      207.1
Block acquisition/Reinsurance                                                     3.0
                                                                  33.7
Amortized to expense during the year                             (23.6)         (43.3)
Adjustment for unrealized investment (gains)/losses
 during the year                                                 (32.3)           2.0
Reinsurance reductions                                            (2.7)             -
                                                          ------------------------------
Balance, at end of year                                   $      143.9   $      168.8
                                                          ==============================

In 2010, the amount amortized to expense was $61.6 million.

Effective June 30, 2012, the Company entered into a funds withheld agreement with Arrow Re resulting in an initial DAC balance of $33.7 million.

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $172.5 and $198.3 million at December 31, 2012 and 2011, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $172.3 and $198.3 million at December 31, 2012 and 2011 respectively.

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:
          DECEMBER 31,                                                   2012           2011
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)

          State licenses (intangible asset)                            $    5.3       $      5.3
          Accounts receivable                                               4.8              4.6
          Deferred modco interest expense                                  31.2             31.6
          Taxes receivable                                                  9.9              9.7
          Miscellaneous assets                                              5.5              9.9
                                                                    ------------------------------
          Total other assets                                           $   56.7       $     61.1
                                                                    ==============================

Accrued expenses and other liabilities consist of the following:
          DECEMBER 31,                                                   2012           2011
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Payables in process                                          $   72.4        $    37.6
          Policyholder liabilities                                          0.7              0.7
          Taxes payable                                                     1.1              1.2
          Accrued expenses                                                  7.5              7.3
          Miscellaneous liabilities                                         3.5              5.8
                                                                    ------------------------------
          Total accrued expenses and other liabilities                 $   85.2        $    52.6
                                                                    ==============================

Other income consists of the following:
          DECEMBER 31,                                                   2012          2011        2010
       ---------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Asset management fees                                     $       1.6   $       1.5   $    1.6
          Reinsurance administration fee                                   17.3          16.8       17.6
          Miscellaneous income                                              1.1           1.4        7.0
                                                                    --------------------------------------
          Total other income                                        $      20.0   $      19.7   $   26.2
                                                                    ======================================

Other operating expenses consist of the following:
          DECEMBER 31,                                                   2012          2011        2010
       ---------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Taxes, licenses and fees                                  $       5.3   $       6.2   $    6.2
          Commission expense                                                6.5           7.7       13.4
          Fees and operational services                                    37.9          37.1       34.2
          Salaries and benefits                                            11.5           9.8       10.7
          Legal and auditing                                                3.5           1.9        5.5
          Miscellaneous operating expenses                                  5.0           5.0        9.7
                                                                    --------------------------------------
          Total other operating expenses                            $      69.7   $      67.7   $   79.7
                                                                    ======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

17.  COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. The Company does not have direct lease commitments for the Southborough, MA location. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.5 million for the years ended 2012, 2011, and 2010, respectively. On April 19, 2007, the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2012, lease commitments relating to this lease were $27.3 thousand for 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, universal life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

As of December 31, 2012, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
      2013                     $         14.5
      2014                               14.0
      2015                               13.5
      2016                                4.3
      2017                                3.3
      2018 and thereafter                 3.0
                               ---------------
      Total                    $         52.6
                               ===============

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management and distribution services. The Company recorded expenses for these agreements of $15.4, $14.1, and $10.1 million for the years ended December 31, 2012, 2011, and 2010, respectively, and had $0.7 and $0.4 million payable at December 31, 2012 and 2011, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

19. RELATED PARTY TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Ariel Capital Re acting on behalf of, and for the benefit of a segregated account established by Ariel Capital Re. Under this agreement, Ariel Capital Re agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Ariel Capital Re of $13.8, $15.0 and $15.7 million for the years ended December 31, 2012, 2011 and 2010, respectively, and had $1.2 and $1.9 million receivable at December 31, 2012 and 2011, respectively.

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. Under this agreement, Arrow Re agreed to pay the Company certain fees for the continued administration of the business. The Company recorded fee income from Arrow Re of $1.8 million for the year ended December 31, 2012 and had $0.5 million receivable at December 31, 2012.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.3, $7.5, and $7.9 million for the years ended December 31, 2012, 2011, and 2010, respectively, and had $0.8 and $0.9 million receivable at December 31, 2012 and 2011, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in expenses of $36.8 million for the year ended December 31, 2012, income of $28.1 million for the year ended December 31, 2011, and expenses of $7.8 million for the year ended December 31, 2010. The Company had affiliated derivatives payables of $283.4 million for the year ended December 31, 2012 and affiliated derivative receivables of $23.2 million for the year ended December 31, 2011. In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under the agreement, the secured note maintained an interest rate of 2.77%. In August 2012, the Company sold the note back to the same affiliate and recognized a pre-tax gain of $0.6 million, which is recorded within net realized capital gains within the Consolidated Statements of Income. The Company recognized interest income of $469.4 thousand and $30.8 thousand from the note for the years ended December 31, 2012 and 2011, respectively. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. For employees not deemed retirement eligible, unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7, $0.3 and $0.1 million relating to RSUs for the years ended December 31, 2012, 2011 and 2010, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.


Statutory capital and surplus was as follows:                         (UNAUDITED)
          DECEMBER 31,                                                   2012           2011
       ---------------------------------------------------------- --------------- ----------------
          (IN MILLIONS)
          Commonwealth Annuity                                       $    327.4      $     374.6
          FAFLIC                                                          125.4             85.9

Statutory net (loss)/income was as follows:                          (UNAUDITED)
          FOR THE YEARS ENDED DECEMBER 31,                               2012           2011            2010
       ------------------------------------------------------------ ------------- ---------------- --------------
          (IN MILLIONS)
          Commonwealth Annuity                                       $     (7.4)     $     122.4     $    161.9
          FAFLIC                                                           19.6             19.5           37.1

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

21. SUBSEQUENT EVENT

In the second quarter of 2013, Goldman Sachs plans to contribute several of its insurance subsidiaries, including the Company, to Global Atlantic Financial Group ("GAFG"), a newly formed Cayman Islands company, and then sell approximately 80% of the ordinary shares of GAFG to third party investors. As a result of this transaction, the Company will become a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of GAFG.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Commonwealth Annuity Separate Account A of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company at December 31, 2012, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2012, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 18, 2013

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                       ALLIANCE-          ALLIANCE-         ALLIANCE-
                                                                     BERNSTEIN VPS      BERNSTEIN VPS     BERNSTEIN VPS
                                                                      INTERMEDIATE      INTERNATIONAL       SMALL CAP
                                                                     BOND PORTFOLIO    VALUE PORTFOLIO   GROWTH PORTFOLIO
                                                                        CLASS B            CLASS B           CLASS B
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        909,005   $        125,628   $        480,977
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              909,005            125,628            480,977

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        909,005   $        125,628   $        480,977
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     909,005            125,628            480,977
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        909,005   $        125,628   $        480,977
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        911,498   $        128,690   $        449,854
Underlying Fund shares held                                                  74,692              9,784             26,197

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                      275,732             43,404            126,059
  Unit fair value, December 31, 2012                               $       1.350500   $       0.560556   $       1.207812

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.335951   $       0.554522   $       1.194843

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                      157,416              2,419             22,251
  Unit fair value, December 31, 2012                               $       1.325146   $       0.550031   $       1.185117

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.310831   $       0.544065   $       1.172313

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      243,400            180,276            250,057
  Unit fair value, December 31, 2012                               $       1.335807   $       0.554522   $       1.194554

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                          407                 --              3,085
  Unit fair value, December 31, 2012                               $       1.321425   $       0.548557   $       1.181722

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        2,062                 --                 --
  Unit fair value, December 31, 2012                               $       1.142815   $       0.952210   $       1.395909

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                       ALLIANCE-
                                                                     BERNSTEIN VPS      FIDELITY VIP       FIDELITY VIP
                                                                     SMALL/MID CAP      CONTRAFUND(R)    DISCIPLINED SMALL
                                                                    VALUE PORTFOLIO      PORTFOLIO         CAP PORTFOLIO
                                                                       CLASS B         SERVICE CLASS 2    SERVICE CLASS 2
                                                                   ----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        312,513   $        826,966   $          22,603
                                                                   ----------------   ----------------   -----------------
  Total assets                                                              312,513            826,966              22,603

LIABILITIES:                                                                     --                 --                  --
                                                                   ----------------   ----------------   -----------------
  Net assets                                                       $        312,513   $        826,966   $          22,603
                                                                   ================   ================   =================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     312,513            826,966              22,603
  Payout reserves                                                                --                 --                  --
                                                                   ----------------   ----------------   -----------------
                                                                   $        312,513   $        826,966   $          22,603
                                                                   ================   ================   =================

Investments in shares of the Underlying Funds, at cost             $        285,074   $        766,339   $          22,124
Underlying Fund shares held                                                  17,777             31,806               1,873

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       64,890            423,197              13,380
  Unit fair value, December 31, 2012                               $       1.109798   $       1.186056   $        1.245606

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.097854   $       1.179670   $        1.238870

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                       15,405             49,340                 719
  Unit fair value, December 31, 2012                               $       1.088961   $       1.174881   $        1.233846

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.077196   $       1.168502   $        1.227133

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      203,067            223,353               4,074
  Unit fair value, December 31, 2012                               $       1.097290   $       1.179654   $        1.239509

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --              3,054                  --
  Unit fair value, December 31, 2012                               $       1.085446   $       1.173257   $        1.232801

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                          796                 --                  --
  Unit fair value, December 31, 2012                               $       1.129549   $       1.203638   $        1.264440

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                    EQUITY-INCOME       FREEDOM 2005       FREEDOM 2010
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                   ----------------- -----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $         49,127   $            535   $          1,701
                                                                   ----------------   ----------------   ----------------
  Total assets                                                               49,127                535              1,701

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $         49,127   $            535   $          1,701
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      49,127                535              1,701
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $         49,127   $            535   $          1,701
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $         49,196   $            525   $          1,662
Underlying Fund shares held                                                   2,504                 51                153

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       34,610                479              1,483
  Unit fair value, December 31, 2012                               $       1.197517   $       1.116288   $       1.147104

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.191024   $       1.110265   $       1.140911

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.186200   $       1.105763   $       1.136267

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.179776   $       1.099749   $       1.130109

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                        2,389                 --                 --
  Unit fair value, December 31, 2012                               $       1.193628   $       1.110155   $       1.140741

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.187170   $       1.104137   $       1.134570

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        3,965                 --                 --
  Unit fair value, December 31, 2012                               $       1.217985   $       1.132882   $       1.164105

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                      FIDELITY VIP      FIDELITY VIP       FIDELITY VIP
                                                                      FREEDOM 2015      FREEDOM 2020       FREEDOM 2025
                                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        132,066   $        539,013   $         92,206
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              132,066            539,013             92,206

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        132,066   $        539,013   $         92,206
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     132,066            539,013             92,206
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        132,066   $        539,013   $         92,206
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        125,818   $        504,620   $         87,424
Underlying Fund shares held                                                  11,823             48,299              8,277

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       12,430             95,409             14,015
  Unit fair value, December 31, 2012                               $       1.149088   $       1.161452   $       1.173364

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.142882   $       1.155189   $       1.167032

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                           --              6,507                 --
  Unit fair value, December 31, 2012                               $       1.138244   $       1.150513   $       1.162306

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.132075   $       1.144272   $       1.155980

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      101,735            146,688             58,957
  Unit fair value, December 31, 2012                               $       1.142891   $       1.155160   $       1.166963

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.136704   $       1.148929   $       1.160663

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        1,296            213,153              5,846
  Unit fair value, December 31, 2012                               $       1.166191   $       1.178802   $       1.190819

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                     FREEDOM 2030       FREEDOM 2035       FREEDOM 2040
                                                                       PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                   ----------------   -----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        207,505   $        195,656   $         77,762
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              207,505            195,656             77,762

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        207,505   $        195,656   $         77,762
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     207,505            195,656             77,762
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        207,505   $        195,656   $         77,762
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        187,681   $        187,289   $         74,669
Underlying Fund shares held                                                  19,160             12,438              5,184

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       31,607             18,037             41,805
  Unit fair value, December 31, 2012                               $       1.173328   $       1.175992   $       1.176446

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.166999   $       1.169664   $       1.170093

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                          124                535                 --
  Unit fair value, December 31, 2012                               $       1.162266   $       1.164891   $       1.165324

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.155957   $       1.158555   $       1.158987

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      144,519            144,439             24,427
  Unit fair value, December 31, 2012                               $       1.167008   $       1.169506   $       1.170041

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.160704   $       1.163162   $       1.163690

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        1,361              4,104                 --
  Unit fair value, December 31, 2012                               $       1.190906   $       1.193564   $       1.193788

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                                     FREEDOM 2045       FREEDOM 2050      FREEDOM INCOME
                                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $         21,878   $         26,626   $            212
                                                                   ----------------   ----------------   ----------------
  Total assets                                                               21,878             26,626                212

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $         21,878   $         26,626   $            212
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      21,878             26,626                212
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $         21,878   $         26,626   $            212
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $         21,025   $         28,100   $            212
Underlying Fund shares held                                                   1,477              1,989                 20

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                        8,942             19,884                197
  Unit fair value, December 31, 2012                               $       1.177246   $       1.176650   $       1.079312

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.170876   $       1.170283   $       1.073487

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                           --              2,166                 --
  Unit fair value, December 31, 2012                               $       1.166120   $       1.165537   $       1.069120

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.159801   $       1.159202   $       1.063322

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                        9,694                603                 --
  Unit fair value, December 31, 2012                               $       1.170859   $       1.170238   $       1.073608

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.164527   $       1.163906   $       1.067779

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.194583   $       1.193972   $       1.210034

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                      FIDELITY VIP
                                                                         GROWTH
                                                                      OPPORTUNITIES     FIDELITY VIP INDEX    FIDELITY VIP MID
                                                                        PORTFOLIO          500 PORTFOLIO        CAP PORTFOLIO
                                                                     SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                   ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $          994,135   $          150,640   $          449,214
                                                                   ------------------   ------------------   ------------------
  Total assets                                                                994,135              150,640              449,214

LIABILITIES:                                                                       --                   --                   --
                                                                   ------------------   ------------------   ------------------
  Net assets                                                       $          994,135   $          150,640   $          449,214
                                                                   ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       994,135              150,640              449,214
  Payout reserves                                                                  --                   --                   --
                                                                   ------------------   ------------------   ------------------
                                                                   $          994,135   $          150,640   $          449,214
                                                                   ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost             $          909,910   $          144,833   $          468,779
Underlying Fund shares held                                                    46,025                1,049               14,984

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                        238,541               34,926              246,326
  Unit fair value, December 31, 2012                               $         1.321475   $         1.209327   $         1.139737

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                             --                   --                   --
  Unit fair value, December 31, 2012                               $         1.314355   $         1.202794   $         1.133595

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                            858                1,511               14,181
  Unit fair value, December 31, 2012                               $         1.309012   $         1.197913   $         1.128982

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                             --                   --                   --
  Unit fair value, December 31, 2012                               $         1.301917   $         1.191407   $         1.122848

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                        513,237               87,790              131,954
  Unit fair value, December 31, 2012                               $         1.315036   $         1.214185   $         1.133266

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                            228                   --                  267
  Unit fair value, December 31, 2012                               $         1.307911   $         1.207618   $         1.127133

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                          1,911                   --                1,720
  Unit fair value, December 31, 2012                               $         1.341179   $         1.237399   $         1.521561

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     FIDELITY VIP       FIDELITY VIP      FT VIP FRANKLIN
                                                                       OVERSEAS       STRATEGIC INCOME        INCOME
                                                                       PORTFOLIO          PORTFOLIO       SECURITIES FUND
                                                                    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $         15,421   $        842,629   $      2,912,926
                                                                   ----------------   ----------------   ----------------
  Total assets                                                               15,421            842,629          2,912,926

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $         15,421   $        842,629   $      2,912,926
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                      15,421            842,629          2,912,926
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $         15,421   $        842,629   $      2,912,926
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $         15,127   $        843,057   $      2,735,640
Underlying Fund shares held                                                     967             71,958            193,293

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                        1,558            446,255          1,004,677
  Unit fair value, December 31, 2012                               $       1.092297   $       1.169713   $       1.159984

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.086382   $       1.163404   $       1.147491

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                          240             14,880            185,932
  Unit fair value, December 31, 2012                               $       1.081970   $       1.158657   $       1.138214

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.076099   $       1.152387   $       1.125882

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       12,382            248,194          1,337,928
  Unit fair value, December 31, 2012                               $       1.086995   $       1.163393   $       1.146990

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.081122   $       1.157092   $       1.134625

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --             10,679              1,075
  Unit fair value, December 31, 2012                               $       1.108420   $       1.371954   $       1.205752

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                    FT VIP FRANKLIN     FT VIP MUTUAL      FT VIP MUTUAL
                                                                    SMALL CAP VALUE   GLOBAL DISCOVERY        SHARES
                                                                    SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                                        CLASS 2            CLASS 2            CLASS 2
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        498,797   $        738,651   $        217,137
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              498,797            738,651            217,137

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        498,797   $        738,651   $        217,137
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     498,797            738,651            217,137
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        498,797   $        738,651   $        217,137
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        402,426   $        724,133   $        191,792
Underlying Fund shares held                                                  27,361             36,603             12,610

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       88,781            460,974            105,781
  Unit fair value, December 31, 2012                               $       1.111572   $       1.038707   $       0.923540

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.099586   $       1.027519   $       0.913590

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                        1,891             23,961             12,924
  Unit fair value, December 31, 2012                               $       1.090683   $       1.019221   $       0.906178

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.078895   $       1.008200   $       0.896401

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      358,176            224,018            117,764
  Unit fair value, December 31, 2012                               $       1.097150   $       1.028154   $       0.913034

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --              3,723                233
  Unit fair value, December 31, 2012                               $       1.085315   $       1.017050   $       0.903164

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        2,965              1,139                 --
  Unit fair value, December 31, 2012                               $       1.711753   $       1.142125   $       1.161183

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                        FT VIP          GOLDMAN SACHS      GOLDMAN SACHS
                                                                       TEMPLETON          BALANCED         EQUITY GROWTH
                                                                        GROWTH            STRATEGY           STRATEGY
                                                                    SECURITIES FUND       PORTFOLIO          PORTFOLIO
                                                                        CLASS 2            CLASS A            CLASS A
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        190,003   $        945,412   $        290,744
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              190,003            945,412            290,744

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        190,003   $        945,412   $        290,744
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     190,003            945,412            290,744
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        190,003   $        945,412   $        290,744
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        166,914   $        881,878   $        254,055
Underlying Fund shares held                                                  15,873             89,528             24,744

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       43,023            408,372            297,228
  Unit fair value, December 31, 2012                               $       0.856722   $       1.059681   $       0.849342

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.847502   $       1.048276   $       0.840195

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                        5,939              2,040              1,113
  Unit fair value, December 31, 2012                               $       0.840642   $       1.039772   $       0.833393

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.831556   $       1.028564   $       0.824371

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      174,964            288,193             44,479
  Unit fair value, December 31, 2012                               $       0.846757   $       1.048372   $       0.840132

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --            172,829                 --
  Unit fair value, December 31, 2012                               $       0.837616   $       1.037116   $       0.831064

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --             22,674                 --
  Unit fair value, December 31, 2012                               $       1.165217   $       1.286509   $       1.423962

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     GOLDMAN SACHS                         GOLDMAN SACHS
                                                                      GROWTH AND        GOLDMAN SACHS      INTERNATIONAL
                                                                    INCOME STRATEGY    GROWTH STRATEGY      REAL ESTATE
                                                                       PORTFOLIO          PORTFOLIO       SECURITIES FUND
                                                                        CLASS A            CLASS A            CLASS A
                                                                   ----------------- -----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      1,088,895   $        918,512   $        248,939
                                                                   ----------------   ----------------   ----------------
  Total assets                                                            1,088,895            918,512            248,939

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $      1,088,895   $        918,512   $        248,939
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                   1,088,895            918,512            248,939
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $      1,088,895   $        918,512   $        248,939
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        976,087   $        830,101   $        241,747
Underlying Fund shares held                                                  99,442             83,123             38,535

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                      673,365            477,132            160,259
  Unit fair value, December 31, 2012                               $       0.969720   $       0.880132   $       0.737950

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --            136,249                 --
  Unit fair value, December 31, 2012                               $       0.959285   $       0.870635   $       0.730059

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                       93,007              1,300                 --
  Unit fair value, December 31, 2012                               $       0.951508   $       0.863594   $       0.724134

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.941228   $       0.854266   $       0.716300

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      362,169            435,301            176,880
  Unit fair value, December 31, 2012                               $       0.959284   $       0.870263   $       0.730182

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.948919   $       0.860896   $       0.722324

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --                 --              1,186
  Unit fair value, December 31, 2012                               $       1.351645   $       1.383858   $       1.282519

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                                                      REAL ESTATE        TECHNOLOGY       VIT CORE FIXED
                                                                    SECURITIES FUND    TOLLKEEPER FUND      INCOME FUND
                                                                        CLASS A            CLASS A        SERVICE SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        110,330   $        605,052   $      1,099,336
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              110,330            605,052          1,099,336

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        110,330   $        605,052   $      1,099,336
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     110,330            605,052          1,099,336
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        110,330   $        605,052   $      1,099,336
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $         96,653   $        558,687   $      1,041,392
Underlying Fund shares held                                                   7,146             43,813            101,042

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       36,090            149,003            199,008
  Unit fair value, December 31, 2012                               $       1.031020   $       1.281226   $       1.241311

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.019897   $       1.267423   $       1.227953

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                           --              5,792             48,294
  Unit fair value, December 31, 2012                               $       1.011623   $       1.257161   $       1.218022

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.000700   $       1.243556   $       1.204842

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       71,686            320,375            642,339
  Unit fair value, December 31, 2012                               $       1.020011   $       1.268186   $       1.228345

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                160                121
  Unit fair value, December 31, 2012                               $       1.009020   $       1.254492   $       1.215082

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --                308              3,385
  Unit fair value, December 31, 2012                               $       1.366242   $       1.193977   $       1.276558

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                                        GOLDMAN SACHS
                                                                                         VIT GLOBAL
                                                                     GOLDMAN SACHS         MARKETS         GOLDMAN SACHS
                                                                   VIT EQUITY INDEX    NAVIGATOR FUND     VIT GOVERNMENT
                                                                         FUND              SERVICE          INCOME FUND
                                                                    SERVICE SHARES       SHARES (c)       SERVICE SHARES
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        151,518   $         24,669   $      1,444,722
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              151,518             24,669          1,444,722

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        151,518   $         24,669   $      1,444,722
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     151,518             24,669          1,444,722
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        151,518   $         24,669   $      1,444,722
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        136,610   $         23,782   $      1,468,641
Underlying Fund shares held                                                  14,376              2,381            136,552

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       58,890             16,804            393,780
  Unit fair value, December 31, 2012                               $       0.999570   $       1.048084   $       1.223960

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.988770   $       1.046803   $       1.210763

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                       18,124                 --            173,253
  Unit fair value, December 31, 2012                               $       0.980801   $       1.045821   $       1.200972

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.970192   $       1.044532   $       1.187967

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       74,223              6,741            619,165
  Unit fair value, December 31, 2012                               $       0.989046   $       1.046796   $       1.210704

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --              2,562
  Unit fair value, December 31, 2012                               $       0.978349   $       1.045494   $       1.197673

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                          933                 --              1,713
  Unit fair value, December 31, 2012                               $       1.572765   $       1.051622   $       1.158675

(c)  Investment addition.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                    GOLDMAN SACHS
                                                                      VIT GROWTH      GOLDMAN SACHS      GOLDMAN SACHS
                                                                    OPPORTUNITIES     VIT LARGE CAP       VIT MID CAP
                                                                         FUND           VALUE FUND        VALUE FUND
                                                                    SERVICE SHARES    SERVICE SHARES    SERVICE SHARES
                                                                   ----------------- -----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        261,506   $         83,939   $          1,143
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              261,506             83,939              1,143

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        261,506   $         83,939   $          1,143
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     261,506             83,939              1,143
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        261,506   $         83,939   $          1,143
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        235,446   $         68,673   $          1,057
Underlying Fund shares held                                                  37,735              7,808                 74

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       78,413             94,410                 83
  Unit fair value, December 31, 2012                               $       1.229878   $       0.873627   $       1.176181

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.216629   $       0.864220   $       1.169826

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                        1,935                 --                804
  Unit fair value, December 31, 2012                               $       1.206768   $       0.857214   $       1.165068

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.193747   $       0.847949   $       1.158753

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      127,260              1,689                 94
  Unit fair value, December 31, 2012                               $       1.215583   $       0.864296   $       1.163215

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                        3,580                 --                 --
  Unit fair value, December 31, 2012                               $       1.202468   $       0.854959   $       1.156935

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        2,989                 --                 --
  Unit fair value, December 31, 2012                               $       1.248550   $       1.413804   $       1.669277

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                                                           GOLDMAN SACHS
                                                                     GOLDMAN SACHS      GOLDMAN SACHS      VIT STRATEGIC
                                                                       VIT MONEY        VIT STRATEGIC      INTERNATIONAL
                                                                      MARKET FUND        GROWTH FUND        EQUITY FUND
                                                                    SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                                   ----------------- -----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      8,766,548   $        170,510   $        100,172
                                                                   ----------------   ----------------   ----------------
  Total assets                                                            8,766,548            170,510            100,172

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $      8,766,548   $        170,510   $        100,172
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                   8,766,548            170,510            100,172
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $      8,766,548   $        170,510   $        100,172
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      8,766,548   $        133,395   $         94,938
Underlying Fund shares held                                               8,766,548             12,311             11,689

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                    1,186,090            105,061             55,627
  Unit fair value, December 31, 2012                               $       0.970862   $       1.054093   $       0.755645

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.960337   $       1.042730   $       0.747505

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                       12,005              2,877                 --
  Unit fair value, December 31, 2012                               $       0.952566   $       1.034275   $       0.741447

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.942304   $       1.023105   $       0.733456

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                    7,911,498             48,988             67,201
  Unit fair value, December 31, 2012                               $       0.960255   $       1.042821   $       0.747983

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                          279                 --                 --
  Unit fair value, December 31, 2012                               $       0.949887   $       1.031612   $       0.739901

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        6,425              3,825              6,059
  Unit fair value, December 31, 2012                               $       0.974582   $       1.491466   $       1.299409

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                     GOLDMAN SACHS
                                                                    VIT STRUCTURED      GOLDMAN SACHS
                                                                   SMALL CAP EQUITY    VIT STRUCTURED    INVESCO V.I. CORE
                                                                         FUND         U.S. EQUITY FUND      EQUITY FUND
                                                                    SERVICE SHARES     SERVICE SHARES    SERIES II SHARES
                                                                   ----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        137,047   $         18,893   $         231,248
                                                                   ----------------   ----------------   -----------------
  Total assets                                                              137,047             18,893             231,248

LIABILITIES:                                                                     --                 --                  --
                                                                   ----------------   ----------------   -----------------
  Net assets                                                       $        137,047   $         18,893   $         231,248
                                                                   ================   ================   =================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     137,047             18,893             231,248
  Payout reserves                                                                --                 --                  --
                                                                   ----------------   ----------------   -----------------
                                                                   $        137,047   $         18,893   $         231,248
                                                                   ================   ================   =================

Investments in shares of the Underlying Funds, at cost             $        125,072   $         16,797   $         189,046
Underlying Fund shares held                                                  10,834              1,554               7,744

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       30,869             15,789             120,982
  Unit fair value, December 31, 2012                               $       1.077814   $       0.920016   $        1.045717

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.066202   $       0.910120   $        1.034442

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                        3,600                 --              24,143
  Unit fair value, December 31, 2012                               $       1.057573   $       0.902731   $        1.026052

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.046167   $       0.892986   $        1.014996

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       93,764              4,790              72,853
  Unit fair value, December 31, 2012                               $       1.066175   $       0.911676   $        1.034492

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.054660   $       0.901848   $        1.023366

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --                 --               3,982
  Unit fair value, December 31, 2012                               $       1.758142   $       1.215420   $        1.154625

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                                         INVESCO VAN
                                                                                         KAMPEN V.I.
                                                                     INVESCO V.I.         AMERICAN          JANUS ASPEN
                                                                     GLOBAL HEALTH     FRANCHISE FUND       ENTERPRISE
                                                                       CARE FUND          SERIES II          PORTFOLIO
                                                                   SERIES II SHARES    SHARES (a) (b)     SERVICE SHARES
                                                                   ----------------- -----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        112,384   $          6,740   $        227,425
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              112,384              6,740            227,425

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        112,384   $          6,740   $        227,425
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     112,384              6,740            227,425
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        112,384   $          6,740   $        227,425
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        100,430   $          6,864   $        176,879
Underlying Fund shares held                                                   5,485                190              5,267

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       57,771              7,400             68,811
  Unit fair value, December 31, 2012                               $       1.238778   $       0.910840   $       1.176640

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.232064   $       0.901040   $       1.163977

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                          142                 --             25,218
  Unit fair value, December 31, 2012                               $       1.227090   $       0.893753   $       1.154545

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.220418   $       0.884098   $       1.142061

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       32,196                 --            100,591
  Unit fair value, December 31, 2012                               $       1.232176   $       0.898345   $       1.166547

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.225510   $       0.888641   $       1.153933

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                          774                 --                 --
  Unit fair value, December 31, 2012                               $       1.257475   $       1.199609   $       1.302571

(a)  Name change.  See Note 1.
(b)  Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                                         JANUS ASPEN
                                                                      JANUS ASPEN      PERKINS MID CAP      MFS(R) NEW
                                                                    FORTY PORTFOLIO    VALUE PORTFOLIO   DISCOVERY SERIES
                                                                    SERVICE SHARES     SERVICE SHARES      SERVICE CLASS
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        709,568   $        664,028   $         59,332
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              709,568            664,028             59,332

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        709,568   $        664,028   $         59,332
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     709,568            664,028             59,332
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        709,568   $        664,028   $         59,332
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        647,000   $        625,744   $         62,487
Underlying Fund shares held                                                  17,616             42,648              3,953

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                      392,439            197,568             28,691
  Unit fair value, December 31, 2012                               $       1.100681   $       1.113007   $       1.275971

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.088808   $       1.101005   $       1.269052

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                        5,586             12,282                842
  Unit fair value, December 31, 2012                               $       1.080007   $       1.092111   $       1.263910

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.068338   $       1.080312   $       1.257048

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      239,532            386,007             15,206
  Unit fair value, December 31, 2012                               $       1.088783   $       1.101247   $       1.268529

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                        4,942              2,898                 --
  Unit fair value, December 31, 2012                               $       1.077047   $       1.089359   $       1.261658

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                        4,700              1,701              1,280
  Unit fair value, December 31, 2012                               $       1.162542   $       1.454440   $       1.851629

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                                         OPPENHEIMER        OPPENHEIMER
                                                                   MFS(R) UTILITIES       BALANCED       GLOBAL SECURITIES
                                                                        SERIES             FUND/VA            FUND/VA
                                                                     SERVICE CLASS     SERVICE SHARES     SERVICE SHARES
                                                                   ----------------   ----------------   -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        206,599   $        442,768   $         713,113
                                                                   ----------------   ----------------   -----------------
  Total assets                                                              206,599            442,768             713,113

LIABILITIES:                                                                     --                 --                  --
                                                                   ----------------   ----------------   -----------------
  Net assets                                                       $        206,599   $        442,768   $         713,113
                                                                   ================   ================   =================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     206,599            442,768             713,113
  Payout reserves                                                                --                 --                  --
                                                                   ----------------   ----------------   -----------------
                                                                   $        206,599   $        442,768   $         713,113
                                                                   ================   ================   =================

Investments in shares of the Underlying Funds, at cost             $        196,369   $        381,197   $         619,105
Underlying Fund shares held                                                   7,571             35,794              22,112

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                       90,407            312,594             419,215
  Unit fair value, December 31, 2012                               $       1.308073   $       0.808058   $        0.998471

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.301008   $       0.799370   $        0.987700

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                          139              3,228              69,832
  Unit fair value, December 31, 2012                               $       1.295705   $       0.792910   $        0.979728

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                  --
  Unit fair value, December 31, 2012                               $       1.288700   $       0.784342   $        0.969168

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       64,355            233,609             224,535
  Unit fair value, December 31, 2012                               $       1.302033   $       0.800039   $        0.989309

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                        2,628                908                  --
  Unit fair value, December 31, 2012                               $       1.294971   $       0.791411   $        0.978618

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                          727                 --               3,351
  Unit fair value, December 31, 2012                               $       1.327785   $       1.182092   $        1.190148

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                      OPPENHEIMER        OPPENHEIMER          PIONEER
                                                                   GLOBAL STRATEGIC      MAIN STREET         EMERGING
                                                                    INCOME FUND/VA    SMALL- & MID-CAP      MARKETS VCT
                                                                       SERVICE           FUND(R)/VA          PORTFOLIO
                                                                      SHARES (b)       SERVICE SHARES        CLASS II
                                                                   ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $      1,542,293   $        192,275   $        707,455
                                                                   ----------------   ----------------   ----------------
  Total assets                                                            1,542,293            192,275            707,455

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $      1,542,293   $        192,275   $        707,455
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                   1,542,293            192,275            707,455
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $      1,542,293   $        192,275   $        707,455
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $      1,481,729   $        163,466   $        737,363
Underlying Fund shares held                                                 266,372              9,633             27,689

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                      577,766             58,362            319,890
  Unit fair value, December 31, 2012                               $       1.298566   $       1.073448   $       0.773580

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.284579   $       1.061887   $       0.765235

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                        8,782                 --             53,582
  Unit fair value, December 31, 2012                               $       1.274179   $       1.053289   $       0.759045

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.260444   $       1.041912   $       0.750822

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                      430,740            122,070            544,281
  Unit fair value, December 31, 2012                               $       1.284710   $       1.061903   $       0.766877

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                        4,489                 --                862
  Unit fair value, December 31, 2012                               $       1.270855   $       1.050449   $       0.758608

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                      183,647                 --              1,340
  Unit fair value, December 31, 2012                               $       1.207506   $       1.223685   $       0.949720

(b)  Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2012

                                                                        PIONEER
                                                                      FUNDAMENTAL      PIONEER GROWTH     PIONEER MID CAP
                                                                       VALUE VCT        OPPORTUNITIES        VALUE VCT
                                                                       PORTFOLIO        VCT PORTFOLIO        PORTFOLIO
                                                                     CLASS II (a)          CLASS I           CLASS II
                                                                   ----------------- -----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value       $        171,173   $        477,525   $        235,773
                                                                   ----------------   ----------------   ----------------
  Total assets                                                              171,173            477,525            235,773

LIABILITIES:                                                                     --                 --                 --
                                                                   ----------------   ----------------   ----------------
  Net assets                                                       $        171,173   $        477,525   $        235,773
                                                                   ================   ================   ================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                     171,173            477,525            235,773
  Payout reserves                                                                --                 --                 --
                                                                   ----------------   ----------------   ----------------
                                                                   $        171,173   $        477,525   $        235,773
                                                                   ================   ================   ================

Investments in shares of the Underlying Funds, at cost             $        152,984   $        386,655   $        209,720
Underlying Fund shares held                                                  14,518             19,839             13,629

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2012                                      172,280            293,969            156,417
  Unit fair value, December 31, 2012                               $       0.858217   $       1.031441   $       0.926766

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.848976   $       1.020349   $       0.916768

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2012                                           --             73,933             55,269
  Unit fair value, December 31, 2012                               $       0.842098   $       1.012066   $       0.909363

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge and No Withdrawal Charge Rider):
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       0.832994   $       1.001136   $       0.899528

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2012                                       27,485             96,646             44,362
  Unit fair value, December 31, 2012                               $       0.848444   $       1.019595   $       0.914113

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2012                                           --                940                 --
  Unit fair value, December 31, 2012                               $       0.839287   $       1.008604   $       0.904246

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2012                                           --                 --                 --
  Unit fair value, December 31, 2012                               $       1.110914   $       1.108589   $       1.085244

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ALLIANCE-         ALLIANCE-           ALLIANCE-           ALLIANCE-
                                       BERNSTEIN VPS     BERNSTEIN VPS       BERNSTEIN VPS       BERNSTEIN VPS      FIDELITY VIP
                                       INTERMEDIATE      INTERNATIONAL         SMALL CAP         SMALL/MID CAP      CONTRAFUND(R)
                                      BOND PORTFOLIO    VALUE PORTFOLIO    GROWTH PORTFOLIO     VALUE PORTFOLIO       PORTFOLIO
                                          CLASS B           CLASS B             CLASS B             CLASS B        SERVICE CLASS 2
                                     ---------------    ---------------    -----------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends                          $        49,261    $         1,664    $              --    $           667    $         8,955

EXPENSES:
  Mortality and expense risk fees             13,674              1,432                5,158              3,137              8,258
  Administrative expense fees                  1,583                164                  588                359                996
                                     ---------------    ---------------    -----------------    ---------------    ---------------
     Total expenses                           15,257              1,596                5,746              3,496              9,254
                                     ---------------    ---------------    -----------------    ---------------    ---------------

     Net investment income (loss)             34,004                 68               (5,746)            (2,829)              (299)
                                     ---------------    ---------------    -----------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Capital gain distributions                  35,744                 --               14,886              7,381                 --
  Net realized gain (loss) from
    sales of investments                      (4,855)              (299)               9,305              1,485              9,854
                                     ---------------    ---------------    -----------------    ---------------    ---------------
     Net realized gain (loss)                 30,889               (299)              24,191              8,866              9,854
  Change in unrealized gain (loss)           (20,136)            14,146               20,655             31,310             67,997
                                     ---------------    ---------------    -----------------    ---------------    ---------------
     Net realized and unrealized
       gain (loss)                            10,753             13,847               44,846             40,176             77,851
                                     ---------------    ---------------    -----------------    ---------------    ---------------
     Net increase (decrease) in
       net assets from operations    $        44,757    $        13,915    $          39,100    $        37,347    $        77,552
                                     ===============    ===============    =================    ===============    ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                        FIDELITY VIP        FIDELITY VIP     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                     DISCIPLINED SMALL     EQUITY-INCOME     FREEDOM 2005      FREEDOM 2010      FREEDOM 2015
                                       CAP PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                      SERVICE CLASS 2     SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                     -----------------    ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $             309    $         1,353   $             7   $            28   $         2,287

EXPENSES:
  Mortality and expense risk fees                  210                585                 5                16             1,647
  Administrative expense fees                       26                 79                 1                 2               188
                                     -----------------    ---------------   ---------------   ---------------   ---------------
     Total expenses                                236                664                 6                18             1,835
                                     -----------------    ---------------   ---------------   ---------------   ---------------

     Net investment income (loss)                   73                689                 1                10               452
                                     -----------------    ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     1,193              2,782                 3                21             2,196
  Net realized gain (loss) from
    sales of investments                           (92)             2,130                --                 1                71
                                     -----------------    ---------------   ---------------   ---------------   ---------------
     Net realized gain (loss)                    1,101              4,912                 3                22             2,267
  Change in unrealized gain (loss)               1,310              2,257                26                92             8,824
                                     -----------------    ---------------   ---------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                               2,411              7,169                29               114            11,091
                                     -----------------    ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in
       net assets from operations    $           2,484    $         7,858   $            30   $           124   $        11,543
                                     =================    ===============   ===============   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                      FIDELITY VIP      FIDELITY VIP       FIDELITY VIP      FIDELITY VIP     FIDELITY VIP
                                      FREEDOM 2020      FREEDOM 2025       FREEDOM 2030      FREEDOM 2035     FREEDOM 2040
                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                     SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $         9,503   $         1,455   $         3,869   $         3,553   $         1,344

EXPENSES:
  Mortality and expense risk fees              4,894               999             2,446             2,198               700
  Administrative expense fees                    760               120               280               250                85
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Total expenses                            5,654             1,119             2,726             2,448               785
                                     ---------------   ---------------   ---------------   ---------------   ---------------

     Net investment income (loss)              3,849               336             1,143             1,105               559
                                     ---------------   ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                   6,075               913             1,708               803               330
  Net realized gain (loss) from
    sales of investments                       1,814               131               714                55                27
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized gain (loss)                  7,889             1,044             2,422               858               357
  Change in unrealized gain (loss)            42,825             8,083            19,408            19,851             6,300
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                            50,714             9,127            21,830            20,709             6,657
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $        54,563   $         9,463   $        22,973   $        21,814   $         7,216
                                     ===============   ===============   ===============   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            FIDELITY VIP
                                      FIDELITY VIP      FIDELITY VIP       FIDELITY VIP        GROWTH         FIDELITY VIP
                                      FREEDOM 2045      FREEDOM 2050      FREEDOM INCOME    OPPORTUNITIES       INDEX 500
                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                     SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $           405   $           498   $             3   $         1,766   $         2,662

EXPENSES:
  Mortality and expense risk fees                383               233                 1            13,396             1,422
  Administrative expense fees                     45                30                --             1,552               164
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Total expenses                              428               263                 1            14,948             1,586
                                     ---------------   ---------------   ---------------   ---------------   ---------------

     Net investment income (loss)                (23)              235                 2           (13,182)            1,076
                                     ---------------   ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                     826             2,139                 2                --               637
  Net realized gain (loss) from
    sales of investments                         962               (48)               --            30,880               987
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized gain (loss)                  1,788             2,091                 2            30,880             1,624
  Change in unrealized gain (loss)             1,998               389                --           125,764             5,658
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                             3,786             2,480                 2           156,644             7,282
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $         3,763   $         2,715   $             4   $       143,462   $         8,358
                                     ===============   ===============   ===============   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                      FIDELITY VIP       FIDELITY VIP        FIDELITY VIP      FT VIP FRANKLIN   FT VIP FRANKLIN
                                         MID CAP           OVERSEAS        STRATEGIC INCOME        INCOME        SMALL CAP VALUE
                                        PORTFOLIO         PORTFOLIO            PORTFOLIO       SECURITIES FUND   SECURITIES FUND
                                     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE CLASS 2        CLASS 2           CLASS 2
                                     ---------------    ---------------    -----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $         1,706    $           251    $          23,691   $       139,907   $         3,427

EXPENSES:
  Mortality and expense risk fees              4,179                169                7,649            30,307             5,783
  Administrative expense fees                    511                 19                  936             3,558               665
                                     ---------------    ---------------    -----------------   ---------------   ---------------
     Total expenses                            4,690                188                8,585            33,865             6,448
                                     ---------------    ---------------    -----------------   ---------------   ---------------

     Net investment income (loss)             (2,984)                63               15,106           106,042            (3,021)
                                     ---------------    ---------------    -----------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                  35,664                 50                7,509                --                --
  Net realized gain (loss) from
    sales of investments                        (492)               (48)               6,510             5,465             2,635
                                     ---------------    ---------------    -----------------   ---------------   ---------------
     Net realized gain (loss)                 35,172                  2               14,019             5,465             2,635
  Change in unrealized gain (loss)             3,925              2,144               22,727           132,721            68,162
                                     ---------------    ---------------    -----------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                            39,097              2,146               36,746           138,186            70,797
                                     ---------------    ---------------    -----------------   ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $        36,113    $         2,209    $          51,852   $       244,228   $        67,776
                                     ===============    ===============    =================   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                              FT VIP          GOLDMAN SACHS     GOLDMAN SACHS
                                      FT VIP MUTUAL      FT VIP MUTUAL       TEMPLETON          BALANCED        EQUITY GROWTH
                                     GLOBAL DISCOVERY       SHARES            GROWTH            STRATEGY          STRATEGY
                                     SECURITIES FUND    SECURITIES FUND   SECURITIES FUND       PORTFOLIO         PORTFOLIO
                                        CLASS 2             CLASS 2           CLASS 2            CLASS A           CLASS A
                                     ----------------   ---------------   ---------------    ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $         18,653   $         4,159   $         2,628    $        24,338   $         5,230

EXPENSES:
  Mortality and expense risk fees               8,603             2,427             1,878             11,104             3,005
  Administrative expense fees                   1,052               286               217              1,299               382
                                     ----------------   ---------------   ---------------    ---------------   ---------------
     Total expenses                             9,655             2,713             2,095             12,403             3,387
                                     ----------------   ---------------   ---------------    ---------------   ---------------

     Net investment income (loss)               8,998             1,446               533             11,935             1,843
                                     ----------------   ---------------   ---------------    ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                   37,656                --                --                 --                --
  Net realized gain (loss) from
    sales of investments                          429             2,618            (2,144)             4,361               542
                                     ----------------   ---------------   ---------------    ---------------   ---------------
     Net realized gain (loss)                  38,085             2,618            (2,144)             4,361               542
  Change in unrealized gain (loss)             28,023            18,323            26,407             54,226            33,036
                                     ----------------   ---------------   ---------------    ---------------   ---------------
     Net realized and unrealized
       gain (loss)                             66,108            20,941            24,263             58,587            33,578
                                     ----------------   ---------------   ---------------    ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $         75,106   $        22,387   $        24,796    $        70,522   $        35,421
                                     ================   ===============   ===============    ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                      GOLDMAN SACHS                       GOLDMAN SACHS
                                       GROWTH AND       GOLDMAN SACHS     INTERNATIONAL     GOLDMAN SACHS     GOLDMAN SACHS
                                     INCOME STRATEGY   GROWTH STRATEGY     REAL ESTATE       REAL ESTATE       TECHNOLOGY
                                        PORTFOLIO         PORTFOLIO      SECURITIES FUND   SECURITIES FUND   TOLLKEEPER FUND
                                        CLASS A            CLASS A           CLASS A           CLASS A           CLASS A
                                     ---------------  ----------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $        25,813   $        19,509   $        21,049   $         1,147   $            --

EXPENSES:
  Mortality and expense risk fees             12,818            10,371             1,349             1,091             5,986
  Administrative expense fees                  1,541             1,230               163               128               695
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Total expenses                           14,359            11,601             1,512             1,219             6,681
                                     ---------------   ---------------   ---------------   ---------------   ---------------

     Net investment income (loss)             11,454             7,908            19,537               (72)           (6,681)
                                     ---------------   ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                      --                --                --                --                --
  Net realized gain (loss) from
    sales of investments                      14,744             1,526             1,597               203             2,710
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized gain (loss)                 14,744             1,526             1,597               203             2,710
  Change in unrealized gain (loss)            80,149            87,478            14,415             8,302            64,282
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                            94,893            89,004            16,012             8,505            66,992
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $       106,347   $        96,912   $        35,549   $         8,433   $        60,311
                                     ===============   ===============   ===============   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                         GOLDMAN SACHS
                                                                          VIT GLOBAL                          GOLDMAN SACHS
                                      GOLDMAN SACHS     GOLDMAN SACHS       MARKETS         GOLDMAN SACHS      VIT GROWTH
                                      VIT CORE FIXED      VIT EQUITY     NAVIGATOR FUND     VIT GOVERNMENT    OPPORTUNITIES
                                       INCOME FUND       INDEX FUND         SERVICE          INCOME FUND          FUND
                                     SERVICE SHARES    SERVICE SHARES      SHARES (c)       SERVICE SHARES   SERVICE SHARES
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $        24,040   $         2,747   $            --   $        12,849   $            --

EXPENSES:
  Mortality and expense risk fees             13,742             1,800                45            21,186             2,786
  Administrative expense fees                  1,572               210                 4             2,451               331
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Total expenses                           15,314             2,010                49            23,637             3,117
                                     ---------------   ---------------   ---------------   ---------------   ---------------

     Net investment income (loss)              8,726               737               (49)          (10,788)           (3,117)
                                     ---------------   ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                      --                --                36            44,420            21,203
  Net realized gain (loss) from
    sales of investments                       3,846             1,533                47             8,222               472
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized gain (loss)                  3,846             1,533                83            52,642            21,675
  Change in unrealized gain (loss)            39,605            15,181               887           (19,205)           15,329
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                            43,451            16,714               970            33,437            37,004
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $        52,177   $        17,451   $           921   $        22,649   $        33,887
                                     ===============   ===============   ===============   ===============   ===============

(c)  Investment addition.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                              GOLDMAN SACHS
                                      GOLDMAN SACHS     GOLDMAN SACHS     GOLDMAN SACHS     GOLDMAN SACHS     VIT STRATEGIC
                                      VIT LARGE CAP      VIT MID CAP        VIT MONEY       VIT STRATEGIC     INTERNATIONAL
                                       VALUE FUND        VALUE FUND        MARKET FUND       GROWTH FUND       EQUITY FUND
                                     SERVICE SHARES     SERVICE SHARES    SERVICE SHARES    SERVICE SHARES    SERVICE SHARES
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                          $           926   $            11   $           515   $           769   $         1,789

EXPENSES:
  Mortality and expense risk fees                913                16           113,102             2,153             1,336
  Administrative expense fees                    119                 2            12,804               265               163
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Total expenses                            1,032                18           125,906             2,418             1,499
                                     ---------------   ---------------   ---------------   ---------------   ---------------

     Net investment income (loss)               (106)               (7)         (125,391)           (1,649)              290
                                     ---------------   ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                   2,043                --                --                --                --
  Net realized gain (loss) from
    sales of investments                       1,875                50                --             9,109            (2,228)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized gain (loss)                  3,918                50                --             9,109            (2,228)
  Change in unrealized gain (loss)             8,913               120                --            20,954            17,668
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net realized and unrealized
       gain (loss)                            12,831               170                --            30,063            15,440
                                     ---------------   ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in net
       assets from operations        $        12,725   $           163   $      (125,391)  $        28,414   $        15,730
                                     ===============   ===============   ===============   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                      GOLDMAN SACHS
                                     VIT STRUCTURED        GOLDMAN SACHS                           INVESCO V.I.      INVESCO V.I.
                                     SMALL CAP EQUITY     VIT STRUCTURED    INVESCO V.I. CORE     GLOBAL HEALTH      LEISURE FUND
                                          FUND           U.S. EQUITY FUND      EQUITY FUND          CARE FUND          SERIES II
                                      SERVICE SHARES      SERVICE SHARES    SERIES II SHARES     SERIES II SHARES      SHARES (b)
                                     ----------------    ----------------   -----------------    ---------------     ------------
INVESTMENT INCOME:
  Dividends                          $          1,268    $            286   $           1,946    $             --    $          --

EXPENSES:
  Mortality and expense risk fees               1,767                 191               2,770               1,734               40
  Administrative expense fees                     202                  23                 330                 213                5
                                     ----------------    ----------------   -----------------    ----------------    -------------
     Total expenses                             1,969                 214               3,100               1,947               45
                                     ----------------    ----------------   -----------------    ----------------    -------------

     Net investment income (loss)                (701)                 72              (1,154)             (1,947)             (45)
                                     ----------------    ----------------   -----------------    ----------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                       --                  --                  --                  --               --
  Net realized gain (loss) from
    sales of investments                        1,804                 177               6,644              11,750            1,534
                                     ----------------    ----------------   -----------------    ----------------    -------------
     Net realized gain (loss)                   1,804                 177               6,644              11,750            1,534
  Change in unrealized gain (loss)              8,634               1,487              17,451              13,029             (145)
                                     ----------------    ----------------   -----------------    ----------------    -------------
     Net realized and unrealized
       gain (loss)                             10,438               1,664              24,095              24,779            1,389
                                     ----------------    ----------------   -----------------    ----------------    -------------
     Net increase (decrease) in net
       assets from operations        $          9,737    $          1,736   $          22,941    $         22,832    $       1,344
                                     ================    ================   =================    ================    =============

(b)  Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                      INVESCO VAN
                                       KAMPEN V.I.
                                        AMERICAN         JANUS ASPEN                            JANUS ASPEN
                                     FRANCHISE FUND       ENTERPRISE         JANUS ASPEN      PERKINS MID CAP      MFS(R) NEW
                                        SERIES II         PORTFOLIO        FORTY PORTFOLIO    VALUE PORTFOLIO    DISCOVERY SERIES
                                      SHARES (a) (b)    SERVICE SHARES      SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
                                     ---------------    ---------------    ---------------    ---------------    ----------------
INVESTMENT INCOME:
  Dividends                          $            --    $            --    $         3,527    $         5,355    $             --

EXPENSES:
  Mortality and expense risk fees                 56              2,779              6,168              8,109                 931
  Administrative expense fees                      7                319                750                946                 118
                                     ---------------    ---------------    ---------------    ---------------    ----------------
     Total expenses                               63              3,098              6,918              9,055               1,049
                                     ---------------    ---------------    ---------------    ---------------    ----------------

     Net investment income (loss)                (63)            (3,098)            (3,391)            (3,700)             (1,049)
                                     ---------------    ---------------    ---------------    ---------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                      --                 --                 --             38,946               7,887
  Net realized gain (loss) from
    sales of investments                        (858)             3,391             20,343              9,291              (1,558)
                                     ---------------    ---------------    ---------------    ---------------    ----------------
     Net realized gain (loss)                   (858)             3,391             20,343             48,237               6,329
  Change in unrealized gain (loss)              (123)            28,429             55,416              7,349               7,018
                                     ---------------    ---------------    ---------------    ---------------    ----------------
     Net realized and unrealized
       gain (loss)                              (981)            31,820             75,759             55,586              13,347
                                     ---------------    ---------------    ---------------    ---------------    ----------------
     Net increase (decrease) in net
       assets from operations        $        (1,044)   $        28,722    $        72,368    $        51,886    $         12,298
                                     ===============    ===============    ===============    ===============    ================

(a)  Name change.  See Note 1.
(b)  Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                 OPPENHEIMER
                                                         OPPENHEIMER         OPPENHEIMER       GLOBAL STRATEGIC      OPPENHEIMER
                                     MFS(R) UTILITIES     BALANCED        GLOBAL SECURITIES     INCOME FUND/VA       HIGH INCOME
                                      SERIES               FUND/VA             FUND/VA             SERVICE         FUND/VA SERVICE
                                     SERVICE CLASS     SERVICE SHARES      SERVICE SHARES         SHARES (b)          SHARES (b)
                                     ----------------  ---------------   ------------------   ------------------   ---------------
INVESTMENT INCOME:
  Dividends                          $         24,150  $         4,856   $           11,200   $           41,406   $        25,949

EXPENSES:
  Mortality and expense risk fees               3,903            5,104                7,449                9,980             1,272
  Administrative expense fees                     466              618                  902                1,365               163
                                     ----------------  ---------------   ------------------   ------------------   ---------------
     Total expenses                             4,369            5,722                8,351               11,345             1,435
                                     ----------------  ---------------   ------------------   ------------------   ---------------

     Net investment income (loss)              19,781             (866)               2,849               30,061            24,514
                                     ----------------  ---------------   ------------------   ------------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                       --               --                   --                7,973                --
  Net realized gain (loss) from
    sales of investments                        6,417            1,308                2,435                2,614           (19,573)
                                     ----------------  ---------------   ------------------   ------------------   ---------------
     Net realized gain (loss)                   6,417            1,308                2,435               10,587           (19,573)
  Change in unrealized gain (loss)              9,966           39,973              101,315               54,240             6,441
                                     ----------------  ---------------   ------------------   ------------------   ---------------
     Net realized and unrealized
       gain (loss)                             16,383           41,281              103,750               64,827           (13,132)
                                     ----------------  ---------------   ------------------   ------------------   ---------------
     Net increase (decrease) in net
       assets from operations        $         36,164  $        40,415   $          106,599   $           94,888   $        11,382
                                     ================  ===============   ==================   ==================   ===============

(b)  Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2012

                                       OPPENHEIMER          PIONEER             PIONEER
                                       MAIN STREET          EMERGING          FUNDAMENTAL       PIONEER GROWTH    PIONEER MID CAP
                                     SMALL- & MID-CAP     MARKETS VCT          VALUE VCT        OPPORTUNITIES       VALUE VCT
                                        FUND(R)/VA          PORTFOLIO          PORTFOLIO        VCT PORTFOLIO       PORTFOLIO
                                     SERVICE SHARES         CLASS II          CLASS II (a)         CLASS I           CLASS II
                                     ----------------    ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends                          $            544    $         1,406    $         1,700    $            --    $         1,887

EXPENSES:
  Mortality and expense risk fees               2,036              8,581              2,011              6,099              2,897
  Administrative expense fees                     238                994                253                728                344
                                     ----------------    ---------------    ---------------    ---------------    ---------------
     Total expenses                             2,274              9,575              2,264              6,827              3,241
                                     ----------------    ---------------    ---------------    ---------------    ---------------

     Net investment income (loss)              (1,730)            (8,169)              (564)            (6,827)            (1,354)
                                     ----------------    ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                       --             20,805                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                        1,867            (10,090)             7,024             12,601                360
                                     ----------------    ---------------    ---------------    ---------------    ---------------
     Net realized gain (loss)                   1,867             10,715              7,024             12,601                360
  Change in unrealized gain (loss)             19,414             55,913              8,261             18,099             19,313
                                     ----------------    ---------------    ---------------    ---------------    ---------------
     Net realized and unrealized
       gain (loss)                             21,281             66,628             15,285             30,700             19,673
                                     ----------------    ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in net
       assets from operations        $         19,551    $        58,459    $        14,721    $        23,873    $        18,319
                                     ================    ===============    ===============    ===============    ===============

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                          ALLIANCEBERNSTEIN VPS           ALLIANCEBERNSTEIN VPS           ALLIANCEBERNSTEIN VPS
                                             INTERMEDIATE                     INTERNATIONAL                    SMALL CAP
                                             BOND PORTFOLIO                  VALUE PORTFOLIO                GROWTH PORTFOLIO
                                                CLASS B                         CLASS B                         CLASS B
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012            2011            2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      34,004   $       8,529   $          68   $       2,896   $      (5,746)  $      (7,062)
   Net realized gain (loss)                 30,889           1,892            (299)         (1,009)         24,191          27,295
   Change in unrealized gain (loss)        (20,136)         12,023          14,146         (31,966)         20,655         (37,994)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 44,757          22,444          13,915         (30,079)         39,100         (17,761)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   132,183         145,763          18,148          22,576          84,889         101,101
   Withdrawals                             (30,924)        (18,062)             --          (2,511)        (23,413)         (3,897)
   Contract benefits                        (8,535)             --              --              --              --              --
   Contract charges                           (531)           (381)           (107)           (121)           (522)           (321)
   Transfers                              (233,594)        466,328          (1,811)        (13,513)            580        (170,402)
   Other transfers from (to) the
     General Account                        39,114           4,771              (6)            (19)         67,356          40,354
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                         (102,287)        598,419          16,224           6,412         128,890         (33,165)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                (57,530)        620,863          30,139         (23,667)        167,990         (50,926)

NET ASSETS:
   Beginning of year                       966,535         345,672          95,489         119,156         312,987         363,913
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     909,005   $     966,535   $     125,628   $      95,489   $     480,977   $     312,987
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          ALLIANCEBERNSTEIN VPS              FIDELITY VIP                   FIDELITY VIP
                                              SMALL/MID                      CONTRAFUND(R)                DISCIPLINED SMALL
                                          CAP VALUE PORTFOLIO                  PORTFOLIO                    CAP PORTFOLIO
                                                CLASS B                      SERVICE CLASS 2                SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012            2011            2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (2,829)  $      (2,643)  $        (299)  $        (317)  $          73   $        (100)
   Net realized gain (loss)                  8,866             861           9,854           6,563           1,101             252
   Change in unrealized gain (loss)         31,310         (26,063)         67,997         (13,628)          1,310            (846)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 37,347         (27,845)         77,552          (7,382)          2,484            (694)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    39,318          60,206         161,380         222,995           8,452           6,025
   Withdrawals                              (2,812)        (12,665)        (28,415)         (6,631)            (17)             --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (108)           (128)           (451)           (279)            (66)            (43)
   Transfers                                46,749         (19,857)         80,911          13,019          (1,993)            891
   Other transfers from (to) the
     General Account                         6,869          31,168          55,007         174,517             204           7,194
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           90,016          58,724         268,432         403,621           6,580          14,067
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                127,363          30,879         345,984         396,239           9,064          13,373

NET ASSETS:
   Beginning of year                       185,150         154,271         480,982          84,743          13,539             166
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     312,513   $     185,150   $     826,966   $     480,982   $      22,603   $      13,539
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FREEDOM 2005       FIDELITY VIP FREEDOM 2010
                                              PORTFOLIO                        PORTFOLIO                       PORTFOLIO
                                           SERVICE CLASS 2                   SERVICE CLASS 2                 SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012            2011            2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         689   $         496   $           1   $           4   $          10   $          11
   Net realized gain (loss)                  4,912          (3,200)              3               1              22               4
   Change in unrealized gain (loss)          2,257          (2,330)             26             (16)             92             (52)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                  7,858          (5,034)             30             (11)            124             (37)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    24,581          19,305             190             244             599             839
   Withdrawals                              (9,499)         (1,020)             --              --              --              --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                            (66)            (46)             (5)             (6)            (22)            (22)
   Transfers                               (18,744)         19,436              --              --              --              --
   Other transfers from (to) the
     General Account                           (77)         12,384              --              --              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           (3,805)         50,059             185             238             577             817
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                  4,053          45,025             215             227             701             780

NET ASSETS:
   Beginning of year                        45,074              49             320              93           1,000             220
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $      49,127   $      45,074   $         535   $         320   $       1,701   $       1,000
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        FIDELITY VIP FREEDOM 2015       FIDELITY VIP FREEDOM 2020       FIDELITY VIP FREEDOM 2025
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                             SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012            2011            2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         452   $         (34)  $       3,849   $       5,537   $         336   $         464
   Net realized gain (loss)                  2,267            (315)          7,889           1,445           1,044             198
   Change in unrealized gain (loss)          8,824          (2,672)         42,825         (12,754)          8,083          (4,308)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 11,543          (3,021)         54,563          (5,772)          9,463          (3,646)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    45,017          16,542          37,701          53,944          25,466          26,108
   Withdrawals                                  --              --         (24,989)             --          (3,121)             --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (120)           (102)           (171)           (195)           (229)           (129)
   Transfers                                    --         (24,972)             (2)          7,224          (2,516)          9,308
   Other transfers from (to) the
     General Account                             1          11,979          30,907         253,934             703           4,681
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           44,898           3,447          43,446         314,907          20,303          39,968
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 56,441             426          98,009         309,135          29,766          36,322

NET ASSETS:
   Beginning of year                        75,625          75,199         441,004         131,869          62,440          26,118
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     132,066   $      75,625   $     539,013   $     441,004   $      92,206   $      62,440
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP FREEDOM 2030       FIDELITY VIP FREEDOM 2035       FIDELITY VIP FREEDOM 2040
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                             SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                          2012            2011            2012            2011            2012           2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       1,143   $         335   $       1,105   $         504   $         559   $         301
   Net realized gain (loss)                  2,422           5,008             858             349             357              32
   Change in unrealized gain (loss)         19,408         (15,487)         19,851          (8,987)          6,300          (2,613)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
      assets from operations                22,973         (10,144)         21,814          (8,134)          7,216          (2,280)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    35,139          44,578          36,871          41,331          35,840          24,117
   Withdrawals                                  --          (7,115)           (659)             --          (1,761)             --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (256)           (308)           (250)           (182)           (325)           (202)
   Transfers                                (2,044)        (40,924)          6,074           5,459          (1,205)          2,282
   Other transfers from (to) the
      General Account                        5,359           2,925             401             439             605             571
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
      assets from contract
      transactions                          38,198            (844)         42,437          47,047          33,154          26,768
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
      assets                                61,171         (10,988)         64,251          38,913          40,370          24,488

NET ASSETS:
   Beginning of year                       146,334         157,322         131,405          92,492          37,392          12,904
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     207,505   $     146,334   $     195,656   $     131,405   $      77,762   $      37,392
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FIDELITY VIP FREEDOM 2045       FIDELITY VIP FREEDOM 2050      FIDELITY VIP FREEDOM INCOME
                                               PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                             SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                          2012            2011            2012            2011            2012           2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss)      $         (23)  $         203   $         235   $          83   $           2   $          --
   Net realized gain (loss)                  1,788             106           2,091           1,510               2              --
   Change in unrealized gain (loss)          1,998          (1,109)            389          (2,504)             --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                  3,763            (800)          2,715            (911)              4              --
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    14,049          18,051           9,066           5,173             215              --
   Withdrawals                             (15,061)             --              --              --              --              --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (209)           (134)           (237)           (112)             (7)             --
   Transfers                                    --            (472)             (3)             (4)             --              --
   Other transfers from (to) the
     General Account                           (89)             59             949             945              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           (1,310)         17,504           9,775           6,002             208              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                  2,453          16,704          12,490           5,091             212              --

NET ASSETS:
   Beginning of year                        19,425           2,721          14,136           9,045              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $      21,878   $      19,425   $      26,626   $      14,136   $         212   $          --
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          FIDELITY VIP GROWTH            FIDELITY VIP INDEX 500           FIDELITY VIP MID CAP
                                        OPPORTUNITIES PORTFOLIO                PORTFOLIO                       PORTFOLIO
                                             SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $     (13,182)  $     (10,095)  $       1,076   $          65   $      (2,984)  $      (4,050)
   Net realized gain (loss)                 30,880         (14,799)          1,624           6,164          35,172          (6,357)
   Change in unrealized gain (loss)        125,764         (42,802)          5,658             134           3,925         (33,282)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                143,462         (67,696)          8,358           6,363          36,113         (43,689)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    78,962         129,798          88,263          17,349         106,643         147,881
   Withdrawals                             (19,695)           (191)             --              --          (9,359)           (373)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (981)           (476)           (150)            (71)           (393)           (270)
   Transfers                              (121,717)        727,289          23,063           5,925          33,074        (190,545)
   Other transfers from (to) the
     General Account                        62,823          38,081               4           1,318          42,980          48,962
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                             (608)        894,501         111,180          24,521         172,945           5,655
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                142,854         826,805         119,538          30,884         209,058         (38,034)

NET ASSETS:
   Beginning of year                       851,281          24,476          31,102             218         240,156         278,190
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     994,135   $     851,281   $     150,640   $      31,102   $     449,214   $     240,156
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         FIDELITY VIP OVERSEAS       FIDELITY VIP STRATEGIC INCOME      FT VIP FRANKLIN INCOME
                                               PORTFOLIO                       PORTFOLIO                    SECURITIES FUND
                                             SERVICE CLASS 2                 SERVICE CLASS 2                    CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $          63   $      (1,207)  $      15,106   $      13,791   $     106,042   $      56,931
   Net realized gain (loss)                      2          31,578          14,019           7,316           5,465           3,667
   Change in unrealized gain (loss)          2,144          (8,973)         22,727         (22,231)        132,721         (42,638)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                  2,209          21,398          51,852          (1,124)        244,228          17,960
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     3,491           9,326          59,906          94,113         403,931         369,218
   Withdrawals                                (548)             --          (3,069)         (4,646)        (53,713)        (41,765)
   Contract benefits                            --              --              --              --          (4,452)             --
   Contract charges                            (41)            (25)           (222)           (133)           (706)           (787)
   Transfers                                  (630)       (562,383)         46,051         182,666          71,334           7,756
   Other transfers from (to) the
     General Account                           425             478         231,783         161,343         258,829         613,822
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                            2,697        (552,604)        334,449         433,343         675,223         948,244
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                  4,906        (531,206)        386,301         432,219         919,451         966,204

NET ASSETS:
   Beginning of year                        10,515         541,721         456,328          24,109       1,993,475       1,027,271
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $      15,421   $      10,515   $     842,629   $     456,328   $   2,912,926   $   1,993,475
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FT VIP FRANKLIN SMALL CAP         FT VIP MUTUAL GLOBAL             FT VIP MUTUAL SHARES
                                                VALUE                         DISCOVERY                       SECURITIES
                                            SECURITIES FUND                 SECURITIES FUND                      FUND
                                                CLASS 2                         CLASS 2                         CLASS 2
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (3,021)  $      (2,702)  $       8,998   $       5,421   $       1,446   $       1,172
   Net realized gain (loss)                  2,635          13,276          38,085          16,399           2,618          (3,026)
   Change in unrealized gain (loss)         68,162         (24,254)         28,023         (51,826)         18,323         (11,929)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 67,776         (13,680)         75,106         (30,006)         22,387         (13,783)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    35,045         115,623          97,757         168,131          25,826          54,414
   Withdrawals                             (25,780)         (6,942)        (36,129)         (5,699)         (2,530)         (1,102)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (236)           (209)           (666)           (823)           (192)           (274)
   Transfers                                28,579         (34,294)        (17,207)        (19,215)        (26,438)        (39,177)
   Other transfers from (to) the
     General Account                           755          70,253           2,933         137,081          13,851           8,682
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           38,363         144,431          46,688         279,475          10,517          22,543
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                106,139         130,751         121,794         249,469          32,904           8,760

NET ASSETS:
   Beginning of year                       392,658         261,907         616,857         367,388         184,233         175,473
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     498,797   $     392,658   $     738,651   $     616,857   $     217,137   $     184,233
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        FT VIP TEMPLETON GROWTH          GOLDMAN SACHS BALANCED       GOLDMAN SACHS EQUITY GROWTH
                                            SECURITIES FUND                STRATEGY PORTFOLIO               STRATEGY PORTFOLIO
                                                CLASS 2                         CLASS A                         CLASS A
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         533   $          (5)  $      11,935   $       1,320   $       1,843   $       2,082
   Net realized gain (loss)                 (2,144)            697           4,361          (4,023)            542           1,480
   Change in unrealized gain (loss)         26,407         (13,703)         54,226         (37,392)         33,036         (24,320)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 24,796         (13,011)         70,522         (40,095)         35,421         (20,758)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    14,761          23,782         118,406         169,834          54,299          48,318
   Withdrawals                                (347)           (271)         (9,700)        (13,835)         (5,140)         (1,137)
   Contract benefits                            --              --         (55,128)             --              --              --
   Contract charges                            (61)            (60)         (1,205)         (1,346)           (681)           (656)
   Transfers                                14,555          (2,375)         57,501         (61,381)           (107)        (11,533)
   Other transfers from (to) the
     General Account                         8,244          29,312           2,210           8,002             336              (3)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           37,152          50,388         112,084         101,274          48,707          34,989
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 61,948          37,377         182,606          61,179          84,128          14,231

NET ASSETS:
   Beginning of year                       128,055          90,678         762,806         701,627         206,616         192,385
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     190,003   $     128,055   $     945,412   $     762,806   $     290,744   $     206,616
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS GROWTH AND          GOLDMAN SACHS GROWTH         GOLDMAN SACHS INTERNATIONAL
                                       INCOME STRATEGY PORTFOLIO          STRATEGY PORTFOLIO          REAL ESTATE SECURITIES FUND
                                                CLASS A                         CLASS A                        CLASS A
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      11,454   $       5,765   $       7,908   $       6,179   $      19,537   $         628
   Net realized gain (loss)                 14,744           2,184           1,526           7,577           1,597           1,149
   Change in unrealized gain (loss)         80,149         (59,514)         87,478         (69,702)         14,415         (11,483)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                106,347         (51,565)         96,912         (55,946)         35,549          (9,706)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                   150,620         189,275         114,879          89,999           6,960           8,798
   Withdrawals                             (50,491)         (2,124)        (14,086)        (27,521)             --            (628)
   Contract benefits                       (59,859)             --              --              --             (17)             --
   Contract charges                         (2,208)         (2,038)           (962)         (1,022)            (96)            (96)
   Transfers                               (20,616)        (43,199)         (4,103)        (40,593)        166,530          (8,814)
   Other transfers from (to) the
     General Account                         5,645           5,903             (80)             38             116              63
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           23,091         147,817          95,648          20,901         173,493            (677)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                129,438          96,252         192,560         (35,045)        209,042         (10,383)

NET ASSETS:
   Beginning of year                       959,457         863,205         725,952         760,997          39,897          50,280
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   1,088,895   $     959,457   $     918,512   $     725,952   $     248,939   $      39,897
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS REAL ESTATE        GOLDMAN SACHS TECHNOLOGY     GOLDMAN SACHS VIT CORE FIXED
                                            SECURITIES FUND                 TOLLKEEPER FUND                   INCOME FUND
                                               CLASS A                          CLASS A                     SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         (72)  $         (14)  $      (6,681)  $     (12,697)  $       8,726   $       5,150
   Net realized gain (loss)                    203           2,906           2,710          56,112           3,846           1,284
   Change in unrealized gain (loss)          8,302            (203)         64,282        (159,861)         39,605          21,325
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                  8,433           2,689          60,311        (116,446)         52,177          27,759
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    22,377          21,277          74,209          77,382          51,557         343,137
   Withdrawals                                (425)           (787)         (2,865)         (5,071)        (40,881)         (9,033)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (113)           (102)           (222)           (201)           (238)           (140)
   Transfers                                29,552         (18,896)        149,648      (1,048,805)        118,216         120,581
   Other transfers from (to) the
     General Account                         5,794           1,232           7,090           3,875          46,215          27,828
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           57,185           2,724         227,860        (972,820)        174,869         482,373
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 65,618           5,413         288,171      (1,089,266)        227,046         510,132

NET ASSETS:
   Beginning of year                        44,712          39,299         316,881       1,406,147         872,290         362,158
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     110,330   $      44,712   $     605,052   $     316,881   $   1,099,336   $     872,290
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT EQUITY        GOLDMAN SACHS VIT GLOBAL      GOLDMAN SACHS VIT GOVERNMENT
                                               INDEX FUND                MARKETS NAVIGATOR FUND                INCOME FUND
                                             SERVICE SHARES                SERVICE SHARES (c)                SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $         737   $        (614)  $         (49)  $          --   $     (10,788)  $      (5,097)
   Net realized gain (loss)                  1,533           5,172              83              --          52,642          64,277
   Change in unrealized gain (loss)         15,181         (10,878)            887              --         (19,205)         (4,947)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 17,451          (6,320)            921              --          22,649          54,233
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    30,823          41,842             725              --         259,676         284,998
   Withdrawals                                (924)         (6,581)             --              --         (31,264)       (305,425)
   Contract benefits                            --              --              --              --              --        (253,418)
   Contract charges                           (134)           (135)             (5)             --            (462)           (447)
   Transfers                               (10,752)         (6,989)         23,028              --        (259,100)         77,479
   Other transfers from (to) the
     General Account                         1,779           1,163              --              --           6,576         700,990
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           20,792          29,300          23,748              --         (24,574)        504,177
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 38,243          22,980          24,669              --          (1,925)        558,410

NET ASSETS:
   Beginning of year                       113,275          90,295              --              --       1,446,647         888,237
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     151,518   $     113,275   $      24,669   $          --   $   1,444,722   $   1,446,647
                                     =============   =============   =============   =============   =============   =============

(c) Investment addition.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT GROWTH      GOLDMAN SACHS VIT LARGE CAP      GOLDMAN SACHS VIT MID CAP
                                           OPPORTUNITIES FUND                  VALUE FUND                      VALUE FUND
                                             SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (3,117)  $      (2,961)  $        (106)  $        (407)  $          (7)  $        (177)
   Net realized gain (loss)                 21,675           9,530           3,918           2,412              50            (683)
   Change in unrealized gain (loss)         15,329         (24,715)          8,913         (11,749)            120             (49)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 33,887         (18,146)         12,725          (9,744)            163            (909)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    20,320          26,168           6,649          11,475             913             589
   Withdrawals                                (770)         (9,603)         (4,183)         (2,541)           (705)             --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (156)           (203)            (42)            (60)            (13)             (8)
   Transfers                                19,067         (38,193)         (7,640)        (25,683)             46             873
   Other transfers from (to) the
     General Account                        12,239          41,031             392             393              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           50,700          19,200          (4,824)        (16,416)            241           1,454
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 84,587           1,054           7,901         (26,160)            404             545

NET ASSETS:
   Beginning of year                       176,919         175,865          76,038         102,198             739             194
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     261,506   $     176,919   $      83,939   $      76,038   $       1,143   $         739
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT MONEY       GOLDMAN SACHS VIT STRATEGIC     GOLDMAN SACHS VIT STRATEGIC
                                              MARKET FUND                     GROWTH FUND              INTERNATIONAL EQUITY FUND
                                             SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $    (125,391)  $     (94,785)  $      (1,649)  $      (1,992)  $         290   $       1,906
   Net realized gain (loss)                     --              --           9,109           3,209          (2,228)          5,415
   Change in unrealized gain (loss)             --              --          20,954          (9,373)         17,668         (25,429)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations               (125,391)        (94,785)         28,414          (8,156)         15,730         (18,108)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                 1,780,895       2,088,869          24,606          26,787          17,299          25,482
   Withdrawals                            (482,466)     (1,201,440)        (21,458)         (5,561)        (19,363)         (8,315)
   Contract benefits                            --              --              --              --             (16)             --
   Contract charges                         (1,350)         (1,187)           (137)           (165)            (68)            (97)
   Transfers                              (897,592)      1,898,541         (21,527)        (14,079)        (12,861)        (33,533)
   Other transfers from (to) the
     General Account                       321,102         713,895             307             703              (1)          8,580
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                          720,589       3,498,678         (18,209)          7,685         (15,010)         (7,883)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                595,198       3,403,893          10,205            (471)            720         (25,991)

NET ASSETS:
   Beginning of year                     8,171,350       4,767,457         160,305         160,776          99,452         125,443
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $   8,766,548   $   8,171,350   $     170,510   $     160,305   $     100,172   $      99,452
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      GOLDMAN SACHS VIT STRUCTURED    GOLDMAN SACHS VIT STRUCTURED
                                          SMALL CAP EQUITY FUND             U.S. EQUITY FUND         INVESCO V.I. CORE EQUITY FUND
                                             SERVICE SHARES                  SERVICE SHARES                SERIES II SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $        (701)  $      (2,697)  $          72   $         (51)  $      (1,154)  $      (1,486)
   Net realized gain (loss)                  1,804          69,483             177           2,699           6,644           2,167
   Change in unrealized gain (loss)          8,634         (43,524)          1,487          (1,806)         17,451          (5,661)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                  9,737          23,262           1,736             842          22,941          (4,980)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    53,226          17,111           4,761           3,687          22,128          24,787
   Withdrawals                             (16,914)         (8,322)         (1,100)         (4,100)         (2,695)         (6,085)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                            (29)            (99)            (57)            (64)            (82)            (89)
   Transfers                                (2,909)       (634,493)             --         (19,334)        (19,979)         (8,778)
   Other transfers from (to) the
     General Account                           359           8,029           2,048           4,374             195             228
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           33,733        (617,774)          5,652         (15,437)           (433)         10,063
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 43,470        (594,512)          7,388         (14,595)         22,508           5,083

NET ASSETS:
   Beginning of year                        93,577         688,089          11,505          26,100         208,740         203,657
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     137,047   $      93,577   $      18,893   $      11,505   $     231,248   $     208,740
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      INVESCO V.I. GLOBAL HEALTH                                        INVESCO VAN KAMPEN V.I.
                                              CARE FUND                INVESCO V.I. LEISURE FUND        AMERICAN FRANCHISE FUND
                                           SERIES II SHARES              SERIES II SHARES (b)           SERIES II SHARES (a) (b)
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (1,947)  $        (460)  $         (45)  $         (35)  $         (63)  $          --
   Net realized gain (loss)                 11,750            (503)          1,534               5            (858)             --
   Change in unrealized gain (loss)         13,029          (1,079)           (145)           (217)           (123)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 22,832          (2,042)          1,344            (247)         (1,044)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     8,513           2,335             504           1,740           1,282              --
   Withdrawals                              (5,251)            (86)             --              --            (384)             --
   Contract benefits                            --              --              --              --              --              --
   Contract charges                            (65)            (36)             (5)            (15)            (17)             --
   Transfers                               (34,514)        106,819          (6,364)             --           6,904              --
   Other transfers from (to) the
     General Account                        13,740              --              --              --              (1)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                          (17,577)        109,032          (5,865)          1,725           7,784              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                  5,255         106,990          (4,521)          1,478           6,740              --

NET ASSETS:
   Beginning of year                       107,129             139           4,521           3,043              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     112,384   $     107,129   $          --   $       4,521   $       6,740   $          --
                                     =============   =============   =============   =============   =============   =============

(a)  Name change.  See Note 1.
(b)  Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      JANUS ASPEN PERKINS MID CAP
                                        JANUS ASPEN ENTERPRISE        JANUS ASPEN FORTY PORTFOLIO          VALUE PORTFOLIO
                                       PORTFOLIO SERVICE SHARES             SERVICE SHARES                 SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (3,098)  $      (2,582)  $      (3,391)  $      (4,021)  $      (3,700)  $      (4,148)
   Net realized gain (loss)                  3,391           7,150          20,343           4,937          48,237           9,679
   Change in unrealized gain (loss)         28,429         (14,409)         55,416         (34,913)          7,349         (42,775)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 28,722          (9,841)         72,368         (33,997)         51,886         (37,244)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    21,799          56,593          69,048          85,488          55,461         148,876
   Withdrawals                              (2,645)         (5,443)        (16,301)        (11,400)        (44,819)        (17,643)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (180)           (166)           (180)           (485)           (284)           (383)
   Transfers                                (6,766)        (14,053)        271,446         (95,091)         21,654         (68,129)
   Other transfers from (to) the
     General Account                           507           8,497           1,301           9,567          18,483         100,970
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           12,715          45,428         325,314         (11,921)         50,495         163,691
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 41,437          35,587         397,682         (45,918)        102,381         126,447

NET ASSETS:
   Beginning of year                       185,988         150,401         311,886         357,804         561,647         435,200
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     227,425   $     185,988   $     709,568   $     311,886   $     664,028   $     561,647
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      MFS(R) NEW DISCOVERY SERIES       MFS(R) UTILITIES SERIES      OPPENHEIMER BALANCED FUND/VA
                                             SERVICE CLASS                   SERVICE CLASS                   SERVICE SHARES
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (1,049)  $        (795)  $      19,781   $       2,751   $        (866)  $       1,733
   Net realized gain (loss)                  6,329          (3,520)          6,417             (81)          1,308           4,927
   Change in unrealized gain (loss)          7,018         (11,782)          9,966              89          39,973         (12,287)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 12,298         (16,097)         36,164           2,759          40,415          (5,627)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     9,063           8,177          19,113          44,369          49,148          67,843
   Withdrawals                              (3,551)         (2,092)           (672)           (409)         (6,108)        (15,340)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                            (58)            (44)           (137)            (82)           (697)           (596)
   Transfers                               (25,276)         37,150        (165,557)        213,016          (6,380)        (16,071)
   Other transfers from (to) the
     General Account                         3,797          25,057           2,378          51,431           8,158          25,739
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                          (16,025)         68,248        (144,875)        308,325          44,121          61,575
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 (3,727)         52,151        (108,711)        311,084          84,536          55,948

NET ASSETS:
   Beginning of year                        63,059          10,908         315,310           4,226         358,232         302,284
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $      59,332   $      63,059   $     206,599   $     315,310   $     442,768   $     358,232
                                     =============   =============   =============   =============   =============   =============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                     OPPENHEIMER GLOBAL SECURITIES   OPPENHEIMER GLOBAL STRATEGIC       OPPENHEIMER HIGH INCOME
                                                FUND/VA                     INCOME FUND/VA                      FUND/VA
                                             SERVICE SHARES                SERVICE SHARES (b)              SERVICE SHARES (b)
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $       2,849   $      (2,747)  $      30,061   $       7,397   $      24,514   $        (941)
   Net realized gain (loss)                  2,435          17,732          10,587          57,397         (19,573)         (2,393)
   Change in unrealized gain (loss)        101,315        (107,581)         54,240         (61,542)          6,441          (6,617)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                106,599         (92,596)         94,888           3,252          11,382          (9,951)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    77,967         142,219          66,206         139,976           2,852          31,057
   Withdrawals                             (22,463)        (16,221)        (38,429)        (18,256)             --            (260)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (410)           (447)           (458)           (463)            (20)            (13)
   Transfers                                (3,330)       (217,921)        764,206        (788,862)       (124,836)         (2,536)
   Other transfers from (to) the
     General Account                         8,448          45,565           7,156          46,447           2,904          83,954
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           60,212         (46,805)        798,681        (621,158)       (119,100)        112,202
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                166,811        (139,401)        893,569        (617,906)       (107,718)        102,251

NET ASSETS:
   Beginning of year                       546,302         685,703         648,724       1,266,630         107,718           5,467
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     713,113   $     546,302   $   1,542,293   $     648,724   $          --   $     107,718
                                     =============   =============   =============   =============   =============   =============

(b) Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         OPPENHEIMER MAIN STREET      PIONEER EMERGING MARKETS VCT   PIONEER FUNDAMENTAL VALUE VCT
                                      SMALL- & MID-CAP FUND(R)/VA             PORTFOLIO                       PORTFOLIO
                                             SERVICE SHARES                    CLASS II                      CLASS II (a)
                                     -----------------------------   -----------------------------   -----------------------------
                                         2012             2011           2012            2011            2012            2011
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)      $      (1,730)  $      (1,165)  $      (8,169)  $     (11,391)  $        (564)  $        (973)
   Net realized gain (loss)                  1,867           8,689          10,715           6,684           7,024             830
   Change in unrealized gain (loss)         19,414         (14,020)         55,913        (202,543)          8,261          (7,900)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from operations                 19,551          (6,496)         58,459        (207,250)         14,721          (8,043)
                                     -------------   -------------   -------------   -------------   -------------   -------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    30,258          39,421         117,149         157,268          41,955          47,716
   Withdrawals                              (6,988)         (5,430)        (39,216)         (6,485)        (25,798)         (5,051)
   Contract benefits                            --              --              --              --              --              --
   Contract charges                           (227)           (257)           (490)           (502)            (78)           (162)
   Transfers                                40,606         (41,846)        (14,273)       (258,042)        (31,825)           (649)
   Other transfers from (to) the
     General Account                         2,214           4,459           5,439          16,465             177             197
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets from contract
     transactions                           65,863          (3,653)         68,609         (91,296)        (15,569)         42,051
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net
     assets                                 85,414         (10,149)        127,068        (298,546)           (848)         34,008

NET ASSETS:
   Beginning of year                       106,861         117,010         580,387         878,933         172,021         138,013
                                     -------------   -------------   -------------   -------------   -------------   -------------
   End of year                       $     192,275   $     106,861   $     707,455   $     580,387   $     171,173   $     172,021
                                     =============   =============   =============   =============   =============   =============

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                           PIONEER GROWTH OPPORTUNITIES VCT      PIONEER MID CAP VALUE VCT
                                                                     PORTFOLIO                           PORTFOLIO
                                                                      CLASS I                            CLASS II
                                                          ---------------------------------   ---------------------------------
                                                               2012              2011              2012             2011
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income (loss)                           $        (6,827)  $        (6,945)  $        (1,354)  $        (1,586)
   Net realized gain (loss)                                        12,601             9,937               360              (805)
   Change in unrealized gain (loss)                                18,099           (22,043)           19,313           (17,873)
                                                          ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in net assets from operations           23,873           (19,051)           18,319           (20,264)
                                                          ---------------   ---------------   ---------------   ---------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                                           53,787            63,108            31,431            51,766
   Withdrawals                                                    (11,667)          (18,018)           (8,133)          (15,625)
   Contract benefits                                                   --                --                --                --
   Contract charges                                                  (279)             (288)             (112)             (137)
   Transfers                                                      (48,144)          (37,495)          (18,076)            9,556
   Other transfers from (to) the General Account                    5,235             1,488               399             6,380
                                                          ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in net assets from contract
     transactions                                                  (1,068)            8,795             5,509            51,940
                                                          ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in net assets                           22,805           (10,256)           23,828            31,676

NET ASSETS:
   Beginning of year                                              454,720           464,976           211,945           180,269
                                                          ---------------   ---------------   ---------------   ---------------
   End of year                                            $       477,525   $       454,720   $       235,773   $       211,945
                                                          ===============   ===============   ===============   ===============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Annuity Separate Account A (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Sixty-three Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE                    NEW NAME                                              OLD NAME
----                    --------                                              --------
April 30, 2012          Invesco Van Kampen V.I. American Franchise Fund       Invesco Van Kampen V.I. Capital Growth Fund
                         Series II Shares                                      Series II Shares
June 30, 2012           Pioneer Fundamental Value VCT Portfolio Class II      Pioneer Cullen Value VCT Portfolio Class II

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 1 - ORGANIZATION (CONTINUED)

     The following Underlying Funds were merged as indicated:

DATE               SURVIVING FUND                                 CLOSED FUND
----               --------------                                 -----------
April  27, 2012    Invesco Van Kampen V.I. Capital Growth Fund    Invesco V.I. Leisure Fund Series II Shares
                     Series II Shares

October 26, 2012   Oppenheimer Global Strategic Income Fund/VA    Oppenheimer High Income Fund/VA Service Shares
                     Service Shares

     An additional investment option was made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following underlying fund:

DATE             NEW INVESTMENT
----             --------------
May 22, 2012     Goldman Sachs VIT Global Markets Navigator Fund Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

   Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

   Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

   Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2012.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When contract value has been allocated to more than one investment option, the Contract fee is deducted from the Purchase Payments and related earnings in the chronological order in which they were received. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

                                                       COMMONWEALTH
                                                          ANNUITY                          COMMONWEALTH
                                      COMMONWEALTH     ADVANTAGE IV       COMMONWEALTH   ANNUITY PREFERRED
                                        ANNUITY       WITH OPTIONAL    ANNUITY PREFERRED     PLUS WITH       COMMONWEALTH
                                      ADVANTAGE IV       RIDER(S)             PLUS       OPTIONAL RIDER(S)  ANNUITY HORIZON
                                     --------------- ----------------- ----------------- ----------------- -----------------
Annual Contract Fee                  $            30   $            30   $            30   $            30   $            30

Separate Account Annual Expenses
  Mortality and Expense Risk                    1.15%             1.15%             1.35%             1.35%             0.60%
  Administrative Expenses                       0.15%             0.15%             0.15%             0.15%             0.15%
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Total Separate Account Annual
  Expense without optional riders               1.30%             1.30%             1.50%             1.50%             0.75%
                                     ===============   ===============   ===============   ===============   ===============

Sub-Account Rider Charges:
  Optional Step-Up Death Benefit
    Charge                                       N/A              0.20%              N/A              0.20%              N/A
  No Withdrawal Charge Rider                     N/A              0.35%              N/A               N/A               N/A

Contract Rider Charges:
  Guaranteed Lifetime Withdrawal
   Benefit ("GLWB") Rider:
     Maximum Charge:                            1.00%             1.00%             1.00%             1.00%              N/A
     Current Charge:                            0.50%             0.50%             0.50%             0.50%              N/A

  GLWB Plus for Two
     Maximum Charge:                            1.50%             1.50%             1.50%             1.50%              N/A
     Current Charge:                            0.75%             0.75%             0.75%             0.75%              N/A

                                          WHEN CHARGE IS DEDUCTED                            HOW DEDUCTED
                                          -----------------------                            ------------
Annual Contract Fee                  Annually, and upon full surrender       Charged against individual contracts
                                     of the contract
Mortality and Expense Risk Charge    Daily                                   Deducted from Sub-Accounts as a reduction in Unit
                                                                               Fair Value
Administrative Charge                Daily                                   Deducted from Sub-Accounts as a reduction in Unit
                                                                               Fair Value
Sub-Account Rider Charges            Daily                                   Deducted from Sub-Accounts as a reduction in Unit
                                                                               Fair Value
Contract Rider Charges               Monthly                                 Charged against individual contracts

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract Owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total Purchase Payments (not including Purchase Payment Bonuses) made under the Contract.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT").

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

During the year ended December 31, 2012, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the GST funds and the Goldman Sachs VIT funds.

     The GST and the Goldman Sachs VIT funds' advisory agreement provided for each fund to pay a fee equal to an annual rate ranging from 0.34% to 1.52% for the GST funds and 0.22% to 0.98% for the Goldman Sachs VIT funds of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate of 0.25% to 0.31% for the GST funds and 0.13% to 0.26% for the Goldman Sachs VIT funds of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
  Issuance of Units                                                  313,023          509,074
  Redemption of Units                                               (386,254)         (39,257)
                                                               -------------    -------------
    Net increase (decrease)                                          (73,231)         469,817
                                                               =============    =============

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
  Issuance of Units                                                   58,733          108,817
  Redemption of Units                                                (26,075)        (107,021)
                                                               -------------    -------------
    Net increase (decrease)                                           32,658            1,796
                                                               =============    =============

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
  Issuance of Units                                                  220,036          780,157
  Redemption of Units                                               (114,010)        (838,054)
                                                               -------------    -------------
    Net increase (decrease)                                          106,026          (57,897)
                                                               =============    =============

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
  Issuance of Units                                                  112,840          378,509
  Redemption of Units                                                (25,133)        (329,632)
                                                               -------------    -------------
    Net increase (decrease)                                           87,707           48,877
                                                               =============    =============

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                  391,244          896,779
  Redemption of Units                                               (157,881)        (509,829)
                                                               -------------    -------------
    Net increase (decrease)                                          233,363          386,950
                                                               =============    =============

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                    7,721           36,102
  Redemption of Units                                                 (2,282)         (23,519)
                                                               -------------    -------------
    Net increase (decrease)                                            5,439           12,583
                                                               =============    =============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   61,061          102,647
  Redemption of Units                                                (63,541)         (59,250)
                                                               -------------    -------------
    Net increase (decrease)                                           (2,480)          43,397
                                                               =============    =============

FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                      175              227
  Redemption of Units                                                     (6)              (6)
                                                               -------------    -------------
    Net increase (decrease)                                              169              221
                                                               =============    =============

FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                      543              773
  Redemption of Units                                                    (20)             (21)
                                                               -------------    -------------
    Net increase (decrease)                                              523              752
                                                               =============    =============

FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   42,684           83,045
  Redemption of Units                                                   (109)         (81,224)
                                                               -------------    -------------
    Net increase (decrease)                                           42,575            1,821
                                                               =============    =============

FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   61,844          333,410
  Redemption of Units                                                (22,415)         (34,753)
                                                               -------------    -------------
    Net increase (decrease)                                           39,429          298,657
                                                               =============    =============

FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   23,799           37,065
  Redemption of Units                                                 (5,394)            (981)
                                                               -------------    -------------
    Net increase (decrease)                                           18,405           36,084
                                                               =============    =============

FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   41,460           80,706
  Redemption of Units                                                 (6,022)         (84,866)
                                                               -------------    -------------
    Net increase (decrease)                                           35,438           (4,160)
                                                               =============    =============

FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   39,474           44,861
  Redemption of Units                                                 (1,349)          (1,540)
                                                               -------------    -------------
    Net increase (decrease)                                           38,125           43,321
                                                               =============    =============

FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   32,563           25,300
  Redemption of Units                                                 (3,001)            (572)
                                                               -------------    -------------
    Net increase (decrease)                                           29,562           24,728
                                                               =============    =============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                   13,028           17,831
  Redemption of Units                                                (13,505)          (1,233)
                                                               -------------    -------------
    Net increase (decrease)                                             (477)          16,598
                                                               =============    =============

FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                    9,743            8,451
  Redemption of Units                                                 (1,010)          (2,869)
                                                               -------------    -------------
    Net increase (decrease)                                            8,733            5,582
                                                               =============    =============

FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                      202               --
  Redemption of Units                                                     (5)              --
                                                               -------------    -------------
    Net increase (decrease)                                              197               --
                                                               =============    =============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                  330,733        1,303,905
  Redemption of Units                                               (336,289)        (565,554)
                                                               -------------    -------------
    Net increase (decrease)                                           (5,556)         738,351
                                                               =============    =============

FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                  118,408          238,060
  Redemption of Units                                                (23,430)        (209,016)
                                                               -------------    -------------
    Net increase (decrease)                                           94,978           29,044
                                                               =============    =============

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                  177,448          286,012
  Redemption of Units                                                (19,917)        (291,968)
                                                               -------------    -------------
    Net increase (decrease)                                          157,531           (5,956)
                                                               =============    =============

FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                    3,996           15,166
  Redemption of Units                                                 (1,286)        (484,995)
                                                               -------------    -------------
    Net increase (decrease)                                            2,710         (469,829)
                                                               =============    =============

FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
  Issuance of Units                                                  610,719          823,975
  Redemption of Units                                               (314,413)        (423,424)
                                                               -------------    -------------
    Net increase (decrease)                                          296,306          400,551
                                                               =============    =============

FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
  Issuance of Units                                                  752,310        1,171,417
  Redemption of Units                                               (144,283)        (249,000)
                                                               -------------    -------------
    Net increase (decrease)                                          608,027          922,417
                                                               =============    =============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2

  Issuance of Units                                                   69,886          303,143
  Redemption of Units                                                (33,125)        (151,296)
                                                               -------------    -------------
    Net increase (decrease)                                           36,761          151,847
                                                               =============    =============

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
  Issuance of Units                                                  156,635          450,419
  Redemption of Units                                               (109,323)        (164,129)
                                                               -------------    -------------
    Net increase (decrease)                                           47,312          286,290
                                                               =============    =============

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
  Issuance of Units                                                   45,516          135,590
  Redemption of Units                                                (34,829)        (119,780)
                                                               -------------    -------------
    Net increase (decrease)                                           10,687           15,810
                                                               =============    =============

FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
  Issuance of Units                                                   70,567           74,484
  Redemption of Units                                                (26,429)         (11,565)
                                                               -------------    -------------
    Net increase (decrease)                                           44,138           62,919
                                                               =============    =============

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                  221,671          576,859
  Redemption of Units                                               (111,258)        (491,840)
                                                               -------------    -------------
    Net increase (decrease)                                          110,413           85,019
                                                               =============    =============

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                   69,098           71,024
  Redemption of Units                                                 (7,588)         (28,801)
                                                               -------------    -------------
    Net increase (decrease)                                           61,510           42,223
                                                               =============    =============

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A

  Issuance of Units                                                  172,158          233,001
  Redemption of Units                                               (147,255)         (74,384)
                                                               -------------    -------------
    Net increase (decrease)                                           24,903          158,617
                                                               =============    =============

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
  Issuance of Units                                                  152,743          129,667
  Redemption of Units                                                (40,242)        (102,403)
                                                               -------------    -------------
    Net increase (decrease)                                          112,501           27,264
                                                               =============    =============

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
  CLASS A
  Issuance of Units                                                  370,704           17,855
  Redemption of Units                                               (108,735)         (17,967)
                                                               -------------    -------------
    Net increase (decrease)                                          261,969             (112)
                                                               =============    =============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
  Issuance of Units                                                   59,991           30,935
  Redemption of Units                                                 (2,216)         (28,591)
                                                               -------------    -------------
    Net increase (decrease)                                           57,775            2,344
                                                               =============    =============

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
  Issuance of Units                                                  252,847          331,270
  Redemption of Units                                                (73,311)      (1,158,710)
                                                               -------------    -------------
    Net increase (decrease)                                          179,536         (827,440)
                                                               =============    =============

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES

  Issuance of Units                                                  217,924          505,196
  Redemption of Units                                                (70,121)         (86,226)
                                                               -------------    -------------
    Net increase (decrease)                                          147,803          418,970
                                                               =============    =============

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
  Issuance of Units                                                   48,052          453,431
  Redemption of Units                                                (25,766)        (427,591)
                                                               -------------    -------------
    Net increase (decrease)                                           22,286           25,840
                                                               =============    =============

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE
  SHARES (c)
  Issuance of Units                                                   24,739               --
  Redemption of Units                                                 (1,194)              --
                                                               -------------    -------------
    Net increase (decrease)                                           23,545               --
                                                               =============    =============

 GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
  Issuance of Units                                                  527,642        2,082,696
  Redemption of Units                                               (543,528)      (1,654,018)
                                                               -------------    -------------
    Net increase (decrease)                                          (15,886)         428,678
                                                               =============    =============

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
  Issuance of Units                                                   47,471          110,966
  Redemption of Units                                                 (3,788)        (101,154)
                                                               -------------    -------------
    Net increase (decrease)                                           43,683            9,812
                                                               =============    =============

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
  Issuance of Units                                                   13,689           42,437
  Redemption of Units                                                (19,701)         (66,183)
                                                               -------------    -------------
    Net increase (decrease)                                           (6,012)         (23,746)
                                                               =============    =============

(c)  Investment addition.  See Note 1

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
  Issuance of Units                                                    1,205           36,720
  Redemption of Units                                                   (958)         (36,163)
                                                               -------------    -------------
    Net increase (decrease)                                              247              557
                                                               =============    =============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
  Issuance of Units                                                3,771,815        8,456,018
  Redemption of Units                                             (3,030,230)      (4,899,085)
                                                               -------------    -------------
    Net increase (decrease)                                          741,585        3,556,933
                                                               =============    =============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
  Issuance of Units                                                   40,856           48,862
  Redemption of Units                                                (59,113)         (42,504)
                                                               -------------    -------------
    Net increase (decrease)                                          (18,257)           6,358
                                                               =============    =============

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
  SERVICE SHARES
  Issuance of Units                                                   55,524          109,591
  Redemption of Units                                                (80,497)        (121,926)
                                                               -------------    -------------
    Net increase (decrease)                                          (24,973)         (12,335)
                                                               =============    =============

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
  SERVICE SHARES
  Issuance of Units                                                   61,278          171,210
  Redemption of Units                                                (30,106)        (780,277)
                                                               -------------    -------------
    Net increase (decrease)                                           31,172         (609,067)
                                                               =============    =============

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE
  SHARES
  Issuance of Units                                                    8,471           20,749
  Redemption of Units                                                 (2,012)         (39,424)
                                                               -------------    -------------
    Net increase (decrease)                                            6,459          (18,675)
                                                               =============    =============

INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
  Issuance of Units                                                   43,292           44,016
  Redemption of Units                                                (46,106)         (35,180)
                                                               -------------    -------------
    Net increase (decrease)                                           (2,814)           8,836
                                                               =============    =============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
  Issuance of Units                                                   91,505          196,560
  Redemption of Units                                               (103,712)         (93,607)
                                                               -------------    -------------
    Net increase (decrease)                                          (12,207)         102,953
                                                               =============    =============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
INVESCO V.I. LEISURE FUND SERIES II SHARES (b)
  Issuance of Units                                                   29,326            2,188
  Redemption of Units                                                (35,150)             (78)
                                                               -------------    -------------
    Net increase (decrease)                                           (5,824)           2,110
                                                               =============    =============

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND SERIES II
  SHARES (a)(b)
  Issuance of Units                                                   42,712               --
  Redemption of Units                                                (35,312)              --
                                                               -------------    -------------
    Net increase (decrease)                                            7,400               --
                                                               =============    =============

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
  Issuance of Units                                                   29,113          103,126
  Redemption of Units                                                (18,114)         (63,396)
                                                               -------------    -------------
    Net increase (decrease)                                           10,999           39,730
                                                               =============    =============

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
  Issuance of Units                                                  573,887          118,322
  Redemption of Units                                               (274,409)        (137,288)
                                                               -------------    -------------
    Net increase (decrease)                                          299,478          (18,966)
                                                               =============    =============

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE
  SHARES
  Issuance of Units                                                  173,647          384,621
  Redemption of Units                                               (127,847)        (241,175)
                                                               -------------    -------------
    Net increase (decrease)                                           45,800          143,446
                                                               =============    =============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
  Issuance of Units                                                   18,566          153,945
  Redemption of Units                                                (30,991)        (104,520)
                                                               -------------    -------------
    Net increase (decrease)                                          (12,425)          49,425
                                                               =============    =============

MFS(R) UTILITIES SERIES SERVICE CLASS
  Issuance of Units                                                   60,144          326,097
  Redemption of Units                                               (171,593)         (60,189)
                                                               -------------    -------------
    Net increase (decrease)                                         (111,449)         265,908
                                                               =============    =============

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
  Issuance of Units                                                   90,634          185,500
  Redemption of Units                                                (32,498)        (104,400)
                                                               -------------    -------------
    Net increase (decrease)                                           58,136           81,100
                                                               =============    =============

(a)  Name change.  See Note 1
(b)  Merger.  See Note 1

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------
                                                                   2012              2011
                                                               -------------    -------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
  Issuance of Units                                                  178,660          581,391
  Redemption of Units                                               (116,835)        (669,265)
                                                               -------------    -------------
    Net increase (decrease)                                           61,825          (87,874)
                                                               =============    =============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES (b)
  Issuance of Units                                                  727,007          246,372
  Redemption of Units                                                (95,722)        (774,784)
                                                               -------------    -------------
    Net increase (decrease)                                          631,285         (528,412)
                                                               =============    =============

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES (b)
  Issuance of Units                                                  194,350          208,124
  Redemption of Units                                               (298,983)        (108,625)
                                                               -------------    -------------
    Net increase (decrease)                                         (104,633)          99,499
                                                               =============    =============

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA SERVICE SHARES
  Issuance of Units                                                   88,003          101,930
  Redemption of Units                                                (23,767)        (108,192)
                                                               -------------    -------------
    Net increase (decrease)                                           64,236           (6,262)
                                                               =============    =============

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
  Issuance of Units                                                  238,960          355,652
  Redemption of Units                                               (150,005)        (472,398)
                                                               -------------    -------------
    Net increase (decrease)                                           88,955         (116,746)
                                                               =============    =============

PIONEER FUNDAMENTAL VALUE VCT PORTFOLIO CLASS II (a)
  Issuance of Units                                                   82,978           63,894
  Redemption of Units                                               (102,440)         (11,831)
                                                               -------------    -------------
    Net increase (decrease)                                          (19,462)          52,063
                                                               =============    =============

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
  Issuance of Units                                                   58,379           84,935
  Redemption of Units                                                (61,130)         (78,086)
                                                               -------------    -------------
    Net increase (decrease)                                           (2,751)           6,849
                                                               =============    =============

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
  Issuance of Units                                                   41,923          154,584
  Redemption of Units                                                (37,436)        (101,535)
                                                               -------------    -------------
    Net increase (decrease)                                            4,487           53,049
                                                               =============    =============

(a)  Name change.  See Note 1.
(b)  Merger.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2012 were as follows:

                     INVESTMENT PORTFOLIOS                               PURCHASES          SALES
                     ---------------------                               ---------          -----
AllianceBernstein VPS Intermediate Bond Portfolio Class B              $     451,387    $     483,927
AllianceBernstein VPS International Value Portfolio Class B                   31,120           14,829
AllianceBernstein VPS Small Cap Growth Portfolio Class B                     270,341          132,311
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                  116,997           22,429
Fidelity VIP Contrafund(R) Portfolio Service Class 2                         427,517          159,384
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2                   9,970            2,125
Fidelity VIP Equity-Income Portfolio Service Class 2                          67,408           67,743
Fidelity VIP Freedom 2005 Portfolio Service Class 2                              201               12
Fidelity VIP Freedom 2010 Portfolio Service Class 2                              649               41
Fidelity VIP Freedom 2015 Portfolio Service Class 2                           49,339            1,793
Fidelity VIP Freedom 2020 Portfolio Service Class 2                           81,996           28,626
Fidelity VIP Freedom 2025 Portfolio Service Class 2                           28,386            6,833
Fidelity VIP Freedom 2030 Portfolio Service Class 2                           49,528            8,479
Fidelity VIP Freedom 2035 Portfolio Service Class 2                           47,635            3,291
Fidelity VIP Freedom 2040 Portfolio Service Class 2                           37,698            3,656
Fidelity VIP Freedom 2045 Portfolio Service Class 2                           15,344           15,852
Fidelity VIP Freedom 2050 Portfolio Service Class 2                           12,649              500
Fidelity VIP Freedom Income Portfolio Service Class 2                            219                7
Fidelity VIP Growth Opportunities Portfolio Service Class 2                  404,703          418,492
Fidelity VIP Index 500 Portfolio Service Class 2                             139,187           26,294
Fidelity VIP Mid Cap Portfolio Service Class 2                               224,329           18,704
Fidelity VIP Overseas Portfolio Service Class 2                                4,146            1,336
Fidelity VIP Strategic Income Portfolio Service Class 2                      708,102          351,038
FT VIP Franklin Income Securities Fund Class 2                               908,560          127,294
FT VIP Franklin Small Cap Value Securities Fund Class 2                       63,656           28,314
FT VIP Mutual Global Discovery Securities Fund Class 2                       172,435           79,093
FT VIP Mutual Shares Securities Fund Class 2                                  42,344           30,381
FT VIP Templeton Growth Securities Fund Class 2                               57,823           20,138
Goldman Sachs Balanced Strategy Portfolio Class A                            235,703          111,684
Goldman Sachs Equity Growth Strategy Portfolio Class A                        56,234            5,684
Goldman Sachs Growth and Income Strategy Portfolio Class A                   168,099          133,554
Goldman Sachs Growth Strategy Portfolio Class A                              134,379           30,824
Goldman Sachs International Real Estate Securities Fund Class A              260,974           67,945
Goldman Sachs Real Estate Securities Fund Class A                             58,748            1,636
Goldman Sachs Technology Tollkeeper Fund Class A                             284,064           62,885
Goldman Sachs VIT Core Fixed Income Fund Service Shares                      264,313           80,719
Goldman Sachs VIT Equity Index Fund Service Shares                            34,260           12,731
Goldman Sachs VIT Global Markets Navigator Fund Service Shares (c)            25,037            1,302
Goldman Sachs VIT Government Income Fund Service Shares                      645,528          636,471
Goldman Sachs VIT Growth Opportunities Fund Service Shares                    71,801            3,015
Goldman Sachs VIT Large Cap Value Fund Service Shares                          9,429           12,317
Goldman Sachs VIT Mid Cap Value Fund Service Shares                              968              734

(c)  Investment addition.  See Note 1

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                     INVESTMENT PORTFOLIOS                               PURCHASES          SALES
                     ---------------------                               ---------          -----
Goldman Sachs VIT Money Market Fund Service Shares                     $   2,466,098    $   1,870,900
Goldman Sachs VIT Strategic Growth Fund Service Shares                        25,575           45,433
Goldman Sachs VIT Strategic International Equity Fund Service Shares          38,684           53,404
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares             55,867           22,835
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                   7,007            1,283
Invesco V.I. Core Equity Fund Series II Shares                                42,825           44,412
Invesco V.I. Global Health Care Fund Series II Shares                        103,345          122,870
Invesco V.I. Leisure Fund Series II Shares (b)                                26,223           32,133
Invesco Van Kampen V.I. American Franchise Fund Series II Shares(a)(b)        37,808           30,086
Janus Aspen Enterprise Portfolio Service Shares                               27,756           18,139
Janus Aspen Forty Portfolio Service Shares                                   562,002          240,079
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                   208,277          122,536
MFS(R) New Discovery Series Service Class                                     28,124           37,312
MFS(R) Utilities Series Service Class                                         87,482          212,576
Oppenheimer Balanced Fund/VA Service Shares                                   57,071           13,816
Oppenheimer Global Securities Fund/VA Service Shares                         135,840           72,779
Oppenheimer Global Strategic Income Fund/VA Service Shares (b)               913,080           76,365
Oppenheimer High Income Fund/VA Service Shares (b)                           236,463          331,049
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA Service Shares            79,898           15,766
Pioneer Emerging Markets VCT Portfolio Class II                              165,211           83,967
Pioneer Fundamental Value VCT Portfolio Class II (a)                          55,079           71,213
Pioneer Growth Opportunities VCT Portfolio Class I                            55,170           63,065
Pioneer Mid Cap Value VCT Portfolio Class II                                  31,363           27,208

(a)  Name change.  See Note 1.
(b)  Merger.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
2012      679,017     1.321425     1.142815      909,005          4.70        0.75         1.70         4.00          5.00
2011      752,248     1.270638     1.088364      966,535          2.98        0.75         1.70         4.57          5.59
2010      282,431     1.215083     1.231754      345,672          2.29        1.30         1.70         7.08          7.51
2009       37,271     1.136232     1.145694       42,523          0.47        1.30         1.65        16.27         16.68
2008          501     0.981920     0.981920          492           N/A        1.30         1.30        (6.16)        (6.16)
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
2012      226,099     0.550031     0.560556      125,628          1.54        1.30         1.65        12.31         12.71
2011      193,441     0.489728     0.497335       95,489          3.78        1.30         1.65       (20.77)       (20.49)
2010      191,645     0.618125     0.625485      119,156          3.09        1.30         1.65         2.58          2.94
2009      134,969     0.602603     0.607613       81,654          2.08        1.30         1.65        32.15         32.62
2008       23,059     0.456895     0.458155       10,539          0.11        1.30         1.50       (53.99)       (53.89)
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
2012      401,452     1.181722     1.207812      480,977           N/A        1.30         1.70        12.78         13.24
2011      295,426     1.047786     1.066582      312,987           N/A        1.30         1.70         2.43          2.85
2010      353,323     1.022899     1.037028      363,913           N/A        1.30         1.70        34.27         34.82
2009       66,371     0.761795     0.769202       50,793           N/A        1.30         1.70        38.90         39.46
2008        2,506     0.548464     0.551561        1,380           N/A        1.30         1.70       (46.54)       (46.31)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2012      284,158     1.088961     1.129549      312,513          0.28        0.75         1.65        16.52         17.46
2011      196,451     0.934603     0.949110      185,150          0.34        1.30         1.65       (10.13)        (9.81)
2010      147,574     1.044721     1.052366      154,271          0.51        1.30         1.50        24.69         24.96
2009      213,786     0.837842     0.842183      179,121          0.07        1.30         1.50        40.53         40.73
2008        1,813     0.596207     0.598419        1,083          0.13        1.30         1.50       (47.02)       (36.65)
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2012      698,944     1.173257     1.186056      826,966          1.36        1.30         1.70        14.17         14.63
2011      465,581     1.027664     1.034673      480,982          1.30        1.30         1.70        (4.44)        (4.05)
2010       78,631     1.075398     1.078335       84,743          2.30        1.30         1.70         7.54          7.83

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
2012       18,173     1.233846     1.245606       22,603          1.79        1.30         1.65        16.63         17.05
2011       12,734     1.057892     1.064192       13,539          0.18        1.30         1.65        (3.24)        (2.89)
2010          151     1.094356     1.095912          166           N/A        1.30         1.50         9.44          9.59
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2012       40,964     1.193628     1.217985       49,127          2.58        0.75         1.50        15.30         16.17
2011       43,444     1.035208     1.048478       45,074          2.54        0.75         1.50        (0.86)        (0.10)
2010           47     1.044557     1.044557           49          0.90        1.30         1.30         4.46          4.46
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
2012          479     1.116288     1.116288          535          1.70        1.30         1.30         7.93          7.93
2011          310     1.034235     1.034235          320          3.29        1.30         1.30        (1.39)        (1.39)
2010           89     1.048723     1.048723           93          1.73        1.30         1.30         4.87          4.87
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
2012        1,483     1.147104     1.147104        1,701          1.99        1.30         1.30        10.14         10.14
2011          960     1.041504     1.041504        1,000          2.92        1.30         1.30        (1.71)        (1.71)
2010          208     1.059676     1.059676          220          1.88        1.30         1.30         5.97          5.97
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
2012      115,461     1.142891     1.166191      132,066          1.84        0.75         1.50        10.23         11.06
2011       72,886     1.036857     1.050012       75,625          1.44        0.75         1.50        (2.01)        (1.26)
2010       71,065     1.058096     1.063420       75,199          5.37        0.75         1.50         5.81          6.34
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
2012      461,757     1.150513     1.178802      539,013          1.88        0.75         1.65        11.21         12.22
2011      422,328     1.034565     1.050409      441,004          3.42        0.75         1.65        (2.87)        (1.98)
2010      123,671     1.065164     1.071666      131,869          2.49        0.75         1.65         6.52          7.17
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
2012       78,818     1.166963     1.190819       92,206          1.84        0.75         1.50        13.08         13.94
2011       60,413     1.031964     1.045134       62,440          2.33        0.75         1.50        (3.81)        (3.08)
2010       24,329     1.072856     1.078307       26,118          2.03        0.75         1.50         7.29          7.83
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
2012      177,611     1.162266     1.190906      207,505          2.08        0.75         1.65        13.28         14.32
2011      142,173     1.028594     1.041768      146,334          1.66        0.75         1.50        (4.29)        (3.56)
2010      146,333     1.074674     1.080201      157,322          2.28        0.75         1.50         7.47          8.02

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
2012      167,115     1.164891     1.193564      195,656          2.14        0.75         1.65        14.69         15.74
2011      128,990     1.015670     1.031260      131,405          1.91        0.75         1.65        (5.83)        (4.96)
2010       85,669     1.079502     1.085130       92,492          3.31        0.75         1.50         7.95          8.51
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
2012       66,232     1.170041     1.176446       77,762          2.40        1.30         1.50        14.90         15.14
2011       36,670     1.018277     1.021782       37,392          2.59        1.30         1.50        (5.74)        (5.55)
2010       11,942     1.080315     1.081836       12,904          2.58        1.30         1.50         8.03          8.18
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
2012       18,636     1.170859     1.177246       21,878          1.38        1.30         1.50        15.27         15.51
2011       19,113     1.015718     1.019203       19,425          3.50        1.30         1.50        (6.07)        (5.87)
2010        2,515     1.081303     1.082808        2,721          2.47        1.30         1.50         8.13          8.28
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
2012       22,653     1.165537     1.176650       26,626          2.50        1.30         1.65        15.45         15.86
2011       13,920     1.012078     1.015570       14,136          2.02        1.30         1.50        (6.57)        (6.38)
2010        8,338     1.084761     1.084761        9,045          1.52        1.30         1.30         8.48          8.48
FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
2012          197     1.079312     1.079312          212          2.82        1.30         1.30         4.86          4.86
2011          N/A       N/A          N/A             N/A           N/A         N/A          N/A          N/A           N/A
2010          N/A       N/A          N/A             N/A           N/A         N/A          N/A          N/A           N/A
2009          N/A       N/A          N/A             N/A           N/A         N/A          N/A          N/A           N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2012      754,775     1.307911     1.341179      994,135          0.17        0.75         1.70        17.30         18.49
2011      760,331     1.115411     1.131874      851,281           N/A        0.75         1.65         0.29          1.09
2010       21,980     1.112236     1.114894       24,476           N/A        1.30         1.65        11.22         11.49
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
2012      124,227     1.197913     1.209327      150,640          2.44        1.30         1.65        13.73         14.14
2011       29,249     1.065992     1.059554       31,102          1.66        1.30         1.50         0.27         (0.35)
2010          205     1.063086     1.063086          218          0.04        1.50         1.50         6.31          6.31

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2012      394,448     1.127133     1.521561      449,214          0.50        0.75         1.70        12.62         13.70
2011      236,917     1.002006     1.338190      240,156          0.02        0.75         1.65       (12.32)       (11.58)
2010      242,873     1.143694     1.513374      278,190          0.28        0.75         1.50        14.37         27.88
2009          N/A       N/A          N/A             N/A           N/A         N/A          N/A          N/A           N/A
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
2012       14,180     1.081970     1.092297       15,421          1.98        1.30         1.65        18.41         18.83
2011       11,470     0.916611     0.919235       10,515          0.15        1.30         1.50       (18.54)       (18.41)
2010      481,299     1.125184     1.130972      541,721          2.33        0.75         1.50        12.52         13.10
FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
2012      720,008     1.158657     1.371954      842,629          3.81        0.75         1.65         8.41          9.41
2011      423,702     1.068725     1.253994      456,328          5.93        0.75         1.65         2.73          3.67
2010       23,151     1.040298     1.209724       24,109          0.84        0.75         1.65         4.03          8.45
2009          N/A       N/A          N/A             N/A           N/A         N/A          N/A          N/A           N/A
FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
2012    2,529,612     1.138214     1.205752    2,912,926          5.93        0.75         1.65        10.79         11.77
2011    1,921,585     1.027324     1.043255    1,993,475          5.20        1.30         1.65         0.69          1.05
2010      999,168     1.020251     1.032389    1,027,271          5.95        1.30         1.65        10.82         11.21
2009      490,552     0.920679     0.928341      454,198          4.32        1.30         1.65        33.37         33.84
2008       17,957     0.690336     0.693611       12,436          4.15        1.30         1.65       (30.82)       (30.58)
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2012      451,813     1.090683     1.711753      498,797          0.78        0.75         1.65        16.44         17.50
2011      415,052     0.936731     1.456823      392,658          0.68        0.75         1.65        (5.35)        (4.48)
2010      263,205     0.992507     1.525224      261,907          0.48        0.75         1.50        26.30         27.16
2009      279,160     0.785830     0.791331      219,524          0.91        1.30         1.50        27.22         27.48
2008       16,145     0.617698     0.620762        9,990          0.61        1.30         1.50       (34.22)       (33.88)
FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
2012      713,815     1.017050     1.142125      738,651          2.68        0.75         1.70        11.43         12.57
2011      666,503     0.912709     0.928376      616,857          2.44        1.30         1.70        (4.61)        (4.22)
2010      380,213     0.956836     0.969310      367,388          1.42        1.30         1.70        10.06         10.50
2009      212,549     0.869413     0.877178      186,121          1.47        1.30         1.70        21.23         21.72
2008       30,121     0.717161     0.720626       21,658          3.16        1.30         1.70       (29.64)       (29.41)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2012      236,702     0.903164     0.923540      217,137          2.19        1.30         1.70        12.30         12.76
2011      226,015     0.804235     0.819034      184,233          2.01        1.30         1.70        (2.73)        (2.33)
2010      210,205     0.826778     0.838569      175,473          1.87        1.30         1.70         9.31          9.75
2009       82,982     0.757752     0.764072       63,271          2.40        1.30         1.65        23.97         24.41
2008       19,769     0.611239     0.614150       12,120          4.05        1.30         1.65       (38.15)       (37.91)
FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
2012      223,926     0.840642     0.856722      190,003          1.83        1.30         1.65        19.07         19.49
2011      179,788     0.706001     0.716955      128,055          1.45        1.30         1.65        (8.51)        (8.18)
2010      116,869     0.771670     0.780866       90,678          0.77        1.30         1.65         5.62          6.00
2009       56,040     0.730593     0.736678       41,069          2.61        1.30         1.65        28.94         29.40
2008       13,064     0.566623     0.569321        7,410          1.56        1.30         1.65       (43.28)       (43.07)
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2012      894,108     1.037116     1.286509      945,412          2.83        0.75         1.70         8.12          9.16
2011      783,695     0.959232     1.178528      762,806          1.65        0.75         1.70        (3.55)        (2.62)
2010      698,676     0.994546     1.210215      701,627          3.26        0.75         1.70         6.62          7.65
2009      328,261     0.933797     1.124251      308,852          5.23        0.75         1.65        17.96         12.43
2008       98,026     0.791631     0.795404       77,853          6.11        1.30         1.65       (21.81)       (21.44)
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2012      342,820     0.833393     0.849342      290,744          2.06        1.30         1.65        15.07         15.48
2011      281,310     0.724241     0.735492      206,616          2.34        1.30         1.65        (9.05)        (8.72)
2010      239,087     0.796297     0.805790      192,385          2.23        1.30         1.65        10.81         11.20
2009      152,064     0.718636     0.724628      110,145          2.59        1.30         1.65        27.13         27.59
2008       31,472     0.566365     0.567950       17,865          4.36        1.30         1.50       (43.57)       (43.35)
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
2012    1,128,541     0.951508     0.969720    1,088,895          2.53        1.30         1.65        10.58         10.97
2011    1,103,638     0.858556     0.873832      959,457          2.03        1.30         1.70        (5.10)        (4.72)
2010      945,021     0.904740     0.917093      863,205          2.73        1.30         1.70         8.24          8.69
2009      626,098     0.836836     0.843801      526,849          5.38        1.30         1.65        23.79         24.23
2008       95,494     0.675998     0.679211       64,818          4.53        1.30         1.65       (33.15)       (32.91)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2012    1,049,982     0.863594     0.880132      918,512          2.40        1.30         1.65        12.64         13.04
2011      937,481     0.766670     0.778576      725,952          2.26        1.30         1.65        (7.63)        (7.30)
2010      910,217     0.833851     0.839885      760,997          2.59        1.30         1.50         9.79         10.01
2009      771,553     0.759846     0.763465      587,028          3.57        1.30         1.50        26.62         26.88
2008      435,174     0.599860     0.601740      261,222          9.86        1.30         1.50       (40.31)       (40.19)
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2012      338,325     0.730182     1.282519      248,939         19.48        0.75         1.50        40.33         41.38
2011       76,356     0.516804     0.524801       39,897          2.85        1.30         1.65       (20.79)       (20.51)
2010       76,468     0.652381     0.660195       50,280          8.56        1.30         1.65        10.85         11.26
2009       36,270     0.588486     0.593393       21,456         42.96        1.30         1.65        31.26         31.73
2008        2,943     0.449219     0.450449        1,326          0.51        1.30         1.50       (52.85)       (52.76)
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2012      107,776     1.020011     1.031020      110,330          1.35        1.30         1.50        14.42         14.65
2011       50,001     0.891427     0.899239       44,712          1.43        1.30         1.50         8.17          8.39
2010       47,657     0.824077     0.829665       39,299          1.72        1.30         1.50        25.16         25.42
2009       53,226     0.658436     0.661520       35,050          2.03        1.30         1.50        23.26         23.48
2008        1,521     0.534193     0.535679          812          2.46        1.30         1.50       (41.87)       (41.76)
GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
2012      475,638     1.254492     1.193977      605,052           N/A        0.75         1.70        18.46         19.58
2011      296,102     1.058992     0.998465      316,881           N/A        0.75         1.70       (14.72)       (13.98)
2010    1,123,542     1.241837     1.160733    1,406,147           N/A        0.75         1.70        22.16         16.07
2009      458,089     1.016556     1.025649      467,897           N/A        1.30         1.70        66.40         67.09
2008          622     0.610942     0.613805          381           N/A        1.30         1.70       (46.40)       (46.22)
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2012      893,147     1.215082     1.276558    1,099,336          2.31        0.75         1.70         4.91          5.92
2011      745,344     1.160415     1.205168      872,290          2.49        0.75         1.65         5.20          6.15
2010      326,374     1.103071     1.116200      362,158          3.48        1.30         1.65         5.41          5.78
2009      116,012     1.046490     1.055201      121,991          6.90        1.30         1.65        12.79         13.19
2008        9,843     0.927807     0.932213        9,148          5.13        1.30         1.65       (10.09)        (9.77)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2012      152,170     0.980801     1.572765      151,518          1.98        0.75         1.65        13.64         14.67
2011      129,884     0.863051     1.371580      113,275          1.10        0.75         1.65         0.07          1.03
2010      104,044     0.862454     0.872732       90,295          1.49        1.30         1.65        13.03         13.43
2009       68,282     0.763031     0.769390       52,374          3.72        1.30         1.65        24.20         24.64
2008       12,371     0.614343     0.617274        7,627          4.67        1.30         1.65       (38.32)       (38.02)
GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND SERVICE SHARES (c)
2012       23,545     1.046796     1.048084       24,669           N/A        1.30         1.50         4.68          4.81
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2012    1,190,473     1.197673     1.158675    1,444,722          0.79        0.75         1.70         1.04          1.98
2011    1,206,359     1.185388     1.136227    1,446,647          1.05        0.75         1.70         4.54          5.50
2010      777,681     1.133896     1.149412      888,237          1.75        1.30         1.70         3.41          3.83
2009      523,938     1.097900     1.107042      577,389          3.57        1.30         1.65         4.68          5.06
2008      431,321     1.050848     1.053752      453,286          4.13        1.30         1.50         1.60          1.81
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2012      214,177     1.202468     1.248550      261,506           N/A        0.75         1.70        17.40         18.54
2011      170,494     1.024231     1.053314      176,919           N/A        0.75         1.70        (5.60)        (4.69)
2010      160,682     1.085026     1.100776      175,865           N/A        1.30         1.70        17.33         17.81
2009      145,007     0.924715     0.934369      134,920           N/A        1.30         1.70        55.89         56.53
2008       11,543     0.593210     0.596918        6,869           N/A        1.30         1.70       (41.87)       (41.59)
GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
2012       96,099     0.864296     0.873627       83,939          1.18        1.30         1.50        17.06         17.29
2011      102,111     0.738349     0.744846       76,038          0.91        1.30         1.50        (8.65)        (8.47)
2010      125,857     0.804192     0.813790      102,198          0.33        1.30         1.65         9.06          9.44
2009      255,674     0.737406     0.743571      189,811          3.14        1.30         1.65        15.92         16.34
2008       15,212     0.637410     0.639148        9,718          3.32        1.30         1.50       (35.40)       (35.25)
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2012          981     1.165068     1.176181        1,143          0.90        1.30         1.65        16.21         16.62
2011          734     1.002546     1.008521          739          0.03        1.30         1.65        (8.35)        (8.03)
2010          177     1.095220     1.096564          194          0.42        1.30         1.50         9.52          9.66
2009          N/A          N/A       N/A          N/A              N/A         N/A          N/A          N/A           N/A

(c)  Investment addition.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2012    9,116,297     0.949887     0.974582    8,766,548          0.01        0.75         1.70        (1.70)        (0.74)
2011    8,374,712     0.966314     0.981896    8,171,350          0.01        0.75         1.70        (1.70)        (0.74)
2010    4,817,779     0.982994     0.989184    4,767,457          0.01        0.75         1.70        (1.70)        (0.75)
2009    4,155,747     0.999947     1.009627    4,174,648          0.12        1.30         1.70        (1.55)        (1.14)
2008    3,272,062     1.015719     1.021315    3,332,584          1.61        1.30         1.70         0.51          0.93
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2012      160,751     1.034275     1.491466      170,510          0.44        0.75         1.65        17.66         18.73
2011      179,008     0.879074     1.256205      160,305          0.21        0.75         1.65        (4.47)        (3.58)
2010      172,650     0.920169     1.302893      160,776          0.18        0.75         1.65         8.67          9.63
2009      182,059     0.846718     0.853785      155,193          0.42        1.30         1.65        45.07         45.58
2008       38,043     0.584926     0.586461       22,307           N/A        1.30         1.50       (42.83)       (42.70)
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2012      128,887     0.747983     1.299409      100,172          1.66        0.75         1.50        19.08         19.98
2011      153,860     0.623624     1.083020       99,452          3.10        0.75         1.65       (16.57)       (15.79)
2010      166,195     0.747346     1.286072      125,443          1.89        0.75         1.65         8.26          9.30
2009       62,194     0.690377     0.696091       43,186          2.67        1.30         1.65        26.26         26.70
2008       11,860     0.548259     0.549400        6,506         12.81        1.30         1.50       (46.90)       (46.83)
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
2012      128,233     1.057573     1.077814      137,047          0.94        1.30         1.65        10.66         11.05
2011       97,061     0.955727     0.970562       93,577          0.25        1.30         1.65        (1.26)        (0.91)
2010      706,128     0.967889     1.580073      688,089          1.50        0.75         1.65        27.72         28.88
2009       28,870     0.757820     0.764139       21,964          1.94        1.30         1.65        25.16         25.61
2008        2,751     0.606641     0.608359        1,673          1.42        1.30         1.50       (35.23)       (35.09)
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2012       20,579     0.911676     0.920016       18,893          1.82        1.30         1.50        12.43         12.66
2011       14,120     0.810901     0.816658       11,505          1.05        1.30         1.50         2.34          2.55
2010       32,795     0.792366     0.796374       26,100          1.51        1.30         1.50        10.91         11.14
2009        5,376     0.714405     0.716579        3,851          3.07        1.30         1.50        19.18         19.32
2008        1,470     0.600544     0.600544          883          1.95        1.30         1.30       (38.00)       (38.00)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
2012      221,960     1.026052     1.154625      231,248          0.89        0.75         1.65        11.74         12.76
2011      224,774     0.918229     1.023927      208,740          0.76        0.75         1.65        (1.94)        (1.04)
2010      215,938     0.936393     0.947577      203,657          0.91        1.30         1.65         7.44          7.83
2009      190,811     0.871523     0.878795      167,342          3.19        1.30         1.65        25.87         26.32
2008        3,151     0.693802     0.695688        2,188          3.76        1.30         1.50       (31.37)       (31.23)
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
2012       90,883     1.227090     1.257475      112,384           N/A        0.75         1.65        18.62         19.69
2011      103,090     1.037211     1.040656      107,129           N/A        1.30         1.50         2.16          2.35
2010          137     1.016744     1.016744          139           N/A        1.30         1.30         1.67          1.67
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND SERIES II SHARES (a) (b)
2012        7,400     0.910840     0.910840        6,740           N/A        1.30         1.30        (3.54)        (3.54)
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2012      194,620     1.154545     1.176640      227,425           N/A        1.30         1.65        15.06         15.47
2011      183,621     1.003446     1.019022      185,988           N/A        1.30         1.65        (3.28)        (2.93)
2010      143,891     1.037431     1.049803      150,401           N/A        1.30         1.65        23.45         23.89
2009      143,673     0.840366     0.847374      121,391           N/A        1.30         1.65        42.06         42.57
2008       13,610     0.594067     0.594372        8,086          0.60        1.30         1.50       (44.52)       (44.52)
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2012      647,199     1.077047     1.162542      709,568          0.71        0.75         1.70        21.76         22.93
2011      347,721     0.884599     0.945681      311,886          0.25        0.75         1.70        (8.52)        (7.64)
2010      366,687     0.967033     0.980265      357,804          0.32        1.30         1.70         4.67          5.10
2009      134,850     0.923894     0.932729      125,494          0.01        1.30         1.70        43.54         44.13
2008       20,695     0.643656     0.647162       13,361          0.01        1.30         1.70       (45.28)       (45.06)
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2012      600,456     1.089359     1.454440      664,028          0.85        0.75         1.70         8.91          9.96
2011      554,656     1.000246     1.322692      561,647          0.65        0.75         1.70        (4.63)        (3.71)
2010      411,210     1.048824     1.062943      435,200          0.63        1.30         1.70        13.40         13.86
2009      201,706     0.925800     0.933518      188,021          0.49        1.30         1.65        30.73         31.20
2008       14,682     0.709743     0.711528       10,429          1.75        1.30         1.50       (28.97)       (28.84)

(a)  Name change.  See Note 1.
(b)  Merger.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2012       46,019     1.263910     1.851629       59,332           N/A        0.75         1.65        18.90         19.99
2011       58,444     1.062975     1.543152       63,059           N/A        0.75         1.65       (11.97)       (11.18)
2010        9,019     1.208254     1.210424       10,908           N/A        1.30         1.50        20.83         21.04
2009          N/A          N/A          N/A          N/A           N/A         N/A          N/A          N/A           N/A
MFS(R) UTILITIES SERIES SERVICE CLASS
2012      158,256     1.294971     1.327785      206,599          7.80        0.75         1.70        11.29         12.38
2011      269,705     1.163617     1.170624      315,310          3.59        1.30         1.70         4.69          5.12
2010        3,797     1.111471     1.113625        4,226           N/A        1.30         1.70        11.15         11.36
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2012      550,339     0.791411     0.808058      442,768          1.19        1.30         1.70        10.20         10.65
2011      492,203     0.718161     0.730302      358,232          1.89        1.30         1.70        (1.32)        (0.92)
2010      411,103     0.727796     0.737110      302,284          0.72        1.30         1.70        10.76         11.21
2009      151,559     0.657071     0.662797      100,369           N/A        1.30         1.70        19.53         20.02
2008       19,110     0.549612     0.552244       10,548          0.27        1.30         1.70       (44.62)       (44.40)
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2012      716,933     0.979728     1.190148      713,113          1.88        0.75         1.65        18.95         20.02
2011      655,108     0.823614     0.991612      546,302          1.06        0.75         1.65       (10.04)        (9.23)
2010      742,982     0.915509     0.926420      685,703          1.22        1.30         1.65        13.80         14.20
2009      746,518     0.804521     0.811225      604,182          0.39        1.30         1.65        37.06         37.54
2008       38,828     0.589142     0.589796       22,890          0.47        1.30         1.50       (41.16)       (41.11)
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES (b)
2012    1,205,424     1.270855     1.207506    1,542,293          4.59        0.75         1.70        11.23         12.30
2011      574,139     1.142573     1.075232      648,724          2.28        0.75         1.70        (1.06)        (0.11)
2010    1,102,551     1.154851     1.076371    1,266,630          1.56        0.75         1.70        12.82          7.64
2009       68,037     1.023608     1.033242       70,166          0.15        1.30         1.70        16.41         16.88
2008       19,718     0.879255     0.884027       17,409          2.48        1.30         1.70       (15.96)       (15.61)

(b)  Merger.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                         AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
        ------------------------------------------------    --------------------------------------------------------------
                     UNIT FAIR    UNIT FAIR                 INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                      VALUES       VALUES                     INCOME       RATIOS      RATIOS       RETURNS      RETURNS
                      LOWEST       HIGHEST       NET          RATIOS       LOWEST      HIGHEST      LOWEST       HIGHEST
          UNITS       ($)(4)       ($)(4)      ASSETS($)      (%)(1)       (%)(2)      (%)(2)      (%)(3)(4)    (%)(3)(4)
        ---------    ---------    ---------    ---------    ----------    --------    ---------    ---------    ----------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA SERVICE SHARES
2012      180,432     1.061903     1.073448      192,275          0.34        1.30         1.50        15.91         16.14
2011      116,196     0.916161     0.924255      106,861          0.44        1.30         1.50        (3.84)        (3.65)
2010      122,458     0.952758     0.959241      117,010          0.55        1.30         1.50        21.21         21.46
2009      144,002     0.786012     0.789770      113,275          0.22        1.30         1.50        34.84         35.12
2008       17,154     0.582903     0.584499       10,020          0.33        1.30         1.50       (38.84)       (38.72)
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2012      919,955     0.758608     0.949720      707,455          0.21        0.75         1.70         9.76         10.83
2011      831,000     0.691144     0.856890      580,387           N/A        0.75         1.70       (24.92)       (24.19)
2010      947,746     0.920484     0.931060      878,933          0.25        1.30         1.70        13.65         14.11
2009      865,646     0.809944     0.815953      704,588          0.59        1.30         1.70        71.06         71.76
2008       56,268     0.473484     0.475050       26,717          0.07        1.30         1.70       (58.88)       (58.84)
PIONEER FUNDAMENTAL VALUE VCT PORTFOLIO CLASS II (a)
2012      199,765     0.848444     0.858217      171,173          1.02        1.30         1.50         8.94          9.16
2011      219,227     0.778815     0.786189      172,021          0.72        1.30         1.50        (5.11)        (4.92)
2010      167,164     0.817120     0.826870      138,013          0.56        1.30         1.65         7.46          7.84
2009      103,800     0.760416     0.766760       79,558          0.69        1.30         1.65        13.82         14.23
2008       21,588     0.668980     0.671246       14,489          0.57        1.30         1.50       (33.56)       (33.42)
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
2012      465,488     1.008604     1.031441      477,525           N/A        1.30         1.70         5.21          5.63
2011      468,239     0.958701     0.976429      454,720           N/A        1.30         1.70        (3.92)        (3.53)
2010      461,390     0.997867     1.012182      464,976           N/A        1.30         1.70        18.18         18.66
2009      375,201     0.844366     0.853036      319,185           N/A        1.30         1.70        42.12         42.71
2008          743     0.594052     0.597747          444           N/A        1.30         1.70       (36.60)       (36.30)
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2012      256,048     0.909363     0.926766      235,773          0.83        1.30         1.65         9.00          9.38
2011      251,561     0.834286     0.847252      211,945          0.71        1.30         1.65        (7.40)        (7.07)
2010      198,512     0.900927     0.911687      180,269          0.92        1.30         1.65        15.95         16.36
2009      114,961     0.777007     0.783495       89,874          0.64        1.30         1.65        23.19         23.63
2008        6,257     0.630722     0.633722        3,962          0.83        1.30         1.65       (34.85)       (34.62)

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENTS

     AllianceBernstein Variable Products Series Fund, Inc. has announced it will suspend the sales of the AllianceBernstein VPS Small Cap Growth Portfolio Class B to new investors as of January 31, 2013. As a result of this announcement, Commonwealth Annuity has decided to close the Sub-Accounts that invest in the portfolio to new payments and transfers as of January 31, 2013.

     In the second quarter of 2013, Goldman Sachs plans to contribute several of its insurance subsidiaries, including Commonwealth Annuity, to Global Atlantic Financial Group ("GAFG"), a newly formed Cayman Islands company, and then sell approximately 80% of the ordinary shares of GAFG to third party investors. As a result of this transaction, Commonwealth Annuity will become a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of GAFG.

                               PART C. OTHER INFORMATION

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A:

     None

     Financial Statements included in Part B:

     Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for
     Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

     Financial Statements Included in Part C:

     None

(b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 2, 2007 in Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

     EXHIBIT 3

               (a) Consolidated Underwriting and Administrative Service
                   Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (b) Form of Selling Agreement by and between Epoch
                   Securities, Inc. ("Epoch"), Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024),
                   and is incorporated by reference herein.   Amendment No. 1
                   to Selling Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                   Form of Service Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to the Registration Statement (File Nos. 33-39702/811-6293) of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and is incorporated by reference herein.

               (c) Shared Services Agreement between Epoch Securities, Inc.
                   and Commonwealth Annuity and Life Insurance Company dated August 5, 2010 was filed in Post-Effective Amendment No. 7 (Registration Nos. 333-141045/811-22024), and is
                   incorporated by reference herein.

               (d) Service Agreement dated March 13, 2012 by and between the
                   Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2 and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

     EXHIBIT 4

               (a) Policy (Form No. 3040-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

               (b) Texas Optional Retirement Program Rider (4010-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

               (c) Qualified Plan Rider (4018-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

               (d) 457 Rider (4013-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                    incorporated by reference herein.

               (e) IRA Rider (4014-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                    incorporated by reference herein.

               (f) Simple IRA Rider (4015-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                    incorporated by reference herein.

               (g) Roth IRA Rider (4016-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                    incorporated by reference herein.

               (h) Tax Sheltered Annuity (TSA) Endorsement (4012-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

               (i) Amendatory Endorsement 4029-10 (Assignment and Ownership provisions) was previously filed on February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

     EXHIBIT 5 Application (Form No. HN 404) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

     EXHIBIT 6 Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 was previously filed on March 2, 2007 in the Initial Registration Statement (File Nos. 333-141045/811-22024), and is
                    incorporated by reference herein.


     EXHIBIT 7

               (a) Amendment No. 1 and Reinsurance Agreement between Columbia Capital Life Reinsurance Company and Commonwealth Annuity and Life Insurance Company effective January 1, 2008 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293) of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and is incorporated by reference herein.

               (b) Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life

                    Insurance Company and Arrow Capital Reinsurance Company, Limited, dated December 24, 2009 was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

     EXHIBIT 8

              (a) Third Party Administrator Agreement dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. is filed in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (b) Work Assignment dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. is filed in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c)  Directors' Powers of Attorney are filed herewith.

     EXHIBIT 9 Opinion of Counsel was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                    incorporated by reference herein.

     EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

     EXHIBIT 11     None.

     EXHIBIT 12     None.

     EXHIBIT 13

               (a) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton
                    Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in s Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration
                    Statement (File Nos. 333-157121/811-22024), and is
                    incorporate by reference herein.

                    Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

               (b) Amendment dated May 1, 2012, Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c) Amendment dated May 1, 2011 to the Participation Agreement was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment No. 1 to the Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                    incorporated by reference herein.

                    Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

               (d) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                    Amendment dated February 25, 2000 to the Participation Agreement with Janus Aspen Series was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    Participation Agreement with Janus Aspen Series was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                    333-87099/811-6293 and is incorporated by reference herein.

               (e) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.


               (f) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April
                    30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 to Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

               (g) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (h) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 were previously filed on April 29, 2011 in
                     Post-Effective Amendment No. 32 (Registration Statement
                    No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 30, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                    Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

               (j) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

   The principal business address of most of the following Directors and Officers* is:
   200 West Street
   New York, NY 10282-2198.

The principal business address of the other following Directors and Officers is:
132 Turnpike Road, Suite 210
Southborough, MA 01772.

              DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

Allan Levine*                   Chairman of the Board of Directors
Manda J. D'Agata*               Director,  Vice President and Treasurer
Kathleen M. Redgate*            Director
Michael S. Rotter*              Director and Vice Chairman
Nicholas Helmuth von Moltke*    Director,  President and Chief Executive Officer
Gilles M. Dellaert*             Vice President and Chief Investment Officer
Robert J. Egan                  Vice President & and Chief Actuary
John J. Fowler                  Senior Vice President and Chief Financial Officer
Jane S. Grosso                  Vice President and Controller
Jonathan Hecht*                 Vice President
Kim Lee*                        Vice President & Chief Risk Officer
Kevin F. Leavey                 Vice President and Product Actuary
Justin MacNeil                  Vice President - Tax
Samuel Ramos*                   Vice President & Assistant Corporate Secretary
Jason M. Roach                  Vice President-Operations
Scott D. Silverman              Senior Vice President, General Counsel and Corporate
                                Secretary
Sheila B. St. Hilaire           Vice President-Legal and Assistant Secretary
Joel Volcy                      Senior Vice President  and Chief Operating Officer
Margot K. Wallin                Vice President , Special Investigative Officer & Chief
                                Compliance Officer
Robert E. Winawer               Vice President -Risk

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

THE GOLDMAN SACHS GROUP, INC.

                                                                                                                      STATE/
                                                                                                                      COUNTRY
ROW                                                                      NAICS                           STATE/       OF
ID  DEPTH LEGAL ENTITY NAME                                              CODES/DESCRIPTIONS  CITY        PROVINCE     INCORPORATION
-----------------------------------------------------------------------------------------------------------------------------------

1     1   THE GOLDMAN SACHS GROUP, INC.                                  523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
2     2     1000 DEAN INVESTOR LLC                                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3     2     77 WATER STREET MANAGEMENT CO. LLC                           561110 - Office      Wilmington    DE        Delaware
                                                                         administration
                                                                         services
4     2     986 E 181ST ST LIHTC LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
5     2     ARCHON GEN-PAR, INC.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
6     3       ARCHON GROUP, L.P.                                         541611 -             Irving        TX        Delaware
                                                                         Administrative
                                                                         Management and
                                                                         General Management
                                                                         Consulting Services
7     4         ARCHON ACQUISITION, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
8     4         ARCHON ADMINISTRATIVE SERVICES, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
9     4         ARCHON INTERNATIONAL HOLDINGS, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
10    5           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      525990 - Other       Mexico City             MEXICO
                                                                         Financial Vehicles
11    4         ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.              525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
12    5           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
13    4         ARCHON RESIDENTIAL MANAGEMENT, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
14    4         AVELO MORTGAGE, L.L.C.                                   522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
15    4         AWH ARCHON GEN-PAR, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
16    5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
17    4         BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                    522390 - Other       Irving        TX        Delaware
                                                                         Activities Related
                                                                         to Credit
                                                                         Intermediation
18    4         GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA        525990 - Other       Mexico City             MEXICO
                                                                         Financial Vehicles
19    2     ARCHON GROUP, L.P.                                           541611 -             Irving        TX        Delaware
                                                                         Administrative
                                                                         Management and
                                                                         General Management
                                                                         Consulting Services
20    2     ARCHON INTERNATIONAL, INC.                                   551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
21    3       ARCHON CAPITAL BANK DEUTSCHLAND GMBH                       522110 - Commercial  Hof                     GERMANY
                                                                         Banking
22    4         ARCHON GROUP DEUTSCHLAND GMBH                            525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
23    3       ARCHON GROUP ITALIA, S.R.L.                                523999 -             Milan                   ITALY
                                                                         Miscellaneous                                (OTHER)
                                                                         Financial Investment
                                                                         Activities
24    4         SGC S.R.L. SOCIETA GESTIONE CREDITI                      525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
25    5           SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.  525990 - Other       London                  ITALY
                                                                         Financial Vehicles                           (OTHER)
26    5           SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL    52399 - All Other    Milan                   ITALY
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
27    2     ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                   524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
28    2     ARROW CORPORATE MEMBER HOLDINGS LLC                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
29    3       ARIEL INDEMNITY LIMITED                                    524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
30    3       GOLDMAN SACHS PROPERTY AND CASUALTY                        524298 - All Other   London                  UNITED
                                                                         Insurance Related                            KINGDOM
                                                                         Activities                                   (OTHER)
31    4         ARIEL CORPORATE MEMBER LIMITED                           524210 - Insurance   London                  UNITED
                                                                         Agencies and                                 KINGDOM
                                                                         Brokerages                                   (OTHER)
32    2     ARROW REINSURANCE COMPANY, LIMITED                           524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
33    2     AUGUSTA ADVISORS, L.L.C.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
34    3       AUGUSTA, L.P.                                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
35    2     BIRCHFIELD ESTATES LTD                                       531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
36    2     BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.          531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
37    2     BRIDGE STREET 2011 ADVISORS, L.L.C.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
38    3       BRIDGE STREET 2011, L.P.                                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
39    2     BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
40    3       BRIDGE STREET 2011 OFFSHORE, L.P.                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
41    4         BRIDGE STREET 2011 OFFSHORE EDGEMARC, INC.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
42    2     BRIDGE STREET 2012 ADVISORS, L.L.C.                          525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
43    3       BRIDGE STREET 2012, L.P.                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
44    4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
45    2     BRIDGE STREET 2012 OFFSHORE ADVISORS, INC.                   525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
46    3       BRIDGE STREET 2012 HOLDINGS, L.P.                          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
47    4         INTERLINE BRANDS, INC.                                   0 - N/A              Jacksonville  FL        Delaware
48    4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
49    5           TRANSUNION HOLDING COMPANY, INC.                       551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
50    6             TRANSUNION CORP.                                     551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
51    7               TRANS UNION LLC                                    56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
52    8                 CENTRAL SOURCE, LLC                              56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
53    8                 DECISION SYSTEMS, INC.                           56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
54    8                 NEW MANAGEMENT SERVICES, LLC                     56145 - Credit       Jacksonville  FL        Georgia
                                                                         Bureaus
55    8                 ONLINE DATA EXCHANGE, LLC                        56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
56    8                 OPT-OUT SERVICES, LLC                            56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
57    8                 SOLUCIONES DE INFORMATICA DE CENTROAMERICA       56145 - Credit       Montano                 GUATEMALA
                          (SICE), S.A.                                   Bureaus
58    8                 TRANS UNION CENTRAL AMERICA, S.A.                551112 - Offices of  San Jose                PANAMA
                                                                         Other Holding
                                                                         Companies
59    9                   TRANS UNION COSTA RICA, S.A.                   56145 - Credit       San Jose                COSTA RICA
                                                                         Bureaus
60    10                    TRANS UNION HONDURAS - BURO DE CREDITO, S.A. 56145 - Credit       Tegucigalpa             HONDURAS
                                                                         Bureaus
61    10                    TRANS UNION NICARAGUA, S.A.                  56145 - Credit       Managua                 NICARAGUA
                                                                         Bureaus
62    9                   TRANS UNION GUATEMALA, S.A.                    56145 - Credit       Guatemala               GUATEMALA
                                                                         Bureaus              City
63    9                   TRANS UNION HONDURAS - BURO DE CREDITO, S.A.   56145 - Credit       Tegucigalpa             HONDURAS
                                                                         Bureaus
64    9                   TRANS UNION NICARAGUA, S.A.                    56145 - Credit       Managua                 NICARAGUA
                                                                         Bureaus
65    9                   TRANSUNION EL SALVADOR, S.A. DE C.V.           56145 - Credit       San Salvador            EL SALVADOR
                                                                         Bureaus
66    8                 TRANS UNION CONTENT SOLUTIONS LLC                56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
67    8                 TRANS UNION DE MEXICO, S.A.                      56145 - Credit       Mexico                  MEXICO
                                                                         Bureaus
68    9                   SERVICIOS Y ASESORIA SCOBC                     56145 - Credit       Mexico                  MEXICO
                                                                         Bureaus
69    8                 TRANS UNION INTERNATIONAL INC.                   551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
70    9                   CENTRO DE INFORMACION Y ESTUDIOS ESTRATEGICOS  551112 - Offices of  SANTO DOMINGO           DOMINICAN
                            EMPRESARIALES S.A.                           Other Holding                                REPUBLIC
                                                                         Companies
71    10                    TRANS UNION S.A.                             56145 - Credit       SANTO DOMINGO           DOMINICAN
                                                                         Bureaus                                      REPUBLIC
72    9                   CREDIT INFORMATION BUREAU (INDIA) LIMITED      56145 - Credit       Mumbai                  INDIA
                                                                         Bureaus                                      (OTHER)
73    9                   CREDIT REPORTING SERVICES LIMITED              56145 - Credit       Port of Spain           TRINIDAD &
                                                                         Bureaus                                      TOBAGO
74    9                   SOLUCIONES DE INFORMATICA DE CENTROAMERICA     56145 - Credit       Montano                 GUATEMALA
                            (SICE), S.A.                                 Bureaus
75    9                   TRANS UNION CRIF DECISION SOLUTIONS LLC        56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
76    9                   TRANS UNION DE PUERTO RICO, INC.               56145 - Credit       San Juan                PUERTO RICO
                                                                         Bureaus
77    9                   TRANS UNION SOFTWARE SERVICES PRIVATE LIMITED  56145 - Credit       Mumbai                  INDIA
                                                                         Bureaus                                      (OTHER)
78    9                   TRANSUNION COLOMBIA LTDA.                      56145 - Credit       Bogota                  COLOMBIA
                                                                         Bureaus
79    9                   TRANSUNION CRIF DECISION SOLUTIONS S.A. DE C.V 56145 - Credit       Mexico D.F.             MEXICO
                                                                         Bureaus
80    9                   TRANSUNION INTERNATIONAL HOLDINGS, LLC         551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
81    10                    TRANSUNION SOLUCIONES DE INFORMACION, S. DE  56145 - Credit       Col Polanco             MEXICO
                              R.L DE C.V                                 Bureaus
82    9                   TRANSUNION SOLUCIONES DE INFORMACION, S. DE    56145 - Credit       Col Polanco             MEXICO
                            R.L DE C.V                                   Bureaus
83    9                   VAIL SYSTEMEN GROEP, B.V.                      551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
84    10                    D&B TRANSUNION ANALYTIC AND DECISIONSERVICES 56145 - Credit       Chennai                 INDIA
                              PRIVATE LIMITED                            Bureaus                                      (OTHER)
85    10                    DATABUSINESS S.A.                            56145 - Credit       Santiago                CHILE
                                                                         Bureaus
86    10                    MOUSSORO PARTICIPACOES LTDA.                 551112 - Offices of  Sao Paulo     SP        BRAZIL
                                                                         Other Holding
                                                                         Companies
87    11                      CRIVO SISTEMAS EM INFORMATICA LTDA.        56145 - Credit       Sao Paulo     SP        BRAZIL
                                                                         Bureaus
88    10                    STS VAIL BEHEEREN ADMINISTRACION S. DE. R.L. 56145 - Credit       Mexico City             MEXICO
                              DE C.V.                                    Bureaus
89    10                    TRANSUNION KENYA LIMITED                     56145 - Credit       Nairobi                 KENYA
                                                                         Bureaus
90    10                    TRANSUNION NETHERLANDS I B.V.                551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
91    11                      TRANSUNION ASIA LIMITED                    56145 - Credit       Tsim Sha Tsui           HONG KONG
                                                                         Bureaus
92    12                        TRANSUNION COMPANY OF VIETNAM LTD.       56145 - Credit       Ho Chi Minh             VIETNAM
                                                                         Bureaus              City
93    12                        TRANSUNION INFORMATION TECHNOLOGY LTD.   56145 - Credit       Beijing                 CHINA,
                                                                         Bureaus                                      PEOPLES
                                                                                                                      REPUBLIC OF
94    11                      TRANSUNION LIMITED                         56145 - Credit       Tsim Sha Tsui           HONG KONG
                                                                         Bureaus
95    10                    TRANSUNION NETHERLANDS II B.V.               551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
96    11                      MOUSSORO PARTICIPACOES LTDA.               551112 - Offices of  Sao Paulo     SP        BRAZIL
                                                                         Other Holding
                                                                         Companies
97    11                      TRANSUNION AFRICA (PTY) LTD.               56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
98    12                        BEHEER EN BELEGGINGSMAATCHAPIJ STIVACO   551112 - Offices of  Rotterdam               NETHERLANDS
                                  B.V.                                   Other Holding
                                                                         Companies
99    13                          STS VAIL BEHEEREN ADMINISTRACION S.    56145 - Credit       Mexico City             MEXICO
                                    DE. R.L. DE C.V.                     Bureaus
100   13                          TRANS UNION (PRIVATE) LTD.             56145 - Credit       Harare                  ZIMBABWE
                                                                         Bureaus
101   12                        CAMPBELL'S  CONSUMER ENQUIRIES (PTY)     56145 - Credit       Johannesburg            SOUTH AFRICA
                                  LTD.                                   Bureaus
102   12                        COMMERCIAL INFORMATION AGENCY (PTY) LTD. 56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
103   12                        ELABADIA INVESTMENT (PROPRIETARY) LTD.   551112 - Offices of  Johannesburg            SOUTH AFRICA
                                                                         Other Holding
                                                                         Companies
104   13                          TRANS UNION HPI (PTY) LTD.             56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
105   12                        ITC - BOTSWANA (PTY) LTD.                56145 - Credit       Gaborone      BC        BOTSWANA
                                                                         Bureaus
106   12                        TRANS UNION HPI (PTY) LTD.               56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
107   12                        TRANSUNION ANALYTIC AND DECISION         56145 - Credit       Johannesburg            SOUTH AFRICA
                                  SERVICES (PTY) LTD.                    Bureaus
108   12                        TRANSUNION AUTO INFORMATION SOLUTIONS    56145 - Credit       Johannesburg            SOUTH AFRICA
                                  (PTY) LTD.                             Bureaus
109   13                          AUTOLOCATOR (PTY) LTD.                 56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
110   12                        TRANSUNION CGS (PTY) LTD.                56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
111   12                        TRANSUNION CREDIT BUREAU (PTY) LTD.      56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
112   12                        TRANSUNION CREDIT BUREAU NAMIBIA (PTY)   56145 - Credit       Windhoek                NAMBIA
                                  LTD.                                   Bureaus
113   12                        TRANSUNION ITC (PTY) LTD.                56145 - Credit       Manzini                 SWAZILAND
                                                                         Bureaus
114   12                        TRANSUNION MEAD & MCGROUTHER (PTY) LTD.  56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
115   11                      TRANSUNION INFORMATION SOLUTIONS INC.      56145 - Credit       Makati City             PHILIPPINES
                                                                         Bureaus
116   11                      TRANSUNION OF CANADA, INC.                 56145 - Credit       Toronto       ON        CANADA
                                                                         Bureaus
117   8                 TRANSUNION CONSUMER SOLUTIONS LLC                56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
118   8                 TRANSUNION FINANCING CORPORATION                 56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
119   8                 TRANSUNION HEALTHCARE LLC                        56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
120   9                   DIVERSIFIED DATA DEVELOPMENT CORPORATION       56145 - Credit       Chicago       IL        California
                                                                         Bureaus
121   9                   FINANCIAL HEALTHCARE SYSTEMS, LLC              56145 - Credit       Chicago       IL        Colorado
                                                                         Bureaus
122   8                 TRANSUNION INTELLIGENCE LLC                      56145 - Credit       Chicago       IL        Nevada
                                                                         Bureaus
123   8                 TRANSUNION INTERACTIVE, INC.                     56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
124   8                 TRANSUNION RENTAL SCREENING SOLUTIONS, INC.      56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
125   9                   CREDIT RETRIEVER LLC                           56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
126   8                 TRANSUNION TELEDATA, LLC                         56145 - Credit       Chicago       IL        Oregon
                                                                         Bureaus

                                                                                             TOTAL      TOTAL
                                                                                             VOTING     NON-VOTING
                                                                                             PERCENTAGE PERCENTAGE
ID  DEPTH  LEGAL ENTITY NAME                                                 COUNTRY         HELD       HELD       COMMENTS
----------------------------------------------------------------------------------------------------------------------------------
1     1    THE GOLDMAN SACHS GROUP, INC.                                     UNITED STATES     N/A         N/A     Top Entity
2     2      1000 DEAN INVESTOR LLC                                          UNITED STATES     N/A         N/A
3     2      77 WATER STREET MANAGEMENT CO. LLC                              UNITED STATES     N/A         N/A
4     2      986 E 181ST ST LIHTC LLC                                        UNITED STATES     N/A         N/A
5     2      ARCHON GEN-PAR, INC.                                            UNITED STATES     100         N/A
6     3        ARCHON GROUP, L.P.                                            UNITED STATES     N/A         N/A
7     4          ARCHON ACQUISITION, LLC                                     UNITED STATES     N/A         N/A
8     4          ARCHON ADMINISTRATIVE SERVICES, L.L.C.                      UNITED STATES     N/A         N/A
9     4          ARCHON INTERNATIONAL HOLDINGS, L.L.C.                       UNITED STATES     N/A         N/A
10    5            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA         MEXICO            N/A         N/A
11    4          ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.                 UNITED STATES     100         N/A
12    5            ARCHON RESIDENTIAL MANAGEMENT, L.P.                       UNITED STATES     N/A         N/A
13    4          ARCHON RESIDENTIAL MANAGEMENT, L.P.                         UNITED STATES     N/A         N/A
14    4          AVELO MORTGAGE, L.L.C.                                      UNITED STATES     N/A         N/A
15    4          AWH ARCHON GEN-PAR, L.L.C.                                  UNITED STATES     N/A         N/A
16    5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
17    4          BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                       UNITED STATES     N/A         N/A
18    4          GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA           MEXICO            N/A         N/A
19    2      ARCHON GROUP, L.P.                                              UNITED STATES     N/A         N/A
20    2      ARCHON INTERNATIONAL, INC.                                      UNITED STATES     100         N/A
21    3        ARCHON CAPITAL BANK DEUTSCHLAND GMBH                          GERMANY           100         N/A
22    4          ARCHON GROUP DEUTSCHLAND GMBH                               GERMANY           100         N/A
23    3        ARCHON GROUP ITALIA, S.R.L.                                   ITALY (OTHER)     100         N/A
24    4          SGC S.R.L. SOCIETA GESTIONE CREDITI                         ITALY (OTHER)     100         N/A
25    5            SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
26    5            SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL       ITALY (OTHER)     100         N/A
27    2      ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                      BERMUDA           100         N/A
28    2      ARROW CORPORATE MEMBER HOLDINGS LLC                             UNITED STATES     N/A         N/A
29    3        ARIEL INDEMNITY LIMITED                                       BERMUDA           100         N/A
30    3        GOLDMAN SACHS PROPERTY AND CASUALTY                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
31    4          ARIEL CORPORATE MEMBER LIMITED                              UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Redeemable
                                                                                                                   shares.
32    2      ARROW REINSURANCE COMPANY, LIMITED                              BERMUDA           100         N/A
33    2      AUGUSTA ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
34    3        AUGUSTA, L.P.                                                 UNITED STATES     N/A         N/A
35    2      BIRCHFIELD ESTATES LTD                                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
36    2      BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.             UNITED STATES     N/A         32
37    2      BRIDGE STREET 2011 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
38    3        BRIDGE STREET 2011, L.P.                                      UNITED STATES     N/A         N/A
39    2      BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                      CAYMAN ISLANDS    100         N/A
40    3        BRIDGE STREET 2011 OFFSHORE, L.P.                             CAYMAN ISLANDS    N/A         N/A
41    4          BRIDGE STREET 2011 OFFSHORE EDGEMARC, INC.                  UNITED STATES     100         N/A
42    2      BRIDGE STREET 2012 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
43    3        BRIDGE STREET 2012, L.P.                                      UNITED STATES     N/A         N/A
44    4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
45    2      BRIDGE STREET 2012 OFFSHORE ADVISORS, INC.                      UNITED STATES     100         N/A
46    3        BRIDGE STREET 2012 HOLDINGS, L.P.                             UNITED STATES     N/A         N/A
47    4          INTERLINE BRANDS, INC.                                      UNITED STATES     81          N/A
48    4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
49    5            TRANSUNION HOLDING COMPANY, INC.                          UNITED STATES     49          N/A
50    6              TRANSUNION CORP.                                        UNITED STATES     100         N/A
51    7                TRANS UNION LLC                                       UNITED STATES     N/A         N/A
52    8                  CENTRAL SOURCE, LLC                                 UNITED STATES     N/A         N/A
53    8                  DECISION SYSTEMS, INC.                              UNITED STATES     100         N/A
54    8                  NEW MANAGEMENT SERVICES, LLC                        UNITED STATES     N/A         N/A
55    8                  ONLINE DATA EXCHANGE, LLC                           UNITED STATES     N/A         N/A
56    8                  OPT-OUT SERVICES, LLC                               UNITED STATES     N/A         N/A
57    8                  SOLUCIONES DE INFORMATICA DE CENTROAMERICA (SICE),  GUATEMALA         100         N/A
                           S.A.
58    8                  TRANS UNION CENTRAL AMERICA, S.A.                   PANAMA            100         N/A
59    9                    TRANS UNION COSTA RICA, S.A.                      COSTA RICA        100         N/A
60    10                     TRANS UNION HONDURAS - BURO DE CREDITO, S.A.    HONDURAS          100         N/A
61    10                     TRANS UNION NICARAGUA, S.A.                     NICARAGUA         100         N/A
62    9                    TRANS UNION GUATEMALA, S.A.                       GUATEMALA         70          N/A
63    9                    TRANS UNION HONDURAS - BURO DE CREDITO, S.A.      HONDURAS          100         N/A
64    9                    TRANS UNION NICARAGUA, S.A.                       NICARAGUA         100         N/A
65    9                    TRANSUNION EL SALVADOR, S.A. DE C.V.              EL SALVADOR       99          N/A
66    8                  TRANS UNION CONTENT SOLUTIONS LLC                   UNITED STATES     N/A         N/A
67    8                  TRANS UNION DE MEXICO, S.A.                         MEXICO            25          N/A
68    9                    SERVICIOS Y ASESORIA SCOBC                        MEXICO            98          N/A
69    8                  TRANS UNION INTERNATIONAL INC.                      UNITED STATES     100         N/A
70    9                    CENTRO DE INFORMACION Y ESTUDIOS ESTRATEGICOS     DOMINICAN         94          N/A
                              EMPRESARIALES S.A.                             REPUBLIC
71    10                     TRANS UNION S.A.                                DOMINICAN         100         N/A
                                                                             REPUBLIC
72    9                    CREDIT INFORMATION BUREAU (INDIA) LIMITED         INDIA (OTHER)     27          N/A
73    9                    CREDIT REPORTING SERVICES LIMITED                 TRINIDAD & TOBAGO 65          N/A
74    9                    SOLUCIONES DE INFORMATICA DE CENTROAMERICA        GUATEMALA         100         N/A
                             (SICE), S.A.
75    9                    TRANS UNION CRIF DECISION SOLUTIONS LLC           UNITED STATES     N/A         N/A
76    9                    TRANS UNION DE PUERTO RICO, INC.                  PUERTO RICO       100         N/A
77    9                    TRANS UNION SOFTWARE SERVICES PRIVATE LIMITED     INDIA (OTHER)     100         N/A
78    9                    TRANSUNION COLOMBIA LTDA.                         COLOMBIA          N/A         N/A
79    9                    TRANSUNION CRIF DECISION SOLUTIONS S.A. DE C.V    MEXICO            50          N/A
80    9                    TRANSUNION INTERNATIONAL HOLDINGS, LLC            UNITED STATES     N/A         N/A
81    10                     TRANSUNION SOLUCIONES DE INFORMACION, S. DE R.L MEXICO            100         N/A
                               DE C.V
82    9                    TRANSUNION SOLUCIONES DE INFORMACION, S. DE R.L   MEXICO            100         N/A
                             DE C.V
83    9                    VAIL SYSTEMEN GROEP, B.V.                         NETHERLANDS       N/A         N/A
84    10                     D&B TRANSUNION ANALYTIC AND DECISIONSERVICES    INDIA (OTHER)     24          N/A
                               PRIVATE LIMITED
85    10                     DATABUSINESS S.A.                               CHILE             51          N/A
86    10                     MOUSSORO PARTICIPACOES LTDA.                    BRAZIL            100         N/A
87    11                       CRIVO SISTEMAS EM INFORMATICA LTDA.           BRAZIL            80          N/A
88    10                     STS VAIL BEHEEREN ADMINISTRACION S. DE. R.L. DE MEXICO            100         N/A
                               C.V.
89    10                     TRANSUNION KENYA LIMITED                        KENYA             100         N/A
90    10                     TRANSUNION NETHERLANDS I B.V.                   NETHERLANDS       100         N/A
91    11                       TRANSUNION ASIA LIMITED                       HONG KONG         100         N/A
92    12                         TRANSUNION COMPANY OF VIETNAM LTD.          VIETNAM           100         N/A
93    12                         TRANSUNION INFORMATION TECHNOLOGY LTD.      CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
94    11                       TRANSUNION LIMITED                            HONG KONG         56          N/A
95    10                     TRANSUNION NETHERLANDS II B.V.                  NETHERLANDS       100         N/A
96    11                       MOUSSORO PARTICIPACOES LTDA.                  BRAZIL            100         N/A
97    11                       TRANSUNION AFRICA (PTY) LTD.                  SOUTH AFRICA      100         N/A
98    12                         BEHEER EN BELEGGINGSMAATCHAPIJ STIVACO B.V. NETHERLANDS       100         N/A
99    13                           STS VAIL BEHEEREN ADMINISTRACION S. DE.   MEXICO            100         N/A
                                     R.L. DE C.V.
100   13                           TRANS UNION (PRIVATE) LTD.                ZIMBABWE          100         N/A
101   12                         CAMPBELL'S  CONSUMER ENQUIRIES (PTY) LTD.   SOUTH AFRICA      100         N/A
102   12                         COMMERCIAL INFORMATION AGENCY (PTY) LTD.    SOUTH AFRICA      100         N/A
103   12                         ELABADIA INVESTMENT (PROPRIETARY) LTD.      SOUTH AFRICA      100         N/A
104   13                           TRANS UNION HPI (PTY) LTD.                SOUTH AFRICA      100         N/A
105   12                         ITC - BOTSWANA (PTY) LTD.                   BOTSWANA          51          N/A
106   12                         TRANS UNION HPI (PTY) LTD.                  SOUTH AFRICA      100         N/A
107   12                         TRANSUNION ANALYTIC AND DECISION SERVICES   SOUTH AFRICA      100         N/A
                                   (PTY) LTD.
108   12                         TRANSUNION AUTO INFORMATION SOLUTIONS (PTY) SOUTH AFRICA      100         N/A
                                   LTD.
109   13                           AUTOLOCATOR (PTY) LTD.                    SOUTH AFRICA      70          N/A
110   12                         TRANSUNION CGS (PTY) LTD.                   SOUTH AFRICA      91          N/A
111   12                         TRANSUNION CREDIT BUREAU (PTY) LTD.         SOUTH AFRICA      90          N/A
112   12                         TRANSUNION CREDIT BUREAU NAMIBIA (PTY) LTD. NAMBIA            100         N/A
113   12                         TRANSUNION ITC (PTY) LTD.                   SWAZILAND         100         N/A
114   12                         TRANSUNION MEAD & MCGROUTHER (PTY) LTD.     SOUTH AFRICA      100         N/A
115   11                       TRANSUNION INFORMATION SOLUTIONS INC.         PHILIPPINES       80          N/A
116   11                       TRANSUNION OF CANADA, INC.                    CANADA            100         N/A
117   8                  TRANSUNION CONSUMER SOLUTIONS LLC                   UNITED STATES     N/A         N/A
118   8                  TRANSUNION FINANCING CORPORATION                    UNITED STATES     100         N/A
119   8                  TRANSUNION HEALTHCARE LLC                           UNITED STATES     N/A         N/A
120   9                    DIVERSIFIED DATA DEVELOPMENT CORPORATION          UNITED STATES     100         N/A
121   9                    FINANCIAL HEALTHCARE SYSTEMS, LLC                 UNITED STATES     N/A         N/A
122   8                  TRANSUNION INTELLIGENCE LLC                         UNITED STATES     N/A         N/A
123   8                  TRANSUNION INTERACTIVE, INC.                        UNITED STATES     100         N/A
124   8                  TRANSUNION RENTAL SCREENING SOLUTIONS, INC.         UNITED STATES     100         N/A
125   9                    CREDIT RETRIEVER LLC                              UNITED STATES     N/A         N/A
126   8                  TRANSUNION TELEDATA, LLC                            UNITED STATES     N/A         N/A

127   8                 VANTAGE SCORE SOLUTIONS LLC                      56145 - Credit       Stamford      CT        Delaware
                                                                         Bureaus
128   8                 VISIONARY SYSTEMS, INC.                          56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
129   9                   WORTHKNOWING INC.                              56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
130   3       BRIDGE STREET 2012 OFFSHORE, L.P.                          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
131   4         BRIDGE STREET 2012 OFFSHORE EAGLE WING INC.              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
132   2     BRIDGE STREET ASIA FUND, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
133   2     BRIDGE STREET FUND 1996, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
134   2     BRIDGE STREET FUND 2000, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
135   3       STONE STREET FUND 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
136   4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
137   2     BRIDGE STREET REAL ESTATE FUND 1996, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
138   2     BRIDGE STREET REAL ESTATE FUND 1998, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
139   2     BRIDGE STREET REAL ESTATE FUND 1999, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
140   2     BRIDGE STREET REAL ESTATE FUND 2000, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
141   3       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
142   4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
143   2     BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
144   3       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
145   4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
146   2     BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
147   2     BRIDGEWATER ODC, LLC                                         531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
148   2     BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
149   3       GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT     525990 - Other       Beijing                 CHINA,
                MANAGEMENT CO., LTD.                                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
150   2     BROAD STREET CONTROL ADVISORS, L.L.C.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
151   3       GUARD CONTROL PARTNERSHIP, L.P.                            525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
152   2     BROAD STREET ENERGY ADVISORS AIV-1, L.L.C.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
153   3       BROAD STREET ENERGY PARTNERS OFFSHORE - B AIV-1, L.P.      525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
154   3       BROAD STREET ENERGY PARTNERS OFFSHORE AIV-1, L.P.          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
155   4         BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
156   3       BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B AIV-1,   525990 - Other       NEW YORK      NY        CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
157   4         BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
158   2     BROAD STREET ENERGY ADVISORS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
159   3       BROAD STREET ENERGY PARTNERS AIV-1, L.P.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
160   3       BROAD STREET ENERGY PARTNERS OFFSHORE - B, L.P.            525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
161   3       BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B, L.P.    525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
162   3       BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
163   3       BROAD STREET ENERGY PARTNERS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
164   4         BSEP HYDROEDGE INC.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
165   4         GSCP VI HYDROEDGE HOLDINGS, L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
166   5           HYDROEDGE INTERMEDIATE HOLDINGS, L.L.C.                525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
167   2     BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                  525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
168   2     BROAD STREET PRINCIPAL INVESTMENTS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
169   2     CHX Holdings, Inc.                                           551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
170   3       CHICAGO STOCK EXCHANGE, INC.                               523210 - Securities  Chicago       IL        Delaware
                                                                         and Commodity
                                                                         Exchanges
171   3       CHXBD, LLC                                                 523110 - Investment  Chicago       IL        Delaware
                                                                         Banking and
                                                                         Securities Dealing
172   2     CIP 2011 PARTNERS ADVISORS, L.L.C.                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
173   3       CIP 2011 PARTNERS, L.P.                                    551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
174   3       CIP 2011-A PARTNERS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
175   2     CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                    551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
176   3       CIP 2011 PARTNERS OFFSHORE, L.P.                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
177   2     COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                    524130 - Reinsurance Washington    DC        District of
                                                                         Carriers                                     Columbia
178   3       CHARLESTON CAPITAL REINSURANCE, LLC                        524130 - Reinsurance Washington    DC        District of
                                                                         Carriers                                     Columbia
179   2     COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY              524113 - Direct Life Southborough  MA        Massachusetts
                                                                         Insurance Carriers
180   3       FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY           524113 - Direct Life Southborough  MA        Massachusetts
                                                                         Insurance Carriers
181   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                CORE FIXED INCOME FUND                                   Investment Funds
182   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                EQUITY INDEX FUND                                        Investment Funds
183   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                GOVERNMENT INCOME FUND                                   Investment Funds
184   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                GROWTH OPPORTUNITIES FUND                                Investment Funds
185   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID 525910 - Open-End    Wilmington    DE        Delaware
                CAP VALUE FUND                                           Investment Funds
186   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                MONEY MARKET FUND                                        Investment Funds
187   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                STRATEGIC GROWTH FUND                                    Investment Funds
188   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                STRATEGIC INTERNATIONAL EQUITY FUND                      Investment Funds
189   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                STRUCTURED U.S. EQUITY FUND                              Investment Funds
190   2     CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
191   2     DIRECT EDGE HOLDINGS LLC                                     551112 - Offices of  Jersey City   NJ        Delaware
                                                                         Other Holding
                                                                         Companies
192   3       DIRECT EDGE ECN LLC                                        523120 - Securities  Jersey City   NJ        Delaware
                                                                         Brokerage
193   3       DIRECT EDGE, INC.                                          523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
194   4         EDGA EXCHANGE, INC.                                      523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
195   4         EDGX EXCHANGE, INC.                                      523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
196   2     EASTPORT CAPITAL CORP.                                       524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
197   3       EPF FINANCIAL, LLC                                         524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
198   2     ELQ HOLDINGS (DEL) LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
199   3       ELQ HOLDINGS (UK) LTD                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
200   4         ELQ INVESTORS II LTD                                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
201   5           CANDLEWICK ASSET MANAGEMENT LIMITED                    525990 - Other       Berkshire     England   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
202   5           CDV-3, LTD.                                            525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
203   5           LUNDY GENPAR, LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
204   6             LUNDY, L.P.                                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
205   7               REMICH HOLDING I S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
206   7               REMICH HOLDING II S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
207   5           VESTRA WEALTH LLP                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
208   6             VESTRA ASSET MANAGEMENT LTD.                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
209   6             VESTRA CAPITAL LIMITED                               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
210   6             VESTRA INVESTMENTS LTD                               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
211   6             VESTRA NOMINEES LIMITED                              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
212   6             VESTRA US WEALTH MANAGEMENT LTD.                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
213   6             VESTRA WEALTH (JERSEY) LIMITED                       525990 - Other       St Helier               JERSEY
                                                                         Financial Vehicles
214   6             VESTRA WEALTH (JERSEY) NOMINEES LIMITED              525990 - Other       St Helier               JERSEY
                                                                         Financial Vehicles
215   6             VESTRA WEALTH LIMITED                                525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
216   4         ELQ INVESTORS III LTD                                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
217   3       GS CAPITAL FUNDING (UK) II LIMITED                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
218   4         GS CAPITAL FUNDING (CAYMAN) LIMITED                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
219   2     EPOCH SECURITIES, INC.                                       523110 - Investment  Southborough  MA        Delaware
                                                                         Banking and
                                                                         Securities Dealing
220   2     EQUILEND HOLDINGS LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
221   3       EQUILEND CANADA CORP.                                      523120 - Securities  Ontario                 CANADA
                                                                         Brokerage
222   3       EQUILEND EUROPE LIMITED                                    523120 - Securities  London                  UNITED
                                                                         Brokerage                                    KINGDOM
                                                                                                                      (OTHER)
223   3       EQUILEND LLC                                               523120 - Securities  New York      NY        Delaware
                                                                         Brokerage
224   2     ESSENT GROUP LTD.                                            551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
225   3       ESSENT REINSURANCE LTD.                                    524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
226   3       ESSENT US HOLDINGS, INC.                                   551112 - Offices of  Radnor        PA        Delaware
                                                                         Other Holding
                                                                         Companies
227   4         CUW SOLUTIONS, LLC                                       522292 - Real Estate Radnor        PA        Delaware
                                                                         Credit
228   4         ESSENT GUARANTY OF PA, INC.                              524126 - Direct      Radnor        PA        Pennsylvania
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
229   4         ESSENT GUARANTY, INC.                                    524126 - Direct      Radnor        PA        Pennsylvania
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
230   5           ESSENT SOLUTIONS, LLC                                  561499 - All Other   Radnor        PA        Delaware
                                                                         Business Support
                                                                         Services
231   2     FARRINGDON STREET (LUXEMBOURG) HOLDINGS S.A R.L.             551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
232   3       FARRINGDON STREET (LUXEMBOURG) S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
233   4         FARRINGDON STREET L.P.                                   531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
234   2     FARRINGDON STREET PARTNERS LIMITED                           531390 - Other       London                  UNITED
                                                                         activities related                           KINGDOM
                                                                         to real estate                               (OTHER)
235   3       FARRINGDON STREET (NOMINEE) LIMITED                        531390 - Other       London                  UNITED
                                                                         activities related                           KINGDOM
                                                                         to real estate                               (OTHER)
236   3       FARRINGDON STREET L.P.                                     531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
237   2     FBDC ADVISORS OFFSHORE, INC.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
238   3       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
239   3       FBDC INVESTORS OFFSHORE, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
240   4         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
241   2     FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
242   2     FEDERAL BOULEVARD, L.L.C.                                    531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
243   2     FRANKLIN HOLDINGS (BERMUDA), LTD.                            525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
244   2     FREEDOMPAY, INC.                                             525990 - Other       Newtown       PA        Delaware
                                                                         Financial Vehicles   Square
245   2     GCN CE HOLDINGS CORPORATION                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
246   3       GCN HOLDING (CANADA) ULC                                   525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
247   2     GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
248   3       GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                 551112 - Offices of  Central                 HONG KONG
                                                                         Other Holding
                                                                         Companies
249   4         GOLDMAN SACHS (ASIA) FINANCE                             523110 - Investment  Ebene                   MAURITIUS
                                                                         Banking and
                                                                         Securities Dealing
250   5           GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED       523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
251   5           GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED       523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
252   5           OHM OIL PTY LIMITED                                    525990 - Other       Sydney                  AUSTRALIA
                                                                         Financial Vehicles
253   4         GOLDMAN SACHS (ASIA) L.L.C.                              523110 - Investment  Central                 Delaware
                                                                         Banking and
                                                                         Securities Dealing
254   5           GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED       523110 - Investment  Beijing                 CHINA,
                                                                         Banking and                                  PEOPLES
                                                                         Securities Dealing                           REPUBLIC OF

127   8                  VANTAGE SCORE SOLUTIONS LLC                         UNITED STATES     N/A         N/A
128   8                  VISIONARY SYSTEMS, INC.                             UNITED STATES     100         N/A
129   9                    WORTHKNOWING INC.                                 UNITED STATES     100         N/A
130   3        BRIDGE STREET 2012 OFFSHORE, L.P.                             UNITED STATES     N/A         N/A
131   4          BRIDGE STREET 2012 OFFSHORE EAGLE WING INC.                 UNITED STATES     100         N/A
132   2      BRIDGE STREET ASIA FUND, L.P.                                   UNITED STATES     N/A         N/A
133   2      BRIDGE STREET FUND 1996, L.P.                                   UNITED STATES     N/A         N/A
134   2      BRIDGE STREET FUND 2000, L.P.                                   UNITED STATES     N/A         N/A
135   3        STONE STREET FUND 2000, L.P.                                  UNITED STATES     N/A         N/A
136   4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
137   2      BRIDGE STREET REAL ESTATE FUND 1996, L.P.                       UNITED STATES     N/A         N/A
138   2      BRIDGE STREET REAL ESTATE FUND 1998, L.P.                       UNITED STATES     N/A         N/A
139   2      BRIDGE STREET REAL ESTATE FUND 1999, L.P.                       UNITED STATES     N/A         N/A
140   2      BRIDGE STREET REAL ESTATE FUND 2000, L.P.                       UNITED STATES     N/A         N/A
141   3        STONE STREET REAL ESTATE FUND 2000, L.P.                      UNITED STATES     N/A         N/A
142   4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
143   2      BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.                UNITED STATES     N/A         N/A
144   3        BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.           UNITED STATES     N/A         N/A
145   4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
146   2      BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.             UNITED STATES     N/A         N/A
147   2      BRIDGEWATER ODC, LLC                                            UNITED STATES     N/A         N/A
148   2      BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC                  UNITED STATES     N/A         N/A
149   3        GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT        CHINA, PEOPLES    100         N/A
                 MANAGEMENT CO., LTD.                                        REPUBLIC OF
150   2      BROAD STREET CONTROL ADVISORS, L.L.C.                           UNITED STATES     N/A         N/A
151   3        GUARD CONTROL PARTNERSHIP, L.P.                               UNITED STATES     N/A         N/A
152   2      BROAD STREET ENERGY ADVISORS AIV-1, L.L.C.                      UNITED STATES     N/A         N/A
153   3        BROAD STREET ENERGY PARTNERS OFFSHORE - B AIV-1, L.P.         UNITED STATES     N/A         N/A
154   3        BROAD STREET ENERGY PARTNERS OFFSHORE AIV-1, L.P.             UNITED STATES     N/A         N/A
155   4          BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.         UNITED STATES     100         N/A
156   3        BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B AIV-1, L.P. UNITED STATES     N/A         N/A
157   4          BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.         UNITED STATES     100         N/A
158   2      BROAD STREET ENERGY ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
159   3        BROAD STREET ENERGY PARTNERS AIV-1, L.P.                      UNITED STATES     N/A         N/A
160   3        BROAD STREET ENERGY PARTNERS OFFSHORE - B, L.P.               UNITED STATES     N/A         N/A
161   3        BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B, L.P.       UNITED STATES     N/A         N/A
162   3        BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                   UNITED STATES     N/A         N/A
163   3        BROAD STREET ENERGY PARTNERS, L.P.                            UNITED STATES     N/A         N/A
164   4          BSEP HYDROEDGE INC.                                         UNITED STATES     100         N/A
165   4          GSCP VI HYDROEDGE HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
166   5            HYDROEDGE INTERMEDIATE HOLDINGS, L.L.C.                   UNITED STATES     N/A         N/A
167   2      BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                     UNITED STATES     N/A         N/A
168   2      BROAD STREET PRINCIPAL INVESTMENTS, L.L.C.                      UNITED STATES     N/A         N/A
169   2      CHX Holdings, Inc.                                              UNITED STATES     26          N/A
170   3        CHICAGO STOCK EXCHANGE, INC.                                  UNITED STATES     100         N/A
171   3        CHXBD, LLC                                                    UNITED STATES     N/A         N/A
172   2      CIP 2011 PARTNERS ADVISORS, L.L.C.                              UNITED STATES     N/A         N/A
173   3        CIP 2011 PARTNERS, L.P.                                       UNITED STATES     N/A         N/A
174   3        CIP 2011-A PARTNERS, L.P.                                     UNITED STATES     N/A         N/A
175   2      CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                       CAYMAN ISLANDS    100         N/A
176   3        CIP 2011 PARTNERS OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
177   2      COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                       UNITED STATES     100         N/A
178   3        CHARLESTON CAPITAL REINSURANCE, LLC                           UNITED STATES     N/A         N/A
179   2      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY                 UNITED STATES     100         N/A
180   3        FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY              UNITED STATES     100         N/A
181   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CORE   UNITED STATES     100         N/A
                 FIXED INCOME FUND
182   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS EQUITY UNITED STATES     100         N/A
                 INDEX FUND
183   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     100         N/A
                 GOVERNMENT INCOME FUND
184   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GROWTH UNITED STATES     100         N/A
                 OPPORTUNITIES FUND
185   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID    UNITED STATES     13          N/A
                 CAP VALUE FUND
186   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MONEY  UNITED STATES     100         N/A
                 MARKET FUND
187   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     61          N/A
                 STRATEGIC GROWTH FUND
188   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     46          N/A
                 STRATEGIC INTERNATIONAL EQUITY FUND
189   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     24          N/A
                 STRUCTURED U.S. EQUITY FUND
190   2      CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION                UNITED STATES     100         N/A
191   2      DIRECT EDGE HOLDINGS LLC                                        UNITED STATES     N/A         N/A
192   3        DIRECT EDGE ECN LLC                                           UNITED STATES     N/A         N/A
193   3        DIRECT EDGE, INC.                                             UNITED STATES     100         N/A
194   4          EDGA EXCHANGE, INC.                                         UNITED STATES     100         N/A
195   4          EDGX EXCHANGE, INC.                                         UNITED STATES     100         N/A
196   2      EASTPORT CAPITAL CORP.                                          UNITED STATES     100         N/A
197   3        EPF FINANCIAL, LLC                                            UNITED STATES     N/A         N/A
198   2      ELQ HOLDINGS (DEL) LLC                                          UNITED STATES     N/A         N/A
199   3        ELQ HOLDINGS (UK) LTD                                         UNITED KINGDOM    100         100
                                                                             (OTHER)
200   4          ELQ INVESTORS II LTD                                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
201   5            CANDLEWICK ASSET MANAGEMENT LIMITED                       UNITED KINGDOM    50          N/A
                                                                             (OTHER)
202   5            CDV-3, LTD.                                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
203   5            LUNDY GENPAR, LTD.                                        CAYMAN ISLANDS    50          N/A
204   6              LUNDY, L.P.                                             CAYMAN ISLANDS    N/A         N/A
205   7                REMICH HOLDING I S.A R.L.                             LUXEMBOURG        100         N/A
206   7                REMICH HOLDING II S.A R.L.                            LUXEMBOURG        100         N/A
207   5            VESTRA WEALTH LLP                                         UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
208   6              VESTRA ASSET MANAGEMENT LTD.                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
209   6              VESTRA CAPITAL LIMITED                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
210   6              VESTRA INVESTMENTS LTD                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
211   6              VESTRA NOMINEES LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
212   6              VESTRA US WEALTH MANAGEMENT LTD.                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
213   6              VESTRA WEALTH (JERSEY) LIMITED                          JERSEY            100         N/A
214   6              VESTRA WEALTH (JERSEY) NOMINEES LIMITED                 JERSEY            100         N/A
215   6              VESTRA WEALTH LIMITED                                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
216   4          ELQ INVESTORS III LTD                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
217   3        GS CAPITAL FUNDING (UK) II LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
218   4          GS CAPITAL FUNDING (CAYMAN) LIMITED                         CAYMAN ISLANDS    100         N/A
219   2      EPOCH SECURITIES, INC.                                          UNITED STATES     100         N/A
220   2      EQUILEND HOLDINGS LLC                                           UNITED STATES     N/A         N/A
221   3        EQUILEND CANADA CORP.                                         CANADA            100         N/A
222   3        EQUILEND EUROPE LIMITED                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
223   3        EQUILEND LLC                                                  UNITED STATES     N/A         N/A
224   2      ESSENT GROUP LTD.                                               BERMUDA           28          N/A
225   3        ESSENT REINSURANCE LTD.                                       BERMUDA           100         N/A
226   3        ESSENT US HOLDINGS, INC.                                      UNITED STATES     100         N/A
227   4          CUW SOLUTIONS, LLC                                          UNITED STATES     N/A         N/A
228   4          ESSENT GUARANTY OF PA, INC.                                 UNITED STATES     100         N/A
229   4          ESSENT GUARANTY, INC.                                       UNITED STATES     100         N/A
230   5            ESSENT SOLUTIONS, LLC                                     UNITED STATES     N/A         N/A
231   2      FARRINGDON STREET (LUXEMBOURG) HOLDINGS S.A R.L.                LUXEMBOURG        100         N/A
232   3        FARRINGDON STREET (LUXEMBOURG) S.A R.L.                       LUXEMBOURG        100         N/A
233   4          FARRINGDON STREET L.P.                                      UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
234   2      FARRINGDON STREET PARTNERS LIMITED                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
235   3        FARRINGDON STREET (NOMINEE) LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
236   3        FARRINGDON STREET L.P.                                        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
237   2      FBDC ADVISORS OFFSHORE, INC.                                    CAYMAN ISLANDS    100         N/A
238   3        FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                        CAYMAN ISLANDS    N/A         N/A
239   3        FBDC INVESTORS OFFSHORE, L.P.                                 CAYMAN ISLANDS    N/A         N/A
240   4          FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                      CAYMAN ISLANDS    N/A         N/A
241   2      FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                          CAYMAN ISLANDS    N/A         N/A
242   2      FEDERAL BOULEVARD, L.L.C.                                       UNITED STATES     N/A         N/A
243   2      FRANKLIN HOLDINGS (BERMUDA), LTD.                               BERMUDA           20          N/A
244   2      FREEDOMPAY, INC.                                                UNITED STATES     32          N/A
245   2      GCN CE HOLDINGS CORPORATION                                     UNITED STATES     100         N/A
246   3        GCN HOLDING (CANADA) ULC                                      UNITED STATES     39          N/A
247   2      GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                    UNITED STATES     N/A         N/A
248   3        GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                    HONG KONG         100         N/A
249   4          GOLDMAN SACHS (ASIA) FINANCE                                MAURITIUS         100         N/A
250   5            GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED          INDIA (OTHER)     100         N/A
251   5            GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED          CAYMAN ISLANDS    100         N/A
252   5            OHM OIL PTY LIMITED                                       AUSTRALIA         N/A         N/A     The direct
                                                                                                                   holder is
                                                                                                                   a Non-Member
                                                                                                                   Manager
253   4          GOLDMAN SACHS (ASIA) L.L.C.                                 HONG KONG         N/A         N/A
254   5            GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED          CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF

255   4         GOLDMAN SACHS (ASIA) SECURITIES LIMITED                  523120 - Securities  Hong Kong               HONG KONG
                                                                         Brokerage
256   4         GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
257   5           KPL FUNDING LIMITED                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
258   4         GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED           523110 - Investment  Federal Territory of    MALAYSIA
                                                                         Banking and          Labuan                  (OTHER)
                                                                         Securities Dealing
259   4         GOLDMAN SACHS (MALAYSIA) SDN. BHD.                       523920 - Portfolio   Kuala Lumpur            MALAYSIA
                                                                         Management                                   (OTHER)
260   4         GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.          551112 - Offices of  Singapore               SINGAPORE
                                                                         Other Holding
                                                                         Companies
261   5           GOLDMAN SACHS (SINGAPORE) PTE                          523110 - Investment  Singapore               SINGAPORE
                                                                         Banking and
                                                                         Securities Dealing
262   5           GOLDMAN SACHS FUTURES PTE LTD                          523999 -             Singapore               SINGAPORE
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
263   5           GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE) PTE. LTD.  523110 - Investment  Singapore               SINGAPORE
                                                                         Banking and
                                                                         Securities Dealing
264   5           GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.            551114 - Corporate,  Singapore               SINGAPORE
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
265   5           J. ARON & COMPANY (SINGAPORE) PTE.                     523130 - Commodity   Singapore               SINGAPORE
                                                                         Contracts Dealing
266   4         GOLDMAN SACHS FUTURES (ASIA) LIMITED                     523140 - Commodity   Central                 HONG KONG
                                                                         Contracts Brokerage
267   2     GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                       551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
268   3       ELBE FUNDING LIMITED                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
269   4         RHYS TRUST                                               523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
270   5           SAPIEN LIMITED                                         525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
271   6             SARGASSO LIMITED                                     525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
272   3       GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
273   4         BEESTON INVESTMENTS LIMITED                              523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
274   4         PT GOLDMAN SACHS INDONESIA                               551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
275   3       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
276   3       GOLDMAN SACHS AG                                           522110 - Commercial  Frankfurt am            GERMANY
                                                                         Banking              Main
277   4         GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                    525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
278   5           EACCESS HOLDINGS L.L.C.                                551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
279   5           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
280   6             FS Invest S.a r.l.                                   525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
281   6             GS 2000-I, L.L.C.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
282   7               GOLDMAN SACHS 1, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
283   7               GOLDMAN SACHS 5, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
284   6             GSCP 2000 GMBH CCH HOLDING I                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
285   6             GSCP 2000 GMBH CCH HOLDING II                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
286   6             GSCP GMBH CEBRIDGE HOLDING CORP. II                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
287   6             SUNGARD CAPITAL CORP.                                51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
288   7               SUNGARD CAPITAL CORP. II                           51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
289   4         GOLDMAN, SACHS MANAGEMENT GP GMBH                        525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
290   5           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
291   5           GS CAPITAL PARTNERS V GMBH & CO. KG                    525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
292   6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
293   7               Nybrojarl New1 AB                                  525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
294   8                 AHLSELL AB (PUBL)                                525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
295   9                   Nybrojarl New3 AB                              525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
296   10                    NYBROJARL HOLDING AB                         525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
297   11                      NYBROJARL INVEST AB                        525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
298   6             ARAMARK HOLDINGS CORPORATION                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
299   6             ATHENA PIKCO LUX S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
300   7               PRYSMIAN (LUX) S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
301   6             DEJAKOO CAYMAN I CORP.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
302   7               GS DEJAKOO, L.L.C.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
303   6             EDUCATION MANAGEMENT CORPORATION                     525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
304   6             FS Invest S.a r.l.                                   525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
305   6             GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
306   7               GOLDMAN SACHS 1, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
307   7               GOLDMAN SACHS 2, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
308   7               GOLDMAN SACHS 3, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
309   7               GOLDMAN SACHS 4, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
310   7               GOLDMAN SACHS 5, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
311   6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
312   6             GSCP V EDMC GP, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
313   7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
314   8                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
315   6             GSCP V EDMC HOLDINGS, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
316   6             GSCP V GERMANY KNIGHT HOLDINGS CORP.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
317   7               GSCP V GERMANY KNIGHT HOLDINGS, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
318   6             GSCP V GMBH KNIGHT HOLDINGS                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
319   7               GSCP V GERMANY KNIGHT HOLDINGS, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
320   6             MULBERRY HOLDINGS I, LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
321   7               HEALTHMARKETS, INC.                                524114 - Direct      North         TX        Delaware
                                                                         Health and Medical   Richland
                                                                         Insurance Carriers   Hills
322   6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
323   6             SEVRES II S.A.R.L.                                   525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
324   7               MEDIANNUAIRE HOLDING                               525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
325   6             SUNGARD CAPITAL CORP.                                51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
326   6             SUPERLIFT HOLDING S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
327   4         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
328   4         GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP   525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
329   4         GSCP III MANAGING PARTNER AG & CO. KG                    551112 - Offices of  Frankfurt am            GERMANY
                                                                         Other Holding        Main
                                                                         Companies
330   5           GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW            525990 - Other       Frankfurt am            GERMANY
                    PARTNERSHIP                                          Financial Vehicles   Main
331   4         Goldman Sachs Gives gemeinnutzige GmbH                   523991 - Trust,      Frankfurt am            GERMANY
                                                                         Fiduciary, and       Main
                                                                         Custody Activities
332   3       GOLDMAN SACHS GLOBAL SERVICES II LIMITED                   541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
333   4         GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                  54121 - Accounting,  Tortola                 BRITISH
                                                                         Tax Preparation,                             VIRGIN
                                                                         Bookkeeping and                              ISLANDS
                                                                         Payroll Services
334   3       HILLTOP INVESTMENTS LIMITED                                523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
335   3       LORRAINE FUNDING LIMITED                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
336   4         CHILTERN TRUST                                           523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
337   3       PT GOLDMAN SACHS INDONESIA                                 551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
338   2     GOLDMAN SACHS (CHINA) L.L.C.                                 551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
339   2     GOLDMAN SACHS (NETHERLANDS) B.V.                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
340   3       GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                      523930 - Investment  Madrid                  SPAIN
                                                                         Advice
341   2     GOLDMAN SACHS (UK) L.L.C.                                    551112 - Offices of  London                  Delaware
                                                                         Other Holding
                                                                         Companies
342   3       GOLDMAN SACHS BANK (EUROPE) PLC                            522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
343   3       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
344   4         AMAGANSETT FINANCING LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
345   4         FLEET TRADE & TRANSPORT LIMITED                          523130 - Commodity   London                  UNITED
                                                                         Contracts Dealing                            KINGDOM
                                                                                                                      (OTHER)
346   4         GOLDMAN SACHS (MONACO) S.A.M.                            523930 - Investment  Monaco                  MONACO
                                                                         Advice
347   4         GOLDMAN SACHS (RUSSIA)                                   523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
348   4         GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL             523920 - Portfolio   London                  UNITED
                                                                         Management                                   KINGDOM
                                                                                                                      (OTHER)
349   5           AUSTRALIA ENHANCED INCOME II MASTER COMPANY (IRELAND)  525990 - Other       Dublin                  IRELAND
                    LIMITED                                              Financial Vehicles
350   5           GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST        525910 - Open-End    London                  CAYMAN
                                                                         Investment Funds                             ISLANDS
351   5           GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN     525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
352   5           GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
353   5           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
354   5           GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF      525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)               Investment Funds
355   6             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
356   5           GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A SUBFUND OF 525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)               Investment Funds
357   5           GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
358   5           GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
359   5           GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
360   5           GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND   (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC) Investment Funds
361   6             CCIF LOANS LIMITED                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
362   5           GOLDMAN SACHS CUSTOM STERLING LIQUIDITY FUND (A SUB    525990 - Other       Dublin                  IRELAND
                    FUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS, PLC)      Financial Vehicles
363   5           GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A SUBFUND   525910 - Open-End    Dublin                  IRELAND
                   OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)             Investment Funds
364   5           GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
365   5           GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL FEEDER (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)               Investment Funds
366   5           GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO              525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
367   5           GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND (A  525910 - Open-End    Dublin                  IRELAND
                    SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)            Investment Funds
368   5           GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF 525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMANS SACHS FUNDS, PLC                        Investment Funds
369   5           GOLDMAN SACHS EURO MONEY MARKET FUND  (A SUB-FUND OF   525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS MONEY MARKET FUNDS)                    Investment Funds
370   5           GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
371   5           GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO (A  525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
372   5           GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
373   5           GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
374   5           GOLDMAN SACHS EUROPE HIGH INCOME BOND PORTFOLIO        525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
375   5           GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN   525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
376   5           GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO  525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
377   5           GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC            525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
378   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS CORE EQUITY PORTFOLIO                        Investment Funds
379   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS CORPORATE BOND PORTFOLIO                     Investment Funds
380   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS DEBT PORTFOLIO                               Investment Funds
381   5           GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND  (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
382   5           GOLDMAN SACHS GIVI EUROPE EQUITY PORTFOLIO             525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds

255   4          GOLDMAN SACHS (ASIA) SECURITIES LIMITED                     HONG KONG         100         N/A
256   4          GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                   HONG KONG         100         N/A
257   5            KPL FUNDING LIMITED                                       CAYMAN ISLANDS    100         N/A
258   4          GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED              MALAYSIA (OTHER)  100         N/A
259   4          GOLDMAN SACHS (MALAYSIA) SDN. BHD.                          MALAYSIA (OTHER)  100         N/A
260   4          GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.             SINGAPORE         100         N/A
261   5            GOLDMAN SACHS (SINGAPORE) PTE                             SINGAPORE         79          N/A
262   5            GOLDMAN SACHS FUTURES PTE LTD                             SINGAPORE         100         N/A
263   5            GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE) PTE. LTD.     SINGAPORE         100         N/A
264   5            GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.               SINGAPORE         100         N/A
265   5            J. ARON & COMPANY (SINGAPORE) PTE.                        SINGAPORE         100         N/A
266   4          GOLDMAN SACHS FUTURES (ASIA) LIMITED                        HONG KONG         100         N/A
267   2      GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                          CAYMAN ISLANDS    100         N/A
268   3        ELBE FUNDING LIMITED                                          CAYMAN ISLANDS    100         N/A
269   4          RHYS TRUST                                                  JERSEY            N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   is a Trustee.
270   5            SAPIEN LIMITED                                            JERSEY            100         N/A
271   6              SARGASSO LIMITED                                        JERSEY            100         N/A
272   3        GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                           UNITED STATES     N/A         N/A
273   4          BEESTON INVESTMENTS LIMITED                                 CAYMAN ISLANDS    100         N/A
274   4          PT GOLDMAN SACHS INDONESIA                                  INDIA (OTHER)     100         N/A
275   3        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                  UNITED STATES     N/A         N/A
276   3        GOLDMAN SACHS AG                                              GERMANY           100         N/A
277   4          GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
278   5            EACCESS HOLDINGS L.L.C.                                   UNITED STATES     N/A         N/A
279   5            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG       GERMANY           N/A         N/A
280   6              FS Invest S.a r.l.                                      LUXEMBOURG        44          N/A
281   6              GS 2000-I, L.L.C.                                       UNITED STATES     N/A         N/A
282   7                GOLDMAN SACHS 1, L.P.                                 CAYMAN ISLANDS    N/A         N/A
283   7                GOLDMAN SACHS 5, L.P.                                 CAYMAN ISLANDS    N/A         N/A
284   6              GSCP 2000 GMBH CCH HOLDING I                            CAYMAN ISLANDS    100         N/A
285   6              GSCP 2000 GMBH CCH HOLDING II                           CAYMAN ISLANDS    100         N/A
286   6              GSCP GMBH CEBRIDGE HOLDING CORP. II                     CAYMAN ISLANDS    100         N/A
287   6              SUNGARD CAPITAL CORP.                                   UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   A-4 shares.
288   7                SUNGARD CAPITAL CORP. II                              UNITED STATES     100         N/A
289   4          GOLDMAN, SACHS MANAGEMENT GP GMBH                           GERMANY           100         N/A
290   5            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG       GERMANY           N/A         N/A
291   5            GS CAPITAL PARTNERS V GMBH & CO. KG                       GERMANY           N/A         N/A
292   6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
293   7                Nybrojarl New1 AB                                     SWEDEN            100         N/A
294   8                  AHLSELL AB (PUBL)                                   SWEDEN            100         N/A
295   9                    Nybrojarl New3 AB                                 SWEDEN            100         N/A
296   10                     NYBROJARL HOLDING AB                            SWEDEN            100         N/A
297   11                       NYBROJARL INVEST AB                           SWEDEN            100         N/A
298   6              ARAMARK HOLDINGS CORPORATION                            UNITED STATES     20          N/A
299   6              ATHENA PIKCO LUX S.A R.L.                               LUXEMBOURG        100         N/A
300   7                PRYSMIAN (LUX) S.A R.L.                               LUXEMBOURG        100         N/A
301   6              DEJAKOO CAYMAN I CORP.                                  CAYMAN ISLANDS    100         N/A
302   7                GS DEJAKOO, L.L.C.                                    UNITED STATES     N/A         N/A
303   6              EDUCATION MANAGEMENT CORPORATION                        UNITED STATES     42          N/A
304   6              FS Invest S.a r.l.                                      LUXEMBOURG        44          N/A
305   6              GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
306   7                GOLDMAN SACHS 1, L.P.                                 CAYMAN ISLANDS    N/A         N/A
307   7                GOLDMAN SACHS 2, L.P.                                 CAYMAN ISLANDS    N/A         N/A
308   7                GOLDMAN SACHS 3, L.P.                                 CAYMAN ISLANDS    N/A         N/A
309   7                GOLDMAN SACHS 4, L.P.                                 CAYMAN ISLANDS    N/A         N/A
310   7                GOLDMAN SACHS 5, L.P.                                 CAYMAN ISLANDS    N/A         N/A
311   6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
312   6              GSCP V EDMC GP, L.L.C.                                  UNITED STATES     N/A         N/A
313   7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
314   8                  EDUCATION MANAGEMENT CORPORATION                    UNITED STATES     42          N/A
315   6              GSCP V EDMC HOLDINGS, L.P.                              UNITED STATES     N/A         N/A
316   6              GSCP V GERMANY KNIGHT HOLDINGS CORP.                    UNITED STATES     100         N/A
317   7                GSCP V GERMANY KNIGHT HOLDINGS, L.P.                  UNITED STATES     N/A         N/A
318   6              GSCP V GMBH KNIGHT HOLDINGS                             CAYMAN ISLANDS    100         N/A
319   7                GSCP V GERMANY KNIGHT HOLDINGS, L.P.                  UNITED STATES     N/A         N/A
320   6              MULBERRY HOLDINGS I, LLC                                UNITED STATES     N/A         N/A
321   7                HEALTHMARKETS, INC.                                   UNITED STATES     20          N/A
322   6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
323   6              SEVRES II S.A.R.L.                                      UNITED KINGDOM    73          73
                                                                             (OTHER)
324   7                MEDIANNUAIRE HOLDING                                  FRANCE (OTHER)    29          N/A
325   6              SUNGARD CAPITAL CORP.                                   UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   A-4 shares.
326   6              SUPERLIFT HOLDING S.A R.L.                              LUXEMBOURG        44          N/A
327   4          GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG         GERMANY           N/A         N/A
328   4          GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP      GERMANY           N/A         N/A
329   4          GSCP III MANAGING PARTNER AG & CO. KG                       GERMANY           N/A         N/A
330   5            GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP   GERMANY           N/A         N/A
331   4          Goldman Sachs Gives gemeinnutzige GmbH                      GERMANY           100         N/A
332   3        GOLDMAN SACHS GLOBAL SERVICES II LIMITED                      CAYMAN ISLANDS    100         N/A
333   4          GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                     BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
334   3        HILLTOP INVESTMENTS LIMITED                                   CAYMAN ISLANDS    100         N/A
335   3        LORRAINE FUNDING LIMITED                                      CAYMAN ISLANDS    100         N/A
336   4          CHILTERN TRUST                                              JERSEY            N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   is a Trustee.
337   3        PT GOLDMAN SACHS INDONESIA                                    INDIA (OTHER)     100         N/A
338   2      GOLDMAN SACHS (CHINA) L.L.C.                                    UNITED STATES     N/A         N/A
339   2      GOLDMAN SACHS (NETHERLANDS) B.V.                                NETHERLANDS       100         N/A
340   3        GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                         SPAIN             100         N/A
341   2      GOLDMAN SACHS (UK) L.L.C.                                       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
342   3        GOLDMAN SACHS BANK (EUROPE) PLC                               IRELAND           100         N/A
343   3        GOLDMAN SACHS GROUP HOLDINGS (U.K.)                           UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Preferred
                                                                                                                   shares.
344   4          AMAGANSETT FINANCING LIMITED                                CAYMAN ISLANDS    100         N/A
345   4          FLEET TRADE & TRANSPORT LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
346   4          GOLDMAN SACHS (MONACO) S.A.M.                               MONACO            99          N/A
347   4          GOLDMAN SACHS (RUSSIA)                                      UNITED KINGDOM    99          N/A
                                                                             (OTHER)
348   4          GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary B
                                                                                                                   shares.
349   5            AUSTRALIA ENHANCED INCOME II MASTER COMPANY (IRELAND)     IRELAND           N/A         N/A     The direct
                     LIMITED                                                                                       holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
350   5            GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST           UNITED KINGDOM    N/A         N/A     The direct
                                                                             (OTHER)                               holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
351   5            GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  LUXEMBOURG        N/A         N/A     The direct
                     FUNDS)                                                                                        holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
352   5            GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II           IRELAND           N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
353   5            GOLDMAN SACHS BANK (EUROPE) PLC                           IRELAND           100         N/A
354   5            GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF GOLDMAN IRELAND           N/A         N/A     The direct
                     SACHS INSTITUTIONAL FUNDS PLC)                                                                holder has
                                                                                                                   Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
355   6              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC             IRELAND           10          N/A
356   5            GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A SUBFUND OF    IRELAND           N/A         N/A     The direct
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
357   5            GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN SACHS LUXEMBOURG        N/A         N/A     The direct holder
                     FUNDS)                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
358   5            GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
359   5            GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
360   5            GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND   (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
361   6              CCIF LOANS LIMITED                                      IRELAND           100         N/A
362   5            GOLDMAN SACHS CUSTOM STERLING LIQUIDITY FUND (A SUB FUND  IRELAND           N/A         N/A
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS, PLC)
363   5            GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A SUBFUND OF   IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
364   5            GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST         CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
365   5            GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL FEEDER (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
366   5            GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO                 LUXEMBOURG        N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
367   5            GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND (A     IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
368   5            GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF    IRELAND           N/A         N/A     The direct holder
                     THE GOLDMANS SACHS FUNDS, PLC                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
369   5            GOLDMAN SACHS EURO MONEY MARKET FUND  (A SUB-FUND OF      IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS MONEY MARKET FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
370   5            GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
371   5            GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO (A     LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
372   5            GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND OF  LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
373   5            GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
374   5            GOLDMAN SACHS EUROPE HIGH INCOME BOND PORTFOLIO           LUXEMBOURG        N/A         N/A
375   5            GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN      LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
376   5            GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO     LUXEMBOURG        N/A         N/A
377   5            GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC               IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
378   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS CORE EQUITY PORTFOLIO                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
379   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS CORPORATE BOND PORTFOLIO                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
380   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS DEBT PORTFOLIO                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
381   5            GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND  (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
382   5            GOLDMAN SACHS GIVI EUROPE EQUITY PORTFOLIO                LUXEMBOURG        N/A         N/A

383   5           GOLDMAN SACHS GIVI GLOBAL EQUITY - GROWTH MARKETS TILT 525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO                                            Investment Funds
384   5           GOLDMAN SACHS GIVI GROWTH & EMERGING MARKETS EQUITY    525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO                                            Investment Funds
385   5           GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
386   5           GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR    525910 - Open-End    George Town             CAYMAN
                    QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
387   5           GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR    525910 - Open-End    George Town             CAYMAN
                    QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
388   5           GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
389   5           GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED) (A   525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
390   5           GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A      525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
391   5           GOLDMAN SACHS GLOBAL CURRENCY FUND                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
392   5           GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
393   5           GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
394   5           GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A        525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
395   5           GOLDMAN SACHS GLOBAL EQUITY LEADERS PORTFOLIO          525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
396   5           GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO         525910 - Open-End    Luxembourg              LUXEMBOURG
                    (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND  Investment Funds
                    OF GOLDMAN SACHS FUNDS)
397   5           GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
398   5           GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO       525910 - Open-End    Luxembourg              LUXEMBOURG
                    (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)          Investment Funds
399   5           GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND 525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
400   5           GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED)   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
401   5           GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
402   5           GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II  (A       525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
403   5           GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND 525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
404   5           GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND            525910 - Open-End    London                  IRELAND
                                                                         Investment Funds
405   5           GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
406   5           GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND PORTFOLIO   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
407   5           GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION         525910 - Open-End    Dublin                  IRELAND
                    FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND        Investment Funds
408   5           GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND  525910 - Open-End    Dublin                  IRELAND
                    OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)            Investment Funds
409   5           GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO (A  525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS II)                   Investment Funds
410   5           GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
411   5           GOLDMAN SACHS GMS EMERGING MARKETS EQUITY PORTFOLIO (A 525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS II)                   Investment Funds
412   5           GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS II)                           Investment Funds
413   5           GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS II)                           Investment Funds
414   5           GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II SICAV)                        Investment Funds
415   5           GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II)                              Investment Funds
416   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS BROAD EQUITY   525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
417   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS DEBT LOCAL     525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
418   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS EQUITY         525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
419   5           GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A   525910 - Open-End    George Town             CAYMAN
                    SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT       Investment Funds                             ISLANDS
                    TRUST)
420   5           GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
421   5           GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
422   5           GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
423   5           GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
424   5           GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
425   5           GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
426   5           GOLDMAN SACHS LIBERTY HARBOR OPPORTUNISTIC CORPORATE   525910 - Open-End    Luxembourg              LUXEMBOURG
                    BOND PORTFOLIO                                       Investment Funds
427   5           GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND OF      525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
428   5           GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
429   5           GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND  525910 - Open-End    Dublin                  IRELAND
                    (A SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS    Investment Funds
                    PLC)
430   5           GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
431   5           GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS         525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds
432   5           GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO (A 525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
433   5           GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
434   5           GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND 525910 - Open-End    Dublin                  IRELAND
                    (A SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)        Investment Funds
435   5           GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A         525910 - Open-End    Dublin                  IRELAND
                   SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)            Investment Funds
436   5           GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND II        525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds
437   5           GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
438   5           GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II)                              Investment Funds
439   5           GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY FUND    525910 - Open-End    Chicago       IL        Delaware
                                                                         Investment Funds
440   6             GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.       525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
441   5           GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A SUBFUND OF   525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
442   5           GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF        525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
443   5           GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO  (A     525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)               Investment Funds
444   5           GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
445   5           GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
446   5           GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO  525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
447   5           GOLDMAN SACHS US REAL ESTATE BALANCED PORTFOLIO        525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
448   5           GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
449   5           GOLDMAN SACHS US SUPERCONCENTRATED GROWTH PORTFOLIO    525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
450   5           GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
451   5           GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A       525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
452   5           GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF  525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMAN SACHS FUNDS, PLC                         Investment Funds
453   5           GOLDMAN SACHS US$ MONEY MARKET FUND  (A SUBFUND OF     525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS MONEY MARKET FUNDS)                    Investment Funds
454   5           GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A     525910 - Open-End    Dublin                  IRELAND
                    SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)            Investment Funds
455   5           GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF 525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMANS SACHS FUNDS, PLC)                       Investment Funds
456   5           GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
457   5           GS MULTI-ASSET BALANCE FUND 4                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
458   5           GS Multi-Asset Balance Fund 3                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
459   5           GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
460   5           GSAMI China Equity Portfolio (a sub-fund of GSAMI      525910 - Open-End    Dublin                  IRELAND
                    China Funds, Public Limited Company)                 Investment Funds
461   5           Goldman Sachs Brazil Equity Portfolio (A Subfund of    525910 - Open-End    Luxembourg              LUXEMBOURG
                    Goldman Sachs Funds)                                 Investment Funds
462   4         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
463   4         GOLDMAN SACHS HOLDINGS (U.K.)                            551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
464   5           DUNVEGAN INVESTMENTS, LTD.                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
465   5           FORRES LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
466   6             FORRES INVESTMENTS LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
467   5           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED 523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
468   6             BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
469   5           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
470   5           GOLDMAN SACHS INTERNATIONAL                            523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
471   6             ARES FINANCE S.r.l.                                  525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
472   6             AVK Rohr Limited                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
473   6             DUNVEGAN INVESTMENTS, LTD.                           523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
474   6             FALCON FINANCE LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
475   6             GOLDMAN SACHS (CAYMAN) LIMITED                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
476   6             GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE   525910 - Open-End    Grand Cayman            CAYMAN
                      LIMITED                                            Investment Funds                             ISLANDS
477   6             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
478   6             GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
479   6             GOLDMAN SACHS EUROPE LIMITED                         523930 - Investment  Saint Helier            UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
480   6             GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
481   7               COOLMORE SPMA LIMITED                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
482   8                 MA COOLMORE LIMITED                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
483   9                   COOLMORE TRADING LIMITED                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
484   7               MA ALTERNATIVE BETA TREND UCITS LIMITED            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
485   7               MA GOLDMAN SACHS ALTERNATIVE BETA CONVERTIBLE      525990 - Other       George Town             CAYMAN
                        ARBITRAGE LIMITED                                Financial Vehicles                           ISLANDS
486   7               MA GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG      525990 - Other       George Town             CAYMAN
                        SHORT LIMITED                                    Financial Vehicles                           ISLANDS
487   7               MA GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN     525990 - Other       George Town             CAYMAN
                        LIMITED                                          Financial Vehicles                           ISLANDS
488   7               MA GOLDMAN SACHS ALTERNATIVE BETA MACRO LIMITED    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
489   7               MA GOLDMAN SACHS ALTERNATIVE BETA RELATIVE VALUE   525990 - Other       George Town             CAYMAN
                        LIMITED                                          Financial Vehicles                           ISLANDS
490   7               SIGNUM MANAGED ACCOUNT I LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
491   6             GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED          523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
492   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - DYNAMO-J11   525910 - Open-End    Luxembourg              LUXEMBOURG
                      V12 PORTFOLIO                                      Investment Funds
493   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL       525910 - Open-End    Luxembourg              LUXEMBOURG
                      TRACKER PORTFOLIO                                  Investment Funds
494   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GOLDMAN      525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER JPY       Investment Funds
                      STRATEGY PORTFOLIO
495   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GSQUARTIX    525910 - Open-End    Luxembourg              LUXEMBOURG
                      ENHANCED STRATEGY ON THE DOW JONES - UBS COMMODITY Investment Funds
                      INDEX MANAGED BY CLIVE CAPITAL
496   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI     525910 - Open-End    Luxembourg              LUXEMBOURG
                      ENHANCED STRATEGY PORTFOLIO                        Investment Funds
497   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI     525910 - Open-End    Luxembourg              LUXEMBOURG
                      LIGHT ENERGY PORTFOLIO                             Investment Funds
498   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC   525910 - Open-End    Luxembourg              LUXEMBOURG
                      MI VOLTAR4 (10-11) PORTFOLIO                       Investment Funds
499   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC   525910 - Open-End    Luxembourg              LUXEMBOURG
                      MI VOLTAR4 (15-11) PORTFOLIO                       Investment Funds
500   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS-DYNAMO-J11 V5  525910 - Open-End    Luxembourg              LUXEMBOURG
                      PORTFOLIO                                          Investment Funds
501   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS-GLOBAL TRACKER 525910 - Open-End    Luxembourg              LUXEMBOURG
                      PORTFOLIO II                                       Investment Funds
502   6             GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN      525910 - Open-End    Dublin                  IRELAND
                      SACHS DIVIDEND-LINKED EQUITY INCOME PORTFOLIO      Investment Funds
503   6             GOLDMAN SACHS STRUCTURED INVESTMENT SICAV - GOLDMAN  525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA MACRO UCITS PORTFOLIO       Investment Funds
504   6             GOLDMAN SACHS STRUCTURED INVESTMENTS II SICAV -      525910 - Open-End    Luxembourg              LUXEMBOURG
                      GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX ETF    Investment Funds
                      PORTFOLIO
505   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS   525910 - Open-End    Luxembourg              LUXEMBOURG
                      NIFTY 50 DEVELOPED MARKETS PORTFOLIO               Investment Funds
506   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS   525910 - Open-End    Luxembourg              LUXEMBOURG
                      NIFTY 50 EMERGING MARKETS PORTFOLIO                Investment Funds
507   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      DYNAMO-CHF PORTFOLIO                               Investment Funds
508   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO      Investment Funds
509   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA COMPOSITE I UCITS PORTFOLIO Investment Funds
510   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA EVENT DRIVEN UCITS          Investment Funds
                      PORTFOLIO

383   5            GOLDMAN SACHS GIVI GLOBAL EQUITY - GROWTH MARKETS TILT    LUXEMBOURG        N/A         N/A
                     PORTFOLIO
384   5            GOLDMAN SACHS GIVI GROWTH & EMERGING MARKETS EQUITY       LUXEMBOURG        N/A         N/A
                     PORTFOLIO
385   5            GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND OF  LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
386   5            GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR       CAYMAN ISLANDS    N/A         N/A     The direct holder
                     QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
387   5            GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR       CAYMAN ISLANDS    N/A         N/A     The direct holder
                     QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
388   5            GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
389   5            GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED) (A      LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
390   5            GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A SUBFUND LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
391   5            GOLDMAN SACHS GLOBAL CURRENCY FUND                        CAYMAN ISLANDS    N/A         N/A
392   5            GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS          IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
393   5            GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
394   5            GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A SUBFUND   LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
395   5            GOLDMAN SACHS GLOBAL EQUITY LEADERS PORTFOLIO             LUXEMBOURG        N/A         N/A
396   5            GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO            LUXEMBOURG        N/A         N/A     The direct holder
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND OF                                        has Control
                      GOLDMAN SACHS FUNDS)                                                                         through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
397   5            GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
398   5            GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO (HEDGED) LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
399   5            GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND OF LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
400   5            GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED) (A   LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
401   5            GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
402   5            GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II  (A SUBFUND  IRELAND           N/A         N/A     The direct holder
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
403   5            GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND OF LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
404   5            GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND               UNITED KINGDOM    N/A         N/A     The direct holder
                                                                             (OTHER)                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
405   5            GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO (A   LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
406   5            GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND PORTFOLIO  (A  LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
407   5            GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION            IRELAND           N/A         N/A     The direct holder
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
408   5            GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND OF  IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
409   5            GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO (A     LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
410   5            GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
411   5            GOLDMAN SACHS GMS EMERGING MARKETS EQUITY PORTFOLIO (A    LUXEMBOURG        N/A         N/A
                     SUBFUND OF GOLDMAN SACHS FUNDS II)
412   5            GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
413   5            GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
414   5            GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II SICAV)                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
415   5            GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
416   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS BROAD EQUITY      LUXEMBOURG        N/A         N/A     The direct holder
                     PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
417   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS DEBT LOCAL        LUXEMBOURG        N/A         N/A     The direct holder
                     PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
418   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS EQUITY PORTFOLIO  LUXEMBOURG        N/A         N/A     The direct holder
                     (SUB FUND OF GOLDMAN SACHS FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
419   5            GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A      CAYMAN ISLANDS    N/A         N/A
                     SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)
420   5            GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST             CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
421   5            GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N           CAYMAN ISLANDS    N/A         N/A
422   5            GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
423   5            GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
424   5            GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS LUXEMBOURG        N/A         N/A     The direct holder
                     FUNDS)                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
425   5            GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
426   5            GOLDMAN SACHS LIBERTY HARBOR OPPORTUNISTIC CORPORATE BOND LUXEMBOURG        N/A         N/A
                     PORTFOLIO
427   5            GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
428   5            GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
429   5            GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND (A  IRELAND           N/A         N/A     The direct holder
                     SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
430   5            GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
431   5            GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS PORTFOLIO  LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
432   5            GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO (A    LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
433   5            GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
434   5            GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND (A IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                                    has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
435   5            GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A SUB-FUND   IRELAND           N/A         N/A     The direct holder
                     OF THE GOLDMANS SACHS FUNDS, PLC)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
436   5            GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND II PORTFOLIO LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
437   5            GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
438   5            GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
439   5            GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY FUND       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
440   6              GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.          MAURITIUS         100         N/A
441   5            GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A SUBFUND OF      LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
442   5            GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN   LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
443   5            GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO  (A        IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
444   5            GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
445   5            GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
446   5            GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO (A  LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
447   5            GOLDMAN SACHS US REAL ESTATE BALANCED PORTFOLIO           LUXEMBOURG        N/A         N/A
448   5            GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
449   5            GOLDMAN SACHS US SUPERCONCENTRATED GROWTH PORTFOLIO       LUXEMBOURG        N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
450   5            GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
451   5            GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A SUBFUND  IRELAND           N/A         N/A     The direct holder
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
452   5            GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF THE IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS, PLC                                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
453   5            GOLDMAN SACHS US$ MONEY MARKET FUND  (A SUBFUND OF        IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS MONEY MARKET FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
454   5            GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A        IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
455   5            GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF    IRELAND           N/A         N/A     The direct holder
                     THE GOLDMANS SACHS FUNDS, PLC)                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
456   5            GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
457   5            GS MULTI-ASSET BALANCE FUND 4                             CAYMAN ISLANDS    N/A         N/A
458   5            GS Multi-Asset Balance Fund 3                             CAYMAN ISLANDS    N/A         N/A
459   5            GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
460   5            GSAMI China Equity Portfolio (a sub-fund of GSAMI China   IRELAND           N/A         N/A     The direct holder
                     Funds, Public Limited Company)                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
461   5            Goldman Sachs Brazil Equity Portfolio (A Subfund of       LUXEMBOURG        N/A         N/A     The direct holder
                     Goldman Sachs Funds)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
462   4          GOLDMAN SACHS BANK (EUROPE) PLC                             IRELAND           100         N/A
463   4          GOLDMAN SACHS HOLDINGS (U.K.)                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
464   5            DUNVEGAN INVESTMENTS, LTD.                                CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary B
                                                                                                                   shares.
465   5            FORRES LLC                                                UNITED STATES     N/A         N/A
466   6              FORRES INVESTMENTS LIMITED                              CAYMAN ISLANDS    100         N/A
467   5            GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED    INDIA (OTHER)     100         N/A
468   6              BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED      INDIA (OTHER)     99          N/A
469   5            GOLDMAN SACHS BANK (EUROPE) PLC                           IRELAND           100         N/A
470   5            GOLDMAN SACHS INTERNATIONAL                               UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
471   6              ARES FINANCE S.r.l.                                     ITALY (OTHER)     100         N/A
472   6              AVK Rohr Limited                                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
473   6              DUNVEGAN INVESTMENTS, LTD.                              CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred A
                                                                                                                   shares.
474   6              FALCON FINANCE LIMITED                                  CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
475   6              GOLDMAN SACHS (CAYMAN) LIMITED                          CAYMAN ISLANDS    100         N/A
476   6              GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE      CAYMAN ISLANDS    N/A         N/A
                       LIMITED
477   6              GOLDMAN SACHS BANK (EUROPE) PLC                         IRELAND           100         N/A
478   6              GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED                 CAYMAN ISLANDS    N/A         N/A
479   6              GOLDMAN SACHS EUROPE LIMITED                            JERSEY            91          N/A
480   6              GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED              CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
481   7                COOLMORE SPMA LIMITED                                 CAYMAN ISLANDS    N/A         43
482   8                  MA COOLMORE LIMITED                                 CAYMAN ISLANDS    N/A         100
483   9                    COOLMORE TRADING LIMITED                          CAYMAN ISLANDS    N/A         100
484   7                MA ALTERNATIVE BETA TREND UCITS LIMITED               CAYMAN ISLANDS    N/A         100
485   7                MA GOLDMAN SACHS ALTERNATIVE BETA CONVERTIBLE         CAYMAN ISLANDS    N/A         100
                         ARBITRAGE LIMITED
486   7                MA GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG SHORT   CAYMAN ISLANDS    N/A         100
                         LIMITED
487   7                MA GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN        CAYMAN ISLANDS    N/A         100
                         LIMITED
488   7                MA GOLDMAN SACHS ALTERNATIVE BETA MACRO LIMITED       CAYMAN ISLANDS    N/A         100
489   7                MA GOLDMAN SACHS ALTERNATIVE BETA RELATIVE VALUE      CAYMAN ISLANDS    100         N/A
                         LIMITED
490   7                SIGNUM MANAGED ACCOUNT I LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
491   6              GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
492   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - DYNAMO-J11 V12  LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
493   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL TRACKER  LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
494   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GOLDMAN SACHS   LUXEMBOURG        N/A         N/A     The direct holder
                       SYSTEMATIC ABSOLUTE RETURN TRACKER JPY STRATEGY                                             has Control
                       PORTFOLIO                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
495   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GSQUARTIX       LUXEMBOURG        N/A         N/A
                       ENHANCED STRATEGY ON THE DOW JONES - UBS COMMODITY
                       INDEX  MANAGED BY CLIVE CAPITAL
496   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI        LUXEMBOURG        N/A         N/A     The direct holder
                       ENHANCED STRATEGY PORTFOLIO                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
497   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI LIGHT  LUXEMBOURG        N/A         N/A     The direct holder
                       ENERGY PORTFOLIO                                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
498   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC MI   LUXEMBOURG        N/A         N/A     The direct holder
                       VOLTAR4 (10-11) PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
499   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC MI   LUXEMBOURG        N/A         N/A     The direct holder
                       VOLTAR4 (15-11) PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
500   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS-DYNAMO-J11 V5     LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
501   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS-GLOBAL TRACKER    LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO II                                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
502   6              GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN SACHS   IRELAND           N/A         N/A     The direct holder
                       DIVIDEND-LINKED EQUITY INCOME PORTFOLIO                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
503   6              GOLDMAN SACHS STRUCTURED INVESTMENT SICAV - GOLDMAN     LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA MACRO UCITS PORTFOLIO                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
504   6              GOLDMAN SACHS STRUCTURED INVESTMENTS II SICAV - GOLDMAN LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ABSOLUTE RETURN TRACKER INDEX ETF PORTFOLIO                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
505   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS      LUXEMBOURG        N/A         N/A     The direct holder
                       NIFTY 50 DEVELOPED MARKETS PORTFOLIO                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
506   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS      LUXEMBOURG        N/A         N/A     The direct holder
                       NIFTY 50 EMERGING MARKETS PORTFOLIO                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
507   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - DYNAMO-CHF LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
508   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
509   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA COMPOSITE I UCITS PORTFOLIO                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
510   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA EVENT DRIVEN UCITS PORTFOLIO                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.

511   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA RELATIVE VALUE UCITS        Investment Funds
                      PORTFOLIO
512   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA TREND UCITS PORTFOLIO       Investment Funds
513   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS FLOATING RATE EURO PORTFOLIO                 Investment Funds
514   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX COMMODITY ALPHA PORTFOLIO                Investment Funds
515   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX COMMODITY ALPHA-BETA PORTFOLIO           Investment Funds
516   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DIVERSIFIED STRATEGIES PORTFOLIO         Investment Funds
517   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DIVIDEND LINKED PORTFOLIO ON THE DOW     Investment Funds
                      JONES EURO STOXX 50(R) INDEX
518   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DOW JONES - UBS ENHANCED STRATEGY        Investment Funds
                      PORTFOLIO
519   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX MACRO HARVESTER PORTFOLIO                Investment Funds
520   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG SHORT   Investment Funds
                      UCITS PORTFOLIO
521   6             GOLDMAN SACHS STRUCTURED INVESTMENTS                 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX     Investment Funds
                      PORTFOLIO
522   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GSQUARTIX 525910 - Open-End    Luxembourg              LUXEMBOURG
                      DYNAMO PORTFOLIO                                   Investment Funds
523   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED   525910 - Open-End    Luxembourg              LUXEMBOURG
                      VOLATILITY VELOCITY AND CARRY STRATEGY PORTFOLIO   Investment Funds
524   6             GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX BRICS   525910 - Open-End    Dublin                  IRELAND
                      NIFTY 50 DEVELOPED MARKETS PORTFOLIO               Investment Funds
525   6             MA GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST     525910 - Open-End    Grand Cayman            CAYMAN
                      RATE LIMITED                                       Investment Funds                             ISLANDS
526   6             MA GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
527   6             MA WCM FF Limited                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
528   6             SERVICED PLATFORM SICAV - KARSCH CAPITAL UCITS FUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
529   6             SIGNUM MANAGED ACCOUNT I LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
530   6             SIGNUM MANAGED ACCOUNT III LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
531   6             SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO -          525910 - Open-End    Sao Paulo               BRAZIL
                      INVESTIMENTO NO EXTERIOR CREDITO PRIVADO           Investment Funds
532   7               SPHERE FUND                                        525910 - Open-End    Sao Paulo               CAYMAN
                                                                         Investment Funds                             ISLANDS
533   6             Signum AVK Limited                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
534   6             ULTEGRA FINANCE LIMITED                              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
535   5           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
536   5           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED  523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
537   6             BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED            523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
538   6             GOLDMAN SACHS BANKING INDEX EXCHANGE TRADED SCHEME - 525910 - Open-End    Mumbai                  INDIA
                      SUB FUND OF GOLDMAN SACHS MUTUAL FUND              Investment Funds                             (OTHER)
539   6             GOLDMAN SACHS DERIVATIVE FUND - SUB FUND OF GOLDMAN  525910 - Open-End    Mumbai                  INDIA
                      SACHS MUTUAL FUND                                  Investment Funds                             (OTHER)
540   6             GOLDMAN SACHS EQUITY & DERIVATIVES OPPORTUNITIES     525910 - Open-End    Mumbai                  INDIA
                      FUND - SUB FUND OF GOLDMAN SACHS MUTUAL FUND       Investment Funds                             (OTHER)
541   6             GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME - SUB FUND 525910 - Open-End    Mumbai                  INDIA
                      OF GOLDMAN SACHS MUTUAL FUND                       Investment Funds                             (OTHER)
542   6             GOLDMAN SACHS HANG SENG EXCHANGE TRADED SCHEME - SUB 525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
543   6             GOLDMAN SACHS INDIA EQUITY FUND - SUB FUND OF        525910 - Open-End    Mumbai                  INDIA
                      GOLDMAN SACHS MUTUAL FUND                          Investment Funds                             (OTHER)
544   6             GOLDMAN SACHS INFRASTRUCTURE EXCHANGE TRADED SCHEME  525910 - Open-End    Mumbai                  INDIA
                      - SUB FUND OF GOLDMAN SACHS MUTUAL FUND            Investment Funds                             (OTHER)
545   6             GOLDMAN SACHS LIQUID EXCHANGE TRADED SCHEME - SUB    525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
546   6             GOLDMAN SACHS MUTUAL FUND                            523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
547   6             GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME - SUB     525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
548   6             GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED SCHEME -  525910 - Open-End    Mumbai                  INDIA
                      SUB FUND OF GOLDMAN SACHS MUTUAL FUND              Investment Funds                             (OTHER)
549   6             GOLDMAN SACHS PSU BANK EXCHANGE TRADED SCHEME - SUB  525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
550   6             GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX EXCHANGE   525910 - Open-End    Mumbai                  INDIA
                      TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL   Investment Funds                             (OTHER)
                      FUND
551   6             GOLDMAN SACHS SHORT TERM FUND - SUB FUND OF GOLDMAN  525910 - Open-End    Mumbai                  INDIA
                      SACHS MUTUAL FUND                                  Investment Funds                             (OTHER)
552   6             Goldman Sachs S&P CNX 500 Fund - Sub fund of Goldman 525910 - Open-End    Mumbai                  INDIA
                      Sachs Mutual Fund                                  Investment Funds                             (OTHER)
553   5           MONTAGUE PLACE CUSTODY SERVICES                        523991 - Trust,      London                  UNITED
                                                                         Fiduciary, and                               KINGDOM
                                                                         Custody Activities                           (OTHER)
554   4         GOLDMAN SACHS INTERNATIONAL                              523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
555   4         GOLDMAN SACHS INTERNATIONAL BANK                         522110 - Commercial  London                  UNITED
                                                                         Banking                                      KINGDOM
                                                                                                                      (OTHER)
556   4         GOLDMAN SACHS SAUDI ARABIA                               525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
557   4         GS LEASING HOLDINGS LIMITED                              551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
558   5           BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.         525990 - Other       London                  NETHERLANDS
                                                                         Financial Vehicles
559   4         GS LEASING MANAGEMENT LIMITED                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
560   4         GS LIQUID TRADING PLATFORM I PCC                         525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
561   4         GS LIQUID TRADING PLATFORM II LIMITED                    525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
562   4         KILLINGHOLME POWER GROUP LIMITED                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
563   5           KILLINGHOLME HOLDINGS LIMITED                          551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
564   4         MONEY PARTNERS HOLDINGS LIMITED                          551112 - Offices of  Uxbridge                UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
565   4         MONTAGUE PLACE CUSTODY SERVICES                          523991 - Trust,      London                  UNITED
                                                                         Fiduciary, and                               KINGDOM
                                                                         Custody Activities                           (OTHER)
566   4         NUFCOR INTERNATIONAL LIMITED                             523130 - Commodity   London                  UNITED
                                                                         Contracts Dealing                            KINGDOM
                                                                                                                      (OTHER)
567   5           NUFCOR CAPITAL LIMITED                                 523930 - Investment  London                  UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
568   4         PUMBAA FINANCE B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
569   4         PUMBAA LUXEMBOURG S.A R.L.                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
570   4         SCADBURY UK LIMITED                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
571   5           GS EQUIPMENT FINANCE I LIMITED                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
572   5           GS EQUIPMENT FINANCE II LIMITED                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
573   5           GS LEASING NO. 1 LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
574   6             GS LEASING                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
575   5           GS LEASING NO. 3 LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
576   6             GS LEASING                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
577   5           SCADBURY ASSETS                                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
578   5           SCADBURY FUNDING LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
579   6             SCADBURY ASSETS                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
580   6             SCADBURY II ASSETS LIMITED                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
581   4         SHIRE UK LIMITED                                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
582   5           GS FUNDING INVESTMENTS LIMITED                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
583   5           GS FUNDING MANAGEMENT LIMITED                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
584   5           KILLINGHOLME GENERATION LIMITED                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
585   6             GS KILLINGHOLME CAYMAN INVESTMENTS LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
586   6             KPL ACQUISITIONS LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
587   7               KPL HOLDINGS LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
588   6             KPL FINANCE LIMITED                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
589   5           SHIRE ASSETS                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
590   5           SHIRE FUNDING LIMITED                                  525990 - Other       London                  CAYMAN
                                                                         Financial Vehicles                           ISLANDS
591   6             KILLINGHOLME GENERATION LIMITED                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
592   6             SHIRE ASSETS                                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
593   5           SHIRE II ASSETS LIMITED                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
594   3       GOLDMAN SACHS PROPERTY MANAGEMENT                          53131 -              London                  UNITED
                                                                         Nonresidential                               KINGDOM
                                                                         property managers                            (OTHER)
595   2     GOLDMAN SACHS 1, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
596   2     GOLDMAN SACHS 2, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
597   2     GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
598   3       GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
599   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
600   2     GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
601   3       GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
602   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
603   2     GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
604   3       GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
605   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
606   4         GSEP 2005 REALTY CORP.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
607   2     GOLDMAN SACHS 3, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
608   2     GOLDMAN SACHS 4, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
609   2     GOLDMAN SACHS 49 FUND, LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
610   2     GOLDMAN SACHS 5, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
611   2     GOLDMAN SACHS ARGENTINA L.L.C.                               523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
612   2     GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                  522320 - Financial   Wilmington    DE        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
613   2     GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                     523920 - Portfolio   Tokyo                   JAPAN
                                                                         Management
614   3       GS GIVI JAPAN EQUITY FUND (DB)                             525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
615   4         GS GIVI JAPAN EQUITY MOTHER FUND                         525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
616   3       GS GIVI JAPAN EQUITY MOTHER FUND                           525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
617   3       JAPAN PRIVATE REIT, INC.                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
618   2     GOLDMAN SACHS ASSET MANAGEMENT, L.P.                         523920 - Portfolio   New York      NY        Delaware
                                                                         Management
619   3       ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS 525910 - Open-End    New York      NY        Delaware
                GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.     Investment Funds
620   3       ALTRINSIC: NON-US EQUITY LLC                               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
621   4         ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
622   3       ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
623   3       ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A SERIES 525910 - Open-End    New York      NY        Delaware
                OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED       Investment Funds
                PORTFOLIOS, L.L.C.
624   3       COF ASSET TRUST 11/11                                      525990 - Other       Newark        DE        Delaware
                                                                         Financial Vehicles
625   3       DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF        525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
626   3       DWIGHT ASSET MANAGEMENT COMPANY LLC                        523920 - Portfolio   Burlington    VT        Delaware
                                                                         Management
627   3       DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3       525910 - Open-End    New York      NY        Delaware
               [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER        Investment Funds
               STRATEGIES MANAGED PORTFOLIOS, L.L.C.
628   4         GMS DISCOVERY FUND, LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
629   3       DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5       525910 - Open-End    New York      NY        Delaware
                [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER       Investment Funds
                STRATEGIES MANAGED PORTFOLIOS, L.L.C.
630   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF 525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
631   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
632   4         GMS DISCOVERY FUND, LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
633   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF 525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
634   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
635   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
636   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
637   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
638   3       EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds

511   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A
                       SACHS ALTERNATIVE BETA RELATIVE VALUE UCITS PORTFOLIO
512   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA TREND UCITS PORTFOLIO                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
513   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS FLOATING RATE EURO PORTFOLIO                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
514   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       COMMODITY ALPHA PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
515   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       COMMODITY ALPHA-BETA PORTFOLIO                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
516   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DIVERSIFIED STRATEGIES PORTFOLIO                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
517   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DIVIDEND LINKED PORTFOLIO ON THE DOW JONES EURO                                             has Control
                       STOXX 50(R) INDEX                                                                           through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
518   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DOW JONES - UBS ENHANCED STRATEGY PORTFOLIO                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
519   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       MACRO HARVESTER PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
520   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN   LUXEMBOURG         N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA EQUITY LONG SHORT UCITS                                              has Control
                       PORTFOLIO                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
521   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-ALTERNATIVE  LUXEMBOURG        N/A         N/A     The direct holder
                       ALPHA TACTICAL TRADING INDEX PORTFOLIO                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
522   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GSQUARTIX    LUXEMBOURG        N/A         N/A     The direct holder
                       DYNAMO PORTFOLIO                                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
523   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED      LUXEMBOURG        N/A         N/A     The direct holder
                       VOLATILITY VELOCITY AND CARRY STRATEGY PORTFOLIO                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
524   6              GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX BRICS      IRELAND           100         N/A
                       NIFTY 50 DEVELOPED MARKETS PORTFOLIO
525   6              MA GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE   CAYMAN ISLANDS    N/A         N/A
                       LIMITED
526   6              MA GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED              CAYMAN ISLANDS    N/A         N/A
527   6              MA WCM FF Limited                                       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
528   6              SERVICED PLATFORM SICAV - KARSCH CAPITAL UCITS FUND     LUXEMBOURG        100         N/A
529   6              SIGNUM MANAGED ACCOUNT I LIMITED                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
530   6              SIGNUM MANAGED ACCOUNT III LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
531   6              SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO -             BRAZIL            100         N/A
                       INVESTIMENTO NO EXTERIOR CREDITO PRIVADO
532   7                SPHERE FUND                                           BRAZIL            100         N/A
533   6              Signum AVK Limited                                      IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
534   6              ULTEGRA FINANCE LIMITED                                 IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
535   5            GOLDMAN SACHS SAUDI ARABIA                                SAUDI ARABIA      100         N/A
536   5            GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED     INDIA (OTHER)     100         N/A
537   6              BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED               INDIA (OTHER)     99          N/A
538   6              GOLDMAN SACHS BANKING INDEX EXCHANGE TRADED SCHEME -    INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
539   6              GOLDMAN SACHS DERIVATIVE FUND - SUB FUND OF GOLDMAN     INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Settlor.
540   6              GOLDMAN SACHS EQUITY & DERIVATIVES OPPORTUNITIES FUND - INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
541   6              GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME - SUB FUND OF INDIA (OTHER)     N/A         N/A     The direct holder
                       GOLDMAN SACHS MUTUAL FUND                                                                   is a Settlor.
542   6              GOLDMAN SACHS HANG SENG EXCHANGE TRADED SCHEME - SUB    INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
543   6              GOLDMAN SACHS INDIA EQUITY FUND - SUB FUND OF GOLDMAN   INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Trustee.
544   6              GOLDMAN SACHS INFRASTRUCTURE EXCHANGE TRADED SCHEME -   INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
545   6              GOLDMAN SACHS LIQUID EXCHANGE TRADED SCHEME - SUB FUND  INDIA (OTHER)     N/A         N/A     The direct holder
                       OF GOLDMAN SACHS MUTUAL FUND                                                                is a Settlor.
546   6              GOLDMAN SACHS MUTUAL FUND                               INDIA (OTHER)     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
547   6              GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME - SUB FUND   INDIA (OTHER)     N/A         N/A     The direct holder
                       OF GOLDMAN SACHS MUTUAL FUND                                                                is a Settlor.
548   6              GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED SCHEME - SUB INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
549   6              GOLDMAN SACHS PSU BANK EXCHANGE TRADED SCHEME - SUB     INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
550   6              GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX EXCHANGE      INDIA (OTHER)     N/A         N/A     The direct holder
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                       is a Settlor.
551   6              GOLDMAN SACHS SHORT TERM FUND - SUB FUND OF GOLDMAN     INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Settlor.
552   6              Goldman Sachs S&P CNX 500 Fund - Sub fund of Goldman    INDIA (OTHER)     N/A         N/A     The direct holder
                       Sachs Mutual Fund                                                                           is a Settlor.
553   5            MONTAGUE PLACE CUSTODY SERVICES                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
554   4          GOLDMAN SACHS INTERNATIONAL                                 UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Preferred B
                                                                                                                   shares.
555   4          GOLDMAN SACHS INTERNATIONAL BANK                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
556   4          GOLDMAN SACHS SAUDI ARABIA                                  SAUDI ARABIA      100         N/A
557   4          GS LEASING HOLDINGS LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
558   5            BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
559   4          GS LEASING MANAGEMENT LIMITED                               CAYMAN ISLANDS    100         N/A
560   4          GS LIQUID TRADING PLATFORM I PCC                            JERSEY            100         N/A
561   4          GS LIQUID TRADING PLATFORM II LIMITED                       JERSEY            100         N/A
562   4          KILLINGHOLME POWER GROUP LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
563   5            KILLINGHOLME HOLDINGS LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
564   4          MONEY PARTNERS HOLDINGS LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
565   4          MONTAGUE PLACE CUSTODY SERVICES                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
566   4          NUFCOR INTERNATIONAL LIMITED                                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
567   5            NUFCOR CAPITAL LIMITED                                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
568   4          PUMBAA FINANCE B.V.                                         NETHERLANDS       100         N/A
569   4          PUMBAA LUXEMBOURG S.A R.L.                                  LUXEMBOURG        100         N/A
570   4          SCADBURY UK LIMITED                                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
571   5            GS EQUIPMENT FINANCE I LIMITED                            CAYMAN ISLANDS    100         N/A
572   5            GS EQUIPMENT FINANCE II LIMITED                           CAYMAN ISLANDS    100         N/A
573   5            GS LEASING NO. 1 LIMITED                                  CAYMAN ISLANDS    100         N/A
574   6              GS LEASING                                              UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
575   5            GS LEASING NO. 3 LIMITED                                  CAYMAN ISLANDS    100         N/A
576   6              GS LEASING                                              UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
577   5            SCADBURY ASSETS                                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
578   5            SCADBURY FUNDING LIMITED                                  CAYMAN ISLANDS    100         N/A
579   6              SCADBURY ASSETS                                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
580   6              SCADBURY II ASSETS LIMITED                              CAYMAN ISLANDS    100         N/A
581   4          SHIRE UK LIMITED                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
582   5            GS FUNDING INVESTMENTS LIMITED                            CAYMAN ISLANDS    100         N/A
583   5            GS FUNDING MANAGEMENT LIMITED                             CAYMAN ISLANDS    100         N/A
584   5            KILLINGHOLME GENERATION LIMITED                           UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
585   6              GS KILLINGHOLME CAYMAN INVESTMENTS LTD.                 CAYMAN ISLANDS    100         N/A
586   6              KPL ACQUISITIONS LIMITED                                CAYMAN ISLANDS    100         N/A
587   7                KPL HOLDINGS LIMITED                                  CAYMAN ISLANDS    100         N/A
588   6              KPL FINANCE LIMITED                                     CAYMAN ISLANDS    100         N/A
589   5            SHIRE ASSETS                                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
590   5            SHIRE FUNDING LIMITED                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
591   6              KILLINGHOLME GENERATION LIMITED                         UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
592   6              SHIRE ASSETS                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
593   5            SHIRE II ASSETS LIMITED                                   CAYMAN ISLANDS    100         N/A
594   3        GOLDMAN SACHS PROPERTY MANAGEMENT                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
595   2      GOLDMAN SACHS 1, L.P.                                           CAYMAN ISLANDS    N/A         N/A
596   2      GOLDMAN SACHS 2, L.P.                                           CAYMAN ISLANDS    N/A         N/A
597   2      GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
598   3        GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
599   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
600   2      GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
601   3        GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
602   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
603   2      GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
604   3        GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
605   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
606   4          GSEP 2005 REALTY CORP.                                      UNITED STATES     100         N/A
607   2      GOLDMAN SACHS 3, L.P.                                           CAYMAN ISLANDS    N/A         N/A
608   2      GOLDMAN SACHS 4, L.P.                                           CAYMAN ISLANDS    N/A         N/A
609   2      GOLDMAN SACHS 49 FUND, LLC                                      UNITED STATES     N/A         N/A
610   2      GOLDMAN SACHS 5, L.P.                                           CAYMAN ISLANDS    N/A         N/A
611   2      GOLDMAN SACHS ARGENTINA L.L.C.                                  UNITED STATES     N/A         N/A
612   2      GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                     UNITED STATES     100         N/A
613   2      GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                        JAPAN             100         N/A
614   3        GS GIVI JAPAN EQUITY FUND (DB)                                JAPAN             N/A         N/A
615   4          GS GIVI JAPAN EQUITY MOTHER FUND                            JAPAN             N/A         N/A
616   3        GS GIVI JAPAN EQUITY MOTHER FUND                              JAPAN             N/A         N/A
617   3        JAPAN PRIVATE REIT, INC.                                      JAPAN             100         N/A
618   2      GOLDMAN SACHS ASSET MANAGEMENT, L.P.                            UNITED STATES     N/A         N/A
619   3        ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS    UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
620   3        ALTRINSIC: NON-US EQUITY LLC                                  UNITED STATES     N/A         N/A
621   4          ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.               CAYMAN ISLANDS    N/A         N/A
622   3        ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC                   UNITED STATES     N/A         N/A
623   3        ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A SERIES OF UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
624   3        COF ASSET TRUST 11/11                                         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
625   3        DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF GOLDMAN   UNITED STATES     N/A         N/A
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
626   3        DWIGHT ASSET MANAGEMENT COMPANY LLC                           UNITED STATES     N/A         N/A
627   3        DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3          UNITED STATES     N/A         N/A
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER
                  STRATEGIES MANAGED PORTFOLIOS, L.L.C.
628   4          GMS DISCOVERY FUND, LLC                                     UNITED STATES     N/A         N/A
629   3        DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5          UNITED STATES     N/A         N/A
                [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES
                MANAGED PORTFOLIOS, L.L.C.
630   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
631   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
632   4          GMS DISCOVERY FUND, LLC                                     UNITED STATES     N/A         N/A
633   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF    UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
634   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                      UNITED STATES     N/A         N/A
635   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
636   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                      UNITED STATES     N/A         N/A
637   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
638   3        EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC             UNITED STATES     N/A         N/A

639   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
640   3       EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 [ERISA]      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
641   3       FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF GOLDMAN    525910 - Open-End    New York      NY        Delaware
                SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,      Investment Funds
                L.L.C.
642   3       FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES LLC            525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
643   3       GMS DISCOVERY FUND, LLC                                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
644   3       GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED 525990 - Other       Wilmington    DE        Delaware
                ACCOUNT, LLC                                             Financial Vehicles
645   3       GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
646   4         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
647   4         GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
648   4         GS CREDIT OPPORTUNITIES 2007, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
649   5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
650   6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
651   7               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
652   8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
653   8                 GSMP V ONSHORE INTERNATIONAL, LTD.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
654   9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                            INCORPORATED                                 Financial Vehicles   Port
655   8                 GSMP V ONSHORE INVESTMENT FUND, LTD.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
656   8                 GSMP V ONSHORE S.a. r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
657   8                 GSMP V ONSHORE US, LTD.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
658   6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
659   3       GOLDMAN SACHS 49 FUND, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
660   3       GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                523920 - Portfolio   Sao Paulo               BRAZIL
                                                                         Management
661   4         GOLDMAN SACHS 1 FUNDO DE INVESTIMENTO MULTIMERCADO       525910 - Open-End    Rio de                  BRAZIL
                                                                         Investment Funds     Janeiro
662   3       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   523920 - Portfolio   Tokyo                   JAPAN
                                                                         Management
663   3       GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.             523920 - Portfolio   Chong Ro-Gu             KOREA, SOUTH
                                                                         Management
664   4         GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT TRUST   525910 - Open-End    Seoul                   KOREA, SOUTH
                  [EQUITY]                                               Investment Funds
665   4         GOLDMAN SACHS US EQUITY SECURITIES FEEDER INVESTMENT     525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                  TRUST                                                  Investment Funds
666   4         GOLDMAN SACHS US EQUITY SECURITIES MASTER INVESTMENT     525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                  TRUST                                                  Investment Funds
667   3       GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II            525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
668   3       GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED  525910 - Open-End    George Town             CAYMAN
                INSTITUTIONAL INVESTORS ONLY)                            Investment Funds                             ISLANDS
669   4         GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF        525910 - Open-End    Dublin                  IRELAND
                  GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)              Investment Funds
670   5           ABS Loans 2007 Limited                                 525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
671   3       GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME     525910 - Open-End    Toronto       ON        CANADA
                FUND                                                     Investment Funds
672   3       GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES       525990 - Other       Wilmington    DE        Delaware
                ADVISORS III, L.L.C.                                     Financial Vehicles
673   3       GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
674   3       GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND OF  525910 - Open-End    Dublin                  IRELAND
                GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                Investment Funds
675   3       GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND,  525990 - Other       New York      NY        Delaware
                LLC                                                      Financial Vehicles
676   4         GS MEZZANINE PARTNERS 2006, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
677   5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
678   6             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
679   7               GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
680   8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
681   8                 GSMP 2006 ONSHORE INTERNATIONAL, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
682   9                   GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
683   10                    GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL     525990 - Other       George Town             CAYMAN
                              (BRENNTAG), LTD.                           Financial Vehicles                           ISLANDS
684   10                    GSMP 2006 Onshore Holdings S.a r.l.          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
685   9                   SEVRES II S.A.R.L.                             525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
686   8                 GSMP 2006 ONSHORE US, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
687   9                   GSMP 2006 ONSHORE HOLDINGS US, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
688   7               GSMP 2006 ONSHORE S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
689   5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
690   3       GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
691   4         LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
692   3       GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
693   3       GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
694   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE,   525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
695   5           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,   525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
696   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
697   5           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,   525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
698   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
699   3       GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008      525990 - Other       Wilmington    DE        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
700   4         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
701   3       GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
702   3       GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
703   3       GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
704   3       GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
705   3       GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR 525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
706   3       GOLDMAN SACHS EMERGING MARKETS GP, LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
707   4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
708   3       GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND       525910 - Open-End    George Town             CAYMAN
                SUB-TRUST                                                Investment Funds                             ISLANDS
709   3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
710   3       GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
711   4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
712   3       GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR   525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
713   3       GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED  525910 - Open-End    George Town             CAYMAN
                INSTITUTIONAL INVESTORS ONLY)                            Investment Funds                             ISLANDS
714   3       GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
715   4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
716   3       GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
717   3       GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
718   3       GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
719   3       GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
720   3       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   525990 - Other       Wilmington    DE        Delaware
                LLC                                                      Financial Vehicles
721   3       GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN   525910 - Open-End    George Town             CAYMAN
                FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
722   3       GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
723   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
724   4         LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
725   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
726   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC             525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
727   3       GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
728   3       GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A       525910 - Open-End    George Town             CAYMAN
                SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)    Investment Funds                             ISLANDS
729   3       GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
730   3       GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
731   3       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    523930 - Investment  New York      NY        Delaware
                                                                         Advice
732   4         GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
733   5           Goldman Sachs Access - Goldman Sachs Investment        525910 - Open-End    New York      NY        Delaware
                    Partners/Liberty Harbor, L.P.                        Investment Funds
734   4         GOLDMAN SACHS ACCESS FUNDS GP, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
735   5           GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
736   4         GOLDMAN SACHS BH FUND ONSHORE, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
737   4         GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
738   5           GOLDMAN SACHS CLASSIC HOLDINGS, LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
739   4         GOLDMAN SACHS DEWORDE ONSHORE, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
740   4         GOLDMAN SACHS DIRECT STRATEGIES PLC                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
741   4         GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN     525910 - Open-End    George Town             CAYMAN
                  FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)           Investment Funds                             ISLANDS
742   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
743   4         GOLDMAN SACHS EP PARTNERS SPC                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
744   4         GOLDMAN SACHS EP PARTNERS, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
745   4         GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS DYNAMIC     525990 - Other       Luxembourg              LUXEMBOURG
                  ALTERNATIVE STRATEGIES PORTFOLIO                       Financial Vehicles
746   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC           525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
747   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
748   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC               525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
749   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
750   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)    525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
751   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND) 525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
752   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
753   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
754   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
755   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
756   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
757   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
758   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
759   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
760   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
761   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
762   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
763   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
764   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
765   4         GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
766   4         GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED          525910 - Open-End    George Town             CAYMAN
                  INSTITUTIONAL INVESTORS)                               Investment Funds                             ISLANDS

639   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   MASTER L.P.
640   3        EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 [ERISA]         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Non-Member
                                                                                                                   Manager
641   3        FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF GOLDMAN SACHS UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
642   3        FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES LLC               UNITED STATES     N/A         N/A
643   3        GMS DISCOVERY FUND, LLC                                       UNITED STATES     N/A         N/A
644   3        GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED    UNITED STATES     N/A         N/A
                 ACCOUNT, LLC
645   3        GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
646   4          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
647   4          GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.                 UNITED STATES     N/A         N/A
648   4          GS CREDIT OPPORTUNITIES 2007, L.P.                          UNITED STATES     N/A         N/A
649   5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
650   6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
651   7                GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.            UNITED STATES     N/A         N/A
652   8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
653   8                  GSMP V ONSHORE INTERNATIONAL, LTD.                  CAYMAN ISLANDS    100         N/A
654   9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
655   8                  GSMP V ONSHORE INVESTMENT FUND, LTD.                CAYMAN ISLANDS    100         N/A
656   8                  GSMP V ONSHORE S.a. r.l.                            LUXEMBOURG        100         N/A
657   8                  GSMP V ONSHORE US, LTD.                             CAYMAN ISLANDS    100         N/A
658   6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
659   3        GOLDMAN SACHS 49 FUND, LLC                                    UNITED STATES     N/A         N/A
660   3        GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                   BRAZIL            100         N/A
661   4          GOLDMAN SACHS 1 FUNDO DE INVESTIMENTO MULTIMERCADO          BRAZIL            N/A         N/A
662   3        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                      JAPAN             100         N/A
663   3        GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.                KOREA, SOUTH      100         N/A
664   4          GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT TRUST      KOREA, SOUTH      N/A         N/A     The direct holder
                   [EQUITY]                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
665   4          GOLDMAN SACHS US EQUITY SECURITIES FEEDER INVESTMENT TRUST  KOREA, SOUTH      N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
666   4          GOLDMAN SACHS US EQUITY SECURITIES MASTER INVESTMENT TRUST  KOREA, SOUTH      N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
667   3        GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II               IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
668   3        GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED     CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
669   4          GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF GOLDMAN   IRELAND           75          N/A
                   SACHS INSTITUTIONAL FUNDS II PLC)
670   5            ABS Loans 2007 Limited                                    IRELAND           100         N/A
671   3        GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME FUND   CANADA            N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
672   3        GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES ADVISORS UNITED STATES     N/A         N/A
                 III, L.L.C.
673   3        GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC               UNITED STATES     N/A         N/A
674   3        GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND OF     IRELAND           N/A         N/A     The direct holder
                 GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
675   3        GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND, LLC UNITED STATES     N/A         N/A
676   4          GS MEZZANINE PARTNERS 2006, L.P.                            UNITED STATES     N/A         N/A
677   5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
678   6              GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.           UNITED STATES     N/A         N/A
679   7                GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.             UNITED STATES     N/A         N/A
680   8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
681   8                  GSMP 2006 ONSHORE INTERNATIONAL, LTD.               CAYMAN ISLANDS    100         N/A
682   9                    GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD.    CAYMAN ISLANDS    100         N/A
683   10                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL        CAYMAN ISLANDS    100         N/A
                               (BRENNTAG), LTD.
684   10                     GSMP 2006 Onshore Holdings S.a r.l.             LUXEMBOURG        100         N/A
685   9                    SEVRES II S.A.R.L.                                UNITED KINGDOM    73          73
                                                                             (OTHER)
686   8                  GSMP 2006 ONSHORE US, LTD.                          CAYMAN ISLANDS    100         N/A
687   9                    GSMP 2006 ONSHORE HOLDINGS US, LTD.               CAYMAN ISLANDS    100         N/A
688   7                GSMP 2006 ONSHORE S.A.R.L.                            LUXEMBOURG        100         N/A
689   5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.             UNITED STATES     N/A         N/A
690   3        GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC               UNITED STATES     N/A         N/A
691   4          LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
692   3        GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC           UNITED STATES     N/A         N/A
693   3        GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.            UNITED STATES     N/A         N/A
694   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE, L.P. CAYMAN ISLANDS    N/A         N/A
695   5            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P. CAYMAN ISLANDS    N/A         N/A
696   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.          UNITED STATES     N/A         N/A
697   5            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P. CAYMAN ISLANDS    N/A         N/A
698   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   CAYMAN ISLANDS    N/A         N/A
699   3        GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008         UNITED STATES     N/A         N/A
                 ADVISORS, L.L.C.
700   4          GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008 FUND, CAYMAN ISLANDS    N/A         N/A
                   L.P.
701   3        GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC            UNITED STATES     N/A         N/A
702   3        GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC        UNITED STATES     N/A         N/A
703   3        GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST            CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
704   3        GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST             CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
705   3        GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR    CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
706   3        GOLDMAN SACHS EMERGING MARKETS GP, LLC                        UNITED STATES     N/A         N/A
707   4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
708   3        GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND          CAYMAN ISLANDS    N/A         N/A     The direct holder
                   SUB-TRUST                                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
709   3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC        UNITED STATES     N/A         N/A
710   3        GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC         UNITED STATES     N/A         N/A
711   4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
712   3        GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR      CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
713   3        GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED     CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
714   3        GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC             UNITED STATES     N/A         N/A
715   4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
716   3        GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC                 UNITED STATES     N/A         N/A
717   3        GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
718   3        GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC           UNITED STATES     N/A         N/A
719   3        GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                   UNITED STATES     N/A         N/A
720   3        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC  UNITED STATES     N/A         N/A
721   3        GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN FOR  CAYMAN ISLANDS    N/A         N/A     The direct holder
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
722   3        GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND                   UNITED STATES     N/A         N/A
723   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC                  UNITED STATES     N/A         N/A
724   4          LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
725   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD.      CAYMAN ISLANDS    N/A         N/A
726   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC                UNITED STATES     N/A         N/A
727   3        GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                       UNITED STATES     N/A         N/A
728   3        GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A          CAYMAN ISLANDS    N/A         N/A
                 SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)
729   3        GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST                 CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
730   3        GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N               CAYMAN ISLANDS    N/A         N/A
731   3        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                       UNITED STATES     N/A         N/A
732   4          GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                   UNITED STATES     N/A         N/A
733   5            Goldman Sachs Access - Goldman Sachs Investment           UNITED STATES     N/A         N/A
                     Partners/Liberty Harbor, L.P.
734   4          GOLDMAN SACHS ACCESS FUNDS GP, LLC                          UNITED STATES     N/A         N/A
735   5            GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.           UNITED STATES     N/A         N/A
736   4          GOLDMAN SACHS BH FUND ONSHORE, LLC                          UNITED STATES     N/A         N/A
737   4          GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.               CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
738   5            GOLDMAN SACHS CLASSIC HOLDINGS, LLC                       UNITED STATES     N/A         N/A
739   4          GOLDMAN SACHS DEWORDE ONSHORE, LLC                          UNITED STATES     N/A         N/A
740   4          GOLDMAN SACHS DIRECT STRATEGIES PLC                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
741   4          GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN FUND   CAYMAN ISLANDS    N/A         N/A     The direct holder
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
742   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
743   4          GOLDMAN SACHS EP PARTNERS SPC                               CAYMAN ISLANDS    100         N/A
744   4          GOLDMAN SACHS EP PARTNERS, LLC                              UNITED STATES     N/A         N/A
745   4          GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS DYNAMIC        LUXEMBOURG        N/A         N/A
                   ALTERNATIVE STRATEGIES PORTFOLIO
746   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC              IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
747   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC              UNITED STATES     N/A         N/A
748   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
749   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC                 UNITED STATES     N/A         N/A
750   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)       IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
751   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND)    IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
752   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC         UNITED STATES     N/A         N/A
753   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC            UNITED STATES     N/A         N/A
754   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC                 UNITED STATES     N/A         N/A
755   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
756   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                    UNITED STATES     N/A         N/A
757   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
758   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC               UNITED STATES     N/A         N/A
759   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC              UNITED STATES     N/A         N/A
760   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC     IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
761   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
762   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
763   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC                  UNITED STATES     N/A         N/A
764   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
765   4          GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                   UNITED STATES     N/A         N/A
766   4          GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED             CAYMAN ISLANDS    N/A         N/A     The direct holder
                   INSTITUTIONAL INVESTORS)                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.

767   4         GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF  525910 - Open-End    Dublin                  IRELAND
                  GOLDMAN SACHS MULTI MANAGER FUNDS                      Investment Funds
768   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL    525910 - Open-End    Dublin                  IRELAND
                  PLC                                                    Investment Funds
769   4         GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST (FOR      525910 - Open-End    George Town             CAYMAN
                  QUALIFIED INSTITUTIONAL INVESTORS)                     Investment Funds                             ISLANDS
770   4         GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF GOLDMAN   525910 - Open-End    Dublin                  IRELAND
                  SACHS MULTI MANAGER FUNDS                              Investment Funds
771   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
772   4         GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN SACHS  525910 - Open-End    Dublin                  IRELAND
                  MULTI MANAGER FUNDS                                    Investment Funds
773   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
774   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
775   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
776   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
777   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
778   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
779   4         GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
780   4         GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
781   4         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
782   4         GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
783   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
784   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
785   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
786   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
787   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
788   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
789   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
790   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
791   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
792   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC               525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
793   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
794   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End    Dublin                  IRELAND
                    (IRELAND)                                            Investment Funds
795   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV     525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
796   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
797   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
798   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
799   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
800   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
801   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
802   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
803   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                   525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
804   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
805   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
806   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
807   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
808   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
809   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
810   4         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
811   4         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
812   4         GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
813   4         GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
814   4         GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
815   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
816   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
817   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
818   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
819   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
820   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    New York      NY        Delaware
                  HOLDINGS, LLC                                          Investment Funds
821   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
822   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.          525910 - Open-End    New York      NY        CAYMAN
                                                                         Investment Funds                             ISLANDS
823   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
824   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND,  525910 - Open-End    New York      NY        Delaware
                  LLC                                                    Investment Funds
825   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
826   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
827   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
828   4         GOLDMAN SACHS PRINCETON FUND, LLC                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
829   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
830   4         GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
831   4         GOLDMAN SACHS RP PARTNERS SPC                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
832   4         GOLDMAN SACHS RP PARTNERS, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
833   4         GOLDMAN SACHS SELECT ACCESS FUND, L.P.                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
834   4         GOLDMAN SACHS SHERWOOD FUND, LLC                         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
835   4         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
836   4         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
837   4         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
838   4         GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
839   4         GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL      525910 - Open-End    George Town             CAYMAN
                  INVESTORS)                                             Investment Funds                             ISLANDS
840   4         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
841   5           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
842   4         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      525910 - Open-End    New York      NY        Delaware
                  2006, LLC                                              Investment Funds
843   4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
844   4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
845   4         GOLDMAN SACHS WEST STREET PARTNERS, LLC                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
846   5           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
847   4         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
848   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
849   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
850   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
851   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006           525910 - Open-End    George Town             CAYMAN
                 SEGREGATED PORTFOLIO                                    Investment Funds                             ISLANDS
852   4         Goldman Sachs Multi-Strategy Portfolio RT, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
853   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
854   4         HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
855   4         HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
856   5           HEDGE FUND SEEDING STRATEGY AGGREGATOR CAYMAN (MBSS),  525910 - Open-End    New York      NY        CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
857   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC), 525990 - Other       NEW YORK      NY        CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
858   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN       525990 - Other       New York      NY        CAYMAN
                    (PCM), L.P.                                          Financial Vehicles                           ISLANDS
859   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525990 - Other       NEW YORK      NY        Delaware
                    (AC), L.P.                                           Financial Vehicles
860   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525910 - Open-End    NEW YORK      NY        Delaware
                    (PCM), L.P.                                          Investment Funds
861   5           HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
862   6             HEDGE FUND SEEDING STRATEGY GP HOLDINGS (UK          551112 - Offices of  New York      NY        CAYMAN
                      REPORTING), LTD.                                   Other Holding                                ISLANDS
                                                                         Companies
863   7               HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN   525990 - Other       NEW YORK      NY        CAYMAN
                        (AC), L.P.                                       Financial Vehicles                           ISLANDS
864   7               HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN   525990 - Other       New York      NY        CAYMAN
                        (PCM), L.P.                                      Financial Vehicles                           ISLANDS
865   6             HEDGE FUND SEEDING STRATEGY IM HOLDINGS (AC), INC.   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
866   7               HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE 525990 - Other       NEW YORK      NY        Delaware
                        (AC), L.P.                                       Financial Vehicles
867   6             HEDGE FUND SEEDING STRATEGY IM HOLDINGS (PCM), INC.  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
868   7               HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE 525910 - Open-End    NEW YORK      NY        Delaware
                        (PCM), L.P.                                      Investment Funds
869   4         HEDGE FUND SEEDING STRATEGY: 2011 LLC                    525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
870   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC), 525990 - Other       NEW YORK      NY        CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
871   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN       525990 - Other       New York      NY        CAYMAN
                    (PCM), L.P.                                          Financial Vehicles                           ISLANDS
872   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525990 - Other       NEW YORK      NY        Delaware
                    (AC), L.P.                                           Financial Vehicles
873   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525910 - Open-End    NEW YORK      NY        Delaware
                    (PCM), L.P.                                          Investment Funds
874   4         HEDGE FUND SELECT: BOCAGE GLOBAL RESOURCES FUND LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
875   4         HEDGE FUND SELECT: BREVAN HOWARD MULTI-STRATEGY FUND LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
876   4         HEDGE FUND SELECT: BRIGADE LEVERAGED CAPITAL STRUCTURES  525910 - Open-End    New York      NY        Delaware
                  FUND LLC                                               Investment Funds
877   4         HEDGE FUND SELECT: CORSAIR CAPITAL PARTNERS FLAGSHIP     525910 - Open-End    NEW YORK      NY        Delaware
                  FUND LLC                                               Investment Funds
878   4         HEDGE FUND SELECT: EGERTON CAPITAL PARTNERS LLC          525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
879   4         HEDGE FUND SELECT: EMINENCE PARTNERS FUND LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
880   4         HEDGE FUND SELECT: JANA PARTNERS QUALIFIED LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
881   4         HEDGE FUND SELECT: KOPPENBERG MACRO COMMODITY FUND LLC   525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
882   4         HEDGE FUND SELECT: SEG PARTNERS II LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
883   4         HEDGE FUND SELECT: WNTN DEDICATED INVESTOR FUND (US) LLC 525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
884   4         HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
885   4         HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
886   4         MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER           525910 - Open-End    George Town             CAYMAN
                  RETIREMENT FUND, LTD.                                  Investment Funds                             ISLANDS
887   4         MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.             525910 - Open-End    New York      NY        CAYMAN
                                                                         Investment Funds                             ISLANDS
888   4         MULTI-STRATEGY PORTFOLIO RLTM, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
889   4         MULTI-STRATEGY PORTFOLIO UNION BLUE FUND                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
890   4         MULTI-STRATEGY PORTFOLIO WANEK, LLC                      525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
891   4         SELECT COMMODITIES STRATEGIES, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
892   4         SELECT FUNDAMENTAL STRATEGIES, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
893   4         SELECT TRADING STRATEGIES, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
894   4         SRK FAMILY FUND, LLC                                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds

767   4          GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF     IRELAND           N/A         N/A     The direct holder
                   GOLDMAN SACHS MULTI MANAGER FUNDS                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
768   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC   IRELAND           100         N/A
769   4          GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST (FOR         CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS)                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
770   4          GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF GOLDMAN      IRELAND           N/A         N/A     The direct holder
                   SACHS MULTI MANAGER FUNDS                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
771   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
772   4          GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN SACHS     IRELAND           N/A         N/A     The direct holder
                   MULTI MANAGER FUNDS                                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
773   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
774   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC          UNITED STATES     N/A         N/A
775   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
776   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC          UNITED STATES     N/A         N/A
777   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
778   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC                 UNITED STATES     N/A         N/A
779   4          GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                   UNITED STATES     N/A         N/A
780   4          GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC                  UNITED STATES     N/A         N/A
781   4          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC                 UNITED STATES     N/A         N/A
782   4          GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                      UNITED STATES     N/A         N/A
783   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                   IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
784   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                IRELAND           57          N/A
785   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)     IRELAND           34          N/A
786   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED   IRELAND           59          N/A
787   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                IRELAND           83          N/A
788   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
789   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC              IRELAND           23          N/A
790   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
791   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
792   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC                  IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
793   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC            IRELAND           57          N/A
794   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND)  IRELAND           35          N/A
795   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV        IRELAND           32          N/A
                     LIMITED
796   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                IRELAND           83          N/A
797   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
798   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC             IRELAND           85          N/A
799   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
800   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
801   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC        IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
802   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
803   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                      IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
804   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                IRELAND           57          N/A
805   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)     IRELAND           34          N/A
806   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED   IRELAND           59          N/A
807   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
808   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
809   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
810   4          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                   UNITED STATES     N/A         N/A
811   4          GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC           UNITED STATES     N/A         N/A
812   4          GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC                  UNITED STATES     N/A         N/A
813   4          GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC    UNITED STATES     N/A         N/A
814   4          GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC             UNITED STATES     N/A         N/A
815   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
816   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC            UNITED STATES     N/A         N/A
817   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
818   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC     UNITED STATES     N/A         N/A
819   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC     UNITED STATES     N/A         N/A
820   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    UNITED STATES     N/A         N/A
                   HOLDINGS, LLC
821   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.            UNITED STATES     N/A         N/A
822   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.             UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
823   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC         UNITED STATES     N/A         N/A
824   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND, LLC UNITED STATES     N/A         N/A
825   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
826   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC             UNITED STATES     N/A         N/A
827   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC              UNITED STATES     N/A         N/A
828   4          GOLDMAN SACHS PRINCETON FUND, LLC                           UNITED STATES     N/A         N/A
829   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
830   4          GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC                  UNITED STATES     N/A         N/A
831   4          GOLDMAN SACHS RP PARTNERS SPC                               CAYMAN ISLANDS    100         N/A
832   4          GOLDMAN SACHS RP PARTNERS, LLC                              UNITED STATES     N/A         N/A
833   4          GOLDMAN SACHS SELECT ACCESS FUND, L.P.                      UNITED STATES     N/A         N/A
834   4          GOLDMAN SACHS SHERWOOD FUND, LLC                            UNITED STATES     N/A         N/A
835   4          GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC    UNITED STATES     N/A         N/A
836   4          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC                  UNITED STATES     N/A         N/A
837   4          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.               UNITED STATES     N/A         N/A
838   4          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC       UNITED STATES     N/A         N/A
839   4          GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL         CAYMAN ISLANDS    N/A         N/A     The direct holder
                   INVESTORS)                                                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
840   4          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC       UNITED STATES     N/A         N/A
841   5            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC       UNITED STATES     N/A         N/A
842   4          GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006,   UNITED STATES     N/A         N/A
                   LLC
843   4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         UNITED STATES     N/A         N/A
844   4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         N/A
845   4          GOLDMAN SACHS WEST STREET PARTNERS, LLC                     UNITED STATES     N/A         N/A
846   5            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC       UNITED STATES     N/A         N/A
847   4          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC     UNITED STATES     N/A         N/A
848   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
849   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
850   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
851   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006 SEGREGATED   CAYMAN ISLANDS    N/A         N/A
                   PORTFOLIO
852   4          Goldman Sachs Multi-Strategy Portfolio RT, LLC              UNITED STATES     N/A         N/A
853   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
854   4          HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC                  UNITED STATES     N/A         N/A
855   4          HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC              UNITED STATES     N/A         N/A
856   5            HEDGE FUND SEEDING STRATEGY AGGREGATOR CAYMAN (MBSS),     UNITED STATES     N/A         N/A
                     L.P.
857   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC),    UNITED STATES     N/A         N/A
                     L.P.
858   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (PCM),   UNITED STATES     N/A         N/A
                     L.P.
859   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (AC),  UNITED STATES     N/A         N/A
                     L.P.
860   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (PCM), UNITED STATES     N/A         N/A
                     L.P.
861   5            HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP             CAYMAN ISLANDS    N/A         N/A
862   6              HEDGE FUND SEEDING STRATEGY GP HOLDINGS (UK REPORTING), UNITED STATES     100         N/A
                       LTD.
863   7                HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN      UNITED STATES     N/A         N/A
                         (AC), L.P.
864   7                HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN      UNITED STATES     N/A         N/A
                         (PCM), L.P.
865   6              HEDGE FUND SEEDING STRATEGY IM HOLDINGS (AC), INC.      UNITED STATES     100         N/A
866   7                HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE    UNITED STATES     N/A         N/A
                         (AC), L.P.
867   6              HEDGE FUND SEEDING STRATEGY IM HOLDINGS (PCM), INC.     UNITED STATES     100         N/A
868   7                HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE    UNITED STATES     N/A         N/A
                         (PCM), L.P.
869   4          HEDGE FUND SEEDING STRATEGY: 2011 LLC                       UNITED STATES     N/A         N/A
870   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC),    UNITED STATES     N/A         N/A
                     L.P.
871   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (PCM),   UNITED STATES     N/A         N/A
                     L.P.
872   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (AC),  UNITED STATES     N/A         N/A
                     L.P.
873   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (PCM), UNITED STATES     N/A         N/A
                     L.P.
874   4          HEDGE FUND SELECT: BOCAGE GLOBAL RESOURCES FUND LLC         UNITED STATES     N/A         N/A
875   4          HEDGE FUND SELECT: BREVAN HOWARD MULTI-STRATEGY FUND LLC    UNITED STATES     N/A         N/A
876   4          HEDGE FUND SELECT: BRIGADE LEVERAGED CAPITAL STRUCTURES     UNITED STATES     N/A         N/A
                   FUND LLC
877   4          HEDGE FUND SELECT: CORSAIR CAPITAL PARTNERS FLAGSHIP FUND   UNITED STATES     N/A         N/A
                   LLC
878   4          HEDGE FUND SELECT: EGERTON CAPITAL PARTNERS LLC             UNITED STATES     N/A         N/A
879   4          HEDGE FUND SELECT: EMINENCE PARTNERS FUND LLC               UNITED STATES     N/A         N/A
880   4          HEDGE FUND SELECT: JANA PARTNERS QUALIFIED LLC              UNITED STATES     N/A         N/A
881   4          HEDGE FUND SELECT: KOPPENBERG MACRO COMMODITY FUND LLC      UNITED STATES     N/A         N/A
882   4          HEDGE FUND SELECT: SEG PARTNERS II LLC                      UNITED STATES     N/A         N/A
883   4          HEDGE FUND SELECT: WNTN DEDICATED INVESTOR FUND (US) LLC    UNITED STATES     N/A         N/A
884   4          HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                   CAYMAN ISLANDS    100         N/A
885   4          HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                   CAYMAN ISLANDS    100         N/A
886   4          MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER RETIREMENT   CAYMAN ISLANDS    N/A         N/A
                   FUND, LTD.
887   4          MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.                UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
888   4          MULTI-STRATEGY PORTFOLIO RLTM, LLC                          UNITED STATES     N/A         N/A
889   4          MULTI-STRATEGY PORTFOLIO UNION BLUE FUND                    CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
890   4          MULTI-STRATEGY PORTFOLIO WANEK, LLC                         UNITED STATES     N/A         N/A
891   4          SELECT COMMODITIES STRATEGIES, LLC                          UNITED STATES     N/A         N/A
892   4          SELECT FUNDAMENTAL STRATEGIES, LLC                          UNITED STATES     N/A         N/A
893   4          SELECT TRADING STRATEGIES, LLC                              UNITED STATES     N/A         N/A
894   4          SRK FAMILY FUND, LLC                                        UNITED STATES     N/A         N/A

895   4         STRATEGIC ASIA PARTNERS ASSET TRUST                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
896   4         STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
897   4         TE CALEL INVESTORS, LTD.                                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
898   4         TE CALEL PORTFOLIO, LTD.                                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
899   4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
900   4         TE JENKINS PORTFOLIO, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
901   4         THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
902   4         THEOREMA MANAGED PORTFOLIO MASTER, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
903   3       GOLDMAN SACHS INDIA LIMITED                                525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
904   3       GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF     525910 - Open-End    Dublin                  IRELAND
                GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment Funds
905   3       GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST (IN   525910 - Open-End    George Town             CAYMAN
                JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)        Investment Funds                             ISLANDS
906   3       GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
907   4         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
908   3       GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
909   3       GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
910   4         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
911   4         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE     525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
912   3       GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                L.L.C.                                                   Financial Vehicles
913   3       GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
914   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
915   3       GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
916   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE,    525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
917   5           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND,    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
918   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
919   3       GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
920   3       GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST)   525910 - Open-End    Dublin                  IRELAND
                (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS  Investment Funds
                ONLY)(A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT
                FUNDS)
921   3       GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR         525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
922   3       GS CREDIT BALANCE FUND                                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
923   3       GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
924   3       GS MULTI-ASSET BALANCE FUND 4                              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
925   3       GS Multi-Asset Balance Fund 3                              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
926   3       GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
927   3       GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
928   3       GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
929   3       GS TC ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
930   4         GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
931   3       GSAM (GMS CAYMAN GP) LTD.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
932   4         ACADIAN: NON-US EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
933   4         ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
934   4         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
935   4         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE MASTER  525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
936   4         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
937   4         DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
938   4         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     525910 - Open-End    George Town             CAYMAN
                  OFFSHORE L.P.                                          Investment Funds                             ISLANDS
939   4         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     525910 - Open-End    George Town             CAYMAN
                  OFFSHORE L.P.                                          Investment Funds                             ISLANDS
940   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
941   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
942   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
943   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
944   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
945   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
946   5           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE 525910 - Open-End    George Town             CAYMAN
                    MASTER L.P.                                          Investment Funds                             ISLANDS
947   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
948   4         FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
949   4         FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
950   4         FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE     525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
951   4         LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
952   4         LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
953   4         LSV: NON-US EQUITY OFFSHORE L.P.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
954   4         NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
955   4         NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
956   4         NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
957   4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
958   5           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
959   4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
960   4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
961   5           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
962   4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
963   4         PICTET: NON-US EQUITY OFFSHORE L.P.                      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
964   5           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
965   4         PICTET: NON-US EQUITY OFFSHORE MASTER L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
966   4         SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
967   4         SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
968   4         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
969   4         TRILOGY: NON-US EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
970   4         VONTOBEL: NON-US EQUITY OFFSHORE L.P.                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
971   5           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
972   4         VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
973   4         WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
974   3       GSAM INDIA HOLDINGS LIMITED                                551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
975   4         GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
976   4         GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED    523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
977   3       LATEEF: DYNAMIC EQUITY LLC                                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
978   3       LIBERTY HARBOR I AGGREGATING FUND, LLC                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
979   4         LIBERTY HARBOR MASTER FUND I, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
980   5           LH (MAURITIUS) LIMITED                                 525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
981   5           LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
982   3       LIBERTY HARBOR I GP, LLC                                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
983   4         LIBERTY HARBOR MASTER FUND I, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
984   4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
985   5           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
986   3       LIBERTY HARBOR I QP FUND, LLC                              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
987   4         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
988   3       LIBERTY HARBOR I, LLC                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
989   4         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
990   3       LIBERTY HARBOR NATURAL RESOURCES FUND, LLC                 525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
991   3       LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC          525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
992   4         LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
993   3       LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                    525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
994   3       LSV: NON-US EQUITY LLC                                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
995   3       Liberty Harbor Distressed Credit Opportunities Advisors,   525990 - Other       New York      NY        Delaware
                LLC                                                      Financial Vehicles
996   4         LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
997   4         LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND      525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
998   5           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, LTD.                              Financial Vehicles                           ISLANDS
999   6             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1000  4         Liberty Harbor Distressed Credit Opportunities Fund,     525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
1001  5           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1002  3       NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                525910 - Open-End    New York      NY        New York
                                                                         Investment Funds
1003  3       NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1004  3       NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1005  3       NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1006  4         NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1007  3       NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1008  4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1009  3       NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1010  4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1011  3       PICTET: NON-US EQUITY LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1012  4         PICTET: NON-US EQUITY OFFSHORE MASTER L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1013  3       RA Program (A) Unit Trust (for Qualified Institutional     525990 - Other       George Town             CAYMAN
                Investors only)                                          Financial Vehicles                           ISLANDS
1014  4         RA PROGRAM (B) UNIT TRUST (FOR QUALIFIED INSTITUTIONAL   525990 - Other       George Town             CAYMAN
                  INVESTORS ONLY)                                        Financial Vehicles                           ISLANDS
1015  5           GS RA Program I Trading, Inc.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1016  6             GS RA PROGRAM I, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1017  7               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1018  8                 GS VAN GOGH LUX I S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1019  8                 GS VAN GOGH LUX II S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1020  8                 GSPEH RAVEN MANAGER STAKE LLC                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1021  8                 GSV HEYDEN HOLDINGS, L.P.                        551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1022  8                 GSV RIVERA HOLDINGS, LLC                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies

895   4          STRATEGIC ASIA PARTNERS ASSET TRUST                         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
896   4          STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST           UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
897   4          TE CALEL INVESTORS, LTD.                                    CAYMAN ISLANDS    100         N/A
898   4          TE CALEL PORTFOLIO, LTD.                                    CAYMAN ISLANDS    100         N/A
899   4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    100         N/A
900   4          TE JENKINS PORTFOLIO, LTD.                                  CAYMAN ISLANDS    N/A         N/A
901   4          THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                     CAYMAN ISLANDS    100         N/A
902   4          THEOREMA MANAGED PORTFOLIO MASTER, LTD.                     CAYMAN ISLANDS    100         N/A
903   3        GOLDMAN SACHS INDIA LIMITED                                   MAURITIUS         N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
904   3        GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF        IRELAND           N/A         N/A     The direct holder
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
905   3        GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST (IN      CAYMAN ISLANDS    N/A         N/A     The direct holder
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
906   3        GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
907   4          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
908   3        GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC           UNITED STATES     N/A         N/A
909   3        GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
910   4          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.      UNITED STATES     N/A         N/A
911   4          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE FUND,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
912   3        GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
913   3        GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC              UNITED STATES     N/A         N/A
914   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    CAYMAN ISLANDS    N/A         N/A
915   3        GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC                UNITED STATES     N/A         N/A
916   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE, L.P.  CAYMAN ISLANDS    N/A         N/A
917   5            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.  CAYMAN ISLANDS    N/A         N/A
918   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    CAYMAN ISLANDS    N/A         N/A
919   3        GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC           UNITED STATES     N/A         N/A
920   3        GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST) (IN  IRELAND           N/A         N/A     The direct holder
                 JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                         has Control
                 (A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT FUNDS)                                              through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
921   3        GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR QUALIFIED  CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
922   3        GS CREDIT BALANCE FUND                                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
923   3        GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST           CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
924   3        GS MULTI-ASSET BALANCE FUND 4                                 CAYMAN ISLANDS    N/A         N/A
925   3        GS Multi-Asset Balance Fund 3                                 CAYMAN ISLANDS    N/A         N/A
926   3        GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC               UNITED STATES     N/A         N/A
927   3        GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC                UNITED STATES     N/A         N/A
928   3        GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC               UNITED STATES     N/A         N/A
929   3        GS TC ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
930   4          GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                   CAYMAN ISLANDS    N/A         N/A
931   3        GSAM (GMS CAYMAN GP) LTD.                                     CAYMAN ISLANDS    100         N/A
932   4          ACADIAN: NON-US EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
933   4          ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.               CAYMAN ISLANDS    N/A         N/A
934   4          ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.       CAYMAN ISLANDS    N/A         N/A
935   4          ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE MASTER     CAYMAN ISLANDS    N/A         N/A
                   L.P.
936   4          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.       CAYMAN ISLANDS    N/A         N/A
937   4          DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.                 CAYMAN ISLANDS    N/A         N/A
938   4          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3        CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE L.P.
939   4          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5        CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE L.P.
940   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
941   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
942   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
943   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
944   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
945   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P. CAYMAN ISLANDS    N/A         N/A
946   5            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE    CAYMAN ISLANDS    N/A         N/A
                     MASTER L.P.
947   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   MASTER L.P.
948   4          FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                     CAYMAN ISLANDS    N/A         N/A
949   4          FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE L.P.   CAYMAN ISLANDS    N/A         N/A
950   4          FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE MASTER CAYMAN ISLANDS    N/A         N/A
                   L.P.
951   4          LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
952   4          LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.                 CAYMAN ISLANDS    N/A         N/A
953   4          LSV: NON-US EQUITY OFFSHORE L.P.                            CAYMAN ISLANDS    N/A         N/A
954   4          NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
955   4          NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
956   4          NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
957   4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
958   5            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.  CAYMAN ISLANDS    N/A         N/A
959   4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
960   4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
961   5            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.  CAYMAN ISLANDS    N/A         N/A
962   4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
963   4          PICTET: NON-US EQUITY OFFSHORE L.P.                         CAYMAN ISLANDS    N/A         N/A
964   5            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
965   4          PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  CAYMAN ISLANDS    N/A         N/A
966   4          SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.               CAYMAN ISLANDS    N/A         N/A
967   4          SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                    CAYMAN ISLANDS    N/A         N/A
968   4          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P.    CAYMAN ISLANDS    N/A         N/A
969   4          TRILOGY: NON-US EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
970   4          VONTOBEL: NON-US EQUITY OFFSHORE L.P.                       CAYMAN ISLANDS    N/A         N/A
971   5            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.              CAYMAN ISLANDS    N/A         N/A
972   4          VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
973   4          WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.                  CAYMAN ISLANDS    N/A         N/A
974   3        GSAM INDIA HOLDINGS LIMITED                                   MAURITIUS         100         N/A
975   4          GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED      INDIA (OTHER)     100         N/A
976   4          GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED       INDIA (OTHER)     100         N/A
977   3        LATEEF: DYNAMIC EQUITY LLC                                    UNITED STATES     N/A         N/A
978   3        LIBERTY HARBOR I AGGREGATING FUND, LLC                        UNITED STATES     N/A         N/A
979   4          LIBERTY HARBOR MASTER FUND I, L.P.                          CAYMAN ISLANDS    N/A         N/A
980   5            LH (MAURITIUS) LIMITED                                    MAURITIUS         100         N/A
981   5            LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
982   3        LIBERTY HARBOR I GP, LLC                                      UNITED STATES     N/A         N/A
983   4          LIBERTY HARBOR MASTER FUND I, L.P.                          CAYMAN ISLANDS    N/A         N/A
984   4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
985   5            LIBERTY HARBOR MASTER FUND I, L.P.                        CAYMAN ISLANDS    N/A         N/A
986   3        LIBERTY HARBOR I QP FUND, LLC                                 UNITED STATES     N/A         N/A
987   4          LIBERTY HARBOR I AGGREGATING FUND, LLC                      UNITED STATES     N/A         N/A
988   3        LIBERTY HARBOR I, LLC                                         UNITED STATES     N/A         N/A
989   4          LIBERTY HARBOR I AGGREGATING FUND, LLC                      UNITED STATES     N/A         N/A
990   3        LIBERTY HARBOR NATURAL RESOURCES FUND, LLC                    UNITED STATES     N/A         N/A
991   3        LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC             UNITED STATES     N/A         N/A
992   4          LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
993   3        LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                       UNITED STATES     N/A         N/A
994   3        LSV: NON-US EQUITY LLC                                        UNITED STATES     N/A         N/A
995   3        Liberty Harbor Distressed Credit Opportunities Advisors, LLC  UNITED STATES     N/A         N/A
996   4          LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.         CAYMAN ISLANDS    N/A         N/A
997   4          LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND         CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
998   5            LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES OFFSHORE   CAYMAN ISLANDS    100         N/A
                     HOLDINGS, LTD.
999   6              LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.     CAYMAN ISLANDS    N/A         N/A
1000  4          Liberty Harbor Distressed Credit Opportunities Fund, L.P.   UNITED STATES     N/A         N/A
1001  5            LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.       CAYMAN ISLANDS    N/A         N/A
1002  3        NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1003  3        NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
1004  3        NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
1005  3        NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                       UNITED STATES     N/A         N/A
1006  4          NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1007  3        NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                       UNITED STATES     N/A         N/A
1008  4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1009  3        NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                       UNITED STATES     N/A         N/A
1010  4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1011  3        PICTET: NON-US EQUITY LLC                                     UNITED STATES     N/A         N/A
1012  4          PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  CAYMAN ISLANDS    N/A         N/A
1013  3        RA Program (A) Unit Trust (for Qualified Institutional        CAYMAN ISLANDS    N/A         N/A     The direct holder
                 Investors only)                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1014  4          RA PROGRAM (B) UNIT TRUST (FOR QUALIFIED INSTITUTIONAL      CAYMAN ISLANDS    100         N/A
                   INVESTORS ONLY)
1015  5            GS RA Program I Trading, Inc.                             CAYMAN ISLANDS    100         N/A
1016  6              GS RA PROGRAM I, L.P.                                   CAYMAN ISLANDS    N/A         N/A
1017  7                GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
1018  8                  GS VAN GOGH LUX I S.A R.L.                          LUXEMBOURG        100         N/A
1019  8                  GS VAN GOGH LUX II S.A R.L.                         LUXEMBOURG        100         N/A
1020  8                  GSPEH RAVEN MANAGER STAKE LLC                       UNITED STATES     N/A         N/A
1021  8                  GSV HEYDEN HOLDINGS, L.P.                           CAYMAN ISLANDS    N/A         N/A
1022  8                  GSV RIVERA HOLDINGS, LLC                            UNITED STATES     N/A         N/A

1023  8                 GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1024  8                 PRIVATE EQUITY HOLDINGS FOREIGN INCOME BLOCKER,  551112 - Offices of  George Town             CAYMAN
                          LTD.                                           Other Holding                                ISLANDS
                                                                         Companies
1025  7               GS RA I HG6, L.P.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1026  7               GS RA PROGRAM I FOREIGN INCOME BLOCKER, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1027  7               GSV ENERGY HOLDINGS, INC.                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1028  7               GSVA OFFSHORE HOLDINGS, INC.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1029  8                 GSVA HOLDINGS, L.P.                              551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1030  7               GSVF AHO INVESTMENTS CORP.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1031  3       SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF      525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1032  3       SPRUCEGROVE: NON-US EQUITY LLC                             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1033  3       TACTICAL TILT FUND, LLC                                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1034  4         TACTICAL TILT HOLDINGS, LLC                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1035  3       TACTICAL TILT HOLDINGS, LLC                                525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1036  3       TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A     525910 - Open-End    New York      NY        Delaware
                SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES        Investment Funds
                MANAGED PORTFOLIOS, L.L.C.
1037  3       TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS 525910 - Open-End    New York      NY        Delaware
                GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.     Investment Funds
1038  3       U.S. HOUSING RECOVERY FUND, LLC                            525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1039  3       U.S. HOUSING RECOVERY MASTER FUND GP, LLC                  525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1040  4         U.S. HOUSING RECOVERY MASTER FUND, L.P.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1041  3       US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                    525910 - Open-End    New York      NY        New York
                                                                         Investment Funds
1042  3       VONTOBEL: NON-US EQUITY LLC                                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1043  4         VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1044  3       WILLIAM BLAIR: NON-US EQUITY LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1045  2     GOLDMAN SACHS BANK AG                                        522110 - Commercial  Zurich                  SWITZERLAND
                                                                         Banking                                      (OTHER)
1046  2     GOLDMAN SACHS BANK USA                                       522110 - Commercial  New York      NY        New York
                                                                         Banking
1047  3       GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.            522292 - Real Estate Irving        TX        Delaware
                                                                         Credit
1048  3       GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC             551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1049  4         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          522292 - Real Estate Irving        TX        Delaware
                                                                         Credit
1050  3       GOLDMAN SACHS CREDIT PARTNERS L.P.                         522294 - Secondary   New York      NY        BERMUDA
                                                                         Market Financing
1051  4         GSFS INVESTMENTS IV, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1052  3       GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1053  4         GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.    523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1054  3       GOLDMAN SACHS MORTGAGE COMPANY                             522294 - Secondary   New York      NY        New York
                                                                         Market Financing
1055  3       GOLDMAN SACHS REAL ESTATE FUNDING CORP.                    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
1056  4         GOLDMAN SACHS MORTGAGE COMPANY                           522294 - Secondary   New York      NY        New York
                                                                         Market Financing
1057  3       GS NEW MARKETS FUND PNR, INC.                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1058  4         GS NEW MARKETS FUND, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1059  3       GS NEW MARKETS FUND, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1060  3       GSCP (DEL) LLC                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1061  4         GOLDMAN SACHS CREDIT PARTNERS L.P.                       522294 - Secondary   New York      NY        BERMUDA
                                                                         Market Financing
1062  3       GSMMDPGP, INC.                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1063  4         GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.    523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1064  3       WILLIAM STREET COMMITMENT CORPORATION                      522298 - All Other   New York      NY        Delaware
                                                                         Nondepository Credit
                                                                         Intermediation
1065  3       WILLIAM STREET CREDIT CORPORATION                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1066  3       WILLIAM STREET LLC                                         522298 - All Other   New York      NY        Utah
                                                                         Nondepository Credit
                                                                         Intermediation
1067  2     GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1068  3       LVB ACQUISITION HOLDING, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1069  2     GOLDMAN SACHS BMET INVESTORS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1070  3       LVB ACQUISITION HOLDING, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1071  2     GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                     523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1072  2     GOLDMAN SACHS CANADA FINANCE CO.                             525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1073  2     GOLDMAN SACHS CANADA FINANCE INC.                            551112 - Offices of  Calgary       AB        CANADA
                                                                         Other Holding
                                                                         Companies
1074  3       GOLDMAN SACHS CANADA FINANCE CO.                           525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1075  2     GOLDMAN SACHS CANADA INC.                                    523110 - Investment  Toronto       ON        CANADA
                                                                         Banking and
                                                                         Securities Dealing
1076  3       GS GLOBAL FUNDING II, CO.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1077  4         GS GLOBAL FUNDING III, CO.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1078  5           GS GLOBAL FUNDING IV, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1079  2     GOLDMAN SACHS CAPITAL I                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1080  2     GOLDMAN SACHS CAPITAL II                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1081  2     GOLDMAN SACHS CAPITAL III                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1082  2     GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1083  3       GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1084  3       GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1085  3       GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1086  4         GOLDMAN SACHS 3, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1087  4         GOLDMAN SACHS 4, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1088  4         GOLDMAN SACHS 5, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1089  3       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1090  2     GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1091  2     GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1092  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO, 525990 - Other       Wilmington    DE        Delaware
              LLC                                                        Financial Vehicles
1093  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1094  4         Goldman Sachs Developing Markets Real Estate Cooperatief 525990 - Other       London                  NETHERLANDS
                  U.A.                                                   Financial Vehicles
1095  5           DMREF ADMIN CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1096  5           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS  525990 - Other       Amsterdam               NETHERLANDS
                    (US) B.V.                                            Financial Vehicles
1097  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1098  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD  525990 - Other       New York      NY        Delaware
                ESC FUND, L.P.                                           Financial Vehicles
1099  4         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other       New York      NY        Delaware
                  PMD QP FUND, L.P.                                      Financial Vehicles
1100  5           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS  525990 - Other       George Town             CAYMAN
                    (US), L.P.                                           Financial Vehicles                           ISLANDS
1101  6             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other       Amsterdam               NETHERLANDS
                      PARTNERS (US) COOPERATIEF U.A.                     Financial Vehicles
1102  7               DMREF ADMIN CAYMAN                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1103  7               GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE       525990 - Other       Amsterdam               NETHERLANDS
                        PARTNERS (US) B.V.                               Financial Vehicles
1104  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD  525990 - Other       New York      NY        Delaware
                QP FUND, L.P.                                            Financial Vehicles
1105  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC FUND  525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1106  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1107  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS        525990 - Other       Amsterdam               NETHERLANDS
              (GERMANY) COOPERATIEF U.A.                                 Financial Vehicles
1108  3       DMREF ADMIN CAYMAN                                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1109  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS        525990 - Other       New York      NY        Delaware
              (GERMANY) GP, LLC                                          Financial Vehicles
1110  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other       George Town             CAYMAN
                (GERMANY), L.P.                                          Financial Vehicles                           ISLANDS
1111  4         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other       Amsterdam               NETHERLANDS
                 (GERMANY) COOPERATIEF U.A.                              Financial Vehicles
1112  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)   525990 - Other       Amsterdam               NETHERLANDS
              COOPERATIEF U.A.                                           Financial Vehicles
1113  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)   525990 - Other       New York      NY        Delaware
              GP, LLC                                                    Financial Vehicles
1114  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other       George Town             CAYMAN
                (US), L.P.                                               Financial Vehicles                           ISLANDS
1115  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1116  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other       Amsterdam               NETHERLANDS
                COOPERATIEF U.A.                                         Financial Vehicles
1117  4         DMREF ADMIN CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1118  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF 525990 - Other       Amsterdam               NETHERLANDS
              U.A.                                                       Financial Vehicles
1119  2     GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1120  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1121  2     GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1122  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1123  2     GOLDMAN SACHS DGC INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1124  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1125  2     GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1126  3       FREEDOMPAY, INC.                                           525990 - Other       Newtown       PA        Delaware
                                                                         Financial Vehicles   Square
1127  3       FS Invest S.a r.l.                                         525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
1128  3       GS 2000-I, L.L.C.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1129  3       SUNGARD CAPITAL CORP.                                      51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
1130  2     GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1131  2     GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1132  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND    525990 - Other       George Town             CAYMAN
                OFFSHORE, L.P.                                           Financial Vehicles                           ISLANDS
1133  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND,   525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1134  2     GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1135  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1136  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1137  2     GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                  525910 - Open-End    St. Peter               GUERNSEY
                                                                         Investment Funds     Port
1138  2     GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1139  3       GS ESF QEP OFFSHORE HOLDINGS CORP.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1140  2     GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1141  2     GOLDMAN SACHS EDMC INVESTORS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1142  3       EDUCATION MANAGEMENT CORPORATION                           525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
1143  2     GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds
1144  2     GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A SUBFUND  525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds
1145  2     GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                       551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1146  3       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1147  2     GOLDMAN SACHS FINANCIAL MARKETS, L.P.                        523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1148  2     GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1149  2     GOLDMAN SACHS FINANZPRODUKTE GMBH                            525990 - Other       Eschborn                GERMANY
                                                                         Financial Vehicles
1150  2     GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND   525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds

1023  8                  GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC            UNITED STATES     N/A         N/A
1024  8                  PRIVATE EQUITY HOLDINGS FOREIGN INCOME BLOCKER,     CAYMAN ISLANDS    100         N/A
                           LTD.
1025  7                GS RA I HG6, L.P.                                     UNITED STATES     N/A         N/A
1026  7                GS RA PROGRAM I FOREIGN INCOME BLOCKER, LTD.          CAYMAN ISLANDS    100         N/A
1027  7                GSV ENERGY HOLDINGS, INC.                             UNITED STATES     99          N/A
1028  7                GSVA OFFSHORE HOLDINGS, INC.                          UNITED STATES     100         N/A
1029  8                  GSVA HOLDINGS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
1030  7                GSVF AHO INVESTMENTS CORP.                            UNITED STATES     99          N/A
1031  3        SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF GOLDMAN UNITED STATES     N/A         N/A
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
1032  3        SPRUCEGROVE: NON-US EQUITY LLC                                UNITED STATES     N/A         N/A
1033  3        TACTICAL TILT FUND, LLC                                       UNITED STATES     N/A         N/A
1034  4          TACTICAL TILT HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
1035  3        TACTICAL TILT HOLDINGS, LLC                                   UNITED STATES     N/A         N/A
1036  3        TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A SERIES UNITED STATES     N/A         N/A
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED
                 PORTFOLIOS, L.L.C.
1037  3        TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS    UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
1038  3        U.S. HOUSING RECOVERY FUND, LLC                               UNITED STATES     N/A         N/A
1039  3        U.S. HOUSING RECOVERY MASTER FUND GP, LLC                     UNITED STATES     N/A         N/A
1040  4          U.S. HOUSING RECOVERY MASTER FUND, L.P.                     CAYMAN ISLANDS    N/A         N/A
1041  3        US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1042  3        VONTOBEL: NON-US EQUITY LLC                                   UNITED STATES     N/A         N/A
1043  4          VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
1044  3        WILLIAM BLAIR: NON-US EQUITY LLC                              UNITED STATES     N/A         N/A
1045  2      GOLDMAN SACHS BANK AG                                           SWITZERLAND       100         N/A
                                                                             (OTHER)
1046  2      GOLDMAN SACHS BANK USA                                          UNITED STATES     100         N/A
1047  3        GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.               UNITED STATES     N/A         N/A
1048  3        GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC                UNITED STATES     N/A         N/A
1049  4          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.             UNITED STATES     N/A         N/A
1050  3        GOLDMAN SACHS CREDIT PARTNERS L.P.                            UNITED STATES     N/A         N/A
1051  4          GSFS INVESTMENTS IV, LLC                                    UNITED STATES     N/A         N/A
1052  3        GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                     NETHERLANDS       100         N/A
1053  4          GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.       UNITED STATES     N/A         N/A
1054  3        GOLDMAN SACHS MORTGAGE COMPANY                                UNITED STATES     N/A         N/A
1055  3        GOLDMAN SACHS REAL ESTATE FUNDING CORP.                       UNITED STATES     100         N/A
1056  4          GOLDMAN SACHS MORTGAGE COMPANY                              UNITED STATES     N/A         N/A
1057  3        GS NEW MARKETS FUND PNR, INC.                                 UNITED STATES     100         N/A
1058  4          GS NEW MARKETS FUND, LLC                                    UNITED STATES     N/A         N/A
1059  3        GS NEW MARKETS FUND, LLC                                      UNITED STATES     N/A         N/A
1060  3        GSCP (DEL) LLC                                                UNITED STATES     N/A         N/A
1061  4          GOLDMAN SACHS CREDIT PARTNERS L.P.                          UNITED STATES     N/A         N/A
1062  3        GSMMDPGP, INC.                                                UNITED STATES     100         N/A
1063  4          GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.       UNITED STATES     N/A         N/A
1064  3        WILLIAM STREET COMMITMENT CORPORATION                         UNITED STATES     100         N/A
1065  3        WILLIAM STREET CREDIT CORPORATION                             UNITED STATES     100         N/A
1066  3        WILLIAM STREET LLC                                            UNITED STATES     N/A         N/A
1067  2      GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.            CAYMAN ISLANDS    N/A         N/A
1068  3        LVB ACQUISITION HOLDING, LLC                                  UNITED STATES     24          N/A
1069  2      GOLDMAN SACHS BMET INVESTORS, L.P.                              UNITED STATES     N/A         N/A
1070  3        LVB ACQUISITION HOLDING, LLC                                  UNITED STATES     24          N/A
1071  2      GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                        CANADA            100         N/A
1072  2      GOLDMAN SACHS CANADA FINANCE CO.                                CANADA            100         N/A
1073  2      GOLDMAN SACHS CANADA FINANCE INC.                               CANADA            100         N/A
1074  3        GOLDMAN SACHS CANADA FINANCE CO.                              CANADA            100         N/A
1075  2      GOLDMAN SACHS CANADA INC.                                       CANADA            100         N/A
1076  3        GS GLOBAL FUNDING II, CO.                                     UNITED STATES     100         N/A
1077  4          GS GLOBAL FUNDING III, CO.                                  UNITED STATES     100         N/A
1078  5            GS GLOBAL FUNDING IV, LLC                                 UNITED STATES     N/A         N/A
1079  2      GOLDMAN SACHS CAPITAL I                                         UNITED STATES     N/A         N/A
1080  2      GOLDMAN SACHS CAPITAL II                                        UNITED STATES     N/A         N/A
1081  2      GOLDMAN SACHS CAPITAL III                                       UNITED STATES     N/A         N/A
1082  2      GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                   UNITED STATES     N/A         N/A
1083  3        GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                      CAYMAN ISLANDS    N/A         N/A
1084  3        GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                      CAYMAN ISLANDS    100         N/A
1085  3        GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                     CAYMAN ISLANDS    N/A         N/A
1086  4          GOLDMAN SACHS 3, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1087  4          GOLDMAN SACHS 4, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1088  4          GOLDMAN SACHS 5, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1089  3        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                CAYMAN ISLANDS    N/A         N/A
1090  2      GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                  CAYMAN ISLANDS    N/A         N/A
1091  2      GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.                  UNITED STATES     N/A         N/A
1092  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO,    UNITED STATES     N/A         N/A
               LLC
1093  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY          UNITED STATES     100         N/A
1094  4          Goldman Sachs Developing Markets Real Estate Cooperatief    UNITED KINGDOM    N/A         N/A
                   U.A.                                                      (OTHER)
1095  5            DMREF ADMIN CAYMAN                                        CAYMAN ISLANDS    99          N/A
1096  5            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS     NETHERLANDS       75          N/A
                    (US) B.V.
1097  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C.    UNITED STATES     N/A         N/A
1098  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD ESC UNITED STATES     N/A         N/A
                 FUND, L.P.
1099  4          GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD   UNITED STATES     N/A         N/A
                   QP FUND, L.P.
1100  5            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS     CAYMAN ISLANDS    N/A         N/A
                     (US), L.P.
1101  6              GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS   NETHERLANDS       100         N/A
                       (US) COOPERATIEF U.A.
1102  7                DMREF ADMIN CAYMAN                                    CAYMAN ISLANDS    99          N/A
1103  7                GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS NETHERLANDS       75          N/A
                         (US) B.V.
1104  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD QP  UNITED STATES     N/A         N/A
                 FUND, L.P.
1105  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC FUND     CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1106  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1107  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (GERMANY) NETHERLANDS       99          N/A
               COOPERATIEF U.A.
1108  3        DMREF ADMIN CAYMAN                                            CAYMAN ISLANDS    99          N/A
1109  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (GERMANY) UNITED STATES     N/A         N/A
               GP, LLC
1110  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS         CAYMAN ISLANDS    N/A         N/A
                 (GERMANY), L.P.
1111  4          GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS       NETHERLANDS       99          N/A
                   (GERMANY) COOPERATIEF U.A.
1112  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)      NETHERLANDS       100         N/A
               COOPERATIEF U.A.
1113  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) GP,  UNITED STATES     N/A         N/A
               LLC
1114  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US),   CAYMAN ISLANDS    N/A         N/A
                 L.P.
1115  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-2
                                                                                                                   shares.
1116  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF  NETHERLANDS       N/A         N/A
                 U.A.
1117  4          DMREF ADMIN CAYMAN                                          CAYMAN ISLANDS    99          N/A
1118  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF    NETHERLANDS       N/A         N/A
               U.A.
1119  2      GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                       LUXEMBOURG        100         N/A
1120  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA              LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-1
                                                                                                                   shares.
1121  2      GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
1122  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
1123  2      GOLDMAN SACHS DGC INVESTORS, L.P.                               UNITED STATES     N/A         N/A
1124  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
1125  2      GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                 UNITED STATES     N/A         N/A
1126  3        FREEDOMPAY, INC.                                              UNITED STATES     32          N/A
1127  3        FS Invest S.a r.l.                                            LUXEMBOURG        44          N/A
1128  3        GS 2000-I, L.L.C.                                             UNITED STATES     N/A         N/A
1129  3        SUNGARD CAPITAL CORP.                                         UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
1130  2      GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
1131  2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS GP,    UNITED STATES     N/A         N/A
               L.L.C.
1132  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND       CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1133  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND, L.P. UNITED STATES     N/A         N/A
1134  2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
               L.L.C.
1135  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1136  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1137  2      GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                     GUERNSEY          100         N/A
1138  2      GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
1139  3        GS ESF QEP OFFSHORE HOLDINGS CORP.                            UNITED STATES     100         N/A
1140  2      GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                      UNITED STATES     N/A         N/A
1141  2      GOLDMAN SACHS EDMC INVESTORS, L.P.                              UNITED STATES     N/A         N/A
1142  3        EDUCATION MANAGEMENT CORPORATION                              UNITED STATES     42          N/A
1143  2      GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A SUBFUND OF IRELAND           100         N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1144  2      GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A SUBFUND OF  IRELAND           100         N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1145  2      GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                          UNITED STATES     N/A         N/A
1146  3        GOLDMAN SACHS FINANCIAL MARKETS, L.P.                         UNITED STATES     N/A         N/A
1147  2      GOLDMAN SACHS FINANCIAL MARKETS, L.P.                           UNITED STATES     N/A         N/A
1148  2      GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1149  2      GOLDMAN SACHS FINANZPRODUKTE GMBH                               GERMANY           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1150  2      GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND OF   IRELAND           28          N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)

1151  2     GOLDMAN SACHS GLOBAL ADVISORY PRODUCTS LLC                   525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1152  2     GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1153  2     GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1154  3       ARROW CORPORATE MEMBER HOLDINGS LLC                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1155  3       CER HOLDINGS GP                                            551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1156  4         CER HOLDINGS LP                                          551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1157  5           CER INVESTMENTS 1                                      523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1158  3       GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1159  3       GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1160  4         BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1161  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1162  6             GAO HUA CHINA RMB MONEY MARKET FUND                  525910 - Open-End    Beijing                 CHINA,
                                                                         Investment Funds                             PEOPLES
                                                                                                                      REPUBLIC OF
1163  6             GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED     523110 - Investment  Beijing                 CHINA,
                                                                         Banking and                                  PEOPLES
                                                                         Securities Dealing                           REPUBLIC OF
1164  6             QIAN KUN FUTURES CO., LTD.                           523120 - Securities  Shenzhen                CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1165  4         BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1166  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1167  4         BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1168  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1169  4         CORNWALL INVESTMENTS LIMITED                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
1170  4         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1171  4         GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED               551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1172  5           AKIMOTOKO (DELAWARE) L.L.C.                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1173  5           EXPRESS INVESTMENTS III PRIVATE LTD.                   525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1174  5           GS MONGOLIA INVESTMENTS LIMITED                        525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1175  5           KIRORO (DELAWARE) L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1176  5           MATSU (DELAWARE) L.L.C.                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1177  5           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1178  6             RONG SHENG ASSET MANAGEMENT CO. LTD.                 525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1179  5           MERCER INVESTMENTS V PRIVATE LTD.                      551114 - Corporate,  Federal                 MALAYSIA
                                                                         Subsidiary, and      Territory of            (OTHER)
                                                                         Regional Managing    Labuan
                                                                         Offices

1180  6             BEIJING GOLDMAN SACHS CONSULTING CO., LTD.           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1181  5           SAGAMIKO (DELAWARE) L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1182  4         GS ASIAN VENTURE (DELAWARE) L.L.C.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1183  5           BROAD STREET (HONG KONG) INVESTOR LIMITED              525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
1184  6             BROAD STREET (CAYMAN) GP LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1185  7               BROAD STREET (BEIJING) INVESTMENT MANAGEMENT       525990 - Other       Beijing                 CHINA,
                        CENTRE (LIMITED PARTNERSHIP)                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1186  8                 BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED 525990 - Other       Beijing                 CHINA,
                          PARTNERSHIP)                                   Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1187  8                 BROAD STREET (BEIJING) 2011 INVESTMENT CENTER    525990 - Other       Beijing                 CHINA,
                          (LIMITED PARTNERSHIP)                          Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1188  9                   BEIJING GOLDMAN SACHS INVESTMENT CENTER        525990 - Other       Beijing                 CHINA,
                            (LIMITED PARTNERSHIP)                        Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1189  6             BROAD STREET (CAYMAN) LP LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1190  7               BROAD STREET (BEIJING) INVESTMENT MANAGEMENT       525990 - Other       Beijing                 CHINA,
                        CENTRE (LIMITED PARTNERSHIP)                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1191  5           DHONI CAYMAN GP LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1192  6             DHONI CAYMAN LIMITED PARTNERSHIP                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1193  5           DHONI CAYMAN HOLDINGS LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1194  6             DHONI CAYMAN LIMITED PARTNERSHIP                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1195  5           GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED    525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1196  5           GOLDMAN SACHS INVESTMENTS HOLDINGS (ASIA) LIMITED      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1197  5           GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1198  5           GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.              523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1199  5           GS HONY HOLDINGS I LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1200  5           GS HONY HOLDINGS II LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1201  5           GSPS ASIA LIMITED                                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1202  6             GREEN LOTUS LIMITED                                  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1203  6             GSPS DAI VIET LTD.                                   525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1204  6             NAM VIET LTD.                                        525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1205  5           TIGER STRATEGIC INVESTMENTS LTD                        551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1206  6             JADE DRAGON (MAURITIUS) LIMITED                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1207  7               GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1208  7               GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED  551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1209  8                 JADE DRAGON VENTURE INVESTMENT LIMITED           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1210  7               GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED 551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1211  8                 JADE DRAGON VENTURE INVESTMENT LIMITED           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1212  7               PANDA INVESTMENTS LTD                              551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1213  8                 GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED   525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1214  8                 GS STRATEGIC INVESTMENTS LIMITED                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1215  9                   M. PALLONJI ENTERPRISES PRIVATE LIMITED        525990 - Other       Mumbai                  INDIA
                                                                         Financial Vehicles                           (OTHER)
1216  7               ZAHEER HOLDINGS (MAURITIUS)                        551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1217  8                 ZAHEER MAURITIUS                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1218  5           TRIUMPH II INVESTMENTS (IRELAND) LIMITED               525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1219  5           VANTAGE QUEST (MAURITIUS) LIMITED                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1220  5           VANTAGE STRIDE (MAURITIUS) LIMITED                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1221  6             WWD RUBY LIMITED                                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1222  4         KIRI (DELAWARE) L.L.C.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1223  4         SHIGA (DELAWARE) L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1224  3       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1225  3       GOLDMAN SACHS (CHINA) L.L.C.                               551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1226  3       GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1227  4         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1228  3       GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP 551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1229  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.       523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1230  3       GOLDMAN SACHS ARGENTINA L.L.C.                             523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1231  3       GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                523920 - Portfolio   Sao Paulo               BRAZIL
                                                                         Management
1232  3       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       523920 - Portfolio   New York      NY        Delaware
                                                                         Management
1233  3       GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1234  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION    523130 - Commodity   Halifax       NS        CANADA
                                                                         Contracts Dealing
1235  3       GOLDMAN SACHS GLOBAL SERVICES II LIMITED                   541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
1236  3       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         551114 - Corporate,  Col Lomas de            MEXICO
                                                                         Subsidiary, and      Chapultepec
                                                                         Regional Managing
                                                                         Offices
1237  4         GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE  523120 - Securities  Mexico City             MEXICO
                  CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO        Brokerage
                  MULTIPLE, ENTIDAD NO REGULADA
1238  4         GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                 522298 - All Other   Mexico City             MEXICO
                                                                         Nondepository Credit
                                                                         Intermediation
1239  3       GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                 551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1240  3       GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1241  4         GOLDMAN SACHS (RUSSIA)                                   523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
1242  4         GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED       523999 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1243  5           CMC Markets PLC                                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1244  6             CMC MARKETS UK HOLDINGS LIMITED                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1245  7               CLIENT2CLIENT.COM LIMITED                          523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1246  7               CMC Group Limited                                  523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1247  7               CMC MARKETS UK PLC                                 523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1248  8                 CMC Markets US LLC                               523910 -             Wilmington    DE        Delaware
                                                                         Miscellaneous
                                                                         Intermediation
1249  7               CMC Spreadbet Plc                                  523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1250  7               CMC Trustees Limited                               523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1251  7               DEAL4FREE.COM LIMITED                              522320 - Financial   London                  UNITED
                                                                         Transactions                                 KINGDOM
                                                                         Processing, Reserve,                         (OTHER)
                                                                         and Clearinghouse
                                                                         Activities
1252  7               Information Internet Limited                       541511 - Computer    London                  UNITED
                                                                         program or software                          KINGDOM
                                                                         development                                  (OTHER)
1253  7               MARKETMAKER LIMITED                                523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1254  6             CMC Markets (Finance) Limited                        523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1255  6             CMC Markets Overseas Holdings Limited                551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1256  7               CMC Markets Asia Limited                           523910 -             Wan Chai                HONG KONG
                                                                         Miscellaneous
                                                                         Intermediation
1257  7               CMC Markets Canada Inc                             523910 -             Toronto       ON        CANADA
                                                                         Miscellaneous
                                                                         Intermediation
1258  7               CMC Markets Development (pty) Limited              523910 -             Sunninghill             SOUTH AFRICA
                                                                         Miscellaneous
                                                                         Intermediation
1259  7               CMC Markets Digital Options GmbH                   541511 - Computer    Vienna                  AUSTRIA
                                                                         program or software
                                                                         development
1260  7               CMC Markets Group Australia Pty Ltd.               551112 - Offices of  Sydney                  AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1261  8                 CMC MARKETS ASIA PACIFIC PTY LIMITED             541990 - All Other   Sydney                  AUSTRALIA
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1262  9                   CMC Markets Pty Ltd                            523910 -             Sydney                  AUSTRALIA
                                                                         Miscellaneous
                                                                         Intermediation
1263  10                    CMC International Financial Consulting       541990 - All Other   Beijing                 CHINA,
                              (Beijing) Co., Ltd                         Professional,                                PEOPLES
                                                                         Scientific, and                              REPUBLIC OF
                                                                         Technical Services
1264  8                 CMC Markets Stockbroking Limited                 523120 - Securities  Sydney                  AUSTRALIA
                                                                         Brokerage
1265  9                   CMC Markets Stockbroking Limited Nominees      522320 - Financial   Sydney                  AUSTRALIA
                            (No.2 Account) Pty Limited                   Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1266  8                 CMC Markets Stockbroking Limited Nominees Pty    522320 - Financial   Sydney                  AUSTRALIA
                          Limited                                        Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1267  7               CMC Markets Japan KK                               523910 -             Tokyo                   JAPAN
                                                                         Miscellaneous
                                                                         Intermediation
1268  7               CMC Markets NZ Limited                             523910 -             Auckland                NEW ZEALAND
                                                                         Miscellaneous                                (OTHER)
                                                                         Intermediation
1269  7               CMC Markets Singapore Pte. Ltd                     541990 - All Other   Singapore               SINGAPORE
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1270  7               CMC Markets South Africa (pty) Limited             523910 -             Sunninghill             SOUTH AFRICA
                                                                         Miscellaneous
                                                                         Intermediation
1271  7               REDMONITOR GMBH                                    522320 - Financial   Vienna                  AUSTRIA
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1272  5           THE EUROPEAN POWER SOURCE COMPANY B.V.                 551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1273  6             THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED     551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1274  5           TURQUOISE GLOBAL HOLDINGS LIMITED                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1275  4         TEX FUNDING                                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1276  3       GOLDMAN SACHS IRELAND LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1277  4         GOLDMAN SACHS IRELAND GROUP LIMITED                      551112 - Offices of  Dublin                  IRELAND
                                                                         Other Holding
                                                                         Companies
1278  5           GOLDMAN SACHS IRELAND HOLDINGS LIMITED                 551112 - Offices of  Dublin                  IRELAND
                                                                         Other Holding
                                                                         Companies

1151  2      GOLDMAN SACHS GLOBAL ADVISORY PRODUCTS LLC                      UNITED STATES     N/A         N/A
1152  2      GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC    UNITED STATES     N/A         N/A
1153  2      GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                            UNITED STATES     N/A         N/A
1154  3        ARROW CORPORATE MEMBER HOLDINGS LLC                           UNITED STATES     N/A         N/A
1155  3        CER HOLDINGS GP                                               CAYMAN ISLANDS    100         N/A
1156  4          CER HOLDINGS LP                                             CAYMAN ISLANDS    N/A         N/A
1157  5            CER INVESTMENTS 1                                         CAYMAN ISLANDS    100         N/A
1158  3        GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                           UNITED STATES     N/A         N/A
1159  3        GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                  UNITED STATES     N/A         N/A
1160  4          BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1161  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1162  6              GAO HUA CHINA RMB MONEY MARKET FUND                     CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1163  6              GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED        CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1164  6              QIAN KUN FUTURES CO., LTD.                              CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1165  4          BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1166  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1167  4          BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A     The direct holder
                                                                             REPUBLIC OF                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1168  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1169  4          CORNWALL INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1170  4          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                UNITED STATES     N/A         N/A
1171  4          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                  MAURITIUS         100         N/A
1172  5            AKIMOTOKO (DELAWARE) L.L.C.                               UNITED STATES     N/A         N/A
1173  5            EXPRESS INVESTMENTS III PRIVATE LTD.                      MALAYSIA (OTHER)  100         N/A
1174  5            GS MONGOLIA INVESTMENTS LIMITED                           MALAYSIA (OTHER)  100         N/A
1175  5            KIRORO (DELAWARE) L.L.C.                                  UNITED STATES     N/A         N/A
1176  5            MATSU (DELAWARE) L.L.C.                                   UNITED STATES     N/A         N/A
1177  5            MERCER INVESTMENTS IV PRIVATE LTD.                        MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1178  6              RONG SHENG ASSET MANAGEMENT CO. LTD.                    CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1179  5            MERCER INVESTMENTS V PRIVATE LTD.                         MALAYSIA (OTHER)  100         N/A
1180  6              BEIJING GOLDMAN SACHS CONSULTING CO., LTD.              CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1181  5            SAGAMIKO (DELAWARE) L.L.C.                                UNITED STATES     N/A         N/A
1182  4          GS ASIAN VENTURE (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1183  5            BROAD STREET (HONG KONG) INVESTOR LIMITED                 HONG KONG         100         N/A
1184  6              BROAD STREET (CAYMAN) GP LIMITED                        CAYMAN ISLANDS    100         N/A
1185  7                BROAD STREET (BEIJING) INVESTMENT MANAGEMENT CENTRE   CHINA, PEOPLES    N/A         N/A
                         (LIMITED PARTNERSHIP)                               REPUBLIC OF
1186  8                  BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED    CHINA, PEOPLES    N/A         N/A
                           PARTNERSHIP)                                      REPUBLIC OF
1187  8                  BROAD STREET (BEIJING) 2011 INVESTMENT CENTER       CHINA, PEOPLES    N/A         N/A
                           (LIMITED PARTNERSHIP)                             REPUBLIC OF
1188  9                    BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED  CHINA, PEOPLES    N/A         N/A
                             PARTNERSHIP)                                    REPUBLIC OF
1189  6              BROAD STREET (CAYMAN) LP LIMITED                        CAYMAN ISLANDS    100         N/A
1190  7                BROAD STREET (BEIJING) INVESTMENT MANAGEMENT CENTRE   CHINA, PEOPLES    N/A         N/A
                         (LIMITED PARTNERSHIP)                               REPUBLIC OF
1191  5            DHONI CAYMAN GP LTD.                                      CAYMAN ISLANDS    100         N/A
1192  6              DHONI CAYMAN LIMITED PARTNERSHIP                        CAYMAN ISLANDS    N/A         N/A
1193  5            DHONI CAYMAN HOLDINGS LTD.                                CAYMAN ISLANDS    100         N/A
1194  6              DHONI CAYMAN LIMITED PARTNERSHIP                        CAYMAN ISLANDS    N/A         N/A
1195  5            GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED       MAURITIUS         100         N/A
1196  5            GOLDMAN SACHS INVESTMENTS HOLDINGS (ASIA) LIMITED         MAURITIUS         100         N/A
1197  5            GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED             CAYMAN ISLANDS    100         N/A
1198  5            GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.                 CAYMAN ISLANDS    100         N/A
1199  5            GS HONY HOLDINGS I LTD.                                   CAYMAN ISLANDS    100         N/A
1200  5            GS HONY HOLDINGS II LTD.                                  CAYMAN ISLANDS    100         N/A
1201  5            GSPS ASIA LIMITED                                         MAURITIUS         100         N/A
1202  6              GREEN LOTUS LIMITED                                     MAURITIUS         100         N/A
1203  6              GSPS DAI VIET LTD.                                      MAURITIUS         100         N/A
1204  6              NAM VIET LTD.                                           MAURITIUS         100         N/A
1205  5            TIGER STRATEGIC INVESTMENTS LTD                           MAURITIUS         100         N/A
1206  6              JADE DRAGON (MAURITIUS) LIMITED                         MAURITIUS         100         N/A
1207  7                GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED     MAURITIUS         100         N/A
1208  7                GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED     MAURITIUS         100         N/A
1209  8                  JADE DRAGON VENTURE INVESTMENT LIMITED              CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1210  7                GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED    MAURITIUS         100         N/A
1211  8                  JADE DRAGON VENTURE INVESTMENT LIMITED              CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1212  7                PANDA INVESTMENTS LTD                                 MAURITIUS         99          N/A
1213  8                  GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED      MAURITIUS         100         N/A
1214  8                  GS STRATEGIC INVESTMENTS LIMITED                    MAURITIUS         100         N/A
1215  9                    M. PALLONJI ENTERPRISES PRIVATE LIMITED           INDIA (OTHER)     39          N/A
1216  7                ZAHEER HOLDINGS (MAURITIUS)                           MAURITIUS         98          N/A
1217  8                  ZAHEER MAURITIUS                                    MAURITIUS         100         N/A
1218  5            TRIUMPH II INVESTMENTS (IRELAND) LIMITED                  IRELAND           100         N/A
1219  5            VANTAGE QUEST (MAURITIUS) LIMITED                         MAURITIUS         100         N/A
1220  5            VANTAGE STRIDE (MAURITIUS) LIMITED                        MAURITIUS         100         N/A
1221  6              WWD RUBY LIMITED                                        MAURITIUS         100         N/A
1222  4          KIRI (DELAWARE) L.L.C.                                      UNITED STATES     N/A         N/A
1223  4          SHIGA (DELAWARE) L.L.C.                                     UNITED STATES     N/A         N/A
1224  3        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                        CAYMAN ISLANDS    100         N/A
1225  3        GOLDMAN SACHS (CHINA) L.L.C.                                  UNITED STATES     N/A         N/A
1226  3        GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                  UNITED STATES     100         N/A
1227  4          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                UNITED STATES     N/A         N/A
1228  3        GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP    UNITED STATES     N/A         N/A
1229  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.          CANADA            100         N/A
1230  3        GOLDMAN SACHS ARGENTINA L.L.C.                                UNITED STATES     N/A         N/A
1231  3        GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                   BRAZIL            100         N/A
1232  3        GOLDMAN SACHS ASSET MANAGEMENT, L.P.                          UNITED STATES     N/A         N/A
1233  3        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP        UNITED STATES     N/A         N/A
1234  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION       CANADA            100         N/A
1235  3        GOLDMAN SACHS GLOBAL SERVICES II LIMITED                      CAYMAN ISLANDS    100         N/A
1236  3        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.            MEXICO            N/A         N/A
1237  4          GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE     MEXICO            100         N/A
                   CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE, ENTIDAD
                   NO REGULADA
1238  4          GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                    MEXICO            100         100
1239  3        GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                    MAURITIUS         100         N/A
1240  3        GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
1241  4          GOLDMAN SACHS (RUSSIA)                                      UNITED KINGDOM    99          N/A
                                                                             (OTHER)
1242  4          GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1243  5            CMC Markets PLC                                           UNITED KINGDOM    9           N/A
                                                                             (OTHER)
1244  6              CMC MARKETS UK HOLDINGS LIMITED                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1245  7                CLIENT2CLIENT.COM LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1246  7                CMC Group Limited                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1247  7                CMC MARKETS UK PLC                                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1248  8                  CMC Markets US LLC                                  UNITED STATES     N/A         N/A
1249  7                CMC Spreadbet Plc                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1250  7                CMC Trustees Limited                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1251  7                DEAL4FREE.COM LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1252  7                Information Internet Limited                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1253  7                MARKETMAKER LIMITED                                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1254  6              CMC Markets (Finance) Limited                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1255  6              CMC Markets Overseas Holdings Limited                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1256  7                CMC Markets Asia Limited                              HONG KONG         100         N/A
1257  7                CMC Markets Canada Inc                                CANADA            100         N/A
1258  7                CMC Markets Development (pty) Limited                 SOUTH AFRICA      100         N/A
1259  7                CMC Markets Digital Options GmbH                      AUSTRIA           N/A         N/A
1260  7                CMC Markets Group Australia Pty Ltd.                  AUSTRALIA         100         N/A
1261  8                  CMC MARKETS ASIA PACIFIC PTY LIMITED                AUSTRALIA         100         N/A
1262  9                    CMC Markets Pty Ltd                               AUSTRALIA         100         N/A
1263  10                     CMC International Financial Consulting          CHINA, PEOPLES    N/A         N/A
                               (Beijing) Co., Ltd                            REPUBLIC OF
1264  8                  CMC Markets Stockbroking Limited                    AUSTRALIA         100         N/A
1265  9                    CMC Markets Stockbroking Limited Nominees (No.2   AUSTRALIA         100         N/A
                             Account) Pty Limited
1266  8                  CMC Markets Stockbroking Limited Nominees Pty       AUSTRALIA         100         N/A
                           Limited
1267  7                CMC Markets Japan KK                                  JAPAN             100         N/A
1268  7                CMC Markets NZ Limited                                NEW ZEALAND       100         N/A
                                                                             (OTHER)
1269  7                CMC Markets Singapore Pte. Ltd                        SINGAPORE         100         N/A
1270  7                CMC Markets South Africa (pty) Limited                SOUTH AFRICA      100         N/A
1271  7                REDMONITOR GMBH                                       AUSTRIA           N/A         N/A
1272  5            THE EUROPEAN POWER SOURCE COMPANY B.V.                    NETHERLANDS       100         N/A
1273  6              THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1274  5            TURQUOISE GLOBAL HOLDINGS LIMITED                         UNITED KINGDOM    14          N/A
                                                                             (OTHER)
1275  4          TEX FUNDING                                                 CAYMAN ISLANDS    100         N/A
1276  3        GOLDMAN SACHS IRELAND LLC                                     UNITED STATES     N/A         N/A
1277  4          GOLDMAN SACHS IRELAND GROUP LIMITED                         IRELAND           100         N/A
1278  5            GOLDMAN SACHS IRELAND HOLDINGS LIMITED                    IRELAND           100         N/A

1279  6             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
1280  3       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1281  4         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND, A     525910 - Open-End    Dublin                  IRELAND
                  SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI MANAGER FUNDS   Investment Funds
1282  4           SCIOS INVESTMENT TRUST (IRELAND)                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1283  3       GOLDMAN SACHS PARIS INC. ET CIE                            522110 - Commercial  Paris                   FRANCE
                                                                         Banking                                      (OTHER)
1284  3       GOLDMAN SACHS SAUDI ARABIA                                 525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1285  3       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 522110 - Commercial  Sao Paulo               BRAZIL
                                                                         Banking
1286  4         GARDA FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      525910 - Open-End    Osasco                  BRAZIL
                  NAO-PADRONIZADOS MULTICARTEIRA                         Investment Funds
1287  4         GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E VALORES   523120 - Securities  Sao Paulo               BRAZIL
                  MOBILIARIOS S/A                                        Brokerage
1288  3       GS (ASIA) L.P.                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1289  4         GOLDMAN SACHS (JAPAN) LTD.                               551112 - Offices of  Tortola                 UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1290  5           GOLDMAN SACHS JAPAN CO., LTD.                          523110 - Investment  Tokyo                   JAPAN
                                                                         Banking and
                                                                         Securities Dealing
1291  6             GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN 525910 - Open-End    George Town             CAYMAN
                      FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)       Investment Funds                             ISLANDS
1292  5           GOLDMAN SACHS JAPAN HOLDINGS, LTD.                     541990 - All Other   Tokyo                   JAPAN
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1293  5           MLT INVESTMENTS LTD.                                   551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1294  6             ELEVATECH LIMITED                                    525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
1295  6             GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED            525990 - Other       Tortola                 BRITISH
                                                                         Financial Vehicles                           VIRGIN
                                                                                                                      ISLANDS
1296  6             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1297  7               AGALIA CAPITAL LTD.                                525990 - Other       Tortola                 BRITISH
                                                                         Financial Vehicles                           VIRGIN
                                                                                                                      ISLANDS
1298  3       GS ASIAN VENTURE (DELAWARE) L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1299  3       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1300  4         BEST II INVESTMENTS (DELAWARE) L.L.C.                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1301  5           TRIUMPH III INVESTMENTS (IRELAND) LIMITED              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1302  5           TRIUMPH INVESTMENTS (IRELAND) LIMITED                  525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1303  4         BEST INVESTMENTS (DELAWARE) L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1304  4         CAPITAL INVESTMENTS (U.S.) III, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1305  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS  551112 - Offices of  NEW YORK      NY        Delaware
                  LLC                                                    Other Holding
                                                                         Companies
1306  5           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         551112 - Offices of  NEW YORK      NY        Delaware
                    HOLDINGS LP                                          Other Holding
                                                                         Companies
1307  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS  551112 - Offices of  NEW YORK      NY        Delaware
                  LP                                                     Other Holding
                                                                         Companies
1308  4         GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1309  5           GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1310  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1311  5           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1312  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1313  4         GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1314  4         GS ASIAN VENTURE (DELAWARE) L.L.C.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1315  4         GS CAPITAL FUNDING, INC.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1316  4         GS DIVERSIFIED FINANCE V, LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1317  4         GS GLOBAL FUNDING II, CO.                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1318  4         GS LONGPORT INVESTMENT CORPORATION                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1319  4         GS Wind Power I, LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1320  4         GSFS (CAYMAN) 2002 A LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1321  4         JLQ LLC                                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1322  5           GK CRYSTAL INVESTMENT                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1323  5           JUPITER INVESTMENT CO., LTD.                           525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1324  6             GK BLUE SQUARE                                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1325  6             NVCC CHINESE NEW STARS I PARTNERSHIP                 525990 - Other       Yokohama                JAPAN
                                                                         Financial Vehicles
1326  4         JTGLQ COMPANY                                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1327  5           GS STRATEGIC INVESTMENTS JAPAN LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1328  4         LANDPRO INVESTMENTS (DELAWARE) L.L.C.                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1329  5           BAEKDU INVESTMENTS LIMITED                             551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1330  4         LANSDALE INVESTMENTS LIMITED                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
1331  4         MHLQ, S. DE R.L. DE C.V.                                 525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
1332  4         MLQ2 (DELAWARE) LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1333  5           JLQ2 GK                                                551112 - Offices of  Minato-ku               JAPAN
                                                                         Other Holding
                                                                         Companies
1334  6             GK IZUMO CAPITAL                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1335  6             GK JUPITER INVESTMENT II                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1336  6             GK MIBU CAPITAL                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1337  6             GK MISHIMA CAPITAL                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1338  6             GK OUKA                                              525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1339  6             GK SHIROKAWA                                         525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1340  6             GK TERAMACHI CAPITAL                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1341  6             GK YUSHIMA CAPITAL                                   551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1342  6             GS RENEWABLE HOLDINGS GK                             525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1343  6             SH KASUMICHO PROPERTIES                              525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1344  6             SH OUKA HOLDINGS                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1345  7               GK OUKA                                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1346  4         NAEBA (DELAWARE) L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1347  4         NJLQ (IRELAND) LIMITED                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1348  4         RESTAMOVE IRELAND LIMITED                                523110 - Investment  Dublin                  IRELAND
                                                                         Banking and
                                                                         Securities Dealing
1349  4         SENNA INVESTMENTS (IRELAND) LIMITED                      525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1350  4         SHIZUOKA (DELAWARE) L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1351  4         SINGEL COOL ONE B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1352  5           ARCHON GROUP (FRANCE)                                  525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1353  6             Archon Group Gestion                                 525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1354  4         SINGEL COOL TWO B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1355  5           ARCHON GROUP (FRANCE)                                  525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1356  4         STRATEGIC INVESTMENT JV LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1357  3       GS INDIA HOLDINGS L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1358  4         GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                    551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1359  5           GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED  523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1360  5           GOLDMAN SACHS SERVICES PRIVATE LIMITED                 541990 - All Other   Bangalore               INDIA
                                                                         Professional,                                (OTHER)
                                                                         Scientific, and
                                                                         Technical Services
1361  6             BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
1362  6             BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED            523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1363  6             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        523991 - Trust,      Mumbai                  INDIA
                      LIMITED                                            Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1364  6             Goldman Sachs (India) Finance Private Limited        522294 - Secondary   Mumbai                  INDIA
                                                                         Market Financing                             (OTHER)
1365  5           Goldman Sachs (India) Finance Private Limited          522294 - Secondary   Mumbai                  INDIA
                                                                         Market Financing                             (OTHER)
1366  4         GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED          523110 - Investment  Ebene                   MAURITIUS
                                                                         Banking and
                                                                         Securities Dealing
1367  5           GOLDMAN SACHS (MAURITIUS) L.L.C.                       551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1368  6             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        523110 - Investment  Mumbai                  INDIA
                      LIMITED                                            Banking and                                  (OTHER)
                                                                         Securities Dealing
1369  6             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED     523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1370  6             GOLDMAN SACHS SERVICES PRIVATE LIMITED               541990 - All Other   Bangalore               INDIA
                                                                         Professional,                                (OTHER)
                                                                         Scientific, and
                                                                         Technical Services
1371  4         VANTAGE GROUND (MAURITIUS) LIMITED                       551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1372  3       GSEM (DEL) HOLDINGS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1373  4         CER HOLDINGS LP                                          551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1374  4         GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN LTD.     551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1375  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
1376  6             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND   525910 - Open-End    George Town             CAYMAN
                       HOLDINGS OFFSHORE, L.P.                           Investment Funds                             ISLANDS
1377  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) I, LLC                           Investment Funds
1378  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) II, LLC                          Investment Funds
1379  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) III, LLC                         Investment Funds
1380  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                         HOLDINGS (DEL.) IV, LLC                         Investment Funds
1381  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                         HOLDINGS (DEL.) V, LLC                          Investment Funds
1382  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    New York      NY        Delaware
                         HOLDINGS (DEL.) VI, LLC                         Investment Funds
1383  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 551112 - Offices of  NEW YORK      NY        Delaware
                         HOLDINGS (DEL.) VII, LLC                        Other Holding
                                                                         Companies
1384  6             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1385  7               GOLDMAN SACHS GSIP FUND (IRELAND)                  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1386  8                 GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND)      525910 - Open-End    Dublin                  IRELAND
                          LIMITED                                        Investment Funds
1387  7               GOLDMAN SACHS INVESTMENT PARTNERS HOLDINGS (LUX)   525910 - Open-End    Luxembourg              LUXEMBOURG
                        OFFSHORE S.A.R.L                                 Investment Funds
1388  7               GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED       525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
1389  8                 GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED    525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
1390  8                 GS INVESTMENT PARTNERS (MAURITIUS) V LIMITED     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1391  8                 Goldman Sachs TDN Investors Offshore, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1392  9                   GS INVESTMENT PARTNERS (MAURITIUS) IV LIMITED  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1393  4         GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1394  5           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1395  4         GOLDMAN SACHS SAUDI ARABIA                               525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1396  4         GS INVESTMENTS (CAYMAN) LTD.                             523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1397  5           SOURCE HOLDINGS LIMITED                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1398  6             Source Investment Management Limited                 523920 - Portfolio   Dublin                  IRELAND
                                                                         Management
1399  6             Source UK Services Limited                           522294 - Secondary   London                  UNITED
                                                                         Market Financing                             KINGDOM
                                                                                                                      (OTHER)
1400  4         GSEM BERMUDA HOLDINGS, L.P.                              551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
1401  5           GS EQUITY MARKETS, L.P.                                525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1402  5           GSEM (DEL) LLC                                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1403  6             GS EQUITY MARKETS, L.P.                              525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1404  3       GSEM BERMUDA HOLDINGS, L.P.                                551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
1405  3       GSPS (DEL) L.P.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1406  4         GSPS BERMUDA CORPORATION LIMITED                         525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles

1279  6              GOLDMAN SACHS BANK (EUROPE) PLC                         IRELAND           100         N/A
1280  3        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                    IRELAND           100         N/A
1281  4          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND, A        IRELAND           N/A         N/A     The direct holder
                   SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI MANAGER FUNDS                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1282  4          SCIOS INVESTMENT TRUST (IRELAND)                            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1283  3        GOLDMAN SACHS PARIS INC. ET CIE                               FRANCE (OTHER)    N/A         N/A
1284  3        GOLDMAN SACHS SAUDI ARABIA                                    SAUDI ARABIA      100         N/A
1285  3        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                    BRAZIL            100         N/A
1286  4          GARDA FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS         BRAZIL            100         N/A
                   NAO-PADRONIZADOS MULTICARTEIRA
1287  4          GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E VALORES      BRAZIL            100         N/A
                   MOBILIARIOS S/A
1288  3        GS (ASIA) L.P.                                                UNITED STATES     N/A         N/A
1289  4          GOLDMAN SACHS (JAPAN) LTD.                                  BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
1290  5            GOLDMAN SACHS JAPAN CO., LTD.                             JAPAN             100         N/A
1291  6              GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN    CAYMAN ISLANDS    100         N/A
                       FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)
1292  5            GOLDMAN SACHS JAPAN HOLDINGS, LTD.                        JAPAN             100         N/A
1293  5            MLT INVESTMENTS LTD.                                      MAURITIUS         100         N/A
1294  6              ELEVATECH LIMITED                                       HONG KONG         100         N/A
1295  6              GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED               BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
1296  6              GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.       UNITED STATES     N/A         N/A
1297  7                AGALIA CAPITAL LTD.                                   BRITISH VIRGIN    75          N/A
                                                                             ISLANDS
1298  3        GS ASIAN VENTURE (DELAWARE) L.L.C.                            UNITED STATES     N/A         N/A
1299  3        GS FINANCIAL SERVICES L.P. (DEL)                              UNITED STATES     N/A         N/A
1300  4          BEST II INVESTMENTS (DELAWARE) L.L.C.                       UNITED STATES     N/A         N/A
1301  5            TRIUMPH III INVESTMENTS (IRELAND) LIMITED                 IRELAND           100         N/A
1302  5            TRIUMPH INVESTMENTS (IRELAND) LIMITED                     IRELAND           100         N/A
1303  4          BEST INVESTMENTS (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1304  4          CAPITAL INVESTMENTS (U.S.) III, L.L.C.                      UNITED STATES     N/A         N/A
1305  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LLC UNITED STATES     N/A         N/A
1306  5            GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS   UNITED STATES     N/A         N/A
                     LP
1307  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP  UNITED STATES     N/A         N/A
1308  4          GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1309  5            GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1310  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC      UNITED STATES     N/A         N/A
1311  5            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP    UNITED STATES     N/A         N/A
1312  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP      UNITED STATES     N/A         N/A
1313  4          GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.           UNITED STATES     N/A         N/A
1314  4          GS ASIAN VENTURE (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1315  4          GS CAPITAL FUNDING, INC.                                    UNITED STATES     100         N/A
1316  4          GS DIVERSIFIED FINANCE V, LLC                               UNITED STATES     N/A         N/A
1317  4          GS GLOBAL FUNDING II, CO.                                   UNITED STATES     100         N/A
1318  4          GS LONGPORT INVESTMENT CORPORATION                          UNITED STATES     100         N/A
1319  4          GS Wind Power I, LLC                                        UNITED STATES     N/A         N/A
1320  4          GSFS (CAYMAN) 2002 A LIMITED                                CAYMAN ISLANDS    100         N/A
1321  4          JLQ LLC                                                     CAYMAN ISLANDS    100         N/A
1322  5            GK CRYSTAL INVESTMENT                                     JAPAN             N/A         N/A
1323  5            JUPITER INVESTMENT CO., LTD.                              JAPAN             N/A         N/A
1324  6              GK BLUE SQUARE                                          JAPAN             N/A         N/A
1325  6              NVCC CHINESE NEW STARS I PARTNERSHIP                    JAPAN             N/A         N/A
1326  4          JTGLQ COMPANY                                               CAYMAN ISLANDS    100         N/A
1327  5            GS STRATEGIC INVESTMENTS JAPAN LLC                        UNITED STATES     N/A         N/A
1328  4          LANDPRO INVESTMENTS (DELAWARE) L.L.C.                       UNITED STATES     N/A         N/A
1329  5            BAEKDU INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1330  4          LANSDALE INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1331  4          MHLQ, S. DE R.L. DE C.V.                                    MEXICO            N/A         N/A
1332  4          MLQ2 (DELAWARE) LLC                                         UNITED STATES     N/A         N/A
1333  5            JLQ2 GK                                                   JAPAN             N/A         N/A
1334  6              GK IZUMO CAPITAL                                        JAPAN             N/A         N/A
1335  6              GK JUPITER INVESTMENT II                                JAPAN             N/A         N/A
1336  6              GK MIBU CAPITAL                                         JAPAN             N/A         N/A
1337  6              GK MISHIMA CAPITAL                                      JAPAN             N/A         N/A
1338  6              GK OUKA                                                 JAPAN             N/A         N/A
1339  6              GK SHIROKAWA                                            JAPAN             N/A         N/A
1340  6              GK TERAMACHI CAPITAL                                    JAPAN             N/A         N/A
1341  6              GK YUSHIMA CAPITAL                                      JAPAN             N/A         N/A
1342  6              GS RENEWABLE HOLDINGS GK                                JAPAN             N/A         N/A
1343  6              SH KASUMICHO PROPERTIES                                 JAPAN             N/A         N/A
1344  6              SH OUKA HOLDINGS                                        JAPAN             N/A         N/A
1345  7                GK OUKA                                               JAPAN             N/A         N/A
1346  4          NAEBA (DELAWARE) L.L.C.                                     UNITED STATES     N/A         N/A
1347  4          NJLQ (IRELAND) LIMITED                                      IRELAND           100         N/A
1348  4          RESTAMOVE IRELAND LIMITED                                   IRELAND           100         N/A
1349  4          SENNA INVESTMENTS (IRELAND) LIMITED                         IRELAND           100         N/A
1350  4          SHIZUOKA (DELAWARE) L.L.C.                                  UNITED STATES     N/A         N/A
1351  4          SINGEL COOL ONE B.V.                                        NETHERLANDS       100         N/A
1352  5            ARCHON GROUP (FRANCE)                                     FRANCE (OTHER)    100         N/A
1353  6              Archon Group Gestion                                    FRANCE (OTHER)    100         N/A
1354  4          SINGEL COOL TWO B.V.                                        NETHERLANDS       100         N/A
1355  5            ARCHON GROUP (FRANCE)                                     FRANCE (OTHER)    100         N/A
1356  4          STRATEGIC INVESTMENT JV LLC                                 UNITED STATES     N/A         N/A
1357  3        GS INDIA HOLDINGS L.P.                                        UNITED STATES     N/A         N/A
1358  4          GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                       MAURITIUS         100         N/A
1359  5            GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED     INDIA (OTHER)     84          N/A
1360  5            GOLDMAN SACHS SERVICES PRIVATE LIMITED                    INDIA (OTHER)     100         99
1361  6              BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED      INDIA (OTHER)     99          N/A
1362  6              BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED               INDIA (OTHER)     99          N/A
1363  6              GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED   INDIA (OTHER)     100         N/A
1364  6              Goldman Sachs (India) Finance Private Limited           INDIA (OTHER)     100         N/A
1365  5            Goldman Sachs (India) Finance Private Limited             INDIA (OTHER)     100         100
1366  4          GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED             MAURITIUS         100         N/A
1367  5            GOLDMAN SACHS (MAURITIUS) L.L.C.                          MAURITIUS         100         N/A
1368  6              GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED   INDIA (OTHER)     84          N/A
1369  6              GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED        INDIA (OTHER)     100         N/A
1370  6              GOLDMAN SACHS SERVICES PRIVATE LIMITED                  INDIA (OTHER)     100         99
1371  4          VANTAGE GROUND (MAURITIUS) LIMITED                          MAURITIUS         100         N/A
1372  3        GSEM (DEL) HOLDINGS, L.P.                                     UNITED STATES     N/A         N/A
1373  4          CER HOLDINGS LP                                             CAYMAN ISLANDS    N/A         N/A
1374  4          GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN LTD.        CAYMAN ISLANDS    100         N/A
1375  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
1376  6              GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND      CAYMAN ISLANDS    N/A         N/A
                       HOLDINGS OFFSHORE, L.P.
1377  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) I, LLC
1378  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) II, LLC
1379  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) III, LLC
1380  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) IV, LLC
1381  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) V, LLC
1382  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) VI, LLC
1383  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) VII, LLC
1384  6              GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.     CAYMAN ISLANDS    N/A         N/A
1385  7                GOLDMAN SACHS GSIP FUND (IRELAND)                     IRELAND           100         N/A
1386  8                  GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND) LIMITED IRELAND           100         N/A
1387  7                GOLDMAN SACHS INVESTMENT PARTNERS HOLDINGS (LUX)      LUXEMBOURG        100         N/A
                         OFFSHORE S.A.R.L
1388  7                GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED          MAURITIUS         100         N/A
1389  8                  GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED       MAURITIUS         100         N/A
1390  8                  GS INVESTMENT PARTNERS (MAURITIUS) V LIMITED        MAURITIUS         100         N/A
1391  8                  Goldman Sachs TDN Investors Offshore, L.P.          CAYMAN ISLANDS    N/A         N/A
1392  9                    GS INVESTMENT PARTNERS (MAURITIUS) IV LIMITED     MAURITIUS         100         N/A
1393  4          GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED                  CAYMAN ISLANDS    100         N/A
1394  5            GOLDMAN SACHS SAUDI ARABIA                                SAUDI ARABIA      100         N/A
1395  4          GOLDMAN SACHS SAUDI ARABIA                                  SAUDI ARABIA      100         N/A
1396  4          GS INVESTMENTS (CAYMAN) LTD.                                CAYMAN ISLANDS    100         N/A
1397  5            SOURCE HOLDINGS LIMITED                                   CAYMAN ISLANDS    22          N/A
1398  6              Source Investment Management Limited                    IRELAND           N/A         N/A
1399  6              Source UK Services Limited                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1400  4          GSEM BERMUDA HOLDINGS, L.P.                                 BERMUDA           N/A         N/A
1401  5            GS EQUITY MARKETS, L.P.                                   BERMUDA           N/A         N/A
1402  5            GSEM (DEL) LLC                                            UNITED STATES     N/A         N/A
1403  6              GS EQUITY MARKETS, L.P.                                 BERMUDA           N/A         N/A
1404  3        GSEM BERMUDA HOLDINGS, L.P.                                   BERMUDA           N/A         N/A
1405  3        GSPS (DEL) L.P.                                               UNITED STATES     N/A         N/A
1406  4          GSPS BERMUDA CORPORATION LIMITED                            BERMUDA           100         N/A

1407  3       J. ARON (CHINA) HOLDINGS L.L.C.                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1408  4         J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED      523130 - Commodity   Shanghai                CHINA,
                                                                         Contracts Dealing                            PEOPLES
                                                                                                                      REPUBLIC OF
1409  3       LS UNIT TRUST 2009-I                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1410  3       MEP GS INVESTOR (GP) LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1411  4         MEP GS INVESTOR L.P.                                     525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1412  5           MERCHANT EQUITY PARTNERS, L.P.                         525990 - Other       St. Peter               UNITED
                                                                         Financial Vehicles   Port                    KINGDOM
                                                                                                                      (OTHER)
1413  3       MLQ, L.L.C.                                                551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1414  4         CMLQ INVESTORS COMPANY                                   525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1415  4         ELQ HOLDINGS (DEL) LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1416  4         MEP GS INVESTOR (CAYCO) LIMITED                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1417  5           MEP GS INVESTOR L.P.                                   525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1418  4         MLQ INVESTORS, L.P.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1419  5           AR HOLDINGS (DELAWARE) L.L.C.                          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
1420  6             AR HOLDINGS GK                                       551114 - Corporate,  Tokyo                   JAPAN
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1421  7               GK GOLDMAN SACHS SSG I                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1422  7               GK KAGURAZAKA HOLDINGS                             551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1423  8                 GK ARISUGAWA FINANCE                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1424  8                 GK SAKURAZAKA CAPITAL                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1425  7               GK NISHI-AZABU SHINYO HOSHOU                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1426  6             GK YAMAMOTO KAIUN HOLDINGS                           525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1427  7               YAMAMOTO KAIUN CO., LTD.                           525990 - Other       Kure-shi                JAPAN
                                                                         Financial Vehicles
1428  6             GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.          523910 -             Tokyo                   JAPAN
                                                                         Miscellaneous
                                                                         Intermediation
1429  5           DOTONBORI KAIHATSU CAYMAN CO., LTD.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1430  5           ENDEAVOR CAYMAN LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1431  5           FOREST GREEN LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1432  5           GK CRYSTAL INVESTMENT                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1433  5           GK KAGURAZAKA HOLDINGS                                 551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1434  5           GK YAMAMOTO KAIUN HOLDINGS                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1435  5           GOLDMAN SACHS REALTY JAPAN LTD.                        551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1436  6             BLUE DAISY CO., LTD.                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1437  6             DANDELION INVESTMENTS CO., LTD.                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1438  6             GAC PERSONAL CO., LTD.                               52399 - All Other    Tokyo                   JAPAN
                                                                         Financial Investment
                                                                         Activities
1439  6             GK ARISUGAWA FINANCE                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1440  6             GK CRYSTAL INVESTMENT                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1441  6             JUPITER INVESTMENT CO., LTD.                         525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1442  6             REAL ESTATE CREATION FUND CO., LTD.                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1443  6             REC INVESTMENTS CO., LTD.                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1444  6             S.H. MINATO HOLDINGS                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1445  7               GREEN MOUNTAIN ONE CO., LTD                        525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1446  6             SH IZUMO HOLDINGS                                    551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1447  7               GK IZUMO CAPITAL                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1448  6             SH MISHIMA HOLDINGS                                  551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1449  7               GK MISHIMA CAPITAL                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1450  6             SH SHIROKAWA HOLDINGS                                551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1451  7               GK SHIROKAWA                                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1452  6             SH TERAMACHI HOLDINGS                                551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1453  7               GK TERAMACHI CAPITAL                               525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1454  6             SH WHITE FLOWER                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1455  7               GK FRANGIPANI                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1456  6             WHITE OCEAN CO., LTD.                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1457  5           GS GFKL INVESTOR LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1458  6             DOVULL SPV GMBH & CO. KG                             525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
1459  5           GS PIA HOLDINGS GK                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1460  6             CRANE HOLDINGS LTD.                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1461  7               SG INVESTMENTS KK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1462  6             GS RENEWABLE HOLDINGS GK                             525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1463  6             GS TK HOLDINGS I GK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1464  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1465  6             GS TK HOLDINGS III GK                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1466  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1467  6             GS TK HOLDINGS V GK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1468  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1469  5           Impact Holding Cayman Co., Ltd.                        551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1470  5           K.K. MINATO SAIKEN KAISHU                              551114 - Corporate,  Tokyo                   JAPAN
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1471  5           KAIHIN CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1472  5           KEISEN KAIHATSU CAYMAN CO., LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1473  5           KINMIRAI CAYMAN CO., LTD                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1474  5           KUROBE CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1475  5           LINDEN WOOD IIS LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1476  6             CMA CO., LTD.                                        525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1477  5           LINDEN WOOD, LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1478  5           LUIGI CAYMAN CO., LTD.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1479  5           MUSASHI CAYMAN CO., LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1480  5           PIA HOLDINGS CAYMAN                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1481  6             GS PIA HOLDINGS GK                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1482  5           RUBY REALTY CAYMAN LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1483  5           SAYAMA CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1484  5           SHINING PARTNERS LTD.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1485  5           SHIOHAMA CAYMAN CO., LTD.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1486  5           SOLAR WIND II LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1487  5           SOLAR WIND LTD.                                        525990 - Other       Tokyo                   CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1488  5           SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1489  6             ISEZAKI KAIHATSU CO., LTD.                           525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1490  6             SPORTS SHINKO FINANCE CO., LTD.                      522298 - All Other   Tokyo                   JAPAN
                                                                         Nondepository Credit
                                                                         Intermediation
1491  5           UNIVERSAL REALTY CO., LTD.                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1492  4         MTGLQ INVESTORS, L.P.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1493  5           CMLQ INVESTORS COMPANY                                 525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1494  5           DADELAND RETAIL LLC                                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1495  5           ELQ INVESTORS IV LTD                                   551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1496  6             CDV-2, LTD.                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1497  7               QAF ASSETS s.r.o.                                  525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1498  5           ELQ INVESTORS, LTD                                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1499  6             CERBERUS BAVARIAN INVESTMENTS B.V.                   525990 - Other       Baarn                   NETHERLANDS
                                                                         Financial Vehicles
1500  6             GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD           523999 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1501  6             GS EUROPEAN OPPORTUNITIES FUND B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1502  7               BLOSSOM HOLDING III BV                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1503  7               GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD  525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1504  7               GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1505  8                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1506  7               MATTERHORN ACQUISITIONS LTD.                       525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1507  7               PMF-2, LTD                                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1508  7               YELLOW ACQUISITIONS LTD                            525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1509  6             GS EUROPEAN OPPORTUNITIES FUND II GP LTD             525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1510  7               GS EUROPEAN OPPORTUNITIES FUND II L.P.             525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1511  8                 GS EUROPEAN INVESTMENT GROUP II LTD              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1512  8                 KRETA ACQUISITIONS LTD                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1513  9                   KRETA IMMOBILIEN GMBH                          525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1514  8                 KYPRIS ACQUISITIONS LTD                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1515  9                   KYPRIS IMMOBILIEN GMBH                         525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1516  8                 POSEIDON ACQUISITIONS LTD                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1517  9                   POSEIDON IMMOBILIEN GMBH                       525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1518  7               SANA ACQUISITIONS LTD                              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1519  6             GS EUROPEAN OPPORTUNITIES FUND II L.P.               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1520  6             GS UK FUNDING GPCO LIMITED                           551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1521  7               GS UK FUNDING LIMITED PARTNERSHIP                  551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1522  6             GS UK FUNDING LIMITED PARTNERSHIP                    551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1523  6             KILLINGHOLME POWER                                   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1524  6             MB ACQUISITIONS B.V.                                 525990 - Other       Baarn                   NETHERLANDS
                                                                         Financial Vehicles
1525  7               MB CAPITAL GMBH                                    525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
1526  6             MONT BLANC ACQUISITIONS LTD                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1527  7               KILLINGHOLME POWER                                 525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1528  6             NEG (TPL) LIMITED                                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1529  6             PMF-1, LTD                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1530  6             QMH LIMITED                                          525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1531  6             SCC SEQUOIA CREDIT CONSOLIDATION LIMITED             525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1532  7               CROMAN INVESTMENTS LIMITED                         525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1533  7               RINANI INVESTMENTS LIMITED                         525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1534  7               SCC ASSETS MANAGEMENT                              525990 - Other       Moscow                  RUSSIA
                                                                         Financial Vehicles

1407  3        J. ARON (CHINA) HOLDINGS L.L.C.                               UNITED STATES     N/A         N/A
1408  4          J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED         CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1409  3        LS UNIT TRUST 2009-I                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1410  3        MEP GS INVESTOR (GP) LLC                                      UNITED STATES     N/A         N/A
1411  4          MEP GS INVESTOR L.P.                                        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1412  5            MERCHANT EQUITY PARTNERS, L.P.                            GUERNSEY          N/A         N/A
1413  3        MLQ, L.L.C.                                                   UNITED STATES     N/A         N/A
1414  4          CMLQ INVESTORS COMPANY                                      CANADA            100         N/A
1415  4          ELQ HOLDINGS (DEL) LLC                                      UNITED STATES     N/A         N/A
1416  4          MEP GS INVESTOR (CAYCO) LIMITED                             CAYMAN ISLANDS    100         N/A
1417  5            MEP GS INVESTOR L.P.                                      UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1418  4          MLQ INVESTORS, L.P.                                         UNITED STATES     N/A         N/A
1419  5            AR HOLDINGS (DELAWARE) L.L.C.                             UNITED STATES     N/A         N/A
1420  6              AR HOLDINGS GK                                          JAPAN             N/A         N/A
1421  7                GK GOLDMAN SACHS SSG I                                JAPAN             N/A         N/A
1422  7                GK KAGURAZAKA HOLDINGS                                JAPAN             N/A         N/A
1423  8                  GK ARISUGAWA FINANCE                                JAPAN             N/A         N/A
1424  8                  GK SAKURAZAKA CAPITAL                               JAPAN             N/A         N/A
1425  7                GK NISHI-AZABU SHINYO HOSHOU                          JAPAN             N/A         N/A
1426  6              GK YAMAMOTO KAIUN HOLDINGS                              JAPAN             N/A         N/A
1427  7                YAMAMOTO KAIUN CO., LTD.                              JAPAN             100         N/A
1428  6              GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.             JAPAN             100         N/A
1429  5            DOTONBORI KAIHATSU CAYMAN CO., LTD.                       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1430  5            ENDEAVOR CAYMAN LTD.                                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1431  5            FOREST GREEN LTD.                                         CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1432  5            GK CRYSTAL INVESTMENT                                     JAPAN             N/A         N/A
1433  5            GK KAGURAZAKA HOLDINGS                                    JAPAN             N/A         N/A
1434  5            GK YAMAMOTO KAIUN HOLDINGS                                JAPAN             N/A         N/A
1435  5            GOLDMAN SACHS REALTY JAPAN LTD.                           JAPAN             100         N/A
1436  6              BLUE DAISY CO., LTD.                                    JAPAN             100         N/A
1437  6              DANDELION INVESTMENTS CO., LTD.                         JAPAN             100         N/A
1438  6              GAC PERSONAL CO., LTD.                                  JAPAN             100         N/A
1439  6              GK ARISUGAWA FINANCE                                    JAPAN             N/A         N/A
1440  6              GK CRYSTAL INVESTMENT                                   JAPAN             N/A         N/A
1441  6              JUPITER INVESTMENT CO., LTD.                            JAPAN             N/A         N/A
1442  6              REAL ESTATE CREATION FUND CO., LTD.                     JAPAN             100         N/A
1443  6              REC INVESTMENTS CO., LTD.                               JAPAN             100         N/A
1444  6              S.H. MINATO HOLDINGS                                    JAPAN             N/A         N/A
1445  7                GREEN MOUNTAIN ONE CO., LTD                           JAPAN             100         N/A
1446  6              SH IZUMO HOLDINGS                                       JAPAN             N/A         N/A
1447  7                GK IZUMO CAPITAL                                      JAPAN             N/A         N/A
1448  6              SH MISHIMA HOLDINGS                                     JAPAN             N/A         N/A
1449  7                GK MISHIMA CAPITAL                                    JAPAN             N/A         N/A
1450  6              SH SHIROKAWA HOLDINGS                                   JAPAN             N/A         N/A
1451  7                GK SHIROKAWA                                          JAPAN             N/A         N/A
1452  6              SH TERAMACHI HOLDINGS                                   JAPAN             N/A         N/A
1453  7                GK TERAMACHI CAPITAL                                  JAPAN             N/A         N/A
1454  6              SH WHITE FLOWER                                         JAPAN             N/A         N/A
1455  7                GK FRANGIPANI                                         JAPAN             N/A         N/A
1456  6              WHITE OCEAN CO., LTD.                                   JAPAN             100         N/A
1457  5            GS GFKL INVESTOR LLC                                      UNITED STATES     N/A         N/A
1458  6              DOVULL SPV GMBH & CO. KG                                GERMANY           N/A         N/A
1459  5            GS PIA HOLDINGS GK                                        JAPAN             N/A         N/A
1460  6              CRANE HOLDINGS LTD.                                     JAPAN             100         N/A
1461  7                SG INVESTMENTS KK                                     JAPAN             61          N/A
1462  6              GS RENEWABLE HOLDINGS GK                                JAPAN             N/A         N/A
1463  6              GS TK HOLDINGS I GK                                     JAPAN             N/A         N/A
1464  7                EACCESS LTD.                                          JAPAN             30          N/A
1465  6              GS TK HOLDINGS III GK                                   JAPAN             N/A         N/A
1466  7                EACCESS LTD.                                          JAPAN             30          N/A
1467  6              GS TK HOLDINGS V GK                                     JAPAN             N/A         N/A
1468  7                EACCESS LTD.                                          JAPAN             30          N/A
1469  5            Impact Holding Cayman Co., Ltd.                           CAYMAN ISLANDS    100         N/A
1470  5            K.K. MINATO SAIKEN KAISHU                                 JAPAN             100         N/A
1471  5            KAIHIN CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1472  5            KEISEN KAIHATSU CAYMAN CO., LTD.                          CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1473  5            KINMIRAI CAYMAN CO., LTD                                  CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1474  5            KUROBE CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1475  5            LINDEN WOOD IIS LTD.                                      CAYMAN ISLANDS    100         N/A
1476  6              CMA CO., LTD.                                           JAPAN             100         N/A
1477  5            LINDEN WOOD, LTD.                                         CAYMAN ISLANDS    100         N/A
1478  5            LUIGI CAYMAN CO., LTD.                                    CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1479  5            MUSASHI CAYMAN CO., LTD.                                  CAYMAN ISLANDS    100         N/A
1480  5            PIA HOLDINGS CAYMAN                                       CAYMAN ISLANDS    100         N/A
1481  6              GS PIA HOLDINGS GK                                      JAPAN             N/A         N/A
1482  5            RUBY REALTY CAYMAN LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1483  5            SAYAMA CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1484  5            SHINING PARTNERS LTD.                                     CAYMAN ISLANDS    100         N/A
1485  5            SHIOHAMA CAYMAN CO., LTD.                                 CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1486  5            SOLAR WIND II LTD.                                        CAYMAN ISLANDS    100         N/A
1487  5            SOLAR WIND LTD.                                           JAPAN             100         N/A
1488  5            SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY                CAYMAN ISLANDS    100         N/A
1489  6              ISEZAKI KAIHATSU CO., LTD.                              JAPAN             100         N/A
1490  6              SPORTS SHINKO FINANCE CO., LTD.                         JAPAN             100         N/A
1491  5            UNIVERSAL REALTY CO., LTD.                                JAPAN             100         N/A
1492  4          MTGLQ INVESTORS, L.P.                                       UNITED STATES     N/A         N/A
1493  5            CMLQ INVESTORS COMPANY                                    CANADA            100         N/A
1494  5            DADELAND RETAIL LLC                                       UNITED STATES     N/A         N/A
1495  5            ELQ INVESTORS IV LTD                                      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1496  6              CDV-2, LTD.                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1497  7                QAF ASSETS s.r.o.                                     CZECH REPUBLIC    N/A         N/A
1498  5            ELQ INVESTORS, LTD                                        UNITED KINGDOM    100         100
                                                                             (OTHER)
1499  6              CERBERUS BAVARIAN INVESTMENTS B.V.                      NETHERLANDS       50          N/A
1500  6              GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1501  6              GS EUROPEAN OPPORTUNITIES FUND B.V.                     NETHERLANDS       100         N/A
1502  7                BLOSSOM HOLDING III BV                                NETHERLANDS       100         N/A
1503  7                GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1504  7                GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.           NETHERLANDS       100         N/A
1505  8                  STICHTING ADMINISTRATIEKANTOOR TREOFAN              NETHERLANDS       N/A         N/A
1506  7                MATTERHORN ACQUISITIONS LTD.                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1507  7                PMF-2, LTD                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1508  7                YELLOW ACQUISITIONS LTD                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1509  6              GS EUROPEAN OPPORTUNITIES FUND II GP LTD                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1510  7                GS EUROPEAN OPPORTUNITIES FUND II L.P.                UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1511  8                  GS EUROPEAN INVESTMENT GROUP II LTD                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1512  8                  KRETA ACQUISITIONS LTD                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1513  9                    KRETA IMMOBILIEN GMBH                             GERMANY           100         N/A
1514  8                  KYPRIS ACQUISITIONS LTD                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1515  9                    KYPRIS IMMOBILIEN GMBH                            GERMANY           100         N/A
1516  8                  POSEIDON ACQUISITIONS LTD                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1517  9                    POSEIDON IMMOBILIEN GMBH                          GERMANY           100         N/A
1518  7                SANA ACQUISITIONS LTD                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1519  6              GS EUROPEAN OPPORTUNITIES FUND II L.P.                  UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1520  6              GS UK FUNDING GPCO LIMITED                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1521  7                GS UK FUNDING LIMITED PARTNERSHIP                     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1522  6              GS UK FUNDING LIMITED PARTNERSHIP                       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1523  6              KILLINGHOLME POWER                                      UNITED KINGDOM    99          100
                                                                             (OTHER)
1524  6              MB ACQUISITIONS B.V.                                    NETHERLANDS       100         N/A
1525  7                MB CAPITAL GMBH                                       GERMANY           N/A         N/A
1526  6              MONT BLANC ACQUISITIONS LTD                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1527  7                KILLINGHOLME POWER                                    UNITED KINGDOM    99          N/A
                                                                             (OTHER)
1528  6              NEG (TPL) LIMITED                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1529  6              PMF-1, LTD                                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1530  6              QMH LIMITED                                             UNITED KINGDOM    90          N/A
                                                                             (OTHER)
1531  6              SCC SEQUOIA CREDIT CONSOLIDATION LIMITED                CYPRUS            45          N/A
1532  7                CROMAN INVESTMENTS LIMITED                            CYPRUS            100         N/A
1533  7                RINANI INVESTMENTS LIMITED                            CYPRUS            100         N/A
1534  7                SCC ASSETS MANAGEMENT                                 RUSSIA            100         N/A

1535  7               SEQUOIA CREDIT CONSOLIDATION                       525990 - Other       Moscow                  RUSSIA
                                                                         Financial Vehicles
1536  6             SOUTH WALES TPL INVESTMENTS LIMITED                  525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1537  6             STICHTING ADMINISTRATIEKANTOOR TREOFAN               551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1538  6             WESTERN POWER INVESTMENTS LIMITED                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1539  6             YPSILON PORTFOLIO LTD                                525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1540  7               YPSILON PORTFOLIO BETEILIGUNGS GMBH                525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1541  5           GS EUROPEAN OPPORTUNITIES FUND B.V.                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1542  5           GS EUROPEAN OPPORTUNITIES FUND GP, LLC                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1543  5           GS GUERNSEY INVESTMENTS LIMITED                        525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
1544  5           GS MACRO INVESTMENTS LLC                               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1545  6             GS MACRO INVESTMENTS IV, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1546  6             GS MACRO INVESTMENTS V, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1547  5           GSEMI HOLDINGS CORPORATION                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1548  6             GS Euro Investments                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1549  6             GS Euro Management                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1550  5           HILTON GLOBAL HOLDINGS LLC                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1551  5           LIQUIDITY ASSETS LIMITED                               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1552  5           MLQ SGR HOLDCO III, L.L.C.                             551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1553  6             MLQ SGR HOLDCO II, L.L.C.                            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1554  7               MLQ SGR HOLDCO I, L.L.C.                           551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1555  8                 MLQ SGR REO, L.L.C.                              531390 - Other       Irving        TX        Delaware
                                                                         activities related
                                                                         to real estate
1556  5           POWER RECEIVABLE FINANCE, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1557  5           PRESIDIO, LLC                                          525990 - Other       Woodbury      NY        Delaware
                                                                         Financial Vehicles
1558  5           SCLQ, S. DE R.L. DE C.V.                               525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
1559  5           SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.  525990 - Other       London                  ITALY
                                                                         Financial Vehicles                           (OTHER)
1560  5           SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL    52399 - All Other    Milan                   ITALY
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1561  5           SPARTA INSURANCE HOLDINGS, INC.                        551112 - Offices of  Hartford      CT        Delaware
                                                                         Other Holding
                                                                         Companies
1562  6             SPARTA INSURANCE COMPANY                             524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1563  7               SPARTA AMERICAN INSURANCE COMPANY                  524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1564  7               SPARTA SPECIALTY INSURANCE COMPANY                 524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1565  5           SPECIAL SITUATIONS INVESTING GROUP II, LLC             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1566  6             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1567  7               CDMC, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1568  8                 DEMAC FINANCIAL SERVICES, s.r.o.                 525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1569  6             CDMC, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1570  6             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1571  7               CDV-1 HOLDING COMPANY, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1572  8                 CDV-1, LTD.                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1573  9                   CRE-1 a.s.                                     525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1574  6             CDV-1 HOLDING COMPANY, L.P.                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1575  6             DBGS FRANKLIN HOLDINGS LLC                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1576  7               DBGS FRANKLIN LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1577  6             ERGS HI NASHVILLE, L.L.C.                            531390 - Other       Irving        TX        Delaware
                                                                         activities related
                                                                         to real estate
1578  6             ERGS I, L.L.C.                                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1579  6             ERGS II, L.L.C.                                      551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1580  7               ERGS II REO OWNER, L.L.C.                          531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1581  7               ERGS REO OWNER, L.L.C.                             531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1582  6             ERGS WI ORLANDO, L.L.C.                              531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1583  6             ETI HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1584  6             GCN HOLDING LLC                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1585  6             MLQ HOLDCO, L.L.C.                                   551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1586  7               MLQ BK REO, L.L.C.                                 531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
1587  6             MLQ-MLL, LLC                                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1588  6             MTGRP, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1589  7               NZ PROPERTY FINANCE PARTNERS                       525990 - Other       Singapore               SINGAPORE
                                                                         Financial Vehicles
1590  6             NCS I LLC                                            525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1591  7               NCS Holding Company, Inc.                          525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1592  8                 ACFI Funding Corp.                               525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1593  8                 ACLC Funding Corp.                               525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1594  8                 Amresco Commercial Finance, LLC                  525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1595  8                 Amresco SBA Holdings, Inc.                       525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1596  9                   40 Maplecrest Road, LLC                        525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1597  9                   Independence Funding Holding Company, LLC      525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1598  8                 CLC Funding Corp.                                525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1599  8                 NCS Securities Holding Corp.                     525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1600  9                   ACFI Funding Corp.                             525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1601  9                   ACLC Funding Corp.                             525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1602  9                   Amresco SBA Holdings, Inc.                     525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1603  9                   CLC Funding Corp.                              525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1604  6             REMARK FUNDING CO., LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1605  6             REP PEB REALTY, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1606  6             SCGS, L.L.C.                                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1607  3       MLQ2 (DELAWARE) LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1608  3       NATURAL RESOURCES INVESTMENTS S.L.                         551112 - Offices of  Madrid                  SPAIN
                                                                         Other Holding
                                                                         Companies
1609  3       NRI CAYMAN LTD.                                            551112 - Offices of  Grand Cayman
                                                                         Other Holding
                                                                         Companies
1610  3       PT GOLDMAN SACHS INDONESIA                                 551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
1611  3       ROTHESAY LIFE, L.L.C.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1612  4         ROTHESAY LIFE (CAYMAN) LIMITED                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1613  5           Paternoster Limited                                    524113 - Direct Life London                  ISLE OF MAN
                                                                         Insurance Carriers
1614  6             Paternoster Financial Services Limited               524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1615  6             Paternoster Holdings Limited                         551112 - Offices of  London                  ISLE OF MAN
                                                                         Other Holding
                                                                         Companies
1616  7               Paternoster UK Limited                             524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1617  6             Paternoster Services Limited                         524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1618  5           ROTHESAY LIFE LIMITED                                  524210 - Insurance   London                  UNITED
                                                                         Agencies and                                 KINGDOM
                                                                         Brokerages                                   (OTHER)
1619  3       SPA UNIT TRUST 2009-I                                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1620  3       SPA UNIT TRUST 2009-II                                     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1621  2     GOLDMAN SACHS GLOBAL SERVICES I LIMITED                      541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
1622  2     GOLDMAN SACHS GROUP HOLDINGS (U.K.)                          551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1623  2     GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.           551114 - Corporate,  Col Lomas de Chapultepe MEXICO
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1624  2     GOLDMAN SACHS HEADQUARTERS LLC                               531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
1625  2     GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                      523930 - Investment  New York      NY        Delaware
                                                                         Advice
1626  2     GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                       551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1627  3       GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD             551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1628  4         AXM Pty Ltd                                              551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1629  4         CATUMNAL NOMINEES PTY LTD                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1630  4         COLLINS STREET ENTERPRISES PTY LTD                       551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1631  5           GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD               551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1632  6             GOLDMAN SACHS AUSTRALIA (UK) LIMITED                 523930 - Investment  London                  UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
1633  4         GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2              525910 - Open-End    Sydney                  AUSTRALIA
                                                                         Investment Funds
1634  4         GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 - ACCESS     525910 - Open-End    Sydney                  AUSTRALIA
                  FUND                                                   Investment Funds
1635  5           GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2            525910 - Open-End    Sydney                  AUSTRALIA
                                                                         Investment Funds
1636  4         GOLDMAN SACHS AUSTRALIA FINANCIAL SERVICES PTY LTD       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1637  4         GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD                 551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1638  5           GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD                 551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1639  4         GOLDMAN SACHS AUSTRALIA INC.                             523120 - Securities  New York      NY        New York
                                                                         Brokerage
1640  4         GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD            551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1641  5           GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED             551112 - Offices of  Auckland                NEW ZEALAND
                                                                         Other Holding                                (OTHER)
                                                                         Companies
1642  6             GOLDMAN SACHS NEW ZEALAND MANAGEMENT LIMITED         551112 - Offices of  Auckland                NEW ZEALAND
                                                                         Other Holding                                (OTHER)
                                                                         Companies
1643  7               DEVELOPMENT SECURITIES LIMITED                     523110 - Investment  Auckland                NEW ZEALAND
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1644  7               GOLDMAN SACHS NEW ZEALAND LIMITED                  523120 - Securities  Auckland                NEW ZEALAND
                                                                         Brokerage                                    (OTHER)
1645  8                 EQUITY NOMINEES LIMITED                          523991 - Trust,      Auckland                NEW ZEALAND
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1646  7               GOLDMAN SACHS NEW ZEALAND MEZZANINE LIMITED        523920 - Portfolio   Auckland                NEW ZEALAND
                                                                         Management                                   (OTHER)
1647  8                 GOLDMAN SACHS COLLATERAL MEZZANINE (NZ) FUND 05  525990 - Other       Auckland                NEW ZEALAND
                                                                         Financial Vehicles                           (OTHER)
1648  7               GOLDMAN SACHS NEW ZEALAND PRIVATE EQUITY LIMITED   523920 - Portfolio   Auckland                NEW ZEALAND
                                                                         Management                                   (OTHER)
1649  8                 GOLDMAN SACHS NEW ZEALAND TRANS-TASMAN PRIVATE   525990 - Other       Auckland                NEW ZEALAND
                          EQUITY FUND 07 LIMITED                         Financial Vehicles                           (OTHER)
1650  8                 GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND   525990 - Other       Auckland                NEW ZEALAND
                          07 NEW ZEALAND EMPLOYEE TRUST                  Financial Vehicles                           (OTHER)
1651  7               GOLDMAN SACHS NEW ZEALAND SECURITIES LIMITED       523120 - Securities  Auckland                NEW ZEALAND
                                                                         Brokerage                                    (OTHER)
1652  7               PORTFOLIO CUSTODIAN LIMITED                        523991 - Trust,      Auckland                NEW ZEALAND
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1653  5           Rothmill Investment Company Limited                    523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1654  4         GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD         523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1655  4         GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED          523991 - Trust,      Melbourne               AUSTRALIA
                  INTEREST) PTY LTD                                      Fiduciary, and
                                                                         Custody Activities
1656  4         GOLDMAN SACHS AUSTRALIA PTY LTD                          523120 - Securities  Melbourne               AUSTRALIA
                                                                         Brokerage
1657  5           AMBYNE NOMINEES PTY LTD                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1658  5           Darling Nominees Pty Ltd                               523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1659  5           FREMANTLE NOMINEES PTY LTD                             523991 - Trust,      Perth                   AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1660  5           GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD                523210 - Securities  Melbourne               AUSTRALIA
                                                                         and Commodity
                                                                         Exchanges
1661  5           GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD       523999 -             Melbourne               AUSTRALIA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1662  5           Harbour Nominees Pty Ltd                               523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities

1535  7                SEQUOIA CREDIT CONSOLIDATION                          RUSSIA            100         N/A
1536  6              SOUTH WALES TPL INVESTMENTS LIMITED                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1537  6              STICHTING ADMINISTRATIEKANTOOR TREOFAN                  NETHERLANDS       N/A         N/A
1538  6              WESTERN POWER INVESTMENTS LIMITED                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1539  6              YPSILON PORTFOLIO LTD                                   UNITED KINGDOM    100         100
                                                                             (OTHER)
1540  7                YPSILON PORTFOLIO BETEILIGUNGS GMBH                   GERMANY           N/A         N/A
1541  5            GS EUROPEAN OPPORTUNITIES FUND B.V.                       NETHERLANDS       100         N/A
1542  5            GS EUROPEAN OPPORTUNITIES FUND GP, LLC                    UNITED STATES     N/A         N/A
1543  5            GS GUERNSEY INVESTMENTS LIMITED                           GUERNSEY          99          N/A
1544  5            GS MACRO INVESTMENTS LLC                                  UNITED STATES     N/A         N/A
1545  6              GS MACRO INVESTMENTS IV, LLC                            UNITED STATES     N/A         N/A
1546  6              GS MACRO INVESTMENTS V, LLC                             UNITED STATES     N/A         N/A
1547  5            GSEMI HOLDINGS CORPORATION                                UNITED STATES     100         N/A
1548  6              GS Euro Investments                                     CAYMAN ISLANDS    100         N/A
1549  6              GS Euro Management                                      CAYMAN ISLANDS    100         N/A
1550  5            HILTON GLOBAL HOLDINGS LLC                                UNITED STATES     26          N/A
1551  5            LIQUIDITY ASSETS LIMITED                                  UNITED STATES     100         N/A
1552  5            MLQ SGR HOLDCO III, L.L.C.                                UNITED STATES     N/A         N/A
1553  6              MLQ SGR HOLDCO II, L.L.C.                               UNITED STATES     N/A         N/A
1554  7                MLQ SGR HOLDCO I, L.L.C.                              UNITED STATES     N/A         N/A
1555  8                  MLQ SGR REO, L.L.C.                                 UNITED STATES     N/A         N/A
1556  5            POWER RECEIVABLE FINANCE, LLC                             UNITED STATES     N/A         N/A
1557  5            PRESIDIO, LLC                                             UNITED STATES     N/A         N/A
1558  5            SCLQ, S. DE R.L. DE C.V.                                  MEXICO            100         N/A
1559  5            SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1560  5            SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL       ITALY (OTHER)     100         N/A
1561  5            SPARTA INSURANCE HOLDINGS, INC.                           UNITED STATES     25          N/A
1562  6              SPARTA INSURANCE COMPANY                                UNITED STATES     100         N/A
1563  7                SPARTA AMERICAN INSURANCE COMPANY                     UNITED STATES     100         N/A
1564  7                SPARTA SPECIALTY INSURANCE COMPANY                    UNITED STATES     100         N/A
1565  5            SPECIAL SITUATIONS INVESTING GROUP II, LLC                UNITED STATES     N/A         N/A
1566  6              CDMC HOLDING COMPANY GEN-PAR, L.L.C.                    UNITED STATES     N/A         N/A
1567  7                CDMC, L.P.                                            UNITED STATES     N/A         N/A
1568  8                  DEMAC FINANCIAL SERVICES, s.r.o.                    CZECH REPUBLIC    N/A         N/A
1569  6              CDMC, L.P.                                              UNITED STATES     N/A         N/A
1570  6              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                   UNITED STATES     N/A         N/A
1571  7                CDV-1 HOLDING COMPANY, L.P.                           UNITED STATES     N/A         N/A
1572  8                  CDV-1, LTD.                                         UNITED KINGDOM    100         100
                                                                             (OTHER)
1573  9                    CRE-1 a.s.                                        CZECH REPUBLIC    100         N/A
1574  6              CDV-1 HOLDING COMPANY, L.P.                             UNITED STATES     N/A         N/A
1575  6              DBGS FRANKLIN HOLDINGS LLC                              UNITED STATES     N/A         N/A
1576  7                DBGS FRANKLIN LLC                                     UNITED STATES     N/A         N/A
1577  6              ERGS HI NASHVILLE, L.L.C.                               UNITED STATES     N/A         N/A
1578  6              ERGS I, L.L.C.                                          UNITED STATES     N/A         N/A
1579  6              ERGS II, L.L.C.                                         UNITED STATES     N/A         N/A
1580  7                ERGS II REO OWNER, L.L.C.                             UNITED STATES     N/A         N/A
1581  7                ERGS REO OWNER, L.L.C.                                UNITED STATES     N/A         N/A
1582  6              ERGS WI ORLANDO, L.L.C.                                 UNITED STATES     N/A         N/A
1583  6              ETI HOLDINGS LLC                                        UNITED STATES     N/A         N/A
1584  6              GCN HOLDING LLC                                         UNITED STATES     N/A         N/A
1585  6              MLQ HOLDCO, L.L.C.                                      UNITED STATES     N/A         N/A
1586  7                MLQ BK REO, L.L.C.                                    UNITED STATES     N/A         N/A
1587  6              MLQ-MLL, LLC                                            UNITED STATES     N/A         N/A
1588  6              MTGRP, L.L.C.                                           UNITED STATES     N/A         N/A
1589  7                NZ PROPERTY FINANCE PARTNERS                          SINGAPORE         N/A         N/A
1590  6              NCS I LLC                                               UNITED STATES     N/A         N/A
1591  7                NCS Holding Company, Inc.                             UNITED STATES     100         N/A
1592  8                  ACFI Funding Corp.                                  UNITED STATES     100         N/A
1593  8                  ACLC Funding Corp.                                  UNITED STATES     100         N/A
1594  8                  Amresco Commercial Finance, LLC                     UNITED STATES     N/A         N/A
1595  8                  Amresco SBA Holdings, Inc.                          UNITED STATES     100         N/A
1596  9                    40 Maplecrest Road, LLC                           UNITED STATES     N/A         N/A
1597  9                    Independence Funding Holding Company, LLC         UNITED STATES     N/A         N/A
1598  8                  CLC Funding Corp.                                   UNITED STATES     100         N/A
1599  8                  NCS Securities Holding Corp.                        UNITED STATES     100         N/A
1600  9                    ACFI Funding Corp.                                UNITED STATES     100         N/A
1601  9                    ACLC Funding Corp.                                UNITED STATES     100         N/A
1602  9                    Amresco SBA Holdings, Inc.                        UNITED STATES     100         N/A
1603  9                    CLC Funding Corp.                                 UNITED STATES     100         N/A
1604  6              REMARK FUNDING CO., LLC                                 UNITED STATES     N/A         N/A
1605  6              REP PEB REALTY, L.L.C.                                  UNITED STATES     N/A         N/A
1606  6              SCGS, L.L.C.                                            UNITED STATES     N/A         N/A
1607  3        MLQ2 (DELAWARE) LLC                                           UNITED STATES     N/A         N/A
1608  3        NATURAL RESOURCES INVESTMENTS S.L.                            SPAIN             100         N/A
1609  3        NRI CAYMAN LTD.                                               CAYMAN ISLANDS    99          N/A
1610  3        PT GOLDMAN SACHS INDONESIA                                    INDIA (OTHER)     100         N/A
1611  3        ROTHESAY LIFE, L.L.C.                                         UNITED STATES     100         N/A
1612  4          ROTHESAY LIFE (CAYMAN) LIMITED                              CAYMAN ISLANDS    100         N/A
1613  5            Paternoster Limited                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1614  6              Paternoster Financial Services Limited                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1615  6              Paternoster Holdings Limited                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1616  7                Paternoster UK Limited                                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1617  6              Paternoster Services Limited                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1618  5            ROTHESAY LIFE LIMITED                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1619  3        SPA UNIT TRUST 2009-I                                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1620  3        SPA UNIT TRUST 2009-II                                        IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1621  2      GOLDMAN SACHS GLOBAL SERVICES I LIMITED                         CAYMAN ISLANDS    100         N/A
1622  2      GOLDMAN SACHS GROUP HOLDINGS (U.K.)                             UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1623  2      GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.              MEXICO            N/A         N/A
1624  2      GOLDMAN SACHS HEADQUARTERS LLC                                  UNITED STATES     N/A         N/A
1625  2      GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                         UNITED STATES     N/A         N/A
1626  2      GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                          AUSTRALIA         100         N/A
1627  3        GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD                AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1628  4          AXM Pty Ltd                                                 AUSTRALIA         100         N/A
1629  4          CATUMNAL NOMINEES PTY LTD                                   AUSTRALIA         100         N/A
1630  4          COLLINS STREET ENTERPRISES PTY LTD                          AUSTRALIA         100         N/A
1631  5            GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                  AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
1632  6              GOLDMAN SACHS AUSTRALIA (UK) LIMITED                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1633  4          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2                 AUSTRALIA         67          N/A
1634  4          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 - ACCESS FUND   AUSTRALIA         3           N/A
1635  5            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2               AUSTRALIA         67          N/A
1636  4          GOLDMAN SACHS AUSTRALIA FINANCIAL SERVICES PTY LTD          AUSTRALIA         100         N/A
1637  4          GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD                    AUSTRALIA         100         N/A
1638  5            GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD                    AUSTRALIA         100         N/A
1639  4          GOLDMAN SACHS AUSTRALIA INC.                                UNITED STATES     100         N/A
1640  4          GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD               AUSTRALIA         100         N/A
1641  5            GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED                NEW ZEALAND       100         N/A
                                                                             (OTHER)
1642  6              GOLDMAN SACHS NEW ZEALAND MANAGEMENT LIMITED            NEW ZEALAND       100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
1643  7                DEVELOPMENT SECURITIES LIMITED                        NEW ZEALAND       100         N/A
                                                                             (OTHER)
1644  7                GOLDMAN SACHS NEW ZEALAND LIMITED                     NEW ZEALAND       100         N/A
                                                                             (OTHER)
1645  8                  EQUITY NOMINEES LIMITED                             NEW ZEALAND       100         N/A
                                                                             (OTHER)
1646  7                GOLDMAN SACHS NEW ZEALAND MEZZANINE LIMITED           NEW ZEALAND       100         N/A
                                                                             (OTHER)
1647  8                  GOLDMAN SACHS COLLATERAL MEZZANINE (NZ) FUND 05     NEW ZEALAND       N/A         N/A     The direct holder
                                                                             (OTHER)                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1648  7                GOLDMAN SACHS NEW ZEALAND PRIVATE EQUITY LIMITED      NEW ZEALAND       100         N/A
                                                                             (OTHER)
1649  8                  GOLDMAN SACHS NEW ZEALAND TRANS-TASMAN PRIVATE      NEW ZEALAND       100         N/A
                           EQUITY FUND 07 LIMITED                            (OTHER)
1650  8                  GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07   NEW ZEALAND       N/A         N/A     The direct holder
                           NEW ZEALAND EMPLOYEE TRUST                        (OTHER)                               is a Trustee.
1651  7                GOLDMAN SACHS NEW ZEALAND SECURITIES LIMITED          NEW ZEALAND       100         N/A
                                                                             (OTHER)
1652  7                PORTFOLIO CUSTODIAN LIMITED                           NEW ZEALAND       100         N/A
                                                                             (OTHER)
1653  5            Rothmill Investment Company Limited                       CAYMAN ISLANDS    100         N/A
1654  4          GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD            AUSTRALIA         100         N/A
1655  4          GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED INTEREST)   AUSTRALIA         100         N/A
                   PTY LTD
1656  4          GOLDMAN SACHS AUSTRALIA PTY LTD                             AUSTRALIA         100         N/A
1657  5            AMBYNE NOMINEES PTY LTD                                   AUSTRALIA         100         N/A
1658  5            Darling Nominees Pty Ltd                                  AUSTRALIA         100         N/A
1659  5            FREMANTLE NOMINEES PTY LTD                                AUSTRALIA         100         N/A
1660  5            GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD                   AUSTRALIA         100         N/A
1661  5            GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD          AUSTRALIA         100         N/A
1662  5            Harbour Nominees Pty Ltd                                  AUSTRALIA         100         N/A

1663  5           Hedonwick Nominees Pty Ltd                             523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1664  5           Medonola Nominees Pty Ltd                              523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1665  5           Melton Nominees Pty Ltd                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1666  5           Moreton Nominees Pty Ltd                               523991 - Trust,      Brisbane                AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1667  5           PERRODON NOMINEES PTY LTD                              523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1668  5           TORRENS NOMINEES PTY LTD                               523991 - Trust,      Adelaide                AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1669  5           WEREFUND PROPRIETARY LIMITED                           523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1670  6             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1671  5           WERESYD PTY LTD                                        523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1672  4         GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                 551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1673  4         Grancill Pty Ltd                                         551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1674  4         IRREWARRA INVESTMENTS PTY LTD                            523110 - Investment  Melbourne               AUSTRALIA
                                                                         Banking and
                                                                         Securities Dealing
1675  4         TAROMO PTY LTD                                           551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1676  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A UNITS) PTY   523991 - Trust,      Melbourne               AUSTRALIA
                    LTD                                                  Fiduciary, and
                                                                         Custody Activities
1677  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST A                                            Financial Vehicles
1678  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B UNITS) PTY   523991 - Trust,      Melbourne               AUSTRALIA
                    LTD                                                  Fiduciary, and
                                                                         Custody Activities
1679  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST B                                            Financial Vehicles
1680  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST C                                            Financial Vehicles
1681  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (GENERAL        523991 - Trust,      Melbourne               AUSTRALIA
                    PARTNER) PTY LTD                                     Fiduciary, and
                                                                         Custody Activities
1682  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY MANAGEMENT 525990 - Other       Sydney                  AUSTRALIA
                      PARTNERSHIP, LP                                    Financial Vehicles
1683  7               GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07, 525990 - Other       Sydney                  AUSTRALIA
                        LP                                               Financial Vehicles
1684  4         WERENOM PROPRIETARY LIMITED                              551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1685  5           GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED        523110 - Investment  Melbourne               AUSTRALIA
                                                                         Banking and
                                                                         Securities Dealing
1686  6             COLLINS STREET FINANCIAL SERVICES PTY LTD            522190 - Other       Melbourne               AUSTRALIA
                                                                         Depository Credit
                                                                         Intermediation
1687  6             GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA PTY LTD     523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1688  7               GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II    525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1689  6             GOLDMAN SACHS AUSTRALIA MANAGED FUNDS LIMITED        523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1690  7               ASIAN EQUITIES KEYSTONE FUND                       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1691  7               BRIC EQUITIES KEYSTONE FUND                        525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1692  7               BRIC II KEYSTONE FUND                              525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1693  7               COMMODITY HINDSIGHT KEYSTONE FUND                  525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1694  7               EUROPEAN EQUITIES KEYSTONE FUND                    525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1695  7               FOOD, FEED, FUEL II KEYSTONE FUND                  525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1696  7               FOOD, FEED, FUEL KEYSTONE FUND                     525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1697  7               GLOBAL ALPHA FUND                                  525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1698  7               GLOBAL ALPHA FUND IDPS                             525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1699  7               GLOBAL EQUITY HINDSIGHT KEYSTONE FUND              525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1700  7               GOLDMAN SACHS A$ CASH RESERVES FUND                525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1701  7               GOLDMAN SACHS AUSTRALIA QUANTITATIVE EQUITY FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1702  7               GOLDMAN SACHS AUSTRALIAN EQUITIES FUND             525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1703  7               GOLDMAN SACHS AUSTRALIAN EQUITIES POOLED FUND      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1704  7               GOLDMAN SACHS AUSTRALIAN EQUITIES WHOLESALE FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1705  7               GOLDMAN SACHS AUSTRALIAN INFRASTRUCTURE WHOLESALE  525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1706  7               GOLDMAN SACHS CASH TRUST                           525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1707  7               GOLDMAN SACHS COLLATERAL MEZZANINE FUND 05         525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1708  7               GOLDMAN SACHS CORE PLUS AUSTRALIAN FIXED INCOME    525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1709  7               GOLDMAN SACHS DIVERSIFIED GROWTH FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1710  7               GOLDMAN SACHS DIVERSIFIED GROWTH POOLED FUND       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1711  7               GOLDMAN SACHS DIVERSIFIED GROWTH WHOLESALE FUND    525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1712  7               GOLDMAN SACHS EMERGING LEADERS FUND                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1713  7               GOLDMAN SACHS EMERGING LEADERS POOLED FUND         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1714  7               GOLDMAN SACHS EMERGING LEADERS WHOLESALE FUND      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1715  7               GOLDMAN SACHS ENHANCED INCOME FUND                 525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1716  7               GOLDMAN SACHS ENHANCED INCOME POOLED FUND          525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1717  7               GOLDMAN SACHS ENHANCED INCOME WHOLESALE FUND       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1718  7               GOLDMAN SACHS GLOBAL FLEX FUND                     525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1719  7               GOLDMAN SACHS GLOBAL FLEX POOLED FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1720  7               GOLDMAN SACHS GLOBAL HIGH YIELD POOLED FUND        525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1721  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES FUND          525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1722  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES POOLED FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1723  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES WHOLESALE     525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1724  7               GOLDMAN SACHS HEDGED GLOBAL FLEX FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1725  7               GOLDMAN SACHS INCOME PLUS POOLED FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1726  7               GOLDMAN SACHS INCOME PLUS WHOLESALE FUND           525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1727  7               GOLDMAN SACHS INTERNATIONAL FUND                   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1728  7               GOLDMAN SACHS INTERNATIONAL POOLED FUND            525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1729  7               GOLDMAN SACHS INTERNATIONAL WHOLESALE FUND         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1730  7               GOLDMAN SACHS INVESTMENT FUND                      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1731  7               GOLDMAN SACHS LEADERS FUND                         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1732  7               GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES FUND     525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1733  7               GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES POOLED   525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1734  7               GOLDMAN SACHS RESOURCES FUND                       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1735  7               GOLDMAN SACHS RESOURCES POOLED FUND                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1736  7               MULTI-STRATEGY FUND                                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1737  7               PORTFOLIO ADVANTAGE                                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1738  7               PRIVATE EQUITY FUND 2000                           525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1739  7               SUSTAINABILITY KEYSTONE FUND                       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1740  3       GOLDMAN SACHS FINANCIAL MARKETS PTY LTD                    523130 - Commodity   Sydney                  AUSTRALIA
                                                                         Contracts Dealing
1741  3       GS HLDGS ANZ II PTY LTD                                    551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1742  4         GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD           551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1743  3       GS KILLINGHOLME CAYMAN INVESTMENTS II LTD                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1744  3       GS KILLINGHOLME CAYMAN INVESTMENTS III                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1745  2     GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
1746  3       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      525990 - Other       Irving        TX        New York
                                                                         Financial Vehicles
1747  2     GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY        525990 - Other       Irving        TX        New York
                                                                         Financial Vehicles
1748  2     GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1749  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       New York      NY        Delaware
              ADVISORS, L.L.C.                                           Financial Vehicles
1750  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                FUND, L.P.                                               Financial Vehicles
1751  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
1752  5           PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED            551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1753  5           PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1754  5           SANDS (CAYMAN) LTD.                                    551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1755  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       George Town             CAYMAN
              HOLDINGS ADVISORS, INC.                                    Financial Vehicles                           ISLANDS
1756  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525910 - Open-End    George Town             CAYMAN
                HOLDINGS, L.P.                                           Investment Funds                             ISLANDS
1757  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       George Town             CAYMAN
              OFFSHORE ADVISORS, INC.                                    Financial Vehicles                           ISLANDS
1758  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE HOLDINGS, L.P.                             Financial Vehicles                           ISLANDS
1759  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525990 - Other       Wilmington    DE        Delaware
                  HOLDINGS I CORP.                                       Financial Vehicles
1760  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  551112 - Offices of  NEW YORK      NY        Delaware
                  HOLDINGS II CORP.                                      Other Holding
                                                                         Companies
1761  5           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              551112 - Offices of  NEW YORK      NY        Delaware
                    OPPORTUNITIES HOLDINGS (DEL.) II, LLC                Other Holding
                                                                         Companies
1762  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
1763  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE, L.P.                                      Financial Vehicles                           ISLANDS
1764  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
1765  2     GOLDMAN SACHS INVESTMENTS LTD.                               525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1766  2     GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1767  3       GOLDMAN SACHS IRELAND LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1768  2     GOLDMAN SACHS ISRAEL LLC                                     523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1769  2     GOLDMAN SACHS IUT MANAGEMENT LIMITED                         523920 - Portfolio   Dublin                  IRELAND
                                                                         Management
1770  3       LS UNIT TRUST 2009-I                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1771  3       SPA UNIT TRUST 2009-I                                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1772  3       SPA UNIT TRUST 2009-II                                     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1773  2     GOLDMAN SACHS KMI INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1774  2     GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1      525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                                                                         Investment Funds
1775  2     GOLDMAN SACHS LIBERTY HARBOR CAPITAL, LLC                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1776  2     GOLDMAN SACHS LONDON PROPERTY LIMITED                        531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
1777  2     GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1778  2     GOLDMAN SACHS MANAGEMENT, INC.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1779  3       COF SPV 11/11, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1780  3       COIF SPV 3/11, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1781  3       GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1782  4         GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1783  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1784  5           GSEP 2006 REALTY CORP.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1785  3       GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1786  3       GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1787  3       GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1788  3       GOLDMAN SACHS BH FUND OFFSHORE, SPC                        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1789  3       GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1790  4         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End    George Town             CAYMAN
                  INSTITUTIONAL, LTD.                                    Investment Funds                             ISLANDS

1663  5            Hedonwick Nominees Pty Ltd                                AUSTRALIA         100         N/A
1664  5            Medonola Nominees Pty Ltd                                 AUSTRALIA         100         N/A
1665  5            Melton Nominees Pty Ltd                                   AUSTRALIA         100         N/A
1666  5            Moreton Nominees Pty Ltd                                  AUSTRALIA         100         N/A
1667  5            PERRODON NOMINEES PTY LTD                                 AUSTRALIA         100         N/A
1668  5            TORRENS NOMINEES PTY LTD                                  AUSTRALIA         100         N/A
1669  5            WEREFUND PROPRIETARY LIMITED                              AUSTRALIA         100         N/A
1670  6              GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
1671  5            WERESYD PTY LTD                                           AUSTRALIA         100         N/A
1672  4          GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                    AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1673  4          Grancill Pty Ltd                                            AUSTRALIA         100         N/A
1674  4          IRREWARRA INVESTMENTS PTY LTD                               AUSTRALIA         50          N/A
1675  4          TAROMO PTY LTD                                              AUSTRALIA         100         N/A
1676  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A UNITS) PTY LTD  AUSTRALIA         100         N/A
1677  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       A                                                                                           is a Trustee.
1678  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B UNITS) PTY LTD  AUSTRALIA         100         N/A
1679  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       B                                                                                           is a Trustee.
1680  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       C                                                                                           is a Trustee.
1681  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (GENERAL PARTNER)  AUSTRALIA         100         N/A
                       PTY LTD
1682  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY MANAGEMENT    AUSTRALIA         N/A         N/A
                       PARTNERSHIP, LP
1683  7                GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07, LP AUSTRALIA         N/A         N/A
1684  4          WERENOM PROPRIETARY LIMITED                                 AUSTRALIA         100         N/A
1685  5            GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED           AUSTRALIA         100         N/A
1686  6              COLLINS STREET FINANCIAL SERVICES PTY LTD               AUSTRALIA         100         N/A
1687  6              GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA PTY LTD        AUSTRALIA         100         N/A
1688  7                GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II       IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1689  6              GOLDMAN SACHS AUSTRALIA MANAGED FUNDS LIMITED           AUSTRALIA         100         N/A
1690  7                ASIAN EQUITIES KEYSTONE FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1691  7                BRIC EQUITIES KEYSTONE FUND                           AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1692  7                BRIC II KEYSTONE FUND                                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1693  7                COMMODITY HINDSIGHT KEYSTONE FUND                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1694  7                EUROPEAN EQUITIES KEYSTONE FUND                       AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1695  7                FOOD, FEED, FUEL II KEYSTONE FUND                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1696  7                FOOD, FEED, FUEL KEYSTONE FUND                        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1697  7                GLOBAL ALPHA FUND                                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1698  7                GLOBAL ALPHA FUND IDPS                                AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1699  7                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1700  7                GOLDMAN SACHS A$ CASH RESERVES FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1701  7                GOLDMAN SACHS AUSTRALIA QUANTITATIVE EQUITY FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1702  7                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND                AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1703  7                GOLDMAN SACHS AUSTRALIAN EQUITIES POOLED FUND         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1704  7                GOLDMAN SACHS AUSTRALIAN EQUITIES WHOLESALE FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1705  7                GOLDMAN SACHS AUSTRALIAN INFRASTRUCTURE WHOLESALE     AUSTRALIA         N/A         N/A     The direct holder
                         FUND                                                                                      is a Trustee.
1706  7                GOLDMAN SACHS CASH TRUST                              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1707  7                GOLDMAN SACHS COLLATERAL MEZZANINE FUND 05            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1708  7                GOLDMAN SACHS CORE PLUS AUSTRALIAN FIXED INCOME FUND  AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1709  7                GOLDMAN SACHS DIVERSIFIED GROWTH FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1710  7                GOLDMAN SACHS DIVERSIFIED GROWTH POOLED FUND          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1711  7                GOLDMAN SACHS DIVERSIFIED GROWTH WHOLESALE FUND       AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1712  7                GOLDMAN SACHS EMERGING LEADERS FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1713  7                GOLDMAN SACHS EMERGING LEADERS POOLED FUND            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1714  7                GOLDMAN SACHS EMERGING LEADERS WHOLESALE FUND         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1715  7                GOLDMAN SACHS ENHANCED INCOME FUND                    AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1716  7                GOLDMAN SACHS ENHANCED INCOME POOLED FUND             AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1717  7                GOLDMAN SACHS ENHANCED INCOME WHOLESALE FUND          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1718  7                GOLDMAN SACHS GLOBAL FLEX FUND                        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1719  7                GOLDMAN SACHS GLOBAL FLEX POOLED FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1720  7                GOLDMAN SACHS GLOBAL HIGH YIELD POOLED FUND           AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1721  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES FUND             AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1722  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES POOLED FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1723  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES WHOLESALE FUND   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1724  7                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1725  7                GOLDMAN SACHS INCOME PLUS POOLED FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1726  7                GOLDMAN SACHS INCOME PLUS WHOLESALE FUND              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1727  7                GOLDMAN SACHS INTERNATIONAL FUND                      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1728  7                GOLDMAN SACHS INTERNATIONAL POOLED FUND               AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1729  7                GOLDMAN SACHS INTERNATIONAL WHOLESALE FUND            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1730  7                GOLDMAN SACHS INVESTMENT FUND                         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1731  7                GOLDMAN SACHS LEADERS FUND                            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1732  7                GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES FUND        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1733  7                GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES POOLED FUND AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1734  7                GOLDMAN SACHS RESOURCES FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1735  7                GOLDMAN SACHS RESOURCES POOLED FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1736  7                MULTI-STRATEGY FUND                                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1737  7                PORTFOLIO ADVANTAGE                                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1738  7                PRIVATE EQUITY FUND 2000                              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1739  7                SUSTAINABILITY KEYSTONE FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1740  3        GOLDMAN SACHS FINANCIAL MARKETS PTY LTD                       AUSTRALIA         100         N/A
1741  3        GS HLDGS ANZ II PTY LTD                                       AUSTRALIA         100         N/A
1742  4          GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD              AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1743  3        GS KILLINGHOLME CAYMAN INVESTMENTS II LTD                     CAYMAN ISLANDS    100         N/A
1744  3        GS KILLINGHOLME CAYMAN INVESTMENTS III                        CAYMAN ISLANDS    N/A         N/A
1745  2      GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION       UNITED STATES     100         N/A
1746  3        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY         UNITED STATES     N/A         N/A
1747  2      GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY           UNITED STATES     N/A         N/A
1748  2      GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                       UNITED STATES     38          N/A
1749  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         UNITED STATES     N/A         N/A
               ADVISORS, L.L.C.
1750  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND, UNITED STATES     N/A         N/A
                 L.P.
1751  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
1752  5            PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED               MAURITIUS         100         N/A
1753  5            PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED              MAURITIUS         100         N/A
1754  5            SANDS (CAYMAN) LTD.                                       CAYMAN ISLANDS    100         N/A
1755  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         CAYMAN ISLANDS    100         N/A
               HOLDINGS ADVISORS, INC.
1756  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES       CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1757  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         CAYMAN ISLANDS    100         N/A
               OFFSHORE ADVISORS, INC.
1758  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1759  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     UNITED STATES     100         N/A
                   HOLDINGS I CORP.
1760  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     UNITED STATES     100         N/A
                   HOLDINGS II CORP.
1761  5            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES   UNITED STATES     N/A         N/A
                     HOLDINGS (DEL.) II, LLC
1762  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
1763  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1764  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE HOLDINGS, L.P.
1765  2      GOLDMAN SACHS INVESTMENTS LTD.                                  BERMUDA           100         N/A
1766  2      GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                        UNITED STATES     N/A         N/A
1767  3        GOLDMAN SACHS IRELAND LLC                                     UNITED STATES     N/A         N/A
1768  2      GOLDMAN SACHS ISRAEL LLC                                        UNITED STATES     N/A         N/A
1769  2      GOLDMAN SACHS IUT MANAGEMENT LIMITED                            IRELAND           100         N/A
1770  3        LS UNIT TRUST 2009-I                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1771  3        SPA UNIT TRUST 2009-I                                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1772  3        SPA UNIT TRUST 2009-II                                        IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1773  2      GOLDMAN SACHS KMI INVESTORS, L.P.                               UNITED STATES     N/A         N/A
1774  2      GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1         KOREA, SOUTH      90          N/A
1775  2      GOLDMAN SACHS LIBERTY HARBOR CAPITAL, LLC                       UNITED STATES     N/A         N/A
1776  2      GOLDMAN SACHS LONDON PROPERTY LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1777  2      GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                      IRELAND           100         N/A
1778  2      GOLDMAN SACHS MANAGEMENT, INC.                                  UNITED STATES     100         N/A
1779  3        COF SPV 11/11, LTD.                                           CAYMAN ISLANDS    100         100
1780  3        COIF SPV 3/11, LTD.                                           CAYMAN ISLANDS    100         N/A
1781  3        GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.             UNITED STATES     N/A         N/A
1782  4          GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1783  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1784  5            GSEP 2006 REALTY CORP.                                    UNITED STATES     100         N/A
1785  3        GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.             CAYMAN ISLANDS    100         N/A
1786  3        GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.         CAYMAN ISLANDS    100         N/A
1787  3        GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.             CAYMAN ISLANDS    100         N/A
1788  3        GOLDMAN SACHS BH FUND OFFSHORE, SPC                           CAYMAN ISLANDS    100         N/A
1789  3        GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.                 CAYMAN ISLANDS    100         N/A
1790  4          GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND          CAYMAN ISLANDS    99          N/A
                   INSTITUTIONAL, LTD.

1791  3       GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1792  3       GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND ACTIVE  525990 - Other       George Town             CAYMAN
                FUND OFFSHORE (L HOLDINGS), LTD.                         Financial Vehicles                           ISLANDS
1793  3       GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L      525990 - Other       George Town             CAYMAN
                HOLDINGS), LTD.                                          Financial Vehicles                           ISLANDS
1794  3       GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1795  3       GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE FUND,    525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1796  3       GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE 525990 - Other       George Town             CAYMAN
               (L HOLDINGS), LTD.                                        Financial Vehicles                           ISLANDS
1797  3       GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND          525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1798  3       GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1799  3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE 525990 - Other       George Town             CAYMAN
                SPV, LTD.                                                Financial Vehicles                           ISLANDS
1800  3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND          525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1801  3       GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1802  4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
1803  3       GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,     525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1804  4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1805  3       GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1806  3       GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1807  3       GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1808  3       GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1809  3       GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1810  3       GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1811  4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1812  3       GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1813  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1814  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1815  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1816  3       GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1817  3       GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1818  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1819  3       GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1820  3       GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1821  4         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1822  5           GSIP ERISA FUND (IRELAND)                              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1823  6             GSIP ERISA MASTER COMPANY (IRELAND) LIMITED          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1824  3       GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER OFFSHORE   525910 - Open-End    Camana Bay              CAYMAN
                EMPLOYEE FUND, LTD.                                      Investment Funds                             ISLANDS
1825  3       GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE FUND,  525910 - Open-End    Camana Bay              CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1826  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING   525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
1827  3       GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1828  4         GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1829  4         GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1830  4         GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1831  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1832  4         GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1833  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1834  4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1835  4         GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1836  4         MANAGING DIRECTOR INVESTMENT FUND I, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1837  3       GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1838  3       GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1839  3       GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1840  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1841  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1842  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS A,    525990 - Other       New York      NY        CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1843  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS,    525990 - Other       New York      NY        Delaware
                    LLC                                                  Financial Vehicles
1844  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS B,    525990 - Other       New York      NY        CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1845  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS,    525990 - Other       New York      NY        Delaware
                    LLC                                                  Financial Vehicles
1846  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE),  525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1847  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    George Town             CAYMAN
                  HOLDINGS A, LTD.                                       Investment Funds                             ISLANDS
1848  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End    New York      NY        Delaware
                    (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
1849  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    George Town             CAYMAN
                  HOLDINGS B, LTD.                                       Investment Funds                             ISLANDS
1850  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End    New York      NY        Delaware
                    (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
1851  4         MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) HOLDINGS SP,  525990 - Other       George Town             CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1852  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1853  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1854  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1855  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1856  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1857  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1858  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1859  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1860  3       GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1861  3       GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1862  3       GOLDMAN SACHS PRINCETON FUND, LTD.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1863  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1864  3       GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1865  3       GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND         525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1866  3       GOLDMAN SACHS SELECT FUND II, LTD.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1867  3       GOLDMAN SACHS SELECT FUND, LTD.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1868  3       GOLDMAN SACHS SHERWOOD FUND, LTD.                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1869  3       GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1870  3       GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1871  3       GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1872  3       GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1873  3       GOLDMAN SACHS TC FUND OFFSHORE, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1874  4         GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1875  3       GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND OFFSHORE,   525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1876  3       GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1877  4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1878  3       GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006,  525910 - Open-End    George Town             CAYMAN
                LTD                                                      Investment Funds                             ISLANDS
1879  3       GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1880  3       GOLDMAN SACHS WEST STREET PARTNERS, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1881  4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1882  3       GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1883  3       GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007 SEGREGATED  525910 - Open-End    George Town             CAYMAN
                PORTFOLIO                                                Investment Funds                             ISLANDS
1884  3       GREEN CYPRESS FUND, LTD.                                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1885  4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1886  3       GS DEWORDE PORTFOLIO SPC LLC                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1887  3       GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1888  3       LIBERTY HARBOR CONVEX STRATEGIES, LTD.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1889  3       LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1890  4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1891  3       LIBERTY HARBOR OFFSHORE I, LTD.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1892  4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1893  3       MARKET INDEPENDENT FUND (2007) SPV, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1894  3       MULTI-STRATEGY PORTFOLIO GD PENSION FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1895  3       MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1896  3       MULTI-STRATEGY PORTFOLIO THE DUFFIELD FAMILY FOUNDATION    525910 - Open-End    George Town             CAYMAN
                DBA MADDIES FUND, LTD.                                   Investment Funds                             ISLANDS
1897  3       SELECT COMMODITIES STRATEGIES, LTD.                        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1898  4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1899  3       U.S. HOUSING RECOVERY FUND OFFSHORE, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1900  2     GOLDMAN SACHS MEXICO HOLDINGS LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1901  2     GOLDMAN SACHS NEW JERSEY L.L.C.                              541990 - All Other   Jersey City   NJ        Delaware
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1902  2     GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1903  3       GOLDMAN SACHS PEG COMBO KE FUND, L.P.                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1904  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
1905  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1906  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1907  4         GOLDMAN SACHS VINTAGE FUND V, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1908  5           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1909  5           VINTAGE FUND V FOREIGN INCOME BLOCKER, L.L.C.          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1910  5           VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1911  2     GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP,  525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1912  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    525990 - Other       George Town             CAYMAN
                OFFSHORE, L.P.                                           Financial Vehicles                           ISLANDS
1913  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND,   525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1914  2     GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1915  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1916  3       GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1917  3       GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1918  4         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   525990 - Other       George Town             Delaware
                                                                         Financial Vehicles

1791  3        GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE, LTD.     CAYMAN ISLANDS    100         N/A
1792  3        GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND ACTIVE     CAYMAN ISLANDS    100         N/A
                 FUND OFFSHORE (L HOLDINGS), LTD.
1793  3        GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L         CAYMAN ISLANDS    100         N/A
                 HOLDINGS), LTD.
1794  3        GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD       CAYMAN ISLANDS    100         N/A
1795  3        GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE FUND, LTD.  CAYMAN ISLANDS    100         N/A
1796  3        GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE (L CAYMAN ISLANDS    100         N/A
                 HOLDINGS), LTD.
1797  3        GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE,   CAYMAN ISLANDS    100         N/A
                 LTD.
1798  3        GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD          CAYMAN ISLANDS    100         N/A
1799  3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE    CAYMAN ISLANDS    100         N/A
                 SPV, LTD.
1800  3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE,   CAYMAN ISLANDS    100         N/A
                 LTD.
1801  3        GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE,    CAYMAN ISLANDS    100         N/A
                 LTD.
1802  4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
1803  3        GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE, LTD.   CAYMAN ISLANDS    100         N/A
1804  4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
1805  3        GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD.    CAYMAN ISLANDS    100         N/A
1806  3        GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL,    CAYMAN ISLANDS    100         N/A
                 LTD.
1807  3        GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.        CAYMAN ISLANDS    100         N/A
1808  3        GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.       CAYMAN ISLANDS    100         N/A
1809  3        GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.     CAYMAN ISLANDS    100         N/A
1810  3        GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                   CAYMAN ISLANDS    100         N/A
1811  4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    N/A         N/A
1812  3        GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.             CAYMAN ISLANDS    100         N/A
1813  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.             CAYMAN ISLANDS    100         N/A
1814  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD.    CAYMAN ISLANDS    100         N/A
1815  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.                  CAYMAN ISLANDS    100         N/A
1816  3        GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.         CAYMAN ISLANDS    100         N/A
1817  3        GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.                  CAYMAN ISLANDS    100         N/A
1818  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     IRELAND           59          N/A
1819  3        GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                    CAYMAN ISLANDS    100         N/A
1820  3        GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.            CAYMAN ISLANDS    100         N/A
1821  4          GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
1822  5            GSIP ERISA FUND (IRELAND)                                 IRELAND           100         N/A
1823  6              GSIP ERISA MASTER COMPANY (IRELAND) LIMITED             IRELAND           100         N/A
1824  3        GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER OFFSHORE      CAYMAN ISLANDS    100         N/A
                 EMPLOYEE FUND, LTD.
1825  3        GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE FUND,     CAYMAN ISLANDS    100         N/A
                 LTD.
1826  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING      CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
1827  3        GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                       UNITED STATES     N/A         N/A
1828  4          GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1829  4          GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1830  4          GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1831  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1832  4          GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1833  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1834  4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
1835  4          GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                       UNITED STATES     N/A         N/A
1836  4          MANAGING DIRECTOR INVESTMENT FUND I, L.P.                   UNITED STATES     N/A         N/A
1837  3        GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.             CAYMAN ISLANDS    100         N/A
1838  3        GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                   CAYMAN ISLANDS    100         N/A
1839  3        GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.         CAYMAN ISLANDS    100         N/A
1840  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.             CAYMAN ISLANDS    100         N/A
1841  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.               CAYMAN ISLANDS    100         N/A
1842  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS A, LTD.  UNITED STATES     100         N/A
1843  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC   UNITED STATES     N/A         N/A
1844  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS B, LTD.  UNITED STATES     100         N/A
1845  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC   UNITED STATES     N/A         N/A
1846  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE),     CAYMAN ISLANDS    100         N/A
                 LTD.
1847  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    CAYMAN ISLANDS    100         N/A
                   HOLDINGS A, LTD.
1848  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)  UNITED STATES     N/A         N/A
                     HOLDINGS, LLC
1849  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    CAYMAN ISLANDS    100         N/A
                   HOLDINGS B, LTD.
1850  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)  UNITED STATES     N/A         N/A
                     HOLDINGS, LLC
1851  4          MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) HOLDINGS SP,     CAYMAN ISLANDS    100         N/A
                   LTD.
1852  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.               CAYMAN ISLANDS    100         N/A
1853  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.         CAYMAN ISLANDS    100         N/A
1854  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.                CAYMAN ISLANDS    100         N/A
1855  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.               CAYMAN ISLANDS    100         N/A
1856  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.              CAYMAN ISLANDS    100         N/A
1857  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.             CAYMAN ISLANDS    100         N/A
1858  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.                CAYMAN ISLANDS    100         N/A
1859  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.                  CAYMAN ISLANDS    100         N/A
1860  3        GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                          CAYMAN ISLANDS    100         N/A
1861  3        GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.     CAYMAN ISLANDS    100         N/A
1862  3        GOLDMAN SACHS PRINCETON FUND, LTD.                            CAYMAN ISLANDS    100         N/A
1863  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     IRELAND           59          N/A
1864  3        GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL,    CAYMAN ISLANDS    100         N/A
                 LTD.
1865  3        GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND OFFSHORE,  CAYMAN ISLANDS    100         N/A
                 LTD.
1866  3        GOLDMAN SACHS SELECT FUND II, LTD.                            CAYMAN ISLANDS    100         N/A
1867  3        GOLDMAN SACHS SELECT FUND, LTD.                               CAYMAN ISLANDS    100         N/A
1868  3        GOLDMAN SACHS SHERWOOD FUND, LTD.                             CAYMAN ISLANDS    100         N/A
1869  3        GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.      CAYMAN ISLANDS    100         N/A
1870  3        GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.     CAYMAN ISLANDS    100         N/A
1871  3        GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                   CAYMAN ISLANDS    100         N/A
1872  3        GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.                 CAYMAN ISLANDS    100         N/A
1873  3        GOLDMAN SACHS TC FUND OFFSHORE, LTD.                          CAYMAN ISLANDS    100         N/A
1874  4          GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                   CAYMAN ISLANDS    N/A         N/A
1875  3        GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND OFFSHORE, LTD. CAYMAN ISLANDS    100         N/A
1876  3        GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.        CAYMAN ISLANDS    100         N/A
1877  4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         100
1878  3        GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LTD CAYMAN ISLANDS    100         N/A
1879  3        GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.          CAYMAN ISLANDS    100         N/A
1880  3        GOLDMAN SACHS WEST STREET PARTNERS, LTD.                      CAYMAN ISLANDS    100         N/A
1881  4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         100
1882  3        GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.      CAYMAN ISLANDS    100         N/A
1883  3        GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007 SEGREGATED     CAYMAN ISLANDS    100         N/A
                 PORTFOLIO
1884  3        GREEN CYPRESS FUND, LTD.                                      CAYMAN ISLANDS    100         N/A
1885  4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
1886  3        GS DEWORDE PORTFOLIO SPC LLC                                  CAYMAN ISLANDS    100         N/A
1887  3        GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.      CAYMAN ISLANDS    100         N/A
1888  3        LIBERTY HARBOR CONVEX STRATEGIES, LTD.                        CAYMAN ISLANDS    100         N/A
1889  3        LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                      CAYMAN ISLANDS    100         N/A
1890  4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
1891  3        LIBERTY HARBOR OFFSHORE I, LTD.                               CAYMAN ISLANDS    100         N/A
1892  4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
1893  3        MARKET INDEPENDENT FUND (2007) SPV, LTD.                      CAYMAN ISLANDS    100         N/A
1894  3        MULTI-STRATEGY PORTFOLIO GD PENSION FUND, LTD.                CAYMAN ISLANDS    100         N/A
1895  3        MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                       CAYMAN ISLANDS    100         N/A
1896  3        MULTI-STRATEGY PORTFOLIO THE DUFFIELD FAMILY FOUNDATION DBA   CAYMAN ISLANDS    100         N/A
                 MADDIES FUND, LTD.
1897  3        SELECT COMMODITIES STRATEGIES, LTD.                           CAYMAN ISLANDS    100         N/A
1898  4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    N/A         N/A
1899  3        U.S. HOUSING RECOVERY FUND OFFSHORE, LTD.                     CAYMAN ISLANDS    100         N/A
1900  2      GOLDMAN SACHS MEXICO HOLDINGS LLC                               UNITED STATES     N/A         N/A
1901  2      GOLDMAN SACHS NEW JERSEY L.L.C.                                 UNITED STATES     N/A         N/A
1902  2      GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                      UNITED STATES     N/A         N/A
1903  3        GOLDMAN SACHS PEG COMBO KE FUND, L.P.                         UNITED STATES     N/A         N/A
1904  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND, L.P. UNITED STATES     N/A         N/A
1905  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.               UNITED STATES     N/A         N/A
1906  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
1907  4          GOLDMAN SACHS VINTAGE FUND V, L.P.                          UNITED STATES     N/A         N/A
1908  5            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.               CAYMAN ISLANDS    N/A         N/A
1909  5            VINTAGE FUND V FOREIGN INCOME BLOCKER, L.L.C.             UNITED STATES     N/A         N/A
1910  5            VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.                UNITED STATES     100         N/A
1911  2      GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP,     UNITED STATES     N/A         N/A
               L.L.C.
1912  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND       CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1913  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND, L.P. UNITED STATES     N/A         N/A
1914  2      GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC        UNITED STATES     N/A         N/A
1915  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC           UNITED STATES     N/A         N/A
1916  3        GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.      CAYMAN ISLANDS    N/A         N/A
1917  3        GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
1918  4          GS CAPITAL PARTNERS III OFFSHORE, L.P.                      CAYMAN ISLANDS    N/A         N/A

1919  5           EACCESS HOLDINGS L.L.C.                                551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
1920  3       GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1921  3       GS VINTAGE FUND OFFSHORE, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1922  4         VF Holdings, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1923  3       NBK/GS PRIVATE EQUITY PARTNERS, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1924  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1925  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE    525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1926  3       GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
1927  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1928  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1929  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
1930  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
1931  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1932  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1933  3       GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1934  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1935  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1936  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE HOLDINGS, L.P.                             Financial Vehicles                           ISLANDS
1937  3       GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1938  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1939  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1940  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1941  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND  525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1942  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1943  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1944  3       GS PE CSEC ENERGY HOLDINGS, L.P.                           525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1945  4         GSVA HOLDINGS, L.P.                                      551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1946  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1947  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1948  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1949  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1950  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1951  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1952  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP FUND,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1953  4         PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN INCOME  551112 - Offices of  New York      NY        Delaware
                  BLOCKER, L.L.C.                                        Other Holding
                                                                         Companies
1954  3       Goldman Sachs Private Equity Partners Asia PMD QP Fund     525990 - Other       George Town             CAYMAN
                Offshore, Ltd.                                           Financial Vehicles                           ISLANDS
1955  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,   525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1956  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1957  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1958  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND       525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1959  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1960  2     GOLDMAN SACHS PROPERTY MANAGEMENT                            53131 -              London                  UNITED
                                                                         Nonresidential                               KINGDOM
                                                                         property managers                            (OTHER)
1961  2     GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1962  3       GOLDMAN SACHS GLOBAL ALPHA FUND PLC                        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1963  2     GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH              525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1964  3       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1965  2     GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1966  3       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1967  4         GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST HOLDINGS,    525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
1968  3       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1969  3       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1970  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)        525990 - Other       George Town             CAYMAN
              LIMITED PARTNERSHIP                                        Financial Vehicles                           ISLANDS
1971  3       GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1972  4         GSREMP DB ATP POOL 1 GP-B, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1973  5           GSREMP DB ATP POOL 1-B, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1974  4         GSREMP DB ATP POOL 1-B, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1975  3       GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1976  4         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1977  3       GSREMP ASSET HOLDING OFFSHORE GP, LLC                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1978  4         GSREMP ASSET HOLDING OFFSHORE, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1979  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1980  6             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1981  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1982  3       GSREMP ASSET HOLDING OFFSHORE, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1983  3       GSREMP FINANCE OFFSHORE GP, LLC                            525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1984  4         GSREMP FINANCE OFFSHORE, L.P.                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1985  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1986  6             GSREMP BWY POOL 1, LP                                525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1987  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1988  5           GSREMP DB POOL 1 GP- B, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1989  6             GSREMP DB POOL 1-B, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1990  5           GSREMP DB POOL 1-B, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1991  3       GSREMP FINANCE OFFSHORE, L.P.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1992  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)        525990 - Other       New York      NY        Delaware
              LIMITED PARTNERSHIP                                        Financial Vehicles
1993  3       GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1994  4         GS REAL ESTATE MEZZANINE PARTNERS TREATY ORIGINATION GP, 525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
1995  5           GS Real Estate Mezzanine Partners Treaty Origination,  525990 - Other       Wilmington    DE        Delaware
                    L.P.                                                 Financial Vehicles
1996  4         GS Real Estate Mezzanine Partners Treaty Origination,    525990 - Other       Wilmington    DE        Delaware
                  L.P.                                                   Financial Vehicles
1997  4         GSREMP DB ATP POOL 1 GP-C, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1998  5           GSREMP DB ATP POOL 1-C, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1999  4         GSREMP DB ATP POOL 1-C, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2000  3       GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2001  4         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2002  3       GSREMP ASSET HOLDING TREATY GP, LLC                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2003  4         GSREMP ASSET HOLDING TREATY, L.P.                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2004  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2005  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2006  5           GSREMP ASSET HOLDING FUNDING TREATY, L.P.              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2007  6             GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2008  7               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2009  6             GSREMP ORIGINATION JOINT HOLDING, L.P.               522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2010  5           GSREMP Asset Holding Funding Treaty GP, LLC            551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2011  6             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2012  5           GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2013  6             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2014  5           GSREMP MONTAGE JOINT HOLDING, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2015  3       GSREMP ASSET HOLDING TREATY, L.P.                          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2016  3       GSREMP FINANCE TREATY GP, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2017  4         GSREMP FINANCE TREATY, L.P.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2018  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2019  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2020  5           GSREMP DB POOL 1 GP- C, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2021  6             GSREMP DB POOL 1-C, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2022  5           GSREMP DB POOL 1-C, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2023  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED  525990 - Other       New York      NY        Delaware
              PARTNERSHIP                                                Financial Vehicles
2024  3       GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2025  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION    525990 - Other       Wilmington    DE        Delaware
                  GP, L.L.C.                                             Financial Vehicles
2026  5           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION, 525990 - Other       Wilmington    DE        Delaware
                    L.P.                                                 Financial Vehicles
2027  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION,   525990 - Other       Wilmington    DE        Delaware
                  L.P.                                                   Financial Vehicles
2028  4         GSREMP DB ATP POOL 1 GP-A, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2029  5           GSREMP DB ATP POOL 1-A, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2030  4         GSREMP DB ATP POOL 1-A, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2031  3       GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2032  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2033  3       GSREMP ASSET HOLDING ONSHORE GP, LLC                       551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2034  4         GSREMP ASSET HOLDING ONSHORE, L.P.                       551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2035  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2036  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2037  5           GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC           551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2038  6             GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2039  7               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2040  7               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2041  5           GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2042  5           GSREMP MONTAGE JOINT HOLDING, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2043  3       GSREMP ASSET HOLDING ONSHORE, L.P.                         551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2044  3       GSREMP FINANCE ONSHORE GP, LLC                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2045  4         GSREMP FINANCE ONSHORE, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2046  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles

1919  5            EACCESS HOLDINGS L.L.C.                                   UNITED STATES     N/A         N/A
1920  3        GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                    CAYMAN ISLANDS    N/A         N/A
1921  3        GS VINTAGE FUND OFFSHORE, L.P.                                CAYMAN ISLANDS    N/A         N/A
1922  4          VF Holdings, L.L.C.                                         UNITED STATES     N/A         N/A
1923  3        NBK/GS PRIVATE EQUITY PARTNERS, L.P.                          CAYMAN ISLANDS    N/A         N/A
1924  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC          UNITED STATES     N/A         N/A
1925  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE       CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1926  3        GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
1927  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1928  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
1929  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
1930  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
1931  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1932  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
1933  3        GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
1934  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC         UNITED STATES     N/A         N/A
1935  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE HOLDINGS,  CAYMAN ISLANDS    N/A         N/A
                 L.P.
1936  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1937  3        GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
1938  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1939  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC          UNITED STATES     N/A         N/A
1940  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND         CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1941  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1942  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC           UNITED STATES     N/A         N/A
1943  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC         UNITED STATES     N/A         N/A
1944  3        GS PE CSEC ENERGY HOLDINGS, L.P.                              UNITED STATES     N/A         N/A
1945  4          GSVA HOLDINGS, L.P.                                         CAYMAN ISLANDS    N/A         N/A
1946  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
               L.L.C.
1947  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1948  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1949  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
                 L.L.C.
1950  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1951  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1952  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP FUND, L.P.  UNITED STATES     N/A         N/A
1953  4          PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN INCOME     UNITED STATES     N/A         N/A
                   BLOCKER, L.L.C.
1954  3        Goldman Sachs Private Equity Partners Asia PMD QP Fund        CAYMAN ISLANDS    100         N/A
                 Offshore, Ltd.
1955  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,      UNITED STATES     N/A         N/A
               L.L.C.
1956  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND, L.P.  UNITED STATES     N/A         N/A
1957  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
1958  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND          CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1959  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P.    UNITED STATES     N/A         N/A
1960  2      GOLDMAN SACHS PROPERTY MANAGEMENT                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1961  2      GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.            CAYMAN ISLANDS    100         N/A
1962  3        GOLDMAN SACHS GLOBAL ALPHA FUND PLC                           IRELAND           1           N/A
1963  2      GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH                 UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1964  3        LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1965  2      GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                      UNITED STATES     N/A         N/A
1966  3        GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.        UNITED STATES     N/A         N/A
1967  4          GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST HOLDINGS,       UNITED STATES     N/A         N/A
                   L.L.C.
1968  3        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                      UNITED STATES     N/A         N/A
1969  3        LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1970  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) LIMITED   CAYMAN ISLANDS    N/A         N/A
               PARTNERSHIP
1971  3        GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
1972  4          GSREMP DB ATP POOL 1 GP-B, L.L.C.                           UNITED STATES     N/A         N/A
1973  5            GSREMP DB ATP POOL 1-B, L.P.                              UNITED STATES     N/A         N/A
1974  4          GSREMP DB ATP POOL 1-B, L.P.                                UNITED STATES     N/A         N/A
1975  3        GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC            UNITED STATES     N/A         N/A
1976  4          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
1977  3        GSREMP ASSET HOLDING OFFSHORE GP, LLC                         UNITED STATES     N/A         N/A
1978  4          GSREMP ASSET HOLDING OFFSHORE, L.P.                         UNITED STATES     N/A         N/A
1979  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
1980  6              GSREMP ACQUISITION JOINT HOLDING, L.P.                  UNITED STATES     N/A         N/A
1981  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
1982  3        GSREMP ASSET HOLDING OFFSHORE, L.P.                           UNITED STATES     N/A         N/A
1983  3        GSREMP FINANCE OFFSHORE GP, LLC                               UNITED STATES     N/A         N/A
1984  4          GSREMP FINANCE OFFSHORE, L.P.                               UNITED STATES     N/A         N/A
1985  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A
1986  6              GSREMP BWY POOL 1, LP                                   UNITED STATES     N/A         N/A
1987  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
1988  5            GSREMP DB POOL 1 GP- B, L.L.C.                            UNITED STATES     N/A         N/A
1989  6              GSREMP DB POOL 1-B, L.P.                                UNITED STATES     N/A         N/A
1990  5            GSREMP DB POOL 1-B, L.P.                                  UNITED STATES     N/A         N/A
1991  3        GSREMP FINANCE OFFSHORE, L.P.                                 UNITED STATES     N/A         N/A
1992  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY) LIMITED   UNITED STATES     N/A         N/A
               PARTNERSHIP
1993  3        GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.           UNITED STATES     N/A         N/A
1994  4          GS REAL ESTATE MEZZANINE PARTNERS TREATY ORIGINATION GP,    UNITED STATES     N/A         N/A
                   L.L.C.
1995  5            GS Real Estate Mezzanine Partners Treaty Origination,     UNITED STATES     N/A         N/A
                     L.P.
1996  4          GS Real Estate Mezzanine Partners Treaty Origination, L.P.  UNITED STATES     N/A         N/A
1997  4          GSREMP DB ATP POOL 1 GP-C, L.L.C.                           UNITED STATES     N/A         N/A
1998  5            GSREMP DB ATP POOL 1-C, L.P.                              UNITED STATES     N/A         N/A
1999  4          GSREMP DB ATP POOL 1-C, L.P.                                UNITED STATES     N/A         N/A
2000  3        GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC              UNITED STATES     N/A         N/A
2001  4          GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.         UNITED STATES     N/A         N/A
2002  3        GSREMP ASSET HOLDING TREATY GP, LLC                           UNITED STATES     N/A         N/A
2003  4          GSREMP ASSET HOLDING TREATY, L.P.                           UNITED STATES     N/A         N/A
2004  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
2005  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
2006  5            GSREMP ASSET HOLDING FUNDING TREATY, L.P.                 UNITED STATES     N/A         N/A
2007  6              GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.             UNITED STATES     N/A         N/A
2008  7                GSREMP ORIGINATION JOINT HOLDING, L.P.                UNITED STATES     N/A         N/A
2009  6              GSREMP ORIGINATION JOINT HOLDING, L.P.                  UNITED STATES     N/A         N/A
2010  5            GSREMP Asset Holding Funding Treaty GP, LLC               UNITED STATES     N/A         N/A
2011  6              GSREMP ASSET HOLDING FUNDING TREATY, L.P.               UNITED STATES     N/A         N/A
2012  5            GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                   UNITED STATES     N/A         N/A
2013  6              GSREMP MONTAGE JOINT HOLDING, L.P.                      UNITED STATES     N/A         N/A
2014  5            GSREMP MONTAGE JOINT HOLDING, L.P.                        UNITED STATES     N/A         N/A
2015  3        GSREMP ASSET HOLDING TREATY, L.P.                             UNITED STATES     N/A         N/A
2016  3        GSREMP FINANCE TREATY GP, LLC                                 UNITED STATES     N/A         N/A
2017  4          GSREMP FINANCE TREATY, L.P.                                 UNITED STATES     N/A         N/A
2018  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A
2019  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
2020  5            GSREMP DB POOL 1 GP- C, L.L.C.                            UNITED STATES     N/A         N/A
2021  6              GSREMP DB POOL 1-C, L.P.                                UNITED STATES     N/A         N/A
2022  5            GSREMP DB POOL 1-C, L.P.                                  UNITED STATES     N/A         N/A
2023  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED     UNITED STATES     N/A         N/A
               PARTNERSHIP
2024  3        GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.          UNITED STATES     N/A         N/A
2025  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION GP,   UNITED STATES     N/A         N/A
                   L.L.C.
2026  5            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION,    UNITED STATES     N/A         N/A
                     L.P.
2027  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION, L.P. UNITED STATES     N/A         N/A
2028  4          GSREMP DB ATP POOL 1 GP-A, L.L.C.                           UNITED STATES     N/A         N/A
2029  5            GSREMP DB ATP POOL 1-A, L.P.                              UNITED STATES     N/A         N/A
2030  4          GSREMP DB ATP POOL 1-A, L.P.                                UNITED STATES     N/A         N/A
2031  3        GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC             UNITED STATES     N/A         N/A
2032  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.        UNITED STATES     N/A         N/A
2033  3        GSREMP ASSET HOLDING ONSHORE GP, LLC                          UNITED STATES     N/A         N/A
2034  4          GSREMP ASSET HOLDING ONSHORE, L.P.                          UNITED STATES     N/A         N/A
2035  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
2036  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
2037  5            GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC              UNITED STATES     N/A         N/A
2038  6              GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.              UNITED STATES     N/A         N/A
2039  7                GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.           UNITED STATES     N/A         N/A
2040  7                GSREMP ORIGINATION JOINT HOLDING, L.P.                UNITED STATES     N/A         N/A
2041  5            GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                   UNITED STATES     N/A         N/A
2042  5            GSREMP MONTAGE JOINT HOLDING, L.P.                        UNITED STATES     N/A         N/A
2043  3        GSREMP ASSET HOLDING ONSHORE, L.P.                            UNITED STATES     N/A         N/A
2044  3        GSREMP FINANCE ONSHORE GP, LLC                                UNITED STATES     N/A         N/A
2045  4          GSREMP FINANCE ONSHORE, L.P.                                UNITED STATES     N/A         N/A
2046  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A

2047  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2048  5           GSREMP DB POOL 1 GP- A, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2049  6             GSREMP DB POOL 1-A, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2050  5           GSREMP DB POOL 1-A, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2051  5           GSREMP ORIGINATION FINANCE JH GP, L.L.C.               551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2052  6             GSREMP ORIGINATION FINANCE JH, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2053  7               GSREMP ORIGINATION TWO JOINT HOLDING GP, L.L.C.    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2054  8                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2055  7               GSREMP ORIGINATION TWO JOINT HOLDING, L.P.         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2056  5           GSREMP ORIGINATION FINANCE JH, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2057  3       GSREMP FINANCE ONSHORE, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2058  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS G.P., 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
2059  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
2060  4         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      525990 - Other       New York      NY        Delaware
                  LIMITED PARTNERSHIP                                    Financial Vehicles
2061  3       Goldman Sachs Real Estate Mezzanine Partners Employee      525990 - Other       George Town             CAYMAN
                Holdings, LP                                             Financial Vehicles                           ISLANDS
2062  4         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    525990 - Other       George Town             CAYMAN
                  LIMITED PARTNERSHIP                                    Financial Vehicles                           ISLANDS
2063  3       Goldman Sachs Real Estate Mezzanine Partners Override Fund 525990 - Other       New York      NY        Delaware
                2008, L.P.                                               Financial Vehicles
2064  3       Goldman Sachs Real Estate Mezzanine Partners Override      525990 - Other       George Town             CAYMAN
                Offshore Fund 2008, LTD.                                 Financial Vehicles                           ISLANDS
2065  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND     525990 - Other       George Town             CAYMAN
              OFFSHORE, LTD.                                             Financial Vehicles                           ISLANDS
2066  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,    525990 - Other       New York      NY        Delaware
              L.P.                                                       Financial Vehicles
2067  2     GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2068  3       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2069  2     GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2070  3       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2071  2     GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2072  2     GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2073  2     GOLDMAN SACHS REPRESENTACOES LTDA.                           523110 - Investment  Sao Paulo               BRAZIL
                                                                         Banking and
                                                                         Securities Dealing
2074  2     GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2075  2     GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2076  2     GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2077  2     GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2078  2     GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2079  2     GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2080  2     GOLDMAN SACHS RISK ADVISORS, L.P.                            524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
2081  3       ARIEL RE BERMUDA LIMITED                                   524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
2082  3       ARROW CAPITAL INVESTMENT SERVICES, LTD.                    524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
2083  2     GOLDMAN SACHS RISK SERVICES L.L.C.                           524210 - Insurance   NEW YORK      NY        Delaware
                                                                         Agencies and
                                                                         Brokerages
2084  2     GOLDMAN SACHS SECURED FINANCE LIMITED                        525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
2085  2     GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2086  2     GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2087  2     GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2088  3       GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2089  2     GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2090  2     GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2091  3       TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2092  4         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2093  3       TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP           525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2094  2     GOLDMAN SACHS TXU INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2095  3       TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2096  3       TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP           525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2097  2     GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
2098  2     GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2099  3       GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2100  3       GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2101  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2102  2     GOLDMAN SACHS VOL-HOLDINGS, LLC                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2103  3       VOLBROKER.COM LIMITED                                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
2104  4         TFS-ICAP Limited                                         523140 - Commodity   London                  UNITED
                                                                         Contracts Brokerage                          KINGDOM
                                                                                                                      (OTHER)
2105  4         TFS-ICAP, LLC                                            523140 - Commodity   New York      NY        New York
                                                                         Contracts Brokerage
2106  4         TRADITION FINANCIAL SERVICES GMBH                        523140 - Commodity   Frankfurt am            GERMANY
                                                                         Contracts Brokerage  Main
2107  2     GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2108  3       GOLDMAN SACHS YES INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2109  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2110  2     GOLDMAN SACHS YES INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2111  2     GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                   522110 - Commercial  Sao Paulo               BRAZIL
                                                                         Banking
2112  2     GOLDMAN, SACHS & CO.                                         523110 - Investment  New York      NY        New York
                                                                         Banking and
                                                                         Securities Dealing
2113  3       ACADIASOFT, INC.                                           541511 - Computer    Pembroke      MA        Delaware
                                                                         program or software
                                                                         development
2114  3       ATLANTIC CAPITAL BANCSHARES, INC.                          522110 - Commercial  Atlanta       GA        Georgia
                                                                         Banking
2115  3       AUGUSTA ADVISORS, L.L.C.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2116  3       AVENUE FINANCIAL HOLDINGS, INC.                            522110 - Commercial  Nashville     TN        Tennessee
                                                                         Banking
2117  3       BROAD STREET ENERGY ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2118  3       CHI-X GLOBAL HOLDINGS LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2119  3       CHILTERN TRUST                                             523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
2120  3       CIP 2011 PARTNERS ADVISORS, L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2121  3       FLURET TRUST                                               523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
2122  3       GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2123  4         GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2124  3       GOLDMAN SACHS PARIS INC. ET CIE                            522110 - Commercial  Paris                   FRANCE
                                                                         Banking                                      (OTHER)
2125  3       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2126  3       GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2127  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
2128  3       GOLDMAN SACHS REPRESENTACOES LTDA.                         523110 - Investment  Sao Paulo               BRAZIL
                                                                         Banking and
                                                                         Securities Dealing
2129  3       GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2130  4         GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2131  5           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2132  6             GS CAPITAL PARTNERS V FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2133  7               ALCHEMY HOLDING S.A.R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2134  7               ARAMARK HOLDINGS CORPORATION                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2135  7               ATHENA PIKCO LUX S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2136  7               EDAM HOLDING S.A R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2137  8                 EDAM ACQUISITION HOLDING I COOPERATIEF U.A.      525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2138  7               EDUCATION MANAGEMENT CORPORATION                   525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2139  7               FS Invest S.a r.l.                                 525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2140  7               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2141  7               GS DEJAKOO II, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2142  8                 GS DEJAKOO, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2143  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2144  7               GS PRYSMIAN CO-INVEST LP                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2145  8                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2146  7               GSCP V EDMC GP, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2147  7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2148  7               MULBERRY HOLDINGS I, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2149  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2150  7               SUNGARD CAPITAL CORP.                              51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2151  6             GSCP V ADVISORS, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2152  7               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2153  7               GS PRYSMIAN CO-INVEST GP LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2154  8                 GS PRYSMIAN CO-INVEST LP                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2155  6             SEVRES II S.A.R.L.                                   525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2156  6             SUPERLIFT HOLDING S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2157  4         GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2158  4         GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2159  5           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2160  4         GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2161  5           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2162  6             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2163  6             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2164  6             GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2165  7               ALCHEMY HOLDING S.A.R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2166  7               ARAMARK HOLDINGS CORPORATION                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2167  7               ATHENA PIKCO LUX S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2168  7               DEJAKOO CAYMAN CORP.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2169  7               EDUCATION MANAGEMENT CORPORATION                   525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2170  7               FS Invest S.a r.l.                                 525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2171  7               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2172  7               GS DEJAKOO I, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2173  8                 DEJAKOO CAYMAN CORP.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2174  8                 GS DEJAKOO, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2047  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
2048  5            GSREMP DB POOL 1 GP- A, L.L.C.                            UNITED STATES     N/A         N/A
2049  6              GSREMP DB POOL 1-A, L.P.                                UNITED STATES     N/A         N/A
2050  5            GSREMP DB POOL 1-A, L.P.                                  UNITED STATES     N/A         N/A
2051  5            GSREMP ORIGINATION FINANCE JH GP, L.L.C.                  UNITED STATES     N/A         N/A
2052  6              GSREMP ORIGINATION FINANCE JH, L.P.                     UNITED STATES     N/A         N/A
2053  7                GSREMP ORIGINATION TWO JOINT HOLDING GP, L.L.C.       UNITED STATES     N/A         N/A
2054  8                  GSREMP ORIGINATION TWO JOINT HOLDING, L.P.          UNITED STATES     N/A         N/A
2055  7                GSREMP ORIGINATION TWO JOINT HOLDING, L.P.            UNITED STATES     N/A         N/A
2056  5            GSREMP ORIGINATION FINANCE JH, L.P.                       UNITED STATES     N/A         N/A
2057  3        GSREMP FINANCE ONSHORE, L.P.                                  UNITED STATES     N/A         N/A
2058  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS G.P.,    UNITED STATES     N/A         N/A
               L.L.C.
2059  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,     UNITED STATES     N/A         N/A
                 L.P.
2060  4          GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED UNITED STATES     N/A         N/A
                   PARTNERSHIP
2061  3        Goldman Sachs Real Estate Mezzanine Partners Employee         CAYMAN ISLANDS    N/A         N/A
                 Holdings, LP
2062  4          GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)       CAYMAN ISLANDS    N/A         N/A
                   LIMITED PARTNERSHIP
2063  3        Goldman Sachs Real Estate Mezzanine Partners Override Fund    UNITED STATES     N/A         N/A
                 2008, L.P.
2064  3        Goldman Sachs Real Estate Mezzanine Partners Override         CAYMAN ISLANDS    100         N/A
                 Offshore Fund 2008, LTD.
2065  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND        CAYMAN ISLANDS    100         N/A
               OFFSHORE, LTD.
2066  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND, L.P.  UNITED STATES     N/A         N/A
2067  2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.          UNITED STATES     N/A         N/A
2068  3        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                      UNITED STATES     N/A         N/A
2069  2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP, L.L.C.    UNITED STATES     N/A         N/A
2070  3        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.        UNITED STATES     N/A         N/A
2071  2      GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.          UNITED STATES     N/A         N/A
2072  2      GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                        UNITED STATES     N/A         N/A
2073  2      GOLDMAN SACHS REPRESENTACOES LTDA.                              BRAZIL            N/A         N/A
2074  2      GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO                UNITED STATES     61          N/A
2075  2      GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO                UNITED STATES     60          N/A
2076  2      GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO                UNITED STATES     50          N/A
2077  2      GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO                UNITED STATES     33          N/A
2078  2      GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO                UNITED STATES     51          N/A
2079  2      GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO                UNITED STATES     74          N/A
2080  2      GOLDMAN SACHS RISK ADVISORS, L.P.                               UNITED STATES     N/A         N/A
2081  3        ARIEL RE BERMUDA LIMITED                                      BERMUDA           100         N/A
2082  3        ARROW CAPITAL INVESTMENT SERVICES, LTD.                       BERMUDA           100         N/A
2083  2      GOLDMAN SACHS RISK SERVICES L.L.C.                              UNITED STATES     N/A         N/A
2084  2      GOLDMAN SACHS SECURED FINANCE LIMITED                           IRELAND           100         N/A
2085  2      GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                     UNITED STATES     N/A         N/A
2086  2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.                  UNITED STATES     100         N/A
2087  2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II               UNITED STATES     100         N/A
2088  3        GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                   CAYMAN ISLANDS    100         N/A
2089  2      GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND            UNITED STATES     100         N/A
2090  2      GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
2091  3        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
2092  4          TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            UNITED STATES     100         11
2093  3        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP              UNITED STATES     100         11
2094  2      GOLDMAN SACHS TXU INVESTORS, L.P.                               UNITED STATES     N/A         N/A
2095  3        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
2096  3        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP              UNITED STATES     100         11
2097  2      GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND             IRELAND           100         N/A
2098  2      GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
2099  3        GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
2100  3        GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2101  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
2102  2      GOLDMAN SACHS VOL-HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
2103  3        VOLBROKER.COM LIMITED                                         UNITED KINGDOM    21          N/A
                                                                             (OTHER)
2104  4          TFS-ICAP Limited                                            UNITED KINGDOM    49          N/A
                                                                             (OTHER)
2105  4          TFS-ICAP, LLC                                               UNITED STATES     N/A         N/A
2106  4          TRADITION FINANCIAL SERVICES GMBH                           GERMANY           N/A         N/A
2107  2      GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
2108  3        GOLDMAN SACHS YES INVESTORS, L.P.                             UNITED STATES     N/A         N/A
2109  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
2110  2      GOLDMAN SACHS YES INVESTORS, L.P.                               UNITED STATES     N/A         N/A
2111  2      GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                      BRAZIL            100         N/A
2112  2      GOLDMAN, SACHS & CO.                                            UNITED STATES     N/A         N/A
2113  3        ACADIASOFT, INC.                                              UNITED STATES     11          N/A
2114  3        ATLANTIC CAPITAL BANCSHARES, INC.                             UNITED STATES     9           N/A
2115  3        AUGUSTA ADVISORS, L.L.C.                                      UNITED STATES     N/A         N/A
2116  3        AVENUE FINANCIAL HOLDINGS, INC.                               UNITED STATES     9           N/A
2117  3        BROAD STREET ENERGY ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
2118  3        CHI-X GLOBAL HOLDINGS LLC                                     UNITED STATES     N/A         N/A
2119  3        CHILTERN TRUST                                                JERSEY            N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
2120  3        CIP 2011 PARTNERS ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
2121  3        FLURET TRUST                                                  JERSEY            N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
2122  3        GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                      UNITED STATES     N/A         N/A
2123  4          GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                      CAYMAN ISLANDS    N/A         N/A
2124  3        GOLDMAN SACHS PARIS INC. ET CIE                               FRANCE (OTHER)    N/A         N/A
2125  3        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                    UNITED STATES     N/A         N/A
2126  3        GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC               UNITED STATES     N/A         N/A
2127  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
                 L.L.C.
2128  3        GOLDMAN SACHS REPRESENTACOES LTDA.                            BRAZIL            N/A         N/A
2129  3        GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.               UNITED STATES     N/A         N/A
2130  4          GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2131  5            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2132  6              GS CAPITAL PARTNERS V FUND, L.P.                        UNITED STATES     N/A         N/A
2133  7                ALCHEMY HOLDING S.A.R.L.                              LUXEMBOURG        99          96
2134  7                ARAMARK HOLDINGS CORPORATION                          UNITED STATES     20          N/A
2135  7                ATHENA PIKCO LUX S.A R.L.                             LUXEMBOURG        100         N/A
2136  7                EDAM HOLDING S.A R.L.                                 LUXEMBOURG        100         N/A
2137  8                  EDAM ACQUISITION HOLDING I COOPERATIEF U.A.         NETHERLANDS       33          N/A
2138  7                EDUCATION MANAGEMENT CORPORATION                      UNITED STATES     42          N/A
2139  7                FS Invest S.a r.l.                                    LUXEMBOURG        44          N/A
2140  7                GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2141  7                GS DEJAKOO II, LLC                                    UNITED STATES     N/A         N/A
2142  8                  GS DEJAKOO, L.L.C.                                  UNITED STATES     N/A         N/A
2143  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2144  7                GS PRYSMIAN CO-INVEST LP                              CAYMAN ISLANDS    N/A         N/A
2145  8                  ATHENA PIKCO LUX S.A R.L.                           LUXEMBOURG        100         N/A
2146  7                GSCP V EDMC GP, L.L.C.                                UNITED STATES     N/A         N/A
2147  7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
2148  7                MULBERRY HOLDINGS I, LLC                              UNITED STATES     N/A         N/A
2149  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2150  7                SUNGARD CAPITAL CORP.                                 UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2151  6              GSCP V ADVISORS, L.L.C.                                 UNITED STATES     N/A         N/A
2152  7                GS CAPITAL PARTNERS V FUND, L.P.                      UNITED STATES     N/A         N/A
2153  7                GS PRYSMIAN CO-INVEST GP LIMITED                      CAYMAN ISLANDS    100         N/A
2154  8                  GS PRYSMIAN CO-INVEST LP                            CAYMAN ISLANDS    N/A         N/A
2155  6              SEVRES II S.A.R.L.                                      UNITED KINGDOM    73          73
                                                                             (OTHER)
2156  6              SUPERLIFT HOLDING S.A R.L.                              LUXEMBOURG        44          N/A
2157  4          GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   UNITED STATES     N/A         N/A
2158  4          GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2159  5            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2160  4          GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.               CAYMAN ISLANDS    100         N/A
2161  5            GS CAPITAL PARTNERS V PCP FUND, L.P.                      UNITED STATES     N/A         N/A
2162  6              GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2163  6              GS CAPITAL PARTNERS V GMBH & CO. KG                     GERMANY           N/A         N/A
2164  6              GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.               UNITED STATES     N/A         N/A
2165  7                ALCHEMY HOLDING S.A.R.L.                              LUXEMBOURG        99          96
2166  7                ARAMARK HOLDINGS CORPORATION                          UNITED STATES     20          N/A
2167  7                ATHENA PIKCO LUX S.A R.L.                             LUXEMBOURG        100         N/A
2168  7                DEJAKOO CAYMAN CORP.                                  CAYMAN ISLANDS    100         N/A
2169  7                EDUCATION MANAGEMENT CORPORATION                      UNITED STATES     42          N/A
2170  7                FS Invest S.a r.l.                                    LUXEMBOURG        44          N/A
2171  7                GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2172  7                GS DEJAKOO I, LLC                                     UNITED STATES     N/A         N/A
2173  8                  DEJAKOO CAYMAN CORP.                                CAYMAN ISLANDS    100         N/A
2174  8                  GS DEJAKOO, L.L.C.                                  UNITED STATES     N/A         N/A

2175  7               GS DEJAKOO, L.L.C.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2176  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2177  7               GSCP V EDMC GP, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2178  7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2179  7               MULBERRY HOLDINGS II, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2180  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2181  7               SUNGARD CAPITAL CORP.                              51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2182  6             GS CAPITAL PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2183  7               GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2184  8                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2185  8                 ARAMARK HOLDINGS CORPORATION                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2186  8                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2187  8                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2188  8                 FS Invest S.a r.l.                               525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2189  8                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2190  8                 GS DEJAKOO II, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2191  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2192  8                 GSCP V EDMC GP, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2193  8                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2194  8                 GSCP V OFFSHORE KNIGHT HOLDINGS CORP.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2195  9                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2196  8                 GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2197  8                 MULBERRY HOLDINGS I, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2198  8                 PVF HOLDINGS LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2199  8                 SUNGARD CAPITAL CORP.                            51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2200  7               GSCP V OFFSHORE ADVISORS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2201  8                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2202  8                 GS PRYSMIAN CO-INVEST GP LIMITED                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2203  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2204  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2205  6             GS CAPITAL PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2206  7               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2207  7               GSCP V ADVISORS, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2208  6             GSCP V AIV, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2209  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2210  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2211  6             GSCP V INSTITUTIONAL AIV, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2212  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2213  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2214  4         GS CAPITAL PARTNERS V PCP FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2215  4         GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2216  5           GS CAPITAL PARTNERS V PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2217  6             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2218  6             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2219  6             GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2220  6             GS CAPITAL PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2221  6             GS CAPITAL PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2222  6             GSCP V AIV, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2223  6             GSCP V INSTITUTIONAL AIV, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2224  4         GSCP V OVERRIDE OFFSHORE, LTD                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2225  4         GSCP V OVERRIDE, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2226  3       GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2227  4         GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2228  5           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2229  4         GS CAPITAL PARTNERS V PIA FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2230  4         GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2231  4         GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        New York
                                                                         Financial Vehicles
2232  5           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2233  6             GS CAPITAL PARTNERS VI FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2234  7               BLADERUNNER S.A.R.L.                               551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2235  7               BUCK HOLDINGS L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2236  7               COMPASS DELAWARE HOLDINGS I CORP.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2237  7               CUCINA HOLDINGS SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2238  7               GS EDAM DEBT HOLDINGS                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2239  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2240  7               GS MACE HOLDINGS LIMITED                           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2241  7               GS SUNRAY HOLDINGS, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2242  8                 GS SUNRAY HOLDINGS SUBCO I, L.L.C.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2243  9                   Hyatt Hotels Corporation                       531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2244  8                 GS SUNRAY HOLDINGS SUBCO II, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2245  9                   Hyatt Hotels Corporation                       531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2246  7               GS TELE CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2247  7               GSCP VI AA ONE HOLDING SARL                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2248  7               GSCP VI HYDROEDGE HOLDINGS, L.L.C.                 525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2249  7               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2250  8                 GSCP VI NORTH HOLDINGS CORP.                     525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2251  9                   RED SKY HOLDINGS L.P.                          525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2252  7               GSCP VI ONSHORE HYDROEDGE, L.L.C.                  525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2253  8                 GSCP VI HYDROEDGE HOLDINGS, L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2254  7               GSCPVI BHC CAYMAN LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2255  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2256  7               HAWKER BEECHCRAFT, INC                             525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2257  7               HWBCC LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2258  8                 HWBCC LP                                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2259  7               HWBCC LP                                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2260  7               INTERLINE BRANDS, INC.                             0 - N/A              Jacksonville  FL        Delaware
2261  7               INVESTMENT HOLDING ENTITY GP, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2262  8                 PAPERCO HOLDINGS II, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2263  8                 STEEL HOLDINGS, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2264  7               KAR HOLDINGS II, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2265  7               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2266  7               LVB ACQUISITION HOLDING, LLC                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2267  7               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2268  7               ONTEX I S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2269  8                 ONTEX II S.A R.L.                                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2270  9                   ONTEX II-A S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2271  10                    ONTEX III S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2272  11                      ONTEX IV S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2273  12                        ONV TOPCO N.V.                           551112 - Offices of  Zele                    BELGIUM
                                                                         Other Holding
                                                                         Companies
2274  7               PAPERCO HOLDINGS, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2275  7               PAPERCO INVESTMENTS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2276  7               PROSIGHT INVESTMENT LLC                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2277  8                 PROSIGHT GLOBAL HOLDINGS LIMITED                 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2278  9                   PROSIGHT GLOBAL, INC.                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2279  10                    ProSight Specialty Insurance Holdings, Inc.  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2280  11                      PROSIGHT SPECIALTY INSURANCE GROUP, INC.   551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
2281  12                        GOTHAM INSURANCE COMPANY                 524126 - Direct      New York      NY        New York
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
2282  12                        MUTUAL MARINE OFFICE OF THE MIDWEST,     524210 - Insurance   New York      NY        Illinois
                                  INC.                                   Agencies and
                                                                         Brokerages
2283  12                        NEW YORK MARINE AND GENERAL INSURANCE    524126 - Direct      New York      NY        New York
                                  COMPANY                                Property and
                                                                         Casualty Insurance
                                                                         Carriers
2284  13                          GOTHAM INSURANCE COMPANY               524126 - Direct      New York      NY        New York
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
2285  13                          SOUTHWEST MARINE AND GENERAL INSURANCE 524126 - Direct      New York      NY        Arizona
                                    COMPANY                              Property and
                                                                         Casualty Insurance
                                                                         Carriers
2286  12                        PACIFIC MUTUAL MARINE OFFICE, INC.       524210 - Insurance   New York      NY        California
                                                                         Agencies and
                                                                         Brokerages
2287  12                        PROSIGHT SPECIALTY MANAGEMENT COMPANY,   524210 - Insurance   New York      NY        New York
                                  INC.                                   Agencies and
                                                                         Brokerages
2288  9                   PROSIGHT SPECIALTY INTERNATIONAL HOLDINGS      551112 - Offices of  Hamilton                BERMUDA
                            LIMITED                                      Other Holding
                                                                         Companies
2289  10                    PROSIGHT SPECIALTY BERMUDA LIMITED           525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
2290  10                    PROSIGHT SPECIALTY EUROPEAN HOLDINGS LIMITED 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2291  11                      EC UNDERWRITING CORPORATE MEMBER LIMITED   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2292  11                      TSM AGENCIES LIMITED                       525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2293  11                      TSM CAPITAL LIMITED                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2294  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2295  7               PaperCo Holdings II, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2296  7               STEAK HOLDINGS, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2297  8                 PAPERCO INVESTMENTS, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2298  7               STEEL HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2299  7               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2300  7               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2301  7               TRANSUNION HOLDING COMPANY, INC.                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2302  7               U.S. SECURITY ASSOCIATES, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2175  7                GS DEJAKOO, L.L.C.                                    UNITED STATES     N/A         N/A
2176  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2177  7                GSCP V EDMC GP, L.L.C.                                UNITED STATES     N/A         N/A
2178  7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
2179  7                MULBERRY HOLDINGS II, LLC                             UNITED STATES     N/A         N/A
2180  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2181  7                SUNGARD CAPITAL CORP.                                 UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2182  6              GS CAPITAL PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2183  7                GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2184  8                  ALCHEMY HOLDING S.A.R.L.                            LUXEMBOURG        99          96
2185  8                  ARAMARK HOLDINGS CORPORATION                        UNITED STATES     20          N/A
2186  8                  ATHENA PIKCO LUX S.A R.L.                           LUXEMBOURG        100         N/A
2187  8                  EDUCATION MANAGEMENT CORPORATION                    UNITED STATES     42          N/A
2188  8                  FS Invest S.a r.l.                                  LUXEMBOURG        44          N/A
2189  8                  GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
2190  8                  GS DEJAKOO II, LLC                                  UNITED STATES     N/A         N/A
2191  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2192  8                  GSCP V EDMC GP, L.L.C.                              UNITED STATES     N/A         N/A
2193  8                  GSCP V EDMC HOLDINGS, L.P.                          UNITED STATES     N/A         N/A
2194  8                  GSCP V OFFSHORE KNIGHT HOLDINGS CORP.               UNITED STATES     100         N/A
2195  9                    GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.             UNITED STATES     N/A         N/A
2196  8                  GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.               UNITED STATES     N/A         N/A
2197  8                  MULBERRY HOLDINGS I, LLC                            UNITED STATES     N/A         N/A
2198  8                  PVF HOLDINGS LLC                                    UNITED STATES     63          N/A
2199  8                  SUNGARD CAPITAL CORP.                               UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2200  7                GSCP V OFFSHORE ADVISORS, L.L.C.                      UNITED STATES     N/A         N/A
2201  8                  GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2202  8                  GS PRYSMIAN CO-INVEST GP LIMITED                    CAYMAN ISLANDS    100         N/A
2203  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2204  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2205  6              GS CAPITAL PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2206  7                GS CAPITAL PARTNERS V FUND, L.P.                      UNITED STATES     N/A         N/A
2207  7                GSCP V ADVISORS, L.L.C.                               UNITED STATES     N/A         N/A
2208  6              GSCP V AIV, L.P.                                        CAYMAN ISLANDS    N/A         N/A
2209  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2210  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2211  6              GSCP V INSTITUTIONAL AIV, L.P.                          CAYMAN ISLANDS    N/A         N/A
2212  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2213  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2214  4          GS CAPITAL PARTNERS V PCP FUND, L.P.                        UNITED STATES     N/A         N/A
2215  4          GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.               CAYMAN ISLANDS    100         N/A
2216  5            GS CAPITAL PARTNERS V PIA FUND, L.P.                      UNITED STATES     N/A         N/A
2217  6              GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2218  6              GS CAPITAL PARTNERS V GMBH & CO. KG                     GERMANY           N/A         N/A
2219  6              GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.               UNITED STATES     N/A         N/A
2220  6              GS CAPITAL PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2221  6              GS CAPITAL PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2222  6              GSCP V AIV, L.P.                                        CAYMAN ISLANDS    N/A         N/A
2223  6              GSCP V INSTITUTIONAL AIV, L.P.                          CAYMAN ISLANDS    N/A         N/A
2224  4          GSCP V OVERRIDE OFFSHORE, LTD                               CAYMAN ISLANDS    100         N/A
2225  4          GSCP V OVERRIDE, L.P.                                       UNITED STATES     N/A         N/A
2226  3        GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.              UNITED STATES     N/A         N/A
2227  4          GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.                  CAYMAN ISLANDS    N/A         N/A
2228  5            GS CAPITAL PARTNERS V PCP FUND, L.P.                      UNITED STATES     N/A         N/A
2229  4          GS CAPITAL PARTNERS V PIA FUND, L.P.                        UNITED STATES     N/A         N/A
2230  4          GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.         CAYMAN ISLANDS    100         N/A
2231  4          GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
2232  5            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2233  6              GS CAPITAL PARTNERS VI FUND, L.P.                       UNITED STATES     N/A         N/A
2234  7                BLADERUNNER S.A.R.L.                                  LUXEMBOURG        100         N/A
2235  7                BUCK HOLDINGS L.P.                                    UNITED STATES     N/A         21
2236  7                COMPASS DELAWARE HOLDINGS I CORP.                     UNITED STATES     100         N/A
2237  7                CUCINA HOLDINGS SARL                                  LUXEMBOURG        100         N/A
2238  7                GS EDAM DEBT HOLDINGS                                 CAYMAN ISLANDS    99          N/A
2239  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2240  7                GS MACE HOLDINGS LIMITED                              MAURITIUS         100         N/A
2241  7                GS SUNRAY HOLDINGS, L.L.C.                            UNITED STATES     N/A         N/A
2242  8                  GS SUNRAY HOLDINGS SUBCO I, L.L.C.                  UNITED STATES     N/A         N/A
2243  9                    Hyatt Hotels Corporation                          UNITED STATES     7           N/A
2244  8                  GS SUNRAY HOLDINGS SUBCO II, L.L.C.                 UNITED STATES     N/A         N/A
2245  9                    Hyatt Hotels Corporation                          UNITED STATES     7           N/A
2246  7                GS TELE CAYMAN                                        CAYMAN ISLANDS    100         N/A
2247  7                GSCP VI AA ONE HOLDING SARL                           LUXEMBOURG        100         N/A
2248  7                GSCP VI HYDROEDGE HOLDINGS, L.L.C.                    UNITED STATES     N/A         N/A
2249  7                GSCP VI NORTH HOLDINGS S.A R.L.                       LUXEMBOURG        100         N/A
2250  8                  GSCP VI NORTH HOLDINGS CORP.                        UNITED STATES     100         N/A
2251  9                    RED SKY HOLDINGS L.P.                             UNITED STATES     N/A         21
2252  7                GSCP VI ONSHORE HYDROEDGE, L.L.C.                     UNITED STATES     N/A         N/A
2253  8                  GSCP VI HYDROEDGE HOLDINGS, L.L.C.                  UNITED STATES     N/A         N/A
2254  7                GSCPVI BHC CAYMAN LTD.                                CAYMAN ISLANDS    100         N/A
2255  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2256  7                HAWKER BEECHCRAFT, INC                                UNITED STATES     46          N/A
2257  7                HWBCC LLC                                             UNITED STATES     N/A         N/A
2258  8                  HWBCC LP                                            UNITED STATES     N/A         N/A
2259  7                HWBCC LP                                              UNITED STATES     N/A         N/A
2260  7                INTERLINE BRANDS, INC.                                UNITED STATES     81          N/A
2261  7                INVESTMENT HOLDING ENTITY GP, LTD.                    CAYMAN ISLANDS    100         N/A
2262  8                  PAPERCO HOLDINGS II, L.P.                           CAYMAN ISLANDS    N/A         N/A
2263  8                  STEEL HOLDINGS, L.P.                                CAYMAN ISLANDS    N/A         N/A
2264  7                KAR HOLDINGS II, LLC                                  UNITED STATES     34          N/A
2265  7                LUX GSCP 6 / GSOP DEBT S.A R.L.                       LUXEMBOURG        100         N/A
2266  7                LVB ACQUISITION HOLDING, LLC                          UNITED STATES     24          N/A
2267  7                NORTH HOLDINGS CAYMAN CORP.                           CAYMAN ISLANDS    100         N/A
2268  7                ONTEX I S.A R.L.                                      LUXEMBOURG        50          N/A
2269  8                  ONTEX II S.A R.L.                                   LUXEMBOURG        100         N/A
2270  9                    ONTEX II-A S.A R.L.                               LUXEMBOURG        100         N/A
2271  10                     ONTEX III S.A R.L.                              LUXEMBOURG        100         N/A
2272  11                       ONTEX IV S.A R.L.                             LUXEMBOURG        100         N/A
2273  12                         ONV TOPCO N.V.                              BELGIUM           100         N/A
2274  7                PAPERCO HOLDINGS, L.P.                                UNITED STATES     N/A         N/A
2275  7                PAPERCO INVESTMENTS, L.P.                             CAYMAN ISLANDS    N/A         N/A
2276  7                PROSIGHT INVESTMENT LLC                               UNITED STATES     N/A         N/A
2277  8                  PROSIGHT GLOBAL HOLDINGS LIMITED                    BERMUDA           51          N/A
2278  9                    PROSIGHT GLOBAL, INC.                             UNITED STATES     100         N/A
2279  10                     ProSight Specialty Insurance Holdings, Inc.     UNITED STATES     100         N/A
2280  11                       PROSIGHT SPECIALTY INSURANCE GROUP, INC.      UNITED STATES     100         N/A
2281  12                         GOTHAM INSURANCE COMPANY                    UNITED STATES     100         N/A
2282  12                         MUTUAL MARINE OFFICE OF THE MIDWEST, INC.   UNITED STATES     100         N/A
2283  12                         NEW YORK MARINE AND GENERAL INSURANCE       UNITED STATES     100         N/A
                                   COMPANY
2284  13                           GOTHAM INSURANCE COMPANY                  UNITED STATES     100         N/A
2285  13                           SOUTHWEST MARINE AND GENERAL INSURANCE    UNITED STATES     100         N/A
                                     COMPANY
2286  12                         PACIFIC MUTUAL MARINE OFFICE, INC.          UNITED STATES     100         N/A
2287  12                         PROSIGHT SPECIALTY MANAGEMENT COMPANY, INC. UNITED STATES     100         N/A
2288  9                    PROSIGHT SPECIALTY INTERNATIONAL HOLDINGS LIMITED BERMUDA           100         N/A
2289  10                     PROSIGHT SPECIALTY BERMUDA LIMITED              BERMUDA           100         N/A
2290  10                     PROSIGHT SPECIALTY EUROPEAN HOLDINGS LIMITED    BERMUDA           100         N/A
2291  11                       EC UNDERWRITING CORPORATE MEMBER LIMITED      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2292  11                       TSM AGENCIES LIMITED                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2293  11                       TSM CAPITAL LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2294  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2295  7                PaperCo Holdings II, L.L.C.                           UNITED STATES     N/A         N/A
2296  7                STEAK HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
2297  8                  PAPERCO INVESTMENTS, L.P.                           CAYMAN ISLANDS    N/A         N/A
2298  7                STEEL HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2299  7                TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC              UNITED STATES     N/A         N/A
2300  7                TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP      UNITED STATES     100         11
2301  7                TRANSUNION HOLDING COMPANY, INC.                      UNITED STATES     49          N/A
2302  7                U.S. SECURITY ASSOCIATES, L.P.                        UNITED STATES     N/A         N/A

2303  7               Xella International Holdings S.a.r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2304  6             GSCP VI ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2305  7               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2306  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2307  4         GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2308  4         GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2309  4         GS CAPITAL PARTNERS VI PIA FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2310  5           GS CAPITAL PARTNERS VI GMBH & CO. KG                   525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2311  6             BLADERUNNER S.A.R.L.                                 551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2312  6             BUCK HOLDINGS L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2313  6             CUCINA HOLDINGS SARL                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2314  6             EDAM ACQUISITION HOLDING I COOPERATIEF U.A.          525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2315  6             GS EDAM DEBT HOLDINGS                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2316  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2317  6             GS MACE HOLDINGS LIMITED                             551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2318  6             GS SUNRAY GERMAN FUND I, LTD.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2319  7               GS SUNRAY GERMAN FUND, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2320  8                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2321  6             GS SUNRAY GERMAN FUND II, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2322  7               GS SUNRAY GERMAN FUND, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2323  6             GS TELE CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2324  6             GSCP VI AA ONE HOLDING SARL                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2325  6             GSCP VI GERMANY EDGEMARC, INC.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2326  6             GSCP VI GERMANY KNIGHT HOLDINGS CORP.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2327  7               GSCP VI GERMANY KNIGHT HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2328  6             GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2329  7               GSCP VI GERMANY TXU HOLDINGS, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2330  8                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2331  8                 TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP 525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2332  6             GSCP VI GERMANY TXU HOLDINGS, LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2333  7               GSCP VI GERMANY TXU HOLDINGS, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2334  6             GSCP VI GMBH COMPASS CAYMAN GP CORP.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2335  7               GSCP VI GMBH COMPASS HOLDINGS L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2336  8                 COMPASS CAYMAN HOLDINGS L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2337  6             GSCP VI GMBH COMPASS CAYMAN LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2338  7               GSCP VI GMBH COMPASS HOLDINGS L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2339  6             GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2340  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2341  6             GSCP VI GMBH HYDROEDGE (CAYMAN) LTD.                 525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2342  6             GSCP VI GMBH KNIGHT HOLDINGS                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2343  7               GSCP VI GERMANY KNIGHT HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2344  6             GSCP VI GMBH NAVI GP, LTD.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2345  7               GSCP VI GMBH NAVI, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2346  6             GSCP VI GMBH NAVI, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2347  6             GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2348  7               PAPERCO INVESTMENTS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2349  6             GSCP VI GMBH STEEL HOLDINGS, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2350  6             GSCP VI GmbH Investment Holdings (Cayman) Ltd.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2351  7               GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2352  7               GSCP VI GmbH PaperCo, L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2353  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2354  6             GSCP VI NORTH HOLDINGS S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2355  6             GSCPVI BHC CAYMAN LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2356  6             HAWKER BEECHCRAFT, INC                               525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2357  6             HWBCC LLC                                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2358  6             HWBCC LP                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2359  6             INTERLINE BRANDS, INC.                               0 - N/A              Jacksonville  FL        Delaware
2360  6             KAR HOLDINGS II, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2361  6             LUX GSCP 6 / GSOP DEBT S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2362  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2363  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2364  6             NORTH HOLDINGS CAYMAN CORP.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2365  6             OCEANS14 GMBH, LTD.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2366  6             ONTEX I S.A R.L.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2367  6             PROSIGHT INVESTMENT LLC                              551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2368  6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2369  6             SPARTANSHIELD HOLDINGS                               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2370  6             STEAK HOLDINGS, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2371  6             STEEL HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2372  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2373  6             Xella International Holdings S.a.r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2374  5           GS CAPITAL PARTNERS VI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2375  6             GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2376  7               BLADERUNNER S.A.R.L.                               551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2377  7               BUCK HOLDINGS L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2378  7               CUCINA HOLDINGS SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2379  7               GS EDAM DEBT HOLDINGS                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2380  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2381  7               GS MACE HOLDINGS LIMITED                           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2382  7               GS SUNRAY OFFSHORE FUND, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2383  8                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2384  7               GS SUNRAY OFFSHORE FUND, LTD.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2385  8                 GS SUNRAY OFFSHORE FUND, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2386  7               GS TELE CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2387  7               GSCP VI AA ONE HOLDING SARL                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2388  7               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2389  7               GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2390  8                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2391  9                   COMPASS CAYMAN HOLDINGS L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2392  7               GSCP VI OFFSHORE COMPASS HOLDINGS L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2393  7               GSCP VI OFFSHORE EDGEMARC, L.L.C.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2394  8                 GSCP VI HYDROEDGE HOLDINGS, L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2395  7               GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2396  8                 GYMBO HOLDINGS, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2397  7               GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2398  8                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2399  7               GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2400  7               GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2401  7               GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2402  8                 PAPERCO INVESTMENTS, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2403  7               GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2404  7               GSCP VI Offshore PaperCo, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2405  7               GSCPVI BHC CAYMAN LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2406  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2407  7               HAWKER BEECHCRAFT, INC                             525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2408  7               HWBCC LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2409  7               HWBCC LP                                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2410  7               INTERLINE BRANDS, INC.                             0 - N/A              Jacksonville  FL        Delaware
2411  7               KAR HOLDINGS II, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2412  7               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2413  7               LVB ACQUISITION HOLDING, LLC                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2414  7               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2415  7               ONTEX I S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2416  7               PROSIGHT INVESTMENT LLC                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2417  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2418  7               SPARTANSHIELD HOLDINGS                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2419  7               STEAK HOLDINGS, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2420  7               STEEL HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2421  7               Xella International Holdings S.a.r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2422  6             GSCP VI OFFSHORE ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2423  7               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2424  6             GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2425  7               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2426  8                 GSCP VI OFFSHORE TXU HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2427  9                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2428  9                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other       Fort Worth    TX        Delaware
                            PARTNERSHIP                                  Financial Vehicles
2429  6             GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2430  6             GSCP VI OFFSHORE TXU HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2303  7                Xella International Holdings S.a.r.l.                 LUXEMBOURG        50          N/A
2304  6              GSCP VI ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
2305  7                GS CAPITAL PARTNERS VI FUND, L.P.                     UNITED STATES     N/A         N/A
2306  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2307  4          GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2308  4          GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.              CAYMAN ISLANDS    100         N/A
2309  4          GS CAPITAL PARTNERS VI PIA FUND, L.P.                       UNITED STATES     N/A         N/A
2310  5            GS CAPITAL PARTNERS VI GMBH & CO. KG                      GERMANY           N/A         N/A
2311  6              BLADERUNNER S.A.R.L.                                    LUXEMBOURG        100         N/A
2312  6              BUCK HOLDINGS L.P.                                      UNITED STATES     N/A         21
2313  6              CUCINA HOLDINGS SARL                                    LUXEMBOURG        100         N/A
2314  6              EDAM ACQUISITION HOLDING I COOPERATIEF U.A.             NETHERLANDS       33          N/A
2315  6              GS EDAM DEBT HOLDINGS                                   CAYMAN ISLANDS    99          N/A
2316  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
2317  6              GS MACE HOLDINGS LIMITED                                MAURITIUS         100         N/A
2318  6              GS SUNRAY GERMAN FUND I, LTD.                           CAYMAN ISLANDS    100         N/A
2319  7                GS SUNRAY GERMAN FUND, L.P.                           UNITED STATES     N/A         N/A
2320  8                  GS SUNRAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
2321  6              GS SUNRAY GERMAN FUND II, LTD.                          CAYMAN ISLANDS    100         N/A
2322  7                GS SUNRAY GERMAN FUND, L.P.                           UNITED STATES     N/A         N/A
2323  6              GS TELE CAYMAN                                          CAYMAN ISLANDS    100         N/A
2324  6              GSCP VI AA ONE HOLDING SARL                             LUXEMBOURG        100         N/A
2325  6              GSCP VI GERMANY EDGEMARC, INC.                          UNITED STATES     100         N/A
2326  6              GSCP VI GERMANY KNIGHT HOLDINGS CORP.                   UNITED STATES     100         N/A
2327  7                GSCP VI GERMANY KNIGHT HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2328  6              GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.               CAYMAN ISLANDS    100         N/A
2329  7                GSCP VI GERMANY TXU HOLDINGS, L.P.                    UNITED STATES     N/A         N/A
2330  8                  TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC            UNITED STATES     N/A         N/A
2331  8                  TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP    UNITED STATES     100         11
2332  6              GSCP VI GERMANY TXU HOLDINGS, LTD.                      CAYMAN ISLANDS    100         N/A
2333  7                GSCP VI GERMANY TXU HOLDINGS, L.P.                    UNITED STATES     N/A         N/A
2334  6              GSCP VI GMBH COMPASS CAYMAN GP CORP.                    UNITED STATES     100         N/A
2335  7                GSCP VI GMBH COMPASS HOLDINGS L.P.                    CAYMAN ISLANDS    N/A         N/A
2336  8                  COMPASS CAYMAN HOLDINGS L.P.                        CAYMAN ISLANDS    N/A         N/A
2337  6              GSCP VI GMBH COMPASS CAYMAN LTD.                        CAYMAN ISLANDS    100         N/A
2338  7                GSCP VI GMBH COMPASS HOLDINGS L.P.                    CAYMAN ISLANDS    N/A         N/A
2339  6              GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                     UNITED STATES     N/A         N/A
2340  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2341  6              GSCP VI GMBH HYDROEDGE (CAYMAN) LTD.                    UNITED STATES     100         N/A
2342  6              GSCP VI GMBH KNIGHT HOLDINGS                            CAYMAN ISLANDS    100         N/A
2343  7                GSCP VI GERMANY KNIGHT HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2344  6              GSCP VI GMBH NAVI GP, LTD.                              CAYMAN ISLANDS    100         N/A
2345  7                GSCP VI GMBH NAVI, L.P.                               CAYMAN ISLANDS    N/A         N/A
2346  6              GSCP VI GMBH NAVI, L.P.                                 CAYMAN ISLANDS    N/A         N/A
2347  6              GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.                UNITED STATES     N/A         N/A
2348  7                PAPERCO INVESTMENTS, L.P.                             CAYMAN ISLANDS    N/A         N/A
2349  6              GSCP VI GMBH STEEL HOLDINGS, L.L.C.                     UNITED STATES     N/A         N/A
2350  6              GSCP VI GmbH Investment Holdings (Cayman) Ltd.          CAYMAN ISLANDS    100         N/A
2351  7                GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.                 UNITED STATES     N/A         N/A
2352  7                GSCP VI GmbH PaperCo, L.L.C.                          UNITED STATES     N/A         N/A
2353  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2354  6              GSCP VI NORTH HOLDINGS S.A R.L.                         LUXEMBOURG        100         N/A
2355  6              GSCPVI BHC CAYMAN LTD.                                  CAYMAN ISLANDS    100         N/A
2356  6              HAWKER BEECHCRAFT, INC                                  UNITED STATES     46          N/A
2357  6              HWBCC LLC                                               UNITED STATES     N/A         N/A
2358  6              HWBCC LP                                                UNITED STATES     N/A         N/A
2359  6              INTERLINE BRANDS, INC.                                  UNITED STATES     81          N/A
2360  6              KAR HOLDINGS II, LLC                                    UNITED STATES     34          N/A
2361  6              LUX GSCP 6 / GSOP DEBT S.A R.L.                         LUXEMBOURG        100         N/A
2362  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
2363  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2364  6              NORTH HOLDINGS CAYMAN CORP.                             CAYMAN ISLANDS    100         N/A
2365  6              OCEANS14 GMBH, LTD.                                     CAYMAN ISLANDS    100         N/A
2366  6              ONTEX I S.A R.L.                                        LUXEMBOURG        50          N/A
2367  6              PROSIGHT INVESTMENT LLC                                 UNITED STATES     N/A         N/A
2368  6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
2369  6              SPARTANSHIELD HOLDINGS                                  UNITED STATES     N/A         N/A
2370  6              STEAK HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2371  6              STEEL HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2372  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2373  6              Xella International Holdings S.a.r.l.                   LUXEMBOURG        50          N/A
2374  5            GS CAPITAL PARTNERS VI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
2375  6              GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.              CAYMAN ISLANDS    N/A         N/A
2376  7                BLADERUNNER S.A.R.L.                                  LUXEMBOURG        100         N/A
2377  7                BUCK HOLDINGS L.P.                                    UNITED STATES     N/A         21
2378  7                CUCINA HOLDINGS SARL                                  LUXEMBOURG        100         N/A
2379  7                GS EDAM DEBT HOLDINGS                                 CAYMAN ISLANDS    99          N/A
2380  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2381  7                GS MACE HOLDINGS LIMITED                              MAURITIUS         100         N/A
2382  7                GS SUNRAY OFFSHORE FUND, L.P.                         UNITED STATES     N/A         N/A
2383  8                  GS SUNRAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
2384  7                GS SUNRAY OFFSHORE FUND, LTD.                         CAYMAN ISLANDS    100         N/A
2385  8                  GS SUNRAY OFFSHORE FUND, L.P.                       UNITED STATES     N/A         N/A
2386  7                GS TELE CAYMAN                                        CAYMAN ISLANDS    100         N/A
2387  7                GSCP VI AA ONE HOLDING SARL                           LUXEMBOURG        100         N/A
2388  7                GSCP VI NORTH HOLDINGS S.A R.L.                       LUXEMBOURG        100         N/A
2389  7                GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.              UNITED STATES     100         N/A
2390  8                  GSCP VI OFFSHORE COMPASS HOLDINGS L.P.              CAYMAN ISLANDS    N/A         N/A
2391  9                    COMPASS CAYMAN HOLDINGS L.P.                      CAYMAN ISLANDS    N/A         N/A
2392  7                GSCP VI OFFSHORE COMPASS HOLDINGS L.P.                CAYMAN ISLANDS    N/A         N/A
2393  7                GSCP VI OFFSHORE EDGEMARC, L.L.C.                     UNITED STATES     N/A         N/A
2394  8                  GSCP VI HYDROEDGE HOLDINGS, L.L.C.                  UNITED STATES     N/A         N/A
2395  7                GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.               UNITED STATES     N/A         N/A
2396  8                  GYMBO HOLDINGS, L.P.                                CAYMAN ISLANDS    N/A         N/A
2397  7                GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.                UNITED STATES     100         N/A
2398  8                  GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.              UNITED STATES     N/A         N/A
2399  7                GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.                UNITED STATES     N/A         N/A
2400  7                GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.             UNITED STATES     N/A         N/A
2401  7                GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.          UNITED STATES     N/A         N/A
2402  8                  PAPERCO INVESTMENTS, L.P.                           CAYMAN ISLANDS    N/A         N/A
2403  7                GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.               UNITED STATES     N/A         N/A
2404  7                GSCP VI Offshore PaperCo, L.L.C.                      UNITED STATES     N/A         N/A
2405  7                GSCPVI BHC CAYMAN LTD.                                CAYMAN ISLANDS    100         N/A
2406  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2407  7                HAWKER BEECHCRAFT, INC                                UNITED STATES     46          N/A
2408  7                HWBCC LLC                                             UNITED STATES     N/A         N/A
2409  7                HWBCC LP                                              UNITED STATES     N/A         N/A
2410  7                INTERLINE BRANDS, INC.                                UNITED STATES     81          N/A
2411  7                KAR HOLDINGS II, LLC                                  UNITED STATES     34          N/A
2412  7                LUX GSCP 6 / GSOP DEBT S.A R.L.                       LUXEMBOURG        100         N/A
2413  7                LVB ACQUISITION HOLDING, LLC                          UNITED STATES     24          N/A
2414  7                NORTH HOLDINGS CAYMAN CORP.                           CAYMAN ISLANDS    100         N/A
2415  7                ONTEX I S.A R.L.                                      LUXEMBOURG        50          N/A
2416  7                PROSIGHT INVESTMENT LLC                               UNITED STATES     N/A         N/A
2417  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2418  7                SPARTANSHIELD HOLDINGS                                UNITED STATES     N/A         N/A
2419  7                STEAK HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
2420  7                STEEL HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2421  7                Xella International Holdings S.a.r.l.                 LUXEMBOURG        50          N/A
2422  6              GSCP VI OFFSHORE ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
2423  7                GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
2424  6              GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC            UNITED STATES     N/A         N/A
2425  7                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.            CAYMAN ISLANDS    N/A         N/A
2426  8                  GSCP VI OFFSHORE TXU HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2427  9                    TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC          UNITED STATES     N/A         N/A
2428  9                    TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP  UNITED STATES     100         11
2429  6              GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.              CAYMAN ISLANDS    N/A         N/A
2430  6              GSCP VI OFFSHORE TXU HOLDINGS, L.P.                     UNITED STATES     N/A         N/A

2431  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2432  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2433  5           GS CAPITAL PARTNERS VI PARALLEL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2434  6             BLADERUNNER S.A.R.L.                                 551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2435  6             BUCK HOLDINGS L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2436  6             COMPASS DELAWARE HOLDINGS II CORP.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2437  6             CUCINA HOLDINGS SARL                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2438  6             EDAM ACQUISITION HOLDING I COOPERATIEF U.A.          525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2439  6             GS EDAM DEBT HOLDINGS                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2440  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2441  6             GS MACE HOLDINGS LIMITED                             551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2442  6             GS SUNRAY HOLDINGS PARALLEL, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2443  7               GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2444  8                 Hyatt Hotels Corporation                         531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2445  6             GS TELE CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2446  6             GSCP VI AA ONE PARALLEL HOLDING SARL                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2447  6             GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2448  6             GSCP VI PARALLEL EDGEMARC, L.L.C.                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2449  7               GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.         525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2450  6             GSCP VI PARALLEL HYDROEDGE, L.L.C.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2451  6             GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2452  7               GSCP VI PARALLEL NORTH HOLDING CORP.               525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
2453  8                 RED SKY HOLDINGS L.P.                            525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2454  6             GSCP VI PARALLEL PROSIGHT, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2455  7               ProSight Parallel Investment LLC                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2456  8                 PROSIGHT GLOBAL HOLDINGS LIMITED                 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2457  6             GSCP VI PARALLEL WHITELABEL B LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2458  7               GSCP VI PARALLEL WHITELABEL S LLC                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2459  8                 ONTEX I S.A R.L.                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2460  6             GSCP VI PARALLEL WHITELABEL S LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2461  6             GSCPVI BHC CAYMAN LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2462  6             GYMBO HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2463  6             HAWKER BEECHCRAFT, INC                               525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2464  6             HWBCC LLC                                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2465  6             HWBCC LP                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2466  6             INTERLINE BRANDS, INC.                               0 - N/A              Jacksonville  FL        Delaware
2467  6             KAR HOLDINGS II, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2468  6             LUX GSCP 6 / GSOP DEBT S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2469  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2470  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2471  6             NORTH HOLDINGS CAYMAN CORP.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2472  6             PAPERCO INVESTMENTS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2473  6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2474  6             STEAK HOLDINGS, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2475  6             STEEL HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2476  6             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2477  6             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2478  6             TRANSUNION HOLDING COMPANY, INC.                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2479  6             VALOUR HOLDINGS GP, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2480  7               U.S. SECURITY ASSOCIATES, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2481  6             Xella International Holdings S.a.r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2482  5           GS CAPITAL PARTNERS VI, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2483  6             GS CAPITAL PARTNERS VI FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2484  6             GSCP VI ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2485  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2486  4         GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2487  4         GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2488  4         GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2489  4         GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2490  4         GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P. 525990 - Other       George Town             New York
                                                                         Financial Vehicles
2491  4         GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2492  4         GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2493  5           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2494  5           GS CAPITAL PARTNERS VI GMBH & CO. KG                   525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2495  5           GS CAPITAL PARTNERS VI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2496  5           GS CAPITAL PARTNERS VI PARALLEL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2497  5           GS CAPITAL PARTNERS VI, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2498  3       GS DIRECT, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2499  4         GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK            525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
2500  4         GS CHROMA HOLDINGS LIMITED                               525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2501  4         GS DIRECT GD LIMITED                                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2502  4         GS DIRECT PHARMA LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2503  4         GS DIRECT VALENTINE HOLDINGS                             551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2504  4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2505  4         GS LOGISTICS HOLDINGS LTD                                525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2506  4         GS PHERECLUS HOLDINGS LIMITED                            525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2507  4         GS Treasure S.a r.l.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2508  4         VGG HOLDING LLC                                          525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2509  4         WATERCUBE HOLDINGS, L.L.C.                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2510  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2511  3       GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2512  4         GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2513  5           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2514  6             GS LOAN PARTNERS I ONSHORE, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2515  7               GSLP I ONSHORE INVESTMENT FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2516  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2517  8                 GSLP I ONSHORE HOLDINGS FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2518  8                 GSLP I ONSHORE S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2519  9                   GSLP I ONSHORE (BRENNTAG) S.A R.L.             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2520  4         GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2521  3       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2522  4         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE, LTD.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2523  5           GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2524  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2525  7               GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2526  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2527  8                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2528  9                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      525990 - Other       George Town             CAYMAN
                            (BRENNTAG), LTD.                             Financial Vehicles                           ISLANDS
2529  9                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     525990 - Other       George Town             CAYMAN
                            LTD.                                         Financial Vehicles                           ISLANDS
2530  10                    GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2531  9                   SEVRES II S.A.R.L.                             525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2532  7               GSMP 2006 OFFSHORE S.A.R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2533  7               GSMP 2006 OFFSHORE US, LTD.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2534  8                 GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2535  8                 GSMP 2006 OFFSHORE HOLDINGS US, LTD.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2536  8                 GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2537  8                 GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2538  5           GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2539  4         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2540  5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2541  5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2542  4         GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2543  5           GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2544  6             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,       525990 - Other       New York      NY        Delaware
                      L.L.C.                                             Financial Vehicles
2545  7               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other       George Town             CAYMAN
                        L.P.                                             Financial Vehicles                           ISLANDS
2546  8                 GSMP 2006 INSTITUTIONAL INVESTMENT FUND, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2547  9                   GS Lux Management Services S.a r.l.            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2548  9                   GSMP 2006 INSTITUTIONAL INTERNATIONAL, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2549  10                    GSMP 2006 INSTITUTIONAL HOLDINGS             525990 - Other       George Town             CAYMAN
                              INTERNATIONAL, LTD.                        Financial Vehicles                           ISLANDS
2550  11                      GSMP 2006 INSTITUTIONAL HOLDINGS           525990 - Other       George Town             CAYMAN
                                INTERNATIONAL (BRENNTAG), LTD.           Financial Vehicles                           ISLANDS
2551  11                      GSMP 2006 INSTITUTIONAL HOLDINGS S.A.R.L.  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2552  10                    SEVRES II S.A.R.L.                           525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2553  9                   GSMP 2006 INSTITUTIONAL US, LTD.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2554  10                    GSMP 2006 INSTITUTIONAL HARRAH'S HOLDINGS,   525990 - Other       George Town             CAYMAN
                              LTD.                                       Financial Vehicles                           ISLANDS
2555  10                    GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2556  10                    GSMP 2006 INSTITUTIONAL MARSICO INVESTMENT,  525990 - Other       George Town             CAYMAN
                              LTD.                                       Financial Vehicles                           ISLANDS
2557  8                 GSMP 2006 INSTITUTIONAL S.A.R.L.                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2558  6             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

2431  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2432  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2433  5            GS CAPITAL PARTNERS VI PARALLEL, L.P.                     UNITED STATES     N/A         N/A
2434  6              BLADERUNNER S.A.R.L.                                    LUXEMBOURG        100         N/A
2435  6              BUCK HOLDINGS L.P.                                      UNITED STATES     N/A         21
2436  6              COMPASS DELAWARE HOLDINGS II CORP.                      UNITED STATES     100         N/A
2437  6              CUCINA HOLDINGS SARL                                    LUXEMBOURG        100         N/A
2438  6              EDAM ACQUISITION HOLDING I COOPERATIEF U.A.             NETHERLANDS       33          N/A
2439  6              GS EDAM DEBT HOLDINGS                                   CAYMAN ISLANDS    99          N/A
2440  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
2441  6              GS MACE HOLDINGS LIMITED                                MAURITIUS         100         N/A
2442  6              GS SUNRAY HOLDINGS PARALLEL, L.L.C.                     UNITED STATES     N/A         N/A
2443  7                GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.             UNITED STATES     N/A         N/A
2444  8                  Hyatt Hotels Corporation                            UNITED STATES     7           N/A
2445  6              GS TELE CAYMAN                                          CAYMAN ISLANDS    100         N/A
2446  6              GSCP VI AA ONE PARALLEL HOLDING SARL                    LUXEMBOURG        100         N/A
2447  6              GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.              UNITED STATES     N/A         N/A
2448  6              GSCP VI PARALLEL EDGEMARC, L.L.C.                       UNITED STATES     N/A         N/A
2449  7                GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.            UNITED STATES     N/A         N/A
2450  6              GSCP VI PARALLEL HYDROEDGE, L.L.C.                      UNITED STATES     N/A         N/A
2451  6              GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.                LUXEMBOURG        100         N/A
2452  7                GSCP VI PARALLEL NORTH HOLDING CORP.                  CANADA            100         N/A
2453  8                  RED SKY HOLDINGS L.P.                               UNITED STATES     N/A         21
2454  6              GSCP VI PARALLEL PROSIGHT, L.L.C.                       UNITED STATES     N/A         N/A
2455  7                ProSight Parallel Investment LLC                      UNITED STATES     N/A         N/A
2456  8                  PROSIGHT GLOBAL HOLDINGS LIMITED                    BERMUDA           51          N/A
2457  6              GSCP VI PARALLEL WHITELABEL B LLC                       UNITED STATES     N/A         N/A
2458  7                GSCP VI PARALLEL WHITELABEL S LLC                     UNITED STATES     N/A         N/A
2459  8                  ONTEX I S.A R.L.                                    LUXEMBOURG        50          N/A
2460  6              GSCP VI PARALLEL WHITELABEL S LLC                       UNITED STATES     N/A         N/A
2461  6              GSCPVI BHC CAYMAN LTD.                                  CAYMAN ISLANDS    100         N/A
2462  6              GYMBO HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2463  6              HAWKER BEECHCRAFT, INC                                  UNITED STATES     46          N/A
2464  6              HWBCC LLC                                               UNITED STATES     N/A         N/A
2465  6              HWBCC LP                                                UNITED STATES     N/A         N/A
2466  6              INTERLINE BRANDS, INC.                                  UNITED STATES     81          N/A
2467  6              KAR HOLDINGS II, LLC                                    UNITED STATES     34          N/A
2468  6              LUX GSCP 6 / GSOP DEBT S.A R.L.                         LUXEMBOURG        100         N/A
2469  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
2470  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2471  6              NORTH HOLDINGS CAYMAN CORP.                             CAYMAN ISLANDS    100         N/A
2472  6              PAPERCO INVESTMENTS, L.P.                               CAYMAN ISLANDS    N/A         N/A
2473  6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
2474  6              STEAK HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2475  6              STEEL HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2476  6              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                UNITED STATES     N/A         N/A
2477  6              TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP        UNITED STATES     100         11
2478  6              TRANSUNION HOLDING COMPANY, INC.                        UNITED STATES     49          N/A
2479  6              VALOUR HOLDINGS GP, L.L.C.                              UNITED STATES     N/A         N/A
2480  7                U.S. SECURITY ASSOCIATES, L.P.                        UNITED STATES     N/A         N/A
2481  6              Xella International Holdings S.a.r.l.                   LUXEMBOURG        50          N/A
2482  5            GS CAPITAL PARTNERS VI, L.P.                              UNITED STATES     N/A         N/A
2483  6              GS CAPITAL PARTNERS VI FUND, L.P.                       UNITED STATES     N/A         N/A
2484  6              GSCP VI ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
2485  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2486  4          GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.       CAYMAN ISLANDS    100         N/A
2487  4          GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                UNITED STATES     N/A         N/A
2488  4          GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2489  4          GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                   UNITED STATES     N/A         N/A
2490  4          GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.    CAYMAN ISLANDS    N/A         N/A
2491  4          GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.           CAYMAN ISLANDS    100         N/A
2492  4          GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                    UNITED STATES     N/A         N/A
2493  5            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2494  5            GS CAPITAL PARTNERS VI GMBH & CO. KG                      GERMANY           N/A         N/A
2495  5            GS CAPITAL PARTNERS VI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
2496  5            GS CAPITAL PARTNERS VI PARALLEL, L.P.                     UNITED STATES     N/A         N/A
2497  5            GS CAPITAL PARTNERS VI, L.P.                              UNITED STATES     N/A         N/A
2498  3        GS DIRECT, L.L.C.                                             UNITED STATES     N/A         N/A
2499  4          GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK               JAPAN             N/A         N/A
2500  4          GS CHROMA HOLDINGS LIMITED                                  MAURITIUS         100         N/A
2501  4          GS DIRECT GD LIMITED                                        MAURITIUS         100         N/A
2502  4          GS DIRECT PHARMA LIMITED                                    MAURITIUS         100         N/A
2503  4          GS DIRECT VALENTINE HOLDINGS                                CAYMAN ISLANDS    100         N/A
2504  4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
2505  4          GS LOGISTICS HOLDINGS LTD                                   MAURITIUS         100         N/A
2506  4          GS PHERECLUS HOLDINGS LIMITED                               MAURITIUS         100         N/A
2507  4          GS Treasure S.a r.l.                                        LUXEMBOURG        100         N/A
2508  4          VGG HOLDING LLC                                             UNITED STATES     19          N/A
2509  4          WATERCUBE HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2510  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
2511  3        GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.                  UNITED STATES     N/A         N/A
2512  4          GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                      UNITED STATES     N/A         N/A
2513  5            GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.             UNITED STATES     N/A         N/A
2514  6              GS LOAN PARTNERS I ONSHORE, L.P.                        UNITED STATES     N/A         N/A
2515  7                GSLP I ONSHORE INVESTMENT FUND, L.L.C.                UNITED STATES     N/A         N/A
2516  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2517  8                  GSLP I ONSHORE HOLDINGS FUND, L.L.C.                UNITED STATES     N/A         N/A
2518  8                  GSLP I ONSHORE S.A R.L.                             LUXEMBOURG        100         N/A
2519  9                    GSLP I ONSHORE (BRENNTAG) S.A R.L.                LUXEMBOURG        100         N/A
2520  4          GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.               UNITED STATES     N/A         N/A
2521  3        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.          UNITED STATES     N/A         N/A
2522  4          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE, LTD.     CAYMAN ISLANDS    100         N/A
2523  5            GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.          UNITED STATES     N/A         N/A
2524  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2525  7                GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.              CAYMAN ISLANDS    100         N/A
2526  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2527  8                  GSMP 2006 OFFSHORE INTERNATIONAL, LTD.              CAYMAN ISLANDS    100         N/A
2528  9                    GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL         CAYMAN ISLANDS    100         N/A
                             (BRENNTAG), LTD.
2529  9                    GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL, LTD.   CAYMAN ISLANDS    100         N/A
2530  10                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.            LUXEMBOURG        100         N/A
2531  9                    SEVRES II S.A.R.L.                                UNITED KINGDOM    73          73
                                                                             (OTHER)
2532  7                GSMP 2006 OFFSHORE S.A.R.L.                           LUXEMBOURG        100         N/A
2533  7                GSMP 2006 OFFSHORE US, LTD.                           CAYMAN ISLANDS    100         N/A
2534  8                  GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.          CAYMAN ISLANDS    100         N/A
2535  8                  GSMP 2006 OFFSHORE HOLDINGS US, LTD.                CAYMAN ISLANDS    100         N/A
2536  8                  GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.         CAYMAN ISLANDS    100         N/A
2537  8                  GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.               CAYMAN ISLANDS    100         N/A
2538  5            GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
2539  4          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.              UNITED STATES     N/A         N/A
2540  5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2541  5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.             UNITED STATES     N/A         N/A
2542  4          GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.          CAYMAN ISLANDS    N/A         N/A
2543  5            GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.            CAYMAN ISLANDS    N/A         N/A
2544  6              GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.L.C.   UNITED STATES     N/A         N/A
2545  7                GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.   CAYMAN ISLANDS    N/A         N/A
2546  8                  GSMP 2006 INSTITUTIONAL INVESTMENT FUND, LTD.       CAYMAN ISLANDS    100         N/A
2547  9                    GS Lux Management Services S.a r.l.               LUXEMBOURG        100         N/A
2548  9                    GSMP 2006 INSTITUTIONAL INTERNATIONAL, LTD.       CAYMAN ISLANDS    100         N/A
2549  10                     GSMP 2006 INSTITUTIONAL HOLDINGS INTERNATIONAL, CAYMAN ISLANDS    100         N/A
                               LTD.
2550  11                       GSMP 2006 INSTITUTIONAL HOLDINGS              CAYMAN ISLANDS    100         N/A
                                 INTERNATIONAL (BRENNTAG), LTD.
2551  11                       GSMP 2006 INSTITUTIONAL HOLDINGS S.A.R.L.     LUXEMBOURG        100         N/A
2552  10                     SEVRES II S.A.R.L.                              UNITED KINGDOM    73          73
                                                                             (OTHER)
2553  9                    GSMP 2006 INSTITUTIONAL US, LTD.                  CAYMAN ISLANDS    100         N/A
2554  10                     GSMP 2006 INSTITUTIONAL HARRAH'S HOLDINGS, LTD. CAYMAN ISLANDS    100         N/A
2555  10                     GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.       CAYMAN ISLANDS    100         N/A
2556  10                     GSMP 2006 INSTITUTIONAL MARSICO INVESTMENT,     CAYMAN ISLANDS    100         N/A
                               LTD.
2557  8                  GSMP 2006 INSTITUTIONAL S.A.R.L.                    LUXEMBOURG        100         N/A
2558  6              GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.     CAYMAN ISLANDS    N/A         N/A

2559  5           GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2560  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2561  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2562  4         GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2563  4         GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2564  5           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2565  5           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2566  4         GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2567  5           GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2568  5           GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2569  4         GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2570  5           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2571  5           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2572  3       GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2573  4         GS FUND HOLDINGS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2574  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE  525990 - Other       New York      NY        Delaware
                    II, L.L.C.                                           Financial Vehicles
2575  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2576  7               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2577  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2578  8                 GSMP V OFFSHORE INTERNATIONAL, LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2579  9                   GSMP V OFFSHORE HOLDINGS INTERNATIONAL, LTD.   525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2580  9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                           INCORPORATED                                  Financial Vehicles   Port
2581  8                 GSMP V OFFSHORE INVESTMENT FUND, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2582  8                 GSMP V OFFSHORE S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2583  8                 GSMP V OFFSHORE US, LTD.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2584  9                   GSMP V OFFSHORE MARSICO INVESTMENT, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2585  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2586  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE   525990 - Other       New York      NY        Delaware
                    II, L.L.C.                                           Financial Vehicles
2587  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2588  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2589  4         GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2590  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
2591  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2592  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2593  4         GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2594  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,  525990 - Other       New York      NY        Delaware
                    L.P.                                                 Financial Vehicles
2595  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2596  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2597  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE    525990 - Other       New York      NY        Delaware
                  II, L.L.C.                                             Financial Vehicles
2598  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
2599  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II, 525990 - Other       New York      NY        Delaware
                  L.L.C.                                                 Financial Vehicles
2600  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
2601  4         GS MEZZANINE PARTNERS V PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2602  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,  525990 - Other       New York      NY        Delaware
                    L.P.                                                 Financial Vehicles
2603  5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2604  4         GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2605  5           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2606  6             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other       New York      NY        Delaware
                      ONSHORE, L.P.                                      Financial Vehicles
2607  6             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2608  4         GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2609  5           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2610  4         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2611  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
2612  5           GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2613  6             GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2614  7               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   525990 - Other       George Town             New York
                                                                         Financial Vehicles
2615  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2616  8                 GSMP V INSTITUTIONAL INTERNATIONAL, LTD.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2617  9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                            INCORPORATED                                 Financial Vehicles   Port
2618  8                 GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2619  8                 GSMP V INSTITUTIONAL S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2620  8                 GSMP V INSTITUTIONAL US, LTD.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2621  9                   GSMP V INSTITUTIONAL MARSICO INVESTMENT, LTD.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2622  6             GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.     525990 - Other       George Town             New York
                                                                         Financial Vehicles
2623  5           GS MEZZANINE PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2624  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2625  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2626  4         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2627  5           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2628  4         GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2629  3       GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2630  3       GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2631  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2632  5           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2633  4         GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2634  3       GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2635  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II, LLC 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2636  4         GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II, LLC 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2637  3       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2638  3       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2639  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,    525990 - Other       New York      NY        Delaware
                  LLC                                                    Financial Vehicles
2640  5           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    525910 - Open-End    New York      NY        Delaware
                    LLC                                                  Investment Funds
2641  4         GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2642  3       JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS        525910 - Open-End    Osasco                  BRAZIL
                NAO-PADRONIZADOS MULTICARTEIRA                           Investment Funds
2643  3       LIQUIDITYMATCH LLC                                         525990 - Other       Jersey City   NJ        Delaware
                                                                         Financial Vehicles
2644  3       M-CCP PARENT, INC.                                         525990 - Other       Charlotte     NC        Delaware
                                                                         Financial Vehicles
2645  4         M-CCP HOLDINGS, INC.                                     551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
2646  5           MERGENT, INC.                                          518210 - Data        Charlotte     NC        Delaware
                                                                         Processing, Hosting,
                                                                         and Related Services
2647  3       MBD 2011 ADVISORS, L.L.C.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2648  4         MBD 2011, L.P.                                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2649  3       NYSE AMEX OPTIONS LLC                                      523210 - Securities  New York      NY        Delaware
                                                                         and Commodity
                                                                         Exchanges
2650  3       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2651  4         PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2652  5           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2653  4         PRIVATE EQUITY GROUP MASTER FUND VIII, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2654  3       PIVOTAL HOLDINGS LTD.                                      525990 - Other       Montreal      QC        CANADA
                                                                         Financial Vehicles
2655  4         PIVOTAL PAYMENTS INC.                                    525990 - Other       Melville      NY        Delaware
                                                                         Financial Vehicles
2656  4         Pivotal Payments Corporation                             525990 - Other       Montreal      QC        CANADA
                                                                         Financial Vehicles
2657  3       PRLP VENTURES II, LLC                                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2658  4         PRLP 2011 HOLDINGS LLC                                   551112 - Offices of  San Juan      PR        PUERTO RICO
                                                                         Other Holding
                                                                         Companies
2659  3       PRLP VENTURES LLC                                          525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2660  4         CPG/GS PR NPL, LLC                                       525990 - Other       San Juan                PUERTO RICO
                                                                         Financial Vehicles
2661  3       ProSight Equity Management Inc.                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2662  4         PROSIGHT INVESTMENT LLC                                  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2663  4         ProSight Parallel Investment LLC                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2664  3       REDI GLOBAL TECHNOLOGIES LLC                               523120 - Securities  New York      NY        New York
                                                                         Brokerage
2665  3       REDLINE TRADING SOLUTIONS, INC.                            511210 -             Woburn        MA        Delaware
                                                                         Applications
                                                                         software, computer,
                                                                         packaged
2666  3       SHOELANE GP, L.L.C.                                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2667  4         SHOELANE, L.P.                                           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2668  3       SPIRAL HOLDINGS INC.                                       525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
2669  4         SPIRAL INTERMEDIATE INC.                                 525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
2670  5           SYNCSORT INCORPORATED                                  541511 - Computer    Woodcliff     NJ        New Jersey
                                                                         program or software  Lake
                                                                         development
2671  3       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2672  4         BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2673  4         STONE STREET PEP TECHNOLOGY FUND 2000, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2674  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2008                                         Financial Vehicles
2675  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2676  4         W2008 INTERNATIONAL FINANCE SUB LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2677  5           W2007 BEAR L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2678  5           W2007/W2008 FINANCE LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2679  5           W2008 JUPITER INVESTMENT CAYMAN LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2680  5           W2008 OUKA (DELAWARE) L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2681  5           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2682  5           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2683  5           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2684  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2685  6             WHITEHALL EUROPEAN RE 7A S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2686  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles

2559  5            GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
2560  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.        UNITED STATES     N/A         N/A
2561  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2562  4          GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2563  4          GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                   UNITED STATES     N/A         N/A
2564  5            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.            UNITED STATES     N/A         N/A
2565  5            GS MEZZANINE PARTNERS 2006, L.P.                          UNITED STATES     N/A         N/A
2566  4          GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2567  5            GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.            CAYMAN ISLANDS    N/A         N/A
2568  5            GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
2569  4          GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                   UNITED STATES     N/A         N/A
2570  5            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.            UNITED STATES     N/A         N/A
2571  5            GS MEZZANINE PARTNERS 2006, L.P.                          UNITED STATES     N/A         N/A
2572  3        GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
2573  4          GS FUND HOLDINGS, L.L.C.                                    UNITED STATES     N/A         N/A
2574  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE II, UNITED STATES     N/A         N/A
                     L.L.C.
2575  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2576  7                GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2577  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2578  8                  GSMP V OFFSHORE INTERNATIONAL, LTD.                 CAYMAN ISLANDS    100         N/A
2579  9                    GSMP V OFFSHORE HOLDINGS INTERNATIONAL, LTD.      UNITED STATES     100         N/A
2580  9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
2581  8                  GSMP V OFFSHORE INVESTMENT FUND, LTD.               CAYMAN ISLANDS    100         N/A
2582  8                  GSMP V OFFSHORE S.a r.l.                            LUXEMBOURG        100         N/A
2583  8                  GSMP V OFFSHORE US, LTD.                            CAYMAN ISLANDS    100         N/A
2584  9                    GSMP V OFFSHORE MARSICO INVESTMENT, LTD.          CAYMAN ISLANDS    100         N/A
2585  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2586  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II,  UNITED STATES     N/A         N/A
                     L.L.C.
2587  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
2588  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
2589  4          GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.        CAYMAN ISLANDS    100         N/A
2590  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                     L.P.
2591  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2592  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2593  4          GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2594  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,     UNITED STATES     N/A         N/A
                     L.P.
2595  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
2596  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
2597  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE II,   UNITED STATES     N/A         N/A
                   L.L.C.
2598  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, L.P. CAYMAN ISLANDS    N/A         N/A
2599  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II,    UNITED STATES     N/A         N/A
                   L.L.C.
2600  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE, L.P.  UNITED STATES     N/A         N/A
2601  4          GS MEZZANINE PARTNERS V PIA FUND, L.P.                      UNITED STATES     N/A         N/A
2602  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,     UNITED STATES     N/A         N/A
                     L.P.
2603  5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2604  4          GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.               UNITED STATES     N/A         N/A
2605  5            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                 UNITED STATES     N/A         N/A
2606  6              GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,   UNITED STATES     N/A         N/A
                       L.P.
2607  6              GS MEZZANINE PARTNERS V, L.P.                           UNITED STATES     N/A         N/A
2608  4          GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.                  UNITED STATES     N/A         N/A
2609  5            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                 UNITED STATES     N/A         N/A
2610  4          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
2611  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                     L.P.
2612  5            GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.               CAYMAN ISLANDS    N/A         N/A
2613  6              GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C.      UNITED STATES     N/A         N/A
2614  7                GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
2615  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2616  8                  GSMP V INSTITUTIONAL INTERNATIONAL, LTD.            CAYMAN ISLANDS    100         N/A
2617  9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
2618  8                  GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.          CAYMAN ISLANDS    100         N/A
2619  8                  GSMP V INSTITUTIONAL S.A R.L.                       LUXEMBOURG        100         N/A
2620  8                  GSMP V INSTITUTIONAL US, LTD.                       CAYMAN ISLANDS    100         N/A
2621  9                    GSMP V INSTITUTIONAL MARSICO INVESTMENT, LTD.     CAYMAN ISLANDS    100         N/A
2622  6              GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2623  5            GS MEZZANINE PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2624  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2625  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2626  4          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.             CAYMAN ISLANDS    100         N/A
2627  5            GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.           CAYMAN ISLANDS    N/A         N/A
2628  4          GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   UNITED STATES     N/A         N/A
2629  3        GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.                 UNITED STATES     N/A         N/A
2630  3        GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                         UNITED STATES     N/A         N/A
2631  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I, LLC     UNITED STATES     N/A         N/A
2632  5            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC     UNITED STATES     N/A         N/A
2633  4          GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I, LLC     UNITED STATES     N/A         N/A
2634  3        GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                        UNITED STATES     N/A         N/A
2635  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II, LLC    UNITED STATES     N/A         N/A
2636  4          GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II, LLC    UNITED STATES     N/A         N/A
2637  3        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                        UNITED STATES     N/A         N/A
2638  3        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                       UNITED STATES     N/A         N/A
2639  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII, LLC   UNITED STATES     N/A         N/A
2640  5            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC   UNITED STATES     N/A         N/A
2641  4          GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC     UNITED STATES     N/A         N/A
2642  3        JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS           BRAZIL            100         N/A
                 NAO-PADRONIZADOS MULTICARTEIRA
2643  3        LIQUIDITYMATCH LLC                                            UNITED STATES     N/A         N/A
2644  3        M-CCP PARENT, INC.                                            UNITED STATES     100         N/A
2645  4          M-CCP HOLDINGS, INC.                                        UNITED STATES     100         N/A
2646  5            MERGENT, INC.                                             UNITED STATES     100         N/A
2647  3        MBD 2011 ADVISORS, L.L.C.                                     UNITED STATES     N/A         N/A
2648  4          MBD 2011, L.P.                                              UNITED STATES     N/A         N/A
2649  3        NYSE AMEX OPTIONS LLC                                         UNITED STATES     N/A         N/A
2650  3        PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                         UNITED STATES     N/A         N/A
2651  4          PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                UNITED STATES     N/A         N/A
2652  5            PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                UNITED STATES     N/A         N/A
2653  4          PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                  UNITED STATES     N/A         N/A
2654  3        PIVOTAL HOLDINGS LTD.                                         CANADA            1           N/A
2655  4          PIVOTAL PAYMENTS INC.                                       UNITED STATES     100         N/A
2656  4          Pivotal Payments Corporation                                CANADA            100         N/A
2657  3        PRLP VENTURES II, LLC                                         UNITED STATES     N/A         N/A
2658  4          PRLP 2011 HOLDINGS LLC                                      UNITED STATES     N/A         N/A
2659  3        PRLP VENTURES LLC                                             UNITED STATES     N/A         N/A
2660  4          CPG/GS PR NPL, LLC                                          PUERTO RICO       N/A         N/A
2661  3        ProSight Equity Management Inc.                               UNITED STATES     100         N/A
2662  4          PROSIGHT INVESTMENT LLC                                     UNITED STATES     N/A         N/A
2663  4          ProSight Parallel Investment LLC                            UNITED STATES     N/A         N/A
2664  3        REDI GLOBAL TECHNOLOGIES LLC                                  UNITED STATES     N/A         N/A
2665  3        REDLINE TRADING SOLUTIONS, INC.                               UNITED STATES     100         N/A
2666  3        SHOELANE GP, L.L.C.                                           UNITED STATES     N/A         N/A
2667  4          SHOELANE, L.P.                                              UNITED STATES     N/A         N/A
2668  3        SPIRAL HOLDINGS INC.                                          UNITED STATES     19          N/A
2669  4          SPIRAL INTERMEDIATE INC.                                    UNITED STATES     100         N/A
2670  5            SYNCSORT INCORPORATED                                     UNITED STATES     100         N/A
2671  3        STONE STREET PEP TECHNOLOGY 2000, L.L.C.                      UNITED STATES     N/A         N/A
2672  4          BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.                UNITED STATES     N/A         N/A
2673  4          STONE STREET PEP TECHNOLOGY FUND 2000, L.P.                 UNITED STATES     N/A         N/A
2674  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2008
2675  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
2676  4          W2008 INTERNATIONAL FINANCE SUB LTD.                        CAYMAN ISLANDS    100         N/A
2677  5            W2007 BEAR L.L.C.                                         UNITED STATES     N/A         N/A
2678  5            W2007/W2008 FINANCE LTD.                                  CAYMAN ISLANDS    100         N/A
2679  5            W2008 JUPITER INVESTMENT CAYMAN LTD.                      CAYMAN ISLANDS    100         N/A
2680  5            W2008 OUKA (DELAWARE) L.L.C.                              UNITED STATES     N/A         N/A
2681  5            W2008 RAINBOW 1 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2682  5            W2008 RAINBOW 2 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2683  5            W2008 RAINBOW 3 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2684  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
2685  6              WHITEHALL EUROPEAN RE 7A S.A R.L.                       LUXEMBOURG        100         N/A
2686  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A

2687  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2688  8                 SATUREA B.V.                                     531390 - Other       Amsterdam               NETHERLANDS
                                                                         activities related
                                                                         to real estate
2689  9                   LANCASTER GMBH & CO. KG                        525990 - Other       Dusseldorf              GERMANY
                                                                         Financial Vehicles
2690  9                   LANCASTER HOLDING GmbH                         525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2691  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2692  6             WHITEHALL EUROPEAN RE 8A S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2693  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2694  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2695  5           WHITEHALL EUROPEAN RE 9 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2696  6             Whitehall European RE 9A S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2697  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2698  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2699  2     GOLDMAN, SACHS & CO. FINANZ GMBH                             551112 - Offices of  Frankfurt am            GERMANY
                                                                         Other Holding        Main
                                                                         Companies
2700  3       GOLDMAN SACHS AG                                           522110 - Commercial  Frankfurt am            GERMANY
                                                                         Banking              Main
2701  2     GOLDMAN, SACHS & CO. WERTPAPIER GMBH                         523110 - Investment  Frankfurt am            GERMANY
                                                                         Banking and          Main
                                                                         Securities Dealing
2702  2     GREENE AVENUE LIHTC LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2703  2     GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011    525990 - Other       George Town             CAYMAN
              OFFSHORE ADVISORS INC.                                     Financial Vehicles                           ISLANDS
2704  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       George Town             CAYMAN
                OFFSHORE L.P.                                            Financial Vehicles                           ISLANDS
2705  4         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other       George Town             CAYMAN
                  2011 OFFSHORE HOLDINGS L.P.                            Financial Vehicles                           ISLANDS
2706  5           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   551112 - Offices of  George Town             CAYMAN
                    2011 OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.  Other Holding                                ISLANDS
                                                                         Companies
2707  2     GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011    525990 - Other       George Town             CAYMAN
               OFFSHORE HOLDINGS ADVISORS INC.                           Financial Vehicles                           ISLANDS
2708  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS L.P.                                   Financial Vehicles                           ISLANDS
2709  2     GS (ASIA) L.P.                                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2710  2     GS - MPIM I, LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2711  2     GS 1 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2712  3       GS 1 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2713  2     GS 2 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2714  3       GS 2 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2715  2     GS 20 FRONT MEMBER LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2716  2     GS 2280 FDB MEMBER LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2717  2     GS 230 PARK ADVISORS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2718  2     GS 3 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2719  3       GS 3 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2720  2     GS 4 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2721  3       GS 4 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2722  2     GS 5 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2723  3       GS 5 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2724  2     GS 5555 HOLLYWOOD MEMBER LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2725  2     GS 6 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2726  3       GS 6 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2727  2     GS 7 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2728  3       GS 7 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2729  2     GS ACA, LLC                                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2730  2     GS ADMINISTRATIVE SERVICES, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2731  2     GS ADVISORS 2000, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2732  3       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2733  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2734  4         GS 2000-I, L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2735  4         GSCP 2000 OFFSHORE CCH HOLDING                           525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2736  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2737  3       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2738  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2739  4         GS 2000-I, L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2740  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2741  2     GS ADVISORS II, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2742  2     GS ADVISORS III, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2743  3       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2744  3       GS CAPITAL PARTNERS III, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2745  4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2746  2     GS ADVISORS V AIV, LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2747  3       GSCP V AIV, L.P.                                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2748  3       GSCP V INSTITUTIONAL AIV, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2749  2     GS ADVISORS V, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2750  3       GS CAPITAL PARTNERS V GMBH & CO. KG                        525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2751  3       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2752  3       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2753  3       GS CAPITAL PARTNERS V, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2754  3       GS PRYSMIAN CO-INVEST GP LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2755  2     GS ADVISORS VI AIV, LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2756  3       GSCP VI AIV, L.P.                                          525990 - Other       George Town             New York
                                                                         Financial Vehicles
2757  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2758  3       GSCP VI PARALLEL AIV, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2759  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2760  2     GS ADVISORS VI, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2761  3       GS CAPITAL PARTNERS VI GMBH & CO. KG                       525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2762  3       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2763  3       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2764  3       GS CAPITAL PARTNERS VI, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2765  3       PAPERCO HOLDINGS, L.P.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2766  2     GS ADVISORS, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2767  2     GS AT ADVISORS, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2768  2     GS AYCO SENIOR HOLDING LLC                                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2769  3       GS AYCO HOLDING LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2770  4         MERCER ALLIED COMPANY, L.P.                              523120 - Securities  Saratoga      NY        Delaware
                                                                         Brokerage            Springs
2771  4         SARATOGA SPRINGS LLC                                     551112 - Offices of  Saratoga      NY        Delaware
                                                                         Other Holding        Springs
                                                                         Companies
2772  5           THE AYCO COMPANY, L.P.                                 523930 - Investment  Saratoga      NY        Delaware
                                                                         Advice               Springs
2773  6             MERCER ALLIED COMPANY, L.P.                          523120 - Securities  Saratoga      NY        Delaware
                                                                         Brokerage            Springs
2774  6             THE AYCO SERVICES AGENCY, L.P.                       524210 - Insurance   Saratoga      NY        Delaware
                                                                         Agencies and         Springs
                                                                         Brokerages
2775  7               MERCAY CORPORATION                                 551112 - Offices of  Saratoga      NY        Delaware
                                                                         Other Holding        Springs
                                                                         Companies
2776  8                 THE AYCO SERVICES INSURANCE AGENCY, INC.         524210 - Insurance   Saratoga      NY        New York
                                                                         Agencies and         Springs
                                                                         Brokerages
2777  4         THE AYCO COMPANY, L.P.                                   523930 - Investment  Saratoga      NY        Delaware
                                                                         Advice               Springs
2778  4         THE AYCO SERVICES AGENCY, L.P.                           524210 - Insurance   Saratoga      NY        Delaware
                                                                         Agencies and         Springs
                                                                         Brokerages
2779  2     GS BMET ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2780  3       GOLDMAN SACHS BMET INVESTORS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2781  2     GS BMET OFFSHORE ADVISORS, INC.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2782  3       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2783  3       GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2784  4         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2785  2     GS BPC Parking Garage, LLC                                   531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
2786  2     GS CABLE ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2787  3       GOLDMAN SACHS CABLE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2788  2     GS CABLE INVESTORS SLP, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2789  3       GOLDMAN SACHS CABLE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2790  2     GS CAPITAL OPPORTUNITIES LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2791  3       GS FINANCING OPPORTUNITIES LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2792  2     GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2793  3       FS Invest S.a r.l.                                         525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2794  3       GS 2000-I, L.L.C.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2795  3       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2796  3       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2797  3       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2798  3       SUNGARD CAPITAL CORP.                                      51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2799  2     GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG          525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2800  2     GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2801  2     GS CAPITAL PARTNERS 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2802  2     GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP       525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2803  2     GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP      525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2804  2     GS CAPITAL PARTNERS III OFFSHORE, L.P.                       525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2805  2     GS CAPITAL PARTNERS III, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2806  2     GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2807  2     GS CAPITAL PARTNERS V GMBH & CO. KG                          525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2808  2     GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2809  2     GS CAPITAL PARTNERS V OFFSHORE, L.P.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2810  2     GS CAPITAL PARTNERS V PCP FUND, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2811  2     GS CAPITAL PARTNERS V PIA FUND, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2812  2     GS CAPITAL PARTNERS V, L.P.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2813  2     GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                   525990 - Other       New York      NY        New York
                                                                         Financial Vehicles
2814  2     GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

2687  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2688  8                  SATUREA B.V.                                        NETHERLANDS       100         N/A
2689  9                    LANCASTER GMBH & CO. KG                           GERMANY           100         100
2690  9                    LANCASTER HOLDING GmbH                            GERMANY           100         N/A
2691  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
2692  6              WHITEHALL EUROPEAN RE 8A S.A R.L.                       LUXEMBOURG        100         N/A
2693  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A
2694  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2695  5            WHITEHALL EUROPEAN RE 9 S.A R.L.                          LUXEMBOURG        100         N/A
2696  6              Whitehall European RE 9A S.a r.l.                       LUXEMBOURG        100         N/A
2697  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A
2698  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2699  2      GOLDMAN, SACHS & CO. FINANZ GMBH                                GERMANY           100         N/A
2700  3        GOLDMAN SACHS AG                                              GERMANY           100         N/A
2701  2      GOLDMAN, SACHS & CO. WERTPAPIER GMBH                            GERMANY           100         N/A
2702  2      GREENE AVENUE LIHTC LLC                                         UNITED STATES     N/A         N/A
2703  2      GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011       CAYMAN ISLANDS    100         N/A
                OFFSHORE ADVISORS INC.
2704  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE L.P.
2705  4          GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS L.P.
2706  5            GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011 CAYMAN ISLANDS    100         N/A
                     OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.
2707  2      GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011       CAYMAN ISLANDS    100         N/A
               OFFSHORE HOLDINGS ADVISORS INC.
2708  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS L.P.
2709  2      GS (ASIA) L.P.                                                  UNITED STATES     N/A         N/A
2710  2      GS - MPIM I, LLC                                                UNITED STATES     N/A         N/A
2711  2      GS 1 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2712  3        GS 1 S.A R.L.                                                 LUXEMBOURG        100         N/A
2713  2      GS 2 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2714  3        GS 2 S.A R.L.                                                 LUXEMBOURG        100         N/A
2715  2      GS 20 FRONT MEMBER LLC                                          UNITED STATES     N/A         N/A
2716  2      GS 2280 FDB MEMBER LLC                                          UNITED STATES     N/A         N/A
2717  2      GS 230 PARK ADVISORS, L.L.C.                                    UNITED STATES     N/A         N/A
2718  2      GS 3 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2719  3        GS 3 S.A R.L.                                                 LUXEMBOURG        100         N/A
2720  2      GS 4 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2721  3        GS 4 S.A R.L.                                                 LUXEMBOURG        100         N/A
2722  2      GS 5 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2723  3        GS 5 S.A R.L.                                                 LUXEMBOURG        100         N/A
2724  2      GS 5555 HOLLYWOOD MEMBER LLC                                    UNITED STATES     N/A         N/A
2725  2      GS 6 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2726  3        GS 6 S.A R.L.                                                 LUXEMBOURG        100         N/A
2727  2      GS 7 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2728  3        GS 7 S.A R.L.                                                 LUXEMBOURG        100         N/A
2729  2      GS ACA, LLC                                                     UNITED STATES     N/A         N/A
2730  2      GS ADMINISTRATIVE SERVICES, LLC                                 UNITED STATES     N/A         N/A
2731  2      GS ADVISORS 2000, L.L.C.                                        UNITED STATES     N/A         N/A
2732  3        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
2733  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
2734  4          GS 2000-I, L.L.C.                                           UNITED STATES     N/A         N/A
2735  4          GSCP 2000 OFFSHORE CCH HOLDING                              CAYMAN ISLANDS    100         N/A
2736  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2737  3        GS CAPITAL PARTNERS 2000, L.P.                                UNITED STATES     N/A         N/A
2738  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
2739  4          GS 2000-I, L.L.C.                                           UNITED STATES     N/A         N/A
2740  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2741  2      GS ADVISORS II, L.L.C.                                          UNITED STATES     N/A         N/A
2742  2      GS ADVISORS III, L.L.C.                                         UNITED STATES     N/A         N/A
2743  3        GS CAPITAL PARTNERS III OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
2744  3        GS CAPITAL PARTNERS III, L.P.                                 UNITED STATES     N/A         N/A
2745  4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
2746  2      GS ADVISORS V AIV, LTD.                                         CAYMAN ISLANDS    100         N/A
2747  3        GSCP V AIV, L.P.                                              CAYMAN ISLANDS    N/A         N/A
2748  3        GSCP V INSTITUTIONAL AIV, L.P.                                CAYMAN ISLANDS    N/A         N/A
2749  2      GS ADVISORS V, L.L.C.                                           UNITED STATES     N/A         N/A
2750  3        GS CAPITAL PARTNERS V GMBH & CO. KG                           GERMANY           N/A         N/A
2751  3        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                     UNITED STATES     N/A         N/A
2752  3        GS CAPITAL PARTNERS V OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2753  3        GS CAPITAL PARTNERS V, L.P.                                   UNITED STATES     N/A         N/A
2754  3        GS PRYSMIAN CO-INVEST GP LIMITED                              CAYMAN ISLANDS    100         N/A
2755  2      GS ADVISORS VI AIV, LTD.                                        CAYMAN ISLANDS    100         N/A
2756  3        GSCP VI AIV, L.P.                                             CAYMAN ISLANDS    N/A         N/A
2757  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
2758  3        GSCP VI PARALLEL AIV, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2759  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
2760  2      GS ADVISORS VI, L.L.C.                                          UNITED STATES     N/A         N/A
2761  3        GS CAPITAL PARTNERS VI GMBH & CO. KG                          GERMANY           N/A         N/A
2762  3        GS CAPITAL PARTNERS VI OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
2763  3        GS CAPITAL PARTNERS VI PARALLEL, L.P.                         UNITED STATES     N/A         N/A
2764  3        GS CAPITAL PARTNERS VI, L.P.                                  UNITED STATES     N/A         N/A
2765  3        PAPERCO HOLDINGS, L.P.                                        UNITED STATES     N/A         N/A
2766  2      GS ADVISORS, L.L.C.                                             UNITED STATES     N/A         N/A
2767  2      GS AT ADVISORS, L.L.C.                                          UNITED STATES     N/A         N/A
2768  2      GS AYCO SENIOR HOLDING LLC                                      UNITED STATES     N/A         N/A
2769  3        GS AYCO HOLDING LLC                                           UNITED STATES     N/A         N/A
2770  4          MERCER ALLIED COMPANY, L.P.                                 UNITED STATES     N/A         N/A
2771  4          SARATOGA SPRINGS LLC                                        UNITED STATES     N/A         N/A
2772  5            THE AYCO COMPANY, L.P.                                    UNITED STATES     N/A         N/A
2773  6              MERCER ALLIED COMPANY, L.P.                             UNITED STATES     N/A         N/A
2774  6              THE AYCO SERVICES AGENCY, L.P.                          UNITED STATES     N/A         N/A
2775  7                MERCAY CORPORATION                                    UNITED STATES     100         N/A
2776  8                  THE AYCO SERVICES INSURANCE AGENCY, INC.            UNITED STATES     100         N/A
2777  4          THE AYCO COMPANY, L.P.                                      UNITED STATES     N/A         N/A
2778  4          THE AYCO SERVICES AGENCY, L.P.                              UNITED STATES     N/A         N/A
2779  2      GS BMET ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
2780  3        GOLDMAN SACHS BMET INVESTORS, L.P.                            UNITED STATES     N/A         N/A
2781  2      GS BMET OFFSHORE ADVISORS, INC.                                 CAYMAN ISLANDS    100         N/A
2782  3        GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.          CAYMAN ISLANDS    N/A         N/A
2783  3        GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
2784  4          GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
2785  2      GS BPC Parking Garage, LLC                                      UNITED STATES     N/A         N/A
2786  2      GS CABLE ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
2787  3        GOLDMAN SACHS CABLE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
2788  2      GS CABLE INVESTORS SLP, L.L.C.                                  UNITED STATES     N/A         N/A
2789  3        GOLDMAN SACHS CABLE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
2790  2      GS CAPITAL OPPORTUNITIES LLC                                    UNITED STATES     N/A         N/A
2791  3        GS FINANCING OPPORTUNITIES LLC                                UNITED STATES     N/A         N/A
2792  2      GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                    UNITED STATES     N/A         N/A
2793  3        FS Invest S.a r.l.                                            LUXEMBOURG        44          N/A
2794  3        GS 2000-I, L.L.C.                                             UNITED STATES     N/A         N/A
2795  3        GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG           GERMANY           N/A         N/A
2796  3        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
2797  3        GS CAPITAL PARTNERS 2000, L.P.                                UNITED STATES     N/A         N/A
2798  3        SUNGARD CAPITAL CORP.                                         UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2799  2      GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG             GERMANY           N/A         N/A
2800  2      GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
2801  2      GS CAPITAL PARTNERS 2000, L.P.                                  UNITED STATES     N/A         N/A
2802  2      GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP          GERMANY           N/A         N/A
2803  2      GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP         GERMANY           N/A         N/A
2804  2      GS CAPITAL PARTNERS III OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2805  2      GS CAPITAL PARTNERS III, L.P.                                   UNITED STATES     N/A         N/A
2806  2      GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                       UNITED STATES     N/A         N/A
2807  2      GS CAPITAL PARTNERS V GMBH & CO. KG                             GERMANY           N/A         N/A
2808  2      GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                       UNITED STATES     N/A         N/A
2809  2      GS CAPITAL PARTNERS V OFFSHORE, L.P.                            CAYMAN ISLANDS    N/A         N/A
2810  2      GS CAPITAL PARTNERS V PCP FUND, L.P.                            UNITED STATES     N/A         N/A
2811  2      GS CAPITAL PARTNERS V PIA FUND, L.P.                            UNITED STATES     N/A         N/A
2812  2      GS CAPITAL PARTNERS V, L.P.                                     UNITED STATES     N/A         N/A
2813  2      GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                      UNITED STATES     N/A         N/A
2814  2      GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.               CAYMAN ISLANDS    N/A         N/A

2815  2     GS CAPITAL PARTNERS VI GMBH & CO. KG                         525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2816  2     GS CAPITAL PARTNERS VI OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2817  2     GS CAPITAL PARTNERS VI PARALLEL, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2818  2     GS CAPITAL PARTNERS VI PIA FUND, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2819  2     GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2820  2     GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2821  2     GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.     525990 - Other       George Town             New York
                                                                         Financial Vehicles
2822  2     GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2823  2     GS CAPITAL PARTNERS VI, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2824  2     GS COMMERCIAL REAL ESTATE LP                                 522292 - Real Estate New York      NY        Delaware
                                                                         Credit
2825  2     GS CORE INNOVATIONS INVESTOR LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2826  2     GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2827  2     GS DGC ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2828  3       GOLDMAN SACHS DGC INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2829  2     GS DGC OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2830  3       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2831  3       GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2832  4         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2833  2     GS DIRECT, L.L.C.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2834  2     GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2835  3       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2836  3       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2837  2     GS DIVERSIFIED FUNDING LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2838  3       GS DIVERSIFIED HOLDINGS LIMITED                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2839  3       GS DIVERSIFIED INVESTMENTS LIMITED                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2840  4         GS CAPITAL FUNDING (UK) 1 LIMITED                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2841  3       PANDA INVESTMENTS LTD                                      551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2842  2     GS EDMC ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2843  3       GOLDMAN SACHS EDMC INVESTORS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2844  2     GS EDMC INVESTORS SLP, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2845  2     GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2846  3       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2847  4         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2848  4         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2849  2     GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2850  2     GS EMPLOYEE FUNDS 2000 GP, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2851  3       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2852  3       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2853  3       GS PIA 2000 EMPLOYEE FUND, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2854  4         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2855  4         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2856  3       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2857  4         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2858  2     GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2859  3       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2860  3       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2861  2     GS FINANCE CORP.                                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2862  2     GS FINANCIAL SERVICES II, LLC                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2863  3       AMAGANSETT ASSETS                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2864  3       ASSET FUNDING COMPANY IV LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2865  3       GS FUNDING EUROPE                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2866  4         AMAGANSETT FUNDING LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2867  4         AMAGANSETT II ASSETS LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2868  4         GS FUNDING EUROPE I LTD.                                 551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2869  5           GS FUNDING EUROPE II LTD.                              551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2870  4         GS FUNDING EUROPE II LTD.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2871  2     GS FINANCIAL SERVICES L.P. (DEL)                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2872  2     GS FUND HOLDINGS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2873  2     GS FUNDING OPPORTUNITIES II LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2874  3       GS FUNDING OPPORTUNITIES LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2875  2     GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2876  3       GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2877  4         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2878  5           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2879  6             MATADOR INFRA B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2880  7               RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V. 525910 - Open-End    Mexico City             MEXICO
                                                                         Investment Funds
2881  5           GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2882  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2883  5           GSIP GLOBAL ADVISORS 2006, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2884  6             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2885  5           GSIP I Mezzanine Global and International S.a r.l.     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2886  5           GSPX CARRIX LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2887  6             GSPX, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2888  6             PX 3, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2889  5           GSPX, L.P.                                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2890  5           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2891  5           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2892  2     GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2893  2     GS GLOBAL INVESTMENTS, CO.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2894  3       GS GLOBAL INVESTMENTS UK, INC.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2895  4         COUNTY UK LIMITED                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2896  5           COUNTY FUNDING                                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
2897  6             COUNTY ASSETS LIMITED                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2898  2     GS GLOBAL MARKETS, INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2899  2     GS HOLDINGS (DELAWARE) L.L.C. II                             551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2900  3       GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2901  3       GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2902  3       GOLDMAN SACHS PARENTIS LIMITED                             551114 - Corporate,  George Town             CAYMAN
                                                                         Subsidiary, and                              ISLANDS
                                                                         Regional Managing
                                                                         Offices
2903  4         GOLDMAN SACHS SERVICES LIMITED                           54121 - Accounting,  Tortola                 UNITED
                                                                         Tax Preparation,                             KINGDOM
                                                                         Bookkeeping and                              (OTHER)
                                                                         Payroll Services
2904  3       GS LENDING PARTNERS HOLDINGS LLC                           525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
2905  4         GOLDMAN SACHS LENDING PARTNERS LLC                       522294 - Secondary   New York      NY        Delaware
                                                                         Market Financing
2906  3       PANDA INVESTMENTS LTD                                      551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2907  2     GS HUDSON FERRY HOLDINGS LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2908  3       HUDSON FERRY OWNER HOLDINGS LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2909  4         HUDSON FERRY OWNER 1 LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2910  4         HUDSON FERRY OWNER 2 LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2911  3       HUDSON FERRY PARENT 1 LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2912  4         HUDSON FERRY OWNER HOLDINGS LLC                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2913  3       HUDSON FERRY PARENT 2 LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2914  4         HUDSON FERRY PARENT 1 LLC                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2915  2     GS HULL HOLDING, INC.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2916  3       THE HULL GROUP, L.L.C.                                     551112 - Offices of  Chicago       IL        Illinois,
                                                                         Other Holding                                Cook Country
                                                                         Companies
2917  2     GS INDIA HOLDINGS (DELAWARE) L.L.C.                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2918  3       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2919  3       GS INDIA HOLDINGS L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2920  2     GS INDIA HOLDINGS L.P.                                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2921  2     GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2922  3       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2923  3       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2924  4         GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2925  5           MATADOR INFRA B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2926  4         GSPX, L.P.                                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2927  4         MATADOR GEN PAR B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2928  5           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2929  4         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2930  4         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2931  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2932  4         GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2933  5           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2934  6             GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2935  7               GSPX, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2936  7               PX 3, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2937  4         GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2938  4         GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.           525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2939  4         GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2940  4         GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2941  5           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2942  4         GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2815  2      GS CAPITAL PARTNERS VI GMBH & CO. KG                            GERMANY           N/A         N/A
2816  2      GS CAPITAL PARTNERS VI OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
2817  2      GS CAPITAL PARTNERS VI PARALLEL, L.P.                           UNITED STATES     N/A         N/A
2818  2      GS CAPITAL PARTNERS VI PIA FUND, L.P.                           UNITED STATES     N/A         N/A
2819  2      GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                    UNITED STATES     N/A         N/A
2820  2      GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                       UNITED STATES     N/A         N/A
2821  2      GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
2822  2      GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                        UNITED STATES     N/A         N/A
2823  2      GS CAPITAL PARTNERS VI, L.P.                                    UNITED STATES     N/A         N/A
2824  2      GS COMMERCIAL REAL ESTATE LP                                    UNITED STATES     N/A         N/A
2825  2      GS CORE INNOVATIONS INVESTOR LLC                                UNITED STATES     N/A         N/A
2826  2      GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                 UNITED STATES     N/A         N/A
2827  2      GS DGC ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
2828  3        GOLDMAN SACHS DGC INVESTORS, L.P.                             UNITED STATES     N/A         N/A
2829  2      GS DGC OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
2830  3        GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
2831  3        GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2832  4          GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
2833  2      GS DIRECT, L.L.C.                                               UNITED STATES     N/A         N/A
2834  2      GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.           UNITED STATES     N/A         N/A
2835  3        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P.      CAYMAN ISLANDS    N/A         N/A
2836  3        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2837  2      GS DIVERSIFIED FUNDING LLC                                      UNITED STATES     N/A         N/A
2838  3        GS DIVERSIFIED HOLDINGS LIMITED                               CAYMAN ISLANDS    100         N/A
2839  3        GS DIVERSIFIED INVESTMENTS LIMITED                            UNITED STATES     100         N/A
2840  4          GS CAPITAL FUNDING (UK) 1 LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2841  3        PANDA INVESTMENTS LTD                                         MAURITIUS         99          N/A
2842  2      GS EDMC ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
2843  3        GOLDMAN SACHS EDMC INVESTORS, L.P.                            UNITED STATES     N/A         N/A
2844  2      GS EDMC INVESTORS SLP, L.L.C.                                   UNITED STATES     N/A         N/A
2845  2      GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                CAYMAN ISLANDS    N/A         N/A
2846  3        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2847  4          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.             UNITED STATES     N/A         N/A
2848  4          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                UNITED STATES     N/A         N/A
2849  2      GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                            CAYMAN ISLANDS    N/A         N/A
2850  2      GS EMPLOYEE FUNDS 2000 GP, L.L.C.                               UNITED STATES     N/A         N/A
2851  3        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.               UNITED STATES     N/A         N/A
2852  3        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
2853  3        GS PIA 2000 EMPLOYEE FUND, L.P.                               UNITED STATES     N/A         N/A
2854  4          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.             UNITED STATES     N/A         N/A
2855  4          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                UNITED STATES     N/A         N/A
2856  3        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                      CAYMAN ISLANDS    N/A         N/A
2857  4          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.            CAYMAN ISLANDS    N/A         N/A
2858  2      GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                      UNITED STATES     N/A         N/A
2859  3        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.              CAYMAN ISLANDS    N/A         N/A
2860  3        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2861  2      GS FINANCE CORP.                                                UNITED STATES     100         N/A
2862  2      GS FINANCIAL SERVICES II, LLC                                   UNITED STATES     N/A         N/A
2863  3        AMAGANSETT ASSETS                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2864  3        ASSET FUNDING COMPANY IV LIMITED                              CAYMAN ISLANDS    100         N/A
2865  3        GS FUNDING EUROPE                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2866  4          AMAGANSETT FUNDING LIMITED                                  CAYMAN ISLANDS    100         N/A
2867  4          AMAGANSETT II ASSETS LIMITED                                CAYMAN ISLANDS    100         N/A
2868  4          GS FUNDING EUROPE I LTD.                                    CAYMAN ISLANDS    100         N/A
2869  5            GS FUNDING EUROPE II LTD.                                 CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
2870  4          GS FUNDING EUROPE II LTD.                                   CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Redeemable
                                                                                                                   shares.
2871  2      GS FINANCIAL SERVICES L.P. (DEL)                                UNITED STATES     N/A         N/A
2872  2      GS FUND HOLDINGS, L.L.C.                                        UNITED STATES     N/A         N/A
2873  2      GS FUNDING OPPORTUNITIES II LLC                                 UNITED STATES     N/A         N/A
2874  3        GS FUNDING OPPORTUNITIES LLC                                  UNITED STATES     N/A         N/A
2875  2      GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.         UNITED STATES     N/A         N/A
2876  3        GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.     UNITED STATES     N/A         N/A
2877  4          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                   UNITED STATES     N/A         N/A
2878  5            GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.     NETHERLANDS       N/A         N/A
2879  6              MATADOR INFRA B.V.                                      NETHERLANDS       100         N/A
2880  7                RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V.    MEXICO            79          N/A
2881  5            GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.            UNITED STATES     N/A         N/A
2882  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
2883  5            GSIP GLOBAL ADVISORS 2006, L.L.C.                         UNITED STATES     N/A         N/A
2884  6              GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.          UNITED STATES     N/A         N/A
2885  5            GSIP I Mezzanine Global and International S.a r.l.        LUXEMBOURG        100         N/A
2886  5            GSPX CARRIX LLC                                           UNITED STATES     N/A         N/A
2887  6              GSPX, L.P.                                              UNITED STATES     N/A         N/A
2888  6              PX 3, L.P.                                              UNITED STATES     N/A         N/A
2889  5            GSPX, L.P.                                                UNITED STATES     N/A         N/A
2890  5            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                  UNITED STATES     N/A         N/A
2891  5            TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP          UNITED STATES     100         11
2892  2      GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                       UNITED STATES     N/A         N/A
2893  2      GS GLOBAL INVESTMENTS, CO.                                      UNITED STATES     100         N/A
2894  3        GS GLOBAL INVESTMENTS UK, INC.                                UNITED STATES     100         N/A
2895  4          COUNTY UK LIMITED                                           CAYMAN ISLANDS    100         100
2896  5            COUNTY FUNDING                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2897  6              COUNTY ASSETS LIMITED                                   CAYMAN ISLANDS    100         N/A
2898  2      GS GLOBAL MARKETS, INC.                                         UNITED STATES     100         N/A
2899  2      GS HOLDINGS (DELAWARE) L.L.C. II                                UNITED STATES     N/A         N/A
2900  3        GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                  UNITED STATES     N/A         N/A
2901  3        GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                  UNITED STATES     100         N/A
2902  3        GOLDMAN SACHS PARENTIS LIMITED                                CAYMAN ISLANDS    100         N/A
2903  4          GOLDMAN SACHS SERVICES LIMITED                              BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
2904  3        GS LENDING PARTNERS HOLDINGS LLC                              UNITED STATES     N/A         N/A
2905  4          GOLDMAN SACHS LENDING PARTNERS LLC                          UNITED STATES     N/A         N/A
2906  3        PANDA INVESTMENTS LTD                                         MAURITIUS         99          N/A
2907  2      GS HUDSON FERRY HOLDINGS LLC                                    UNITED STATES     N/A         N/A
2908  3        HUDSON FERRY OWNER HOLDINGS LLC                               UNITED STATES     N/A         N/A
2909  4          HUDSON FERRY OWNER 1 LLC                                    UNITED STATES     N/A         N/A
2910  4          HUDSON FERRY OWNER 2 LLC                                    UNITED STATES     N/A         N/A
2911  3        HUDSON FERRY PARENT 1 LLC                                     UNITED STATES     N/A         N/A
2912  4          HUDSON FERRY OWNER HOLDINGS LLC                             UNITED STATES     N/A         N/A
2913  3        HUDSON FERRY PARENT 2 LLC                                     UNITED STATES     N/A         N/A
2914  4          HUDSON FERRY PARENT 1 LLC                                   UNITED STATES     N/A         N/A
2915  2      GS HULL HOLDING, INC.                                           UNITED STATES     100         N/A
2916  3        THE HULL GROUP, L.L.C.                                        UNITED STATES     N/A         N/A
2917  2      GS INDIA HOLDINGS (DELAWARE) L.L.C.                             UNITED STATES     N/A         N/A
2918  3        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                  UNITED STATES     N/A         N/A
2919  3        GS INDIA HOLDINGS L.P.                                        UNITED STATES     N/A         N/A
2920  2      GS INDIA HOLDINGS L.P.                                          UNITED STATES     N/A         N/A
2921  2      GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                         UNITED STATES     N/A         N/A
2922  3        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                     UNITED STATES     N/A         N/A
2923  3        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.              UNITED STATES     N/A         N/A
2924  4          GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                NETHERLANDS       N/A         N/A
2925  5            MATADOR INFRA B.V.                                        NETHERLANDS       100         N/A
2926  4          GSPX, L.P.                                                  UNITED STATES     N/A         N/A
2927  4          MATADOR GEN PAR B.V.                                        NETHERLANDS       100         N/A
2928  5            GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.              NETHERLANDS       N/A         N/A
2929  4          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                    UNITED STATES     N/A         N/A
2930  4          TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            UNITED STATES     100         11
2931  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.              CAYMAN ISLANDS    N/A         N/A
2932  4          GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC                UNITED STATES     N/A         N/A
2933  5            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.            UNITED STATES     N/A         N/A
2934  6              GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2935  7                GSPX, L.P.                                            UNITED STATES     N/A         N/A
2936  7                PX 3, L.P.                                            UNITED STATES     N/A         N/A
2937  4          GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       NETHERLANDS       N/A         N/A
2938  4          GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.              UNITED STATES     N/A         N/A
2939  4          GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                     UNITED STATES     N/A         N/A
2940  4          GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                     UNITED STATES     100         N/A
2941  5            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                   UNITED STATES     N/A         N/A
2942  4          GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                     UNITED STATES     N/A         N/A

2943  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2944  5           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2945  6             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,    525990 - Other       New York      NY        Delaware
                      L.P.                                               Financial Vehicles
2946  7               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2947  8                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2948  8                 TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP 525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2949  6             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2950  7               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  525990 - Other       New York      NY        Delaware
                        L.P.                                             Financial Vehicles
2951  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2952  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2953  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2954  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2955  4         GSIP I Mezzanine Global and International S.a r.l.       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2956  4         GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2957  5           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2958  2     GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2959  3       GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2960  3       GS INFRASTRUCTURE PARTNERS II LUX, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2961  2     GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2962  3       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2963  3       GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2964  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
2965  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
2966  5           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2967  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other       George Town             CAYMAN
                LTD.                                                     Financial Vehicles                           ISLANDS
2968  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
2969  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE      525990 - Other       George Town             CAYMAN
                FUND, L.P.                                               Financial Vehicles                           ISLANDS
2970  2     GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2971  2     GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2972  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2973  4         GSIP GREENHOUSE, L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2974  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,    525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
2975  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2976  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,      525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
2977  2     GS INVESTMENT STRATEGIES CANADA INC.                         523930 - Investment  Toronto       ON        CANADA
                                                                         Advice
2978  2     GS INVESTMENT STRATEGIES, LLC                                523920 - Portfolio   New York      NY        Delaware
                                                                         Management
2979  3       GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND         551112 - Offices of  NEW YORK      NY        Delaware
                HOLDINGS (DEL.) VII, LLC                                 Other Holding
                                                                         Companies
2980  3       GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                  525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
2981  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND       525910 - Open-End    George Town             CAYMAN
                  HOLDINGS OFFSHORE, L.P.                                Investment Funds                             ISLANDS
2982  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND       525910 - Open-End    Wilmington    DE        Delaware
                  HOLDINGS, L.P.                                         Investment Funds
2983  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P. 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
2984  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End    Wilmington    DE        Delaware
                    HOLDINGS, L.P.                                       Investment Funds
2985  5           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2986  4         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2987  4         GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2988  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2989  4         GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND, 525910 - Open-End    New York      NY        Delaware
                  L.P.                                                   Investment Funds
2990  4         GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE       525910 - Open-End    Camana Bay              CAYMAN
                  EMPLOYEE FUND, L.P.                                    Investment Funds                             ISLANDS
2991  4         GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2992  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING   525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
2993  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2994  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
2995  4         GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2996  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2997  4         GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2998  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2999  3       GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3000  4         GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3001  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
3002  3       GS TDN Advisors, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3003  4         Goldman Sachs TDN Investors Offshore, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3004  3       LIBERTY HARBOR, LLC                                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3005  3       SCIOS INVESTMENT PARTNERS GP, LLC                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3006  4         SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3007  2     GS ISS ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3008  3       GOLDMAN SACHS ISS INVESTORS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3009  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
3010  2     GS JRVR OFFSHORE ADVISORS, INC.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3011  3       GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3012  2     GS KMI ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3013  3       GOLDMAN SACHS KMI INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3014  2     GS KMI INVESTORS SLP, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3015  2     GS LEG INVESTORS (EURO) COMPANY                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3016  3       LANCASTER COINVESTORS A S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3017  4         RESTIO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3018  3       LANCASTER COINVESTORS S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3019  4         RESTIO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3020  2     GS LEG INVESTORS COMPANY                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3021  3       LANCASTER COINVESTORS A S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3022  3       LANCASTER COINVESTORS S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3023  2     GS LOAN PARTNERS I ADVISORS, LTD.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3024  3       GS LOAN PARTNERS I, L.P.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3025  4         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3026  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3027  5           GSLP I JAGUAR INVESTMENT A CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3028  5           GSLP I OFFSHORE A S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3029  6             GSLP I OFFSHORE A (BRENNTAG) S.A R.L.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3030  5           GSLP I OFFSHORE HOLDINGS FUND A, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3031  3       GSLP I OFFSHORE HOLDINGS FUND A, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3032  3       GSLP I OFFSHORE INVESTMENT FUND A, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3033  2     GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3034  2     GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3035  3       GS LOAN PARTNERS I OFFSHORE B, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3036  4         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3037  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3038  5           GSLP I JAGUAR INVESTMENT B CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3039  5           GSLP I OFFSHORE B S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3040  6             GSLP I Offshore B (Brenntag) S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3041  5           GSLP I OFFSHORE HOLDINGS FUND B, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3042  3       GSLP I OFFSHORE HOLDINGS FUND B, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3043  3       GSLP I OFFSHORE INVESTMENT FUND B, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3044  2     GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3045  3       GS LOAN PARTNERS I OFFSHORE C, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3046  4         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3047  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3048  5           GSLP I JAGUAR INVESTMENT C CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3049  5           GSLP I OFFSHORE C S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3050  6             GSLP I Offshore C (Brenntag) S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3051  5           GSLP I OFFSHORE HOLDINGS FUND C, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3052  3       GSLP I OFFSHORE HOLDINGS FUND C, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3053  3       GSLP I OFFSHORE INVESTMENT FUND C, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3054  2     GS LOAN PARTNERS I OFFSHORE B, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3055  2     GS LOAN PARTNERS I OFFSHORE C, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3056  2     GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3057  3       GS LOAN PARTNERS I ONSHORE, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3058  3       GSLP I ONSHORE HOLDINGS FUND, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3059  2     GS LOAN PARTNERS I ONSHORE, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3060  2     GS LOAN PARTNERS I, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3061  2     GS LVB ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3062  3       GS LVB CO-INVEST, L.P.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3063  4         LVB ACQUISITION HOLDING, LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3064  2     GS MBA INVESTOR LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3065  2     GS MBEYE ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3066  3       GOLDMAN SACHS MBEYE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3067  2     GS MEHETIA CORP.                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3068  3       GS MEHETIA PARTNERSHIP LP                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3069  4         MEHETIA HOLDINGS INC.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3070  3       MEHETIA HOLDINGS INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2943  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC      UNITED STATES     N/A         N/A
2944  5            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.      CAYMAN ISLANDS    N/A         N/A
2945  6              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE, L.P.  UNITED STATES     N/A         N/A
2946  7                GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.         UNITED STATES     N/A         N/A
2947  8                  TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC            UNITED STATES     N/A         N/A
2948  8                  TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP    UNITED STATES     100         11
2949  6              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC         UNITED STATES     N/A         N/A
2950  7                GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,     UNITED STATES     N/A         N/A
                         L.P.
2951  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.        CAYMAN ISLANDS    N/A         N/A
2952  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.               UNITED STATES     N/A         N/A
2953  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
2954  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
2955  4          GSIP I Mezzanine Global and International S.a r.l.          LUXEMBOURG        100         N/A
2956  4          GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                    UNITED STATES     N/A         N/A
2957  5            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.     CAYMAN ISLANDS    N/A         N/A
2958  2      GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                         UNITED STATES     N/A         N/A
2959  3        GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                    UNITED STATES     N/A         N/A
2960  3        GS INFRASTRUCTURE PARTNERS II LUX, L.P.                       UNITED STATES     N/A         N/A
2961  2      GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.          UNITED STATES     N/A         N/A
2962  3        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.       UNITED STATES     N/A         N/A
2963  3        GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.     UNITED STATES     N/A         N/A
2964  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
2965  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, CAYMAN ISLANDS    N/A         N/A
                   L.P.
2966  5            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.          CAYMAN ISLANDS    N/A         N/A
2967  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,     CAYMAN ISLANDS    100         N/A
                 LTD.
2968  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
2969  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,   CAYMAN ISLANDS    N/A         N/A
                 L.P.
2970  2      GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                UNITED STATES     N/A         N/A
2971  2      GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.             CAYMAN ISLANDS    100         N/A
2972  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.             CAYMAN ISLANDS    N/A         N/A
2973  4          GSIP GREENHOUSE, L.L.C.                                     UNITED STATES     N/A         N/A
2974  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  CAYMAN ISLANDS    N/A         N/A
2975  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                CAYMAN ISLANDS    N/A         N/A
2976  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR, L.L.C.  UNITED STATES     N/A         N/A
2977  2      GS INVESTMENT STRATEGIES CANADA INC.                            CANADA            100         N/A
2978  2      GS INVESTMENT STRATEGIES, LLC                                   UNITED STATES     N/A         N/A
2979  3        GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND HOLDINGS   UNITED STATES     N/A         N/A
                 (DEL.) VII, LLC
2980  3        GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                     UNITED STATES     N/A         N/A
2981  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND HOLDINGS CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
2982  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND          UNITED STATES     N/A         N/A
                   HOLDINGS, L.P.
2983  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    UNITED STATES     N/A         N/A
2984  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND        UNITED STATES     N/A         N/A
                     HOLDINGS, L.P.
2985  5            GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
2986  4          GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2987  4          GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.            UNITED STATES     N/A         N/A
2988  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2989  4          GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND,    UNITED STATES     N/A         N/A
                   L.P.
2990  4          GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE EMPLOYEE CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
2991  4          GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2992  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING      CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
2993  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.            CAYMAN ISLANDS    N/A         N/A
2994  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
2995  4          GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.             UNITED STATES     N/A         N/A
2996  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2997  4          GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                     UNITED STATES     N/A         N/A
2998  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2999  3        GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
3000  4          GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST    CAYMAN ISLANDS    100         N/A
3001  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
3002  3        GS TDN Advisors, L.L.C.                                       UNITED STATES     N/A         N/A
3003  4          Goldman Sachs TDN Investors Offshore, L.P.                  CAYMAN ISLANDS    N/A         N/A
3004  3        LIBERTY HARBOR, LLC                                           UNITED STATES     N/A         N/A
3005  3        SCIOS INVESTMENT PARTNERS GP, LLC                             UNITED STATES     N/A         N/A
3006  4          SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3007  2      GS ISS ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3008  3        GOLDMAN SACHS ISS INVESTORS, L.P.                             CAYMAN ISLANDS    N/A         N/A
3009  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
3010  2      GS JRVR OFFSHORE ADVISORS, INC.                                 CAYMAN ISLANDS    100         N/A
3011  3        GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
3012  2      GS KMI ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3013  3        GOLDMAN SACHS KMI INVESTORS, L.P.                             UNITED STATES     N/A         N/A
3014  2      GS KMI INVESTORS SLP, L.L.C.                                    UNITED STATES     N/A         N/A
3015  2      GS LEG INVESTORS (EURO) COMPANY                                 CAYMAN ISLANDS    100         N/A
3016  3        LANCASTER COINVESTORS A S.A R.L.                              LUXEMBOURG        100         N/A
3017  4          RESTIO B.V.                                                 NETHERLANDS       100         N/A
3018  3        LANCASTER COINVESTORS S.A R.L.                                LUXEMBOURG        N/A         N/A
3019  4          RESTIO B.V.                                                 NETHERLANDS       100         N/A
3020  2      GS LEG INVESTORS COMPANY                                        CAYMAN ISLANDS    100         N/A
3021  3        LANCASTER COINVESTORS A S.A R.L.                              LUXEMBOURG        100         N/A
3022  3        LANCASTER COINVESTORS S.A R.L.                                LUXEMBOURG        N/A         N/A
3023  2      GS LOAN PARTNERS I ADVISORS, LTD.                               CAYMAN ISLANDS    100         N/A
3024  3        GS LOAN PARTNERS I, L.P.                                      CAYMAN ISLANDS    N/A         N/A
3025  4          GSLP I OFFSHORE INVESTMENT FUND A, L.P.                     CAYMAN ISLANDS    N/A         N/A
3026  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3027  5            GSLP I JAGUAR INVESTMENT A CORP.                          UNITED STATES     100         N/A
3028  5            GSLP I OFFSHORE A S.A.R.L.                                LUXEMBOURG        100         N/A
3029  6              GSLP I OFFSHORE A (BRENNTAG) S.A R.L.                   LUXEMBOURG        100         N/A
3030  5            GSLP I OFFSHORE HOLDINGS FUND A, L.P.                     CAYMAN ISLANDS    N/A         N/A
3031  3        GSLP I OFFSHORE HOLDINGS FUND A, L.P.                         CAYMAN ISLANDS    N/A         N/A
3032  3        GSLP I OFFSHORE INVESTMENT FUND A, L.P.                       CAYMAN ISLANDS    N/A         N/A
3033  2      GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                          UNITED STATES     N/A         N/A
3034  2      GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                    CAYMAN ISLANDS    100         N/A
3035  3        GS LOAN PARTNERS I OFFSHORE B, L.P.                           CAYMAN ISLANDS    N/A         N/A
3036  4          GSLP I OFFSHORE INVESTMENT FUND B, L.P.                     CAYMAN ISLANDS    N/A         N/A
3037  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3038  5            GSLP I JAGUAR INVESTMENT B CORP.                          UNITED STATES     100         N/A
3039  5            GSLP I OFFSHORE B S.A.R.L.                                LUXEMBOURG        100         N/A
3040  6              GSLP I Offshore B (Brenntag) S.a r.l.                   LUXEMBOURG        100         N/A
3041  5            GSLP I OFFSHORE HOLDINGS FUND B, L.P.                     CAYMAN ISLANDS    N/A         N/A
3042  3        GSLP I OFFSHORE HOLDINGS FUND B, L.P.                         CAYMAN ISLANDS    N/A         N/A
3043  3        GSLP I OFFSHORE INVESTMENT FUND B, L.P.                       CAYMAN ISLANDS    N/A         N/A
3044  2      GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                    CAYMAN ISLANDS    100         N/A
3045  3        GS LOAN PARTNERS I OFFSHORE C, L.P.                           CAYMAN ISLANDS    N/A         N/A
3046  4          GSLP I OFFSHORE INVESTMENT FUND C, L.P.                     CAYMAN ISLANDS    N/A         N/A
3047  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3048  5            GSLP I JAGUAR INVESTMENT C CORP.                          UNITED STATES     100         N/A
3049  5            GSLP I OFFSHORE C S.A R.L.                                LUXEMBOURG        100         N/A
3050  6              GSLP I Offshore C (Brenntag) S.a r.l.                   LUXEMBOURG        100         N/A
3051  5            GSLP I OFFSHORE HOLDINGS FUND C, L.P.                     CAYMAN ISLANDS    N/A         N/A
3052  3        GSLP I OFFSHORE HOLDINGS FUND C, L.P.                         CAYMAN ISLANDS    N/A         N/A
3053  3        GSLP I OFFSHORE INVESTMENT FUND C, L.P.                       CAYMAN ISLANDS    N/A         N/A
3054  2      GS LOAN PARTNERS I OFFSHORE B, L.P.                             CAYMAN ISLANDS    N/A         N/A
3055  2      GS LOAN PARTNERS I OFFSHORE C, L.P.                             CAYMAN ISLANDS    N/A         N/A
3056  2      GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                     UNITED STATES     N/A         N/A
3057  3        GS LOAN PARTNERS I ONSHORE, L.P.                              UNITED STATES     N/A         N/A
3058  3        GSLP I ONSHORE HOLDINGS FUND, L.L.C.                          UNITED STATES     N/A         N/A
3059  2      GS LOAN PARTNERS I ONSHORE, L.P.                                UNITED STATES     N/A         N/A
3060  2      GS LOAN PARTNERS I, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3061  2      GS LVB ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3062  3        GS LVB CO-INVEST, L.P.                                        UNITED STATES     N/A         N/A
3063  4          LVB ACQUISITION HOLDING, LLC                                UNITED STATES     24          N/A
3064  2      GS MBA INVESTOR LLC                                             UNITED STATES     N/A         N/A
3065  2      GS MBEYE ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3066  3        GOLDMAN SACHS MBEYE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
3067  2      GS MEHETIA CORP.                                                UNITED STATES     100         N/A
3068  3        GS MEHETIA PARTNERSHIP LP                                     UNITED STATES     N/A         N/A
3069  4          MEHETIA HOLDINGS INC.                                       UNITED STATES     100         N/A
3070  3        MEHETIA HOLDINGS INC.                                         UNITED STATES     100         N/A

3071  2     GS MEHETIA LLC                                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3072  3       GS MEHETIA PARTNERSHIP LP                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3073  3       MEHETIA HOLDINGS INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3074  2     GS MEZZANINE ADVISORS 2006, L.L.C.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3075  3       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3076  3       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3077  3       GS MEZZANINE PARTNERS 2006, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3078  2     GS MEZZANINE ADVISORS II, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3079  3       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3080  3       GS MEZZANINE PARTNERS II, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3081  2     GS MEZZANINE ADVISORS III, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3082  3       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3083  4         GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3084  5           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3085  6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3086  6             GSMP 3 S.A.R.L.                                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3087  4         GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3088  3       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3089  4         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3090  5           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3091  6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3092  6             GSMP 3 ONSHORE S.A.R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3093  4         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3094  2     GS MEZZANINE ADVISORS V, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3095  3       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3096  3       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3097  3       GS MEZZANINE PARTNERS V, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3098  2     GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3099  2     GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3100  2     GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3101  2     GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3102  2     GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3103  2     GS MEZZANINE PARTNERS 2006, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3104  2     GS MEZZANINE PARTNERS II OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3105  2     GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3106  2     GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3107  3       GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3108  3       GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3109  3       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3110  2     GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3111  3       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3112  3       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3113  3       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3114  4         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3115  3       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3116  2     GS MEZZANINE PARTNERS III OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3117  2     GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3118  2     GS MEZZANINE PARTNERS III PIA FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3119  2     GS MEZZANINE PARTNERS III, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3120  2     GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3121  2     GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3122  2     GS MEZZANINE PARTNERS V OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3123  2     GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3124  3       GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,     525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
3125  3       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3126  3       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3127  2     GS MEZZANINE PARTNERS V PIA FUND, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3128  2     GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3129  3       GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3130  2     GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3131  2     GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3132  2     GS MEZZANINE PARTNERS V, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3133  2     GS MORTGAGE DERIVATIVES, INC.                                523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
3134  2     GS MORTGAGE SECURITIES CORP.                                 522320 - Financial   New York      NY        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3135  2     GS MORTGAGE SECURITIES CORPORATION II                        522320 - Financial   New York      NY        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3136  2     GS OPPORTUNITY ADVISORS, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3137  3       GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3138  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3139  4         GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3140  5           GYMBO HOLDINGS, L.P.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3141  4         GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3142  4         GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3143  5           PAPERCO INVESTMENTS, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3144  4         GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3145  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3146  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3147  3       GS OPPORTUNITY PARTNERS, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3148  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3149  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3150  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3151  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3152  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3153  2     GS Opportunity Advisors, Ltd.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3154  3       GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3155  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3156  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3157  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3158  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3159  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3160  3       GS Opportunity Partners Offshore - B, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3161  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3162  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3163  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3164  4         PAPERCO HOLDINGS II, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3165  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3166  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3167  2     GS PCP CORE PLUS 2002 GP, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3168  3       GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3169  4         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3170  2     GS PE CSEC OFFSHORE HOLDINGS, L.P.                           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3171  3       GS VAN GOGH LUX I S.A R.L.                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3172  3       GS VAN GOGH LUX II S.A R.L.                                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3173  3       GSV HEYDEN HOLDINGS, L.P.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3174  2     GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3175  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3176  2     GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3177  2     GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3178  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3179  2     GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3180  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI, LLC   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3181  4         Goldman Sachs Private Equity Group Master Fund VI, LLC   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3182  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3183  6             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE     525990 - Other       George Town             CAYMAN
                      HOLDINGS FOREIGN INCOME BLOCKER, LTD.              Financial Vehicles                           ISLANDS
3184  6             GS PEP SAFWAY HOLDINGS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3185  6             GS PEP X Offshore YES Holdings Corp.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3186  7               YES NETWORK HOLDING COMPANY, LLC                   525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3187  5           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3188  6             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3189  6             GSV ENERGY HOLDINGS, INC.                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3190  6             GSVA OFFSHORE HOLDINGS, INC.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3191  6             GSVF AHO INVESTMENTS CORP.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3192  5           VINTAGE FUND GSVA, L.P.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3193  6             GSVA HOLDINGS, L.P.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3194  2     GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3195  2     GS PIA 2000 EMPLOYEE FUND, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3196  2     GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3197  2     GS PIA ADVISORS I, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3198  2     GS POWER HOLDINGS LLC                                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies

3071  2      GS MEHETIA LLC                                                  UNITED STATES     N/A         N/A
3072  3        GS MEHETIA PARTNERSHIP LP                                     UNITED STATES     N/A         N/A
3073  3        MEHETIA HOLDINGS INC.                                         UNITED STATES     100         N/A
3074  2      GS MEZZANINE ADVISORS 2006, L.L.C.                              UNITED STATES     N/A         N/A
3075  3        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                CAYMAN ISLANDS    N/A         N/A
3076  3        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
3077  3        GS MEZZANINE PARTNERS 2006, L.P.                              UNITED STATES     N/A         N/A
3078  2      GS MEZZANINE ADVISORS II, L.L.C.                                UNITED STATES     N/A         N/A
3079  3        GS MEZZANINE PARTNERS II OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
3080  3        GS MEZZANINE PARTNERS II, L.P.                                UNITED STATES     N/A         N/A
3081  2      GS MEZZANINE ADVISORS III, L.L.C.                               UNITED STATES     N/A         N/A
3082  3        GS MEZZANINE PARTNERS III OFFSHORE, L.P.                      CAYMAN ISLANDS    N/A         N/A
3083  4          GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.             UNITED STATES     N/A         N/A
3084  5            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
3085  6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
3086  6              GSMP 3 S.A.R.L.                                         LUXEMBOURG        100         N/A
3087  4          GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.               CAYMAN ISLANDS    N/A         N/A
3088  3        GS MEZZANINE PARTNERS III, L.P.                               UNITED STATES     N/A         N/A
3089  4          GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.              UNITED STATES     N/A         N/A
3090  5            GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
3091  6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
3092  6              GSMP 3 ONSHORE S.A.R.L.                                 LUXEMBOURG        100         N/A
3093  4          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                UNITED STATES     N/A         N/A
3094  2      GS MEZZANINE ADVISORS V, L.L.C.                                 UNITED STATES     N/A         N/A
3095  3        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                   CAYMAN ISLANDS    N/A         N/A
3096  3        GS MEZZANINE PARTNERS V OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3097  3        GS MEZZANINE PARTNERS V, L.P.                                 UNITED STATES     N/A         N/A
3098  2      GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
3099  2      GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                  CAYMAN ISLANDS    N/A         N/A
3100  2      GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
3101  2      GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                       UNITED STATES     N/A         N/A
3102  2      GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                       UNITED STATES     N/A         N/A
3103  2      GS MEZZANINE PARTNERS 2006, L.P.                                UNITED STATES     N/A         N/A
3104  2      GS MEZZANINE PARTNERS II OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
3105  2      GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.          CAYMAN ISLANDS    N/A         N/A
3106  2      GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                   UNITED STATES     N/A         N/A
3107  3        GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                UNITED STATES     N/A         N/A
3108  3        GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                  UNITED STATES     N/A         N/A
3109  3        GS MEZZANINE PARTNERS III, L.P.                               UNITED STATES     N/A         N/A
3110  2      GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
3111  3        GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
3112  3        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
3113  3        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
3114  4          GS MEZZANINE PARTNERS III PIA FUND, L.P.                    UNITED STATES     N/A         N/A
3115  3        GS MEZZANINE PARTNERS III PIA FUND, L.P.                      UNITED STATES     N/A         N/A
3116  2      GS MEZZANINE PARTNERS III OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3117  2      GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3118  2      GS MEZZANINE PARTNERS III PIA FUND, L.P.                        UNITED STATES     N/A         N/A
3119  2      GS MEZZANINE PARTNERS III, L.P.                                 UNITED STATES     N/A         N/A
3120  2      GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                     UNITED STATES     N/A         N/A
3121  2      GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                     CAYMAN ISLANDS    N/A         N/A
3122  2      GS MEZZANINE PARTNERS V OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
3123  2      GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.                 CAYMAN ISLANDS    100         N/A
3124  3        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3125  3        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                   CAYMAN ISLANDS    N/A         N/A
3126  3        GS MEZZANINE PARTNERS V OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3127  2      GS MEZZANINE PARTNERS V PIA FUND, L.P.                          UNITED STATES     N/A         N/A
3128  2      GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.          CAYMAN ISLANDS    44          N/A
3129  3        GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3130  2      GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                   UNITED STATES     N/A         N/A
3131  2      GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                       UNITED STATES     N/A         N/A
3132  2      GS MEZZANINE PARTNERS V, L.P.                                   UNITED STATES     N/A         N/A
3133  2      GS MORTGAGE DERIVATIVES, INC.                                   UNITED STATES     100         N/A
3134  2      GS MORTGAGE SECURITIES CORP.                                    UNITED STATES     100         N/A
3135  2      GS MORTGAGE SECURITIES CORPORATION II                           UNITED STATES     100         N/A
3136  2      GS OPPORTUNITY ADVISORS, L.L.C.                                 UNITED STATES     N/A         N/A
3137  3        GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3138  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3139  4          GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                        UNITED STATES     N/A         N/A
3140  5            GYMBO HOLDINGS, L.P.                                      CAYMAN ISLANDS    N/A         N/A
3141  4          GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                      UNITED STATES     N/A         N/A
3142  4          GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.                   UNITED STATES     N/A         N/A
3143  5            PAPERCO INVESTMENTS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
3144  4          GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                        UNITED STATES     N/A         N/A
3145  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3146  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3147  3        GS OPPORTUNITY PARTNERS, L.P.                                 UNITED STATES     N/A         N/A
3148  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3149  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3150  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3151  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3152  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3153  2      GS Opportunity Advisors, Ltd.                                   CAYMAN ISLANDS    100         N/A
3154  3        GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.                    CAYMAN ISLANDS    N/A         N/A
3155  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3156  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3157  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3158  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3159  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3160  3        GS Opportunity Partners Offshore - B, L.P.                    CAYMAN ISLANDS    N/A         N/A
3161  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3162  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3163  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3164  4          PAPERCO HOLDINGS II, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3165  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3166  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3167  2      GS PCP CORE PLUS 2002 GP, L.L.C.                                UNITED STATES     N/A         N/A
3168  3        GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.           UNITED STATES     N/A         N/A
3169  4          GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.             UNITED STATES     N/A         N/A
3170  2      GS PE CSEC OFFSHORE HOLDINGS, L.P.                              CAYMAN ISLANDS    N/A         N/A
3171  3        GS VAN GOGH LUX I S.A R.L.                                    LUXEMBOURG        100         N/A
3172  3        GS VAN GOGH LUX II S.A R.L.                                   LUXEMBOURG        100         N/A
3173  3        GSV HEYDEN HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3174  2      GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                         UNITED STATES     N/A         N/A
3175  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III, LLC     UNITED STATES     N/A         N/A
3176  2      GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                          UNITED STATES     N/A         N/A
3177  2      GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                           UNITED STATES     N/A         N/A
3178  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V, L.L.C.    UNITED STATES     N/A         N/A
3179  2      GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                          UNITED STATES     N/A         N/A
3180  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI, LLC      UNITED STATES     N/A         N/A
3181  4          Goldman Sachs Private Equity Group Master Fund VI, LLC      UNITED STATES     N/A         N/A
3182  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3183  6              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE        CAYMAN ISLANDS    100         N/A
                       HOLDINGS FOREIGN INCOME BLOCKER, LTD.
3184  6              GS PEP SAFWAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
3185  6              GS PEP X Offshore YES Holdings Corp.                    UNITED STATES     100         N/A
3186  7                YES NETWORK HOLDING COMPANY, LLC                      UNITED STATES     11          N/A
3187  5            GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3188  6              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
3189  6              GSV ENERGY HOLDINGS, INC.                               UNITED STATES     99          N/A
3190  6              GSVA OFFSHORE HOLDINGS, INC.                            UNITED STATES     100         N/A
3191  6              GSVF AHO INVESTMENTS CORP.                              UNITED STATES     99          N/A
3192  5            VINTAGE FUND GSVA, L.P.                                   UNITED STATES     N/A         N/A
3193  6              GSVA HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3194  2      GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                         UNITED STATES     N/A         N/A
3195  2      GS PIA 2000 EMPLOYEE FUND, L.P.                                 UNITED STATES     N/A         N/A
3196  2      GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                        CAYMAN ISLANDS    N/A         N/A
3197  2      GS PIA ADVISORS I, L.L.C.                                       UNITED STATES     N/A         N/A
3198  2      GS POWER HOLDINGS LLC                                           UNITED STATES     N/A         N/A

3199  3       C.I. COLOMBIAN NATURAL RESOURCES I S.A.S.                  551112 - Offices of  Bogota                  COLOMBIA
                                                                         Other Holding
                                                                         Companies
3200  3       COGENTRIX ENERGY, LLC                                      551112 - Offices of  Charlotte     NC        North
                                                                         Other Holding                                Carolina
                                                                         Companies
3201  4         COGENTRIX DELAWARE HOLDINGS, LLC                         551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3202  5           CI, LLC                                                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3203  6             COGENTRIX-MEXICO, INC.                               551112 - Offices of  Charlotte     NC        North
                                                                         Other Holding                                Carolina
                                                                         Companies
3204  5           COGENTRIX EASTERN AMERICA, LLC                         551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3205  6             COGENTRIX POWER HOLDINGS II LLC                      551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3206  7               COGENTRIX ENERGY POWER COMPANY LLC                 551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3207  8                 APACHE SOLAR ENERGY, LLC                         221119 - Other       Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3208  9                   SOLAR GEN 2 LLC                                551112 - Offices of  Folsom        CA        Delaware
                                                                         Other Holding
                                                                         Companies
3209  10                    SG2 IMPERIAL VALLEY LLC                      551112 - Offices of  Folsom        CA        Delaware
                                                                         Other Holding
                                                                         Companies
3210  8                 JMCS I HOLDINGS, INC.                            551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3211  8                 RAPTOR HOLDINGS COMPANY                          551112 - Offices of  Charlotte     NC        California
                                                                         Other Holding
                                                                         Companies
3212  9                   CB POWER HOLDINGS, LLC                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3213  10                    CBAS POWER HOLDINGS, LLC                     551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3214  11                      CBAS POWER, INC.                           551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3215  12                        GRAY HAWK POWER CORPORATION              551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3216  13                          CEDAR BAY COGENERATION, LLC            551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3217  14                            CEDAR BAY GENERATING COMPANY,        22111 - Electric     Wilmington    DE        Delaware
                                      LIMITED PARTNERSHIP                Power Generation
3218  13                          CEDAR POWER, LLC                       551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3219  14                            CEDAR I POWER, LLC                   551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3220  15                              CEDAR II POWER, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3221  16                                CEDAR BAY GENERATING COMPANY,    22111 - Electric     Wilmington    DE        Delaware
                                          LIMITED PARTNERSHIP            Power Generation
3222  5           COGENTRIX PARTS COMPANY, INC.                          22111 - Electric     Charlotte     NC        Delaware
                                                                         Power Generation
3223  5           COGENTRIX ZYDECO, LLC                                  211111 - Development Charlotte     NC        Delaware
                                                                         of Coal Gasification
                                                                         Project
3224  5           SOUTHAVEN POWER, LLC                                   525990 - Other       Charlotte     NC        Delaware
                                                                         Financial Vehicles
3225  4         COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3226  4         COGENTRIX INTERNATIONAL HOLDINGS, INC.                   551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3227  5           BASAT ELEKTRIK URETIM VE TICARET L.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3228  5           COGENTRIX INTERNATIONAL HOLDINGS, BV                   551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
3229  5           COGENTRIX INTERNATIONAL TURKEY I, LLC                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3230  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3231  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3232  6             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3233  5           COGENTRIX INTERNATIONAL TURKEY II, LLC                 551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3234  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3235  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3236  6             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3237  5           COGENTRIX INTERNATIONAL TURKEY III, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3238  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3239  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3240  5           COGENTRIX INTERNATIONAL UK LIMITED                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3241  6             ETI ELEKTRIK URETIM, A.S.                            221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3242  7               BASAT ELEKTRIK URETIM VE TICARET L.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3243  7               DERTON ELEKTRIK URETIM VE TICARET A.S.             221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3244  7               DORAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3245  7               EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.      221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3246  7               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3247  7               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3248  7               MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.       221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3249  7               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3250  7               UCGEN ENERJI ELEKTRIK URETIM L.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3251  7               YADE ELEKTRIK URETIM VE TICARET L.S.               221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3252  5           DERTON ELEKTRIK URETIM VE TICARET A.S.                 221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3253  5           DORAT ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3254  5           EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.          221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3255  5           FIRAT ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3256  5           KARET ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3257  5           MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.           221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3258  5           SONAT ELEKTRIK URETIM VE TICARET A.S.                  221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3259  5           UCGEN ENERJI ELEKTRIK URETIM L.S.                      221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3260  5           YADE ELEKTRIK URETIM VE TICARET L.S.                   221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3261  4         COGENTRIX POWER HOLDINGS I LLC                           551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3262  5           COGENTRIX OPERATING SERVICES HOLDINGS, LLC             551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3263  5           U.S OPERATING SERVICES HOLDINGS, LLC                   551112 - Offices of  Charlotte     NC        California
                                                                         Other Holding
                                                                         Companies
3264  6             USGEN HOLDINGS, LLC                                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3265  6             USOSC HOLDINGS, LLC                                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3266  4         NORTHAMPTON HOLDCO LLC                                   551112 - Offices of  Needham       MA        Delaware
                                                                         Other Holding
                                                                         Companies
3267  5           COGENTRIX/NORTHAMPTON, LLC                             551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3268  6             NORTHAMPTON GENERATING COMPANY, L.P.                 221112 - Fossil Fuel Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3269  7               NORTHAMPTON FUEL SUPPLY COMPANY, INC.              213113 - Culm Bank   Charlotte     NC        Delaware
                                                                         Recovery, Coal, on a
                                                                         contract basis
3270  7               NORTHAMPTON WATER SUPPLY, INC.                     221310 - Water       Charlotte     NC        Delaware
                                                                         supply systems
3271  5           JAEGER II LLC                                          551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3272  6             NORTHAMPTON GENERATING COMPANY, L.P.                 221112 - Fossil Fuel Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3273  4         SPECTRAWATT, INC.                                        523120 - Securities  Hillsboro     OR        Delaware
                                                                         Brokerage
3274  3       MCEPF METRO I, INC.                                        551112 - Offices of  Dover         DE        Delaware
                                                                         Other Holding
                                                                         Companies
3275  4         MITSI HOLDINGS LLC                                       551112 - Offices of  Romulus       MI        Delaware
                                                                         Other Holding
                                                                         Companies
3276  3       MITSI HOLDINGS LLC                                         551112 - Offices of  Romulus       MI        Delaware
                                                                         Other Holding
                                                                         Companies
3277  3       NATURAL RESOURCES INVESTMENTS S.L.                         551112 - Offices of  Madrid                  SPAIN
                                                                         Other Holding
                                                                         Companies
3278  3       NRI CAYMAN LTD.                                            551112 - Offices of  Grand Cayman
                                                                         Other Holding
                                                                         Companies
3279  2     GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3280  3       GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3281  2     GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3282  3       GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3283  2     GS PRIVATE EQUITY MANAGEMENT, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3284  3       GS PRIVATE EQUITY PARTNERS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3285  4         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3286  2     GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3287  3       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND OFFSHORE,    525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
3288  3       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3289  4         EDUCATION MANAGEMENT CORPORATION                         525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3290  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3291  2     GS PS 90 MEMBER LLC                                          525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3292  2     GS RBD HOLDINGS I CORP.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3293  3       GS RBD HOLDINGS, L.P.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3294  4         OOO GOLDMAN SACHS                                        523120 - Securities  Moscow                  RUSSIA
                                                                         Brokerage
3295  2     GS RBD HOLDINGS II CORP.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3296  3       GS RBD HOLDINGS, L.P.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3297  2     GS RE HOLDINGS, INC.                                         524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
3298  3       LONGMORE CREDIT SERVICES, LLC                              524298 - All Other   Southborough  MA        Delaware
                                                                         Insurance Related
                                                                         Activities
3299  2     GS REA HOLDINGS, L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3300  3       GS REA GOLDENBRIDGE HOLDINGS LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3301  3       RELATED INVESTCO LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3302  2     GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3303  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other       George Town             CAYMAN
                LIMITED PARTNERSHIP                                      Financial Vehicles                           ISLANDS
3304  2     GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.     531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3305  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   525990 - Other       George Town             CAYMAN
                LIMITED PARTNERSHIP                                      Financial Vehicles                           ISLANDS
3306  2     GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.          531390 - Other       George Town             CAYMAN
                                                                         activities related                           ISLANDS
                                                                         to real estate
3307  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP                                      Financial Vehicles
3308  2     GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3309  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP                                      Financial Vehicles
3310  2     GS REALTY INCOME ADVISORS, L.L.C. 2002                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3311  3       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3312  2     GS RISK ADVISORS, INC.                                       524210 - Insurance   NEW YORK      NY        Delaware
                                                                         Agencies and
                                                                         Brokerages
3313  3       ARROW CAPITAL INVESTMENT SERVICES, LTD.                    524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
3314  3       GOLDMAN SACHS RISK ADVISORS, L.P.                          524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
3315  2     GS SECURED GUARANTY COMPANY LIMITED                          524126 - Direct      Hamilton                BERMUDA
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
3316  2     GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE      523120 - Securities  Mexico City             MEXICO
              CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,  Brokerage
              ENTIDAD NO REGULADA
3317  2     GS SITE 25 HOTEL HOLDINGS, LLC                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3318  3       GS SITE 25 HOTEL, LLC                                      531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3319  2     GS SITE 25 RETAIL HOLDINGS, LLC                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3320  3       GS SITE 25 RETAIL, LLC                                     531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3321  2     GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3322  3       GSSOAF HOLDING COMPANY                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3323  4         ASO DWCS CAYMAN LLC                                      523991 - Trust,      George Town             CAYMAN
                                                                         Fiduciary, and                               ISLANDS
                                                                         Custody Activities
3324  4         ASO I (MAURITIUS) LIMITED                                525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
3325  2     GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3326  3       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

3199  3        C.I. COLOMBIAN NATURAL RESOURCES I S.A.S.                     Colombia          100         N/A
3200  3        COGENTRIX ENERGY, LLC                                         UNITED STATES     N/A         N/A
3201  4          COGENTRIX DELAWARE HOLDINGS, LLC                            UNITED STATES     N/A         N/A
3202  5            CI, LLC                                                   UNITED STATES     N/A         N/A
3203  6              COGENTRIX-MEXICO, INC.                                  UNITED STATES     100         N/A
3204  5            COGENTRIX EASTERN AMERICA, LLC                            UNITED STATES     N/A         N/A
3205  6              COGENTRIX POWER HOLDINGS II LLC                         UNITED STATES     N/A         N/A
3206  7                COGENTRIX ENERGY POWER COMPANY LLC                    UNITED STATES     N/A         N/A
3207  8                  APACHE SOLAR ENERGY, LLC                            UNITED STATES     N/A         N/A
3208  9                    SOLAR GEN 2 LLC                                   UNITED STATES     N/A         N/A
3209  10                     SG2 IMPERIAL VALLEY LLC                         UNITED STATES     N/A         N/A
3210  8                  JMCS I HOLDINGS, INC.                               UNITED STATES     100         N/A
3211  8                  RAPTOR HOLDINGS COMPANY                             UNITED STATES     100         N/A
3212  9                    CB POWER HOLDINGS, LLC                            UNITED STATES     N/A         N/A
3213  10                     CBAS POWER HOLDINGS, LLC                        UNITED STATES     N/A         N/A
3214  11                       CBAS POWER, INC.                              UNITED STATES     100         N/A
3215  12                         GRAY HAWK POWER CORPORATION                 UNITED STATES     100         N/A
3216  13                           CEDAR BAY COGENERATION, LLC               UNITED STATES     100         N/A
3217  14                             CEDAR BAY GENERATING COMPANY, LIMITED   UNITED STATES     N/A         N/A
                                       PARTNERSHIP
3218  13                           CEDAR POWER, LLC                          UNITED STATES     100         N/A
3219  14                             CEDAR I POWER, LLC                      UNITED STATES     100         N/A
3220  15                               CEDAR II POWER, LLC                   UNITED STATES     100         N/A
3221  16                                 CEDAR BAY GENERATING COMPANY,       UNITED STATES     N/A         N/A
                                           LIMITED PARTNERSHIP
3222  5            COGENTRIX PARTS COMPANY, INC.                             UNITED STATES     100         N/A
3223  5            COGENTRIX ZYDECO, LLC                                     UNITED STATES     N/A         N/A
3224  5            SOUTHAVEN POWER, LLC                                      UNITED STATES     N/A         N/A
3225  4          COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                   UNITED STATES     N/A         N/A
3226  4          COGENTRIX INTERNATIONAL HOLDINGS, INC.                      UNITED STATES     100         N/A
3227  5            BASAT ELEKTRIK URETIM VE TICARET L.S.                     TURKEY            100         N/A
3228  5            COGENTRIX INTERNATIONAL HOLDINGS, BV                      NETHERLANDS       100         N/A
3229  5            COGENTRIX INTERNATIONAL TURKEY I, LLC                     UNITED STATES     N/A         N/A
3230  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3231  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3232  6              SONAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3233  5            COGENTRIX INTERNATIONAL TURKEY II, LLC                    UNITED STATES     N/A         N/A
3234  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3235  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3236  6              SONAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3237  5            COGENTRIX INTERNATIONAL TURKEY III, LLC                   UNITED STATES     N/A         N/A
3238  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3239  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3240  5            COGENTRIX INTERNATIONAL UK LIMITED                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
3241  6              ETI ELEKTRIK URETIM, A.S.                               TURKEY            100         N/A
3242  7                BASAT ELEKTRIK URETIM VE TICARET L.S.                 TURKEY            100         N/A
3243  7                DERTON ELEKTRIK URETIM VE TICARET A.S.                TURKEY            99          N/A
3244  7                DORAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            91          N/A
3245  7                EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.         TURKEY            100         N/A
3246  7                FIRAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3247  7                KARET ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3248  7                MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.          TURKEY            100         N/A
3249  7                SONAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3250  7                UCGEN ENERJI ELEKTRIK URETIM L.S.                     TURKEY            100         N/A
3251  7                YADE ELEKTRIK URETIM VE TICARET L.S.                  TURKEY            99          N/A
3252  5            DERTON ELEKTRIK URETIM VE TICARET A.S.                    TURKEY            99          N/A
3253  5            DORAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            91          N/A
3254  5            EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.             TURKEY            100         N/A
3255  5            FIRAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3256  5            KARET ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3257  5            MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.              TURKEY            100         N/A
3258  5            SONAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3259  5            UCGEN ENERJI ELEKTRIK URETIM L.S.                         TURKEY            100         N/A
3260  5            YADE ELEKTRIK URETIM VE TICARET L.S.                      TURKEY            99          N/A
3261  4          COGENTRIX POWER HOLDINGS I LLC                              UNITED STATES     N/A         N/A
3262  5            COGENTRIX OPERATING SERVICES HOLDINGS, LLC                UNITED STATES     N/A         N/A
3263  5            U.S OPERATING SERVICES HOLDINGS, LLC                      UNITED STATES     N/A         N/A
3264  6              USGEN HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3265  6              USOSC HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3266  4          NORTHAMPTON HOLDCO LLC                                      UNITED STATES     N/A         N/A
3267  5            COGENTRIX/NORTHAMPTON, LLC                                UNITED STATES     N/A         N/A
3268  6              NORTHAMPTON GENERATING COMPANY, L.P.                    UNITED STATES     N/A         N/A
3269  7                NORTHAMPTON FUEL SUPPLY COMPANY, INC.                 UNITED STATES     100         N/A
3270  7                NORTHAMPTON WATER SUPPLY, INC.                        UNITED STATES     100         N/A
3271  5            JAEGER II LLC                                             UNITED STATES     N/A         N/A
3272  6              NORTHAMPTON GENERATING COMPANY, L.P.                    UNITED STATES     N/A         N/A
3273  4          SPECTRAWATT, INC.                                           UNITED STATES     30          N/A
3274  3        MCEPF METRO I, INC.                                           UNITED STATES     100         N/A
3275  4          MITSI HOLDINGS LLC                                          UNITED STATES     97          2
3276  3        MITSI HOLDINGS LLC                                            UNITED STATES     97          2
3277  3        NATURAL RESOURCES INVESTMENTS S.L.                            SPAIN             100         N/A
3278  3        NRI CAYMAN LTD.                                               CAYMAN ISLANDS    99          N/A
3279  2      GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                UNITED STATES     N/A         N/A
3280  3        GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.                  UNITED STATES     N/A         N/A
3281  2      GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                     CAYMAN ISLANDS    100         N/A
3282  3        GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
3283  2      GS PRIVATE EQUITY MANAGEMENT, L.L.C.                            UNITED STATES     N/A         N/A
3284  3        GS PRIVATE EQUITY PARTNERS, L.P.                              UNITED STATES     N/A         N/A
3285  4          GS CAPITAL PARTNERS 2000, L.P.                              UNITED STATES     N/A         N/A
3286  2      GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.       UNITED STATES     N/A         N/A
3287  3        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND OFFSHORE, L.P.  CAYMAN ISLANDS    N/A         N/A
3288  3        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.           UNITED STATES     N/A         N/A
3289  4          EDUCATION MANAGEMENT CORPORATION                            UNITED STATES     42          N/A
3290  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3291  2      GS PS 90 MEMBER LLC                                             UNITED STATES     N/A         N/A
3292  2      GS RBD HOLDINGS I CORP.                                         UNITED STATES     100         N/A
3293  3        GS RBD HOLDINGS, L.P.                                         UNITED STATES     N/A         N/A
3294  4          OOO GOLDMAN SACHS                                           RUSSIA            N/A         N/A
3295  2      GS RBD HOLDINGS II CORP.                                        UNITED STATES     100         N/A
3296  3        GS RBD HOLDINGS, L.P.                                         UNITED STATES     N/A         N/A
3297  2      GS RE HOLDINGS, INC.                                            UNITED STATES     100         N/A
3298  3        LONGMORE CREDIT SERVICES, LLC                                 UNITED STATES     N/A         N/A
3299  2      GS REA HOLDINGS, L.L.C.                                         UNITED STATES     N/A         N/A
3300  3        GS REA GOLDENBRIDGE HOLDINGS LLC                              UNITED STATES     N/A         N/A
3301  3        RELATED INVESTCO LLC                                          UNITED STATES     12          N/A
3302  2      GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.           UNITED STATES     N/A         N/A
3303  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) LIMITED CAYMAN ISLANDS    N/A         N/A
                 PARTNERSHIP
3304  2      GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.        UNITED STATES     N/A         N/A
3305  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)      CAYMAN ISLANDS    N/A         N/A
                 LIMITED PARTNERSHIP
3306  2      GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.             CAYMAN ISLANDS    100         N/A
3307  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY) LIMITED UNITED STATES     N/A         N/A
                 PARTNERSHIP
3308  2      GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.             UNITED STATES     N/A         N/A
3309  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED   UNITED STATES     N/A         N/A
                 PARTNERSHIP
3310  2      GS REALTY INCOME ADVISORS, L.L.C. 2002                          UNITED STATES     N/A         N/A
3311  3        GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.               UNITED STATES     N/A         N/A
3312  2      GS RISK ADVISORS, INC.                                          UNITED STATES     100         N/A
3313  3        ARROW CAPITAL INVESTMENT SERVICES, LTD.                       BERMUDA           100         N/A
3314  3        GOLDMAN SACHS RISK ADVISORS, L.P.                             UNITED STATES     N/A         N/A
3315  2      GS SECURED GUARANTY COMPANY LIMITED                             BERMUDA           100         N/A
3316  2      GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE CAPITAL MEXICO            100         N/A
               VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
               REGULADA
3317  2      GS SITE 25 HOTEL HOLDINGS, LLC                                  UNITED STATES     N/A         N/A
3318  3        GS SITE 25 HOTEL, LLC                                         UNITED STATES     N/A         N/A
3319  2      GS SITE 25 RETAIL HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
3320  3        GS SITE 25 RETAIL, LLC                                        UNITED STATES     N/A         N/A
3321  2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
3322  3        GSSOAF HOLDING COMPANY                                        CAYMAN ISLANDS    100         N/A
3323  4          ASO DWCS CAYMAN LLC                                         CAYMAN ISLANDS    100         N/A
3324  4          ASO I (MAURITIUS) LIMITED                                   MAURITIUS         100         100
3325  2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.             CAYMAN ISLANDS    100         N/A
3326  3        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A

3327  2     GS TAX CREDIT SLP LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3328  2     GS TDN Advisors, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3329  2     GS TXU ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3330  3       GOLDMAN SACHS TXU INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3331  2     GS TXU OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3332  3       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3333  3       GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3334  4         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3335  2     GS UDC 114TH STREET MEMBER LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3336  2     GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3337  3       GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3338  3       GS VINTAGE II EMPLOYEE FUND, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3339  2     GS YES ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3340  2     GSAM - THL ACCESS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3341  3       GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3342  4         THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3343  4         THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3344  4         THL EQUITY FUND VI - GS ACCESS, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3345  3       THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3346  2     GSAM GEN-PAR II, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3347  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3348  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3349  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3350  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3351  5           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3352  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3353  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3354  3       GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3355  4         GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3356  4         GOLDMAN SACHS PETERSHILL FUND, L.P.                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3357  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,  525910 - Open-End    New York      NY        CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3358  5           GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3359  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3360  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)        525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3361  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)         525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3362  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3363  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3364  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3365  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3366  5           GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3367  5           GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3368  4         GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3369  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,  525910 - Open-End    New York      NY        CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3370  5           GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3371  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3372  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)        525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3373  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)         525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3374  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3375  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3376  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3377  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3378  5           GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3379  5           GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3380  3       GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3381  4         GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS          525990 - Other       George Town             CAYMAN
                  (CAYMAN), L.P.                                         Financial Vehicles                           ISLANDS
3382  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3383  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3384  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3385  4         GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3386  5           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices of  New York      NY        Delaware
                    L.P.                                                 Other Holding
                                                                         Companies
3387  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)         525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3388  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)      525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3389  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)        525910 - Open-End    New York      NY        Delaware
                    HOLDINGS CORP.                                       Investment Funds
3390  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other       George Town             CAYMAN
                    (CAYMAN), L.P.                                       Financial Vehicles                           ISLANDS
3391  5           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          525910 - Open-End    George Town             CAYMAN
                    HOLDINGS, L.P.                                       Investment Funds                             ISLANDS
3392  6             GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE)    525910 - Open-End    New York      NY        CAYMAN
                      II, LTD.                                           Investment Funds                             ISLANDS
3393  5           GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS,    525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3394  6             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other       George Town             CAYMAN
                      HOLDINGS, LTD.                                     Financial Vehicles                           ISLANDS
3395  5           GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3396  6             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other       George Town             CAYMAN
                      HOLDINGS, LTD.                                     Financial Vehicles                           ISLANDS
3397  5           Goldman Sachs Petershill Fund Offshore (Lombardi)      525910 - Open-End    New York      NY        Delaware
                    Holdings Corp.                                       Investment Funds
3398  4         GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (TRUEMAN)     525990 - Other       George Town             CAYMAN
                  III, L.P.                                              Financial Vehicles                           ISLANDS
3399  4         GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
3400  4         GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3401  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS I, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3402  4         GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3403  5           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices of  New York      NY        Delaware
                    L.P.                                                 Other Holding
                                                                         Companies
3404  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)         525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3405  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)      525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3406  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)        525910 - Open-End    New York      NY        Delaware
                    HOLDINGS CORP.                                       Investment Funds
3407  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other       George Town             CAYMAN
                    (CAYMAN), L.P.                                       Financial Vehicles                           ISLANDS
3408  5           GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS,    525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3409  5           GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3410  5           Goldman Sachs Petershill Fund Offshore (Lombardi)      525910 - Open-End    New York      NY        Delaware
                    Holdings Corp.                                       Investment Funds
3411  2     GSAM GEN-PAR, L.L.C.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3412  3       AEGIS INVESTORS ADVISORS, L.L.C.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3413  4         AEGIS INVESTORS, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3414  5           AEGIS INVESTORS FOREIGN INCOME BLOCKER, L.L.C.         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3415  3       CAP IV Access Advisors, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3416  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE     525990 - Other       George Town             CAYMAN
                HOLDINGS, INC.                                           Financial Vehicles                           ISLANDS
3417  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3418  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE,    525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3419  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3420  5           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3421  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3422  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3423  3       GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND II  525990 - Other       New York      NY        Delaware
                GP, LLC                                                  Financial Vehicles
3424  4         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND 525990 - Other       New York      NY        Delaware
                  II, L.P.                                               Financial Vehicles
3425  5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3426  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),      525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3427  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3428  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3429  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3430  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3431  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3432  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3433  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3434  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3435  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,       525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3436  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3437  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE        525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3438  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III          525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3439  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE        525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3440  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE 525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3441  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3442  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3443  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV FOREIGN 551112 - Offices of  NEW YORK      NY        Delaware
                   INCOME BLOCKER, L.L.C.                                Other Holding
                                                                         Companies
3444  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUNDS   525990 - Other       New York      NY        Delaware
                GP, L.L.C.                                               Financial Vehicles
3445  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV EMPLOYEE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3446  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND  525990 - Other       George Town             CAYMAN
                  OFFSHORE, LTD.                                         Financial Vehicles                           ISLANDS
3447  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3448  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE, LTD.                                         Financial Vehicles                           ISLANDS
3449  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3450  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3451  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3452  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3453  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3454  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         551112 - Offices of  George Town             CAYMAN
                    OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.       Other Holding                                ISLANDS
                                                                         Companies

3327  2      GS TAX CREDIT SLP LLC                                           UNITED STATES     N/A         N/A
3328  2      GS TDN Advisors, L.L.C.                                         UNITED STATES     N/A         N/A
3329  2      GS TXU ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3330  3        GOLDMAN SACHS TXU INVESTORS, L.P.                             UNITED STATES     N/A         N/A
3331  2      GS TXU OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
3332  3        GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
3333  3        GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3334  4          GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
3335  2      GS UDC 114TH STREET MEMBER LLC                                  UNITED STATES     N/A         N/A
3336  2      GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                         UNITED STATES     N/A         N/A
3337  3        GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3338  3        GS VINTAGE II EMPLOYEE FUND, L.P.                             UNITED STATES     N/A         N/A
3339  2      GS YES ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3340  2      GSAM - THL ACCESS, L.L.C.                                       UNITED STATES     N/A         N/A
3341  3        GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.            UNITED STATES     N/A         N/A
3342  4          THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.          UNITED STATES     N/A         N/A
3343  4          THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3344  4          THL EQUITY FUND VI - GS ACCESS, L.P.                        UNITED STATES     N/A         N/A
3345  3        THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                    UNITED STATES     N/A         N/A
3346  2      GSAM GEN-PAR II, L.L.C.                                         UNITED STATES     N/A         N/A
3347  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS, L.L.C.    UNITED STATES     N/A         N/A
3348  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.        UNITED STATES     N/A         N/A
3349  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                 INC.
3350  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3351  5            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3352  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3353  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3354  3        GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3355  4          GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.     UNITED STATES     N/A         N/A
3356  4          GOLDMAN SACHS PETERSHILL FUND, L.P.                         UNITED STATES     N/A         N/A
3357  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,     UNITED STATES     100         N/A
                     LTD.
3358  5            GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.     CAYMAN ISLANDS    100         N/A
3359  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3360  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL) HOLDINGS, CAYMAN ISLANDS    99          N/A
                     LTD.
3361  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR) HOLDINGS,  CAYMAN ISLANDS    99          N/A
                     LTD.
3362  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3363  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3364  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    100         N/A
                     LTD.
3365  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3366  5            GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3367  5            GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3368  4          GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.                  UNITED STATES     N/A         N/A
3369  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,     UNITED STATES     100         N/A
                     LTD.
3370  5            GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.     CAYMAN ISLANDS    100         N/A
3371  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3372  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL) HOLDINGS, CAYMAN ISLANDS    99          N/A
                     LTD.
3373  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR) HOLDINGS,  CAYMAN ISLANDS    99          N/A
                     LTD.
3374  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3375  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3376  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    100         N/A
                     LTD.
3377  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3378  5            GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3379  5            GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3380  3        GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.         CAYMAN ISLANDS    100         N/A
3381  4          GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN),   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3382  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3383  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3384  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3385  4          GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3386  5            GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.   UNITED STATES     N/A         N/A
3387  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ) HOLDINGS   UNITED STATES     100         N/A
                     CORP.
3388  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)         UNITED STATES     100         N/A
                     HOLDINGS CORP.
3389  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER) HOLDINGS  UNITED STATES     100         N/A
                     CORP.
3390  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN), CAYMAN ISLANDS    N/A         N/A
                     L.P.
3391  5            GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                     L.P.
3392  6              GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,   UNITED STATES     100         N/A
                       LTD.
3393  5            GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS, LTD.  CAYMAN ISLANDS    99          N/A
3394  6              GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)         CAYMAN ISLANDS    99          N/A
                       HOLDINGS, LTD.
3395  5            GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3396  6              GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)          CAYMAN ISLANDS    99          N/A
                       HOLDINGS, LTD.
3397  5            Goldman Sachs Petershill Fund Offshore (Lombardi)         UNITED STATES     100         N/A
                     Holdings Corp.
3398  4          GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (TRUEMAN) III,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3399  4          GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3400  4          GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
3401  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS I, LTD.        CAYMAN ISLANDS    100         N/A
3402  4          GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3403  5            GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.   UNITED STATES     N/A         N/A
3404  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ) HOLDINGS   UNITED STATES     100         N/A
                     CORP.
3405  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)         UNITED STATES     100         N/A
                     HOLDINGS CORP.
3406  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER) HOLDINGS  UNITED STATES     100         N/A
                     CORP.
3407  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN), CAYMAN ISLANDS    N/A         N/A
                     L.P.
3408  5            GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS, LTD.  CAYMAN ISLANDS    99          N/A
3409  5            GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3410  5            Goldman Sachs Petershill Fund Offshore (Lombardi)         UNITED STATES     100         N/A
                     Holdings Corp.
3411  2      GSAM GEN-PAR, L.L.C.                                            UNITED STATES     N/A         N/A
3412  3        AEGIS INVESTORS ADVISORS, L.L.C.                              UNITED STATES     N/A         N/A
3413  4          AEGIS INVESTORS, L.P.                                       UNITED STATES     N/A         N/A
3414  5            AEGIS INVESTORS FOREIGN INCOME BLOCKER, L.L.C.            UNITED STATES     N/A         N/A
3415  3        CAP IV Access Advisors, L.L.C.                                UNITED STATES     N/A         N/A
3416  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE        CAYMAN ISLANDS    100         N/A
                 HOLDINGS, INC.
3417  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3418  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE, INC.  CAYMAN ISLANDS    100         N/A
3419  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE, L.P.    CAYMAN ISLANDS    N/A         N/A
3420  5            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE        CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3421  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.         UNITED STATES     N/A         N/A
3422  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.             UNITED STATES     N/A         N/A
3423  3        GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND II GP, UNITED STATES     N/A         N/A
                 LLC
3424  4          GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND    UNITED STATES     N/A         N/A
                   II, L.P.
3425  5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
3426  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL), L.L.C.  UNITED STATES     N/A         N/A
3427  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.           UNITED STATES     N/A         N/A
3428  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II, L.L.C.    UNITED STATES     N/A         N/A
3429  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.        UNITED STATES     N/A         N/A
3430  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                 INC.
3431  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3432  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3433  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3434  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3435  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS, L.L.C.   UNITED STATES     N/A         N/A
3436  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.       UNITED STATES     N/A         N/A
3437  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE ADVISORS, CAYMAN ISLANDS    100         N/A
                 INC.
3438  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3439  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE HOLDINGS  CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3440  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE    CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3441  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS, L.L.C.    UNITED STATES     N/A         N/A
3442  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.        UNITED STATES     N/A         N/A
3443  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV FOREIGN    UNITED STATES     N/A         N/A
                     INCOME BLOCKER, L.L.C.
3444  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUNDS GP,  UNITED STATES     N/A         N/A
                 L.L.C.
3445  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV EMPLOYEE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3446  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND     CAYMAN ISLANDS    100         N/A
                   OFFSHORE, LTD.
3447  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND,    UNITED STATES     N/A         N/A
                   L.P.
3448  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND       CAYMAN ISLANDS    100         N/A
                   OFFSHORE, LTD.
3449  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND, L.P. UNITED STATES     N/A         N/A
3450  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                   INC.
3451  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3452  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3453  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3454  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS FOREIGN INCOME BLOCKER, LTD.

3455  3       GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3456  4         GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3457  5           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3458  3       GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS          525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3459  4         GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,  525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3460  3       GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE ADVISORS, 525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3461  4         GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3462  4         GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3463  5           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3464  4         GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3465  5           GOLDMAN SACHS YES INVESTORS, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3466  5           GS LOAN PARTNERS I ONSHORE, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3467  3       GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3468  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3469  3       GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3470  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3471  3       GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3472  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3473  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3474  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3475  3       GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3476  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT      525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3477  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3478  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3479  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3480  3       GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3481  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER     525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3482  3       GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3483  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3484  3       GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3485  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE      525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3486  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3487  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3488  3       GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE ADVISORS,  525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3489  4         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3490  5           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3491  3       GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3492  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3493  3       GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3494  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - DIRECT      525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3495  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3496  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3497  3       GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3498  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - MANAGER     525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3499  3       GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3500  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3501  3       GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3502  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE      525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3503  3       GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3504  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3505  5           PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN INCOME       551112 - Offices of  New York      NY        Delaware
                    BLOCKER, L.L.C.                                      Other Holding
                                                                         Companies
3506  3       GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3507  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA OFFSHORE      525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
3508  3       GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3509  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3510  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3511  3       GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3512  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT        525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3513  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3514  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3515  3       GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3516  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3517  3       GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3518  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3519  3       GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3520  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE        525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3521  5           GS PEP BASS HOLDINGS, LLC                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3522  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3523  5           GS PEP IX Offshore YES Holdings Corp.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3524  6             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3525  5           GS PEP SAFWAY HOLDINGS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3526  5           Goldman Sachs Private Equity Partners IX Offshore      525990 - Other       New York      NY        Delaware
                    Holdings Graphite VII, L.P.                          Financial Vehicles
3527  4         Goldman Sachs Private Equity Partners IX Offshore        525990 - Other       New York      NY        Delaware
                  Holdings Graphite VII, L.P.                            Financial Vehicles
3528  3       GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3529  4         GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3530  3       GOLDMAN SACHS PEP X ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3531  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3532  3       GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3533  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT         525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3534  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3535  3       GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3536  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND,  525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3537  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      525990 - Other       Wilmington    DE        Delaware
                    FUND FOREIGN INCOME BLOCKER, L.L.C.                  Financial Vehicles
3538  3       GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3539  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3540  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3541  3       GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3542  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE         525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3543  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY ADVISORS, 525990 - Other       New York      NY        Delaware
                  L.L.C.                                                 Financial Vehicles
3544  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3545  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE       525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3546  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
3547  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE, L.P.                                    Financial Vehicles                           ISLANDS
3548  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE   525990 - Other       George Town             CAYMAN
                    FUND OFFSHORE HOLDINGS, L.P.                         Financial Vehicles                           ISLANDS
3549  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE       525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3550  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
3551  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3552  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                FUND II ADVISORS, L.L.C.                                 Financial Vehicles
3553  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       New York      NY        Delaware
                  FUND II, L.P.                                          Financial Vehicles
3554  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3555  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE, L.P.                                    Financial Vehicles                           ISLANDS
3556  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other       George Town             CAYMAN
                    OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles                           ISLANDS
3557  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3558  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
3559  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3560  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3561  5           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3562  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3563  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3564  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3565  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3566  5           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3567  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3568  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3569  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUNDS  525990 - Other       New York      NY        Delaware
                GP, L.L.C.                                               Financial Vehicles
3570  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND 525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3571  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3572  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3573  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3574  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND     525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
3575  3       GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE    525990 - Other       New York      NY        Delaware
                ADVISORS, LLC                                            Financial Vehicles
3576  4         GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE,   525990 - Other       Edinburgh               UNITED
                  L.P.                                                   Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3577  3       GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE    525990 - Other       New York      NY        Delaware
                HOLDINGS ADVISORS, LLC                                   Financial Vehicles
3578  4         GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE    525990 - Other       Edinburgh               UNITED
                  HOLDINGS, L.P.                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3579  3       GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3580  4         GOLDMAN SACHS VINTAGE FUND IV, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3581  5           GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3582  3       GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3455  3        GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3456  4          GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3457  5            GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                     L.P.
3458  3        GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS ADVISORS,   CAYMAN ISLANDS    100         N/A
                 INC.
3459  4          GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3460  3        GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE ADVISORS,    UNITED STATES     N/A         N/A
                 L.L.C.
3461  4          GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.              UNITED STATES     N/A         N/A
3462  4          GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                   UNITED STATES     N/A         N/A
3463  5            GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.            UNITED STATES     N/A         N/A
3464  4          GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                   UNITED STATES     N/A         N/A
3465  5            GOLDMAN SACHS YES INVESTORS, L.P.                         UNITED STATES     N/A         N/A
3466  5            GS LOAN PARTNERS I ONSHORE, L.P.                          UNITED STATES     N/A         N/A
3467  3        GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3468  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.            UNITED STATES     N/A         N/A
3469  3        GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
3470  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.         UNITED STATES     N/A         N/A
3471  3        GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3472  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.            UNITED STATES     N/A         N/A
3473  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3474  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3475  3        GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3476  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT         UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3477  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3478  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3479  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3480  3        GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
3481  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER FUND,  UNITED STATES     N/A         N/A
                   L.P.
3482  3        GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3483  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3484  3        GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3485  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3486  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3487  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3488  3        GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE ADVISORS,     CAYMAN ISLANDS    100         N/A
                 INC.
3489  4          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.       CAYMAN ISLANDS    N/A         N/A
3490  5            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS, CAYMAN ISLANDS    N/A         N/A
                     L.P.
3491  3        GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3492  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.            UNITED STATES     N/A         N/A
3493  3        GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3494  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - DIRECT         UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3495  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3496  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3497  3        GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
3498  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - MANAGER FUND,  UNITED STATES     N/A         N/A
                   L.P.
3499  3        GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3500  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3501  3        GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3502  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3503  3        GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3504  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND, L.P.       UNITED STATES     N/A         N/A
3505  5            PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN INCOME BLOCKER, UNITED STATES     N/A         N/A
                     L.L.C.
3506  3        GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3507  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA OFFSHORE FUND,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3508  3        GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                         UNITED STATES     N/A         N/A
3509  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.              UNITED STATES     N/A         N/A
3510  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3511  3        GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.       UNITED STATES     N/A         N/A
3512  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT           UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3513  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3514  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3515  3        GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3516  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER FUND,    UNITED STATES     N/A         N/A
                   L.P.
3517  3        GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3518  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE, L.P.     CAYMAN ISLANDS    N/A         N/A
3519  3        GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.         CAYMAN ISLANDS    100         N/A
3520  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE HOLDINGS, CAYMAN ISLANDS    N/A         N/A
                   L.P.
3521  5            GS PEP BASS HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
3522  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
3523  5            GS PEP IX Offshore YES Holdings Corp.                     UNITED STATES     100         N/A
3524  6              YES NETWORK HOLDING COMPANY, LLC                        UNITED STATES     11          N/A
3525  5            GS PEP SAFWAY HOLDINGS, L.L.C.                            UNITED STATES     N/A         N/A
3526  5            Goldman Sachs Private Equity Partners IX Offshore         UNITED STATES     N/A         N/A
                     Holdings Graphite VII, L.P.
3527  4          Goldman Sachs Private Equity Partners IX Offshore Holdings  UNITED STATES     N/A         N/A
                   Graphite VII, L.P.
3528  3        GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.       UNITED STATES     N/A         N/A
3529  4          GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.           UNITED STATES     N/A         N/A
3530  3        GOLDMAN SACHS PEP X ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3531  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.               UNITED STATES     N/A         N/A
3532  3        GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.        UNITED STATES     N/A         N/A
3533  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT INVESTMENT UNITED STATES     N/A         N/A
                   FUND, L.P.
3534  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3535  3        GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3536  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND,     UNITED STATES     N/A         N/A
                   L.P.
3537  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND    UNITED STATES     N/A         N/A
                     FOREIGN INCOME BLOCKER, L.L.C.
3538  3        GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                   CAYMAN ISLANDS    100         N/A
3539  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE, L.P.      CAYMAN ISLANDS    N/A         N/A
3540  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3541  3        GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3542  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE HOLDINGS,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
3543  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY ADVISORS,    UNITED STATES     N/A         N/A
                   L.L.C.
3544  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND, L.P. UNITED STATES     N/A         N/A
3545  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE OFFSHORE CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3546  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3547  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3548  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3549  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE OFFSHORE CAYMAN ISLANDS    100         N/A
                 HOLDINGS ADVISORS, INC.
3550  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       UNITED STATES     N/A         N/A
                 ADVISORS, L.L.C.
3551  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     UNITED STATES     N/A         N/A
                   FUND, L.P.
3552  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES FUND  UNITED STATES     N/A         N/A
                 II ADVISORS, L.L.C.
3553  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     UNITED STATES     N/A         N/A
                   FUND II, L.P.
3554  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       CAYMAN ISLANDS    100         N/A
                 OFFSHORE ADVISORS, INC.
3555  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE, L.P.
3556  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES   CAYMAN ISLANDS    N/A         N/A
                     FUND OFFSHORE HOLDINGS, L.P.
3557  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       CAYMAN ISLANDS    100         N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3558  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE HOLDINGS, L.P.
3559  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    100         N/A
                 OFFSHORE ADVISORS, INC.
3560  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3561  5            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)     CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3562  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    100         N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3563  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3564  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3565  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
3566  5            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3567  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    100         N/A
                 HOLDINGS ADVISORS, INC.
3568  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3569  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUNDS GP, UNITED STATES     N/A         N/A
                 L.L.C.
3570  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND    CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3571  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND,   UNITED STATES     N/A         N/A
                   L.P.
3572  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3573  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3574  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND        CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
3575  3        GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE       UNITED STATES     N/A         N/A
                 ADVISORS, LLC
3576  4          GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE, L.P. UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3577  3        GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE       UNITED STATES     N/A         N/A
                 HOLDINGS ADVISORS, LLC
3578  4          GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE       UNITED KINGDOM    N/A         N/A
                   HOLDINGS, L.P.                                            (OTHER)
3579  3        GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3580  4          GOLDMAN SACHS VINTAGE FUND IV, L.P.                         UNITED STATES     N/A         N/A
3581  5            GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                   UNITED STATES     N/A         N/A
3582  3        GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.        UNITED STATES     N/A         N/A

3583  4         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND OFFSHORE,    525990 - Other       George Town             CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
3584  4         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3585  4         GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND OFFSHORE, LTD. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3586  4         GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3587  3       GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                 525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3588  4         GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG               525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3589  3       GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3590  4         GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.       525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3591  4         GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3592  5           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3593  4         GOLDMAN SACHS VINTAGE FUND V, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3594  3       GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3595  4         GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3596  3       GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH          525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3597  3       GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3598  4         GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3599  3       GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS ADVISORS,   525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3600  4         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3601  5           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3602  5           GSV ENERGY HOLDINGS, INC.                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3603  5           GSVA OFFSHORE HOLDINGS, INC.                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3604  5           GSVF AHO INVESTMENTS CORP.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3605  3       GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3606  4         GOLDMAN SACHS VINTAGE FUND III, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3607  5           VF III HOLDINGS, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3608  3       GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3609  4         GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3610  5           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3611  3       GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS, INC. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3612  4         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3613  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       Wilmington    DE        Delaware
                ADVISORS L.L.C.                                          Financial Vehicles
3614  4         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other       New York      NY        Delaware
                  2011 L.P.                                              Financial Vehicles
3615  5           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   551112 - Offices of  New York      NY        Delaware
                    2011 FOREIGN INCOME BLOCKER, L.L.C.                  Other Holding
                                                                         Companies
3616  3       GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3617  4         GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3618  3       GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3619  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3620  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND  525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3621  3       GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3622  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3623  3       GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3624  4         GS DISTRESSED OPPORTUNITIES FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3625  3       GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3626  4         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3627  5           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS,    525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
3628  3       GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,    525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3629  4         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3630  3       GS INITIAL INVESTOR, L.L.C.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3631  4         GS INITIAL INVESTOR, INC.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3632  5           PRIVATE EQUITY MANAGERS 2012, L.P.                     525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3633  6             PRIVATE EQUITY MANAGERS: 2012 FOREIGN INCOME         551112 - Offices of  New York      NY        Delaware
                      BLOCKER, L.L.C.                                    Other Holding
                                                                         Companies
3634  5           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3635  6             PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN INCOME    525990 - Other       Wilmington    DE        Delaware
                      BLOCKER, L.L.C.                                    Financial Vehicles
3636  5           U.S. REAL PROPERTY INCOME FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3637  6             USRPI REIT, INC.                                     525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3638  3       GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND        525990 - Other       New York      NY        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
3639  4         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND,     525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3640  3       GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3641  4         GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3642  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3643  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3644  6             W2007 FINANCE SUB, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3645  7               BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS,     531390 - Other       New York      NY        Delaware
                        L.P.                                             activities related
                                                                         to real estate
3646  7               PFD HOLDINGS, LLC                                  531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3647  7               W2007 BEAR L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3648  7               W2007 GRACE I, LLC                                 525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3649  8                 W2007 EQUITY INNS GEN-PAR, LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3650  9                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3651  10                    W2007 EQUITY INNS JUNIOR MEZZ, LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3652  11                      W2007 EQUITY INNS INTERMEDIATE MEZZ V, LLC 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3653  12                        W2007 EQUITY INNS INTERMEDIATE MEZZ IV,  525990 - Other       Wilmington    DE        Delaware
                                  LLC                                    Financial Vehicles
3654  13                          W2007 EQUITY INNS INTERMEDIATE MEZZ    525990 - Other       Wilmington    DE        Delaware
                                    III, LLC                             Financial Vehicles
3655  14                            W2007 EQUITY INNS INTERMEDIATE MEZZ  525990 - Other       Wilmington    DE        Delaware
                                      II, LLC                            Financial Vehicles
3656  15                              W2007 EQUITY INNS INTERMEDIATE     525990 - Other       Wilmington    DE        Delaware
                                         MEZZ I, LLC                     Financial Vehicles
3657  16                                W2007 EQUITY INNS SENIOR MEZZ,   525990 - Other       Wilmington    DE        Delaware
                                          LLC                            Financial Vehicles
3658  17                                  W2007 EQUITY INNS REALTY, LLC  531120 - Lessors of  WILMINGTON    DE        Delaware
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
3659  8                 W2007 EQUITY INNS PARTNERSHIP, L.P.              525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3660  8                 W2007 GRACE ACQUISITION I, INC.                  525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3661  9                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3662  7               W2007 MVP HOTELS, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3663  7               W2007 SEATTLE MEZZ LENDER, LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3664  7               W2007/ACEP HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3665  7               W2007/W2008 FINANCE LTD.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3666  7               WHITEHALL EUROPEAN RE 6 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3667  8                 MALETA HOLDING S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3668  8                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3669  8                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3670  9                   W2005/W2007 EQUINOX 3 B.V.                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3671  8                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3672  9                   W2005/W2007 VERNAL ASSET 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3673  9                   W2005/W2007 VERNAL HOLDING 2 B.V.              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3674  10                    W2005/W2007 VERNAL ASSET 1 B.V.              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3675  8                 ZWINGER OPCO 6 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3676  9                   ATLANTIC 2 - BERENICE FONDO COMUNE DI          525990 - Other       Milan                   ITALY
                            INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO      Financial Vehicles                           (OTHER)
3677  7               WHITEHALL EUROPEAN RE 7 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3678  7               WHITEHALL EUROPEAN RE 8 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3679  7               WNT HOLDINGS, LLC                                  531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3680  6             WHITEHALL EUROPEAN RE 4 S.A R.L.                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3681  7               MALETA HOLDING S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3682  7               VERNAL HOLDING B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3683  8                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3684  8                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3685  7               W2005/W2007 EQUINOX 1 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3686  7               W2005/W2007 EQUINOX 2 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3687  7               W2005/W2007 VERNAL HOLDING 1 B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3688  7               ZWINGER OPCO 6 B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3689  6             WHITEHALL EUROPEAN RE 5 S.A R.L.                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3690  7               MALETA HOLDING S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3691  7               VERNAL HOLDING B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3692  7               W2005/W2007 EQUINOX 1 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3693  7               W2005/W2007 EQUINOX 2 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3694  7               W2005/W2007 VERNAL HOLDING 1 B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3695  7               ZWINGER OPCO 6 B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3696  3       GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3697  4         GS Mount Kellett Capital Partners Access Fund, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3698  3       GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE          525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3699  4         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND OFFSHORE   525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3700  4         GS Mount Kellett Capital Partners Access Corporate       525990 - Other       George Town             CAYMAN
                  Feeder Fund, Ltd.                                      Financial Vehicles                           ISLANDS
3701  4         GS Mount Kellett Capital Partners Access Fund Offshore,  525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3702  3       GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3703  4         GS PE CSEC CORPORATE HOLDINGS, L.P.                      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3704  5           GS ESF QEP OFFSHORE HOLDINGS CORP.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3705  5           GSVF AHO INVESTMENTS CORP.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3706  3       GS PE CSEC ENERGY ADVISORS, L.L.C.                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3707  4         GS PE CSEC ENERGY, INC.                                  525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
3708  5           GS PE CSEC ENERGY HOLDINGS, L.P.                       525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
3709  3       GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.                551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3710  4         GS PE CSEC ENERGY HOLDINGS, L.P.                         525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds

3583  4          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND OFFSHORE, LTD.  CAYMAN ISLANDS    100         N/A
3584  4          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.           UNITED STATES     N/A         N/A
3585  4          GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND OFFSHORE, LTD.    CAYMAN ISLANDS    100         N/A
3586  4          GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.             UNITED STATES     N/A         N/A
3587  3        GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                    GERMANY           100         N/A
3588  4          GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG                  GERMANY           N/A         N/A
3589  3        GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3590  4          GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.          UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3591  4          GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                   UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3592  5            GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3593  4          GOLDMAN SACHS VINTAGE FUND V, L.P.                          UNITED STATES     N/A         N/A
3594  3        GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3595  4          GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.                 CAYMAN ISLANDS    N/A         N/A
3596  3        GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH             GERMANY           100         N/A
3597  3        GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3598  4          GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
3599  3        GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3600  4          GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
3601  5            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.               CAYMAN ISLANDS    N/A         N/A
3602  5            GSV ENERGY HOLDINGS, INC.                                 UNITED STATES     99          N/A
3603  5            GSVA OFFSHORE HOLDINGS, INC.                              UNITED STATES     100         N/A
3604  5            GSVF AHO INVESTMENTS CORP.                                UNITED STATES     99          N/A
3605  3        GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
3606  4          GOLDMAN SACHS VINTAGE FUND III, L.P.                        UNITED STATES     N/A         N/A
3607  5            VF III HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3608  3        GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.             CAYMAN ISLANDS    100         N/A
3609  4          GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3610  5            GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
3611  3        GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS, INC.    CAYMAN ISLANDS    100         N/A
3612  4          GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.      CAYMAN ISLANDS    N/A         N/A
3613  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     UNITED STATES     N/A         N/A
                 ADVISORS L.L.C.
3614  4          GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011   UNITED STATES     N/A         N/A
                   L.P.
3615  5            GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011 UNITED STATES     N/A         N/A
                     FOREIGN INCOME BLOCKER, L.L.C.
3616  3        GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.             UNITED STATES     N/A         N/A
3617  4          GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                        UNITED STATES     N/A         N/A
3618  3        GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3619  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3620  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND     CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3621  3        GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3622  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3623  3        GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3624  4          GS DISTRESSED OPPORTUNITIES FUND, L.P.                      UNITED STATES     N/A         N/A
3625  3        GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.           CAYMAN ISLANDS    100         N/A
3626  4          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
3627  5            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  CAYMAN ISLANDS    N/A         N/A
3628  3        GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.  CAYMAN ISLANDS    100         N/A
3629  4          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
3630  3        GS INITIAL INVESTOR, L.L.C.                                   UNITED STATES     N/A         N/A
3631  4          GS INITIAL INVESTOR, INC.                                   UNITED STATES     100         N/A
3632  5            PRIVATE EQUITY MANAGERS 2012, L.P.                        UNITED STATES     N/A         N/A
3633  6              PRIVATE EQUITY MANAGERS: 2012 FOREIGN INCOME BLOCKER,   UNITED STATES     N/A         N/A
                       L.L.C.
3634  5            PRIVATE REAL ESTATE MANAGERS: 2011 LP                     UNITED STATES     N/A         N/A
3635  6              PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN INCOME       UNITED STATES     N/A         N/A
                       BLOCKER, L.L.C.
3636  5            U.S. REAL PROPERTY INCOME FUND, L.P.                      UNITED STATES     N/A         N/A
3637  6              USRPI REIT, INC.                                        UNITED STATES     100         N/A
3638  3        GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND ADVISORS, UNITED STATES     N/A         N/A
                 L.L.C.
3639  4          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND, L.P.   UNITED STATES     N/A         N/A
3640  3        GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.              UNITED STATES     N/A         N/A
3641  4          GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.       UNITED STATES     N/A         N/A
3642  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3643  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
3644  6              W2007 FINANCE SUB, LLC                                  UNITED STATES     N/A         N/A
3645  7                BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.   UNITED STATES     N/A         32
3646  7                PFD HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3647  7                W2007 BEAR L.L.C.                                     UNITED STATES     N/A         N/A
3648  7                W2007 GRACE I, LLC                                    UNITED STATES     N/A         N/A
3649  8                  W2007 EQUITY INNS GEN-PAR, LLC                      UNITED STATES     N/A         N/A
3650  9                    W2007 EQUITY INNS PARTNERSHIP, L.P.               UNITED STATES     N/A         N/A
3651  10                     W2007 EQUITY INNS JUNIOR MEZZ, LLC              UNITED STATES     N/A         N/A
3652  11                       W2007 EQUITY INNS INTERMEDIATE MEZZ V, LLC    UNITED STATES     N/A         N/A
3653  12                         W2007 EQUITY INNS INTERMEDIATE MEZZ IV, LLC UNITED STATES     N/A         N/A
3654  13                           W2007 EQUITY INNS INTERMEDIATE MEZZ III,  UNITED STATES     N/A         N/A
                                     LLC
3655  14                             W2007 EQUITY INNS INTERMEDIATE MEZZ II, UNITED STATES     N/A         N/A
                                        LLC
3656  15                               W2007 EQUITY INNS INTERMEDIATE MEZZ   UNITED STATES     N/A         N/A
                                          I, LLC
3657  16                                 W2007 EQUITY INNS SENIOR MEZZ, LLC  UNITED STATES     N/A         N/A
3658  17                                   W2007 EQUITY INNS REALTY, LLC     UNITED STATES     100         N/A
3659  8                  W2007 EQUITY INNS PARTNERSHIP, L.P.                 UNITED STATES     N/A         N/A
3660  8                  W2007 GRACE ACQUISITION I, INC.                     UNITED STATES     100         N/A
3661  9                    W2007 EQUITY INNS PARTNERSHIP, L.P.               UNITED STATES     N/A         N/A
3662  7                W2007 MVP HOTELS, LLC                                 UNITED STATES     94          N/A
3663  7                W2007 SEATTLE MEZZ LENDER, LLC                        UNITED STATES     N/A         N/A
3664  7                W2007/ACEP HOLDINGS, LLC                              UNITED STATES     96          N/A
3665  7                W2007/W2008 FINANCE LTD.                              CAYMAN ISLANDS    100         N/A
3666  7                WHITEHALL EUROPEAN RE 6 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
3667  8                  MALETA HOLDING S.A R.L.                             LUXEMBOURG        99          N/A
3668  8                  W2005/W2007 EQUINOX 1 B.V.                          NETHERLANDS       100         N/A
3669  8                  W2005/W2007 EQUINOX 2 B.V.                          NETHERLANDS       100         N/A
3670  9                    W2005/W2007 EQUINOX 3 B.V.                        NETHERLANDS       100         N/A
3671  8                  W2005/W2007 VERNAL HOLDING 1 B.V.                   NETHERLANDS       100         N/A
3672  9                    W2005/W2007 VERNAL ASSET 1 B.V.                   NETHERLANDS       100         N/A
3673  9                    W2005/W2007 VERNAL HOLDING 2 B.V.                 NETHERLANDS       100         N/A
3674  10                     W2005/W2007 VERNAL ASSET 1 B.V.                 NETHERLANDS       100         N/A
3675  8                  ZWINGER OPCO 6 B.V.                                 NETHERLANDS       100         N/A
3676  9                    ATLANTIC 2 - BERENICE FONDO COMUNE DI             ITALY (OTHER)     94          N/A
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO
3677  7                WHITEHALL EUROPEAN RE 7 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
3678  7                WHITEHALL EUROPEAN RE 8 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
3679  7                WNT HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3680  6              WHITEHALL EUROPEAN RE 4 S.A R.L.                        LUXEMBOURG        100         N/A
3681  7                MALETA HOLDING S.A R.L.                               LUXEMBOURG        99          N/A
3682  7                VERNAL HOLDING B.V.                                   NETHERLANDS       100         N/A
3683  8                  W2005/W2007 EQUINOX 1 B.V.                          NETHERLANDS       100         N/A
3684  8                  W2005/W2007 VERNAL HOLDING 1 B.V.                   NETHERLANDS       100         N/A
3685  7                W2005/W2007 EQUINOX 1 B.V.                            NETHERLANDS       100         N/A
3686  7                W2005/W2007 EQUINOX 2 B.V.                            NETHERLANDS       100         N/A
3687  7                W2005/W2007 VERNAL HOLDING 1 B.V.                     NETHERLANDS       100         N/A
3688  7                ZWINGER OPCO 6 B.V.                                   NETHERLANDS       100         N/A
3689  6              WHITEHALL EUROPEAN RE 5 S.A R.L.                        LUXEMBOURG        99          N/A
3690  7                MALETA HOLDING S.A R.L.                               LUXEMBOURG        99          N/A
3691  7                VERNAL HOLDING B.V.                                   NETHERLANDS       100         N/A
3692  7                W2005/W2007 EQUINOX 1 B.V.                            NETHERLANDS       100         N/A
3693  7                W2005/W2007 EQUINOX 2 B.V.                            NETHERLANDS       100         N/A
3694  7                W2005/W2007 VERNAL HOLDING 1 B.V.                     NETHERLANDS       100         N/A
3695  7                ZWINGER OPCO 6 B.V.                                   NETHERLANDS       100         N/A
3696  3        GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3697  4          GS Mount Kellett Capital Partners Access Fund, L.P.         UNITED STATES     N/A         N/A
3698  3        GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE ADVISORS,   CAYMAN ISLANDS    100         N/A
                 INC.
3699  4          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3700  4          GS Mount Kellett Capital Partners Access Corporate Feeder   CAYMAN ISLANDS    100         N/A
                   Fund, Ltd.
3701  4          GS Mount Kellett Capital Partners Access Fund Offshore,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3702  3        GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3703  4          GS PE CSEC CORPORATE HOLDINGS, L.P.                         CAYMAN ISLANDS    N/A         N/A
3704  5            GS ESF QEP OFFSHORE HOLDINGS CORP.                        UNITED STATES     100         N/A
3705  5            GSVF AHO INVESTMENTS CORP.                                UNITED STATES     99          N/A
3706  3        GS PE CSEC ENERGY ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3707  4          GS PE CSEC ENERGY, INC.                                     UNITED STATES     100         N/A
3708  5            GS PE CSEC ENERGY HOLDINGS, L.P.                          UNITED STATES     N/A         N/A
3709  3        GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.                   UNITED STATES     N/A         N/A
3710  4          GS PE CSEC ENERGY HOLDINGS, L.P.                            UNITED STATES     N/A         N/A

3711  3       GS PE CSEC OFFSHORE ADVISORS, INC.                         551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3712  4         GS PE CSEC OFFSHORE, L.P.                                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3713  5           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3714  3       GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3715  4         GS PE CSEC OFFSHORE HOLDINGS, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3716  3       GS PEO HOLDINGS LLC                                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
3717  3       GS PEP 1999 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3718  4         GS PRIVATE EQUITY PARTNERS 1999, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3719  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3720  3       GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3721  4         GS PRIVATE EQUITY PARTNERS 1999 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3722  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3723  3       GS PEP 1999 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3724  4         GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3725  3       GS PEP 1999 OFFSHORE ADVISORS, INC.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3726  4         GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3727  5           GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3728  6             GS PEP 99 VCP Offshore Holdings, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3729  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3730  3       GS PEP 2000 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3731  4         GS PRIVATE EQUITY PARTNERS 2000, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3732  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3733  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3734  3       GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3735  4         GS PRIVATE EQUITY PARTNERS 2000 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3736  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3737  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3738  3       GS PEP 2000 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3739  4         GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3740  5           GS Private Equity Partners 2000 - Manager BC Holdings  525990 - Other       George Town             CAYMAN
                    Limited                                              Financial Vehicles                           ISLANDS
3741  3       GS PEP 2000 OFFSHORE ADVISORS, INC                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3742  4         GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3743  3       GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3744  4         GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3745  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3746  5           GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3747  5           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE COLLECTIVE    551112 - Offices of  New York      NY        Delaware
                    HOLDINGS, L.L.C.                                     Other Holding
                                                                         Companies
3748  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3749  3       GS PEP 2002 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3750  4         GS PRIVATE EQUITY PARTNERS 2002, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3751  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3752  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3753  3       GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3754  4         GS PRIVATE EQUITY PARTNERS 2002 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3755  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3756  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3757  3       GS PEP 2002 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3758  4         GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3759  3       GS PEP 2002 OFFSHORE ADVISORS, INC.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3760  4         GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3761  3       GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3762  4         GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3763  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3764  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3765  3       GS PEP BASS HOLDINGS, LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3766  3       GS PEP II ADVISORS (SC), L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3767  4         GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -       525990 - Other       New York      NY        Delaware
                  MANAGER FUND, L.P.                                     Financial Vehicles
3768  3       GS PEP II ADVISORS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3769  4         GS PRIVATE EQUITY PARTNERS II, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3770  5           GS CAPITAL PARTNERS III, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3771  3       GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3772  4         GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT FUND,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3773  3       GS PEP II MANAGER ADVISORS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3774  4         GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3775  3       GS PEP II OFFSHORE ADVISORS, INC.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3776  4         GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3777  5           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
3778  3       GS PEP III ADVISORS, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3779  4         GS PRIVATE EQUITY PARTNERS III, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3780  5           GS CAPITAL PARTNERS III, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3781  3       GS PEP III OFFSHORE ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3782  4         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3783  3       GS PEP OFFSHORE ADVISORS (NBK), INC.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3784  4         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3785  3       GS PEP SAFWAY HOLDINGS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3786  3       GS PEP TECH 2000 ADVISORS, L.L.C.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3787  4         GS PEP TECHNOLOGY FUND 2000, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3788  3       GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3789  4         GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3790  3       GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3791  4         GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3792  3       GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3793  4         GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3794  3       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3795  3       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3796  3       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3797  3       GS RA I HG6 ADVISORS, L.L.C.                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3798  4         GS RA I HG6, L.P.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3799  3       GS RA PROGRAM I ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3800  4         GS RA PROGRAM I, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3801  3       GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3802  4         GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3803  5           GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3804  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3805  3       GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3806  4         GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3807  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3808  3       GS Special Opportunities 2008 Advisors, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3809  4         Goldman Sachs Special Opportunities Fund 2008, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3810  3       GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3811  4         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3812  5           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,   525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
3813  3       GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS ADVISORS,   525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3814  4         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3815  3       GS VINTAGE ADVISORS, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3816  4         GS VINTAGE FUND, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3817  5           VF Holdings, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3818  3       GS VINTAGE FUND OFFSHORE, LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3819  4         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3820  3       GS VINTAGE II ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3821  4         GS VINTAGE FUND II, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3822  3       GS VINTAGE II OFFSHORE ADVISORS, INC.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3823  4         GS VINTAGE FUND II OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3824  5           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3825  3       GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3826  4         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3827  3       GS VINTAGE OFFSHORE ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3828  4         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3829  3       GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS, L.L.C.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3830  4         GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3831  3       GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3832  4         GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3833  3       GS WLR OPPORTUNITIES ADVISORS, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3834  4         GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3835  3       GSV HEYDEN HOLDINGS ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3836  4         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3837  3       GSV RIVERA HOLDINGS, LLC                                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3838  3       GSVA HOLDINGS ADVISORS, INC.                               551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies

3711  3        GS PE CSEC OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3712  4          GS PE CSEC OFFSHORE, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3713  5            GS PE CSEC OFFSHORE HOLDINGS, L.P.                        CAYMAN ISLANDS    N/A         N/A
3714  3        GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.                   CAYMAN ISLANDS    100         N/A
3715  4          GS PE CSEC OFFSHORE HOLDINGS, L.P.                          CAYMAN ISLANDS    N/A         N/A
3716  3        GS PEO HOLDINGS LLC                                           UNITED STATES     N/A         N/A
3717  3        GS PEP 1999 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3718  4          GS PRIVATE EQUITY PARTNERS 1999, L.P.                       UNITED STATES     N/A         N/A
3719  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3720  3        GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3721  4          GS PRIVATE EQUITY PARTNERS 1999 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3722  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3723  3        GS PEP 1999 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3724  4          GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3725  3        GS PEP 1999 OFFSHORE ADVISORS, INC.                           CAYMAN ISLANDS    100         N/A
3726  4          GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3727  5            GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                     CAYMAN ISLANDS    100         N/A
3728  6              GS PEP 99 VCP Offshore Holdings, L.P.                   CAYMAN ISLANDS    N/A         N/A
3729  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3730  3        GS PEP 2000 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3731  4          GS PRIVATE EQUITY PARTNERS 2000, L.P.                       UNITED STATES     N/A         N/A
3732  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3733  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3734  3        GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3735  4          GS PRIVATE EQUITY PARTNERS 2000 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3736  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3737  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3738  3        GS PEP 2000 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3739  4          GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3740  5            GS Private Equity Partners 2000 - Manager BC Holdings     CAYMAN ISLANDS    100         N/A
                     Limited
3741  3        GS PEP 2000 OFFSHORE ADVISORS, INC                            CAYMAN ISLANDS    100         N/A
3742  4          GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3743  3        GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3744  4          GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
3745  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3746  5            GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
3747  5            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE COLLECTIVE       UNITED STATES     N/A         N/A
                     HOLDINGS, L.L.C.
3748  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3749  3        GS PEP 2002 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3750  4          GS PRIVATE EQUITY PARTNERS 2002, L.P.                       UNITED STATES     N/A         N/A
3751  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3752  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3753  3        GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3754  4          GS PRIVATE EQUITY PARTNERS 2002 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3755  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3756  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3757  3        GS PEP 2002 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3758  4          GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3759  3        GS PEP 2002 OFFSHORE ADVISORS, INC.                           CAYMAN ISLANDS    100         N/A
3760  4          GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3761  3        GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3762  4          GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
3763  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3764  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3765  3        GS PEP BASS HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3766  3        GS PEP II ADVISORS (SC), L.L.C.                               UNITED STATES     N/A         N/A
3767  4          GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) - MANAGER  UNITED STATES     N/A         N/A
                   FUND, L.P.
3768  3        GS PEP II ADVISORS, L.L.C.                                    UNITED STATES     N/A         N/A
3769  4          GS PRIVATE EQUITY PARTNERS II, L.P.                         UNITED STATES     N/A         N/A
3770  5            GS CAPITAL PARTNERS III, L.P.                             UNITED STATES     N/A         N/A
3771  3        GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3772  4          GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT FUND, L.P.  UNITED STATES     N/A         N/A
3773  3        GS PEP II MANAGER ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3774  4          GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.          UNITED STATES     N/A         N/A
3775  3        GS PEP II OFFSHORE ADVISORS, INC.                             CAYMAN ISLANDS    100         N/A
3776  4          GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3777  5            GS CAPITAL PARTNERS III OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3778  3        GS PEP III ADVISORS, L.L.C.                                   UNITED STATES     N/A         N/A
3779  4          GS PRIVATE EQUITY PARTNERS III, L.P.                        UNITED STATES     N/A         N/A
3780  5            GS CAPITAL PARTNERS III, L.P.                             UNITED STATES     N/A         N/A
3781  3        GS PEP III OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3782  4          GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3783  3        GS PEP OFFSHORE ADVISORS (NBK), INC.                          CAYMAN ISLANDS    100         N/A
3784  4          NBK/GS PRIVATE EQUITY PARTNERS, L.P.                        CAYMAN ISLANDS    N/A         N/A
3785  3        GS PEP SAFWAY HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
3786  3        GS PEP TECH 2000 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
3787  4          GS PEP TECHNOLOGY FUND 2000, L.P.                           UNITED STATES     N/A         N/A
3788  3        GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                      CAYMAN ISLANDS    100         N/A
3789  4          GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.                  CAYMAN ISLANDS    N/A         N/A
3790  3        GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.             CAYMAN ISLANDS    100         N/A
3791  4          GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
3792  3        GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3793  4          GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.          UNITED STATES     N/A         N/A
3794  3        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.              UNITED STATES     N/A         N/A
3795  3        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                   CAYMAN ISLANDS    100         N/A
3796  3        GS PRIVATE EQUITY MANAGEMENT, L.L.C.                          UNITED STATES     N/A         N/A
3797  3        GS RA I HG6 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3798  4          GS RA I HG6, L.P.                                           UNITED STATES     N/A         N/A
3799  3        GS RA PROGRAM I ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
3800  4          GS RA PROGRAM I, L.P.                                       CAYMAN ISLANDS    N/A         N/A
3801  3        GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.            UNITED STATES     N/A         N/A
3802  4          GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006, L.P.     UNITED STATES     N/A         N/A
3803  5            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                  UNITED STATES     N/A         N/A
3804  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3805  3        GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3806  4          GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.         UNITED STATES     N/A         N/A
3807  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3808  3        GS Special Opportunities 2008 Advisors, L.L.C.                UNITED STATES     N/A         N/A
3809  4          Goldman Sachs Special Opportunities Fund 2008, L.P.         UNITED STATES     N/A         N/A
3810  3        GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3811  4          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.            CAYMAN ISLANDS    N/A         N/A
3812  5            GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P. CAYMAN ISLANDS    N/A         N/A
3813  3        GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3814  4          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.   CAYMAN ISLANDS    N/A         N/A
3815  3        GS VINTAGE ADVISORS, L.L.C.                                   UNITED STATES     N/A         N/A
3816  4          GS VINTAGE FUND, L.P.                                       UNITED STATES     N/A         N/A
3817  5            VF Holdings, L.L.C.                                       UNITED STATES     N/A         N/A
3818  3        GS VINTAGE FUND OFFSHORE, LTD.                                CAYMAN ISLANDS    100         N/A
3819  4          GS VINTAGE FUND OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
3820  3        GS VINTAGE II ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
3821  4          GS VINTAGE FUND II, L.P.                                    UNITED STATES     N/A         N/A
3822  3        GS VINTAGE II OFFSHORE ADVISORS, INC.                         CAYMAN ISLANDS    100         N/A
3823  4          GS VINTAGE FUND II OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
3824  5            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                CAYMAN ISLANDS    N/A         N/A
3825  3        GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3826  4          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                  CAYMAN ISLANDS    N/A         N/A
3827  3        GS VINTAGE OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3828  4          GS VINTAGE FUND OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
3829  3        GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS, L.L.C.      UNITED STATES     N/A         N/A
3830  4          GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS FUND,    UNITED STATES     N/A         N/A
                   L.P.
3831  3        GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.                  CAYMAN ISLANDS    100         N/A
3832  4          GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3833  3        GS WLR OPPORTUNITIES ADVISORS, L.L.C.                         UNITED STATES     N/A         N/A
3834  4          GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.                  UNITED STATES     N/A         N/A
3835  3        GSV HEYDEN HOLDINGS ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3836  4          GSV HEYDEN HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3837  3        GSV RIVERA HOLDINGS, LLC                                      UNITED STATES     N/A         N/A
3838  3        GSVA HOLDINGS ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A

3839  4         GSVA HOLDINGS, L.P.                                      551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3840  3       Goldman Sachs Early Secondaries Advisors, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3841  4         GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3842  3       Goldman Sachs PEG Advisors, Inc.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3843  3       Goldman Sachs PEP 2004 US-Focused (KP) Offshore Holdings   525990 - Other       George Town             CAYMAN
                Advisors, Inc.                                           Financial Vehicles                           ISLANDS
3844  4         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3845  3       Goldman Sachs Private Equity Opportunities Advisors, Inc.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3846  4         GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3847  5           Exeter Finance Holdings, L.P.                          525990 - Other       Atlanta       GA        Delaware
                                                                         Financial Vehicles
3848  5           PRIVATE EQUITY SECONDARY OPPORTUNITIES ADVISORS, INC.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3849  6             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3850  5           PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3851  5           TP PARTNERS                                            551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3852  6             TECHPROCESS SOLUTIONS LIMITED                        522320 - Financial   Kamala City             INDIA
                                                                         Transactions                                 (OTHER)
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3853  6             TP HOLD CO (MAURITIUS) LTD.                          551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3854  3       Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3855  4         GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3856  3       Goldman Sachs Vintage Fund IV Offshore Holdings Advisors,  525990 - Other       George Town             CAYMAN
                Inc.                                                     Financial Vehicles                           ISLANDS
3857  4         GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3858  5           GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3859  3       MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3860  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3861  3       PEP XI ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3862  4         PRIVATE EQUITY PARTNERS XI, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3863  5           PRIVATE EQUITY PARTNERS XI FOREIGN INCOME BLOCKER,     551112 - Offices of  New York      NY        Delaware
                    L.L.C.                                               Other Holding
                                                                         Companies
3864  3       PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3865  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3866  5           PEP CONCENTRATED ENERGY FOREIGN INCOME BLOCKER, L.L.C. 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3867  3       PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE ADVISORS,   551112 - Offices of  George Town             CAYMAN
                INC.                                                     Other Holding                                ISLANDS
                                                                         Companies
3868  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE,     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
3869  3       PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE HOLDINGS    551112 - Offices of  George Town             CAYMAN
                ADVISORS, INC.                                           Other Holding                                ISLANDS
                                                                         Companies
3870  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE      525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
3871  5           PEP CONCENTRATED ENERGY OFFSHORE FOREIGN INCOME        551112 - Offices of  George Town             CAYMAN
                    BLOCKER, LTD.                                        Other Holding                                ISLANDS
                                                                         Companies
3872  3       PRIVATE EQUITY MANAGERS 2012 ADVISORS L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3873  4         PRIVATE EQUITY MANAGERS 2012, L.P.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3874  3       PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3875  4         PRIVATE EQUITY MANAGERS: 2011 L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3876  4         PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3877  3       PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3878  4         PRIVATE REAL ESTATE MANAGERS: 2011 LP                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3879  3       RICHMOND ACQUISITION GP, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3880  4         Richmond Acquisition, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3881  3       SDC INVESTORS GP, LLC                                      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3882  4         SDC INVESTORS, L.P.                                      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3883  3       U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3884  4         U.S. REAL PROPERTY INCOME FUND OFFSHORE, L.P.            525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3885  4         U.S. REAL PROPERTY INCOME FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3886  3       UBAR ADVISORS LIMITED                                      551112 - Offices of  NEW YORK      NY        JERSEY
                                                                         Other Holding
                                                                         Companies
3887  4         UBAR INVESTORS, L.P.                                     525990 - Other       New York      NY        JERSEY
                                                                         Financial Vehicles
3888  5           UBAR INVESTMENT HOLDINGS LIMITED                       551112 - Offices of  NEW YORK      NY        JERSEY
                                                                         Other Holding
                                                                         Companies
3889  3       VF III HOLDINGS OFFSHORE ADVISORS, INC.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3890  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3891  3       VFC ADVISORS, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3892  4         VFC LIMITED PARTNERSHIP                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3893  5           VFC Investments Holdings, SRL                          525990 - Other       Christ Church           BARBADOS
                                                                         Financial Vehicles
3894  6             VFC Investments, SRL                                 525990 - Other       Christ Church           BARBADOS
                                                                         Financial Vehicles
3895  3       VINTAGE / BROAD STREET ENERGY ACCESS ADVISORS L.L.C.       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3896  4         VINTAGE / BROAD STREET ENERGY ACCESS FUND, L.P.          525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3897  3       VINTAGE FUND GSVA ADVISORS, L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3898  4         VINTAGE FUND GSVA, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3899  2     GSCP EXPRO ADVISORS OFFSHORE, INC.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3900  3       GSCP EXPRO INVESTORS OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3901  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
3902  2     GSCP KMI ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3903  3       GSCP KMI INVESTORS, L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3904  2     GSCP KMI OFFSHORE ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3905  3       GSCP KMI INVESTORS OFFSHORE, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3906  2     GSCP LATIN AMERICA LLC                                       522294 - Secondary   New York      NY        Delaware
                                                                         Market Financing
3907  2     GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                     522298 - All Other   Mexico City             MEXICO
                                                                         Nondepository Credit
                                                                         Intermediation
3908  2     GSCP V AIV, L.P.                                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3909  2     GSCP V INSTITUTIONAL AIV, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3910  2     GSCS HOLDINGS I, LLC                                         525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3911  3       GSCS HOLDINGS II, LLC                                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3912  2     GSEM (DEL) INC.                                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3913  3       GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3914  3       GSEM (DEL) HOLDINGS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3915  2     GSEM ADVISORS, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3916  2     GSFS INVESTMENTS I CORP.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3917  3       1903 DEBT FUND, LP                                         52399 - All Other    Boston        MA        Delaware
                                                                         Financial Investment
                                                                         Activities
3918  3       CASPIAN FINANCING LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3919  4         ENTERTAINMENT ACQUISITION FINANCING LLC                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3920  3       CATGS I, LLC                                               525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
3921  3       DBGS ANTHEM GP, LLC                                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3922  4         DBGS ANTHEM LP                                           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3923  3       ENERGY CENTER HOLDINGS, LLC                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3924  3       GS LEASING (KCSR 2005-1) LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3925  3       GS SOLAR POWER I, LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3926  3       GS WIND HOLDINGS LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3927  3       GS WIND POWER II, LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3928  3       GSFS INVESTMENTS III, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3929  3       GSFS INVESTMENTS IV, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3930  3       GSFS IV LLC                                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3931  3       RAFT RIVER I HOLDINGS, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3932  3       VOLITO AVIATION SERVICES AB                                541990 - All Other   Malmo                   SWEDEN
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
3933  2     GSGROUP NMTC INVESTOR LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3934  2     GSIP HOLDCO A LLC                                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3935  3       GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.   525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3936  3       GSIP HOLDCO B LLC                                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3937  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P. 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3938  2     GSJC 30 HUDSON URBAN RENEWAL L.L.C.                          531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
3939  2     GSJC 50 HUDSON URBAN RENEWAL L.L.C.                          531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
3940  2     GSJC LAND LLC                                                531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3941  3       PH PIER MANAGEMENT LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3942  2     GSJC MASTER LESSEE L.L.C.                                    531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3943  2     GSPS STRATEGIES CORP.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3944  3       GSPS (DEL) L.P.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3945  3       GSPS INVESTMENTS LIMITED                                   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3946  4         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
3947  2     GSSLG GEN-PAR, L.L.C.                                        525990 - Other       IRVING        TX        Delaware
                                                                         Financial Vehicles
3948  3       GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3949  2     GSSO (ASIA) OFFSHORE, LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3950  3       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3951  2     GSSO (ASIA), LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3952  3       GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3953  4         GSSOAF HOLDING COMPANY                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3954  2     GSTM LLC                                                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3955  3       SLK LLC                                                    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
3956  4         GOLDMAN SACHS EXECUTION & CLEARING, L.P.                 523120 - Securities  New York      NY        New York
                                                                         Brokerage
3957  5           REDI HOLDINGS LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3958  6             REDI TECH, LLC                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3959  2     GSTP LLC                                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3960  2     GSUIG REAL ESTATE MEMBER LLC                                 525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3961  3       GSLM FUND MEMBER LLC                                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3962  3       LAFITTE II LIHTC LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3963  3       WEST 116TH ST. LIHTC LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3964  2     GSUIG, L.L.C.                                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3965  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3966  2     GUARD CONTROL PMD GP, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3839  4          GSVA HOLDINGS, L.P.                                         CAYMAN ISLANDS    N/A         N/A
3840  3        Goldman Sachs Early Secondaries Advisors, L.L.C.              UNITED STATES     N/A         N/A
3841  4          GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                  UNITED STATES     N/A         N/A
3842  3        Goldman Sachs PEG Advisors, Inc.                              CAYMAN ISLANDS    100         N/A
3843  3        Goldman Sachs PEP 2004 US-Focused (KP) Offshore Holdings      CAYMAN ISLANDS    100         N/A
                 Advisors, Inc.
3844  4          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3845  3        Goldman Sachs Private Equity Opportunities Advisors, Inc.     CAYMAN ISLANDS    100         N/A
3846  4          GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.            CAYMAN ISLANDS    N/A         N/A
3847  5            Exeter Finance Holdings, L.P.                             UNITED STATES     N/A         N/A
3848  5            PRIVATE EQUITY SECONDARY OPPORTUNITIES ADVISORS, INC.     CAYMAN ISLANDS    100         N/A
3849  6              PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.            CAYMAN ISLANDS    N/A         N/A
3850  5            PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.              CAYMAN ISLANDS    N/A         N/A
3851  5            TP PARTNERS                                               MAURITIUS         48          N/A
3852  6              TECHPROCESS SOLUTIONS LIMITED                           INDIA (OTHER)     44          N/A
3853  6              TP HOLD CO (MAURITIUS) LTD.                             MAURITIUS         100         N/A
3854  3        Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.         CAYMAN ISLANDS    100         N/A
3855  4          GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3856  3        Goldman Sachs Vintage Fund IV Offshore Holdings Advisors,     CAYMAN ISLANDS    100         N/A
                 Inc.
3857  4          GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS, L.P.       CAYMAN ISLANDS    N/A         N/A
3858  5            GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC                  UNITED STATES     N/A         N/A
3859  3        MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.               CAYMAN ISLANDS    100         N/A
3860  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
3861  3        PEP XI ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3862  4          PRIVATE EQUITY PARTNERS XI, L.P.                            UNITED STATES     N/A         N/A
3863  5            PRIVATE EQUITY PARTNERS XI FOREIGN INCOME BLOCKER, L.L.C. UNITED STATES     N/A         N/A
3864  3        PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.        UNITED STATES     N/A         N/A
3865  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.            UNITED STATES     N/A         N/A
3866  5            PEP CONCENTRATED ENERGY FOREIGN INCOME BLOCKER, L.L.C.    UNITED STATES     N/A         N/A
3867  3        PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3868  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3869  3        PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE HOLDINGS       CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3870  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3871  5            PEP CONCENTRATED ENERGY OFFSHORE FOREIGN INCOME BLOCKER,  CAYMAN ISLANDS    100         N/A
                     LTD.
3872  3        PRIVATE EQUITY MANAGERS 2012 ADVISORS L.L.C.                  UNITED STATES     N/A         N/A
3873  4          PRIVATE EQUITY MANAGERS 2012, L.P.                          UNITED STATES     N/A         N/A
3874  3        PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.                 UNITED STATES     N/A         N/A
3875  4          PRIVATE EQUITY MANAGERS: 2011 L.P.                          UNITED STATES     N/A         N/A
3876  4          PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.                 CAYMAN ISLANDS    N/A         N/A
3877  3        PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC               UNITED STATES     N/A         N/A
3878  4          PRIVATE REAL ESTATE MANAGERS: 2011 LP                       UNITED STATES     N/A         N/A
3879  3        RICHMOND ACQUISITION GP, LLC                                  UNITED STATES     N/A         N/A
3880  4          Richmond Acquisition, L.P.                                  UNITED STATES     N/A         N/A
3881  3        SDC INVESTORS GP, LLC                                         UNITED STATES     N/A         N/A
3882  4          SDC INVESTORS, L.P.                                         UNITED STATES     N/A         N/A
3883  3        U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC                  UNITED STATES     N/A         N/A
3884  4          U.S. REAL PROPERTY INCOME FUND OFFSHORE, L.P.               UNITED STATES     N/A         N/A
3885  4          U.S. REAL PROPERTY INCOME FUND, L.P.                        UNITED STATES     N/A         N/A
3886  3        UBAR ADVISORS LIMITED                                         UNITED STATES     100         N/A
3887  4          UBAR INVESTORS, L.P.                                        UNITED STATES     N/A         N/A
3888  5            UBAR INVESTMENT HOLDINGS LIMITED                          UNITED STATES     100         N/A
3889  3        VF III HOLDINGS OFFSHORE ADVISORS, INC.                       CAYMAN ISLANDS    100         N/A
3890  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
3891  3        VFC ADVISORS, L.L.C.                                          UNITED STATES     N/A         N/A
3892  4          VFC LIMITED PARTNERSHIP                                     UNITED STATES     N/A         N/A
3893  5            VFC Investments Holdings, SRL                             BARBADOS          100         N/A
3894  6              VFC Investments, SRL                                    BARBADOS          100         N/A
3895  3        VINTAGE / BROAD STREET ENERGY ACCESS ADVISORS L.L.C.          UNITED STATES     N/A         N/A
3896  4          VINTAGE / BROAD STREET ENERGY ACCESS FUND, L.P.             UNITED STATES     N/A         N/A
3897  3        VINTAGE FUND GSVA ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3898  4          VINTAGE FUND GSVA, L.P.                                     UNITED STATES     N/A         N/A
3899  2      GSCP EXPRO ADVISORS OFFSHORE, INC.                              CAYMAN ISLANDS    100         N/A
3900  3        GSCP EXPRO INVESTORS OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
3901  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
3902  2      GSCP KMI ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3903  3        GSCP KMI INVESTORS, L.P.                                      UNITED STATES     N/A         N/A
3904  2      GSCP KMI OFFSHORE ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
3905  3        GSCP KMI INVESTORS OFFSHORE, L.P.                             CAYMAN ISLANDS    N/A         N/A
3906  2      GSCP LATIN AMERICA LLC                                          UNITED STATES     N/A         N/A
3907  2      GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                        MEXICO            100         100
3908  2      GSCP V AIV, L.P.                                                CAYMAN ISLANDS    N/A         N/A
3909  2      GSCP V INSTITUTIONAL AIV, L.P.                                  CAYMAN ISLANDS    N/A         N/A
3910  2      GSCS HOLDINGS I, LLC                                            UNITED STATES     N/A         N/A
3911  3        GSCS HOLDINGS II, LLC                                         UNITED STATES     N/A         N/A
3912  2      GSEM (DEL) INC.                                                 UNITED STATES     100         N/A
3913  3        GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
3914  3        GSEM (DEL) HOLDINGS, L.P.                                     UNITED STATES     N/A         N/A
3915  2      GSEM ADVISORS, L.L.C.                                           UNITED STATES     N/A         N/A
3916  2      GSFS INVESTMENTS I CORP.                                        UNITED STATES     100         N/A
3917  3        1903 DEBT FUND, LP                                            UNITED STATES     N/A         N/A
3918  3        CASPIAN FINANCING LLC                                         UNITED STATES     N/A         N/A
3919  4          ENTERTAINMENT ACQUISITION FINANCING LLC                     UNITED STATES     N/A         N/A
3920  3        CATGS I, LLC                                                  UNITED STATES     N/A         N/A
3921  3        DBGS ANTHEM GP, LLC                                           UNITED STATES     N/A         N/A
3922  4          DBGS ANTHEM LP                                              UNITED STATES     N/A         N/A
3923  3        ENERGY CENTER HOLDINGS, LLC                                   UNITED STATES     N/A         N/A
3924  3        GS LEASING (KCSR 2005-1) LLC                                  UNITED STATES     N/A         N/A
3925  3        GS SOLAR POWER I, LLC                                         UNITED STATES     N/A         N/A
3926  3        GS WIND HOLDINGS LLC                                          UNITED STATES     N/A         N/A
3927  3        GS WIND POWER II, LLC                                         UNITED STATES     N/A         N/A
3928  3        GSFS INVESTMENTS III, LLC                                     UNITED STATES     N/A         N/A
3929  3        GSFS INVESTMENTS IV, LLC                                      UNITED STATES     N/A         N/A
3930  3        GSFS IV LLC                                                   UNITED STATES     N/A         N/A
3931  3        RAFT RIVER I HOLDINGS, LLC                                    UNITED STATES     N/A         N/A
3932  3        VOLITO AVIATION SERVICES AB                                   SWEDEN            20          N/A
3933  2      GSGROUP NMTC INVESTOR LLC                                       UNITED STATES     N/A         N/A
3934  2      GSIP HOLDCO A LLC                                               UNITED STATES     N/A         N/A
3935  3        GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.      UNITED STATES     N/A         N/A
3936  3        GSIP HOLDCO B LLC                                             UNITED STATES     N/A         N/A
3937  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    UNITED STATES     N/A         N/A
3938  2      GSJC 30 HUDSON URBAN RENEWAL L.L.C.                             UNITED STATES     N/A         N/A
3939  2      GSJC 50 HUDSON URBAN RENEWAL L.L.C.                             UNITED STATES     N/A         N/A
3940  2      GSJC LAND LLC                                                   UNITED STATES     N/A         N/A
3941  3        PH PIER MANAGEMENT LLC                                        UNITED STATES     N/A         N/A
3942  2      GSJC MASTER LESSEE L.L.C.                                       UNITED STATES     N/A         N/A
3943  2      GSPS STRATEGIES CORP.                                           UNITED STATES     100         N/A
3944  3        GSPS (DEL) L.P.                                               UNITED STATES     N/A         N/A
3945  3        GSPS INVESTMENTS LIMITED                                      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
3946  4          GOLDMAN SACHS BANK (EUROPE) PLC                             IRELAND           100         N/A
3947  2      GSSLG GEN-PAR, L.L.C.                                           UNITED STATES     N/A         N/A
3948  3        GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                   UNITED STATES     N/A         N/A
3949  2      GSSO (ASIA) OFFSHORE, LLC                                       UNITED STATES     N/A         N/A
3950  3        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
3951  2      GSSO (ASIA), LLC                                                UNITED STATES     N/A         N/A
3952  3        GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                    UNITED STATES     N/A         N/A
3953  4          GSSOAF HOLDING COMPANY                                      CAYMAN ISLANDS    100         N/A
3954  2      GSTM LLC                                                        UNITED STATES     N/A         N/A
3955  3        SLK LLC                                                       UNITED STATES     N/A         N/A
3956  4          GOLDMAN SACHS EXECUTION & CLEARING, L.P.                    UNITED STATES     N/A         N/A
3957  5            REDI HOLDINGS LLC                                         UNITED STATES     N/A         N/A
3958  6              REDI TECH, LLC                                          UNITED STATES     N/A         N/A
3959  2      GSTP LLC                                                        UNITED STATES     N/A         N/A
3960  2      GSUIG REAL ESTATE MEMBER LLC                                    UNITED STATES     N/A         N/A
3961  3        GSLM FUND MEMBER LLC                                          UNITED STATES     N/A         N/A
3962  3        LAFITTE II LIHTC LLC                                          UNITED STATES     N/A         N/A
3963  3        WEST 116TH ST. LIHTC LLC                                      UNITED STATES     N/A         N/A
3964  2      GSUIG, L.L.C.                                                   UNITED STATES     N/A         N/A
3965  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
3966  2      GUARD CONTROL PMD GP, L.L.C.                                    UNITED STATES     N/A         N/A

3967  3       GUARD CONTROL PMD, L.P.                                    525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3968  2     Goldman Sachs Developing Markets Real Estate Cooperatief     525990 - Other       London                  NETHERLANDS
              U.A.                                                       Financial Vehicles
3969  2     Goldman Sachs Mount Kellett Capital Partners Employee Funds  525990 - Other       New York      NY        Delaware
              GP, L.L.C.                                                 Financial Vehicles
3970  3       GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
3971  3       Goldman Sachs Mount Kellett Capital Partners Offshore PMD  525990 - Other       George Town             CAYMAN
                QP Fund, Ltd.                                            Financial Vehicles                           ISLANDS
3972  2     Goldman Sachs Private Equity Group Master Fund VI, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3973  2     Goldman Sachs TDN Investors Offshore, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3974  2     HCCI LIHTC LLC                                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3975  2     HULL TRADING ASIA LIMITED                                    551112 - Offices of  Central                 HONG KONG
                                                                         Other Holding
                                                                         Companies
3976  3       GOLDMAN SACHS LLC                                          525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
3977  4         GOLDMAN SACHS VENTURE LLC                                551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3978  5           GOLDMAN SACHS 2, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3979  5           GOLDMAN SACHS 3, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3980  2     Hyatt Hotels Corporation                                     531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
3981  2     J. ARON HOLDINGS, L.P.                                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3982  3       GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)  523110 - Investment  Amsterdam               NETHERLANDS
                B.V.                                                     Banking and
                                                                         Securities Dealing
3983  3       J. ARON & COMPANY                                          523130 - Commodity   New York      NY        New York
                                                                         Contracts Dealing
3984  4         GOLDMAN SACHS TRADING AND CLEARING SERVICES              523110 - Investment  Amsterdam               NETHERLANDS
                  (NETHERLANDS) B.V.                                     Banking and
                                                                         Securities Dealing
3985  4         HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO       525910 - Open-End    Rio de                  BRAZIL
                  PRIVADO - INVESTIMENTO NO EXTERIOR                     Investment Funds     Janeiro
3986  5           HORIZON FUND                                           525910 - Open-End    Sao Paulo               CAYMAN
                                                                         Investment Funds                             ISLANDS
3987  2     KALORAMA GP, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3988  3       KALORAMA, L.P.                                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3989  4         GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3990  4         GSPX, L.P.                                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3991  2     KVC ADVISORS, INC.                                           525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3992  3       KAISER VINTAGE VI CO-INVESTMENT FUND A, L.P.               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3993  3       KAISER VINTAGE VI CO-INVESTMENT FUND B, L.P.               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3994  2     LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG    525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
3995  2     LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3996  2     LS UNIT TRUST 2009-I                                         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
3997  2     MACARTHUR PHASE A LIHTC LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3998  2     MBD 2011 ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3999  2     MBD 2011 OFFSHORE ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4000  3       MBD 2011 HOLDINGS, L.P.                                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4001  4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
4002  4         INTERLINE BRANDS, INC.                                   0 - N/A              Jacksonville  FL        Delaware
4003  4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4004  3       MBD 2011 OFFSHORE, L.P.                                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4005  4         MBD 2011 OFFSHORE EAGLE WING INC.                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4006  4         MBD 2011 OFFSHORE EDGEMARC, INC.                         525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4007  2     MERBAU ADVISORS, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4008  3       MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4009  4         GS VAN GOGH LUX I S.A R.L.                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4010  4         GS VAN GOGH LUX II S.A R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4011  4         GSV ENERGY HOLDINGS, INC.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4012  4         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
4013  4         GSVA OFFSHORE HOLDINGS, INC.                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4014  4         GSVF AHO INVESTMENTS CORP.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4015  4         MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME        551112 - Offices of  George Town             CAYMAN
                  BLOCKER, LTD.                                          Other Holding                                ISLANDS
                                                                         Companies
4016  3       MERBAU INVESTORS OFFSHORE, L.P.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4017  2     MLK DRIVE URBAN RENEWAL L.L.C.                               531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
4018  2     MLQ INVESTORS, L.P.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4019  2     MLQ STRATOSPHERE, L.L.C.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4020  3       W2007/ACEP HOLDINGS, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4021  2     MLQ, L.L.C.                                                  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4022  2     MOTHER ZION LIHTC LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4023  2     MSMC, INC.                                                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4024  3       GS COMMERCIAL REAL ESTATE LP                               522292 - Real Estate New York      NY        Delaware
                                                                         Credit
4025  2     MTGLQ INVESTORS, L.P.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4026  2     MURRAY STREET INVESTMENT TRUST I                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4027  2     MURRAY STREET INVESTMENT TRUST II                            525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4028  2     NEXUS LLC                                                    551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4029  2     NORMANDY FUNDING CORP.                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4030  2     ONE SANTA FE LIHTC LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4031  2     OOO GOLDMAN SACHS BANK                                       522110 - Commercial  Moscow                  RUSSIA
                                                                         Banking
4032  2     OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS, LTD. 525990 - Other       Luxembourg              CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4033  3       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.        525990 - Other       Luxembourg              CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4034  4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4035  4         VALOUR TWO HOLDINGS ENTITY GP, LTD.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4036  5           VALOUR TWO HOLDINGS, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4037  4         VALOUR TWO HOLDINGS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4038  2     PEARL STREET INSURANCE COMPANY, INC.                         524126 - Direct      Burlington    VT        Vermont
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
4039  2     PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4040  2     PEP XI OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4041  3       PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4042  4         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4043  5           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS FOREIGN   551112 - Offices of  George Town             CAYMAN
                    INCOME BLOCKER, LTD.                                 Other Holding                                ISLANDS
                                                                         Companies
4044  2     PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4045  3       PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4046  2     PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4047  2     PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4048  2     PROVIDENCE PLACE LIHTC LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4049  2     REGULATORY DATACORP, INC.                                    561499 - All Other   King of       PA        Delaware
                                                                         Business Support     Prussia
                                                                         Services
4050  2     REP ELD GEN-PAR, L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4051  2     REP SVY REALTY HOLDINGS, L.L.C.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4052  2     RHYS TRUST                                                   523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
4053  2     ROTHESAY LIFE, L.L.C.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4054  2     ROTHESAY PENSIONS MANAGEMENT LIMITED                         524298 - All Other   London                  UNITED
                                                                         Insurance Related                            KINGDOM
                                                                         Activities                                   (OTHER)
4055  2     SATURN FUND ADVISORS, INC.                                   525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4056  3       SCHAEFFLER INVESTORS, L. P.                                525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4057  2     SBI JAPANNEXT CO., LTD.                                      523120 - Securities  Tokyo                   JAPAN
                                                                         Brokerage
4058  2     SCLQ, S. DE R.L. DE C.V.                                     525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
4059  2     SITE 26 HOLDINGS INC.                                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4060  3       GOLDMAN SACHS HEADQUARTERS LLC                             531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4061  2     SOPAC LLC                                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4062  2     SOUTHERN PACIFIC FUNDING CORPORATION                         525990 - Other       New York      NY        California
                                                                         Financial Vehicles
4063  2     SPA UNIT TRUST 2009-I                                        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
4064  2     SPA UNIT TRUST 2009-II                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
4065  2     SPECIAL SITUATIONS INVESTING GROUP, INC.                     522294 - Secondary   NEW YORK      NY        Delaware
                                                                         Market Financing
4066  3       FLATIRON HOLDINGS LTD.                                     525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
4067  4         FLATIRON RE LTD.                                         525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
4068  3       Madison/Special Situations Value Fund II LLC               525990 - Other       Incline       NV        Delaware
                                                                         Financial Vehicles   Village
4069  2     SPIRAL HOLDINGS INC.                                         525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
4070  2     STONE STREET 1994 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4071  3       BRIDGE STREET REAL ESTATE FUND 1994, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4072  3       STONE STREET REAL ESTATE FUND 1994, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4073  2     STONE STREET 1995 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4074  2     STONE STREET 1995, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4075  2     STONE STREET 1996 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4076  3       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4077  3       STONE STREET REAL ESTATE FUND 1996, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4078  2     STONE STREET 1996, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4079  3       BRIDGE STREET FUND 1996, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4080  3       STONE STREET FUND 1996, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4081  2     STONE STREET 1997 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4082  3       BRIDGE STREET REAL ESTATE FUND 1997, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4083  3       STONE STREET REAL ESTATE FUND 1997, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4084  2     STONE STREET 1997, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4085  2     STONE STREET 1998 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4086  3       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4087  3       STONE STREET REAL ESTATE FUND 1998, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4088  2     STONE STREET 1998, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4089  2     STONE STREET 1999 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4090  3       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4091  3       STONE STREET REAL ESTATE FUND 1999, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4092  2     STONE STREET 1999, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4093  2     STONE STREET 2000, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4094  3       BRIDGE STREET FUND 2000, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3967  3        GUARD CONTROL PMD, L.P.                                       UNITED STATES     N/A         N/A
3968  2      Goldman Sachs Developing Markets Real Estate Cooperatief U.A.   UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3969  2      Goldman Sachs Mount Kellett Capital Partners Employee Funds GP, UNITED STATES     N/A         N/A
               L.L.C.
3970  3        GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP FUND,     UNITED STATES     N/A         N/A
                 L.P.
3971  3        Goldman Sachs Mount Kellett Capital Partners Offshore PMD QP  CAYMAN ISLANDS    100         N/A
                 Fund, Ltd.
3972  2      Goldman Sachs Private Equity Group Master Fund VI, LLC          UNITED STATES     N/A         N/A
3973  2      Goldman Sachs TDN Investors Offshore, L.P.                      CAYMAN ISLANDS    N/A         N/A
3974  2      HCCI LIHTC LLC                                                  UNITED STATES     N/A         N/A
3975  2      HULL TRADING ASIA LIMITED                                       HONG KONG         100         N/A
3976  3        GOLDMAN SACHS LLC                                             MAURITIUS         100         N/A
3977  4          GOLDMAN SACHS VENTURE LLC                                   MAURITIUS         100         N/A
3978  5            GOLDMAN SACHS 2, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3979  5            GOLDMAN SACHS 3, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3980  2      Hyatt Hotels Corporation                                        UNITED STATES     7           N/A
3981  2      J. ARON HOLDINGS, L.P.                                          UNITED STATES     N/A         N/A
3982  3        GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)     NETHERLANDS       100         N/A
                 B.V.
3983  3        J. ARON & COMPANY                                             UNITED STATES     N/A         N/A
3984  4          GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)   NETHERLANDS       100         N/A
                   B.V.
3985  4          HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO PRIVADO  BRAZIL            100         N/A
                   - INVESTIMENTO NO EXTERIOR
3986  5            HORIZON FUND                                              BRAZIL            100         N/A
3987  2      KALORAMA GP, L.L.C.                                             UNITED STATES     N/A         N/A
3988  3        KALORAMA, L.P.                                                CAYMAN ISLANDS    N/A         N/A
3989  4          GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       NETHERLANDS       N/A         N/A
3990  4          GSPX, L.P.                                                  UNITED STATES     N/A         N/A
3991  2      KVC ADVISORS, INC.                                              UNITED STATES     100         N/A
3992  3        KAISER VINTAGE VI CO-INVESTMENT FUND A, L.P.                  UNITED STATES     N/A         N/A
3993  3        KAISER VINTAGE VI CO-INVESTMENT FUND B, L.P.                  UNITED STATES     N/A         N/A
3994  2      LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3995  2      LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.             CAYMAN ISLANDS    N/A         N/A
3996  2      LS UNIT TRUST 2009-I                                            IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
3997  2      MACARTHUR PHASE A LIHTC LLC                                     UNITED STATES     N/A         N/A
3998  2      MBD 2011 ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3999  2      MBD 2011 OFFSHORE ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
4000  3        MBD 2011 HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
4001  4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
4002  4          INTERLINE BRANDS, INC.                                      UNITED STATES     81          N/A
4003  4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
4004  3        MBD 2011 OFFSHORE, L.P.                                       CAYMAN ISLANDS    N/A         N/A
4005  4          MBD 2011 OFFSHORE EAGLE WING INC.                           UNITED STATES     100         N/A
4006  4          MBD 2011 OFFSHORE EDGEMARC, INC.                            UNITED STATES     100         N/A
4007  2      MERBAU ADVISORS, LTD.                                           CAYMAN ISLANDS    100         N/A
4008  3        MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                      CAYMAN ISLANDS    N/A         N/A
4009  4          GS VAN GOGH LUX I S.A R.L.                                  LUXEMBOURG        100         N/A
4010  4          GS VAN GOGH LUX II S.A R.L.                                 LUXEMBOURG        100         N/A
4011  4          GSV ENERGY HOLDINGS, INC.                                   UNITED STATES     99          N/A
4012  4          GSV HEYDEN HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
4013  4          GSVA OFFSHORE HOLDINGS, INC.                                UNITED STATES     100         N/A
4014  4          GSVF AHO INVESTMENTS CORP.                                  UNITED STATES     99          N/A
4015  4          MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER,  CAYMAN ISLANDS    100         N/A
                   LTD.
4016  3        MERBAU INVESTORS OFFSHORE, L.P.                               CAYMAN ISLANDS    N/A         N/A
4017  2      MLK DRIVE URBAN RENEWAL L.L.C.                                  UNITED STATES     N/A         N/A
4018  2      MLQ INVESTORS, L.P.                                             UNITED STATES     N/A         N/A
4019  2      MLQ STRATOSPHERE, L.L.C.                                        UNITED STATES     N/A         N/A
4020  3        W2007/ACEP HOLDINGS, LLC                                      UNITED STATES     96          N/A
4021  2      MLQ, L.L.C.                                                     UNITED STATES     N/A         N/A
4022  2      MOTHER ZION LIHTC LLC                                           UNITED STATES     N/A         N/A
4023  2      MSMC, INC.                                                      UNITED STATES     100         N/A
4024  3        GS COMMERCIAL REAL ESTATE LP                                  UNITED STATES     N/A         N/A
4025  2      MTGLQ INVESTORS, L.P.                                           UNITED STATES     N/A         N/A
4026  2      MURRAY STREET INVESTMENT TRUST I                                UNITED STATES     N/A         N/A
4027  2      MURRAY STREET INVESTMENT TRUST II                               UNITED STATES     N/A         N/A
4028  2      NEXUS LLC                                                       UNITED STATES     N/A         N/A
4029  2      NORMANDY FUNDING CORP.                                          UNITED STATES     100         N/A
4030  2      ONE SANTA FE LIHTC LLC                                          UNITED STATES     N/A         N/A
4031  2      OOO GOLDMAN SACHS BANK                                          RUSSIA            N/A         N/A
4032  2      OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS, LTD.    LUXEMBOURG        100         N/A
4033  3        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.           LUXEMBOURG        N/A         N/A
4034  4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
4035  4          VALOUR TWO HOLDINGS ENTITY GP, LTD.                         CAYMAN ISLANDS    100         N/A
4036  5            VALOUR TWO HOLDINGS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
4037  4          VALOUR TWO HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
4038  2      PEARL STREET INSURANCE COMPANY, INC.                            UNITED STATES     100         N/A
4039  2      PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                           UNITED STATES     N/A         N/A
4040  2      PEP XI OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
4041  3        PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
4042  4          PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.          CAYMAN ISLANDS    N/A         N/A
4043  5            PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS FOREIGN      CAYMAN ISLANDS    100         N/A
                     INCOME BLOCKER, LTD.
4044  2      PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                         CAYMAN ISLANDS    100         N/A
4045  3        PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.            CAYMAN ISLANDS    N/A         N/A
4046  2      PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                    UNITED STATES     N/A         N/A
4047  2      PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                      UNITED STATES     N/A         N/A
4048  2      PROVIDENCE PLACE LIHTC LLC                                      UNITED STATES     N/A         N/A
4049  2      REGULATORY DATACORP, INC.                                       UNITED STATES     59          N/A
4050  2      REP ELD GEN-PAR, L.L.C.                                         UNITED STATES     N/A         N/A
4051  2      REP SVY REALTY HOLDINGS, L.L.C.                                 UNITED STATES     N/A         N/A
4052  2      RHYS TRUST                                                      JERSEY            N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4053  2      ROTHESAY LIFE, L.L.C.                                           UNITED STATES     100         N/A
4054  2      ROTHESAY PENSIONS MANAGEMENT LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
4055  2      SATURN FUND ADVISORS, INC.                                      UNITED STATES     100         N/A
4056  3        SCHAEFFLER INVESTORS, L. P.                                   UNITED STATES     N/A         N/A
4057  2      SBI JAPANNEXT CO., LTD.                                         JAPAN             43          N/A
4058  2      SCLQ, S. DE R.L. DE C.V.                                        MEXICO            100         N/A
4059  2      SITE 26 HOLDINGS INC.                                           UNITED STATES     100         N/A
4060  3        GOLDMAN SACHS HEADQUARTERS LLC                                UNITED STATES     N/A         N/A
4061  2      SOPAC LLC                                                       UNITED STATES     N/A         N/A
4062  2      SOUTHERN PACIFIC FUNDING CORPORATION                            UNITED STATES     100         N/A
4063  2      SPA UNIT TRUST 2009-I                                           IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4064  2      SPA UNIT TRUST 2009-II                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4065  2      SPECIAL SITUATIONS INVESTING GROUP, INC.                        UNITED STATES     100         N/A
4066  3        FLATIRON HOLDINGS LTD.                                        BERMUDA           36          N/A
4067  4          FLATIRON RE LTD.                                            BERMUDA           100         N/A
4068  3        Madison/Special Situations Value Fund II LLC                  UNITED STATES     N/A         N/A
4069  2      SPIRAL HOLDINGS INC.                                            UNITED STATES     19          N/A
4070  2      STONE STREET 1994 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4071  3        BRIDGE STREET REAL ESTATE FUND 1994, L.P.                     UNITED STATES     N/A         N/A
4072  3        STONE STREET REAL ESTATE FUND 1994, L.P.                      UNITED STATES     N/A         N/A
4073  2      STONE STREET 1995 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4074  2      STONE STREET 1995, L.L.C.                                       UNITED STATES     N/A         N/A
4075  2      STONE STREET 1996 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4076  3        BRIDGE STREET REAL ESTATE FUND 1996, L.P.                     UNITED STATES     N/A         N/A
4077  3        STONE STREET REAL ESTATE FUND 1996, L.P.                      UNITED STATES     N/A         N/A
4078  2      STONE STREET 1996, L.L.C.                                       UNITED STATES     N/A         N/A
4079  3        BRIDGE STREET FUND 1996, L.P.                                 UNITED STATES     N/A         N/A
4080  3        STONE STREET FUND 1996, L.P.                                  UNITED STATES     N/A         N/A
4081  2      STONE STREET 1997 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4082  3        BRIDGE STREET REAL ESTATE FUND 1997, L.P.                     UNITED STATES     N/A         N/A
4083  3        STONE STREET REAL ESTATE FUND 1997, L.P.                      UNITED STATES     N/A         N/A
4084  2      STONE STREET 1997, L.L.C.                                       UNITED STATES     N/A         N/A
4085  2      STONE STREET 1998 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4086  3        BRIDGE STREET REAL ESTATE FUND 1998, L.P.                     UNITED STATES     N/A         N/A
4087  3        STONE STREET REAL ESTATE FUND 1998, L.P.                      UNITED STATES     N/A         N/A
4088  2      STONE STREET 1998, L.L.C.                                       UNITED STATES     N/A         N/A
4089  2      STONE STREET 1999 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4090  3        BRIDGE STREET REAL ESTATE FUND 1999, L.P.                     UNITED STATES     N/A         N/A
4091  3        STONE STREET REAL ESTATE FUND 1999, L.P.                      UNITED STATES     N/A         N/A
4092  2      STONE STREET 1999, L.L.C.                                       UNITED STATES     N/A         N/A
4093  2      STONE STREET 2000, L.L.C.                                       UNITED STATES     N/A         N/A
4094  3        BRIDGE STREET FUND 2000, L.P.                                 UNITED STATES     N/A         N/A

4095  3       STONE STREET FUND 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4096  2     STONE STREET ASIA, L.L.C.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4097  3       BRIDGE STREET ASIA FUND, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4098  3       STONE STREET ASIA FUND, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4099  4         GSSOAF HOLDING COMPANY                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4100  2     STONE STREET FUND 1996, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4101  2     STONE STREET PEP TECHNOLOGY 2000, L.L.C.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4102  2     STONE STREET REAL ESTATE FUND 1996, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4103  2     STONE STREET REAL ESTATE FUND 1998, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4104  2     STONE STREET REAL ESTATE FUND 1999, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4105  2     STONE STREET REAL ESTATE FUND 2000, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4106  2     STONE STREET REALTY 2000, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4107  3       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4108  3       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4109  2     THE EUROPEAN POWER SOURCE COMPANY B.V.                       551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
4110  2     THE GOLDMAN SACHS FOUNDATION                                 813219 - Other       New York      NY        New York
                                                                         Grantmaking and
                                                                         Giving Services
4111  2     THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION        523991 - Trust,      Wilmington    DE        Federal
                                                                         Fiduciary, and
                                                                         Custody Activities
4112  3       DWIGHT 1-3 YEAR GOVERNMENT/CREDIT FUND LLC                 525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4113  3       DWIGHT 2013 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4114  3       DWIGHT 2014 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4115  3       DWIGHT 2015 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4116  3       DWIGHT 2016 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4117  3       DWIGHT INTERMEDIATE CORE FUND                              525910 - Open-End    New York      NY        Maryland
                                                                         Investment Funds
4118  3       DWIGHT INTERMEDIATE CORE MASTER FUND LLC                   525990 - Other       Baltimore     MD        Delaware
                                                                         Financial Vehicles
4119  3       DWIGHT INTERMEDIATE CORE PLUS FUND                         525910 - Open-End    New York      NY        Maryland
                                                                         Investment Funds
4120  3       DWIGHT INTERMEDIATE CORE PLUS FUND LLC                     525990 - Other       Burlington    VT        Delaware
                                                                         Financial Vehicles
4121  3       DWIGHT INTERMEDIATE CORE PLUS MASTER FUND LLC              525990 - Other       Baltimore     MD        Delaware
                                                                         Financial Vehicles
4122  3       GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND    525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4123  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT        525910 - Open-End    Wilmington    DE        Delaware
                IMPLEMENTATION VEHICLE                                   Investment Funds
4124  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT FUND  525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4125  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY     525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4126  3       GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND     525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4127  3       GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD IMPLEMENTATION   525910 - Open-End    Wilmington    DE        Delaware
                VEHICLE                                                  Investment Funds
4128  3       GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED INCOME  525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4129  3       GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS FIXED    525910 - Open-End    Wilmington    DE        Delaware
                INCOME FUND                                              Investment Funds
4130  3       GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND         525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4131  3       GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND        525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4132  3       GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S. SMALL/MID   525910 - Open-End    Wilmington    DE        Delaware
                CAP FUND                                                 Investment Funds
4133  3       GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME FUND 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4134  3       GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET     525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4135  3       RETIREMENT PORTFOLIO COMPLETION FUND                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4136  3       THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                525920 - Trusts,     Wilmington    DE        Delaware
                                                                         Estates, and Agency
                                                                         Accounts
4137  4         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND ASSET  525990 - Other       New York      NY        Delaware
                  TRUST                                                  Financial Vehicles
4138  4         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND ASSET     525990 - Other       New York      NY        Delaware
                  TRUST                                                  Financial Vehicles
4139  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET TRUST  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4140  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II ASSET     525910 - Open-End    Wilmington    DE        Delaware
                  TRUST                                                  Investment Funds
4141  2     THE GOLDMAN, SACHS & CO. L.L.C.                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4142  3       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
4143  3       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4144  3       GOLDMAN, SACHS & CO.                                       523110 - Investment  New York      NY        New York
                                                                         Banking and
                                                                         Securities Dealing
4145  3       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4146  2     THE HULL GROUP, L.L.C.                                       551112 - Offices of  Chicago       IL        Illinois,
                                                                         Other Holding                                Cook Country
                                                                         Companies
4147  2     THE J. ARON L.L.C.                                           551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4148  3       J. ARON & COMPANY                                          523130 - Commodity   New York      NY        New York
                                                                         Contracts Dealing
4149  3       J. ARON HOLDINGS, L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4150  2     US REAL ESTATE ADVISORS, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4151  3       US REAL ESTATE OPPORTUNITIES I, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4152  2     US REAL ESTATE OPPORTUNITIES I, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4153  2     VESEY STREET INVESTMENT TRUST I                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4154  2     VESEY STREET INVESTMENT TRUST II                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4155  2     VGS AIRCRAFT HOLDING LIMITED (IRELAND)                       525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4156  3       Johannesburg Limited                                       525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4157  3       OLBIA LIMITED                                              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4158  2     WARBURTON RIVERVIEW LIHTC LLC                                525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
4159  2     WEST STREET FUND I, L.L.C.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4160  2     WH ADVISORS, L.L.C. 2001                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4161  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2001                                                     Financial Vehicles
4162  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4163  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4164  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4165  5           W2001 ARES REALTY II, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4166  5           W2001 ARES REALTY, L.L.C.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4167  6             ARES FINANCE S.r.l.                                  525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4168  5           W2001/ARES B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4169  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4170  5           QMH LIMITED                                            525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
4171  4         W2001 CAPITOL B.V.                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4172  4         W2001 LOFT B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4173  5           W2001 CAPITOL B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4174  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4175  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4176  5           W2001 REGINA C.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4177  2     WH ADVISORS, L.L.C. 2005                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4178  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2005                                                     Financial Vehicles
4179  4         ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4180  4         AWH GLOBAL GEN-PAR, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4181  5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4182  4         CARIBBEAN FUND GEN-PAR 2005, LLC                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4183  5           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4184  4         CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4185  4         DONNER S.A R.L.                                          531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4186  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4187  4         W2005 CNL FARGO GP, LLC                                  551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4188  5           W2005 CNL FARGO HOLDINGS, L.P.                         551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4189  6             W2005 CNL FARGO MEZZ IV, LLC                         551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4190  7               W2005 CNL FARGO MEZZ III, LLC                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4191  8                 W2005 CNL FARGO MEZZ II, LLC                     551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4192  9                   W2005 CNL FARGO MEZZ I, LLC                    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4193  10                    W2005/FARGO HOTELS (POOL C) GEN-PAR, L.L.C.  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4194  11                      W2005/FARGO HOTELS (POOL C) REALTY, L.P.   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4195  10                    W2005/FARGO HOTELS (POOL C) REALTY, L.P.     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4196  4         W2005 EHY HOLDINGS, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4197  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4198  5           KERZNER INTERNATIONAL HOLDINGS LIMITED                 525990 - Other       Nassau                  BAHAMAS, THE
                                                                         Financial Vehicles
4199  4         W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4200  5           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4201  6             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4202  7               W2005 CNL FARGO HOLDINGS, L.P.                     551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4203  4         W2005/FARGO HOTEL HOLDINGS II, L.P.                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4204  4         W2005/FARGO MEZZ HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4205  4         WHITEHALL EUROPEAN RE 1 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4206  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4207  6             W2005/THIRTY-THREE B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4208  7               HIGHSTREET HOLDING GBR                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4209  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4210  6             W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
4211  6             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG (H2) S.C.S.  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4212  7               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.     525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
4213  4         WHITEHALL EUROPEAN RE 2 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4214  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4215  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4216  4         WHITEHALL FRENCH RE 2 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4217  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4218  4         WHITEHALL FRENCH RE 3 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4219  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4220  4         WHITEHALL SPECIAL GEN-PAR 2005, LLC                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4221  5           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4222  5           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

4095  3        STONE STREET FUND 2000, L.P.                                  UNITED STATES     N/A         N/A
4096  2      STONE STREET ASIA, L.L.C.                                       UNITED STATES     N/A         N/A
4097  3        BRIDGE STREET ASIA FUND, L.P.                                 UNITED STATES     N/A         N/A
4098  3        STONE STREET ASIA FUND, L.P.                                  UNITED STATES     N/A         N/A
4099  4          GSSOAF HOLDING COMPANY                                      CAYMAN ISLANDS    100         N/A
4100  2      STONE STREET FUND 1996, L.P.                                    UNITED STATES     N/A         N/A
4101  2      STONE STREET PEP TECHNOLOGY 2000, L.L.C.                        UNITED STATES     N/A         N/A
4102  2      STONE STREET REAL ESTATE FUND 1996, L.P.                        UNITED STATES     N/A         N/A
4103  2      STONE STREET REAL ESTATE FUND 1998, L.P.                        UNITED STATES     N/A         N/A
4104  2      STONE STREET REAL ESTATE FUND 1999, L.P.                        UNITED STATES     N/A         N/A
4105  2      STONE STREET REAL ESTATE FUND 2000, L.P.                        UNITED STATES     N/A         N/A
4106  2      STONE STREET REALTY 2000, L.L.C.                                UNITED STATES     N/A         N/A
4107  3        BRIDGE STREET REAL ESTATE FUND 2000, L.P.                     UNITED STATES     N/A         N/A
4108  3        STONE STREET REAL ESTATE FUND 2000, L.P.                      UNITED STATES     N/A         N/A
4109  2      THE EUROPEAN POWER SOURCE COMPANY B.V.                          NETHERLANDS       100         N/A
4110  2      THE GOLDMAN SACHS FOUNDATION                                    UNITED STATES     N/A         N/A
4111  2      THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION           UNITED STATES     100         N/A
4112  3        DWIGHT 1-3 YEAR GOVERNMENT/CREDIT FUND LLC                    UNITED STATES     N/A         N/A
4113  3        DWIGHT 2013 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4114  3        DWIGHT 2014 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4115  3        DWIGHT 2015 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4116  3        DWIGHT 2016 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4117  3        DWIGHT INTERMEDIATE CORE FUND                                 UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4118  3        DWIGHT INTERMEDIATE CORE MASTER FUND LLC                      UNITED STATES     N/A         N/A
4119  3        DWIGHT INTERMEDIATE CORE PLUS FUND                            UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4120  3        DWIGHT INTERMEDIATE CORE PLUS FUND LLC                        UNITED STATES     N/A         N/A
4121  3        DWIGHT INTERMEDIATE CORE PLUS MASTER FUND LLC                 UNITED STATES     N/A         N/A
4122  3        GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4123  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT           UNITED STATES     N/A         N/A     The direct holder
                 IMPLEMENTATION VEHICLE                                                                            is a Trustee.
4124  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT FUND     UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4125  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY FUND   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4126  3        GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND        UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4127  3        GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD IMPLEMENTATION      UNITED STATES     N/A         N/A     The direct holder
                 VEHICLE                                                                                           is a Trustee.
4128  3        GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED INCOME     UNITED STATES     N/A         N/A     The direct holder
                 FUND                                                                                              is a Trustee.
4129  3        GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS FIXED       UNITED STATES     N/A         N/A     The direct holder
                 INCOME FUND                                                                                       is a Trustee.
4130  3        GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND            UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4131  3        GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND           UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4132  3        GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S. SMALL/MID CAP  UNITED STATES     N/A         N/A     The direct holder
                 FUND                                                                                              is a Trustee.
4133  3        GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME FUND    UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4134  3        GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET FUND   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4135  3        RETIREMENT PORTFOLIO COMPLETION FUND                          UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4136  3        THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                   UNITED STATES     100         N/A
4137  4          GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND ASSET     UNITED STATES     N/A         N/A     The direct holder
                   TRUST                                                                                           is a Trustee.
4138  4          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND ASSET TRUST  UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4139  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET TRUST     UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4140  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II ASSET TRUST  UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4141  2      THE GOLDMAN, SACHS & CO. L.L.C.                                 UNITED STATES     N/A         N/A
4142  3        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                      CANADA            100         N/A
4143  3        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                          UNITED STATES     N/A         N/A
4144  3        GOLDMAN, SACHS & CO.                                          UNITED STATES     N/A         N/A
4145  3        GS FINANCIAL SERVICES L.P. (DEL)                              UNITED STATES     N/A         N/A
4146  2      THE HULL GROUP, L.L.C.                                          UNITED STATES     N/A         N/A
4147  2      THE J. ARON L.L.C.                                              UNITED STATES     N/A         N/A
4148  3        J. ARON & COMPANY                                             UNITED STATES     N/A         N/A
4149  3        J. ARON HOLDINGS, L.P.                                        UNITED STATES     N/A         N/A
4150  2      US REAL ESTATE ADVISORS, LLC                                    UNITED STATES     N/A         N/A
4151  3        US REAL ESTATE OPPORTUNITIES I, L.P.                          UNITED STATES     N/A         N/A
4152  2      US REAL ESTATE OPPORTUNITIES I, L.P.                            UNITED STATES     N/A         N/A
4153  2      VESEY STREET INVESTMENT TRUST I                                 UNITED STATES     N/A         N/A
4154  2      VESEY STREET INVESTMENT TRUST II                                UNITED STATES     N/A         N/A
4155  2      VGS AIRCRAFT HOLDING LIMITED (IRELAND)                          IRELAND           50          N/A
4156  3        Johannesburg Limited                                          IRELAND           100         N/A
4157  3        OLBIA LIMITED                                                 IRELAND           100         N/A
4158  2      WARBURTON RIVERVIEW LIHTC LLC                                   UNITED STATES     N/A         N/A
4159  2      WEST STREET FUND I, L.L.C.                                      UNITED STATES     N/A         N/A
4160  2      WH ADVISORS, L.L.C. 2001                                        UNITED STATES     N/A         N/A
4161  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001  UNITED STATES     N/A         N/A
4162  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4163  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4164  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4165  5            W2001 ARES REALTY II, L.L.C.                              UNITED STATES     N/A         N/A
4166  5            W2001 ARES REALTY, L.L.C.                                 UNITED STATES     N/A         N/A
4167  6              ARES FINANCE S.r.l.                                     ITALY (OTHER)     100         N/A
4168  5            W2001/ARES B.V.                                           NETHERLANDS       100         N/A
4169  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4170  5            QMH LIMITED                                               UNITED KINGDOM    90          N/A
                                                                             (OTHER)
4171  4          W2001 CAPITOL B.V.                                          NETHERLANDS       100         N/A
4172  4          W2001 LOFT B.V.                                             NETHERLANDS       99          N/A
4173  5            W2001 CAPITOL B.V.                                        NETHERLANDS       100         N/A
4174  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4175  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4176  5            W2001 REGINA C.V.                                         NETHERLANDS       N/A         N/A
4177  2      WH ADVISORS, L.L.C. 2005                                        UNITED STATES     N/A         N/A
4178  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005  UNITED STATES     N/A         N/A
4179  4          ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4180  4          AWH GLOBAL GEN-PAR, L.L.C.                                  UNITED STATES     N/A         N/A
4181  5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4182  4          CARIBBEAN FUND GEN-PAR 2005, LLC                            UNITED STATES     N/A         N/A
4183  5            CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.         UNITED STATES     N/A         N/A
4184  4          CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.           UNITED STATES     N/A         N/A
4185  4          DONNER S.A R.L.                                             LUXEMBOURG        100         N/A
4186  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4187  4          W2005 CNL FARGO GP, LLC                                     UNITED STATES     N/A         N/A
4188  5            W2005 CNL FARGO HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
4189  6              W2005 CNL FARGO MEZZ IV, LLC                            UNITED STATES     N/A         N/A
4190  7                W2005 CNL FARGO MEZZ III, LLC                         UNITED STATES     N/A         N/A
4191  8                  W2005 CNL FARGO MEZZ II, LLC                        UNITED STATES     N/A         N/A
4192  9                    W2005 CNL FARGO MEZZ I, LLC                       UNITED STATES     N/A         N/A
4193  10                     W2005/FARGO HOTELS (POOL C) GEN-PAR, L.L.C.     UNITED STATES     N/A         N/A
4194  11                       W2005/FARGO HOTELS (POOL C) REALTY, L.P.      UNITED STATES     N/A         100
4195  10                     W2005/FARGO HOTELS (POOL C) REALTY, L.P.        UNITED STATES     N/A         100
4196  4          W2005 EHY HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
4197  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4198  5            KERZNER INTERNATIONAL HOLDINGS LIMITED                    BAHAMAS, THE      21          N/A
4199  4          W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.               UNITED STATES     N/A         N/A
4200  5            W2005/FARGO HOTEL HOLDINGS II, L.P.                       UNITED STATES     N/A         N/A
4201  6              W2005 CNL FARGO HOLDINGS PARTNER, LLC                   UNITED STATES     N/A         N/A
4202  7                W2005 CNL FARGO HOLDINGS, L.P.                        UNITED STATES     N/A         N/A
4203  4          W2005/FARGO HOTEL HOLDINGS II, L.P.                         UNITED STATES     N/A         N/A
4204  4          W2005/FARGO MEZZ HOLDINGS, LLC                              UNITED STATES     N/A         N/A
4205  4          WHITEHALL EUROPEAN RE 1 S.A.R.L.                            LUXEMBOURG        100         N/A
4206  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4207  6              W2005/THIRTY-THREE B.V.                                 NETHERLANDS       100         N/A
4208  7                HIGHSTREET HOLDING GBR                                NETHERLANDS       51          N/A
4209  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4210  6              W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.          LUXEMBOURG        100         N/A
4211  6              W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG (H2) S.C.S.     LUXEMBOURG        99          N/A
4212  7                W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.        LUXEMBOURG        100         N/A
4213  4          WHITEHALL EUROPEAN RE 2 S.A.R.L.                            LUXEMBOURG        100         N/A
4214  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4215  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4216  4          WHITEHALL FRENCH RE 2 SARL                                  LUXEMBOURG        100         N/A
4217  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4218  4          WHITEHALL FRENCH RE 3 SARL                                  LUXEMBOURG        100         N/A
4219  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4220  4          WHITEHALL SPECIAL GEN-PAR 2005, LLC                         UNITED STATES     N/A         N/A
4221  5            CARIBBEAN FUND GEN-PAR 2005, LLC                          UNITED STATES     N/A         N/A
4222  5            CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.         UNITED STATES     N/A         N/A

4223  2     WH ADVISORS, L.L.C. 2007                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4224  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2007                                                     Financial Vehicles
4225  2     WH ADVISORS, L.L.C. IX                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4226  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4227  2     WH ADVISORS, L.L.C. V                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4228  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4229  2     WH ADVISORS, L.L.C. VI                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4230  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4231  2     WH ADVISORS, L.L.C. VII                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4232  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4233  2     WH ADVISORS, L.L.C. VIII                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4234  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4235  2     WH ADVISORS, L.L.C. X                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4236  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4237  2     WH ADVISORS, L.L.C. XI                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4238  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4239  2     WH ADVISORS, L.L.C. XII                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4240  2     WH ADVISORS, L.L.C. XIII                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4241  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4242  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4243  4         WH13/DANKO B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4244  4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4245  4         WH13/TWENTY-NINE B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4246  5           ASIO S.R.L.                                            525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4247  4         WH13/TWENTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4248  5           ASIO S.R.L.                                            525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4249  2     WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4250  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP 2008                                 Financial Vehicles
4251  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4252  4         W2007 BEAR L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4253  4         W2007/W2008 FINANCE LTD.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4254  4         W2008 JUPITER INVESTMENT CAYMAN LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4255  4         W2008 OUKA (DELAWARE) L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4256  4         W2008 RAINBOW 1 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4257  4         W2008 RAINBOW 2 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4258  4         W2008 RAINBOW 3 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4259  4         Whitehall European RE 9A S.a r.l.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4260  2     WH INTERNATIONAL ADVISORS, L.L.C. 2001                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4261  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2001                                         Financial Vehicles
4262  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4263  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4264  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4265  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4266  4         W2001 LOFT FINANCE INTERNATIONAL, L.L.C.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4267  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4268  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4269  2     WH INTERNATIONAL ADVISORS, L.L.C. 2005                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4270  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2005                                         Financial Vehicles
4271  4         BLITZEN S.A R.L.                                         531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4272  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4273  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4274  4         W2005 PUPPET 1 LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4275  4         W2005 PUPPET 2 LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4276  4         WHITEHALL EUROPEAN RE 1 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4277  4         WHITEHALL EUROPEAN RE 2 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4278  4         WHITEHALL EUROPEAN RE 4 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4279  4         WHITEHALL EUROPEAN RE 5 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4280  2     WH INTERNATIONAL ADVISORS, L.L.C. 2008                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4281  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2008                                         Financial Vehicles
4282  2     WH PARALLEL ADVISORS, L.L.C. 2001                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4283  3       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                2001                                                     Financial Vehicles
4284  4         HIHARAKO (CAYMAN) L.L.C.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4285  5           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4286  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4287  4         W2001 GEN PAR EUR 3 B.V.                                 525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4288  5           W2001 PARC C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4289  6             W2001 LOFT B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4290  5           W2001 WEBSTER CV                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4291  6             W2001 CAPITOL B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4292  4         W2001 PARC C.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4293  4         W2001 TWO C.V.                                           525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4294  5           QMH FINCO S.A R.L.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4295  5           QMH LIMITED                                            525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
4296  5           W2001/FORTY-SIX B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4297  4         W2001 WEBSTER CV                                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4298  4         W2001/SIXTY-ONE B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4299  5           W2001 REGINA C.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4300  5           W2001 TWO C.V.                                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4301  2     WH PARALLEL ADVISORS, L.L.C. 2007                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4302  3       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                2007                                                     Financial Vehicles
4303  4         BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.      531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4304  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4305  4         HIHARAKO 2007 (CAYMAN) LTD.                              531390 - Other       George Town             CAYMAN
                                                                         activities related                           ISLANDS
                                                                         to real estate
4306  4         PFD HOLDINGS, LLC                                        531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4307  4         W2007 MVP HOTELS, LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4308  4         W2007 PARALLEL AMELIA SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4309  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4310  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4311  4         W2007 PARALLEL BEAR S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4312  5           W2007 BEAR L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4313  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4314  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4315  4         W2007 PARALLEL LANCASTER S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4316  5           W2007/W2008 FINANCE LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4317  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4318  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4319  4         W2007 PARALLEL LINDENCORSO S.A.R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4320  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4321  4         W2007 Parallel Selfridges S.a r.l.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4322  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4323  4         W2007 Parallel Vernal S.a r.l.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4324  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4325  4         W2007/ACEP HOLDINGS, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4326  4         WHITEHALL EUROPEAN RE 6 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4327  4         WNT HOLDINGS, LLC                                        531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4328  2     WH PARALLEL ADVISORS, L.L.C. XIII                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4329  3       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4330  4         WH MEZZCO GP, L.L.C. II                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4331  4         WH13/ASIO ASTREA C.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4332  5           WH13/TWENTY-NINE B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4333  5           WH13/TWENTY-SIX B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4334  4         WH13/DANKO B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4335  4         WH13/FORTY-THREE B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4336  5           WH13/ASIO ASTREA C.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4337  4         WH13/FORTY-TWO B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4338  5           WH13/ASIO ASTREA C.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4339  4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4340  2     WH13/DANKO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4341  2     WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
              2001                                                       Financial Vehicles
4342  2     WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
              2007                                                       Financial Vehicles
4343  2     WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4344  2     WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4345  3       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4346  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4347  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4348  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4349  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4350  4         W2001 CAPITOL B.V.                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles

4223  2      WH ADVISORS, L.L.C. 2007                                        UNITED STATES     N/A         N/A
4224  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007  UNITED STATES     N/A         N/A
4225  2      WH ADVISORS, L.L.C. IX                                          UNITED STATES     N/A         N/A
4226  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX           UNITED STATES     N/A         N/A
4227  2      WH ADVISORS, L.L.C. V                                           UNITED STATES     N/A         N/A
4228  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V            UNITED STATES     N/A         N/A
4229  2      WH ADVISORS, L.L.C. VI                                          UNITED STATES     N/A         N/A
4230  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI           UNITED STATES     N/A         N/A
4231  2      WH ADVISORS, L.L.C. VII                                         UNITED STATES     N/A         N/A
4232  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII          UNITED STATES     N/A         N/A
4233  2      WH ADVISORS, L.L.C. VIII                                        UNITED STATES     N/A         N/A
4234  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII         UNITED STATES     N/A         N/A
4235  2      WH ADVISORS, L.L.C. X                                           UNITED STATES     N/A         N/A
4236  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X            UNITED STATES     N/A         N/A
4237  2      WH ADVISORS, L.L.C. XI                                          UNITED STATES     N/A         N/A
4238  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI           UNITED STATES     N/A         N/A
4239  2      WH ADVISORS, L.L.C. XII                                         UNITED STATES     N/A         N/A
4240  2      WH ADVISORS, L.L.C. XIII                                        UNITED STATES     N/A         N/A
4241  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII          UNITED STATES     N/A         N/A
4242  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII         UNITED STATES     N/A         N/A
4243  4          WH13/DANKO B.V.                                             NETHERLANDS       100         N/A
4244  4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
4245  4          WH13/TWENTY-NINE B.V.                                       NETHERLANDS       99          N/A
4246  5            ASIO S.R.L.                                               ITALY (OTHER)     100         N/A
4247  4          WH13/TWENTY-SIX B.V.                                        NETHERLANDS       99          N/A
4248  5            ASIO S.R.L.                                               ITALY (OTHER)     100         N/A
4249  2      WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008           UNITED STATES     N/A         N/A
4250  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)     UNITED STATES     N/A         N/A
                 LIMITED PARTNERSHIP 2008
4251  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4252  4          W2007 BEAR L.L.C.                                           UNITED STATES     N/A         N/A
4253  4          W2007/W2008 FINANCE LTD.                                    CAYMAN ISLANDS    100         N/A
4254  4          W2008 JUPITER INVESTMENT CAYMAN LTD.                        CAYMAN ISLANDS    100         N/A
4255  4          W2008 OUKA (DELAWARE) L.L.C.                                UNITED STATES     N/A         N/A
4256  4          W2008 RAINBOW 1 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4257  4          W2008 RAINBOW 2 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4258  4          W2008 RAINBOW 3 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4259  4          Whitehall European RE 9A S.a r.l.                           LUXEMBOURG        100         N/A
4260  2      WH INTERNATIONAL ADVISORS, L.L.C. 2001                          UNITED STATES     N/A         N/A
4261  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2001
4262  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
4263  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4264  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4265  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4266  4          W2001 LOFT FINANCE INTERNATIONAL, L.L.C.                    UNITED STATES     N/A         N/A
4267  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4268  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4269  2      WH INTERNATIONAL ADVISORS, L.L.C. 2005                          UNITED STATES     N/A         N/A
4270  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2005
4271  4          BLITZEN S.A R.L.                                            LUXEMBOURG        100         N/A
4272  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4273  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4274  4          W2005 PUPPET 1 LLC                                          UNITED STATES     N/A         N/A
4275  4          W2005 PUPPET 2 LLC                                          UNITED STATES     N/A         N/A
4276  4          WHITEHALL EUROPEAN RE 1 S.A.R.L.                            LUXEMBOURG        100         N/A
4277  4          WHITEHALL EUROPEAN RE 2 S.A.R.L.                            LUXEMBOURG        100         N/A
4278  4          WHITEHALL EUROPEAN RE 4 S.A R.L.                            LUXEMBOURG        100         N/A
4279  4          WHITEHALL EUROPEAN RE 5 S.A R.L.                            LUXEMBOURG        99          N/A
4280  2      WH INTERNATIONAL ADVISORS, L.L.C. 2008                          UNITED STATES     N/A         N/A
4281  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2008
4282  2      WH PARALLEL ADVISORS, L.L.C. 2001                               UNITED STATES     N/A         N/A
4283  3        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                 2001
4284  4          HIHARAKO (CAYMAN) L.L.C.                                    CAYMAN ISLANDS    100         N/A
4285  5            MERCER INVESTMENTS IV PRIVATE LTD.                        MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4286  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4287  4          W2001 GEN PAR EUR 3 B.V.                                    NETHERLANDS       100         N/A
4288  5            W2001 PARC C.V.                                           NETHERLANDS       N/A         N/A
4289  6              W2001 LOFT B.V.                                         NETHERLANDS       99          N/A
4290  5            W2001 WEBSTER CV                                          NETHERLANDS       N/A         N/A
4291  6              W2001 CAPITOL B.V.                                      NETHERLANDS       100         N/A
4292  4          W2001 PARC C.V.                                             NETHERLANDS       N/A         N/A
4293  4          W2001 TWO C.V.                                              NETHERLANDS       N/A         N/A
4294  5            QMH FINCO S.A R.L.                                        LUXEMBOURG        100         N/A
4295  5            QMH LIMITED                                               UNITED KINGDOM    90          N/A
                                                                             (OTHER)
4296  5            W2001/FORTY-SIX B.V.                                      NETHERLANDS       100         N/A
4297  4          W2001 WEBSTER CV                                            NETHERLANDS       N/A         N/A
4298  4          W2001/SIXTY-ONE B.V.                                        NETHERLANDS       100         N/A
4299  5            W2001 REGINA C.V.                                         NETHERLANDS       N/A         N/A
4300  5            W2001 TWO C.V.                                            NETHERLANDS       N/A         N/A
4301  2      WH PARALLEL ADVISORS, L.L.C. 2007                               UNITED STATES     N/A         N/A
4302  3        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                 2007
4303  4          BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.         UNITED STATES     N/A         32
4304  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4305  4          HIHARAKO 2007 (CAYMAN) LTD.                                 CAYMAN ISLANDS    100         N/A
4306  4          PFD HOLDINGS, LLC                                           UNITED STATES     N/A         N/A
4307  4          W2007 MVP HOTELS, LLC                                       UNITED STATES     94          N/A
4308  4          W2007 PARALLEL AMELIA SARL                                  LUXEMBOURG        100         N/A
4309  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4310  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4311  4          W2007 PARALLEL BEAR S.A.R.L.                                LUXEMBOURG        100         N/A
4312  5            W2007 BEAR L.L.C.                                         UNITED STATES     N/A         N/A
4313  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4314  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4315  4          W2007 PARALLEL LANCASTER S.A R.L.                           LUXEMBOURG        100         N/A
4316  5            W2007/W2008 FINANCE LTD.                                  CAYMAN ISLANDS    100         N/A
4317  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
4318  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
4319  4          W2007 PARALLEL LINDENCORSO S.A.R.L.                         LUXEMBOURG        100         N/A
4320  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
4321  4          W2007 Parallel Selfridges S.a r.l.                          LUXEMBOURG        100         N/A
4322  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4323  4          W2007 Parallel Vernal S.a r.l.                              LUXEMBOURG        100         N/A
4324  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class E shares.
4325  4          W2007/ACEP HOLDINGS, LLC                                    UNITED STATES     96          N/A
4326  4          WHITEHALL EUROPEAN RE 6 S.A R.L.                            LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4327  4          WNT HOLDINGS, LLC                                           UNITED STATES     N/A         N/A
4328  2      WH PARALLEL ADVISORS, L.L.C. XIII                               UNITED STATES     N/A         N/A
4329  3        WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII       UNITED STATES     N/A         N/A
4330  4          WH MEZZCO GP, L.L.C. II                                     UNITED STATES     N/A         N/A
4331  4          WH13/ASIO ASTREA C.V.                                       NETHERLANDS       N/A         N/A
4332  5            WH13/TWENTY-NINE B.V.                                     NETHERLANDS       99          N/A
4333  5            WH13/TWENTY-SIX B.V.                                      NETHERLANDS       99          N/A
4334  4          WH13/DANKO B.V.                                             NETHERLANDS       100         N/A
4335  4          WH13/FORTY-THREE B.V.                                       NETHERLANDS       100         N/A
4336  5            WH13/ASIO ASTREA C.V.                                     NETHERLANDS       N/A         N/A
4337  4          WH13/FORTY-TWO B.V.                                         NETHERLANDS       100         N/A
4338  5            WH13/ASIO ASTREA C.V.                                     NETHERLANDS       N/A         N/A
4339  4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
4340  2      WH13/DANKO B.V.                                                 NETHERLANDS       100         N/A
4341  2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001  UNITED STATES     N/A         N/A
4342  2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007  UNITED STATES     N/A         N/A
4343  2      WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII         UNITED STATES     N/A         N/A
4344  2      WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.                 UNITED STATES     N/A         N/A
4345  3        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.              UNITED STATES     N/A         N/A
4346  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
4347  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4348  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4349  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4350  4          W2001 CAPITOL B.V.                                          NETHERLANDS       100         N/A

4351  4         W2001 LOFT B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4352  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4353  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4354  4         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2001                                       Financial Vehicles
4355  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2001                                                   Financial Vehicles
4356  4         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2001                                       Financial Vehicles
4357  3       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4358  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4359  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001          525990 - Other       George Town             CAYMAN
                (CORPORATE), L.P.                                        Financial Vehicles                           ISLANDS
4360  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4361  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001      525990 - Other       New York      NY        Delaware
                    (DELAWARE), L.P.                                     Financial Vehicles
4362  6             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4363  6             QMH FINCO S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4364  6             W2001 ARES REALTY HOLDING, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4365  6             W2001 BRITANNIA LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4366  6             W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE, L.L.C.    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4367  6             W2001 REGINA C.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4368  6             W2001/FORTY-SIX B.V.                                 525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4369  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001          525990 - Other       New York      NY        Delaware
                (DELAWARE), L.P.                                         Financial Vehicles
4370  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4371  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             525990 - Other       George Town             CAYMAN
                (CORPORATE), L.P.                                        Financial Vehicles                           ISLANDS
4372  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4373  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4374  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4375  2     WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4376  3       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4377  4         ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4378  4         AWH EMPLOYEE GEN-PAR, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4379  5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4380  4         CARIBBEAN FUND GEN-PAR 2005, LLC                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4381  4         CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4382  4         DONNER S.A R.L.                                          531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4383  4         W2005 CNL FARGO GP, LLC                                  551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4384  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4385  4         W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4386  4         W2005/FARGO HOTEL HOLDINGS II, L.P.                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4387  4         W2005/FARGO MEZZ HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4388  4         WHITEHALL FRENCH RE 1 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4389  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4390  4         Whitehall European RE 3 S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4391  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4392  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4393  3       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4394  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4395  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2005                                                   Financial Vehicles
4396  3       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4397  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4398  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2005                                                   Financial Vehicles
4399  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005          525990 - Other       New York      NY        Delaware
                (DELAWARE), L.P.                                         Financial Vehicles
4400  4         BLITZEN S.A R.L.                                         531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4401  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4402  4         WHITEHALL EUROPEAN RE 6 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4403  4         Whitehall European RE 3 S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4404  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.    525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4405  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4406  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005      525990 - Other       New York      NY        Delaware
                    (DELAWARE), L.P.                                     Financial Vehicles
4407  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4408  3       WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.         525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4409  4         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4410  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
4411  5           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2005                                     Financial Vehicles
4412  3       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4413  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP., L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4414  4         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l. 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4415  5           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4416  6             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,   525990 - Other       George Town             CAYMAN
                      L.P.                                               Financial Vehicles                           ISLANDS
4417  6             WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED   525990 - Other       New York      NY        Delaware
                      PARTNERSHIP 2005                                   Financial Vehicles
4418  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4419  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4420  2     WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4421  3       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
4422  4         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND 525990 - Other       New York      NY        Delaware
                  2007, L.P.                                             Financial Vehicles
4423  5           W2007 FINANCE SUB, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4424  3       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   525990 - Other       New York      NY        Delaware
                2007, L.P.                                               Financial Vehicles
4425  3       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
4426  4         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
4427  5           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER    525990 - Other       New York      NY        Delaware
                    FUND 2007, L.P.                                      Financial Vehicles
4428  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
4429  3       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4430  2     WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4431  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE SUB  531390 - Other       New York      NY        CAYMAN
                2008, LTD.                                               activities related                           ISLANDS
                                                                         to real estate
4432  4         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2008                                       Financial Vehicles
4433  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
4434  4         W2008 INTERNATIONAL FINANCE SUB LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4435  3       WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4436  3       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4437  2     WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4438  2     WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4439  2     WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4440  2     WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4441  2     WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND     525990 - Other       New York      NY        Delaware
              2007, L.P.                                                 Financial Vehicles
4442  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4443  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4444  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4445  2     WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4446  2     WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4447  2     WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4448  2     WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4449  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4450  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4451  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,    525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
4452  2     WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008   525990 - Other       Luxembourg              LUXEMBOURG
              SCA                                                        Financial Vehicles
4453  2     WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4454  2     WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4455  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)    525990 - Other       New York      NY        Delaware
              LIMITED PARTNERSHIP 2008                                   Financial Vehicles
4456  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2001  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4457  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2005  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4458  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2008  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4459  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2001                                           Financial Vehicles
4460  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2005                                           Financial Vehicles
4461  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2008                                           Financial Vehicles
4462  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4463  3       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 525990 - Other       Luxembourg              LUXEMBOURG
                SCA                                                      Financial Vehicles
4464  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4465  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4466  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),  525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
4467  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4468  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4469  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4470  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4471  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4472  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4473  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4474  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4475  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4476  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4477  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4478  2     Whitehall Street International Override Offshore Fund 2008   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles

4351  4          W2001 LOFT B.V.                                             NETHERLANDS       99          N/A
4352  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4353  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4354  4          WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                   2001
4355  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2001
4356  4          WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED          UNITED STATES     N/A         N/A
                   PARTNERSHIP 2001
4357  3        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                 UNITED STATES     N/A         N/A
4358  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.            UNITED STATES     N/A         N/A
4359  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001             CAYMAN ISLANDS    N/A         N/A
                 (CORPORATE), L.P.
4360  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4361  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001         UNITED STATES     N/A         N/A
                     (DELAWARE), L.P.
4362  6              MERCER INVESTMENTS IV PRIVATE LTD.                      MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4363  6              QMH FINCO S.A R.L.                                      LUXEMBOURG        100         N/A
4364  6              W2001 ARES REALTY HOLDING, L.L.C.                       UNITED STATES     N/A         N/A
4365  6              W2001 BRITANNIA LLC                                     UNITED STATES     N/A         N/A
4366  6              W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE, L.L.C.       UNITED STATES     N/A         N/A
4367  6              W2001 REGINA C.V.                                       NETHERLANDS       N/A         N/A
4368  6              W2001/FORTY-SIX B.V.                                    NETHERLANDS       100         N/A
4369  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001 (DELAWARE), UNITED STATES     N/A         N/A
                 L.P.
4370  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.       CAYMAN ISLANDS    N/A         N/A
4371  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),   CAYMAN ISLANDS    N/A         N/A
                 L.P.
4372  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4373  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.          CAYMAN ISLANDS    N/A         N/A
4374  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4375  2      WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.                 UNITED STATES     N/A         N/A
4376  3        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4377  4          ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4378  4          AWH EMPLOYEE GEN-PAR, L.L.C.                                UNITED STATES     N/A         N/A
4379  5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4380  4          CARIBBEAN FUND GEN-PAR 2005, LLC                            UNITED STATES     N/A         N/A
4381  4          CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.           UNITED STATES     N/A         N/A
4382  4          DONNER S.A R.L.                                             LUXEMBOURG        100         N/A
4383  4          W2005 CNL FARGO GP, LLC                                     UNITED STATES     N/A         N/A
4384  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4385  4          W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.               UNITED STATES     N/A         N/A
4386  4          W2005/FARGO HOTEL HOLDINGS II, L.P.                         UNITED STATES     N/A         N/A
4387  4          W2005/FARGO MEZZ HOLDINGS, LLC                              UNITED STATES     N/A         N/A
4388  4          WHITEHALL FRENCH RE 1 SARL                                  LUXEMBOURG        100         N/A
4389  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4390  4          Whitehall European RE 3 S.a r.l.                            LUXEMBOURG        100         N/A
4391  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4392  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4393  3        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                   UNITED STATES     N/A         N/A
4394  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.            UNITED STATES     N/A         N/A
4395  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2005
4396  3        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                 UNITED STATES     N/A         N/A
4397  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.            UNITED STATES     N/A         N/A
4398  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2005
4399  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 (DELAWARE), UNITED STATES     N/A         N/A
                 L.P.
4400  4          BLITZEN S.A R.L.                                            LUXEMBOURG        100         N/A
4401  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4402  4          WHITEHALL EUROPEAN RE 6 S.A R.L.                            LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
4403  4          Whitehall European RE 3 S.a r.l.                            LUXEMBOURG        100         N/A
4404  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.       UNITED STATES     1           N/A
4405  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.     CAYMAN ISLANDS    N/A         N/A
4406  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005         UNITED STATES     N/A         N/A
                     (DELAWARE), L.P.
4407  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.       CAYMAN ISLANDS    N/A         N/A
4408  3        WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.            UNITED STATES     100         N/A
4409  4          WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.          CAYMAN ISLANDS    N/A         N/A
4410  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.   CAYMAN ISLANDS    N/A         N/A
4411  5            WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED        UNITED STATES     N/A         N/A
                     PARTNERSHIP 2005
4412  3        WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.            CAYMAN ISLANDS    N/A         N/A
4413  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP., L.P.    CAYMAN ISLANDS    N/A         N/A
4414  4          WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.    LUXEMBOURG        63          N/A
4415  5            WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.      CAYMAN ISLANDS    N/A         N/A
4416  6              WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P. CAYMAN ISLANDS    N/A         N/A
4417  6              WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED      UNITED STATES     N/A         N/A
                       PARTNERSHIP 2005
4418  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.          CAYMAN ISLANDS    N/A         N/A
4419  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.      LUXEMBOURG        63          N/A
4420  2      WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.                 UNITED STATES     N/A         N/A
4421  3        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P.  UNITED STATES     N/A         N/A
4422  4          WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND    UNITED STATES     N/A         N/A
                   2007, L.P.
4423  5            W2007 FINANCE SUB, LLC                                    UNITED STATES     N/A         N/A
4424  3        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND      UNITED STATES     N/A         N/A
                 2007, L.P.
4425  3        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.   UNITED STATES     N/A         N/A
4426  4          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.  UNITED STATES     N/A         N/A
4427  5            WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND  UNITED STATES     N/A         N/A
                     2007, L.P.
4428  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
4429  3        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.    UNITED STATES     N/A         N/A
4430  2      WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.                 UNITED STATES     N/A         N/A
4431  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE SUB     UNITED STATES     100         N/A
                 2008, LTD.
4432  4          WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED          UNITED STATES     N/A         N/A
                   PARTNERSHIP 2008
4433  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
4434  4          W2008 INTERNATIONAL FINANCE SUB LTD.                        CAYMAN ISLANDS    100         N/A
4435  3        WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.       CAYMAN ISLANDS    N/A         N/A
4436  3        WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.         CAYMAN ISLANDS    N/A         N/A
4437  2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                UNITED STATES     N/A         N/A
4438  2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4439  2      WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                     UNITED STATES     N/A         N/A
4440  2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P.    UNITED STATES     N/A         N/A
4441  2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND 2007,  UNITED STATES     N/A         N/A
               L.P.
4442  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001    UNITED STATES     N/A         N/A
4443  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005    UNITED STATES     N/A         N/A
4444  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007    UNITED STATES     N/A         N/A
4445  2      WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.     UNITED STATES     N/A         N/A
4446  2      WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.      UNITED STATES     N/A         N/A
4447  2      WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                   UNITED STATES     N/A         N/A
4448  2      WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                   UNITED STATES     N/A         N/A
4449  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.         CAYMAN ISLANDS    N/A         N/A
4450  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.         CAYMAN ISLANDS    N/A         N/A
4451  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008, L.P.  CAYMAN ISLANDS    N/A         N/A
4452  2      WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 SCA  LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-2
                                                                                                                   shares.
4453  2      WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.              CAYMAN ISLANDS    N/A         N/A
4454  2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.           CAYMAN ISLANDS    N/A         N/A
4455  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)       UNITED STATES     N/A         N/A
               LIMITED PARTNERSHIP 2008
4456  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2001     CAYMAN ISLANDS    100         N/A
4457  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2005     CAYMAN ISLANDS    100         N/A
4458  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2008     CAYMAN ISLANDS    100         N/A
4459  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2001
4460  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2005
4461  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2008
4462  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008        LUXEMBOURG        100         N/A
4463  3        WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008    LUXEMBOURG        100         N/A     This holding
                 SCA                                                                                               represents
                                                                                                                   ownership in
                                                                                                                   Management
                                                                                                                   shares.
4464  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008           LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Management
                                                                                                                   shares.
4465  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008             LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-5
                                                                                                                   shares.
4466  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),     CAYMAN ISLANDS    N/A         N/A
               L.P.
4467  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.            CAYMAN ISLANDS    N/A         N/A
4468  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.            CAYMAN ISLANDS    N/A         N/A
4469  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX             UNITED STATES     N/A         N/A
4470  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V              UNITED STATES     N/A         N/A
4471  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI             UNITED STATES     N/A         N/A
4472  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII            UNITED STATES     N/A         N/A
4473  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII           UNITED STATES     N/A         N/A
4474  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X              UNITED STATES     N/A         N/A
4475  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI             UNITED STATES     N/A         N/A
4476  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII            UNITED STATES     N/A         N/A
4477  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII           UNITED STATES     N/A         N/A
4478  2      Whitehall Street International Override Offshore Fund 2008      LUXEMBOURG        100         N/A

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2013, there was 13 Contract Owner of a qualified Contract and 5 of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Bylaws of the Company states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.


ITEM 29. PRINCIPAL UNDERWRITERS

       (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, and Commonwealth Annuity Select Separate Account of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

       (b) The principal business address of most of the following Directors and Officers is:
            200 West St,
            New York, NY 10282-2198

            The principal business address of the other following Directors and Officers* is:
            132 Turnpike Road, Suite 210
            Southborough, MA 01772.



NAME                                  POSITION OR OFFICE WITH UNDERWRITER
----                           -------------------------------------------------
Steven M. Bunson               Assistant Treasurer
Nabanita  Chaterjee            Assistant Secretary
Richard  Cohn                  Assistant General Counsel and Secretary
Manda J. D'Agata               Assistant Treasurer
John S. Daly                   Director
Thomas J. Favia                Financial Operations Principal
Julie  Hausen                  Assistant Secretary
Kathleen  Jack                 Chief Compliance Officer Securities Underwriting
Kenneth L. Josselyn            Assistant Secretary
Robert A. Mass                 Compliance Officer
Albert P. Meo                  Financial Operations Principal
Stephen R. Pierce              Director and Vice President
Elizabeth E. Robinson          Treasurer
Matthew E. Tropp               Assistant Secretary
Joel Volcy*                    Chief Operating Officer
Nicholas H. von Moltke         Director, President and Chief Executive Officer
Margot  Wallin*                Chief Compliance Officer Variable Products


       (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.


                          (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL         DISCOUNTS AND      (3) COMPENSATION ON    (4) BROKERAGE    (5) OTHER
UNDERWRITER                    COMMISSIONS            REDEMPTION         COMMISSIONS    COMPENSATION
---------------------     --------------------   -------------------    -------------   ------------
Epoch Securities, Inc.            None                  None                 N/A             N/A

            As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2012. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

            Each account, book or other document required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, Inc. at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

            The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

       (d) Rule 484 Undertaking- Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

       (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

       1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

       2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

       3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
             Section 403(b)(11) to the attention of potential participants.

       4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 11th day of April, 2013.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

By: /s/ Scott D. Silverman
--------------------------
Scott D. Silverman, Senior Vice President, General Counsel,
and Secretary


Pursuant to the requirements of the Securities Act of 1933 and the Investment
 Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                       TITLE                                          DATE
----------                                       -----                                          ----
/s/ John J. Fowler            Senior Vice President and Chief Financial Officer          April 11, 2013
--------------------------
John J. Fowler

Allan S. Levine*              Chairman of the Board
--------------------------

Manda J. D'Agata*             Director, Vice President and Treasurer
--------------------------

Kathleen M. Redgate*          Director
--------------------------

Michael S. Rotter*            Director and Vice Chairman
--------------------------

/s/ Nicholas H. von Moltke    Director, President, and Chief Executive Officer
--------------------------

/s/ Jane S. Grosso            Vice President and Controller
--------------------------
Jane S. Grosso                       (Chief Accounting Officer)


*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 3, 2013 duly executed by such persons.

/s/ Scott D. Silverman
--------------------------
Scott D. Silverman, Attorney-in-Fact

(333-157121) Horizon

                                EXHIBIT TABLE

Exhibit 8 (c)   Directors' Powers of Attorney

Exhibit 10      Consent of Independent Registered Public Accounting Firm